UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-01944

Principal Variable Contracts Funds, Inc.

(Exact name of registrant as specified in charter)

801 Grand Avenue, Des Moines, IA	50309
(Address of principal executive offices)	(Zip code)

Principal Global Investors, LLC, 801 Grand Avenue, Des Moines, IA 50309

(Name and address of agent for service)

Registrant’s telephone number, including area code:		515-248-0156
Date of fiscal year end:	December 31, 2017
Date of reporting period:	June 30, 2017

ITEM 1 – REPORT TO STOCKHOLDERS

Principal®

Principal Variable Contracts Funds, Inc.

Semiannual Report
June 30, 2017

Sign up for eDelivery!

- Get your prospectus, semiannual and annual fund reports by e-mail
- Less clutter, more convenience
- Two ways to sign up (some restrictions may apply):

  - **Online:** Go to *principal.com*. Log in, select "My Profile", and sign up under "Subscriptions and Delivery Preferences"
  - **Telephone:** Call us at 1-800-247-9988 if you have a life insurance policy or 1-800-852-4450 if you have an annuity.

Table of Contents

Financial Statements	1
Notes to Financial Statements	46
Schedules of Investments	76
Financial Highlights (Includes performance information)	224
Shareholder Expense Example	252
Supplemental Information	257

Not FDIC or NCUA insured

May lose value • Not a deposit • No bank or credit union guarantee
Not insured by any Federal government agency

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
June 30, 2017 (unaudited)

	Bond Market	Core Plus	Diversified
Amounts in thousands, except per share amounts	Index Account	Bond Account	Balanced Account
Investment in securities--at cost	$2,442,007	$302,086	$7
Investment in affiliated Accounts--at cost	$–	$–	$931,386
Assets
Investment in securities--at value	$2,453,504	$303,031	$7
Investment in affiliated Accounts--at value	–	–	1,159,398
Cash	–	16	–
Receivables:
Dividends and interest	12,504	2,120	–
Fund shares sold	356	430	3
Investment securities sold	19,383	3,127	2,732
Variation margin on financial derivative instruments	–	23	–
Other assets	–	12	–
Total Assets	2,485,747	308,759	1,162,140
Liabilities
Accrued management and investment advisory fees	476	109	48
Accrued distribution fees	–	–	231
Accrued directors' expenses	15	3	9
Accrued other expenses	15	9	5
Cash overdraft	44	–	–
Payables:
Dividends and interest on securities sold short	1	–	–
Fund shares redeemed	6,669	290	2,735
Investment securities purchased	178,841	14,622	–
Short sales (proceeds received $572, $0 and $0)	571	–	–
Variation margin on financial derivative instruments	–	28	–
Total Liabilities	186,632	15,061	3,028
Net Assets Applicable to Outstanding Shares	$2,299,115	$293,698	$1,159,112

Net Assets Consist of:
Capital shares and additional paid-in-capital	$2,229,535	$306,877	$897,244
Accumulated undistributed (overdistributed) net investment income (loss)	65,662	12,781	14,438
Accumulated undistributed (overdistributed) net realized gain (loss)	(7,580)	(26,915)	19,418
Net unrealized appreciation (depreciation) of investments	11,498	955	228,012
Total Net Assets	$2,299,115	$293,698	$1,159,112
Capital Stock (par value: $.01 per share):
Shares authorized	200,000	400,000	350,000
Net Asset Value Per Share:
Class 1: Net Assets	$2,299,115	$293,359	$41,886
Shares issued and outstanding	219,655	25,561	2,690
Net Asset Value per share	$10.47	$11.48	$15.57
Class 2: Net Assets	N/A	$339	$1,117,226
Shares issued and outstanding		30	71,779
Net Asset Value per share		$11.42	$15.56

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
June 30, 2017 (unaudited)

	Diversified	Diversified
	Balanced Managed	Balanced Volatility	Diversified
Amounts in thousands, except per share amounts	Volatility Account	Control Account	Growth Account
Investment in securities--at cost	$–	$1,999	$–
Investment in affiliated Accounts--at cost	162,812	8,040	3,042,741
Assets
Investment in securities--at value	$–	$2,005	$–
Investment in affiliated Accounts--at value	176,133	8,077	3,796,438
Cash	–	118	–
Receivables:
Expense reimbursement from Manager	–	1	–
Fund shares sold	31	107	–
Investment securities sold	721	–	10,566
Total Assets	176,885	10,308	3,807,004
Liabilities
Accrued management and investment advisory fees	7	1	157
Accrued distribution fees	36	2	786
Accrued directors' expenses	2	1	23
Accrued other expenses	5	1	6
Payables:
Fund shares redeemed	752	–	10,567
Investment securities purchased	–	203	–
Total Liabilities	802	208	11,539
Net Assets Applicable to Outstanding Shares	$176,083	$10,100	$3,795,465

Net Assets Consist of:
Capital shares and additional paid-in-capital	$159,420	$10,051	$2,935,248
Accumulated undistributed (overdistributed) net investment income (loss)	2,005	5	46,136
Accumulated undistributed (overdistributed) net realized gain (loss)	1,337	1	60,384
Net unrealized appreciation (depreciation) of investments	13,321	43	753,697
Total Net Assets	$176,083	$10,100	$3,795,465
Capital Stock (par value: $.01 per share):
Shares authorized	200,000	200,000	300,000
Net Asset Value Per Share:
Class 2: Net Assets	$176,083	$10,100	$3,795,465
Shares issued and outstanding	14,858	988	223,554
Net Asset Value per share	$11.85	$10.22	$16.98

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
June 30, 2017 (unaudited)

	Diversified Growth	Diversified Growth
	Managed Volatility	Volatility Control	Diversified
Amounts in thousands, except per share amounts	Account	Account	Income Account
Investment in securities--at cost	$–	$10,125	$–
Investment in affiliated Accounts--at cost	307,821	40,949	229,359
Assets
Investment in securities--at value	$–	$10,153	$–
Investment in affiliated Accounts--at value	338,651	41,176	254,299
Cash	–	696	–
Receivables:
Fund shares sold	–	786	–
Investment securities sold	933	–	1,412
Total Assets	339,584	52,811	255,711
Liabilities
Accrued management and investment advisory fees	14	4	11
Accrued distribution fees	70	8	53
Accrued directors' expenses	3	1	3
Accrued other expenses	5	1	4
Payables:
Fund shares redeemed	933	–	1,412
Investment securities purchased	–	1,325	–
Total Liabilities	1,025	1,339	1,483
Net Assets Applicable to Outstanding Shares	$338,559	$51,472	$254,228

Net Assets Consist of:
Capital shares and additional paid-in-capital	$301,093	$51,191	$223,610
Accumulated undistributed (overdistributed) net investment income (loss)	3,715	24	3,155
Accumulated undistributed (overdistributed) net realized gain (loss)	2,921	2	2,523
Net unrealized appreciation (depreciation) of investments	30,830	255	24,940
Total Net Assets	$338,559	$51,472	$254,228
Capital Stock (par value: $.01 per share):
Shares authorized	200,000	200,000	50,000
Net Asset Value Per Share:
Class 2: Net Assets	$338,559	$51,472	$254,228
Shares issued and outstanding	27,823	5,025	19,745
Net Asset Value per share	$12.17	$10.24	$12.88

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
June 30, 2017 (unaudited)

	Diversified		Government &
	International	Equity	High Quality
Amounts in thousands, except per share amounts	Account	Income Account	Bond Account
Investment in securities--at cost	$218,067	$307,802	$254,241
Foreign currency--at cost	$12	$–	$–
Assets
Investment in securities--at value	$272,535	$533,675	$246,962
Foreign currency--at value	13	–	–
Cash	1	–	–
Receivables:
Dividends and interest	1,333	1,285	1,310
Fund shares sold	603	912	270
Investment securities sold	784	9,626	–
Total Assets	275,269	545,498	248,542
Liabilities
Accrued management and investment advisory fees	191	219	103
Accrued distribution fees	–	5	–
Accrued directors' expenses	2	5	3
Accrued other expenses	22	3	5
Payables:
Deferred foreign tax	47	–	–
Fund shares redeemed	500	393	173
Investment securities purchased	320	7,030	–
Total Liabilities	1,082	7,655	284
Net Assets Applicable to Outstanding Shares	$274,187	$537,843	$248,258

Net Assets Consist of:
Capital shares and additional paid-in-capital	$308,711	$244,541	$246,632
Accumulated undistributed (overdistributed) net investment income (loss)	7,243	22,204	14,260
Accumulated undistributed (overdistributed) net realized gain (loss)	(96,193)	45,225	(5,355)
Net unrealized appreciation (depreciation) of investments	54,421	225,873	(7,279)
Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign
currency	5	–	–
Total Net Assets	$274,187	$537,843	$248,258
Capital Stock (par value: $.01 per share):
Shares authorized	300,000	200,000	200,000
Net Asset Value Per Share:
Class 1: Net Assets	$272,658	$512,796	$245,970
Shares issued and outstanding	17,535	20,465	24,357
Net Asset Value per share	$15.55	$25.06	$10.10
Class 2: Net Assets	$1,529	$25,047	$2,288
Shares issued and outstanding	98	1,008	227
Net Asset Value per share	$15.65	$24.84	$10.08

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
June 30, 2017 (unaudited)

		International
		Emerging Markets	LargeCap
Amounts in thousands, except per share amounts	Income Account	Account	Growth Account
Investment in securities--at cost	$204,320	$80,487	$87,843
Foreign currency--at cost	$–	$107	$–
Assets
Investment in securities--at value	$214,971	$99,702	$108,926
Foreign currency--at value	–	106	–
Receivables:
Dividends and interest	1,920	524	67
Expense reimbursement from Manager	–	1	–
Fund shares sold	30	113	16
Investment securities sold	–	394	–
Total Assets	216,921	100,840	109,009
Liabilities
Accrued management and investment advisory fees	90	102	62
Accrued directors' expenses	3	2	2
Accrued other expenses	5	31	4
Cash overdraft	4	2	–
Payables:
Deferred foreign tax	–	113	–
Fund shares redeemed	108	138	433
Investment securities purchased	–	401	414
Total Liabilities	210	789	915
Net Assets Applicable to Outstanding Shares	$216,711	$100,051	$108,094

Net Assets Consist of:
Capital shares and additional paid-in-capital	$197,624	$104,825	$83,283
Accumulated undistributed (overdistributed) net investment income (loss)	12,490	1,974	632
Accumulated undistributed (overdistributed) net realized gain (loss)	(4,054)	(25,850)	3,096
Net unrealized appreciation (depreciation) of investments	10,651	19,102	21,083
Total Net Assets	$216,711	$100,051	$108,094
Capital Stock (par value: $.01 per share):
Shares authorized	200,000	200,000	300,000
Net Asset Value Per Share:
Class 1: Net Assets	$214,077	$99,695	$106,988
Shares issued and outstanding	20,116	5,966	3,771
Net Asset Value per share	$10.64	$16.71	$28.37
Class 2: Net Assets	$2,634	$356	$1,106
Shares issued and outstanding	249	21	40
Net Asset Value per share	$10.58	$16.63	$28.21

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
June 30, 2017 (unaudited)

			LargeCap S&P 500
	LargeCap	LargeCap S&P 500	Managed Volatility
Amounts in thousands, except per share amounts	Growth Account I	Index Account	Index Account
Investment in securities--at cost	$195,234	$1,639,080	$180,505
Assets
Investment in securities--at value	$273,876	$2,450,833	$215,495
Cash	3	–	–
Deposits with counterparty	530	–	–
Receivables:
Dividends and interest	101	2,426	207
Expense reimbursement from Manager	4	–	–
Fund shares sold	412	219	–
Investment securities sold	630	–	–
Variation margin on financial derivative instruments	4	29	2
Total Assets	275,560	2,453,507	215,704
Liabilities
Accrued management and investment advisory fees	172	505	80
Accrued directors' expenses	3	15	2
Accrued other expenses	9	19	7
Payables:
Fund shares redeemed	55	6,547	672
Investment securities purchased	607	1,015	84
Options and swaptions contracts written (premiums received $0, $0 and $255)	–	–	149
Variation margin on financial derivative instruments	1	11	–
Total Liabilities	847	8,112	994
Net Assets Applicable to Outstanding Shares	$274,713	$2,445,395	$214,710

Net Assets Consist of:
Capital shares and additional paid-in-capital	$169,232	$1,517,644	$179,244
Accumulated undistributed (overdistributed) net investment income (loss)	264	61,739	4,394
Accumulated undistributed (overdistributed) net realized gain (loss)	26,609	54,439	(4,007)
Net unrealized appreciation (depreciation) of investments	78,608	811,573	35,079
Total Net Assets	$274,713	$2,445,395	$214,710
Capital Stock (par value: $.01 per share):
Shares authorized	200,000	300,000	100,000
Net Asset Value Per Share:
Class 1: Net Assets	$274,374	$2,443,198	$214,710
Shares issued and outstanding	9,551	144,892	16,322
Net Asset Value per share	$28.73	$16.86	$13.15
Class 2: Net Assets	$339	$2,197	N/A
Shares issued and outstanding	11	131
Net Asset Value per share	$28.59	$16.77

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
June 30, 2017 (unaudited)

	LargeCap		Multi-Asset
Amounts in thousands, except per share amounts and Multi-Asset Income Account	Value Account	MidCap Account	Income Account
Investment in securities--at cost	$126,504	$377,509	$–
Investment in affiliated Accounts--at cost	$–	$–	$219,396
Foreign currency--at cost	$–	$57	$–
Assets
Investment in securities--at value	$140,654	$572,313	$–
Investment in affiliated Accounts--at value	–	–	224,477
Foreign currency--at value	–	59	–
Receivables:
Dividends and interest	153	248	34
Expense reimbursement from Manager	–	–	10,663
Fund shares sold	41	12	–
Investment securities sold	15,874	1,215	6
Prepaid Expenses	–	–	12
Total Assets	156,722	573,847	235,192
Liabilities
Accrued management and investment advisory fees	69	254	53
Accrued distribution fees	–	4	49
Accrued directors' expenses	2	5	3,459
Accrued professional fees	–	–	7,357
Accrued other expenses	5	5	–
Cash overdraft	–	51	–
Payables:
Fund shares redeemed	79	995	6
Investment securities purchased	16,117	947	34
Total Liabilities	16,272	2,261	10,958
Net Assets Applicable to Outstanding Shares	$140,450	$571,586	$224,234

Net Assets Consist of:
Capital shares and additional paid-in-capital	$109,275	$278,673	$210,473
Accumulated undistributed (overdistributed) net investment income (loss)	3,824	4,278	8,124
Accumulated undistributed (overdistributed) net realized gain (loss)	13,201	93,829	556
Net unrealized appreciation (depreciation) of investments	14,150	194,804	5,081
Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign
currency	–	2	–
Total Net Assets	$140,450	$571,586	$224,234
Capital Stock (par value: $.01 per share):
Shares authorized	200,000	105,000	200,000,000
Net Asset Value Per Share:
Class 1: Net Assets	$140,347	$555,161	$213,104
Shares issued and outstanding	4,464	9,643	19,534
Net Asset Value per share	$31.44	$57.57	$10.91
Class 2: Net Assets	$103	$16,425	$11,130
Shares issued and outstanding	3	288	1,025
Net Asset Value per share	$31.30	$57.19	$10.86

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
June 30, 2017 (unaudited)

	Principal Capital
	Appreciation	Principal LifeTime	Principal LifeTime
Amounts in thousands, except per share amounts	Account	2010 Account	2020 Account
Investment in securities--at cost	$102,135	$–	$–
Investment in affiliated Accounts--at cost	$–	$39,891	$177,816
Assets
Investment in securities--at value	$156,980	$–	$–
Investment in affiliated Accounts--at value	–	43,162	194,639
Receivables:
Dividends and interest	169	–	–
Fund shares sold	3	214	4
Investment securities sold	357	–	733
Total Assets	157,509	43,376	195,376
Liabilities
Accrued management and investment advisory fees	81	–	–
Accrued distribution fees	2	–	–
Accrued directors' expenses	3	2	2
Accrued other expenses	5	3	5
Payables:
Fund shares redeemed	482	57	737
Investment securities purchased	994	157	–
Total Liabilities	1,567	219	744
Net Assets Applicable to Outstanding Shares	$155,942	$43,157	$194,632

Net Assets Consist of:
Capital shares and additional paid-in-capital	$98,565	$38,324	$171,575
Accumulated undistributed (overdistributed) net investment income (loss)	2,807	1,009	4,222
Accumulated undistributed (overdistributed) net realized gain (loss)	(275)	553	2,012
Net unrealized appreciation (depreciation) of investments	54,845	3,271	16,823
Total Net Assets	$155,942	$43,157	$194,632
Capital Stock (par value: $.01 per share):
Shares authorized	200,000	100,000	200,000
Net Asset Value Per Share:
Class 1: Net Assets	$148,130	$43,157	$194,579
Shares issued and outstanding	5,699	3,267	14,306
Net Asset Value per share	$25.99	$13.21	$13.60
Class 2: Net Assets	$7,812	N/A	$53
Shares issued and outstanding	304		4
Net Asset Value per share	$25.71		$13.54

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
June 30, 2017 (unaudited)

	Principal LifeTime	Principal LifeTime	Principal LifeTime
Amounts in thousands, except per share amounts	2030 Account	2040 Account	2050 Account
Investment in affiliated Accounts--at cost	$123,773	$51,428	$27,513
Assets
Investment in affiliated Accounts--at value	$137,481	$56,713	$30,768
Receivables:
Dividends and interest	–	7	2
Fund shares sold	162	39	96
Total Assets	137,643	56,759	30,866
Liabilities
Accrued directors' expenses	2	2	1
Accrued professional fees	–	4	–
Accrued other expenses	4	–	4
Payables:
Fund shares redeemed	103	1	–
Investment securities purchased	59	45	99
Total Liabilities	168	52	104
Net Assets Applicable to Outstanding Shares	$137,475	$56,707	$30,762

Net Assets Consist of:
Capital shares and additional paid-in-capital	$119,519	$50,061	$26,798
Accumulated undistributed (overdistributed) net investment income (loss)	2,460	848	424
Accumulated undistributed (overdistributed) net realized gain (loss)	1,788	513	285
Net unrealized appreciation (depreciation) of investments	13,708	5,285	3,255
Total Net Assets	$137,475	$56,707	$30,762
Capital Stock (par value: $.01 per share):
Shares authorized	200,000	200,000	200,000
Net Asset Value Per Share:
Class 1: Net Assets	$137,076	$56,394	$30,608
Shares issued and outstanding	11,002	3,797	2,122
Net Asset Value per share	$12.46	$14.85	$14.42
Class 2: Net Assets	$399	$313	$154
Shares issued and outstanding	32	21	11
Net Asset Value per share	$12.39	$14.78	$14.36

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
June 30, 2017 (unaudited)

		Principal LifeTime
	Principal LifeTime	Strategic	Real Estate
Amounts in thousands, except per share amounts	2060 Account	Income Account	Securities Account
Investment in securities--at cost	$–	$–	$123,001
Investment in affiliated Accounts--at cost	$3,455	$22,576	$–
Assets
Investment in securities--at value	$–	$–	$156,407
Investment in affiliated Accounts--at value	3,710	24,371	–
Receivables:
Dividends and interest	–	–	568
Fund shares sold	55	107	10
Investment securities sold	–	–	215
Total Assets	3,765	24,478	157,200
Liabilities
Accrued management and investment advisory fees	–	–	115
Accrued directors' expenses	1	1	2
Accrued professional fees	5	–	–
Accrued other expenses	–	5	4
Payables:
Fund shares redeemed	–	65	538
Investment securities purchased	55	42	6
Total Liabilities	61	113	665
Net Assets Applicable to Outstanding Shares	$3,704	$24,365	$156,535

Net Assets Consist of:
Capital shares and additional paid-in-capital	$3,394	$21,969	$96,781
Accumulated undistributed (overdistributed) net investment income (loss)	39	639	2,976
Accumulated undistributed (overdistributed) net realized gain (loss)	16	(38)	23,372
Net unrealized appreciation (depreciation) of investments	255	1,795	33,406
Total Net Assets	$3,704	$24,365	$156,535
Capital Stock (par value: $.01 per share):
Shares authorized	100,000	100,000	300,000
Net Asset Value Per Share:
Class 1: Net Assets	$3,704	$24,365	$154,245
Shares issued and outstanding	282	2,044	6,968
Net Asset Value per share	$13.16	$11.92	$22.14
Class 2: Net Assets	N/A	N/A	$2,290
Shares issued and outstanding			103
Net Asset Value per share			$22.17

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
June 30, 2017 (unaudited)

	SAM Balanced	SAM Conservative	SAM Conservative
Amounts in thousands, except per share amounts	Portfolio	Balanced Portfolio	Growth Portfolio
Investment in securities--at cost	$460	$83	$341
Investment in affiliated Accounts--at cost	$661,731	$178,497	$275,487
Assets
Investment in securities--at value	$460	$83	$341
Investment in affiliated Accounts--at value	772,333	198,761	322,179
Receivables:
Dividends and interest	103	44	27
Fund shares sold	644	74	366
Investment securities sold	391	77	–
Total Assets	773,931	199,039	322,913
Liabilities
Accrued management and investment advisory fees	146	37	61
Accrued distribution fees	21	4	24
Accrued directors' expenses	6	3	3
Accrued other expenses	5	5	5
Payables:
Fund shares redeemed	1,035	151	102
Investment securities purchased	103	44	291
Total Liabilities	1,316	244	486
Net Assets Applicable to Outstanding Shares	$772,615	$198,795	$322,427

Net Assets Consist of:
Capital shares and additional paid-in-capital	$617,370	$169,932	$263,474
Accumulated undistributed (overdistributed) net investment income (loss)	16,994	5,912	4,682
Accumulated undistributed (overdistributed) net realized gain (loss)	27,649	2,687	7,579
Net unrealized appreciation (depreciation) of investments	110,602	20,264	46,692
Total Net Assets	$772,615	$198,795	$322,427
Capital Stock (par value: $.01 per share):
Shares authorized	300,000	200,000	200,000
Net Asset Value Per Share:
Class 1: Net Assets	$670,677	$180,872	$206,074
Shares issued and outstanding	43,339	14,889	10,969
Net Asset Value per share	$15.48	$12.15	$18.79
Class 2: Net Assets	$101,938	$17,923	$116,353
Shares issued and outstanding	6,662	1,494	6,278
Net Asset Value per share	$15.30	$12.00	$18.53

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
June 30, 2017 (unaudited)

	SAM Flexible	SAM Strategic	Short-Term
Amounts in thousands, except per share amounts	Income Portfolio	Growth Portfolio	Income Account
Investment in securities--at cost	$839	$522	$163,194
Investment in affiliated Accounts--at cost	$190,271	$236,390	$–
Assets
Investment in securities--at value	$839	$522	$163,307
Investment in affiliated Accounts--at value	211,938	265,192	–
Cash	–	–	6
Receivables:
Dividends and interest	59	9	856
Expense reimbursement from Manager	–	–	1
Fund shares sold	5	102	924
Investment securities sold	146	–	655
Total Assets	212,987	265,825	165,749
Liabilities
Accrued management and investment advisory fees	40	50	68
Accrued distribution fees	4	24	1
Accrued directors' expenses	3	3	2
Accrued other expenses	5	4	6
Payables:
Fund shares redeemed	151	93	278
Investment securities purchased	58	18	–
Total Liabilities	261	192	355
Net Assets Applicable to Outstanding Shares	$212,726	$265,633	$165,394

Net Assets Consist of:
Capital shares and additional paid-in-capital	$183,388	$224,316	$168,691
Accumulated undistributed (overdistributed) net investment income (loss)	8,064	3,670	4,927
Accumulated undistributed (overdistributed) net realized gain (loss)	(393)	8,845	(8,337)
Net unrealized appreciation (depreciation) of investments	21,667	28,802	113
Total Net Assets	$212,726	$265,633	$165,394
Capital Stock (par value: $.01 per share):
Shares authorized	200,000	200,000	400,000
Net Asset Value Per Share:
Class 1: Net Assets	$193,429	$151,349	$163,167
Shares issued and outstanding	14,908	7,405	63,229
Net Asset Value per share	$12.97	$20.44	$2.58
Class 2: Net Assets	$19,297	$114,284	$2,227
Shares issued and outstanding	1,502	5,662	867
Net Asset Value per share	$12.85	$20.18	$2.57

See accompanying notes.

STATEMENT OF ASSETS AND LIABILITIES
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
June 30, 2017 (unaudited)

Amounts in thousands, except per share amounts		SmallCap Account
Investment in securities--at cost		$178,596
Assets
Investment in securities--at value		$205,606
Receivables:
Dividends and interest		238
Fund shares sold		445
Investment securities sold		4,001
	Total Assets	210,290
Liabilities
Accrued management and investment advisory fees		140
Accrued distribution fees		1
Accrued directors' expenses		3
Accrued other expenses		5
Payables:
Fund shares redeemed		385
Investment securities purchased		4,156
	Total Liabilities	4,690
Net Assets Applicable to Outstanding Shares		$205,600

Net Assets Consist of:
Capital shares and additional paid-in-capital		$168,625
Accumulated undistributed (overdistributed) net investment income (loss)		1,086
Accumulated undistributed (overdistributed) net realized gain (loss)		8,879
Net unrealized appreciation (depreciation) of investments		27,010
	Total Net Assets	$205,600
Capital Stock (par value: $.01 per share):
Shares authorized		200,000
Net Asset Value Per Share:
Class 1: Net Assets		$200,706
Shares issued and outstanding		12,877
Net Asset Value per share		$15.59
Class 2: Net Assets		$4,894
Shares issued and outstanding		315
Net Asset Value per share		$15.52

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
Six Months Ended June 30, 2017 (unaudited)

	Bond Market	Core Plus	Diversified
Amounts in thousands	Index Account	Bond Account	Balanced Account(a)
Net Investment Income (Loss)
Income:
Dividends	$431	$60	$–
Interest	25,267	5,393	–
Total Income	25,698	5,453	–
Expenses:
Management and investment advisory fees	2,773	657	278
Distribution Fees - Class 2	N/A	–	1,382
Custodian fees	22	12	–
Directors' expenses	23	4	13
Professional fees	2	2	2
Other expenses	2	–	1
Total Expenses	2,822	675	1,676
Net Investment Income (Loss)	22,876	4,778	(1,676)

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions	293	971	–
Investment transactions in affiliated Accounts	–	–	3,590
Futures contracts	–	14	–
Short sales	(3)	–	–
Swap agreements	–	(378)	–
Change in unrealized appreciation/depreciation of:
Investments	23,432	2,818	–
Investments in affiliated Accounts	–	–	57,497
Futures contracts	–	186	–
Short sales	1	–	–
Swap agreements	–	73	–
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	23,723	3,684	61,087
Net Increase (Decrease) in Net Assets Resulting from Operations	$46,599	$8,462	$59,411

(a) Class 1 shares commenced operations on May 1, 2017.

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
Six Months Ended June 30, 2017 (unaudited)

	Diversified	Diversified
	Balanced Managed	Balanced Volatility	Diversified
Amounts in thousands	Volatility Account	Control Account(a)	Growth Account
Net Investment Income (Loss)
Income:
Dividends	$–	$9	$–
Total Income	–	9	–
Expenses:
Management and investment advisory fees	43	1	926
Distribution Fees - Class 2	215	3	4,628
Directors' expenses	3	1	38
Professional fees	2	1	2
Other expenses	–	–	4
Total Gross Expenses	263	6	5,598
Less: Reimbursement from Manager - Class 2	–	2	–
Total Net Expenses	263	4	5,598
Net Investment Income (Loss)	(263)	5	(5,598)

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions	–	1	–
Investment transactions in affiliated Accounts	119	–	3,459
Change in unrealized appreciation/depreciation of:
Investments	–	6	–
Investments in affiliated Accounts	8,795	37	238,697
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	8,914	44	242,156
Net Increase (Decrease) in Net Assets Resulting from Operations	$8,651	$49	$236,558

(a) Period from March 30, 2017, date operations commenced, through June 30, 2017.

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
Six Months Ended June 30, 2017 (unaudited)

	Diversified Growth	Diversified Growth
	Managed Volatility	Volatility Control	Diversified
Amounts in thousands	Account	Account(a)	Income Account
Net Investment Income (Loss)
Income:
Dividends	$–	$43	$–
Total Income	–	43	–
Expenses:
Management and investment advisory fees	82	6	62
Distribution Fees - Class 2	412	12	312
Directors' expenses	5	1	4
Professional fees	2	1	2
Total Gross Expenses	501	20	380
Less: Reimbursement from Manager - Class 2	–	1	–
Total Net Expenses	501	19	380
Net Investment Income (Loss)	(501)	24	(380)

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions	–	2	–
Investment transactions in affiliated Accounts	105	–	304
Change in unrealized appreciation/depreciation of:
Investments	–	28	–
Investments in affiliated Accounts	20,055	227	10,786
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	20,160	257	11,090
Net Increase (Decrease) in Net Assets Resulting from Operations	$19,659	$281	$10,710

(a) Period from March 30, 2017, date operations commenced, through June 30, 2017.

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
Six Months Ended June 30, 2017 (unaudited)

	Diversified		Government &
	International	Equity	High Quality
Amounts in thousands	Account	Income Account	Bond Account
Net Investment Income (Loss)
Income:
Dividends	$4,454	$8,197	$9
Withholding tax	(404)	(274)	–
Interest	–	–	4,993
Total Income	4,050	7,923	5,002
Expenses:
Management and investment advisory fees	1,104	1,342	625
Distribution Fees - Class 2	2	31	3
Custodian fees	53	6	2
Directors' expenses	3	7	4
Professional fees	22	2	2
Other expenses	3	1	–
Total Expenses	1,187	1,389	636
Net Investment Income (Loss)	2,863	6,534	4,366

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions (net of foreign taxes of $88, $0 and $0, respectively)	5,121	22,366	(63)
Foreign currency transactions	(48)	–	–
Change in unrealized appreciation/depreciation of:
Investments (net of deferred foreign tax payable of $47, $0 and $0, respectively)	30,346	13,549	(1,336)
Translation of assets and liabilities in foreign currencies	60	–	–
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	35,479	35,915	(1,399)
Net Increase (Decrease) in Net Assets Resulting from Operations	$38,342	$42,449	$2,967

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
Six Months Ended June 30, 2017 (unaudited)

		International
		Emerging	LargeCap
Amounts in thousands	Income Account	Markets Account	Growth Account
Net Investment Income (Loss)
Income:
Dividends	$15	$1,436	$584
Withholding tax	–	(133)	–
Interest	4,480	–	–
Total Income	4,495	1,303	584
Expenses:
Management and investment advisory fees	559	588	356
Distribution Fees - Class 2	3	–	1
Custodian fees	2	39	1
Directors' expenses	4	2	2
Professional fees	2	23	2
Total Gross Expenses	570	652	362
Less: Reimbursement from Manager - Class 1	–	17	–
Total Net Expenses	570	635	362
Net Investment Income (Loss)	3,925	668	222

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions	(352)	3,517	4,513
Foreign currency transactions	–	(30)	–
Change in unrealized appreciation/depreciation of:
Investments (net of deferred foreign tax payable of $0, $113 and $0, respectively)	2,899	12,719	10,890
Translation of assets and liabilities in foreign currencies	–	(1)	–
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	2,547	16,205	15,403
Net Increase (Decrease) in Net Assets Resulting from Operations	$6,472	$16,873	$15,625

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
Six Months Ended June 30, 2017 (unaudited)

			LargeCap S&P 500
	LargeCap	LargeCap S&P 500	Managed Volatility
Amounts in thousands	Growth Account I	Index Account	Index Account
Net Investment Income (Loss)
Income:
Dividends	$1,157	$23,134	$1,916
Withholding tax	(3)	–	–
Interest	–	1	–
Total Income	1,154	23,135	1,916
Expenses:
Management and investment advisory fees	991	2,949	470
Distribution Fees - Class 2	–	1	N/A
Custodian fees	10	4	4
Directors' expenses	4	25	3
Professional fees	2	2	2
Other expenses	–	17	1
Total Gross Expenses	1,007	2,998	480
Less: Reimbursement from Manager	21	–	–
Total Net Expenses	986	2,998	480
Net Investment Income (Loss)	168	20,137	1,436

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions	12,314	11,701	(1,546)
Futures contracts	564	3,565	513
Options and swaptions	–	–	1,340
Short sales	(6)	–	–
Change in unrealized appreciation/depreciation of:
Investments	27,835	171,642	14,844
Futures contracts	(10)	13	10
Options and swaptions	–	–	2
Short sales	(1)	–	–
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	40,696	186,921	15,163
Net Increase (Decrease) in Net Assets Resulting from Operations	$40,864	$207,058	$16,599

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
Six Months Ended June 30, 2017 (unaudited)

	LargeCap		Multi-Asset
Amounts in thousands, except Multi-Asset Income Account	Value Account	MidCap Account	Income Account
Net Investment Income (Loss)
Income:
Dividends from affiliated Accounts	$–	$–	$4,245
Dividends	1,552	2,701	–
Withholding tax	–	(58)	–
Total Income	1,552	2,643	4,245
Expenses:
Management and investment advisory fees	421	1,562	30
Distribution Fees - Class 2	–	20	13
Custodian fees	2	3	–
Directors' expenses	3	7	1,168
Professional fees	2	2	1,540
Other expenses	–	4	–
Total Gross Expenses	428	1,598	2,751
Less: Reimbursement from Manager - Class 1	–	–	2,515
Less: Reimbursement from Manager - Class 2	–	–	142
Total Net Expenses	428	1,598	94
Net Investment Income (Loss)	1,124	1,045	4,151

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions	5,527	56,288	–
Investment transactions in affiliated Accounts	–	–	12
Change in unrealized appreciation/depreciation of:
Investments	(122)	14,575	–
Investments in affiliated Accounts	–	–	8,620
Translation of assets and liabilities in foreign currencies	–	2	–
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	5,405	70,865	8,632
Net Increase (Decrease) in Net Assets Resulting from Operations	$6,529	$71,910	$12,783

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
Six Months Ended June 30, 2017 (unaudited)

	Principal Capital
	Appreciation	Principal LifeTime	Principal LifeTime
Amounts in thousands	Account	2010 Account	2020 Account
Net Investment Income (Loss)
Income:
Dividends from affiliated Accounts	$–	$104	$405
Dividends	1,311	–	–
Withholding tax	(1)	–	–
Total Income	1,310	104	405
Expenses:
Management and investment advisory fees	488	–	–
Distribution Fees - Class 2	10	N/A	–
Custodian fees	1	–	–
Directors' expenses	3	2	3
Professional fees	2	2	2
Total Expenses	504	4	5
Net Investment Income (Loss)	806	100	400

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions	1,800	–	–
Investment transactions in affiliated Accounts	–	10	(55)
Change in unrealized appreciation/depreciation of:
Investments	10,304	–	–
Investments in affiliated Accounts	–	2,290	13,382
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	12,104	2,300	13,327
Net Increase (Decrease) in Net Assets Resulting from Operations	$12,910	$2,400	$13,727

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
Six Months Ended June 30, 2017 (unaudited)

	Principal LifeTime	Principal LifeTime	Principal LifeTime
Amounts in thousands	2030 Account	2040 Account	2050 Account
Net Investment Income (Loss)
Income:
Dividends from affiliated Accounts	$203	$63	$27
Total Income	203	63	27
Expenses:
Directors' expenses	3	2	1
Professional fees	2	2	2
Total Expenses	5	4	3
Net Investment Income (Loss)	198	59	24

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions in affiliated Accounts	233	100	70
Change in unrealized appreciation/depreciation of:
Investments in affiliated Accounts	10,626	4,746	2,746
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	10,859	4,846	2,816
Net Increase (Decrease) in Net Assets Resulting from Operations	$11,057	$4,905	$2,840

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
Six Months Ended June 30, 2017 (unaudited)

		Principal LifeTime
	Principal LifeTime	Strategic	Real Estate
Amounts in thousands	2060 Account	Income Account	Securities Account
Net Investment Income (Loss)
Income:
Dividends from affiliated Accounts	$3	$68	$–
Dividends	–	–	1,148
Total Income	3	68	1,148
Expenses:
Management and investment advisory fees	–	–	696
Distribution Fees - Class 2	N/A	N/A	3
Custodian fees	–	–	1
Directors' expenses	1	1	3
Professional fees	1	2	2
Other expenses	–	–	1
Total Gross Expenses	2	3	706
Less: Reimbursement from Manager - Class 1	1	–	–
Total Net Expenses	1	3	706
Net Investment Income (Loss)	2	65	442

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions	–	–	8,178
Investment transactions in affiliated Accounts	(3)	54	–
Change in unrealized appreciation/depreciation of:
Investments	–	–	(2,512)
Investments in affiliated Accounts	307	960	–
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	304	1,014	5,666
Net Increase (Decrease) in Net Assets Resulting from Operations	$306	$1,079	$6,108

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
Six Months Ended June 30, 2017 (unaudited)

	SAM Balanced	SAM Conservative	SAM Conservative
Amounts in thousands	Portfolio	Balanced Portfolio	Growth Portfolio
Net Investment Income (Loss)
Income:
Dividends from affiliated Accounts	$1,719	$750	$345
Dividends	4	1	1
Total Income	1,723	751	346
Expenses:
Management and investment advisory fees	880	227	358
Distribution Fees - Class 2	125	22	140
Directors' expenses	9	3	4
Professional fees	2	2	2
Other expenses	1	–	–
Total Expenses	1,017	254	504
Net Investment Income (Loss)	706	497	(158)

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions in affiliated Accounts	14,109	3,395	2,346
Change in unrealized appreciation/depreciation of:
Investments in affiliated Accounts	38,778	7,011	25,029
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	52,887	10,406	27,375
Net Increase (Decrease) in Net Assets Resulting from Operations	$53,593	$10,903	$27,217

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
Six Months Ended June 30, 2017 (unaudited)

	SAM Flexible	SAM Strategic	Short-Term
Amounts in thousands	Income Portfolio	Growth Portfolio	Income Account
Net Investment Income (Loss)
Income:
Dividends from affiliated Accounts	$1,204	$461	$–
Dividends	2	4	8
Interest	–	–	2,160
Total Income	1,206	465	2,168
Expenses:
Management and investment advisory fees	245	295	417
Distribution Fees - Class 2	24	137	4
Custodian fees	–	–	4
Directors' expenses	3	4	3
Professional fees	2	2	2
Total Gross Expenses	274	438	430
Less: Reimbursement from Manager - Class 1	–	–	8
Total Net Expenses	274	438	422
Net Investment Income (Loss)	932	27	1,746

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions	–	–	(15)
Investment transactions in affiliated Accounts	1,063	3,376	–
Change in unrealized appreciation/depreciation of:
Investments	–	–	664
Investments in affiliated Accounts	6,986	21,690	–
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	8,049	25,066	649
Net Increase (Decrease) in Net Assets Resulting from Operations	$8,981	$25,093	$2,395

See accompanying notes.

STATEMENT OF OPERATIONS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
Six Months Ended June 30, 2017 (unaudited)

Amounts in thousands	SmallCap Account
Net Investment Income (Loss)
Income:
Dividends	$1,070
Total Income	1,070
Expenses:
Management and investment advisory fees	860
Distribution Fees - Class 2	6
Custodian fees	1
Directors' expenses	3
Professional fees	2
Total Expenses	872
Net Investment Income (Loss)	198

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions	12,605
Change in unrealized appreciation/depreciation of:
Investments	(7,636)
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	4,969
Net Increase (Decrease) in Net Assets Resulting from Operations	$5,167

See accompanying notes.

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

Amounts in thousands	Bond Market Index Account		Core Plus Bond Account
		Year Ended		Year Ended
	Period Ended	December 31,	Period Ended	December 31,
	June 30, 2017	2016	June 30, 2017	2016
Operations
Net investment income (loss)	$22,876	$37,988	$4,778	$8,345
Net realized gain (loss) on investments, foreign currencies, futures,
options and swaptions, short sales, and swap agreements	290	3,933	607	(1,350)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions,
short sales, swap agreements, and translation of assets and liabilities in foreign currencies	23,433	(194)	3,077	4,668
Net Increase (Decrease) in Net Assets Resulting from Operations	46,599	41,727	8,462	11,663

Dividends and Distributions to Shareholders
From net investment income:
Class 1	–	(37,281)	–	(9,412)
Class 2	N/A	N/A	–	(1)
Total Dividends and Distributions	–	(37,281)	–	(9,413)

Capital Share Transactions
Shares sold:
Class 1	171,069	418,661	14,652	44,214
Class 2	N/A	N/A	125	217
Shares issued in reinvestment of dividends and distributions:
Class 1	–	37,281	–	9,412
Class 2	N/A	N/A	–	1
Shares redeemed:
Class 1	(103,161)	(213,435)	(22,182)	(53,474)
Class 2	N/A	N/A	(27)	(12)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	67,908	242,507	(7,432)	358
Total Increase (Decrease)	114,507	246,953	1,030	2,608

Net Assets
Beginning of period	2,184,608	1,937,655	292,668	290,060
End of period (including undistributed net investment income as set forth below)	$2,299,115	$2,184,608	$293,698	$292,668
Undistributed (Overdistributed) Net Investment Income (Loss)	$65,662	$42,786	$12,781	$8,003

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	16,501	40,153	1,299	3,861
Class 2	N/A	N/A	11	19
Shares issued in reinvestment of dividends and distributions:
Class 1	–	3,527	–	824
Shares redeemed:
Class 1	(9,958)	(20,498)	(1,962)	(4,698)
Class 2	N/A	N/A	(2)	(1)
Net Increase (Decrease)	6,543	23,182	(654)	5

See accompanying notes.

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

			Diversified Balanced Managed
Amounts in thousands	Diversified Balanced Account		Volatility Account
	Period Ended	Year Ended		Year Ended
	June 30,	December 31,	Period Ended	December 31,
	2017 (a)	2016	June 30, 2017	2016
Operations
Net investment income (loss)	$(1,676)	$16,114	$(263)	$2,269
Net realized gain (loss) on investments, foreign currencies, futures,
options and swaptions, short sales, and swap agreements	3,590	16,140	119	1,225
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions,
short sales, swap agreements, and translation of assets and liabilities in foreign currencies	57,497	39,012	8,795	6,033
Net Increase (Decrease) in Net Assets Resulting from Operations	59,411	71,266	8,651	9,527

Dividends and Distributions to Shareholders
From net investment income:
Class 2	–	(13,374)	–	(1,065)
From net realized gain on investments:
Class 2	–	(10,357)	–	(891)
Total Dividends and Distributions	–	(23,731)	–	(1,956)

Capital Share Transactions
Shares sold:
Class 1	64	N/A	N/A	N/A
Class 2	12,276	49,418	6,492	29,857
Shares issued in acquisition:
Class 1	42,215	N/A	N/A	N/A
Shares issued in reinvestment of dividends and distributions:
Class 2	–	23,731	–	1,956
Shares redeemed:
Class 1	(573)	N/A	N/A	N/A
Class 2	(53,928)	(52,148)	(7,816)	(9,012)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	54	21,001	(1,324)	22,801
Total Increase (Decrease)	59,465	68,536	7,327	30,372

Net Assets
Beginning of period	1,099,647	1,031,111	168,756	138,384
End of period (including undistributed net investment income as set forth below)	$1,159,112	$1,099,647	$176,083	$168,756
Undistributed (Overdistributed) Net Investment Income (Loss)	$14,438	$16,114	$2,005	$2,268

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	4	N/A	N/A	N/A
Class 2	813	3,422	559	2,708
Shares issued in acquisition:
Class 1	2,723	N/A	N/A	N/A
Shares issued in reinvestment of dividends and distributions:
Class 2	–	1,611	–	174
Shares redeemed:
Class 1	(37)	N/A	N/A	N/A
Class 2	(3,544)	(3,592)	(672)	(819)
Net Increase (Decrease)	(41)	1,441	(113)	2,063

(a)	Period from May 1, 2017, date operations commenced, through June 30, 2017 for Class 1 shares.

See accompanying notes.

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

	Diversified Balanced
Amounts in thousands	Volatility Control Account	Diversified Growth Account
		Period	Year Ended
	Period Ended	Ended	December 31,
	June 30, 2017(a)	June 30, 2017	2016
Operations
Net investment income (loss)	$5	$(5,598)	$51,755
Net realized gain (loss) on investments, foreign currencies, futures,
options and swaptions, short sales, and swap agreements	1	3,459	57,618
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions,
short sales, swap agreements, and translation of assets and liabilities in foreign currencies	43	238,697	159,366
Net Increase (Decrease) in Net Assets Resulting from Operations	49	236,558	268,739

Dividends and Distributions to Shareholders
From net investment income:
Class 2	–	–	(42,304)
From net realized gain on investments:
Class 2	–	–	(39,062)
Total Dividends and Distributions	–	–	(81,366)

Capital Share Transactions
Shares sold:
Class 2	10,232	52,808	189,404
Shares issued in reinvestment of dividends and distributions:
Class 2	–	–	81,366
Shares redeemed:
Class 2	(181)	(82,802)	(70,737)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	10,051	(29,994)	200,033
Total Increase (Decrease)	10,100	206,564	387,406

Net Assets
Beginning of period	–	3,588,901	3,201,495
End of period (including undistributed net investment income as set forth below)	$10,100	$3,795,465	$3,588,901
Undistributed (Overdistributed) Net Investment Income (Loss)	$5	$46,136	$51,734

Increase (Decrease) in Capital Shares
Shares sold:
Class 2	1,006	3,206	12,358
Shares issued in reinvestment of dividends and distributions:
Class 2	–	–	5,166
Shares redeemed:
Class 2	(18)	(4,965)	(4,563)
Net Increase (Decrease)	988	(1,759)	12,961

(a) Period from March 30, 2017, date operations commenced, through June 30, 2017.

See accompanying notes.

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

			Diversified Growth
	Diversified Growth		Volatility
Amounts in thousands	Managed Volatility Account		Control Account
	Period
	Ended	Year Ended	Period Ended
	June 30, 2017	December 31, 2016	June 30, 2017(a)
Operations
Net investment income (loss)	$(501)	$4,217	$24
Net realized gain (loss) on investments, foreign currencies, futures,
options and swaptions, short sales, and swap agreements	105	2,834	2
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions,
short sales, swap agreements, and translation of assets and liabilities in foreign currencies	20,055	14,240	255
Net Increase (Decrease) in Net Assets Resulting from Operations	19,659	21,291	281

Dividends and Distributions to Shareholders
From net investment income:
Class 2	–	(1,717)	–
From net realized gain on investments:
Class 2	–	(2,062)	–
Total Dividends and Distributions	–	(3,779)	–

Capital Share Transactions
Shares sold:
Class 2	15,607	50,597	51,652
Shares issued in reinvestment of dividends and distributions:
Class 2	–	3,779	–
Shares redeemed:
Class 2	(10,379)	(10,827)	(461)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	5,228	43,549	51,191
Total Increase (Decrease)	24,887	61,061	51,472

Net Assets
Beginning of period	313,672	252,611	–
End of period (including undistributed net investment income as set forth below)	$338,559	$313,672	$51,472
Undistributed (Overdistributed) Net Investment Income (Loss)	$3,715	$4,216	$24

Increase (Decrease) in Capital Shares
Shares sold:
Class 2	1,326	4,597	5,071
Shares issued in reinvestment of dividends and distributions:
Class 2	–	333	–
Shares redeemed:
Class 2	(869)	(978)	(46)
Net Increase (Decrease)	457	3,952	5,025

(a) Period from March 30, 2017, date operations commenced, through June 30, 2017.

See accompanying notes.

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

			Diversified
Amounts in thousands	Diversified Income Account		International Account
		Year Ended		Year Ended
	Period Ended	December 31,	Period Ended	December 31,
	June 30, 2017	2016	June 30, 2017	2016
Operations
Net investment income (loss)	$(380)	$3,535	$2,863	$4,533
Net realized gain (loss) on investments, foreign currencies, futures,
options and swaptions, short sales, and swap agreements	304	2,284	5,073	(3,059)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions,
short sales, swap agreements, and translation of assets and liabilities in foreign currencies	10,786	6,186	30,406	(889)
Net Increase (Decrease) in Net Assets Resulting from Operations	10,710	12,005	38,342	585

Dividends and Distributions to Shareholders
From net investment income:
Class 1	N/A	N/A	–	(5,929)
Class 2	–	(2,297)	–	(28)
From net realized gain on investments:
Class 2	–	(1,364)	–	–
Total Dividends and Distributions	–	(3,661)	–	(5,957)

Capital Share Transactions
Shares sold:
Class 1	N/A	N/A	10,270	10,931
Class 2	16,659	69,789	184	89
Shares issued in reinvestment of dividends and distributions:
Class 1	N/A	N/A	–	5,929
Class 2	–	3,661	–	28
Shares redeemed:
Class 1	N/A	N/A	(19,749)	(40,817)
Class 2	(27,142)	(26,555)	(219)	(89)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(10,483)	46,895	(9,514)	(23,929)
Total Increase (Decrease)	227	55,239	28,828	(29,301)

Net Assets
Beginning of period	254,001	198,762	245,359	274,660
End of period (including undistributed net investment income as set forth below)	$254,228	$254,001	$274,187	$245,359
Undistributed (Overdistributed) Net Investment Income (Loss)	$3,155	$3,535	$7,243	$4,380

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	N/A	N/A	697	818
Class 2	1,315	5,705	12	7
Shares issued in reinvestment of dividends and distributions:
Class 1	N/A	N/A	–	428
Class 2	–	295	–	2
Shares redeemed:
Class 1	N/A	N/A	(1,348)	(3,042)
Class 2	(2,155)	(2,162)	(15)	(7)
Net Increase (Decrease)	(840)	3,838	(654)	(1,794)

See accompanying notes.

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

			Government & High Quality
Amounts in thousands	Equity Income Account		Bond Account
		Year Ended		Year Ended
	Period Ended	December 31,	Period Ended	December 31,
	June 30, 2017	2016	June 30, 2017	2016
Operations
Net investment income (loss)	$6,534	$13,534	$4,366	$8,813
Net realized gain (loss) on investments, foreign currencies, futures,
options and swaptions, short sales, and swap agreements	22,366	32,296	(63)	(244)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions,
short sales, swap agreements, and translation of assets and liabilities in foreign currencies	13,549	32,778	(1,336)	(3,073)
Net Increase (Decrease) in Net Assets Resulting from Operations	42,449	78,608	2,967	5,496

Dividends and Distributions to Shareholders
From net investment income:
Class 1	–	(13,921)	–	(9,018)
Class 2	–	(587)	–	(87)
From net realized gain on investments:
Class 1	–	(25,545)	–	(44)
Class 2	–	(1,190)	–	(1)
Total Dividends and Distributions	–	(41,243)	–	(9,150)

Capital Share Transactions
Shares sold:
Class 1	11,826	23,118	18,466	21,631
Class 2	521	798	137	1,294
Shares issued in reinvestment of dividends and distributions:
Class 1	–	39,466	–	9,062
Class 2	–	1,777	–	88
Shares redeemed:
Class 1	(65,432)	(85,653)	(23,059)	(66,133)
Class 2	(1,547)	(3,186)	(180)	(857)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(54,632)	(23,680)	(4,636)	(34,915)
Total Increase (Decrease)	(12,183)	13,685	(1,669)	(38,569)

Net Assets
Beginning of period	550,026	536,341	249,927	288,496
End of period (including undistributed net investment income as set forth below)	$537,843	$550,026	$248,258	$249,927
Undistributed (Overdistributed) Net Investment Income (Loss)	$22,204	$16,154	$14,260	$9,894

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	485	1,041	1,840	2,104
Class 2	21	35	14	125
Shares issued in reinvestment of dividends and distributions:
Class 1	–	1,769	–	893
Class 2	–	80	–	8
Shares redeemed:
Class 1	(2,688)	(3,824)	(2,294)	(6,396)
Class 2	(64)	(143)	(18)	(83)
Net Increase (Decrease)	(2,246)	(1,042)	(458)	(3,349)

See accompanying notes.

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

			International Emerging
Amounts in thousands	Income Account		Markets Account
		Year Ended		Year Ended
	Period Ended	December 31,	Period Ended	December 31,
	June 30, 2017	2016	June 30, 2017	2016
Operations
Net investment income (loss)	$3,925	$8,905	$668	$927
Net realized gain (loss) on investments, foreign currencies, futures,
options and swaptions, short sales, and swap agreements	(352)	(737)	3,487	(3,923)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions,
short sales, swap agreements, and translation of assets and liabilities in foreign currencies	2,899	6,017	12,718	10,859
Net Increase (Decrease) in Net Assets Resulting from Operations	6,472	14,185	16,873	7,863

Dividends and Distributions to Shareholders
From net investment income:
Class 1	–	(10,488)	–	(1,001)
Class 2	–	(139)	–	(1)
Total Dividends and Distributions	–	(10,627)	–	(1,002)

Capital Share Transactions
Shares sold:
Class 1	6,292	10,644	5,776	7,139
Class 2	347	901	245	80
Shares issued in reinvestment of dividends and distributions:
Class 1	–	10,488	–	1,001
Class 2	–	139	–	1
Shares redeemed:
Class 1	(27,489)	(50,552)	(8,604)	(14,752)
Class 2	(480)	(805)	(41)	(3)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(21,330)	(29,185)	(2,624)	(6,534)
Total Increase (Decrease)	(14,858)	(25,627)	14,249	327

Net Assets
Beginning of period	231,569	257,196	85,802	85,475
End of period (including undistributed net investment income as set forth below)	$216,711	$231,569	$100,051	$85,802
Undistributed (Overdistributed) Net Investment Income (Loss)	$12,490	$8,565	$1,974	$1,306

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	595	1,016	370	533
Class 2	33	86	15	6
Shares issued in reinvestment of dividends and distributions:
Class 1	–	999	–	68
Class 2	–	13	–	–
Shares redeemed:
Class 1	(2,609)	(4,774)	(551)	(1,086)
Class 2	(46)	(77)	(3)	–
Net Increase (Decrease)	(2,027)	(2,737)	(169)	(479)

See accompanying notes.

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

Amounts in thousands	LargeCap Growth Account		LargeCap Growth Account I
		Year Ended		Year Ended
	Period Ended	December 31,	Period Ended	December 31,
	June 30, 2017	2016	June 30, 2017	2016
Operations
Net investment income (loss)	$222	$454	$168	$96
Net realized gain (loss) on investments, foreign currencies, futures,
options and swaptions, short sales, and swap agreements	4,513	10,936	12,872	14,335
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions,
short sales, swap agreements, and translation of assets and liabilities in foreign currencies	10,890	(17,383)	27,824	(11,555)
Net Increase (Decrease) in Net Assets Resulting from Operations	15,625	(5,993)	40,864	2,876

Dividends and Distributions to Shareholders
From net investment income:
Class 1	–	(284)	–	–
Class 2	–	(1)	–	–
From net realized gain on investments:
Class 1	–	–	–	(19,841)
Class 2	–	–	–	(42)
Total Dividends and Distributions	–	(285)	–	(19,883)

Capital Share Transactions
Shares sold:
Class 1	3,531	4,727	10,561	21,962
Class 2	100	519	212	399
Shares issued in reinvestment of dividends and distributions:
Class 1	–	284	–	19,841
Class 2	–	1	–	42
Shares redeemed:
Class 1	(8,217)	(20,972)	(21,087)	(33,148)
Class 2	(66)	(635)	(22)	(791)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(4,652)	(16,076)	(10,336)	8,305
Total Increase (Decrease)	10,973	(22,354)	30,528	(8,702)

Net Assets
Beginning of period	97,121	119,475	244,185	252,887
End of period (including undistributed net investment income as set forth below)	$108,094	$97,121	$274,713	$244,185
Undistributed (Overdistributed) Net Investment Income (Loss)	$632	$454	$264	$96

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	131	194	389	879
Class 2	4	21	7	16
Shares issued in reinvestment of dividends and distributions:
Class 1	–	11	–	802
Class 2	–	–	–	2
Shares redeemed:
Class 1	(302)	(853)	(781)	(1,322)
Class 2	(2)	(26)	(1)	(32)
Net Increase (Decrease)	(169)	(653)	(386)	345

See accompanying notes.

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

	LargeCap S&P 500		LargeCap S&P 500 Managed
Amounts in thousands	Index Account		Volatility Index Account
		Year Ended		Year Ended
	Period Ended	December 31,	Period Ended	December 31,
	June 30, 2017	2016	June 30, 2017	2016
Operations
Net investment income (loss)	$20,137	$42,090	$1,436	$2,955
Net realized gain (loss) on investments, foreign currencies, futures,
options and swaptions, short sales, and swap agreements	15,266	51,137	307	395
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions,
short sales, swap agreements, and translation of assets and liabilities in foreign currencies	171,655	153,494	14,856	15,648
Net Increase (Decrease) in Net Assets Resulting from Operations	207,058	246,721	16,599	18,998

Dividends and Distributions to Shareholders
From net investment income:
Class 1	–	(36,006)	–	(1,951)
Class 2	–	(9)	N/A	N/A
From net realized gain on investments:
Class 1	–	(52,878)	–	(2,433)
Class 2	–	(13)	N/A	N/A
Total Dividends and Distributions	–	(88,906)	–	(4,384)

Capital Share Transactions
Shares sold:
Class 1	102,190	229,864	11,076	38,501
Class 2	1,369	691	N/A	N/A
Shares issued in reinvestment of dividends and distributions:
Class 1	–	88,884	–	4,384
Class 2	–	22	N/A	N/A
Shares redeemed:
Class 1	(128,259)	(247,711)	(11,513)	(20,605)
Class 2	(12)	(136)	N/A	N/A
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(24,712)	71,614	(437)	22,280
Total Increase (Decrease)	182,346	229,429	16,162	36,894

Net Assets
Beginning of period	2,263,049	2,033,620	198,548	161,654
End of period (including undistributed net investment income as set forth below)	$2,445,395	$2,263,049	$214,710	$198,548
Undistributed (Overdistributed) Net Investment Income (Loss)	$61,739	$42,215	$4,394	$2,958

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	6,230	16,115	874	3,395
Class 2	82	46	N/A	N/A
Shares issued in reinvestment of dividends and distributions:
Class 1	–	5,937	–	371
Class 2	–	2	N/A	N/A
Shares redeemed:
Class 1	(7,818)	(16,683)	(895)	(1,767)
Class 2	(1)	(9)	N/A	N/A
Net Increase (Decrease)	(1,507)	5,408	(21)	1,999

See accompanying notes.

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

Amounts in thousands	LargeCap Value Account		MidCap Account
		Year Ended		Year Ended
	Period Ended	December 31,	Period Ended	December 31,
	June 30, 2017	2016	June 30, 2017	2016
Operations
Net investment income (loss)	$1,124	$2,664	$1,045	$3,717
Net realized gain (loss) on investments, foreign currencies, futures,
options and swaptions, short sales, and swap agreements	5,527	7,722	56,288	49,933
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions,
short sales, swap agreements, and translation of assets and liabilities in foreign currencies	(122)	102	14,577	5,604
Net Increase (Decrease) in Net Assets Resulting from Operations	6,529	10,488	71,910	59,254

Dividends and Distributions to Shareholders
From net investment income:
Class 1	–	(2,594)	–	(2,454)
Class 2	–	–	–	(21)
From net realized gain on investments:
Class 1	–	(4,184)	–	(98,662)
Class 2	–	(1)	–	(2,445)
Total Dividends and Distributions	–	(6,779)	–	(103,582)

Capital Share Transactions
Shares sold:
Class 1	2,091	5,336	7,603	11,079
Class 2	34	43	142	244
Shares issued in reinvestment of dividends and distributions:
Class 1	–	6,778	–	101,116
Class 2	–	1	–	2,466
Shares redeemed:
Class 1	(9,263)	(27,887)	(99,082)	(109,754)
Class 2	(1)	–	(606)	(1,884)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(7,139)	(15,729)	(91,943)	3,267
Total Increase (Decrease)	(610)	(12,020)	(20,033)	(41,061)

Net Assets
Beginning of period	141,060	153,080	591,619	632,680
End of period (including undistributed net investment income as set forth below)	$140,450	$141,060	$571,586	$591,619
Undistributed (Overdistributed) Net Investment Income (Loss)	$3,824	$2,700	$4,278	$4,005

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	68	185	138	208
Class 2	1	1	3	5
Shares issued in reinvestment of dividends and distributions:
Class 1	–	237	–	2,003
Class 2	–	–	–	49
Shares redeemed:
Class 1	(299)	(970)	(1,810)	(2,074)
Class 2	–	–	(11)	(35)
Net Increase (Decrease)	(230)	(547)	(1,680)	156

See accompanying notes.

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

			Principal Capital
Amounts in thousands, except Multi-Asset Income Account	Multi-Asset Income Account		Appreciation Account
		Year Ended		Year Ended
	Period Ended	December 31,	Period Ended	December 31,
	June 30, 2017	2016	June 30, 2017	2016
Operations
Net investment income (loss)	$4,151	$3,973	$806	$2,018
Net realized gain (loss) on investments, foreign currencies, futures,
options and swaptions, short sales, and swap agreements	12	544	1,800	(887)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions,
short sales, swap agreements, and translation of assets and liabilities in foreign currencies	8,620	(2,459)	10,304	12,207
Net Increase (Decrease) in Net Assets Resulting from Operations	12,783	2,058	12,910	13,338

Dividends and Distributions to Shareholders
From net investment income:
Class 1	–	(233)	–	(1,663)
Class 2	–	(233)	–	(69)
From net realized gain on investments:
Class 1	–	(21)	–	(1,127)
Class 2	–	(21)	–	(60)
Total Dividends and Distributions	–	(508)	–	(2,919)

Capital Share Transactions
Shares sold:
Class 1	61,984	206,922	2,302	3,089
Class 2	–	–	418	832
Shares issued in reinvestment of dividends and distributions:
Class 1	–	254	–	2,790
Class 2	–	254	–	129
Shares redeemed:
Class 1	(43,815)	(35,126)	(13,656)	(23,315)
Class 2	–	–	(645)	(1,580)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	18,169	172,304	(11,581)	(18,055)
Total Increase (Decrease)	30,952	173,854	1,329	(7,636)

Net Assets
Beginning of period	193,282	19,428	154,613	162,249
End of period (including undistributed net investment income as set forth below)	$224,234	$193,282	$155,942	$154,613
Undistributed (Overdistributed) Net Investment Income (Loss)	$8,124	$3,973	$2,807	$2,001

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	5,797	20,275	92	137
Class 2	–	–	16	38
Shares issued in reinvestment of dividends and distributions:
Class 1	–	25	–	119
Class 2	–	25	–	6
Shares redeemed:
Class 1	(4,124)	(3,439)	(541)	(1,030)
Class 2	–	–	(25)	(70)
Net Increase (Decrease)	1,673	16,886	(458)	(800)

See accompanying notes.

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

	Principal		Principal
Amounts in thousands	LifeTime 2010 Account		LifeTime 2020 Account
		Year Ended		Year Ended
	Period Ended	December 31,	Period Ended	December 31,
	June 30, 2017	2016	June 30, 2017	2016
Operations
Net investment income (loss)	$100	$909	$400	$3,823
Net realized gain (loss) on investments, foreign currencies, futures,
options and swaptions, short sales, and swap agreements	10	588	(55)	2,256
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions,
short sales, swap agreements, and translation of assets and liabilities in foreign currencies	2,290	677	13,382	4,384
Net Increase (Decrease) in Net Assets Resulting from Operations	2,400	2,174	13,727	10,463

Dividends and Distributions to Shareholders
From net investment income:
Class 1	–	(900)	–	(3,660)
From net realized gain on investments:
Class 1	–	(244)	–	(6,622)
Class 2	N/A	N/A	–	(1)
Total Dividends and Distributions	–	(1,144)	–	(10,283)

Capital Share Transactions
Shares sold:
Class 1	2,904	7,598	12,901	19,886
Class 2	N/A	N/A	25	1
Shares issued in reinvestment of dividends and distributions:
Class 1	–	1,144	–	10,282
Class 2	N/A	N/A	–	1
Shares redeemed:
Class 1	(4,788)	(8,263)	(18,693)	(34,689)
Class 2	N/A	N/A	–	(1)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(1,884)	479	(5,767)	(4,520)
Total Increase (Decrease)	516	1,509	7,960	(4,340)

Net Assets
Beginning of period	42,641	41,132	186,672	191,012
End of period (including undistributed net investment income as set forth below)	$43,157	$42,641	$194,632	$186,672
Undistributed (Overdistributed) Net Investment Income (Loss)	$1,009	$909	$4,222	$3,822

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	224	618	980	1,572
Class 2	N/A	N/A	2	–
Shares issued in reinvestment of dividends and distributions:
Class 1	–	91	–	812
Shares redeemed:
Class 1	(373)	(670)	(1,417)	(2,753)
Net Increase (Decrease)	(149)	39	(435)	(369)

See accompanying notes.

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

	Principal		Principal
Amounts in thousands	LifeTime 2030 Account		LifeTime 2040 Account
		Year Ended		Year Ended
	Period Ended	December 31,	Period Ended	December 31,
	June 30, 2017	2016	June 30, 2017	2016
Operations
Net investment income (loss)	$198	$2,262	$59	$788
Net realized gain (loss) on investments, foreign currencies, futures,
options and swaptions, short sales, and swap agreements	233	1,677	100	467
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions,
short sales, swap agreements, and translation of assets and liabilities in foreign currencies	10,626	2,934	4,746	1,396
Net Increase (Decrease) in Net Assets Resulting from Operations	11,057	6,873	4,905	2,651

Dividends and Distributions to Shareholders
From net investment income:
Class 1	–	(1,987)	–	(689)
Class 2	–	(1)	–	–
From net realized gain on investments:
Class 1	–	(4,946)	–	(1,822)
Class 2	–	(2)	–	(1)
Total Dividends and Distributions	–	(6,936)	–	(2,512)

Capital Share Transactions
Shares sold:
Class 1	13,613	20,095	7,126	10,815
Class 2	356	68	180	157
Shares issued in reinvestment of dividends and distributions:
Class 1	–	6,933	–	2,511
Class 2	–	3	–	1
Shares redeemed:
Class 1	(11,404)	(19,831)	(5,603)	(8,743)
Class 2	(64)	(5)	(12)	(40)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	2,501	7,263	1,691	4,701
Total Increase (Decrease)	13,558	7,200	6,596	4,840

Net Assets
Beginning of period	123,917	116,717	50,111	45,271
End of period (including undistributed net investment income as set forth below)	$137,475	$123,917	$56,707	$50,111
Undistributed (Overdistributed) Net Investment Income (Loss)	$2,460	$2,262	$848	$789

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	1,131	1,776	495	816
Class 2	29	6	12	12
Shares issued in reinvestment of dividends and distributions:
Class 1	–	607	–	186
Shares redeemed:
Class 1	(948)	(1,754)	(394)	(652)
Class 2	(5)	–	(1)	(3)
Net Increase (Decrease)	207	635	112	359

See accompanying notes.

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

	Principal		Principal
Amounts in thousands	LifeTime 2050 Account		LifeTime 2060 Account
		Year Ended		Year Ended
	Period Ended	December 31,	Period Ended	December 31,
	June 30, 2017	2016	June 30, 2017	2016
Operations
Net investment income (loss)	$24	$400	$2	$37
Net realized gain (loss) on investments, foreign currencies, futures,
options and swaptions, short sales, and swap agreements	70	242	(3)	20
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions,
short sales, swap agreements, and translation of assets and liabilities in foreign currencies	2,746	628	307	91
Net Increase (Decrease) in Net Assets Resulting from Operations	2,840	1,270	306	148

Dividends and Distributions to Shareholders
From net investment income:
Class 1	–	(338)	–	(28)
Class 2	–	(1)	N/A	N/A
From net realized gain on investments:
Class 1	–	(1,074)	–	(81)
Class 2	–	(2)	N/A	N/A
Total Dividends and Distributions	–	(1,415)	–	(109)

Capital Share Transactions
Shares sold:
Class 1	2,932	6,541	1,038	1,074
Class 2	62	57	N/A	N/A
Shares issued in reinvestment of dividends and distributions:
Class 1	–	1,412	–	109
Class 2	–	3	N/A	N/A
Shares redeemed:
Class 1	(1,829)	(4,636)	(284)	(675)
Class 2	(11)	(1)	N/A	N/A
Net Increase (Decrease) in Net Assets from Capital Share Transactions	1,154	3,376	754	508
Total Increase (Decrease)	3,994	3,231	1,060	547

Net Assets
Beginning of period	26,768	23,537	2,644	2,097
End of period (including undistributed net investment income as set forth below)	$30,762	$26,768	$3,704	$2,644
Undistributed (Overdistributed) Net Investment Income (Loss)	$424	$400	$39	$37

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	212	503	83	93
Class 2	5	4	N/A	N/A
Shares issued in reinvestment of dividends and distributions:
Class 1	–	109	–	9
Shares redeemed:
Class 1	(133)	(367)	(23)	(58)
Class 2	(1)	–	N/A	N/A
Net Increase (Decrease)	83	249	60	44

See accompanying notes.

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

	Principal LifeTime Strategic
Amounts in thousands	Income Account		Real Estate Securities Account
		Year Ended		Year Ended
	Period Ended	December 31,	Period Ended	December 31,
	June 30, 2017	2016	June 30, 2017	2016
Operations
Net investment income (loss)	$65	$574	$442	$2,266
Net realized gain (loss) on investments, foreign currencies, futures,
options and swaptions, short sales, and swap agreements	54	59	8,178	15,753
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions,
short sales, swap agreements, and translation of assets and liabilities in foreign currencies	960	550	(2,512)	(9,074)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,079	1,183	6,108	8,945

Dividends and Distributions to Shareholders
From net investment income:
Class 1	–	(625)	–	(2,262)
Class 2	N/A	N/A	–	(30)
From net realized gain on investments:
Class 1	–	–	–	(13,801)
Class 2	N/A	N/A	–	(205)
Total Dividends and Distributions	–	(625)	–	(16,298)

Capital Share Transactions
Shares sold:
Class 1	1,596	4,136	6,256	18,296
Class 2	N/A	N/A	296	2,880
Shares issued in reinvestment of dividends and distributions:
Class 1	–	625	–	16,063
Class 2	N/A	N/A	–	235
Shares redeemed:
Class 1	(3,051)	(5,030)	(16,800)	(27,728)
Class 2	N/A	N/A	(2,300)	(704)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(1,455)	(269)	(12,548)	9,042
Total Increase (Decrease)	(376)	289	(6,440)	1,689

Net Assets
Beginning of period	24,741	24,452	162,975	161,286
End of period (including undistributed net investment income as set forth below)	$24,365	$24,741	$156,535	$162,975
Undistributed (Overdistributed) Net Investment Income (Loss)	$639	$574	$2,976	$2,534

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	136	365	289	819
Class 2	N/A	N/A	14	129
Shares issued in reinvestment of dividends and distributions:
Class 1	–	55	–	720
Class 2	N/A	N/A	–	10
Shares redeemed:
Class 1	(262)	(443)	(775)	(1,259)
Class 2	N/A	N/A	(108)	(31)
Net Increase (Decrease)	(126)	(23)	(580)	388

See accompanying notes.

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

			SAM Conservative
Amounts in thousands	SAM Balanced Portfolio		Balanced Portfolio
		Year Ended		Year Ended
	Period Ended	December 31,	Period Ended	December 31,
	June 30, 2017	2016	June 30, 2017	2016
Operations
Net investment income (loss)	$706	$16,289	$497	$5,415
Net realized gain (loss) on investments, foreign currencies, futures,
options and swaptions, short sales, and swap agreements	14,109	17,456	3,395	1,844
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions,
short sales, swap agreements, and translation of assets and liabilities in foreign currencies	38,778	18,450	7,011	5,463
Net Increase (Decrease) in Net Assets Resulting from Operations	53,593	52,195	10,903	12,722

Dividends and Distributions to Shareholders
From net investment income:
Class 1	–	(14,648)	–	(4,787)
Class 2	–	(1,830)	–	(401)
From net realized gain on investments:
Class 1	–	(42,234)	–	(7,189)
Class 2	–	(5,993)	–	(669)
Total Dividends and Distributions	–	(64,705)	–	(13,046)

Capital Share Transactions
Shares sold:
Class 1	8,411	17,710	5,260	12,758
Class 2	4,501	7,262	1,260	995
Shares issued in reinvestment of dividends and distributions:
Class 1	–	56,882	–	11,976
Class 2	–	7,823	–	1,070
Shares redeemed:
Class 1	(57,097)	(124,098)	(18,173)	(34,175)
Class 2	(6,402)	(12,908)	(1,762)	(2,352)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(50,587)	(47,329)	(13,415)	(9,728)
Total Increase (Decrease)	3,006	(59,839)	(2,512)	(10,052)

Net Assets
Beginning of period	769,609	829,448	201,307	211,359
End of period (including undistributed net investment income as set forth below)	$772,615	$769,609	$198,795	$201,307
Undistributed (Overdistributed) Net Investment Income (Loss)	$16,994	$16,288	$5,912	$5,415

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	557	1,215	443	1,101
Class 2	301	500	107	87
Shares issued in reinvestment of dividends and distributions:
Class 1	–	3,950	–	1,042
Class 2	–	548	–	94
Shares redeemed:
Class 1	(3,792)	(8,502)	(1,533)	(2,964)
Class 2	(427)	(892)	(149)	(203)
Net Increase (Decrease)	(3,361)	(3,181)	(1,132)	(843)

See accompanying notes.

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

	SAM Conservative
Amounts in thousands	Growth Portfolio		SAM Flexible Income Portfolio
		Year Ended		Year Ended
	Period Ended	December 31,	Period Ended	December 31,
	June 30, 2017	2016	June 30, 2017	2016
Operations
Net investment income (loss)	$(158)	$4,841	$932	$7,135
Net realized gain (loss) on investments, foreign currencies, futures,
options and swaptions, short sales, and swap agreements	2,346	6,596	1,063	1,273
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions,
short sales, swap agreements, and translation of assets and liabilities in foreign currencies	25,029	8,423	6,986	6,051
Net Increase (Decrease) in Net Assets Resulting from Operations	27,217	19,860	8,981	14,459

Dividends and Distributions to Shareholders
From net investment income:
Class 1	–	(2,733)	–	(6,448)
Class 2	–	(1,285)	–	(626)
From net realized gain on investments:
Class 1	–	(10,021)	–	(3,768)
Class 2	–	(5,670)	–	(397)
Total Dividends and Distributions	–	(19,709)	–	(11,239)

Capital Share Transactions
Shares sold:
Class 1	8,901	15,068	6,479	17,181
Class 2	4,115	7,358	1,092	1,602
Shares issued in reinvestment of dividends and distributions:
Class 1	–	12,754	–	10,216
Class 2	–	6,955	–	1,023
Shares redeemed:
Class 1	(14,686)	(27,690)	(17,628)	(34,729)
Class 2	(5,651)	(9,802)	(2,676)	(3,971)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(7,321)	4,643	(12,733)	(8,678)
Total Increase (Decrease)	19,896	4,794	(3,752)	(5,458)

Net Assets
Beginning of period	302,531	297,737	216,478	221,936
End of period (including undistributed net investment income as set forth below)	$322,427	$302,531	$212,726	$216,478
Undistributed (Overdistributed) Net Investment Income (Loss)	$4,682	$4,840	$8,064	$7,132

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	491	886	508	1,375
Class 2	229	436	87	130
Shares issued in reinvestment of dividends and distributions:
Class 1	–	745	–	820
Class 2	–	411	–	83
Shares redeemed:
Class 1	(805)	(1,612)	(1,379)	(2,782)
Class 2	(315)	(579)	(212)	(320)
Net Increase (Decrease)	(400)	287	(996)	(694)

See accompanying notes.

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

Amounts in thousands	SAM Strategic Growth Portfolio		Short-Term Income Account
		Year Ended		Year Ended
	Period Ended	December 31,	Period Ended	December 31,
	June 30, 2017	2016	June 30, 2017	2016
Operations
Net investment income (loss)	$27	$3,643	$1,746	$3,181
Net realized gain (loss) on investments, foreign currencies, futures,
options and swaptions, short sales, and swap agreements	3,376	6,881	(15)	198
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions,
short sales, swap agreements, and translation of assets and liabilities in foreign currencies	21,690	3,587	664	429
Net Increase (Decrease) in Net Assets Resulting from Operations	25,093	14,111	2,395	3,808

Dividends and Distributions to Shareholders
From net investment income:
Class 1	–	(2,030)	–	(3,533)
Class 2	–	(1,201)	–	(47)
From net realized gain on investments:
Class 1	–	(7,617)	–	–
Class 2	–	(5,429)	–	–
Total Dividends and Distributions	–	(16,277)	–	(3,580)

Capital Share Transactions
Shares sold:
Class 1	7,972	13,805	15,063	41,622
Class 2	4,684	9,704	2,095	1,395
Shares issued in reinvestment of dividends and distributions:
Class 1	–	9,647	–	3,533
Class 2	–	6,630	–	47
Shares redeemed:
Class 1	(16,310)	(19,319)	(24,784)	(35,684)
Class 2	(4,759)	(7,350)	(1,985)	(849)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(8,413)	13,117	(9,611)	10,064
Total Increase (Decrease)	16,680	10,951	(7,216)	10,292

Net Assets
Beginning of period	248,953	238,002	172,610	162,318
End of period (including undistributed net investment income as set forth below)	$265,633	$248,953	$165,394	$172,610
Undistributed (Overdistributed) Net Investment Income (Loss)	$3,670	$3,643	$4,927	$3,181

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	403	752	5,878	16,232
Class 2	241	533	824	545
Shares issued in reinvestment of dividends and distributions:
Class 1	–	521	–	1,385
Class 2	–	361	–	19
Shares redeemed:
Class 1	(825)	(1,053)	(9,679)	(13,948)
Class 2	(245)	(404)	(776)	(333)
Net Increase (Decrease)	(426)	710	(3,753)	3,900

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

Amounts in thousands	SmallCap Account
		Year Ended
	Period Ended	December 31,
	June 30, 2017	2016
Operations
Net investment income (loss)	$198	$2,133
Net realized gain (loss) on investments, foreign currencies, futures,
options and swaptions, short sales, and swap agreements	12,605	(4,061)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions,
short sales, swap agreements, and translation of assets and liabilities in foreign currencies	(7,636)	34,024
Net Increase (Decrease) in Net Assets Resulting from Operations	5,167	32,096

Dividends and Distributions to Shareholders
From net investment income:
Class 1	–	(484)
Class 2	–	(4)
From net realized gain on investments:
Class 1	–	(8,270)
Class 2	–	(204)
Total Dividends and Distributions	–	(8,962)

Capital Share Transactions
Shares sold:
Class 1	5,496	8,874
Class 2	214	353
Shares issued in reinvestment of dividends and distributions:
Class 1	–	8,754
Class 2	–	208
Shares redeemed:
Class 1	(19,754)	(35,635)
Class 2	(372)	(706)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(14,416)	(18,152)
Total Increase (Decrease)	(9,249)	4,982

Net Assets
Beginning of period	214,849	209,867
End of period (including undistributed net investment income as set forth below)	$205,600	$214,849
Undistributed (Overdistributed) Net Investment Income (Loss)	$1,086	$2,087

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	355	654
Class 2	14	27
Shares issued in reinvestment of dividends and distributions:
Class 1	–	630
Class 2	–	15
Shares redeemed:
Class 1	(1,277)	(2,644)
Class 2	(25)	(50)
Net Increase (Decrease)	(933)	(1,368)

See accompanying notes.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
June 30, 2017 (unaudited)

1. Organization

Principal Variable Contracts Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and operates as a series fund in the mutual fund industry. The financial statements for Bond Market Index Account, Core Plus Bond Account, Diversified Balanced Account, Diversified Balanced Managed Volatility Account, Diversified Balanced Volatility Control Account, Diversified Growth Account, Diversified Growth Managed Volatility Account, Diversified Growth Volatility Control Account, Diversified Income Account, Diversified International Account, Equity Income Account, Government & High Quality Bond Account, Income Account, International Emerging Markets Account, LargeCap Growth Account, LargeCap Growth Account I, LargeCap S&P 500 Index Account, LargeCap S&P 500 Managed Volatility Index Account, LargeCap Value Account, MidCap Account, Multi-Asset Income Account, Principal Capital Appreciation Account, Principal LifeTime 2010 Account, Principal LifeTime 2020 Account, Principal LifeTime 2030 Account, Principal LifeTime 2040 Account, Principal LifeTime 2050 Account, Principal LifeTime 2060 Account, Principal LifeTime Strategic Income Account, Real Estate Securities Account, SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, SAM Strategic Growth Portfolio, Short-Term Income Account and SmallCap Account, (known as the “Accounts”), are presented herein.

Each of the Accounts is an investment company and applies specialized accounting and reporting under Accounting Standards Codification Topic 946, Financial Services - Investment Companies. Each of the Accounts was an investment company at all times during the period. The Accounts have not provided financial support, and are not contractually required to provide financial support to any investee.

On May 1, 2017, Principal Management Corporation (formerly the “Manager”) was merged into Principal Global Investors, LLC (the “Manager”). The merger did not involve a change in actual control or actual management with respect to the investment adviser of the Funds. The personnel responsible for fulfilling the obligations to the Funds pursuant to the investment advisory agreement remain the same.

Effective April 8, 2016, Money Market Account liquidated its net assets and proceeds were sent to shareholders. Effective May 1, 2016, Bond & Mortgage Securities Account changed its name to Core Plus Bond Account. Effective May 1, 2016, SmallCap Blend Account changed its name to SmallCap Account.

Effective March 30, 2017, the initial purchases of $100,000 of Class 2 shares of Diversified Balanced Volatility Control Account and Diversified Growth Volatility Control Account were made by Principal Financial Services, Inc.

Effective May 1, 2017, the initial purchase of $10,000 of Class 1 shares of Diversified Balanced Account was made by the Manager.

Effective May 26, 2017, Diversified Balanced Account acquired all the assets and assumed all the liabilities of Balanced Account pursuant to a plan of acquisition approved by shareholders on May 25, 2017. The purpose of the acquisition was to combine two accounts managed by the Manager with similar investment objectives, principal policies, and risks. The acquisition was accomplished by a tax-free exchange of 2,737,000 shares from Balanced Account for 2,723,000 shares valued at $42,215,000 of Diversified Balanced Account at an approximate exchange rate of .99 for Class 1 shares. The investment securities of Balanced Account, with a fair value of approximately $7,000 and a cost of $7,000 and $42,204,000 cash were the primary assets acquired by Diversified Balanced Account on May 26, 2017. For financial reporting purposes, assets received and shares issued by Diversified Balanced Account were recorded at fair value; however the cost basis of the investments received from Balanced Account were carried forward to align ongoing reporting of Diversified Balanced Account. The aggregate net assets of Balanced Account and Diversified Balanced Account immediately prior to the acquisition in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) were approximately $42,215,000 ($347,000 of accumulated realized gain) and $1,123,814,000, respectively. The aggregate net assets of Diversified Balanced Account immediately following the acquisition were $1,166,029,000. In accordance with Sections 381-384 of the Internal Revenue Code, a portion of accumulated realized losses may be subject to limitation.

Assuming the acquisition had been completed on January 1, 2017, the beginning of the fiscal year for Diversified Balanced Account, Diversified Balanced Account’s pro forma results of operations for the period ended June 30, 2017, would have been $1,305,000 of net investment loss, $62,569,000 of net realized and unrealized gain on investments, and $61,264,000 of net increase in net assets resulting from operations. Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of Balanced Account that have been included in Diversified Balanced Account’s statement of operations since May 26, 2017.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
June 30, 2017 (unaudited)

2. Significant Accounting Policies (Continued)

All classes of shares for each of the Accounts represent interests in the same portfolio of investments, and will vote together as a single class except where otherwise required by law or as determined by the Fund’s Board of Directors. In addition, the Board of Directors declares separate dividends on each class of shares.

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Accounts:

Security Valuation. Principal LifeTime 2010 Account, Principal LifeTime 2020 Account, Principal LifeTime 2030 Account, Principal LifeTime 2040 Account, Principal LifeTime 2050 Account, Principal LifeTime 2060 Account, and Principal LifeTime Strategic Income Account (collectively, the “Principal LifeTime Accounts”) along with SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, SAM Strategic Growth Portfolio (collectively, the “SAM Portfolios”) and Diversified Balanced Account, Diversified Balanced Managed Volatility Account, Diversified Balanced Volatility Control Account, Diversified Growth Account, Diversified Growth Managed Volatility Account, Diversified Growth Volatility Control Account, Diversified Income Account and Multi-Asset Income Account invest in combinations of other series of the Fund and Principal Funds, Inc. which are valued at the closing net asset value per share of each respective fund on the day of valuation. In addition, the SAM Portfolios invest in Principal Exchange-Traded Funds, which are valued at fair value. The Accounts also invest in other publicly traded investment funds. Other publicly traded investment funds are valued at the respective fund’s net asset value. The shares of the other series of the Fund, Principal Funds, Inc., Principal Exchange-Traded Funds, and other publicly traded investment funds are referred to as the “Underlying Funds”.

The Accounts (with the exception of Diversified Balanced Account, Diversified Balanced Volatility Control Account, Diversified Balanced Managed Volatility Account, Diversified Growth Account, Diversified Growth Managed Volatility Account, Diversified Growth Volatility Control Account, Diversified Income Account, Multi-Asset Income Account, Principal LifeTime Accounts, and SAM Portfolios) value securities for which market quotations are readily available at fair value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use modeling techniques that incorporate security characteristics such as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, other yield and risk factors, and other market conditions to determine an evaluated bid price or, in the case of certain credit default swaps, a mean price provided by a pricing service. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks and foreign securities, the investments are valued at their fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors.

The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Accounts’ net asset values are reflected in the Accounts’ net asset values and these securities are valued at fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors. Many factors, provided by independent pricing services, are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements in ADRs, futures contracts, industry indices, general indices, and foreign currencies.

To the extent the Accounts invest in foreign securities listed on foreign exchanges which trade on days on which the Accounts do not determine net asset values, for example weekends and other customary national U.S. holidays, the Accounts’ net asset values could be significantly affected on days when shareholders cannot purchase or redeem shares.

Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a "local" price and a "premium" price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Accounts to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor is authorized to make such determinations subject to such oversight by the Fund’s Board of Directors as may occasionally be necessary.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
June 30, 2017 (unaudited)

2. Significant Accounting Policies (Continued)

Currency Translation. Foreign holdings are translated to U.S. dollars using the exchange rate at the daily close of the New York Stock Exchange. The identified cost of the Accounts’ holdings is translated at approximate rates prevailing when acquired. Income and expense amounts are translated at approximate rates prevailing when received or paid, with daily accruals of such amounts reported at approximate rates prevailing at the date of valuation. Since the carrying amount of the foreign securities is determined based on the exchange rate and market values at the close of the period, it is not practicable to isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between trade and settlement dates on security transactions, and the difference between the amount of dividends and foreign withholding taxes recorded on the books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies arise from changes in the exchange rate relating to assets and liabilities, other than investments in securities, purchased and held in non-U.S. denominated currencies.

The following Accounts held securities denominated in foreign currencies that exceeded 5% of net assets of the Account:

Diversified International Account		International Emerging Markets Account
Euro	24.1%	Hong Kong Dollar	19.7%
Japanese Yen	14.0	South Korean Won	18.8
British Pound Sterling	10.5	Indian Rupee	12.1
Canadian Dollar	9.1	New Taiwan Dollar	11.4
Swiss Franc	7.1	Brazilian Real	8.7

Income and Investment Transactions. The Accounts record investment transactions on a trade date basis. Trade date for senior floating rate interests purchased in the primary market is considered the date on which the loan allocations are determined. Trade date for senior floating rate interests purchased in the secondary market is the date on which the transaction is entered into. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation of investments. The Accounts record dividend income on the ex-dividend date, except dividend income from foreign securities whereby the ex-dividend date has passed; such dividends are recorded as soon as the Accounts are informed of the ex-dividend date. Interest income is recognized on an accrual basis. Discounts and premiums on securities are accreted/amortized, respectively, on the level yield method over the lives of the respective securities. The Accounts allocate daily all income and realized and unrealized gains or losses to each class of shares based upon the relative proportion of the value of shares outstanding of each class.

Expenses. Expenses directly attributed to a particular Account are charged to that Account. Other expenses not directly attributed to a particular Account are apportioned among the registered investment companies managed by the Manager.

Management fees are allocated daily to each class of shares based upon the relative proportion of the value of shares outstanding of each class. Expenses specifically attributable to a particular class are charged directly to such class and are included separately in the statements of operations.

In addition to the expenses that each of the Principal LifeTime Accounts, SAM Portfolios, Diversified Balanced Account, Diversified Balanced Managed Volatility Account, Diversified Balanced Volatility Control Account, Diversified Growth Account, Diversified Growth Managed Volatility Account, Diversified Growth Volatility Control Account, Diversified Income Account and Multi-Asset Income Account (collectively, the “Fund of Funds”) bears directly, each of the Fund of Funds indirectly bears a pro rata share of the fees and expenses of the Underlying Funds in which they invest. Because the Underlying Funds have varied expense levels and each of the Fund of Funds may own different proportions of Underlying Funds at different times, the amount of expense incurred indirectly by each of the Fund of Funds will vary. Expenses included in the statements of operations of the Fund of Funds reflect the expenses of each Fund of Fund and do not include any expenses associated with the Underlying Funds.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
June 30, 2017 (unaudited)

2. Significant Accounting Policies (Continued)

Dividends and Distributions to Shareholders. Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends and distributions to shareholders from net investment income and net realized gain from investments and foreign currency transactions are determined in accordance with federal tax regulations, which may differ from U.S. GAAP. These differences are primarily due to differing treatments for net operating losses, mortgage-backed securities, certain defaulted securities, expiring capital loss carry forwards, certain preferred securities, amortization of premiums and discounts, options and futures contracts, sales of Passive Foreign Investment Companies, losses deferred due to wash sales, swap agreements, short sales, partnership investments, REITs, utilization of earnings and profits distributed to shareholders on redemption of shares, foreign currency transactions, and limitations imposed by Sections 381-384 of the Internal Revenue Code. Permanent book and tax basis differences are reclassified within the capital accounts based on federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as return of capital distributions.

Real Estate Securities Account receives substantial distributions from holdings in Real Estate Investment Trusts (“REITs”). Distributions from REITs may be characterized as ordinary income, net capital gain, or a return of capital to the Account. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates must be used in reporting the character of income and distributions for financial statement purposes.

Federal Income Taxes. No provision for federal income taxes is considered necessary because each of the Accounts intends to qualify as a “regulated investment company” under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders.

Management evaluates tax positions taken or expected to be taken in the course of preparing the Accounts’ tax returns to determine whether it is “more likely than not” that each tax position would be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more likely than not threshold would be recorded as a tax benefit or expense in the current year. During the period ended June 30, 2017, the Accounts did not record any such tax benefit or expense in the accompanying financial statements. The statute of limitations remains open for the shorter of the fiscal years from 2013-2015 or commencement of the fund’s operations to 2015. No examinations are in progress at this time.

Foreign Taxes. Certain of the Accounts are subject to foreign income taxes imposed by certain countries in which they invest. Foreign income taxes are accrued by the Accounts as a reduction of income. These amounts are shown as withholding tax on foreign dividends on the statements of operations. In consideration of recent decisions rendered by European courts, certain of the Accounts have filed additional tax reclaims for taxes withheld in prior years. Due to the uncertainty and timing of these reclaims, a corresponding receivable will only be recorded when both the amount is known and there are no significant uncertainties regarding collectability.

Gains realized upon the disposition of certain foreign securities held by certain of the Accounts may be subject to capital gains tax, payable prior to repatriation of sale proceeds. The tax is computed on certain net realized gains and, if any, is shown on the statement of operations. Realized losses in excess of gains may be carried forward to offset future gains. In addition, the Accounts accrue an estimated deferred tax liability for future gains on certain foreign securities. Any accrued tax liability is shown on the statement of assets and liabilities. At June 30, 2017, Diversified International Account had no foreign tax refund receivable and had a deferred tax liability of $47,000, and International Emerging Markets Account had no foreign tax refund receivable and had a deferred tax liability of $113,000 relating to foreign securities.

Investment Company Reporting Modernization. Effective October 13, 2016, the U.S. Securities and Exchange Commission (“SEC”) approved a final rule, Investment Company Reporting Modernization. The SEC adopted new rules and forms as well as amendments to its rules and forms to modernize the reporting and disclosure of information by registered investment companies. The new rules and forms will be effective beginning in 2017. At this time, management is evaluating the implications of these changes on the financial statements.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
June 30, 2017 (unaudited)

3. Operating Policies

Borrowings. Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Accounts and other registered investment companies managed by the Manager may participate in an interfund lending facility (“Facility”). The Facility allows the Accounts to borrow money from or loan money to the other participants. Loans under the Facility are made to handle unusual and/or unanticipated short-term cash requirements. Interest paid and received on borrowings is the average of the current repurchase agreement rate and the bank loan rate (the higher of (i) the Federal Funds Rate or (ii) the One Month LIBOR rate plus 1.00%). During the period ended June 30, 2017, Bond Market Index Account, Core Plus Bond Account, Income Account, LargeCap Growth Account I, LargeCap S&P 500 Index Account, LargeCap S&P 500 Managed Volatility Index Account, LargeCap Value Account, MidCap Account, Short-Term Income Account, and SmallCap Account each loaned to the Facility. The interest income received is included in interest income on the statements of operations.

During the period ended June 30, 2017, accounts borrowing from the Facility were as follows (amounts in thousands):

	Average	Weighted Average
	Outstanding Balance	Interest Rate
Diversified International Account	$24	1.16%
International Emerging Markets Account	14	1.16
LargeCap Growth Account	2	1.16
LargeCap Value Account	3	1.42
MidCap Account	526	1.34
Real Estate Securities Account	122	1.25

The interest expense associated with these borrowings is included in other expenses on the statements of operations.

In addition, certain of the Accounts participate with other registered investment companies managed by the Manager in an unsecured joint line of credit with a bank which allows the participants to borrow up to $100 million, collectively. Borrowings are made solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participant, based on its borrowings, at a rate equal to the higher of the Federal Funds Rate or the One Month LIBOR rate plus 1.00%. Additionally, a commitment fee is charged at an annual rate of .15% on the amount of the line of credit. The Accounts did not borrow against the line of credit during the period ended June 30, 2017.

Counterparties. The Accounts may be exposed to counterparty risk, or the risk that another party with which the Accounts have unsettled or open transactions will fail to perform on their commitment. To the extent that unpaid amounts owed to the Accounts exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Accounts in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Accounts. If the unpaid amount owed to the Accounts subsequently decreases, the Accounts would be required to return all or a portion of the collateral.

Master Netting Agreements may also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Netting Agreements, collateral is routinely transferred if the total net exposure to certain transactions governed under the relevant master netting agreement with a counterparty exceeds a specified threshold.

The financial instruments that are subject to Master Netting Agreements or similar agreements may include right of setoff provisions. Derivative instruments include provisions to setoff positions covered under the agreements with the same counterparties and provisions to setoff positions outside of the agreements with the same counterparties in the event of default by one of the parties. Derivative instruments also include collateral provisions. Collateral received and pledged are generally settled daily with each counterparty.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
June 30, 2017 (unaudited)

3. Operating Policies (Continued)

Deposits with Counterparty. Cash pledged as collateral is reflected as an asset on the statement of assets and liabilities as deposits with counterparty. There are a variety of security types which require varying levels of pledged collateral. Customer account agreements govern cleared derivatives transactions such as futures contracts and certain swap agreements. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. International Swaps and Derivatives Association (“ISDA”) accounts are maintained in a segregated account at the custodian for OTC Derivatives. Master Securities Forward Transaction Agreements (“MSFTA”) accounts are also maintained in a segregated account at the custodian for collateral related to forward currency contracts and TBA securities.

For the period ended June 30, 2017, deposits with counterparty were as follows (amounts in thousands):

FCM (Futures
and Cleared Swaps)
LargeCap Growth Account I	$530

Foreign Currency Contracts. Certain of the Accounts may be subject to foreign currency exchange rate risk in the normal course of pursuing such Account’s investment objectives. The Accounts may use foreign currency contracts to gain exposure to, or hedge against changes in the value of foreign currencies. Certain of the Accounts enter into forward contracts to purchase and sell foreign currencies at a specified future date at a fixed exchange rate. Forward foreign currency contracts are valued at the forward rate, and are marked-to-market daily. The change in fair value is recorded by the Accounts as an unrealized gain or loss. When the contract is closed, the Accounts record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency contracts does not eliminate the fluctuations in underlying prices of the Accounts’ portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Accounts could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the currency changes unfavorably to the U.S. dollar.

Futures Contracts. The Accounts are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Accounts (with the exception of Diversified Balanced Account, Diversified Balanced Managed Volatility Account, Diversified Balanced Volatility Control Account, Diversified Growth Account, Diversified Growth Managed Volatility Account, Diversified Growth Volatility Control Account, Diversified Income Account, Multi-Asset Income Account, Principal LifeTime Accounts, and SAM Portfolios) may enter into futures contracts to hedge against changes in or to gain exposure to, change in the value of equities, interest rates and foreign currencies. Initial margin deposits are made by cash deposits or segregation of specific securities as may be required by the exchange on which the transaction was conducted. Pursuant to the contracts, an account agrees to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the account as a variation margin receivable or payable on financial derivative instruments. Future contracts are marked to market daily at the closing settlement price or in the absence of such a price, the most recent quoted bid price. If there are no quotations available, the security is valued at the last available closing settlement price. During the period the futures contracts are open, daily changes in the fair value of the contracts are recognized as unrealized gains or losses. These unrealized gains or losses are included as a component of net unrealized appreciation (depreciation) of investments on the statements of assets and liabilities. When the contracts are closed, the account recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the account’s cost basis in the contract. There is minimal counterparty credit risk to the Accounts because futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Illiquid Securities. Illiquid securities generally cannot be sold or disposed of in the ordinary course of business (within seven calendar days) at approximately the value at which each of the Accounts has valued the investments. This may have an adverse effect on each of the Accounts’ ability to dispose of particular illiquid securities at fair value and may limit each of the Accounts’ ability to obtain accurate market quotations for purposes of valuing the securities.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
June 30, 2017 (unaudited)

3. Operating Policies (Continued)

Indemnification. Under the Fund’s by-laws, present and past officers, directors and employees are indemnified against certain liabilities arising out of the performance of their duties. In addition, in the normal course of business, the Fund may enter into a variety of contracts that may contain representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.

Inflation-Indexed Bonds. Certain of the Accounts may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the statements of operations, even though the Accounts would not receive the principal until maturity.

Mortgage Dollar Rolls. Certain of the Accounts have entered into mortgage-dollar-roll transactions on “to-be-announced” securities (“TBA’s”), in which the Account sells mortgage-backed securities and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are invested in additional securities. The Account forgoes principal and interest paid on the securities, and is compensated by interest earned on the proceeds of the initial sale and by a lower price on the securities to be repurchased. The Accounts treat mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the Account’s portfolio turnover ratio. Amounts to be received or paid in connection with open mortgage-dollar-rolls are included in Investment securities sold and Investment securities purchased on the statements of assets and liabilities.

Options Contracts. During the period LargeCap S&P 500 Managed Volatility Index Account wrote call and put options on indices it owns or in which it may invest for both hedging and non-hedging purposes. Writing put options tends to increase a fund’s exposure to the underlying instrument. Writing call options tends to decrease a fund’s exposure to the underlying instrument. When a fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as options contracts written on the statements of assets and liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying index to determine the realized gain or loss. A fund, as a writer of an option, has no control over whether the underlying index may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the index underlying the written option. There is the risk a fund may not be able to enter into a closing transaction because of an illiquid market. A fund may also purchase put and call options. Purchasing call options tends to increase a fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a fund’s exposure to the underlying instrument. A fund pays a premium which is included on the fund’s statements of assets and liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying index transaction to determine the realized gain or loss. Details of options contracts open at period end are included in the Funds' schedules of investments. Transactions in options written during the period ended June 30, 2017, were as follows:

LargeCap S&P 500 Managed Volatility Index Account	Number of Contracts	Premium (thousands)
Beginning of year	400	$294
Options written	3,115	2,095
Options expired	(2,290)	(1,511)
Options closed	(800)	(623)
Options exercised	—	—
Balance at end of period	425	$255

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
June 30, 2017 (unaudited)

3. Operating Policies (Continued)

Rebates. Subject to best execution, the Accounts may direct certain portfolio transactions to brokerage firms that, in turn, have agreed to rebate a portion of the related brokerage commission to the Accounts in cash. Commission rebates are included as a component of realized gain from investment transactions in the statements of operations.

Repurchase Agreements. The Accounts may invest in repurchase agreements that are fully collateralized, typically by U.S. government or U.S. government agency securities. It is the Accounts’ policy that the counterparties’ custodian takes possession of the underlying collateral securities. The fair value of the collateral is at all times at least equal to the total amount of the repurchase obligation. In the event of default on the obligation to repurchase, the Accounts have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event the seller of a repurchase agreement defaults, the Accounts could experience delays in the realization of the collateral.

Restricted Securities. Certain of the Accounts may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.

Senior Floating Rate Interests. The Accounts may invest in senior floating rate interests (bank loans). Senior floating rate interests hold the most senior position in the capital structure of a business entity (the “Borrower”), are typically secured by specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debtholders and stockholders of the Borrower. Senior floating rate interests are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the senior floating rate interest. Senior floating rate interests are typically rated below-investment-grade, which means they are more likely to default than investment-grade loans. A default could lead to non-payment of income which would result in a reduction of income to the account and there can be no assurance that the liquidation of any collateral would satisfy the Borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated.

Senior floating rate interests pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the London InterBank Offered Rate (LIBOR).

Senior floating rate interests generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for the Borrower to repay, prepayments of senior floating rate interests may occur. As a result, the actual remaining maturity of senior floating rate interests may be substantially less than stated maturities shown in the schedules of investments.

In connection with the senior floating rate interests, the Accounts may also enter into unfunded loan commitments (“commitments”). All or a portion of the commitments may be unfunded. The Accounts are obligated to fund these commitments at the borrower’s discretion. Therefore, the Accounts must have funds sufficient to cover its contractual obligation. Unfunded loan commitments are marked to market daily and the unrealized gain or loss is shown as a separate line item called unrealized gain or loss on unfunded loan commitments on the statements of assets and liabilities. As of June 30, 2017, the Accounts had no unfunded loan commitments outstanding.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
June 30, 2017 (unaudited)

3. Operating Policies (Continued)

Short Sales. Bond Market Index Account LargeCap Growth Account I entered into short sales transactions during the period. A short sale is a transaction in which an account sells a security it does not own as a hedge against some of its long positions and/or in anticipation of a decline in the market price of the security. The account must borrow the security sold short and deliver it to the broker dealer which made the short sale. A security sold in a short sale transaction and the interest or dividend payable on the security if any, is reflected as a liability on the statement of assets and liabilities. The account is obligated to pay any interest or dividends received on the borrowed securities. Interest accrued and dividends declared on short positions are recorded as an expense and appear as dividends and interest on shorts on the statement of operations. An account is obligated to deliver the security at the market price at the time the short position is closed. Possible losses from short sales may be unlimited.

The account is required to pledge cash or securities to the broker as collateral for securities sold short. Collateral requirements are calculated daily based on the current market value of the short positions. Cash deposited with the broker for collateral is included in deposits with counterparty on the statement of assets and liabilities and securities segregated as collateral are footnoted in the schedule of investments. The account may pay broker’s fees on the borrowed securities and may also pay a financing charge for the difference in the market value of the short position and cash collateral deposited with the broker. These fees are included as short sale fees on the statement of operations.

Swap Agreements. Core Plus Bond Account invested in swap agreements during the period. Swap agreements are privately negotiated agreements between an account and a counterparty to exchange a series of cash flows at specified intervals based upon, or calculated by reference to, changes in specified prices or rates for a specified amount of an underlying asset. An account may enter into credit default, interest rate, or total return swap agreements to manage its exposure to credit, interest rate, or market risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swap agreements are valued through a pricing service or using procedures established and periodically reviewed by the Fund’s Board of Directors; changes in value are recorded as unrealized gain or loss. These unrealized gains or losses are included as a component of net unrealized appreciation (depreciation) of investments on the statements of assets and liabilities.

Upon termination of swap agreements, the Accounts recognize a realized gain or loss. Net periodic payments to be received or paid are accrued daily and are recorded in the statements of operations as realized gains or losses.

Payments received or made at the beginning of the measurement period are reflected as such on the statements of assets and liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, interest rates, and other relevant factors). These upfront payments are amortized daily over the term of the swap agreement as realized gains or losses on the statements of operations.

Notional principal amounts are used to express the extent of involvement in these agreements. Risks may exceed amounts shown on the statements of assets and liabilities. These risks include changes in the returns of the underlying instruments, unfavorable interest rate fluctuation, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and the possible lack of liquidity with respect to the swap agreements.

The Accounts and any counterparty are required to maintain an agreement that requires the Accounts and that counterparty to monitor the net fair value of all derivative transactions entered into pursuant to the contract between the Accounts and such counterparty. If the net fair value of such derivatives transactions between the Accounts and that counterparty exceeds a certain threshold (as defined in the agreement), the Accounts or the counterparty are required to post cash and/or securities as collateral. Fair values of derivatives transactions presented in the financial statements are not netted with the fair values of other derivatives transactions or with any collateral amounts posted by the Accounts or any counterparty.

Credit default swaps involve commitments to pay a fixed rate at a predetermined frequency in exchange for a lump sum payment if a “credit event”, as defined in the agreement, affecting a third party occurs. Credit events may include a failure to pay interest, bankruptcy, restructuring, or other event as defined in the agreement. A “buyer” of credit protection agrees to pay a counterparty to assume the credit risk of an issuer upon the occurrence of a credit event. The “seller” of the protection receives periodic payments and agrees to assume the credit risk of an issuer upon the occurrence of a credit event. As the seller of credit protection, an Account would add leverage to its portfolio because, in addition to its total net assets, an Account would be subject to investment exposure on the notional amount of the swap.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
June 30, 2017 (unaudited)

3. Operating Policies (Continued)

If an Account is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the account will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If an Account is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, an Account will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. An Account may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds with a credit default swap on indices which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit-default swap on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that an Account as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of June 30, 2017 for which an Account is the seller of protection are disclosed in the footnotes to the schedules of investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by an Account for the same referenced entity or entities.

Interest rate swaps involve the commitment to exchange cash flows based on changes in the value of a specific reference security or basket of securities.

To Be Announced Securities. The Accounts may trade portfolio securities on a “to-be-announced” (“TBA”) or when-issued basis. In a TBA or when-issued transaction, the Accounts commit to purchase or sell securities for which all specific information is not known at the time of the trade. Securities purchased on a TBA or when-issued basis are not settled until they are delivered to the account, normally 15 to 30 days later. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other portfolio securities.

Underlying Funds. The performance and risks of each Principal LifeTime Account, SAM Portfolio, Diversified Balanced Account, Diversified Balanced Managed Volatility Account, Diversified Balanced Volatility Control Account, Diversified Growth Account, Diversified Growth Managed Volatility Account, Diversified Growth Volatility Control Account, Diversified Income Account, and Multi-Asset Income Account (singly, “a fund of funds” and collectively, “the funds of funds”) directly correspond to the performance and risks of the underlying funds in which the fund of funds invest. By investing in many underlying funds, the funds of funds have partial exposure to the risks of many different areas of the market. The more a fund of funds allocates to stock funds, the greater the expected risk.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
June 30, 2017 (unaudited)

3. Operating Policies (Continued)

An underlying fund to a fund of funds may experience relatively large redemptions or purchases as the fund of funds periodically reallocates or rebalances its assets. These transactions may accelerate the realization of taxable income if sales of portfolio securities result in gains and could increase transaction costs. In addition, when a fund of funds reallocates or redeems significant assets away from an underlying fund, the loss of assets to the underlying fund could result in increased expense ratios for that fund.

The Manager is the advisor to the Principal LifeTime Accounts, SAM Portfolios, Diversified Balanced Account, Diversified Balanced Managed Volatility Account, Diversified Balanced Volatility Control Account, Diversified Growth Account, Diversified Growth Managed Volatility Account, Diversified Growth Volatility Control Account, Diversified Income Account, Multi-Asset Income Account and each of the underlying funds. The Manager is committed to minimizing the potential impact of underlying fund risk on underlying funds to the extent consistent with pursuing the investment objectives of the fund of funds which it manages. Each may face conflicts of interest in fulfilling its responsibilities to all such funds.

As of June 30, 2017, the Principal LifeTime Accounts, SAM Portfolios, Diversified Balanced Account, Diversified Balanced Managed Volatility Account, Diversified Balanced Volatility Control Account, Diversified Growth Account, Diversified Growth Managed Volatility Account, Diversified Growth Volatility Control Account, Diversified Income Account, and Multi-Asset Income Account owned the following percentages, in the aggregate, of the outstanding shares of the underlying funds listed below:

	Total Percentage		Total Percentage
	of Outstanding		of Outstanding
Account	Shares Owned	Account	Shares Owned
Bond Market Index Account	99.71%	LargeCap S&P 500 Index Account	89.96%
Core Plus Bond Account	23.19	LargeCap S&P 500 Managed Volatility Index Account	100.00
Equity Income Account	31.21	MidCap Account	1.41
Government & High Quality Bond Account	38.03	Short-Term Income Account	13.67
Income Account	93.69

U.S. Government Agencies or Government-Sponsored Enterprises. Certain of the Accounts may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of, and in certain cases, guaranteed by, the U.S. Government or its agencies. The U.S. Government does not guarantee the net asset value of the Accounts’ shares. Some U.S. Government securities such as treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA”) are supported by the full faith and credit of the U.S. Government. Other securities, such as those of the Federal Home Loan Bank are supported by the right of the issuer to borrow from the U.S. Department of the Treasury. Still other securities, such as those of the Federal National Mortgage Association (“FNMA”) are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations.

Government related guarantors (those not backed by the full faith and credit of the United States Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC”). FNMA is a government sponsored corporation the common stock of which is owned entirely by private stockholders. FNMA purchases conventional residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks, credit unions, and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to the timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but Participation Certificates are not backed by the full faith and credit of the U.S. Government.

NOTES TO FINANCIAL STATEMENTS

PRINCIPAL VARIABLE CONTRACTS FUNDS,INC. June 30, 2017 (unaudited)

3. Operating Policies (Continued)

Derivatives. The following tables provide information about where in the statements of assets and liabilities and statements of operations information about derivatives can be found (amounts in thousands):

	Asset Derivatives June 30, 2017			Liability Derivatives June 30, 2017
Derivatives not accounted for			Fair		Fair
as hedging instruments	Statement of Assets and Liabilities Location		Value	Statement of Assets and Liabilities Location	Value
Core Plus Bond Account
Credit contracts	Receivables, Net Assets Consist of Net unrealized		$5*	Payables, Net Assets Consist of Net unrealized	$115	*
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
Interest rate contracts	Receivables, Net Assets Consist of Net unrealized		$120*	Payables, Net Assets Consist of Net unrealized	$—
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
		Total$	125		$115
LargeCap Growth Account I
Equity contracts	Receivables, Net Assets Consist of Net unrealized		$—	Payables, Net Assets Consist of Net unrealized	$34	*
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
LargeCap S&P 500 Index Account
Equity contracts	Receivables, Net Assets Consist of Net unrealized		$—	Payables, Net Assets Consist of Net unrealized	$180	*
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
LargeCap S&P 500 Managed Volatility Index Account
Equity contracts	Receivables, Net Assets Consist of Net unrealized		$305	Payables, Net Assets Consist of Net unrealized	$166	*
	appreciation (depreciation) of investments			appreciation (depreciation) of investments

*Includes cumulative unrealized appreciation/depreciation of exchange cleared swaps and futures contracts as shown in the schedules of investments. Only the portion of the unrealized appreciation/depreciation not yet cash settled is shown in the statements of assets and liabilities as variation margin.

			Change in Unrealized
			Appreciation/(Depreciation) of
Derivatives not accounted for	Location of Gain or (Loss) on Derivatives	Realized Gain or (Loss) on Derivatives	Derivatives Recognized in Statement
as hedging instruments	Recognized in Statement of Operations	Recognized in Statement of Operations	of Operations
Core Plus Bond Account
Credit contracts	Net realized gain (loss) from Swap	$(378)	$73
	agreements/Change in unrealized
	appreciation/(depreciation) of Swap
	agreements
Interest rate contracts	Net realized gain (loss) from Futures	$14	$186
	contracts /Change in unrealized
	appreciation/(depreciation) of Futures
	contracts
	Total	$(364)	$259
LargeCap Growth Account I
Equity contracts	Net realized gain (loss) from Futures	$564	$(10)
	contracts /Change in unrealized
	appreciation/(depreciation) of Futures
	contracts
LargeCap S&P 500 Index Account
Equity contracts	Net realized gain (loss) from Futures	$3,565	$13
	contracts /Change in unrealized
	appreciation/(depreciation) of Futures
	contracts
LargeCap S&P 500 Managed Volatility Index Account
Equity contracts	Net realized gain (loss) from Investment	$17	$(154)
	transactions, Futures contracts, and Options
	and swaptions /Change in unrealized
	appreciation/(depreciation) of Investments,
	Futures contracts, and Options and
	swaptions

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
June 30, 2017 (unaudited)

3. Operating Policies (Continued)

Long equity futures contracts are used to obtain market exposure for the cash balances that are maintained by certain of the Accounts and the notional values of the futures contracts will vary in accordance with changing cash balances. Long and short U.S. Treasury futures contracts are used to obtain interest rate exposure in order to manage duration of the Core Plus Bond Account.

The following table includes a summary of the average quarterly outstanding volume by derivative instrument type for the year ended June 30, 2017:

		Average Notional (in
		thousands) or
Contract Type	Derivative Type	Number of Contracts
Core Plus Bond Account
Credit Contracts	Exchange Cleared Credit Default Swaps - Buy Protection	$8,726
Interest Rate Contracts	Futures - Long	$6,771
	Futures - Short	$10,691
LargeCap Growth Account I
Equity Contracts	Futures - Long	$7,613
LargeCap S&P 500 Index Account
Equity Contracts	Futures - Long	$43,583
LargeCap S&P 500 Managed Volatility
Index Account
Equity Contracts	Futures - Long	$5,218
	Purchased Options	431
	Written Options	431

4. Fair Value

Fair value is defined as the price that the Accounts would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Accounts use various valuation techniques, including market, income and/or cost approaches. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Accounts. Unobservable inputs are inputs that reflect the Accounts own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – Quoted prices are available in active markets for identical securities as of the reporting date. The type of securities included in Level 1 includes listed equities and listed derivatives.

Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayments speeds, credit risk, etc.). Investments which are generally included in this category include corporate bonds, senior floating rate interests, and municipal bonds.

Level 3 – Significant unobservable inputs (including the Accounts’ assumptions in determining the fair value of investments). Investments which are generally included in this category include certain corporate bonds and certain mortgage backed securities.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Accounts in determining fair value is greatest for instruments categorized in Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
June 30, 2017 (unaudited)

4. Fair Value (Continued)

Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Account’s own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Accounts use prices and inputs that are current as of the measurement date.

Investments which are generally included in the Level 3 category are primarily valued using quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as Level 3. Valuation models rely on one or more significant unobservable inputs such as prepayment rates, probability of default, or loss severity in the event of default. Significant increases in any of those inputs in isolation would result in a significantly lower fair value measurement. Benchmark pricing procedures set the base price of a security based on current market data. The base price may be a broker-dealer quote, transaction price, or internal value based on relevant market data.

The fair values of these entities are dependent on economic, political and other considerations. The values of the underlying investee entities may be affected by significant changes in the economic conditions, changes in government policies, and other factors (e.g., natural disasters, accidents, conflicts, etc.).

Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Account’s Board of Directors. The Manager has established a Valuation Committee of senior officers and employees, with the responsibility of overseeing the pricing and valuation of all securities, including securities where market quotations are not readily available. The Valuation Committee meets monthly and reports directly to the Board of Directors. The Pricing Group who reports to the Valuation Committee relies on the established Pricing Policies to determine fair valuation. Included in the Pricing Policies is an overview of the approved valuation technique established for each asset class. The Pricing Group will consider all appropriate information available when determining fair valuation.

The Pricing Group relies on externally provided valuation inputs to determine the value of Level 3 securities. Security values are updated as new information becomes available. Valuation data and changes in valuation amounts are reviewed on a daily basis based on specified criteria for the security, asset class, and other factors. In addition, valuation data is periodically compared to actual transactions executed by the Accounts (i.e., purchases/sales) and differences between transaction prices and prior period valuation data are investigated based on specified tolerances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments.

The beginning of the period timing recognition has been adopted for the significant transfers between levels of each Account’s assets and liabilities. There were no significant purchases, sales, or transfers into or out of Level 3, except as noted in the Level 3 roll forward.

The table below includes transfers from Level 2 to Level 1 at June 30, 2017 as valuations for certain countries reflect the exchange close price.

Diversified International Account	$6,530,855
International Emerging Markets Account	5,208,094

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
June 30, 2017 (unaudited)

4. Fair Value (Continued)

The following is a summary of the inputs used as of June 30, 2017 in valuing the Funds' securities carried at value (amounts shown in thousands):

		Level 2 - Other
	Level 1 - Quoted	Significant Observable	Level 3 - Significant
Account	Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

Bond Market Index Account
Bonds*	$—	$772,245	$—	$772,245
Investment Companies*	162,539	—	—	162,539
Municipal Bonds*	—	17,834	—	17,834
U.S. Government & Government Agency Obligations*	—	1,500,886	—	1,500,886
Total investments in securities $	162,539	$2,290,965	$—	$2,453,504
Short Sales
U.S. Government & Government Agency Obligations	$—	$(571)	$—	$(571)
Total Short Sales $	—	$(571)	$—	$(571)

Core Plus Bond Account
Bonds*	$—	$192,952	$351	$193,303
Common Stocks*	106	—	—	106
Investment Companies*	3,633	—	—	3,633
Preferred Stocks
Communications	135	—	—	135
Consumer, Non-cyclical	—	—	41	41
Financial	1,271	—	—	1,271
Senior Floating Rate Interests*	—	6,533	—	6,533
U.S. Government & Government Agency Obligations*	—	98,009	—	98,009
Total investments in securities $	5,145	$297,494	$392	$303,031

Assets
Credit Contracts**
Exchange Cleared Credit Default Swaps	$—	$5	$—	$5
Interest Rate Contracts**
Futures	$120	$—	$—	$120
Liabilities
Credit Contracts**
Exchange Cleared Credit Default Swaps	$—	$(115)	$—	$(115)

Diversified Balanced Account
Bonds*	$—	$5	$—	$5
Investment Companies*	1,159,398	—	—	1,159,398
Preferred Stocks
Consumer, Non-cyclical	—	—	2	2
Total investments in securities $	1,159,398	$5	$2	$1,159,405

Diversified Balanced Managed Volatility Account
Investment Companies*	$176,133	$—	$—	$176,133
Total investments in securities $	176,133	$—	$—	$176,133

Diversified Balanced Volatility Control Account
Investment Companies*	$10,082	$—	$—	$10,082
Total investments in securities $	10,082	$—	$—	$10,082

Diversified Growth Account
Investment Companies*	$3,796,438	$—	$—	$3,796,438
Total investments in securities $	3,796,438	$—	$—	$3,796,438

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
June 30, 2017 (unaudited)

4. Fair Value (Continued)
			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Account		Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

Diversified Growth Managed Volatility Account
Investment Companies*		$338,651	$—	$—	$338,651
	Total investments in securities $	338,651	$—	$—	$338,651

Diversified Growth Volatility Control Account
Investment Companies*		$51,329	$—	$—	$51,329
	Total investments in securities $	51,329	$—	$—	$51,329

Diversified Income Account
Investment Companies*		$254,299	$—	$—	$254,299
	Total investments in securities $	254,299	$—	$—	$254,299

Diversified International Account
Common Stocks
Basic Materials		$—	$10,621	$—	$10,621
Communications		3,907	18,611	—	22,518
Consumer, Cyclical		9,646	31,267	—	40,913
Consumer, Non-cyclical		6,107	39,231	—	45,338
Diversified		—	2,445	—	2,445
Energy		7,219	8,299	—	15,518
Financial		13,645	54,022	—	67,667
Industrial		3,172	27,928	—	31,100
Technology		2,095	26,223	—	28,318
Utilities		—	4,726	—	4,726
Investment Companies*		1,314	—	—	1,314
Preferred Stocks*		2,057	—	—	2,057
	Total investments in securities $	49,162	$223,373	$—	$272,535

Equity Income Account
Common Stocks*		$526,780	$—	$—	$526,780
Investment Companies*		6,895	—	—	6,895
	Total investments in securities $	533,675	$—	$—	$533,675

Government & High Quality Bond Account
Bonds*		$—	$72,254	$—	$72,254
Investment Companies*		2,997	—	—	2,997
U.S. Government & Government Agency Obligations*		—	171,711	—	171,711
	Total investments in securities $	2,997	$243,965	$—	$246,962

Income Account
Bonds*		$—	$134,511	$1,000	$135,511
Common Stocks
Energy		957	—	—	957
Industrial		—	—	3,127	3,127
Convertible Bonds*		—	297	—	297
Investment Companies*		3,016	—	—	3,016
Senior Floating Rate Interests*		—	750	357	1,107
U.S. Government & Government Agency Obligations*		—	70,956	—	70,956
	Total investments in securities $	3,973	$206,514	$4,484	$214,971

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
June 30, 2017 (unaudited)

4. Fair Value (Continued)
			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Account		Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

International Emerging Markets Account
Common Stocks
Basic Materials		$—	$2,978	$—	$2,978
Communications		6,145	13,799	—	19,944
Consumer, Cyclical		1,422	7,193	—	8,615
Consumer, Non-cyclical		5,758	2,184	—	7,942
Diversified		—	599	—	599
Energy		—	8,002	—	8,002
Financial		2,825	19,899	—	22,724
Industrial		808	5,156	—	5,964
Technology		1,272	14,632	—	15,904
Utilities		1,177	2,522	—	3,699
Investment Companies*		1,281	—	—	1,281
Preferred Stocks		2,050	—	—	2,050
	Total investments in securities $	22,738	$76,964	$—	$99,702

LargeCap Growth Account
Common Stocks*		$107,794	$—	$—	$107,794
Investment Companies*		1,132	—	—	1,132
	Total investments in securities $	108,926	$—	$—	$108,926

LargeCap Growth Account I
Common Stocks
Basic Materials		$977	$—	$—	$977
Communications		63,159	—	29	63,188
Consumer, Cyclical		26,744	—	—	26,744
Consumer, Non-cyclical		72,935	—	—	72,935
Diversified		8	—	—	8
Energy		275	—	—	275
Financial		25,620	—	—	25,620
Industrial		27,645	—	—	27,645
Technology		48,193	—	—	48,193
Utilities		3	—	—	3
Convertible Preferred Stocks
Communications		—	—	913	913
Investment Companies*		6,985	—	—	6,985
Preferred Stocks
Communications		—	—	260	260
Technology		—	130	—	130
	Total investments in securities $	272,544	$130	$1,202	$273,876
Liabilities
Equity Contracts**
Futures		$(34)	$—	$—	$(34)
LargeCap S&P 500 Index Account
Common Stocks*		$2,397,997	$—	$—	$2,397,997
Investment Companies*		52,836	—	—	52,836
	Total investments in securities $	2,450,833	$—	$—	$2,450,833
Liabilities
Equity Contracts**
Futures		$(180)	$—	$—	$(180)

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
June 30, 2017 (unaudited)

4. Fair Value (Continued)
			Level 2 - Other
		Level 1 - Quoted	Significant Observable		Level 3 - Significant
Account		Prices	Inputs		Unobservable Inputs	Totals (Level 1,2,3)

LargeCap S&P 500 Managed Volatility Index Account
Common Stocks*		$197,835		$—	$—	$197,835
Investment Companies*		17,355		—	—	17,355
Purchased Options		305		—	—	305
	Total investments in securities $	215,495		$—	$—	$215,495
Liabilities
Equity Contracts**
Futures		$(17)		—	—	$(17)
Options		(149)		—	—	(149)

LargeCap Value Account
Common Stocks*		$139,958		$—	$—	$139,958
Investment Companies*		696		—	—	696
	Total investments in securities $	140,654		$—	$—	$140,654

MidCap Account
Common Stocks*		$570,537		$—	$—	$570,537
Investment Companies*		1,776		—	—	1,776
	Total investments in securities $	572,313		$—	$—	$572,313

Multi-Asset Income Account
Investment Companies*		$224		$—	$—	$224
	Total investments in securities $	224		$—	$—	$224

Principal Capital Appreciation Account
Common Stocks*		$153,106		$—	$—	$153,106
Investment Companies*		3,874		—	—	3,874
	Total investments in securities $	156,980		$—	$—	$156,980

Principal LifeTime 2010 Account
Investment Companies*		$43,162		$—	$—	$43,162
	Total investments in securities $	43,162		$—	$—	$43,162

Principal LifeTime 2020 Account
Investment Companies*		$194,639		$—	$—	$194,639
	Total investments in securities $	194,639		$—	$—	$194,639

Principal LifeTime 2030 Account
Investment Companies*		$137,481		$—	$—	$137,481
	Total investments in securities $	137,481		$—	$—	$137,481

Principal LifeTime 2040 Account
Investment Companies*		$56,713		$—	$—	$56,713
	Total investments in securities $	56,713		$—	$—	$56,713

Principal LifeTime 2050 Account
Investment Companies*		$30,768		$—	$—	$30,768
	Total investments in securities $	30,768		$—	$—	$30,768

Principal LifeTime 2060 Account
Investment Companies*		$3,710		$—	$—	$3,710
	Total investments in securities $	3,710		$—	$—	$3,710

Principal LifeTime Strategic Income Account
Investment Companies*		$24,371		$—	$—	$24,371
	Total investments in securities $	24,371		$—	$—	$24,371

Real Estate Securities Account
Common Stocks*		$155,312		$—	$—	$155,312
Investment Companies*		1,095		—	—	1,095
	Total investments in securities $	156,407		$—	$—	$156,407

SAM Balanced Portfolio
Investment Companies*		$772,793		$—	$—	$772,793
	Total investments in securities $	772,793		$—	$—	$772,793

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
June 30, 2017 (unaudited)

4. Fair Value (Continued)
			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Account		Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

SAM Conservative Balanced Portfolio
Investment Companies*		$198,844	$—	$—	$198,844
	Total investments in securities $	198,844	$—	$—	$198,844

SAM Conservative Growth Portfolio
Investment Companies*		$322,520	$—	$—	$322,520
	Total investments in securities $	322,520	$—	$—	$322,520

SAM Flexible Income Portfolio
Investment Companies*		$212,777	$—	$—	$212,777
	Total investments in securities $	212,777	$—	$—	$212,777

SAM Strategic Growth Portfolio
Investment Companies*		$265,714	$—	$—	$265,714
	Total investments in securities $	265,714	$—	$—	$265,714

Short-Term Income Account
Bonds*		$—	$159,933	$2,150	$162,083
Investment Companies*		995	—	—	995
U.S. Government & Government Agency Obligations*		—	229	—	229
	Total investments in securities $	995	$160,162	$2,150	$163,307

SmallCap Account
Common Stocks*		$203,295	$—	$—	$203,295
Investment Companies*		2,311	—	—	2,311
	Total investments in securities $	205,606	$—	$—	$205,606

Certain detailed information is provided for those Accounts with significant investments in Level 3 securities. Quantitative information about the significant unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy is as follows (amounts in thousands):

		Fair Value
		at June 30,
Account	Asset Type	2017	Valuation Technique	Unobservable Input	Input Value
Income Account	Bonds	$1,000	Third Party Vendor	Broker Quote	$100.00
	Common Stock	3,127	Enterprise Valuation Model	Guideline public companies	122.75
				(multiples of 0.95 – 1.15x) and
				discounted cash flows (sensitivity
				between 9% - 11%
	Senior Floating Rate	357	Yield to Maturity Model	Discount Rate of 12.52%	98.40
	Interests			(sensitivity between 11% - 13%)
		$4,484

Short-Term	Bonds	$2,150	Third Party Vendor	Broker Quote	$0.00	–
Income Account					100.00

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
June 30, 2017 (unaudited)

4. Fair Value (Continued)

The changes in investments measured at fair value for which Level 3 inputs have been used to determine fair value are as follows (amounts in thousands):

			Accrued
			Discounts/
			Premiums								Net Change in Unrealized
	Value	Realized	and Change			Proceeds		Transfers	Transfers	Value	Appreciation/(Depreciation)
	December 31,	Gain/	in Unrealized			from	into Level		Out of	June 30,	on Investments Held at
Account	2016	(Loss)	Gain/(Loss)	Purchases		Sales		3*	Level 3**	2017	June 30, 2017
Income Account
Bonds	$—	$—	$—	$1,000		$—	$	— $	—	$1,000	$—
Common Stock
Industrial	2,675	—	452	—		—		—	—	3,127	452
Senior Floating Rate
Interests	257	—	—	100		—		—	—	357	—
Total	$2,932	$—	$452	$1,100		$—	$	— $	—	$4,484	$452

Short-Term
Income Account
Bonds	$341	$—	$3	$1,750	$	— $		397	$(341)	$2,150	$3
Total	$341	$—	$3	$1,750	$	— $		397	$(341)	$2,150	$3

*Securities are transferred into Level 3 for a variety of reasons including, but not limited to: 1. Securities where trading has been halted 2. Securities that have certain restrictions on trading 3. Instances in which a security is not priced by pricing services

**Securities are transferred out of Level 3 for a variety of reasons including, but not limited to: 1. Securities where trading resumes 2. Securities where trading restrictions have expired 3. Instances in which a price becomes available from a pricing service

At the end of the period, there were no other Accounts which had a significant Level 3 balance. During the period, there were no significant purchases, sales or transfers into or out of Level 3, except as noted above.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
June 30, 2017 (unaudited)

5. Management Agreement and Transactions with Affiliates

Management Services. The Accounts have agreed to pay investment advisory and management fees to the Manager (wholly owned by Principal Financial Services, Inc.) computed at an annual percentage rate of each account’s average daily net assets. A portion of the management fee is paid by the Manager to the sub-advisor of each of the Accounts, some of which are affiliates of the Manager. The annual rate paid by the SAM Portfolios is based upon the aggregate average daily net assets (“aggregate net assets”) of the SAM Portfolios. The investment advisory and management fee schedule for the SAM Portfolios is .25% of aggregate net assets up to the first $1 billion and .20% of aggregate net assets over $1 billion. The Principal LifeTime Accounts do not pay investment advisory and management fees. The annual rates used in this calculation for each of the other Accounts are as follows:

		Net Assets of Accounts (in millions)
	First $100	Next $100	Next $100	Next $100	Thereafter
Core Plus Bond Account	.50	.45	.40	.35	.30
Equity Income Account	.60	.55	.50	.45	.40
LargeCap Growth Account I	.80	.75	.70	.65	.60
MidCap Account	.65	.60	.55	.50	.45
Real Estate Securities Account	.90	.85	.80	.75	.70
SmallCap Account	.85	.80	.75	.70	.65

		Net Assets of Accounts (in millions)
	First $250	Next $250	Next $250	Next $250	Thereafter
Diversified International Account	.85%	.80%	.75%	.70%	.65%
International Emerging Markets Account	1.25	1.20	1.15	1.10	1.05
LargeCap Value Account	.60	.55	.50	.45	.40

	Net Assets of Account (in millions)
	First	Next	Over
	$200	$300	$500
Short-Term Income Account	.50%	.45%	.40%

	Net Assets of Account (in millions)
	First $500	Over $500
Principal Capital Appreciation Account	.625%	.50%

		Net Assets of Account
	First $500	Next $500	Next $1	Next $1	Over $3
	million	million	billion	billion	billion
LargeCap Growth Account	.68%	.63%	.61%	.56%	.51%

	Net Assets of Accounts (in billions)
	First $2	Over $2
Government & High Quality Bond Account	.50%	.45%
Income Account	.50	.45

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
June 30, 2017 (unaudited)

5. Management Agreement and Transactions with Affiliates (Continued)

All Net Assets
Bond Market Index Account	.25%
Diversified Balanced Account	.05
Diversified Balanced Managed Volatility Account	.05
Diversified Balanced Volatility Control Account	.12
Diversified Growth Account	.05
Diversified Growth Managed Volatility Account	.05
Diversified Growth Volatility Control Account	.12
Diversified Income Account	.05
LargeCap S&P 500 Index Account	.25
LargeCap S&P 500 Managed Volatility Index Account	.45
Multi-Asset Income Account	.03

The Manager has contractually agreed to limit the Account’s management and investment advisory fees for certain of the Accounts through the period ended April 30, 2018. The expense limit will reduce the Account’s management and investment advisory fees by the following amounts:

LargeCap Growth Account I .016%

The Manager has contractually agreed to limit the expenses (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) for certain classes of shares of certain of the Accounts. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets attributable to each class of shares on an annualized basis during the reporting period. The operating expense limits are as follows:

	Period from January 1, 2017 through June 30, 2017
	Class 1	Class 2		Expiration
Diversified Balanced Managed Volatility Account	N/A	.31%		April 30, 2018
Diversified Balanced Volatility Control Account	N/A	.39	^	April 30, 2018
Diversified Growth Managed Volatility Account	N/A	.31		April 30, 2018
Diversified Growth Volatility Control Account	N/A	.39	^	April 30, 2018
International Emerging Markets Account	1.35%	1.60		April 30, 2018
LargeCap S&P 500 Managed Volatility Index Account	.49	N/A		April 30, 2017
Multi-Asset Income Account	.08	.33		April 30, 2018
Principal LifeTime 2060 Account	.10	N/A		April 30, 2018
^ Period from March 31, 2017 to June 30, 2017.

The Manager has contractually agreed to reduce Short-Term Income Account’s expenses by .01% through the period ended April 30, 2018.

In addition, the Manager has voluntarily agreed to limit the expenses (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) attributable to Class 2 shares of certain of the Accounts. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets on an annualized basis during the reporting period. The expense limit may be terminated at any time. The operating expense limits are as follows:

Expense Limit
Diversified Balanced Account	.31%
Diversified Growth Account	.31
Diversified Income Account	.31

Amounts owed to the Accounts under the terms of the expense limitation agreements are reflected in the statement of assets and liabilities as expense reimbursement from Manager and are settled monthly.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
June 30, 2017 (unaudited)

5. Management Agreement and Transactions with Affiliates (Continued)

Distribution Fees. Class 2 shares of the Accounts bear distribution fees. The fee is computed at an annual rate of the average daily net assets attributable to Class 2 shares of each of the Accounts. Distribution fees are paid to Principal Funds Distributor, Inc., the principal distributor of the Accounts. A portion of the distribution fees may be paid to other selling dealers for providing certain services. The annual rate for Class 2 shares is .25%.

Affiliated Ownership. At June 30, 2017, Principal Life Insurance Company (an affiliate of the Manager) and/or one or more separate accounts sponsored by Principal Life Insurance Company owned shares of the Accounts as follows (amounts in thousands):

	Class 1	Class 2
Bond Market Index Account	637	N/A
Core Plus Bond Account	19,627	30
Diversified Balanced Account	2,691	71,778
Diversified Balanced Managed Volatility Account	N/A	14,858
Diversified Balanced Volatility Control Account	N/A	988
Diversified Growth Account	N/A	223,554
Diversified Growth Managed Volatility Account	N/A	27,823
Diversified Growth Volatility Control Account	N/A	5,025
Diversified Income Account	N/A	19,745
Diversified International Account	17,375	20
Equity Income Account	10,083	66
Government & High Quality Bond Account	14,650	136
Income Account	454	56
International Emerging Markets Account	5,966	21
LargeCap Growth Account	3,455	14
LargeCap Growth Account I	9,552	12
LargeCap S&P 500 Index Account	14,427	131
LargeCap Value Account	4,463	3
MidCap Account	9,340	—
Multi-Asset Income Account	20	1
Principal Capital Appreciation Account	4,944	26
Principal LifeTime 2010 Account	3,267	N/A
Principal LifeTime 2020 Account	14,306	4
Principal LifeTime 2030 Account	11,002	32
Principal LifeTime 2040 Account	3,797	21
Principal LifeTime 2050 Account	2,122	11
Principal LifeTime 2060 Account	282	N/A
Principal LifeTime Strategic Income Account	2,044	N/A
Real Estate Securities Account	6,950	91
SAM Balanced Portfolio	40,108	351
SAM Conservative Balanced Portfolio	14,546	256
SAM Conservative Growth Portfolio	9,203	378
SAM Flexible Income Portfolio	14,223	348
SAM Strategic Growth Portfolio	6,825	161
Short-Term Income Account	53,710	488
SmallCap Account	12,641	52

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
June 30, 2017 (unaudited)

6. Investment Transactions

For the period ended June 30, 2017, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments and U.S. government securities) by the Accounts were as follows (amounts shown in thousands):

	Purchases	Sales
Bond Market Index Account	$628,633	$587,517
Core Plus Bond Account	151,095	147,921
Diversified Balanced Account	78,982	80,605
Diversified Balanced Managed Volatility Account	9,856	11,439
Diversified Balanced Volatility Control Account	10,233	194
Diversified Growth Account	144,523	180,067
Diversified Growth Managed Volatility Account	23,086	18,351
Diversified Growth Volatility Control Account	51,546	472
Diversified Income Account	20,746	31,606
Diversified International Account	72,074	80,315
Equity Income Account	35,221	84,570
Government & High Quality Bond Account	27,701	24,735
Income Account	9,220	16,973
International Emerging Markets Account	45,077	47,443
LargeCap Growth Account	43,807	45,588
LargeCap Growth Account I	60,293	70,209
LargeCap S&P 500 Index Account	38,662	36,361
LargeCap S&P 500 Managed Volatility Index Account	3,286	3,193
LargeCap Value Account	70,110	75,412
MidCap Account	36,416	125,843
Multi-Asset Income Account	67	45
Principal Capital Appreciation Account	17,429	28,105
Principal LifeTime 2010 Account	3,411	5,193
Principal LifeTime 2020 Account	14,141	19,504
Principal LifeTime 2030 Account	16,272	13,570
Principal LifeTime 2040 Account	7,609	5,856
Principal LifeTime 2050 Account	2,994	1,813
Principal LifeTime 2060 Account	1,058	298
Principal LifeTime Strategic Income Account	1,653	3,040
Real Estate Securities Account	14,832	25,286
SAM Balanced Portfolio	98,343	148,306
SAM Conservative Balanced Portfolio	30,780	43,600
SAM Conservative Growth Portfolio	45,278	52,952
SAM Flexible Income Portfolio	35,205	47,684
SAM Strategic Growth Portfolio	38,255	46,787
Short-Term Income Account	67,339	74,338
SmallCap Account	73,852	84,293

In addition Bond Market Index Account had $190,000 of covers on securities sold short. LargeCap Growth Account I had $230,000 of covers on securities sold short and $149,000 of securities sold short.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
June 30, 2017 (unaudited)

6. Investment Transactions (Continued)

For the period ended June 30, 2017, the cost of U.S. government securities purchased and proceeds from U.S. government securities sold (not including short-term investments) by the Accounts were as follows (amounts in thousands):

	Purchases	Sales
Bond Market Index Account	$664,616	$602,565
Core Plus Bond Account	40,179	46,837
Government & High Quality Bond Account	5,911	6,131
Income Account	—	2,560
Short-Term Income Account	—	12

In addition Bond Market Index Account had $423,000 of covers on U.S. government securities sold short and $885,000 of U.S. government securities sold short.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
June 30, 2017 (unaudited)

7. Federal Tax Information

Distributions to Shareholders. The federal income tax character of distributions paid for the periods ended June 30, 2017 and December 31, 2016 were as follows (amounts in thousands):

					Long-Term
	Ordinary Income				Capital Gain			Section 1250 Gain
	2017		2016		2017	2016	*	2017	2016	^
Bond Market Index Account	$	— $	37,281	$	— $	— $		— $	—
Core Plus Bond Account		—	9,413		—	—		—	—
Diversified Balanced Account		—	13,978		—	9,753		—	—
Diversified Balanced Managed Volatility Account		—	1,069		—	887		—	—
Diversified Growth Account		—	42,914		—	38,452		—	—
Diversified Growth Managed Volatility Account		—	1,725		—	2,054		—	—
Diversified Income Account		—	2,347		—	1,314		—	—
Diversified International Account		—	5,957		—	—		—	—
Equity Income Account		—	14,508		—	26,735		—	—
Government & High Quality Bond Account		—	9,150		—	—		—	—
Income Account		—	10,627		—	—		—	—
International Emerging Markets Account		—	1,002		—	—		—	—
LargeCap Growth Account		—	285		—	—		—	—
LargeCap Growth Account I		—	—		—	19,883		—	—
LargeCap S&P 500 Index Account		—	36,158		—	52,748		—	—
LargeCap S&P 500 Managed Volatility Index
Account		—	2,748		—	1,636		—	—
LargeCap Value Account		—	2,594		—	4,185		—	—
MidCap Account		—	2,475		—	101,107		—	—
Multi-Asset Income Account		—	1		—	—		—	—
Principal Capital Appreciation Account		—	1,732		—	1,187		—	—
Principal LifeTime 2010 Account		—	900		—	244		—	—
Principal LifeTime 2020 Account		—	3,879		—	6,404		—	—
Principal LifeTime 2030 Account		—	2,133		—	4,803		—	—
Principal LifeTime 2040 Account		—	752		—	1,760		—	—
Principal LifeTime 2050 Account		—	375		—	1,040		—	—
Principal LifeTime 2060 Account		—	29		—	80		—	—
Principal LifeTime Strategic Income Account		—	625		—	—		—	—
Real Estate Securities Account		—	2,292		—	13,642		—	364
SAM Balanced Portfolio		—	16,577		—	48,128		—	—
SAM Conservative Balanced Portfolio		—	5,226		—	7,820		—	—
SAM Conservative Growth Portfolio		—	4,023		—	15,686		—	—
SAM Flexible Income Portfolio		—	7,109		—	4,130		—	—
SAM Strategic Growth Portfolio		—	3,370		—	12,907		—	—
Short-Term Income Account		—	3,580		—	—		—	—
SmallCap Account		—	489		—	8,473		—	—

*The Accounts designate these distributions as long-term capital gain dividends per IRC Sec. 852(b)(3)(C) in the 20-percent group (which may be taxed at a 20-percent rate, a 15-percent rate or a 0-percent rate, depending on the shareholder’s taxable income).

^Unrecaptured Section 1250 gains are gains from the sale of depreciable property that are subject to a maximum tax rate of 25%.

Certain Funds may also utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction.

For U.S. federal income tax purposes, short-term capital gain distributions are considered ordinary income distributions.

NOTES TO FINANCIAL STATEMENTS

PRINCIPAL VARIABLE CONTRACTS FUNDS,INC. June 30, 2017 (unaudited)

7. Federal Tax Information (Continued)

Distributable Earnings. As of December 31, 2016, the components of distributable earnings on a federal tax basis were as follows (amounts in thousands):

	Undistributed Undistributed			Net Unrealized	Other	Total
	Ordinary	Long-Term	Accumulated	Appreciation	Temporary	Accumulated
	Income	Capital Gains	Losses	(Depreciation)	Differences* Earnings (Deficit)
Bond Market Index Account	42,786	—	(6,092)	(13,711)	(2)	22,981
Core Plus Bond Account	8,474	—	(27,529)	(2,627)	41	(21,641)
Diversified Balanced Account	17,816	14,436	—	170,205	—	202,457
Diversified Balanced Managed Volatility Account	2,316	1,186	—	4,510	—	8,012
Diversified Growth Account	52,675	56,847	—	514,137	—	623,659
Diversified Growth Managed Volatility Account	4,274	2,787	—	10,746	—	17,807
Diversified Income Account	3,600	2,238	—	14,070	—	19,908
Diversified International Account	5,066	—	(101,119)	23,187	—	(72,866)
Equity Income Account	14,738	23,888	—	212,227	—	250,853
Government & High Quality Bond Account	9,894	—	(5,236)	(5,943)	(56)	(1,341)
Income Account	9,528	—	(3,701)	6,671	117	12,615
International Emerging Markets Account	1,309	—	(29,062)	6,106	—	(21,647)
LargeCap Growth Account	454	—	(1,422)	10,154	—	9,186
LargeCap Growth Account I	100	14,147	—	50,403	(33)	64,617
LargeCap S&P 500 Index Account	45,053	47,451	—	628,189	—	720,693
LargeCap S&P 500 Managed Volatility Index
Account	8,176	8,332	—	19,857	(17,498)	18,867
LargeCap Value Account	2,700	8,001	—	13,945	—	24,646
MidCap Account	3,154	37,976	—	179,873	—	221,003
Multi-Asset Income Account	4	—	—	(3)	—	1
Principal Capital Appreciation Account	1,978	—	(711)	43,200	—	44,467
Principal LifeTime 2010 Account	949	547	—	937	—	2,433
Principal LifeTime 2020 Account	3,822	2,217	—	3,291	—	9,330
Principal LifeTime 2030 Account	2,291	1,671	—	2,937	—	6,899
Principal LifeTime 2040 Account	797	454	—	490	—	1,741
Principal LifeTime 2050 Account	400	253	—	471	—	1,124
Principal LifeTime 2060 Account	37	21	—	(54)	—	4
Principal LifeTime Strategic Income Account	573	—	(73)	817	—	1,317
Real Estate Securities Account	2,533	15,304	—	35,809	—	53,646
SAM Balanced Portfolio	16,558	17,916	—	67,178	—	101,652
SAM Conservative Balanced Portfolio	5,472	2,015	—	10,473	—	17,960
SAM Conservative Growth Portfolio	4,874	7,119	—	19,743	—	31,736
SAM Flexible Income Portfolio	7,132	1,553	—	11,672	—	20,357
SAM Strategic Growth Portfolio	3,694	7,441	—	5,089	—	16,224
Short-Term Income Account	3,181	—	(8,298)	(563)	(12)	(5,692)
SmallCap Account	2,106	—	(4,013)	33,715	—	31,808

*Represents book-to-tax accounting differences.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
June 30, 2017 (unaudited)

7. Federal Tax Information (Continued)

Capital Loss Carryforwards. For federal income tax purposes, capital loss carryforwards are losses that can be used to offset future capital gains of the Accounts. At December 31, 2016, the Accounts had approximate net capital loss carryforwards as follows (amounts in thousands):

Net Capital Loss Carryforward Expiring In:			No Expiration
	2017	2018	Short-Term Long-Term		Total
Bond Market Index Account	$—	$—	$—	$6,092	$6,092
Core Plus Bond Account	23,287	—	459	3,783	27,529
Diversified International Account	97,737	—	3,382	—	101,119
Government & High Quality Bond Account	3,887	—	1,349	—	5,236
Income Account	389	1,584	—	1,728	3,701
International Emerging Markets Account	16,991	—	11,921	150	29,062
LargeCap Growth Account	1,422	—	—	—	1,422
Principal Capital Appreciation Account	—	—	711	—	711
Principal LifeTime Strategic Income Account	—	73	—	—	73
Short-Term Income Account	8,298	—	—	—	8,298
SmallCap Account	—	—	4,013	—	4,013

Capital losses generated in taxable years beginning after the enactment date of the Regulated Investment Company Modernization Act of 2010, December 22, 2010, will be carried forward with no expiration and with the character of the loss retained. These capital losses must be fully utilized before the pre-enactment capital loss carryforwards listed in the table above.

As of December 31, 2016, the following Accounts had expired and utilized capital loss carryforwards as follows (amounts in thousands):

	Expired	Utilized
Core Plus Bond Account	$10,511	$482
Government & High Quality Bond Account	18,770	—
LargeCap Growth Account	—	10,939
Principal LifeTime Strategic Income Account	—	60
Short-Term Income Account	8,410	174

Late-Year Losses. A regulated investment company may elect to treat any portion of its qualified late-year loss as arising on the first day of the next taxable year. Qualified late-year losses are certain capital and ordinary losses which occur during the portion of the Account’s taxable year subsequent to October 31. For the taxable year ended December 31, 2016, the Accounts do not plan to defer any late-year losses.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
June 30, 2017 (unaudited)

7. Federal Tax Information (Continued)

Reclassification of Capital Accounts. The Accounts may record reclassifications in their capital accounts. These reclassifications have no impact on the total net assets of the Accounts. The reclassifications are a result of permanent differences between U.S. GAAP and tax accounting. Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the Accounts’ distributions may be shown in the accompanying Statement of Changes in Net Assets as from net investment income, from net realized gains on investments or from capital depending on the type of book and tax differences that exist. For the year ended December 31, 2016, the Accounts recorded reclassifications as follows (amounts in thousands):

	Accumulated	Accumulated
	Undistributed Net	Net Realized
	Investment Income	Gain on Investments	Paid in Capital
Bond Market Index Account	4,816	(4,816)	—
Core Plus Bond Account	430	10,081	(10,511)
Diversified International Account	277	(277)	—
Equity Income Account	(364)	(5,786)	6,150
Government & High Quality Bond Account	1,082	17,688	(18,770)
Income Account	992	(992)	—
International Emerging Markets Account	384	(384)	—
LargeCap Growth Account I	—	2	(2)
LargeCap S&P 500 Index Account	(258)	258	—
LargeCap S&P 500 Managed Volatility Index Account	(21)	21	—
MidCap Account	(64)	(11,650)	11,714
Principal Capital Appreciation Account	(30)	30	—
SAM Balanced Portfolio	2	(2)	—
SAM Flexible Income Portfolio	(2)	2	—
Short-Term Income Account	—	8,411	(8,411)
SmallCap Account	(32)	32	—

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
June 30, 2017 (unaudited)

7. Federal Tax Information (Continued)

Federal Income Tax Basis. At June 30, 2017, the net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the Accounts were as follows (amounts in thousands):

	Unrealized	Unrealized	Net Unrealized	Cost for Federal
	Appreciation	(Depreciation)	Appreciation/(Depreciation) Income Tax Purposes
Bond Market Index Account	$24,939	$(15,218)	$9,721	$2,443,783
Core Plus Bond Account	4,915	(4,712)	203	302,828
Diversified Balanced Account	229,118	(1,416)	227,702	931,703
Diversified Balanced Managed Volatility Account	13,599	(295)	13,304	162,829
Diversified Balanced Volatility Control Account	60	(17)	43	10,039
Diversified Growth Account	761,892	(9,058)	752,834	3,043,604
Diversified Growth Managed Volatility Account	31,424	(623)	30,801	307,850
Diversified Growth Volatility Control Account	354	(99)	255	51,074
Diversified Income Account	25,346	(490)	24,856	229,443
Diversified International Account	56,840	(3,207)	53,633	218,902
Equity Income Account	234,550	(8,030)	226,520	307,155
Government & High Quality Bond Account	2,932	(10,211)	(7,279)	254,241
Income Account	11,522	(2,009)	9,513	205,458
International Emerging Markets Account	20,392	(1,455)	18,937	80,765
LargeCap Growth Account	21,926	(857)	21,069	87,857
LargeCap Growth Account I	81,604	(3,367)	78,237	195,639
LargeCap S&P 500 Index Account	864,874	(64,098)	800,776	1,650,057
LargeCap S&P 500 Managed Volatility Index Account	42,342	(7,607)	34,735	180,760
LargeCap Value Account	15,531	(1,714)	13,817	126,837
MidCap Account	200,858	(5,837)	195,021	377,292
Multi-Asset Income Account	6	(1)	5	219
Principal Capital Appreciation Account	54,883	(1,364)	53,519	103,461
Principal LifeTime 2010 Account	4,031	(804)	3,227	39,935
Principal LifeTime 2020 Account	21,340	(4,667)	16,673	177,966
Principal LifeTime 2030 Account	15,219	(1,657)	13,562	123,919
Principal LifeTime 2040 Account	6,104	(869)	5,235	51,478
Principal LifeTime 2050 Account	3,633	(417)	3,216	27,552
Principal LifeTime 2060 Account	271	(19)	252	3,458
Principal LifeTime Strategic Income Account	2,203	(426)	1,777	22,594
Real Estate Securities Account	36,107	(2,831)	33,276	123,131
SAM Balanced Portfolio	108,708	(2,753)	105,955	666,838
SAM Conservative Balanced Portfolio	17,933	(448)	17,485	181,359
SAM Conservative Growth Portfolio	46,877	(2,104)	44,773	277,747
SAM Flexible Income Portfolio	18,959	(302)	18,657	194,120
SAM Strategic Growth Portfolio	28,722	(1,943)	26,779	238,935
Short-Term Income Account	1,079	(979)	100	163,207
SmallCap Account	35,534	(8,611)	26,923	178,683

8. Subsequent Events

Management has evaluated events and transactions that have occurred through the date the financial statements were issued that would merit recognition or disclosure in the financial statements. There were no items requiring adjustment of the financial statements or additional disclosure.

Schedule of Investments
Bond Market Index Account
June 30, 2017 (unaudited)

INVESTMENT COMPANIES - 7.07%	Shares Held	Value (000's)			Principal
Money Market Funds - 7.07%			BONDS (continued)		Amount (000's) Value (000's)
First American Government Obligations Fund	162,538,918	$162,539	Agriculture (continued)
			Reynolds American Inc	(continued)
TOTAL INVESTMENT COMPANIES		$162,539	4.85%, 09/15/2023		$350	$386
	Principal		5.85%, 08/15/2045		390	478
BONDS - 33.59%	Amount (000's)	Value (000's)	6.88%, 05/01/2020		500	562
Advertising - 0.01%			8.13%, 06/23/2019		36	40
Omnicom Group Inc						$6,034
4.45%, 08/15/2020	$128	$136	Airlines - 0.08%
			American Airlines 2014-1 Class A Pass
Aerospace & Defense - 0.46%			Through Trust
Boeing Capital Corp			3.70%, 04/01/2028		343	352
4.70%, 10/27/2019	33	35	Continental Airlines 2012-2 Class A Pass
Boeing Co/The			Through Trust
1.88%, 06/15/2023	500	481	4.00%, 04/29/2026		164	173
2.25%, 06/15/2026	500	476	Delta Air Lines 2007-1 Class A Pass Through
5.88%, 02/15/2040	154	202	Trust
Embraer Netherlands Finance BV			6.82%, 02/10/2024		64	74
5.05%, 06/15/2025	300	313	Southwest Airlines Co
General Dynamics Corp			2.65%, 11/05/2020		500	506
2.13%, 08/15/2026	350	328	2.75%, 11/06/2019		300	305
Harris Corp			United Airlines 2014-2 Class A Pass Through
3.83%, 04/27/2025	500	516	Trust
4.40%, 12/15/2020	51	54	3.75%, 03/03/2028		183	189
L3 Technologies Inc			US Airways 2013-1 Class A Pass Through
4.95%, 02/15/2021	277	299	Trust
Lockheed Martin Corp			3.95%, 05/15/2027		161	167
2.50%, 11/23/2020	255	259				$1,766
3.35%, 09/15/2021	102	106	Apparel - 0.05%
3.55%, 01/15/2026	225	233	NIKE Inc
3.60%, 03/01/2035	350	345	2.25%, 05/01/2023		200	198
4.07%, 12/15/2042	47	48	2.38%, 11/01/2026		350	332
4.70%, 05/15/2046	345	388	3.38%, 11/01/2046		350	322
5.50%, 11/15/2039	220	265	3.63%, 05/01/2043		200	192
6.15%, 09/01/2036	290	377				$1,044
Northrop Grumman Corp			Automobile Asset Backed Securities - 0.20%
3.20%, 02/01/2027	500	503	Ally Auto Receivables Trust 2013-2
3.25%, 08/01/2023	500	517	1.24%, 11/15/2018		143	143
3.50%, 03/15/2021	277	289	Capital Auto Receivables Asset Trust 2015-2
3.85%, 04/15/2045	500	496	1.39%, 09/20/2018(a)		205	205
Raytheon Co			Ford Credit Auto Owner Trust 2016-B
3.13%, 10/15/2020	77	80	1.33%, 10/15/2020		1,000	997
4.88%, 10/15/2040	154	180	GM Financial Automobile Leasing Trust
United Technologies Corp			2016-1
1.90%, 05/04/2020	300	301	1.64%, 07/20/2019		2,000	2,001
2.30%, 05/04/2022	600	598	Honda Auto Receivables 2014-3 Owner
2.65%, 11/01/2026	500	486	Trust
3.10%, 06/01/2022	1,000	1,035	0.88%, 06/15/2018(a)		46	46
4.05%, 05/04/2047	300	307	Nissan Auto Receivables 2015-B Owner
4.50%, 04/15/2020	74	79	Trust
4.50%, 06/01/2042	580	633	1.34%, 03/16/2020		500	499
5.70%, 04/15/2040	51	64	World Omni Auto Receivables Trust 2016-A
6.13%, 07/15/2038	18	24	1.77%, 09/15/2021		800	800
6.70%, 08/01/2028	175	229				$4,691
		$10,546	Automobile Manufacturers - 0.50%
Agriculture - 0.26%			American Honda Finance Corp
Altria Group Inc			2.13%, 10/10/2018		400	403
4.00%, 01/31/2024	350	373	2.45%, 09/24/2020		1,000	1,014
4.50%, 05/02/2043	500	532	Daimler Finance North America LLC
4.75%, 05/05/2021	128	140	8.50%, 01/18/2031		102	153
5.38%, 01/31/2044	200	241	Ford Motor Co
9.25%, 08/06/2019	126	145	4.35%, 12/08/2026		690	710
Archer-Daniels-Midland Co			4.75%, 01/15/2043		400	386
2.50%, 08/11/2026	850	814	5.29%, 12/08/2046		350	359
4.48%, 03/01/2021(a)	29	31
			7.45%, 07/16/2031		100	126
Philip Morris International Inc			Ford Motor Credit Co LLC
2.75%, 02/25/2026	270	264	2.55%, 10/05/2018		500	503
2.90%, 11/15/2021	51	52	3.34%, 03/18/2021		1,000	1,019
4.38%, 11/15/2041	51	54	3.66%, 09/08/2024		750	748
4.50%, 03/26/2020	131	140	4.25%, 09/20/2022		200	210
4.50%, 03/20/2042	400	425	4.38%, 08/06/2023		350	368
6.38%, 05/16/2038	850	1,121	5.88%, 08/02/2021		200	223
Reynolds American Inc			General Motors Financial Co Inc
4.45%, 06/12/2025	220	236	3.20%, 07/06/2021		300	303

See accompanying notes.

Schedule of Investments
Bond Market Index Account
June 30, 2017 (unaudited)

		Principal				Principal
BONDS (continued)		Amount (000's) Value (000's)		BONDS (continued)		Amount (000's) Value (000's)
Automobile Manufacturers (continued)				Banks (continued)
General Motors Financial Co Inc	(continued)			Branch Banking & Trust Co	(continued)
3.45%, 04/10/2022		$300	$305	2.30%, 10/15/2018		$750	$755
3.70%, 05/09/2023		300	305	2.85%, 04/01/2021		1,000	1,022
4.38%, 09/25/2021		300	316	Capital One Financial Corp
5.25%, 03/01/2026		1,000	1,080	2.45%, 04/24/2019		250	251
Toyota Motor Credit Corp				2.50%, 05/12/2020		400	402
1.55%, 07/13/2018		500	501	3.20%, 02/05/2025		400	392
1.55%, 10/18/2019		350	349	3.50%, 06/15/2023		84	86
1.70%, 02/19/2019		500	501	3.75%, 03/09/2027		1,000	996
2.13%, 07/18/2019		500	504	Citigroup Inc
2.15%, 03/12/2020		500	503	2.05%, 12/07/2018		1,000	1,002
2.25%, 10/18/2023		350	342	2.40%, 02/18/2020		200	201
2.63%, 01/10/2023		100	101	2.45%, 01/10/2020		500	503
3.30%, 01/12/2022		77	80	2.50%, 09/26/2018		1,000	1,007
			$11,412	2.65%, 10/26/2020		1,000	1,010
Automobile Parts & Equipment - 0.02%				2.90%, 12/08/2021		1,000	1,010
BorgWarner Inc				3.20%, 10/21/2026		740	720
3.38%, 03/15/2025		500	502	3.50%, 05/15/2023		600	609
				3.70%, 01/12/2026		500	506
Banks - 6.19%				3.75%, 06/16/2024		500	518
Australia & New Zealand Banking Group Ltd				3.89%, 01/10/2028(a)		400	407
2.13%, 08/19/2020		250	250	4.05%, 07/30/2022		200	209
Australia & New Zealand Banking Group				4.30%, 11/20/2026		500	514
Ltd/New York NY				4.50%, 01/14/2022		454	488
2.25%, 06/13/2019		500	504	4.65%, 07/30/2045		182	198
2.30%, 06/01/2021		310	308	5.50%, 09/13/2025		300	334
2.63%, 05/19/2022		250	250	5.88%, 01/30/2042		328	413
Bank of America Corp				6.63%, 06/15/2032		112	140
2.25%, 04/21/2020		160	160	8.13%, 07/15/2039		127	195
2.60%, 01/15/2019		750	757	Commonwealth Bank of Australia/New York
2.63%, 04/19/2021		750	753	NY
3.12%, 01/20/2023(a)		500	506	2.05%, 03/15/2019		500	501
3.30%, 01/11/2023		300	306	2.30%, 03/12/2020		750	753
3.50%, 04/19/2026		745	748	2.50%, 09/20/2018		200	202
3.71%, 04/24/2028(a)		1,000	1,007	Cooperatieve Rabobank UA
3.82%, 01/20/2028(a)		400	407	3.88%, 02/08/2022		328	348
3.95%, 04/21/2025		830	841	3.95%, 11/09/2022		300	313
4.13%, 01/22/2024		1,000	1,055	4.50%, 01/11/2021		51	55
4.24%, 04/24/2038(a)		500	520	5.25%, 05/24/2041		500	610
4.88%, 04/01/2044		500	560	5.25%, 08/04/2045		500	584
5.63%, 07/01/2020		380	416	Cooperatieve Rabobank UA/NY
5.70%, 01/24/2022		580	655	2.25%, 01/14/2020		300	302
5.88%, 02/07/2042		228	286	2.50%, 01/19/2021		500	503
7.63%, 06/01/2019		300	331	Credit Suisse AG/New York NY
7.75%, 05/14/2038		750	1,079	2.30%, 05/28/2019		500	503
Bank of America NA				3.63%, 09/09/2024		400	413
2.05%, 12/07/2018		1,000	1,005	5.40%, 01/14/2020		200	215
Bank of Montreal				Credit Suisse Group Funding Guernsey Ltd
1.50%, 07/18/2019		500	495	3.75%, 03/26/2025		750	758
Bank of Nova Scotia/The				4.88%, 05/15/2045		500	550
2.35%, 10/21/2020		500	502	Deutsche Bank AG
2.45%, 03/22/2021		500	502	3.38%, 05/12/2021		500	506
4.50%, 12/16/2025		500	526	4.10%, 01/13/2026		500	507
Barclays Bank PLC				4.25%, 10/14/2021		400	419
5.14%, 10/14/2020		1,000	1,070	Discover Bank
Barclays PLC				4.25%, 03/13/2026		500	514
2.75%, 11/08/2019		1,000	1,009	Fifth Third Bancorp
4.34%, 01/10/2028		1,000	1,028	8.25%, 03/01/2038		385	574
4.84%, 05/09/2028		400	409	Fifth Third Bank/Cincinnati OH
4.95%, 01/10/2047		400	427	2.25%, 06/14/2021		500	499
BB&T Corp				2.30%, 03/15/2019		300	302
6.85%, 04/30/2019		18	20	3.85%, 03/15/2026		500	509
BNP Paribas SA				Goldman Sachs Group Inc/The
2.40%, 12/12/2018		750	756	2.35%, 11/15/2021		750	740
4.25%, 10/15/2024		750	782	2.55%, 10/23/2019		1,000	1,011
5.00%, 01/15/2021		77	84	2.75%, 09/15/2020		500	506
BPCE SA				3.50%, 01/23/2025		1,500	1,516
4.00%, 04/15/2024		250	265	3.50%, 11/16/2026		1,000	995
Branch Banking & Trust Co				4.25%, 10/21/2025		1,250	1,292
1.45%, 05/10/2019		750	744	4.75%, 10/21/2045		360	398
				5.15%, 05/22/2045		250	278
				5.25%, 07/27/2021		502	550
				5.38%, 03/15/2020		1,000	1,080

See accompanying notes.

Schedule of Investments
Bond Market Index Account
June 30, 2017 (unaudited)

		Principal				Principal
BONDS (continued)		Amount (000's) Value (000's)		BONDS (continued)		Amount (000's) Value (000's)
Banks (continued)				Banks (continued)
Goldman Sachs Group Inc/The	(continued)			Kreditanstalt fuer Wiederaufbau	(continued)
5.75%, 01/24/2022		$228	$257	2.13%, 03/07/2022		$500	$502
6.25%, 02/01/2041		700	914	2.13%, 06/15/2022		460	461
HSBC Holdings PLC				2.63%, 01/25/2022		1,257	1,292
2.95%, 05/25/2021		500	506	2.75%, 09/08/2020		300	309
3.40%, 03/08/2021		345	355	4.00%, 01/27/2020		847	896
3.60%, 05/25/2023		500	517	4.50%, 07/16/2018		102	105
3.90%, 05/25/2026		395	408	4.88%, 06/17/2019		1,782	1,894
4.00%, 03/30/2022		128	135	Landwirtschaftliche Rentenbank
4.04%, 03/13/2028(a)		500	518	1.75%, 04/15/2019		350	351
4.25%, 03/14/2024		500	517	1.75%, 07/27/2026		500	470
4.30%, 03/08/2026		445	472	2.00%, 01/13/2025		300	292
5.10%, 04/05/2021		728	792	Lloyds Bank PLC
6.10%, 01/14/2042		154	202	6.38%, 01/21/2021		51	57
6.50%, 05/02/2036		400	512	Lloyds Banking Group PLC
6.50%, 09/15/2037		1,500	1,940	3.75%, 01/11/2027		1,000	1,004
HSBC USA Inc				4.65%, 03/24/2026		500	521
2.63%, 09/24/2018		200	202	Manufacturers & Traders Trust Co
2.75%, 08/07/2020		500	508	2.10%, 02/06/2020		200	200
Huntington Bancshares Inc/OH				Mitsubishi UFJ Financial Group Inc
2.30%, 01/14/2022		500	493	2.53%, 09/13/2023		400	392
Huntington National Bank/The				2.76%, 09/13/2026		400	385
2.20%, 11/06/2018		500	501	3.00%, 02/22/2022		500	507
Industrial & Commercial Bank of China				3.85%, 03/01/2026		350	366
Ltd/New York				Mizuho Financial Group Inc
2.45%, 10/20/2021		500	492	2.27%, 09/13/2021		400	394
JPMorgan Chase & Co				2.84%, 09/13/2026		400	386
1.85%, 03/22/2019		500	499	2.95%, 02/28/2022		500	504
2.25%, 01/23/2020		670	672	Morgan Stanley
2.30%, 08/15/2021		850	845	2.50%, 04/21/2021		1,000	999
2.55%, 10/29/2020		1,000	1,008	2.63%, 11/17/2021		1,000	999
2.75%, 06/23/2020		1,000	1,017	2.75%, 05/19/2022		300	300
2.78%, 04/25/2023(a)		250	250	2.80%, 06/16/2020		1,000	1,015
2.97%, 01/15/2023		1,000	1,012	3.13%, 07/27/2026		1,300	1,264
3.13%, 01/23/2025		1,000	994	3.75%, 02/25/2023		1,200	1,248
3.20%, 01/25/2023		1,000	1,020	4.10%, 05/22/2023		350	365
3.25%, 09/23/2022		300	307	5.00%, 11/24/2025		500	544
3.30%, 04/01/2026		500	497	5.63%, 09/23/2019		1,321	1,419
3.38%, 05/01/2023		400	406	5.75%, 01/25/2021		1,050	1,162
3.88%, 09/10/2024		500	516	6.38%, 07/24/2042		600	798
4.26%, 02/22/2048(a)		500	523	MUFG Union Bank NA
4.40%, 07/22/2020		162	173	2.25%, 05/06/2019		400	402
4.50%, 01/24/2022		257	278	National Australia Bank Ltd/New York
4.63%, 05/10/2021		257	277	1.88%, 07/12/2021		500	489
4.95%, 03/25/2020		57	61	2.13%, 05/22/2020		300	300
5.40%, 01/06/2042		102	123	2.30%, 07/25/2018		400	402
5.60%, 07/15/2041		154	191	2.50%, 05/22/2022		300	298
5.63%, 08/16/2043		350	421	Northern Trust Corp
6.30%, 04/23/2019		800	861	3.95%, 10/30/2025		500	529
6.40%, 05/15/2038		200	268	Oesterreichische Kontrollbank AG
KeyBank NA/Cleveland OH				1.38%, 02/10/2020		250	248
1.60%, 08/22/2019		350	347	1.50%, 10/21/2020		160	158
2.25%, 03/16/2020		200	201	1.75%, 01/24/2020		500	500
2.50%, 12/15/2019		500	505	1.88%, 01/20/2021		1,000	998
KeyCorp				PNC Bank NA
5.10%, 03/24/2021		102	112	1.95%, 03/04/2019		350	351
Korea Development Bank/The				2.25%, 07/02/2019		1,000	1,007
2.50%, 03/11/2020		500	502	2.63%, 02/17/2022		500	504
2.88%, 08/22/2018		350	354	3.80%, 07/25/2023		400	420
Kreditanstalt fuer Wiederaufbau				PNC Financial Services Group Inc/The
0.00%, 04/18/2036(b)		380	218	4.38%, 08/11/2020		51	54
0.00%, 06/29/2037(b)		200	111	5.13%, 02/08/2020		25	27
1.00%, 07/15/2019		1,700	1,682	6.70%, 06/10/2019		25	27
1.13%, 08/06/2018		1,500	1,495	Royal Bank of Canada
1.13%, 11/16/2018		500	498	2.15%, 03/06/2020		750	752
1.50%, 06/15/2021		290	285	2.20%, 07/27/2018		400	403
1.63%, 05/29/2020		1,000	997	2.35%, 10/30/2020		500	502
1.63%, 03/15/2021		670	664	Royal Bank of Scotland Group PLC
1.75%, 10/15/2019		750	752	4.80%, 04/05/2026		500	531
1.88%, 04/01/2019		250	251	Santander Holdings USA Inc
1.88%, 11/30/2020		500	500	4.50%, 07/17/2025		750	772
2.00%, 05/02/2025		880	859	Santander UK Group Holdings PLC
				2.88%, 10/16/2020		1,000	1,014

See accompanying notes.

Schedule of Investments
Bond Market Index Account
June 30, 2017 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Banks (continued)			Beverages - 0.71%
Santander UK Group Holdings			Anheuser-Busch InBev Finance Inc
PLC (continued)			1.90%, 02/01/2019	$1,065	$1,067
3.57%, 01/10/2023	$500	$511	2.65%, 02/01/2021	914	926
Santander UK PLC			3.65%, 02/01/2026	2,790	2,874
2.38%, 03/16/2020	750	754	4.70%, 02/01/2036	1,000	1,101
3.05%, 08/23/2018	500	506	4.90%, 02/01/2046	750	846
Skandinaviska Enskilda Banken AB			Anheuser-Busch InBev Worldwide Inc
1.88%, 09/13/2021	500	489	2.50%, 07/15/2022	300	299
2.63%, 03/15/2021	500	504	3.75%, 01/15/2022	750	791
Societe Generale SA			3.75%, 07/15/2042	100	97
			4.44%, 10/06/2048(c)	676	717
2.63%, 10/01/2018	300	303
State Street Corp			5.00%, 04/15/2020	38	41
2.55%, 08/18/2020	180	183	5.38%, 01/15/2020	68	74
3.10%, 05/15/2023	300	305	6.88%, 11/15/2019	551	612
3.55%, 08/18/2025	200	208	7.75%, 01/15/2019	478	520
Sumitomo Mitsui Banking Corp			8.20%, 01/15/2039	51	79
2.45%, 01/16/2020	500	503	Coca-Cola Co/The
2.50%, 07/19/2018	300	302	2.88%, 10/27/2025	500	503
3.20%, 07/18/2022	100	103	3.15%, 11/15/2020	528	549
3.65%, 07/23/2025	500	520	Coca-Cola Femsa SAB de CV
Sumitomo Mitsui Financial Group Inc			2.38%, 11/26/2018	400	402
2.93%, 03/09/2021	500	508	Diageo Capital PLC
3.45%, 01/11/2027	140	142	4.83%, 07/15/2020	51	55
3.78%, 03/09/2026	500	519	5.88%, 09/30/2036	139	179
SunTrust Bank/Atlanta GA			Diageo Investment Corp
2.75%, 05/01/2023	200	199	2.88%, 05/11/2022	200	205
Svenska Handelsbanken AB			Dr Pepper Snapple Group Inc
2.25%, 06/17/2019	500	503	3.13%, 12/15/2023	500	508
Toronto-Dominion Bank/The			4.42%, 12/15/2046	500	520
1.80%, 07/13/2021	500	490	Molson Coors Brewing Co
2.50%, 12/14/2020	1,000	1,012	3.00%, 07/15/2026	500	481
2.63%, 09/10/2018	350	354	PepsiCo Inc
UBS AG/Stamford CT			2.15%, 10/14/2020	500	503
2.38%, 08/14/2019	1,000	1,009	2.75%, 03/05/2022	593	606
US Bancorp			3.13%, 11/01/2020	128	132
1.95%, 11/15/2018	101	102	3.45%, 10/06/2046	500	470
2.95%, 07/15/2022	200	203	4.25%, 10/22/2044	500	528
3.00%, 03/15/2022	128	131	4.50%, 01/15/2020	51	54
3.10%, 04/27/2026	750	741	4.88%, 11/01/2040	128	148
4.13%, 05/24/2021	77	82	5.50%, 01/15/2040	51	64
US Bank NA/Cincinnati OH			Pepsi-Cola Metropolitan Bottling Co Inc
1.40%, 04/26/2019	500	497	7.00%, 03/01/2029	300	408
Wells Fargo & Co					$16,359
2.13%, 04/22/2019	1,000	1,005	Biotechnology - 0.42%
2.50%, 03/04/2021	1,000	1,003	Amgen Inc
3.00%, 02/19/2025	890	876	2.60%, 08/19/2026	1,000	946
3.00%, 04/22/2026	500	488	4.10%, 06/15/2021	501	531
3.00%, 10/23/2026	500	487	4.56%, 06/15/2048	460	484
3.45%, 02/13/2023	200	205	4.66%, 06/15/2051	810	858
3.50%, 03/08/2022	180	187	5.70%, 02/01/2019	12	13
3.58%, 05/22/2028(a)	500	505	Baxalta Inc
3.90%, 05/01/2045	500	500	3.60%, 06/23/2022	500	518
4.40%, 06/14/2046	350	354	5.25%, 06/23/2045	105	123
4.60%, 04/01/2021	102	110	Biogen Inc
4.75%, 12/07/2046	500	534	4.05%, 09/15/2025	240	253
4.90%, 11/17/2045	500	545	5.20%, 09/15/2045	500	570
5.38%, 02/07/2035	500	595	Celgene Corp
Wells Fargo Bank NA			2.30%, 08/15/2018	110	111
2.15%, 12/06/2019	500	502	2.88%, 08/15/2020	500	511
5.95%, 08/26/2036	750	943	3.88%, 08/15/2025	450	470
6.60%, 01/15/2038	250	341	3.95%, 10/15/2020	400	421
Wells Fargo Capital X			4.63%, 05/15/2044	350	368
5.95%, 12/01/2086	200	226	Gilead Sciences Inc
Westpac Banking Corp			2.55%, 09/01/2020	600	609
1.95%, 11/23/2018	500	501	2.95%, 03/01/2027	500	485
2.00%, 08/19/2021	500	493	3.50%, 02/01/2025	750	770
2.60%, 11/23/2020	500	505	4.00%, 09/01/2036	300	298
2.80%, 01/11/2022	500	507	4.40%, 12/01/2021	77	83
4.88%, 11/19/2019	225	240	4.60%, 09/01/2035	500	536
		$142,234	4.75%, 03/01/2046	180	198
			4.80%, 04/01/2044	500	545
					$9,701

See accompanying notes.

Schedule of Investments
Bond Market Index Account
June 30, 2017 (unaudited)

Principal					Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)		Amount (000's) Value (000's)
Building Materials - 0.07%			Commercial Mortgage Backed Securities (continued)
Johnson Controls International plc			COMM 2014-LC15 Mortgage Trust
3.75%, 12/01/2021	$77	$80	2.84%, 04/10/2047		$1,000	$1,014
5.00%, 03/30/2020	64	68	COMM 2014-UBS3 Mortgage Trust
5.25%, 12/01/2041	128	146	3.82%, 06/10/2047		500	523
Masco Corp			COMM 2015-DC1 Mortgage Trust
4.45%, 04/01/2025	300	321	3.35%, 02/10/2048(a)		1,000	1,015
Owens Corning			COMM 2015-LC19 Mortgage Trust
4.20%, 12/15/2022	1,000	1,055	3.18%, 02/10/2048(a)		1,000	1,012
		$1,670	Commercial Mortgage Pass Through
Chemicals - 0.37%			Certificates
Agrium Inc			2.82%, 10/15/2045(a)		500	505
4.90%, 06/01/2043	200	216	3.15%, 02/10/2047		500	509
6.13%, 01/15/2041	250	303	3.76%, 02/10/2049		1,000	1,046
Albemarle Corp			CSAIL 2015-C1 Commercial Mortgage Trust
5.45%, 12/01/2044	150	174	2.97%, 04/15/2050(a)		1,000	1,019
Dow Chemical Co/The			CSAIL 2016-C7 Commercial Mortgage Trust
4.13%, 11/15/2021	201	213	3.31%, 11/15/2049		1,000	1,030
4.38%, 11/15/2042	200	207	Fannie Mae-Aces
7.38%, 11/01/2029	850	1,141	2.53%, 09/25/2024		1,000	992
8.55%, 05/15/2019	481	539	2.60%, 04/25/2023(a)		771	776
9.40%, 05/15/2039	51	86	2.72%, 02/25/2022		1,000	1,012
Eastman Chemical Co			2.80%, 06/25/2025(a)		2,000	2,002
2.70%, 01/15/2020	400	405	3.22%, 08/25/2024(a)		981	1,017
3.60%, 08/15/2022	49	51	3.46%, 01/25/2024(a)		1,515	1,592
4.80%, 09/01/2042	100	107	3.51%, 12/25/2023		1,000	1,057
EI du Pont de Nemours & Co			Freddie Mac Multifamily Structured Pass
2.80%, 02/15/2023	200	201	Through Certificates
4.15%, 02/15/2043	100	102	2.08%, 12/25/2019(a)		225	226
4.25%, 04/01/2021	177	189	2.34%, 07/25/2026(a)		395	391
4.63%, 01/15/2020	25	26	2.87%, 12/25/2021		540	556
6.00%, 07/15/2018	200	209	3.02%, 02/25/2023(a)		322	332
LYB International Finance BV			3.06%, 07/25/2023(a)		750	776
5.25%, 07/15/2043	500	558	3.06%, 12/25/2024		500	515
LyondellBasell Industries NV			3.31%, 05/25/2023(a)		810	850
5.00%, 04/15/2019	100	105	3.32%, 02/25/2023(a)		1,000	1,050
5.75%, 04/15/2024	100	115	3.53%, 10/25/2023		1,050	1,114
Methanex Corp			4.19%, 12/25/2020(a)		850	910
3.25%, 12/15/2019	300	302	GS Mortgage Securities Trust 2012-GC6
Monsanto Co			3.48%, 01/10/2045		273	285
1.85%, 11/15/2018	280	280	GS Mortgage Securities Trust 2012-GCJ9
3.38%, 07/15/2024	750	761	2.77%, 11/10/2045		500	505
Mosaic Co/The			GS Mortgage Securities Trust 2014-GC18
4.25%, 11/15/2023	446	469	3.80%, 01/10/2047(a)		500	524
Potash Corp of Saskatchewan Inc			GS Mortgage Securities Trust 2015-GC34
3.63%, 03/15/2024	500	506	3.51%, 10/10/2048(a)		1,000	1,027
4.88%, 03/30/2020	51	54	JP Morgan Chase Commercial Mortgage
PPG Industries Inc			Securities Trust 2006-LDP7
3.60%, 11/15/2020	251	262	6.14%, 04/17/2045(a)		6	6
Praxair Inc			JP Morgan Chase Commercial Mortgage
2.20%, 08/15/2022	300	297	Securities Trust 2011-C5
Sherwin-Williams Co/The			4.17%, 08/15/2046		217	231
3.45%, 06/01/2027	300	302	JPMBB Commercial Mortgage Securities
Westlake Chemical Corp			Trust 2013-C15
3.60%, 08/15/2026	350	347	4.13%, 11/15/2045(a)		500	537
		$8,527	JPMBB Commercial Mortgage Securities
Commercial Mortgage Backed Securities - 1.72%			Trust 2014-C22
Banc of America Commercial Mortgage Trust			3.80%, 09/15/2047		1,000	1,046
2008-1			Morgan Stanley Bank of America Merrill
6.47%, 02/10/2051(a)	23	23	Lynch Trust 2013-C11
CFCRE Commercial Mortgage Trust 2016-			3.09%, 08/15/2046(a)		181	184
C4			Morgan Stanley Bank of America Merrill
3.28%, 05/10/2058	1,300	1,306	Lynch Trust 2015-C24
Citigroup Commercial Mortgage Trust 2013-			3.48%, 05/15/2048		1,000	1,030
GC15			SG Commercial Mortgage Securities Trust
4.37%, 09/10/2046	1,000	1,087	2016	-C5
Citigroup Commercial Mortgage Trust 2016-			3.05%, 10/10/2048(a)		1,000	984
GC36			UBS Commercial Mortgage Trust 2012-C1
3.62%, 02/10/2049	1,000	1,036	3.40%, 05/10/2045(a)		491	511
COMM 2013-CCRE8 Mortgage Trust			UBS-Barclays Commercial Mortgage Trust
3.61%, 06/10/2046	500	522	2012	-C3
COMM 2013-LC6 Mortgage Trust			3.09%, 08/10/2049(a)		550	563
2.94%, 01/10/2046	500	505

See accompanying notes.

Schedule of Investments
Bond Market Index Account
June 30, 2017 (unaudited)

		Principal				Principal
BONDS (continued)		Amount (000's) Value (000's)		BONDS (continued)		Amount (000's) Value (000's)
Commercial Mortgage Backed Securities (continued)				Computers (continued)
UBS-Barclays Commercial Mortgage Trust				Hewlett Packard Enterprise Co	(continued)
2013	-C6			3.60%, 10/15/2020(a)		$470	$485
3.24%, 04/10/2046(a)		$500	$513	4.90%, 10/15/2025(a)		300	315
Wells Fargo Commercial Mortgage Trust				6.20%, 10/15/2035(a)		80	86
2012	-LC5			6.35%, 10/15/2045(a)		150	159
2.92%, 10/15/2045		500	507	HP Inc
Wells Fargo Commercial Mortgage Trust				3.75%, 12/01/2020		121	127
2015	-C28			4.65%, 12/09/2021		680	734
3.29%, 05/15/2048		1,845	1,870	6.00%, 09/15/2041		154	163
WFRBS Commercial Mortgage Trust 2012-				International Business Machines Corp
C7				1.63%, 05/15/2020		700	694
2.30%, 06/15/2045		197	198	2.25%, 02/19/2021		300	301
WFRBS Commercial Mortgage Trust 2013-				3.38%, 08/01/2023		300	312
C11				4.70%, 02/19/2046		185	207
2.03%, 03/15/2045(a)		208	208	5.60%, 11/30/2039		92	114
WFRBS Commercial Mortgage Trust 2013-				5.88%, 11/29/2032		200	252
C14				6.22%, 08/01/2027		351	439
2.98%, 06/15/2046		1,000	1,022	Seagate HDD Cayman
WFRBS Commercial Mortgage Trust 2014-				4.75%, 06/01/2023		500	521
C20							$16,502
3.04%, 05/15/2047(a)		500	510
				Consumer Products - 0.02%
			$39,581	Clorox Co/The
Commercial Services - 0.13%				3.80%, 11/15/2021		128	135
California Institute of Technology				Kimberly-Clark Corp
4.32%, 08/01/2045		80	87	2.40%, 03/01/2022		257	257
Ecolab Inc				2.40%, 06/01/2023		150	148
4.35%, 12/08/2021		102	111	7.50%, 11/01/2018		18	19
5.50%, 12/08/2041		307	376				$559
Massachusetts Institute of Technology				Cosmetics & Personal Care - 0.05%
3.89%, 07/01/2116		250	228	Procter & Gamble Co/The
4.68%, 07/01/2114		250	272	2.30%, 02/06/2022		411	416
Moody's Corp				5.55%, 03/05/2037		48	64
5.25%, 07/15/2044		500	581	Unilever Capital Corp
President & Fellows of Harvard College				2.20%, 03/06/2019		250	252
3.15%, 07/15/2046		350	334	5.90%, 11/15/2032		230	300
S&P Global Inc							$1,032
4.40%, 02/15/2026		160	172	Credit Card Asset Backed Securities - 0.20%
6.55%, 11/15/2037		51	66	Capital One Multi-Asset Execution Trust
University of Southern California				2.43%, 01/15/2025(a)		2,000	2,027
5.25%, 10/01/2111		30	36	5.75%, 07/15/2020		1	1
Verisk Analytics Inc				Citibank Credit Card Issuance Trust
4.00%, 06/15/2025		500	517	2.19%, 11/20/2023		1,000	1,004
Western Union Co/The				2.68%, 06/07/2023(a)		1,000	1,023
5.25%, 04/01/2020		25	27	2.88%, 01/23/2023		500	515
6.20%, 11/17/2036		200	212				$4,570
			$3,019	Distribution & Wholesale - 0.02%
Computers - 0.72%				WW Grainger Inc
Apple Inc				4.60%, 06/15/2045		500	543
1.90%, 02/07/2020		500	501
2.00%, 05/06/2020		520	522	Diversified Financial Services - 0.82%
2.25%, 02/23/2021		475	478	AerCap Ireland Capital DAC / AerCap Global
2.40%, 05/03/2023		300	298	Aviation Trust
2.50%, 02/09/2022		500	504	3.95%, 02/01/2022		500	521
2.85%, 05/06/2021		1,250	1,285	Air Lease Corp
3.20%, 05/13/2025		410	419	3.38%, 01/15/2019		400	407
3.20%, 05/11/2027		290	293	American Express Co
3.25%, 02/23/2026		750	763	2.65%, 12/02/2022		400	400
3.35%, 02/09/2027		500	511	3.63%, 12/05/2024		500	512
3.45%, 05/06/2024		400	416	American Express Credit Corp
3.85%, 05/04/2043		1,300	1,300	2.13%, 03/18/2019		1,000	1,005
4.25%, 02/09/2047		500	530	2.25%, 08/15/2019		500	504
4.65%, 02/23/2046		370	415	2.25%, 05/05/2021		500	499
Computer Sciences Corp				Ameriprise Financial Inc
4.45%, 09/15/2022		100	106	4.00%, 10/15/2023		200	214
Dell International LLC / EMC Corp				7.30%, 06/28/2019		600	661
3.48%, 06/01/2019(c)		345	353
				BlackRock Inc
4.42%, 06/15/2021(c)		940	991
				3.38%, 06/01/2022		200	209
6.02%, 06/15/2026(c)		750	826
8.10%, 07/15/2036(c)		255	321	3.50%, 03/18/2024		500	526
				4.25%, 05/24/2021		500	539
8.35%, 07/15/2046(c)		215	277
				5.00%, 12/10/2019		25	27
Hewlett Packard Enterprise Co
2.85%, 10/05/2018		480	484

See accompanying notes.

Schedule of Investments
Bond Market Index Account
June 30, 2017 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Diversified Financial Services (continued)			Electric (continued)
Capital One Bank USA NA			Consolidated Edison Co of New York
2.30%, 06/05/2019	$400	$400	Inc (continued)
3.38%, 02/15/2023	300	303	6.75%, 04/01/2038	$125	$174
Charles Schwab Corp/The			Delmarva Power & Light Co
3.45%, 02/13/2026	250	256	4.15%, 05/15/2045	350	370
CME Group Inc			Dominion Energy Inc
3.00%, 03/15/2025	500	504	4.70%, 12/01/2044	300	325
5.30%, 09/15/2043	200	249	4.90%, 08/01/2041	77	84
Credit Suisse USA Inc			5.95%, 06/15/2035	800	982
7.13%, 07/15/2032	300	411	DTE Electric Co
Discover Financial Services			3.45%, 10/01/2020	405	420
4.10%, 02/09/2027	500	501	DTE Energy Co
GE Capital International Funding Co			3.50%, 06/01/2024	500	508
Unlimited Co			Duke Energy Carolinas LLC
2.34%, 11/15/2020	500	504	2.50%, 03/15/2023	279	280
3.37%, 11/15/2025	1,000	1,034	3.90%, 06/15/2021	410	435
4.42%, 11/15/2035	2,000	2,177	4.00%, 09/30/2042	100	103
HSBC Finance Corp			5.30%, 02/15/2040	512	629
6.68%, 01/15/2021	349	393	Duke Energy Corp
International Lease Finance Corp			2.65%, 09/01/2026	500	475
7.13%, 09/01/2018(c)	500	529	3.75%, 04/15/2024	500	523
Jefferies Group LLC			3.75%, 09/01/2046	600	570
6.50%, 01/20/2043	200	226	Duke Energy Florida LLC
6.88%, 04/15/2021	27	31	3.40%, 10/01/2046	300	278
8.50%, 07/15/2019	12	13	5.65%, 04/01/2040	25	31
Mastercard Inc			6.40%, 06/15/2038	66	90
2.00%, 04/01/2019	300	302	Duke Energy Indiana LLC
Nasdaq Inc			3.75%, 07/15/2020	37	39
4.25%, 06/01/2024	350	370	6.12%, 10/15/2035	77	95
National Rural Utilities Cooperative Finance			6.45%, 04/01/2039	300	409
Corp			Duke Energy Ohio Inc
2.40%, 04/25/2022	300	301	5.45%, 04/01/2019	128	136
3.05%, 02/15/2022	102	105	Duke Energy Progress LLC
3.05%, 04/25/2027	300	299	4.15%, 12/01/2044	300	314
3.25%, 11/01/2025	500	507	Entergy Arkansas Inc
10.38%, 11/01/2018	218	242	3.70%, 06/01/2024	500	524
Nomura Holdings Inc			3.75%, 02/15/2021	25	26
2.75%, 03/19/2019	500	505	Entergy Corp
6.70%, 03/04/2020	129	143	5.13%, 09/15/2020	89	96
Synchrony Financial			Entergy Louisiana LLC
2.70%, 02/03/2020	500	503	3.12%, 09/01/2027	300	299
4.25%, 08/15/2024	300	306	Exelon Generation Co LLC
Visa Inc			4.25%, 06/15/2022	500	526
2.20%, 12/14/2020	585	590	5.20%, 10/01/2019	102	108
3.15%, 12/14/2025	565	574	6.25%, 10/01/2039	344	375
4.15%, 12/14/2035	215	233	Florida Power & Light Co
4.30%, 12/14/2045	375	411	5.65%, 02/01/2037	478	603
		$18,946	5.69%, 03/01/2040	48	62
Electric - 1.51%			Georgia Power Co
Alabama Power Co			4.25%, 12/01/2019	77	81
4.30%, 01/02/2046	400	424	4.30%, 03/15/2042	228	234
Ameren Illinois Co			Great Plains Energy Inc
2.70%, 09/01/2022	300	302	3.90%, 04/01/2027	480	486
Appalachian Power Co			4.85%, 06/01/2021	77	82
3.30%, 06/01/2027	400	405	Gulf Power Co
7.00%, 04/01/2038	120	166	3.30%, 05/30/2027	400	402
Arizona Public Service Co			Hydro-Quebec
4.50%, 04/01/2042	77	84	8.05%, 07/07/2024	102	134
Berkshire Hathaway Energy Co			Iberdrola International BV
2.00%, 11/15/2018	750	752	6.75%, 07/15/2036	128	167
3.75%, 11/15/2023	1,000	1,052	LG&E & KU Energy LLC
6.13%, 04/01/2036	156	200	3.75%, 11/15/2020	77	80
CMS Energy Corp			Louisville Gas & Electric Co
3.45%, 08/15/2027	350	353	3.30%, 10/01/2025	50	51
5.05%, 03/15/2022	500	550	MidAmerican Energy Co
Commonwealth Edison Co			4.25%, 05/01/2046	500	536
4.00%, 08/01/2020	510	537	Mississippi Power Co
Consolidated Edison Co of New York Inc			4.25%, 03/15/2042	100	88
4.20%, 03/15/2042	128	135	Nevada Power Co
4.30%, 12/01/2056	230	240	6.65%, 04/01/2036	400	539
5.50%, 12/01/2039	400	491	7.13%, 03/15/2019	12	13
5.85%, 03/15/2036	51	63
6.65%, 04/01/2019	51	55

See accompanying notes.

Schedule of Investments
Bond Market Index Account
June 30, 2017 (unaudited)

	Principal		Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Electric (continued)			Electric (continued)
NextEra Energy Capital Holdings Inc			Westar Energy Inc
4.50%, 06/01/2021	$351	$376	4.25%, 12/01/2045	$500	$526
Northern States Power Co/MN			Wisconsin Electric Power Co
3.40%, 08/15/2042	100	95	5.70%, 12/01/2036	750	934
5.35%, 11/01/2039	82	100			$34,652
NorthWestern Corp			Electrical Components & Equipment - 0.01%
4.18%, 11/15/2044	300	306	Emerson Electric Co
NSTAR Electric Co			2.63%, 02/15/2023	100	100
2.38%, 10/15/2022	750	746	4.88%, 10/15/2019	25	27
Oncor Electric Delivery Co LLC					$127
5.25%, 09/30/2040	51	61	Electronics - 0.09%
6.80%, 09/01/2018	374	395	Arrow Electronics Inc
7.25%, 01/15/2033	300	419	4.50%, 03/01/2023	200	212
Pacific Gas & Electric Co			Corning Inc
3.25%, 06/15/2023	1,000	1,032	4.75%, 03/15/2042	102	107
3.50%, 10/01/2020	25	26	Fortive Corp
4.45%, 04/15/2042	102	111	3.15%, 06/15/2026	500	500
5.40%, 01/15/2040	128	158	Honeywell International Inc
6.05%, 03/01/2034	452	583	3.35%, 12/01/2023	265	276
PacifiCorp			5.38%, 03/01/2041	77	96
5.65%, 07/15/2018	70	73	5.70%, 03/15/2037	12	15
6.25%, 10/15/2037	92	122	Jabil Inc
PECO Energy Co			4.70%, 09/15/2022	100	106
2.38%, 09/15/2022	100	100	Keysight Technologies Inc
PPL Capital Funding Inc			3.30%, 10/30/2019	500	509
3.40%, 06/01/2023	300	308	Koninklijke Philips NV
4.70%, 06/01/2043	100	105	5.00%, 03/15/2042	128	140
PPL Electric Utilities Corp			Tyco Electronics Group SA
3.95%, 06/01/2047	300	309	7.13%, 10/01/2037	14	19
Progress Energy Inc					$1,980
3.15%, 04/01/2022	128	131	Engineering & Construction - 0.00%
7.75%, 03/01/2031	136	191	ABB Finance USA Inc
PSEG Power LLC			2.88%, 05/08/2022	100	102
5.13%, 04/15/2020	300	321
Public Service Electric & Gas Co			Environmental Control - 0.07%
3.00%, 05/15/2027	400	401	Republic Services Inc
3.65%, 09/01/2042	200	198	2.90%, 07/01/2026	500	490
Puget Sound Energy Inc			4.75%, 05/15/2023	51	56
5.80%, 03/15/2040	351	447	5.25%, 11/15/2021	200	222
South Carolina Electric & Gas Co			5.50%, 09/15/2019	104	112
4.10%, 06/15/2046	300	294	Waste Management Inc
5.45%, 02/01/2041	77	89	3.90%, 03/01/2035	200	206
Southern California Edison Co			4.10%, 03/01/2045	200	210
2.40%, 02/01/2022	300	301	4.60%, 03/01/2021	350	378
4.05%, 03/15/2042	668	699			$1,674
5.50%, 03/15/2040	102	127
			Federal & Federally Sponsored Credit - 0.05%
5.95%, 02/01/2038	117	151	Federal Farm Credit Banks
Southern Co/The			0.88%, 09/14/2018	750	746
2.15%, 09/01/2019	500	500	1.55%, 04/13/2020	250	249
2.35%, 07/01/2021	500	496	1.58%, 02/17/2021	175	174
3.25%, 07/01/2026	500	489
					$1,169
4.40%, 07/01/2046	500	509
5.50%, 03/15/2057(a)	400	422	Finance - Mortgage Loan/Banker - 1.70%
			Fannie Mae
Southern Power Co			0.00%, 10/09/2019(b)	890	854
5.25%, 07/15/2043	200	213
			0.88%, 12/27/2017	450	449
Southwestern Electric Power Co
			1.00%, 04/30/2018	575	574
2.75%, 10/01/2026	750	719
			1.00%, 02/26/2019	1,000	993
6.20%, 03/15/2040	51	66
			1.13%, 07/20/2018	500	499
6.45%, 01/15/2019	125	133
			1.13%, 07/26/2019	2,300	2,279
Tampa Electric Co
			1.25%, 02/26/2019	2,400	2,390
4.35%, 05/15/2044	200	205
			1.25%, 05/06/2021	500	491
TransAlta Corp
			1.25%, 08/17/2021	500	489
6.50%, 03/15/2040	25	24
			1.38%, 01/28/2019	750	750
Union Electric Co
			1.38%, 10/07/2021	400	393
3.50%, 04/15/2024	500	521
			1.50%, 11/30/2020	500	497
Virginia Electric & Power Co
			1.63%, 11/27/2018	1,000	1,003
2.75%, 03/15/2023	500	502
			1.63%, 01/21/2020	1,000	1,003
4.00%, 11/15/2046	500	516
			1.70%, 01/27/2020	500	499
4.65%, 08/15/2043	250	282
			1.75%, 09/12/2019	300	302
6.00%, 05/15/2037	77	99
			1.75%, 11/26/2019	750	754
8.88%, 11/15/2038	10	17
WEC Energy Group Inc
3.55%, 06/15/2025	110	113

See accompanying notes.

Schedule of Investments
Bond Market Index Account
June 30, 2017 (unaudited)

Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Finance - Mortgage Loan/Banker (continued)			Food (continued)
Fannie Mae (continued)			Kroger Co/The (continued)
1.88%, 09/18/2018	$1,300	$1,308	3.40%, 04/15/2022	$154	$158
1.88%, 12/28/2020	500	503	5.15%, 08/01/2043	300	312
2.00%, 01/05/2022	400	401	5.40%, 07/15/2040	25	27
2.13%, 04/24/2026	500	487	6.15%, 01/15/2020	12	13
2.63%, 09/06/2024	750	769	Sysco Corp
5.63%, 07/15/2037	200	275	4.85%, 10/01/2045	250	277
6.63%, 11/15/2030	602	861	5.38%, 09/21/2035	500	578
7.13%, 01/15/2030	199	291	Tyson Foods Inc
7.25%, 05/15/2030	280	415	2.65%, 08/15/2019	350	355
Federal Home Loan Banks					$7,075
0.63%, 08/07/2018	250	248	Forest Products & Paper - 0.12%
0.88%, 10/01/2018	500	497	Celulosa Arauco y Constitucion SA
0.88%, 08/05/2019	500	494	4.50%, 08/01/2024	500	511
1.00%, 09/26/2019	500	495	Georgia-Pacific LLC
1.13%, 06/21/2019	500	497	7.75%, 11/15/2029	51	71
1.13%, 07/14/2021	500	487	8.00%, 01/15/2024	228	293
1.25%, 01/16/2019	750	748	International Paper Co
1.38%, 05/28/2019	1,000	999	3.65%, 06/15/2024	443	457
1.38%, 11/15/2019	1,000	997	4.40%, 08/15/2047	350	352
1.38%, 02/18/2021	250	247	4.75%, 02/15/2022	813	886
1.63%, 06/14/2019	500	502	7.30%, 11/15/2039	25	34
1.65%, 01/06/2020	400	400	7.50%, 08/15/2021	136	161
1.75%, 12/14/2018	1,500	1,508			$2,765
1.88%, 03/13/2020	500	504	Gas - 0.11%
2.13%, 06/09/2023	200	200	Atmos Energy Corp
5.50%, 07/15/2036	180	244	4.13%, 10/15/2044	400	421
5.63%, 06/11/2021	350	401	Dominion Energy Gas Holdings LLC
Freddie Mac			4.80%, 11/01/2043	300	317
0.88%, 10/12/2018	250	248	NiSource Finance Corp
0.88%, 07/19/2019	250	247	5.95%, 06/15/2041	525	651
1.00%, 05/25/2018	600	599	ONE Gas Inc
1.25%, 08/01/2019	500	498	2.07%, 02/01/2019	500	501
1.25%, 10/02/2019	1,000	995	Sempra Energy
1.38%, 04/20/2020	500	497	6.00%, 10/15/2039	112	142
1.38%, 05/01/2020	1,000	993	Southern California Gas Co
1.40%, 08/22/2019	500	499	3.15%, 09/15/2024	500	514
1.50%, 01/17/2020	1,000	999			$2,546
1.75%, 05/30/2019	500	503	Hand & Machine Tools - 0.01%
2.38%, 01/13/2022	1,757	1,794	Stanley Black & Decker Inc
3.75%, 03/27/2019	1,052	1,094	2.90%, 11/01/2022	200	203
6.25%, 07/15/2032	231	328
6.75%, 03/15/2031	577	835	Healthcare - Products - 0.50%
		$39,126	Abbott Laboratories
Food - 0.31%			2.90%, 11/30/2021	520	526
Campbell Soup Co			3.25%, 04/15/2023	600	612
3.30%, 03/19/2025	300	303	3.75%, 11/30/2026	470	480
4.25%, 04/15/2021	51	54	4.90%, 11/30/2046	850	936
Conagra Brands Inc			5.30%, 05/27/2040	200	226
3.20%, 01/25/2023	567	572	Becton Dickinson and Co
General Mills Inc			2.68%, 12/15/2019	305	309
3.15%, 12/15/2021	77	79	3.25%, 11/12/2020	500	512
5.65%, 02/15/2019	75	80	3.73%, 12/15/2024	364	370
Hershey Co/The			4.69%, 12/15/2044	250	258
3.38%, 08/15/2046	350	323	5.00%, 11/12/2040	51	54
Kellogg Co			Boston Scientific Corp
2.65%, 12/01/2023	500	492	3.85%, 05/15/2025	500	517
3.25%, 04/01/2026	500	499	4.13%, 10/01/2023	350	370
Koninklijke Ahold Delhaize NV			6.00%, 01/15/2020	51	56
5.70%, 10/01/2040	102	119	7.38%, 01/15/2040	51	68
Kraft Heinz Foods Co			Medtronic Inc
2.00%, 07/02/2018	420	421	2.50%, 03/15/2020	350	355
3.50%, 06/06/2022	300	310	3.15%, 03/15/2022	500	517
3.95%, 07/15/2025	600	617	3.50%, 03/15/2025	1,850	1,925
4.38%, 06/01/2046	335	328	4.63%, 03/15/2045	600	675
5.00%, 06/04/2042	200	211	Stryker Corp
5.20%, 07/15/2045	200	216	2.00%, 03/08/2019	350	351
5.38%, 02/10/2020	95	102	3.50%, 03/15/2026	500	512
6.50%, 02/09/2040	75	94	4.10%, 04/01/2043	200	199
6.88%, 01/26/2039	161	207	4.38%, 01/15/2020	25	26
Kroger Co/The
3.30%, 01/15/2021	321	328

See accompanying notes.

Schedule of Investments
Bond Market Index Account
June 30, 2017 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Healthcare - Products (continued)			Insurance (continued)
Thermo Fisher Scientific Inc			Allied World Assurance Co Holdings Ltd
2.40%, 02/01/2019	$500	$504	4.35%, 10/29/2025	$500	$508
2.95%, 09/19/2026	500	486	Allstate Corp/The
4.70%, 05/01/2020	51	54	3.28%, 12/15/2026	500	507
Zimmer Biomet Holdings Inc			5.55%, 05/09/2035	200	245
3.15%, 04/01/2022	500	508	American International Group Inc
		$11,406	3.88%, 01/15/2035	750	727
Healthcare - Services - 0.52%			3.90%, 04/01/2026	750	767
Aetna Inc			4.70%, 07/10/2035	750	797
4.13%, 06/01/2021	102	108	4.88%, 06/01/2022	250	274
4.13%, 11/15/2042	100	102	Aon Corp
6.63%, 06/15/2036	105	142	5.00%, 09/30/2020	128	138
6.75%, 12/15/2037	112	155	Arch Capital Finance LLC
Anthem Inc			5.03%, 12/15/2046	250	278
2.30%, 07/15/2018	500	503	Arch Capital Group US Inc
3.30%, 01/15/2023	300	306	5.14%, 11/01/2043	375	423
4.65%, 01/15/2043	100	108	AXA SA
5.85%, 01/15/2036	250	301	8.60%, 12/15/2030	38	54
Ascension Health			Berkshire Hathaway Finance Corp
3.95%, 11/15/2046	500	506	2.00%, 08/15/2018	500	502
Baylor Scott & White Holdings			4.25%, 01/15/2021	102	110
3.97%, 11/15/2046	232	229	4.30%, 05/15/2043	300	319
Children's Hospital Corp/The			5.75%, 01/15/2040	115	147
4.12%, 01/01/2047	500	529	Berkshire Hathaway Inc
Cigna Corp			2.20%, 03/15/2021	380	383
3.25%, 04/15/2025	750	753	3.13%, 03/15/2026	330	334
5.38%, 02/15/2042	128	154	3.40%, 01/31/2022	205	216
Coventry Health Care Inc			Chubb Corp/The
5.45%, 06/15/2021	500	552	6.50%, 05/15/2038	10	14
Dignity Health			Chubb INA Holdings Inc
2.64%, 11/01/2019	500	506	2.88%, 11/03/2022	500	509
Howard Hughes Medical Institute			6.70%, 05/15/2036	250	347
3.50%, 09/01/2023	400	423	CNA Financial Corp
Humana Inc			5.75%, 08/15/2021	77	86
4.95%, 10/01/2044	300	337	Hartford Financial Services Group Inc/The
Laboratory Corp of America Holdings			4.30%, 04/15/2043	250	254
4.63%, 11/15/2020	500	531	Lincoln National Corp
Memorial Sloan-Kettering Cancer Center			4.00%, 09/01/2023	1,000	1,054
4.13%, 07/01/2052	750	762	6.15%, 04/07/2036	6	7
4.20%, 07/01/2055	250	258	7.00%, 06/15/2040	47	63
Partners Healthcare System Inc			Loews Corp
4.12%, 07/01/2055	300	297	2.63%, 05/15/2023	200	198
Quest Diagnostics Inc			4.13%, 05/15/2043	200	199
3.50%, 03/30/2025	500	508	Manulife Financial Corp
4.70%, 04/01/2021	102	109	5.38%, 03/04/2046	250	300
4.75%, 01/30/2020	3	3	Marsh & McLennan Cos Inc
UnitedHealth Group Inc			2.35%, 03/06/2020	300	302
1.90%, 07/16/2018	1,000	1,004	3.75%, 03/14/2026	750	781
2.88%, 03/15/2022	180	184	MetLife Inc
3.45%, 01/15/2027	500	514	3.00%, 03/01/2025	300	301
3.75%, 07/15/2025	290	305	3.60%, 04/10/2024	250	263
4.38%, 03/15/2042	750	805	4.37%, 09/15/2023(a)	200	219
4.70%, 02/15/2021	90	97	4.60%, 05/13/2046	500	550
6.50%, 06/15/2037	77	104	5.70%, 06/15/2035	164	202
6.88%, 02/15/2038	491	697	6.40%, 12/15/2066(a)	288	333
		$11,892	7.72%, 02/15/2019	225	246
Home Furnishings - 0.00%			PartnerRe Finance B LLC
Whirlpool Corp			5.50%, 06/01/2020	115	125
4.85%, 06/15/2021	77	84	Progressive Corp/The
			3.75%, 08/23/2021	277	293
Housewares - 0.09%			4.35%, 04/25/2044	200	215
Newell Brands Inc			Prudential Financial Inc
2.88%, 12/01/2019	400	407	3.50%, 05/15/2024	1,200	1,249
3.85%, 04/01/2023	350	367	4.50%, 11/16/2021	128	139
			5.20%, 03/15/2044(a)	350	371
3.90%, 11/01/2025	350	362
4.20%, 04/01/2026	500	531	5.70%, 12/14/2036	25	31
			5.88%, 09/15/2042(a)	100	111
5.38%, 04/01/2036	350	405
		$2,072	6.63%, 12/01/2037	126	168
Insurance - 0.84%			7.38%, 06/15/2019	350	386
Aflac Inc			Reinsurance Group of America Inc
3.63%, 11/15/2024	200	209	4.70%, 09/15/2023	200	217
			Travelers Cos Inc/The
			4.00%, 05/30/2047	800	818

See accompanying notes.

Schedule of Investments
Bond Market Index Account
June 30, 2017 (unaudited)

		Principal			Principal
BONDS (continued)		Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Insurance (continued)				Machinery - Diversified (continued)
Travelers Cos Inc/The	(continued)			John Deere Capital Corp
5.90%, 06/02/2019		$350	$376	1.25%, 10/09/2019	$300	$296
6.25%, 06/15/2037		12	16	3.90%, 07/12/2021	500	531
6.75%, 06/20/2036		51	70	Rockwell Automation Inc
Trinity Acquisition PLC				2.05%, 03/01/2020	250	250
4.40%, 03/15/2026		500	522	Roper Technologies Inc
Willis North America Inc				2.80%, 12/15/2021	500	504
3.60%, 05/15/2024		300	303	3.13%, 11/15/2022	750	759
XLIT Ltd				Xylem Inc/NY
2.30%, 12/15/2018		350	352	4.88%, 10/01/2021	19	21
5.25%, 12/15/2043		400	453			$3,025
			$19,381	Media - 1.04%
Internet - 0.17%				21st Century Fox America Inc
Alibaba Group Holding Ltd				3.70%, 10/15/2025	500	513
3.13%, 11/28/2021		270	275	4.50%, 02/15/2021	200	214
3.60%, 11/28/2024		300	309	4.95%, 10/15/2045	350	379
Alphabet Inc				5.65%, 08/15/2020	51	56
3.38%, 02/25/2024		500	526	6.15%, 02/15/2041	577	728
3.63%, 05/19/2021		51	54	6.20%, 12/15/2034	154	190
Amazon.com Inc				6.40%, 12/15/2035	128	162
2.50%, 11/29/2022		100	101	6.90%, 03/01/2019	154	166
2.60%, 12/05/2019		250	255	CBS Corp
4.95%, 12/05/2044		500	589	4.00%, 01/15/2026	500	517
Baidu Inc				4.30%, 02/15/2021	535	568
3.25%, 08/06/2018		500	506	4.85%, 07/01/2042	200	209
eBay Inc				5.75%, 04/15/2020	65	71
2.60%, 07/15/2022		600	595	7.88%, 07/30/2030	178	245
3.80%, 03/09/2022		500	522	Charter Communications Operating LLC /
4.00%, 07/15/2042		100	88	Charter Communications Operating Capital
Expedia Inc				4.46%, 07/23/2022	300	320
7.46%, 08/15/2018		128	135	4.91%, 07/23/2025	300	324
			$3,955	6.38%, 10/23/2035	800	948
Investment Companies - 0.01%				Comcast Corp
Prospect Capital Corp				2.75%, 03/01/2023	80	81
5.00%, 07/15/2019		250	255	2.85%, 01/15/2023	100	102
				3.38%, 08/15/2025	500	513
Iron & Steel - 0.12%				4.20%, 08/15/2034	750	794
Nucor Corp				4.25%, 01/15/2033	100	107
4.00%, 08/01/2023		500	528	4.40%, 08/15/2035	500	538
Vale Overseas Ltd				4.60%, 08/15/2045	1,000	1,091
4.38%, 01/11/2022		300	305	4.65%, 07/15/2042	100	110
5.63%, 09/15/2019		546	576	5.15%, 03/01/2020	774	839
6.88%, 11/21/2036		617	662	6.40%, 03/01/2040	500	670
8.25%, 01/17/2034		38	45	6.45%, 03/15/2037	60	80
Vale SA				6.95%, 08/15/2037	274	387
5.63%, 09/11/2042		750	713	Discovery Communications LLC
			$2,829	3.25%, 04/01/2023	200	197
Lodging - 0.06%				4.38%, 06/15/2021	500	528
Marriott International Inc/MD				4.90%, 03/11/2026	500	530
2.88%, 03/01/2021		500	507	5.63%, 08/15/2019	32	34
3.13%, 10/15/2021		500	512	6.35%, 06/01/2040	43	47
Wyndham Worldwide Corp				Grupo Televisa SAB
3.90%, 03/01/2023		300	309	4.63%, 01/30/2026	500	527
			$1,328	6.63%, 03/18/2025	200	236

Machinery - Construction & Mining - 0.07%				NBCUniversal Media LLC
				4.38%, 04/01/2021	151	163
Caterpillar Financial Services Corp
				5.15%, 04/30/2020	575	626
1.70%, 08/09/2021		350	342
1.93%, 10/01/2021		190	187	5.95%, 04/01/2041	100	128
				6.40%, 04/30/2040	251	337
2.45%, 09/06/2018		200	202
7.15%, 02/15/2019		113	123	RELX Capital Inc
Caterpillar Inc				3.13%, 10/15/2022	125	125

3.80%, 08/15/2042		105	105	Scripps Networks Interactive Inc
4.75%, 05/15/2064		350	391	2.80%, 06/15/2020	500	506
6.05%, 08/15/2036		132	171	Thomson Reuters Corp
				3.95%, 09/30/2021	175	182
			$1,521
				4.50%, 05/23/2043	300	300
Machinery - Diversified - 0.13%				5.85%, 04/15/2040	25	29
Deere & Co				Time Warner Cable LLC
4.38%, 10/16/2019		56	59	4.00%, 09/01/2021	180	188
5.38%, 10/16/2029		500	605	5.50%, 09/01/2041	300	322
				6.55%, 05/01/2037	151	180
				6.75%, 07/01/2018	51	53
				6.75%, 06/15/2039	77	94

See accompanying notes.

Schedule of Investments
Bond Market Index Account
June 30, 2017 (unaudited)

		Principal			Principal
BONDS (continued)		Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Media (continued)				Miscellaneous Manufacturers (continued)
Time Warner Cable LLC	(continued)			Eaton Corp (continued)
7.30%, 07/01/2038		$300	$383	4.00%, 11/02/2032	$100	$103
8.25%, 04/01/2019		654	722	4.15%, 11/02/2042	50	51
8.75%, 02/14/2019		48	53	General Electric Co
Time Warner Entertainment Co LP				2.20%, 01/09/2020	1,110	1,120
8.38%, 07/15/2033		95	130	2.70%, 10/09/2022	300	305
Time Warner Inc				4.13%, 10/09/2042	300	316
3.60%, 07/15/2025		1,000	998	4.63%, 01/07/2021	77	84
4.00%, 01/15/2022		180	190	5.30%, 02/11/2021	308	341
4.05%, 12/15/2023		500	527	5.50%, 01/08/2020	295	321
4.65%, 06/01/2044		500	495	6.00%, 08/07/2019	181	197
4.70%, 01/15/2021		81	87	6.15%, 08/07/2037	155	204
4.88%, 03/15/2020		42	45	6.75%, 03/15/2032	881	1,208
5.38%, 10/15/2041		128	140	6.88%, 01/10/2039	500	725
6.10%, 07/15/2040		43	52	Illinois Tool Works Inc
6.20%, 03/15/2040		51	61	2.65%, 11/15/2026	500	488
7.63%, 04/15/2031		445	607	3.50%, 03/01/2024	350	367
Viacom Inc				Ingersoll-Rand Global Holding Co Ltd
3.25%, 03/15/2023		750	743	6.88%, 08/15/2018	490	517
3.88%, 12/15/2021		128	133	Ingersoll-Rand Luxembourg Finance SA
4.38%, 03/15/2043		400	356	4.65%, 11/01/2044	300	323
6.88%, 04/30/2036		166	194	Parker-Hannifin Corp
Walt Disney Co/The				3.50%, 09/15/2022	577	606
2.30%, 02/12/2021		500	504			$8,389
2.35%, 12/01/2022		750	752	Office & Business Equipment - 0.09%
2.75%, 08/16/2021		102	104	Pitney Bowes Inc
3.70%, 12/01/2042		100	99	3.38%, 10/01/2021	750	745
3.75%, 06/01/2021		200	212	3.88%, 05/15/2022	300	300
7.00%, 03/01/2032		51	72	Xerox Corp
			$23,913	2.75%, 09/01/2020	415	414
Metal Fabrication & Hardware - 0.02%				4.07%, 03/17/2022(c)	302	309
Precision Castparts Corp				4.50%, 05/15/2021	226	237
2.50%, 01/15/2023		100	100			$2,005
4.38%, 06/15/2045		250	270	Oil & Gas - 1.76%
			$370	Anadarko Finance Co
Mining - 0.23%				7.50%, 05/01/2031	77	96
Barrick Gold Corp				Anadarko Petroleum Corp
4.10%, 05/01/2023		1,298	1,404	4.50%, 07/15/2044	100	92
Barrick North America Finance LLC				6.20%, 03/15/2040	25	29
4.40%, 05/30/2021		157	169	6.45%, 09/15/2036	725	853
Barrick PD Australia Finance Pty Ltd				Apache Corp
5.95%, 10/15/2039		90	109	3.63%, 02/01/2021	577	595
BHP Billiton Finance USA Ltd				4.75%, 04/15/2043	128	128
4.13%, 02/24/2042		328	336	5.10%, 09/01/2040	92	94
5.00%, 09/30/2043		500	579	BP Capital Markets PLC
Goldcorp Inc				2.24%, 09/26/2018	1,000	1,006
3.63%, 06/09/2021		300	311	2.32%, 02/13/2020	200	202
Newmont Mining Corp				2.50%, 11/06/2022	1,200	1,189
6.25%, 10/01/2039		515	632	3.06%, 03/17/2022	300	307
Rio Tinto Alcan Inc				3.22%, 04/14/2024	400	404
6.13%, 12/15/2033		77	95	3.56%, 11/01/2021	200	209
Rio Tinto Finance USA Ltd				3.81%, 02/10/2024	400	417
7.13%, 07/15/2028		512	681	4.74%, 03/11/2021	128	139
Rio Tinto Finance USA PLC				4.75%, 03/10/2019	25	26
4.75%, 03/22/2042		328	368	Canadian Natural Resources Ltd
Southern Copper Corp				6.25%, 03/15/2038	1,164	1,357
5.38%, 04/16/2020		25	27	Cenovus Energy Inc
5.88%, 04/23/2045		350	374	4.25%, 04/15/2027(c)	400	381
6.75%, 04/16/2040		258	297	5.40%, 06/15/2047(c)	480	448
			$5,382	Chevron Corp
Miscellaneous Manufacturers - 0.37%				1.79%, 11/16/2018	790	792
3M Co				2.36%, 12/05/2022	300	299
1.63%, 09/19/2021		500	494	2.41%, 03/03/2022	500	502
3.13%, 09/19/2046		300	270	2.43%, 06/24/2020	450	456
5.70%, 03/15/2037		38	49	2.95%, 05/16/2026	355	352
Crane Co				4.95%, 03/03/2019	400	421
4.45%, 12/15/2023		100	105	CNOOC Finance 2013 Ltd
Dover Corp				3.00%, 05/09/2023	150	148
5.38%, 03/01/2041		77	94	4.25%, 05/09/2043	100	100
Eaton Corp				CNOOC Nexen Finance 2014 ULC
2.75%, 11/02/2022		100	101	4.25%, 04/30/2024	500	526

See accompanying notes.

Schedule of Investments
Bond Market Index Account
June 30, 2017 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)		Amount (000's) Value (000's)
Oil & Gas (continued)			Oil & Gas (continued)
Conoco Funding Co			Shell International Finance BV	(continued)
7.25%, 10/15/2031	$200	$268	2.38%, 08/21/2022		$100	$99
ConocoPhillips			2.50%, 09/12/2026		300	287
6.50%, 02/01/2039	169	222	3.40%, 08/12/2023		1,500	1,558
ConocoPhillips Co			3.63%, 08/21/2042		100	94
3.35%, 05/15/2025	750	762	4.00%, 05/10/2046		245	242
4.30%, 11/15/2044	400	408	4.13%, 05/11/2035		410	427
ConocoPhillips Holding Co			4.30%, 09/22/2019		651	685
6.95%, 04/15/2029	202	259	4.38%, 03/25/2020		25	27
Devon Energy Corp			4.38%, 05/11/2045		490	513
5.60%, 07/15/2041	125	130	5.50%, 03/25/2040		25	30
Ecopetrol SA			6.38%, 12/15/2038		43	57
4.13%, 01/16/2025	500	490	Statoil ASA
4.25%, 09/18/2018	250	256	2.25%, 11/08/2019		500	503
5.88%, 09/18/2023	250	273	2.65%, 01/15/2024		400	395
EOG Resources Inc			3.15%, 01/23/2022		102	105
2.63%, 03/15/2023	200	197	3.95%, 05/15/2043		200	196
4.15%, 01/15/2026	350	368	5.10%, 08/17/2040		263	303
4.40%, 06/01/2020	51	54	5.25%, 04/15/2019		23	24
Exxon Mobil Corp			Suncor Energy Inc
2.22%, 03/01/2021	480	483	6.50%, 06/15/2038		428	548
3.04%, 03/01/2026	270	272	6.85%, 06/01/2039		5	7
3.18%, 03/15/2024	500	513	Total Capital International SA
3.57%, 03/06/2045	300	289	2.75%, 06/19/2021		400	408
4.11%, 03/01/2046	90	95	2.88%, 02/17/2022		128	130
Hess Corp			Total Capital SA
5.60%, 02/15/2041	51	50	4.25%, 12/15/2021		51	55
7.13%, 03/15/2033	221	250	4.45%, 06/24/2020		500	535
7.30%, 08/15/2031	25	29	Valero Energy Corp
HollyFrontier Corp			3.65%, 03/15/2025		500	510
5.88%, 04/01/2026	475	503	6.13%, 02/01/2020		138	151
Husky Energy Inc			6.63%, 06/15/2037		234	289
7.25%, 12/15/2019	550	611	7.50%, 04/15/2032		15	19
Marathon Oil Corp			9.38%, 03/15/2019		128	143
3.85%, 06/01/2025	500	488				$40,415
6.60%, 10/01/2037	223	246	Oil & Gas Services - 0.10%
Marathon Petroleum Corp			Baker Hughes Inc
3.63%, 09/15/2024	400	404	3.20%, 08/15/2021		149	153
5.00%, 09/15/2054	200	183	Halliburton Co
5.13%, 03/01/2021	77	83	3.25%, 11/15/2021		651	667
Nexen Energy ULC			3.80%, 11/15/2025		245	251
5.88%, 03/10/2035	500	596	4.50%, 11/15/2041		51	51
6.40%, 05/15/2037	157	200	4.85%, 11/15/2035		275	294
7.50%, 07/30/2039	15	22	5.00%, 11/15/2045		340	362
Noble Energy Inc			7.45%, 09/15/2039		10	14
5.25%, 11/15/2043	350	363	National Oilwell Varco Inc
6.00%, 03/01/2041	102	114	2.60%, 12/01/2022		500	483
8.25%, 03/01/2019	400	439				$2,275
Occidental Petroleum Corp			Other Asset Backed Securities - 0.00%
2.70%, 02/15/2023	300	300	CenterPoint Energy Restoration Bond Co
3.50%, 06/15/2025	500	511	LLC
4.10%, 02/15/2047	270	269	3.46%, 08/15/2019		35	36
Petro-Canada
5.95%, 05/15/2035	400	479	Packaging & Containers - 0.02%
6.80%, 05/15/2038	12	16	WestRock RKT Co
Petroleos Mexicanos			4.00%, 03/01/2023		500	524
3.50%, 07/18/2018	1,400	1,417
3.50%, 07/23/2020	350	354	Pharmaceuticals - 1.33%
4.50%, 01/23/2026	1,000	972	AbbVie Inc
4.88%, 01/24/2022	385	397	2.00%, 11/06/2018		200	200
5.50%, 01/21/2021	208	218	2.50%, 05/14/2020		580	587
5.50%, 06/27/2044	350	309	2.90%, 11/06/2022		200	202
6.38%, 01/23/2045	400	390	3.20%, 05/14/2026		305	301
6.50%, 03/13/2027(c)	1,000	1,074
			3.60%, 05/14/2025		470	479
6.63%, 06/15/2035	1,036	1,071	4.30%, 05/14/2036		170	173
6.75%, 09/21/2047	350	353	4.40%, 11/06/2042		200	205
Phillips 66			4.45%, 05/14/2046		235	243
4.30%, 04/01/2022	1,128	1,209	4.50%, 05/14/2035		280	295
5.88%, 05/01/2042	128	155	4.70%, 05/14/2045		330	351
Pioneer Natural Resources Co
3.95%, 07/15/2022	100	105
Shell International Finance BV
1.88%, 05/10/2021	1,000	988

See accompanying notes.

Schedule of Investments
Bond Market Index Account
June 30, 2017 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Pharmaceuticals (continued)			Pharmaceuticals (continued)
Actavis Inc			Novartis Securities Investment Ltd
3.25%, 10/01/2022	$150	$153	5.13%, 02/10/2019	$564	$594
4.63%, 10/01/2042	100	104	Pfizer Inc
6.13%, 08/15/2019	12	13	1.45%, 06/03/2019	600	598
Allergan Funding SCS			3.00%, 06/15/2023	500	516
3.00%, 03/12/2020	400	409	3.40%, 05/15/2024	1,000	1,045
3.80%, 03/15/2025	300	310	4.13%, 12/15/2046	500	530
3.85%, 06/15/2024	445	464	5.60%, 09/15/2040	380	473
4.55%, 03/15/2035	1,000	1,067	7.20%, 03/15/2039	151	226
4.75%, 03/15/2045	200	216	Shire Acquisitions Investments Ireland DAC
4.85%, 06/15/2044	500	541	2.40%, 09/23/2021	500	494
AmerisourceBergen Corp			3.20%, 09/23/2026	500	489
3.40%, 05/15/2024	250	257	Teva Pharmaceutical Finance Co BV
AstraZeneca PLC			3.65%, 11/10/2021	400	413
1.95%, 09/18/2019	600	602	Teva Pharmaceutical Finance Co LLC
3.38%, 11/16/2025	275	281	6.15%, 02/01/2036	3	4
4.00%, 09/18/2042	100	101	Teva Pharmaceutical Finance Netherlands III
4.38%, 11/16/2045	135	145	BV
6.45%, 09/15/2037	144	194	1.70%, 07/19/2019	1,000	991
Bristol-Myers Squibb Co			3.15%, 10/01/2026	750	712
1.75%, 03/01/2019	500	501	4.10%, 10/01/2046	425	391
3.25%, 08/01/2042	600	542	Wyeth LLC
Cardinal Health Inc			5.95%, 04/01/2037	91	118
1.95%, 06/14/2019	200	200	6.50%, 02/01/2034	144	190
2.62%, 06/15/2022	200	200	Zoetis Inc
3.20%, 03/15/2023	200	204	3.25%, 02/01/2023	100	103
3.41%, 06/15/2027	200	200	3.45%, 11/13/2020	750	776
4.60%, 03/15/2043	100	103			$30,559
Eli Lilly & Co			Pipelines - 0.98%
1.95%, 03/15/2019	1,000	1,004	Boardwalk Pipelines LP
3.70%, 03/01/2045	500	494	3.38%, 02/01/2023	200	198
Express Scripts Holding Co			Buckeye Partners LP
2.25%, 06/15/2019	1,000	1,003	2.65%, 11/15/2018	250	251
3.50%, 06/15/2024	500	504	4.88%, 02/01/2021	850	900
3.90%, 02/15/2022	200	209	Columbia Pipeline Group Inc
4.75%, 11/15/2021	77	83	5.80%, 06/01/2045	500	595
6.13%, 11/15/2041	16	19	Enable Midstream Partners LP
GlaxoSmithKline Capital Inc			5.00%, 05/15/2044(a)	500	468
5.38%, 04/15/2034	1,000	1,203	Enbridge Energy Partners LP
GlaxoSmithKline Capital PLC			5.20%, 03/15/2020	9	10
2.85%, 05/08/2022	128	131	7.38%, 10/15/2045	100	127
Johnson & Johnson			9.88%, 03/01/2019	87	97
1.65%, 12/05/2018	500	501	Enbridge Inc
2.95%, 09/01/2020	128	132	4.25%, 12/01/2026	750	782
3.70%, 03/01/2046	215	221	Energy Transfer LP
4.95%, 05/15/2033	201	243	4.90%, 02/01/2024	350	369
5.95%, 08/15/2037	775	1,043	4.90%, 03/15/2035	300	292
McKesson Corp			5.20%, 02/01/2022	102	110
4.75%, 03/01/2021	250	268	5.95%, 10/01/2043	350	371
4.88%, 03/15/2044	120	131	6.13%, 12/15/2045	500	541
Mead Johnson Nutrition Co			6.50%, 02/01/2042	102	114
4.60%, 06/01/2044	250	277	6.70%, 07/01/2018	23	24
Merck & Co Inc			9.00%, 04/15/2019	6	7
2.35%, 02/10/2022	750	757	EnLink Midstream Partners LP
2.40%, 09/15/2022	100	101	4.40%, 04/01/2024	200	203
2.75%, 02/10/2025	350	349	5.45%, 06/01/2047	300	299
2.80%, 05/18/2023	200	204	Enterprise Products Operating LLC
3.60%, 09/15/2042	100	98	3.35%, 03/15/2023	300	308
4.15%, 05/18/2043	200	213	3.70%, 02/15/2026	500	509
6.55%, 09/15/2037	187	258	3.75%, 02/15/2025	500	515
Merck Sharp & Dohme Corp			3.90%, 02/15/2024	250	260
5.00%, 06/30/2019	154	164	4.85%, 08/15/2042	300	318
Mylan Inc			4.90%, 05/15/2046	400	430
2.55%, 03/28/2019	250	252	5.20%, 09/01/2020	77	84
Mylan NV			6.13%, 10/15/2039	123	147
3.75%, 12/15/2020	750	780	6.45%, 09/01/2040	177	222
3.95%, 06/15/2026	295	299	6.50%, 01/31/2019	161	172
5.25%, 06/15/2046	145	159	6.88%, 03/01/2033	15	19
Novartis Capital Corp			Kinder Morgan Energy Partners LP
3.00%, 11/20/2025	500	505	3.50%, 03/01/2021	750	768
4.40%, 04/24/2020	77	82	3.50%, 09/01/2023	200	202
4.40%, 05/06/2044	330	366	4.15%, 03/01/2022	300	313
			4.70%, 11/01/2042	200	189

See accompanying notes.

Schedule of Investments
Bond Market Index Account
June 30, 2017 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Pipelines (continued)			Regional Authority (continued)
Kinder Morgan Energy Partners			Province of Ontario Canada
LP (continued)			2.40%, 02/08/2022	$500	$504
5.00%, 03/01/2043	$100	$96	2.50%, 09/10/2021	500	507
5.40%, 09/01/2044	400	403	3.20%, 05/16/2024	750	782
6.38%, 03/01/2041	128	144	4.00%, 10/07/2019	277	290
6.50%, 09/01/2039	112	127	4.40%, 04/14/2020	151	161
6.95%, 01/15/2038	112	134	Province of Quebec Canada
7.40%, 03/15/2031	177	213	2.75%, 08/25/2021	231	237
9.00%, 02/01/2019	77	85	3.50%, 07/29/2020	750	785
Kinder Morgan Inc/DE			7.50%, 09/15/2029	64	91
3.05%, 12/01/2019	750	763	Province of Saskatchewan Canada
MPLX LP			8.50%, 07/15/2022	6	8
4.13%, 03/01/2027	400	401			$3,983
4.88%, 06/01/2025	300	318	REITS - 0.69%
5.20%, 03/01/2047	300	309	Alexandria Real Estate Equities Inc
ONEOK Partners LP			2.75%, 01/15/2020	750	755
4.90%, 03/15/2025	500	535	American Tower Corp
5.00%, 09/15/2023	250	270	3.38%, 10/15/2026	1,000	978
6.13%, 02/01/2041	128	146	3.50%, 01/31/2023	500	513
8.63%, 03/01/2019	20	22	4.70%, 03/15/2022	278	301
Plains All American Pipeline LP / PAA			AvalonBay Communities Inc
Finance Corp			2.95%, 09/15/2022	100	101
2.85%, 01/31/2023	200	194	3.63%, 10/01/2020	100	104
3.65%, 06/01/2022	128	131	4.20%, 12/15/2023	400	428
4.30%, 01/31/2043	200	171	Boston Properties LP
4.50%, 12/15/2026	500	506	2.75%, 10/01/2026	250	236
4.70%, 06/15/2044	500	456	3.85%, 02/01/2023	200	210
5.75%, 01/15/2020	15	16	4.13%, 05/15/2021	77	81
Regency Energy Partners LP / Regency			5.63%, 11/15/2020	25	28
Energy Finance Corp			5.88%, 10/15/2019	750	804
5.88%, 03/01/2022	750	826	Brixmor Operating Partnership LP
Sabine Pass Liquefaction LLC			3.85%, 02/01/2025	300	296
5.00%, 03/15/2027	300	319	CBL & Associates LP
5.75%, 05/15/2024	200	223	4.60%, 10/15/2024	750	690
5.88%, 06/30/2026	300	335	Crown Castle International Corp
Southern Natural Gas Co LLC / Southern			3.70%, 06/15/2026	750	756
Natural Issuing Corp			DDR Corp
4.40%, 06/15/2021	51	54	4.63%, 07/15/2022	200	209
Spectra Energy Capital LLC			Duke Realty LP
8.00%, 10/01/2019	300	334	3.88%, 10/15/2022	100	104
Spectra Energy Partners LP			ERP Operating LP
5.95%, 09/25/2043	200	231	2.38%, 07/01/2019	400	402
Sunoco Logistics Partners Operations LP			4.63%, 12/15/2021	500	540
3.45%, 01/15/2023	200	201	4.75%, 07/15/2020	51	54
4.95%, 01/15/2043	200	187	HCP Inc
Texas Eastern Transmission LP			3.40%, 02/01/2025	300	295
7.00%, 07/15/2032	100	128	4.20%, 03/01/2024	250	260
TransCanada PipeLines Ltd			4.25%, 11/15/2023	200	210
3.80%, 10/01/2020	128	134	5.38%, 02/01/2021	51	56
5.60%, 03/31/2034	300	355	6.75%, 02/01/2041	550	708
6.10%, 06/01/2040	25	32	Highwoods Realty LP
6.50%, 08/15/2018	1,042	1,095	3.20%, 06/15/2021	350	354
7.25%, 08/15/2038	51	71	Hospitality Properties Trust
7.63%, 01/15/2039	500	730	5.00%, 08/15/2022	100	107
Williams Partners LP			Host Hotels & Resorts LP
3.90%, 01/15/2025	350	354	6.00%, 10/01/2021	200	223
4.00%, 09/15/2025	580	591	Kimco Realty Corp
5.10%, 09/15/2045	180	186	3.13%, 06/01/2023	200	198
5.25%, 03/15/2020	180	194	3.20%, 05/01/2021	250	254
6.30%, 04/15/2040	343	398	Liberty Property LP
		$22,632	3.38%, 06/15/2023	300	302
Real Estate - 0.01%			Mid-America Apartments LP
Brookfield Asset Management Inc			4.00%, 11/15/2025	500	517
4.00%, 01/15/2025	300	306	Omega Healthcare Investors Inc
			4.50%, 01/15/2025	300	304
Regional Authority - 0.17%			4.95%, 04/01/2024	750	786
Province of British Columbia Canada			Realty Income Corp
2.65%, 09/22/2021	77	79	4.65%, 08/01/2023	250	270
6.50%, 01/15/2026	18	23	Simon Property Group LP
Province of Manitoba Canada			2.20%, 02/01/2019	400	403
3.05%, 05/14/2024	500	516	3.25%, 11/30/2026	500	497
			3.75%, 02/01/2024	500	521
			4.13%, 12/01/2021	200	213

See accompanying notes.

Schedule of Investments
Bond Market Index Account
June 30, 2017 (unaudited)

		Principal			Principal
BONDS (continued)		Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
REITS (continued)				Retail (continued)
Simon Property Group LP	(continued)			QVC Inc
4.25%, 11/30/2046		$130	$130	4.38%, 03/15/2023	$250	$253
6.75%, 02/01/2040		25	34	Signet UK Finance PLC
UDR Inc				4.70%, 06/15/2024	250	243
4.00%, 10/01/2025		200	207	Staples Inc
Ventas Realty LP				4.38%, 01/12/2023	180	182
5.70%, 09/30/2043		300	350	Target Corp
Ventas Realty LP / Ventas Capital Corp				2.50%, 04/15/2026	1,500	1,423
4.25%, 03/01/2022		128	135	Walgreen Co
Weingarten Realty Investors				4.40%, 09/15/2042	100	100
3.38%, 10/15/2022		180	182	Walgreens Boots Alliance Inc
Welltower Inc				2.70%, 11/18/2019	300	305
3.75%, 03/15/2023		200	208	3.45%, 06/01/2026	380	379
6.13%, 04/15/2020		115	126	3.80%, 11/18/2024	750	779
Weyerhaeuser Co				4.80%, 11/18/2044	300	319
4.70%, 03/15/2021		51	54	Wal-Mart Stores Inc
7.38%, 03/15/2032		300	413	2.55%, 04/11/2023	1,450	1,460
			$15,907	3.25%, 10/25/2020	51	53
Retail - 0.96%				3.63%, 07/08/2020	51	54
AutoZone Inc				4.13%, 02/01/2019	102	106
3.75%, 06/01/2027		250	250	4.25%, 04/15/2021	51	55
4.00%, 11/15/2020		251	263	4.30%, 04/22/2044	500	554
Bed Bath & Beyond Inc				5.25%, 09/01/2035	350	427
5.17%, 08/01/2044		500	440	5.63%, 04/01/2040	38	49
Costco Wholesale Corp				5.63%, 04/15/2041	280	364
1.70%, 12/15/2019		400	399	6.20%, 04/15/2038	25	34
2.30%, 05/18/2022		250	249	6.50%, 08/15/2037	415	585
3.00%, 05/18/2027		150	150	7.55%, 02/15/2030	128	187
CVS Health Corp						$22,057
2.25%, 08/12/2019		500	503	Semiconductors - 0.44%
2.80%, 07/20/2020		530	540	Analog Devices Inc
3.50%, 07/20/2022		1,000	1,037	2.50%, 12/05/2021	750	751
4.13%, 05/15/2021		500	529	Applied Materials Inc
5.13%, 07/20/2045		370	424	3.90%, 10/01/2025	500	533
Darden Restaurants Inc				5.10%, 10/01/2035	250	294
6.80%, 10/15/2037(a)		27	34	Broadcom Corp / Broadcom Cayman Finance
Dollar General Corp				Ltd
4.15%, 11/01/2025		500	528	3.00%, 01/15/2022(c)	500	504
Home Depot Inc/The				3.88%, 01/15/2027(c)	630	647
2.13%, 09/15/2026		250	234	Intel Corp
2.25%, 09/10/2018		750	756	2.45%, 07/29/2020	500	508
3.50%, 09/15/2056		300	272	2.60%, 05/19/2026	500	483
3.75%, 02/15/2024		350	372	3.15%, 05/11/2027	500	502
5.88%, 12/16/2036		987	1,286	3.30%, 10/01/2021	177	185
5.95%, 04/01/2041		351	464	3.70%, 07/29/2025	500	525
Kohl's Corp				4.00%, 12/15/2032	200	211
4.00%, 11/01/2021		277	284	4.10%, 05/11/2047	700	725
5.55%, 07/17/2045		250	229	4.25%, 12/15/2042	200	212
Lowe's Cos Inc				4.80%, 10/01/2041	77	88
2.50%, 04/15/2026		500	481	KLA-Tencor Corp
3.10%, 05/03/2027		500	498	4.65%, 11/01/2024	500	540
3.80%, 11/15/2021		102	108	Lam Research Corp
4.38%, 09/15/2045		500	529	2.75%, 03/15/2020	300	304
4.63%, 04/15/2020		77	82	Maxim Integrated Products Inc
Macy's Retail Holdings Inc				2.50%, 11/15/2018	200	202
2.88%, 02/15/2023		300	275	NVIDIA Corp
3.45%, 01/15/2021		500	499	2.20%, 09/16/2021	500	494
6.65%, 07/15/2024		25	27	QUALCOMM Inc
6.90%, 04/01/2029		125	133	2.25%, 05/20/2020	370	373
McDonald's Corp				2.60%, 01/30/2023	360	359
2.10%, 12/07/2018		500	503	3.25%, 05/20/2027	320	321
3.38%, 05/26/2025		500	511	3.45%, 05/20/2025	270	277
3.50%, 07/15/2020		151	157	4.65%, 05/20/2035	100	109
3.70%, 02/15/2042		128	120	4.80%, 05/20/2045	150	165
4.88%, 07/15/2040		9	10	Texas Instruments Inc
4.88%, 12/09/2045		250	279	1.65%, 08/03/2019	200	200
6.30%, 10/15/2037		262	341	2.75%, 03/12/2021	400	408
Nordstrom Inc				Xilinx Inc
4.75%, 05/01/2020		36	37	2.13%, 03/15/2019	175	176
O'Reilly Automotive Inc						$10,096
3.85%, 06/15/2023		300	313

See accompanying notes.

Schedule of Investments
Bond Market Index Account
June 30, 2017 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Software - 0.69%			Sovereign (continued)
Adobe Systems Inc			Japan Bank for International
4.75%, 02/01/2020	$51	$55	Cooperation/Japan (continued)
CA Inc			2.13%, 06/01/2020	$500	$500
3.60%, 08/15/2022	300	303	2.38%, 04/20/2026	300	291
Fidelity National Information Services Inc			2.50%, 06/01/2022	500	502
3.63%, 10/15/2020	340	356	3.00%, 05/29/2024	1,000	1,026
5.00%, 10/15/2025	760	849	Korea International Bond
Fiserv Inc			3.88%, 09/11/2023	250	267
3.50%, 10/01/2022	600	621	Mexico Government International Bond
Microsoft Corp			3.50%, 01/21/2021	1,000	1,040
1.30%, 11/03/2018	500	499	3.60%, 01/30/2025	210	213
1.55%, 08/08/2021	640	626	3.63%, 03/15/2022	300	311
2.00%, 11/03/2020	160	161	4.60%, 01/23/2046	1,170	1,142
2.38%, 02/12/2022	350	353	4.75%, 03/08/2044	506	507
2.40%, 02/06/2022	630	636	5.55%, 01/21/2045	300	336
3.00%, 10/01/2020	600	622	6.05%, 01/11/2040	464	547
3.13%, 11/03/2025	640	653	8.30%, 08/15/2031	738	1,085
3.30%, 02/06/2027	920	948	Panama Government International Bond
3.45%, 08/08/2036	750	750	3.88%, 03/17/2028	500	512
3.95%, 08/08/2056	750	750	5.20%, 01/30/2020	1,154	1,246
4.00%, 02/12/2055	850	861	6.70%, 01/26/2036	224	288
4.10%, 02/06/2037	150	161	8.88%, 09/30/2027	77	110
4.20%, 06/01/2019	115	121	Peruvian Government International Bond
4.20%, 11/03/2035	430	470	5.63%, 11/18/2050	528	640
4.50%, 02/06/2057	600	661	6.55%, 03/14/2037	126	166
5.30%, 02/08/2041	77	94	7.13%, 03/30/2019	30	33
Oracle Corp			7.35%, 07/21/2025	180	235
1.90%, 09/15/2021	750	743	8.75%, 11/21/2033	192	294
2.38%, 01/15/2019	450	455	Philippine Government International Bond
2.50%, 10/15/2022	1,500	1,508	3.70%, 02/02/2042	230	232
3.88%, 07/15/2020	77	81	3.95%, 01/20/2040	300	313
4.00%, 07/15/2046	750	757	5.00%, 01/13/2037	300	356
4.30%, 07/08/2034	1,000	1,085	6.38%, 10/23/2034	210	282
4.38%, 05/15/2055	590	620	6.50%, 01/20/2020	200	223
5.00%, 07/08/2019	48	51	8.38%, 06/17/2019	1,000	1,126
		$15,850	9.50%, 02/02/2030	400	641
Sovereign - 1.44%			10.63%, 03/16/2025	400	616
Chile Government International Bond			Republic of Italy Government International
3.13%, 03/27/2025	250	255	Bond
3.25%, 09/14/2021	180	187	5.38%, 06/15/2033	64	72
3.88%, 08/05/2020	500	527	6.88%, 09/27/2023	712	834
Colombia Government International Bond			Republic of Poland Government International
2.63%, 03/15/2023	500	487	Bond
4.38%, 07/12/2021	100	106	4.00%, 01/22/2024	1,000	1,070
5.63%, 02/26/2044	1,000	1,093	5.00%, 03/23/2022	528	586
6.13%, 01/18/2041	200	231	5.13%, 04/21/2021	51	56
8.13%, 05/21/2024	201	256	Svensk Exportkredit AB
11.75%, 02/25/2020	180	223	1.88%, 06/17/2019	500	502
10.38%, 01/28/2033	100	154	Tennessee Valley Authority
Export Development Canada			2.88%, 02/01/2027	250	256
1.25%, 02/04/2019	400	398	3.50%, 12/15/2042	400	416
1.63%, 01/17/2020	400	400	3.88%, 02/15/2021	500	537
1.75%, 08/19/2019	400	401	4.25%, 09/15/2065	200	225
Export-Import Bank of Korea			5.25%, 09/15/2039	251	329
1.50%, 10/21/2019	500	493	5.38%, 04/01/2056	154	209
2.25%, 01/21/2020	300	299	6.75%, 11/01/2025	102	134
3.25%, 11/10/2025	500	505	Uruguay Government International Bond
3.25%, 08/12/2026	500	505	4.13%, 11/20/2045	100	92
5.00%, 04/11/2022	200	220	4.38%, 10/27/2027	940	999
Financing Corp			5.10%, 06/18/2050	500	509
9.65%, 11/02/2018	900	997	8.00%, 11/18/2022	1,015	1,239
Hungary Government International Bond					$33,164
7.63%, 03/29/2041	500	745	Supranational Bank - 1.71%
Israel Government AID Bond			African Development Bank
5.50%, 09/18/2023	25	30	1.00%, 05/15/2019	1,000	990
5.50%, 04/26/2024	125	149	1.88%, 03/16/2020	500	502
5.50%, 09/18/2033	12	16	2.38%, 09/23/2021	400	406
Israel Government International Bond			Asian Development Bank
4.00%, 06/30/2022	500	536	1.50%, 01/22/2020	300	299
5.13%, 03/26/2019	147	156	1.75%, 09/11/2018	1,500	1,506
Japan Bank for International			1.75%, 01/10/2020	400	401
Cooperation/Japan			1.75%, 06/08/2021	500	497
1.75%, 07/31/2018	650	650

See accompanying notes.

     Schedule of Investments Bond Market Index Account June 30, 2017 (unaudited)

		Principal			Principal
BONDS (continued)		Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Supranational Bank (continued)				Telecommunications (continued)
Asian Development Bank	(continued)			AT&T Inc
1.75%, 08/14/2026		$500	$473	2.45%, 06/30/2020	$1,200	$1,206
1.88%, 02/18/2022		250	249	2.63%, 12/01/2022	600	588
2.13%, 11/24/2021		750	752	3.00%, 02/15/2022	940	944
2.13%, 03/19/2025		300	294	3.00%, 06/30/2022	200	200
5.82%, 06/16/2028		15	19	3.40%, 05/15/2025	200	197
6.38%, 10/01/2028		51	68	3.80%, 03/15/2022	102	106
Corp Andina de Fomento				3.88%, 08/15/2021	77	80
4.38%, 06/15/2022		22	24	4.25%, 03/01/2027	500	517
Council Of Europe Development Bank				4.30%, 12/15/2042	201	187
1.63%, 03/10/2020		300	299	4.35%, 06/15/2045	950	882
European Bank for Reconstruction &				4.50%, 05/15/2035	1,200	1,181
Development				4.50%, 03/09/2048	1,072	1,003
0.88%, 07/22/2019		500	491	4.55%, 03/09/2049	227	214
1.13%, 08/24/2020		500	489	4.60%, 02/15/2021	171	182
1.63%, 11/15/2018		300	300	4.75%, 05/15/2046	200	196
1.75%, 06/14/2019		500	500	5.25%, 03/01/2037	420	447
1.88%, 02/23/2022		250	248	5.70%, 03/01/2057	500	547
European Investment Bank				5.88%, 10/01/2019	56	61
1.13%, 08/15/2019		500	495	6.00%, 08/15/2040	663	749
1.25%, 05/15/2019		1,400	1,392	British Telecommunications PLC
1.38%, 09/15/2021		1,350	1,316	2.35%, 02/14/2019	1,250	1,257
1.63%, 03/16/2020		900	898	9.12%, 12/15/2030(a)	77	117
1.88%, 03/15/2019		1,500	1,508	Cisco Systems Inc
2.00%, 03/15/2021		775	777	2.20%, 02/28/2021	535	538
2.25%, 03/15/2022		400	403	2.95%, 02/28/2026	500	500
2.25%, 08/15/2022		1,000	1,006	4.45%, 01/15/2020	102	109
2.38%, 05/24/2027		300	296	4.95%, 02/15/2019	855	900
2.50%, 04/15/2021		1,500	1,533	5.90%, 02/15/2039	680	884
3.25%, 01/29/2024		1,000	1,056	Deutsche Telekom International Finance BV
4.88%, 02/15/2036		25	32	6.00%, 07/08/2019	300	323
FMS Wertmanagement AoeR				8.75%, 06/15/2030(a)	641	951
1.00%, 08/16/2019		750	740	Juniper Networks Inc
1.75%, 01/24/2020		500	501	4.60%, 03/15/2021	500	532
1.75%, 03/17/2020		300	300	Motorola Solutions Inc
Inter-American Development Bank				4.00%, 09/01/2024	500	503
1.00%, 05/13/2019		1,000	989	Orange SA
1.63%, 05/12/2020		300	299	4.13%, 09/14/2021	128	136
1.75%, 08/24/2018		1,000	1,003	5.38%, 01/13/2042	102	119
1.75%, 10/15/2019		500	501	9.00%, 03/01/2031(a)	815	1,233
1.88%, 03/15/2021		500	499	Pacific Bell Telephone Co
2.13%, 11/09/2020		250	252	7.13%, 03/15/2026	377	458
2.13%, 01/18/2022		340	342	Qwest Corp
3.00%, 02/21/2024		250	261	6.75%, 12/01/2021	200	221
3.88%, 09/17/2019		577	604	Rogers Communications Inc
3.88%, 02/14/2020		77	81	3.00%, 03/15/2023	400	402
International Bank for Reconstruction &				5.00%, 03/15/2044	500	566
Development				6.80%, 08/15/2018	108	114
0.88%, 07/19/2018		2,025	2,014	Telefonica Emisiones SAU
0.88%, 08/15/2019		1,500	1,479	5.13%, 04/27/2020	918	990
1.00%, 10/05/2018		540	537	5.21%, 03/08/2047	500	540
1.25%, 07/26/2019		750	746	7.05%, 06/20/2036	295	387
1.38%, 05/24/2021		345	338	Verizon Communications Inc
1.38%, 09/20/2021		500	488	1.75%, 08/15/2021	1,000	967
1.63%, 02/10/2022		1,000	985	2.45%, 11/01/2022	100	98
1.88%, 03/15/2019		500	503	2.95%, 03/15/2022(c)	1,716	1,728
1.88%, 10/07/2022		1,260	1,245	3.13%, 03/16/2022	260	264
2.13%, 11/01/2020		750	757	4.13%, 03/16/2027	470	485
2.25%, 06/24/2021		500	506	4.27%, 01/15/2036	1,000	965
2.50%, 07/29/2025		1,700	1,704	4.40%, 11/01/2034	750	743
7.63%, 01/19/2023		12	15	4.50%, 09/15/2020	400	427
International Finance Corp				4.60%, 04/01/2021	77	83
1.25%, 07/16/2018		500	499	4.67%, 03/15/2055	950	889
1.25%, 11/27/2018		500	499	4.86%, 08/21/2046	2,100	2,100
1.75%, 09/04/2018		1,000	1,004	5.15%, 09/15/2023	1,100	1,222
			$39,210	Vodafone Group PLC
Telecommunications - 1.48%				2.95%, 02/19/2023	200	201
America Movil SAB de CV				5.45%, 06/10/2019	180	192
3.13%, 07/16/2022		1,100	1,121	6.15%, 02/27/2037	201	244
6.13%, 03/30/2040		102	124	6.25%, 11/30/2032	500	604
6.38%, 03/01/2035		200	247			$33,971

See accompanying notes.

Schedule of Investments
Bond Market Index Account
June 30, 2017 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's)	Value (000's)	MUNICIPAL BONDS (continued)	Amount (000's)	Value (000's)
Toys, Games & Hobbies - 0.05%			California (continued)
Hasbro Inc			Regents of the University of California
3.15%, 05/15/2021	$250	$255	Medical Center Pooled Revenue
6.35%, 03/15/2040	25	30	6.55%, 05/15/2048	$250	$339
Mattel Inc			San Diego County Water Authority Financing
2.35%, 05/06/2019	250	250	Corp
2.35%, 08/15/2021	600	588	6.14%, 05/01/2049	460	621
		$1,123	Santa Clara Valley Transportation Authority
Transportation - 0.50%			5.88%, 04/01/2032	25	31
Burlington Northern Santa Fe LLC			State of California
3.00%, 04/01/2025	500	506	7.30%, 10/01/2039	375	548
4.15%, 04/01/2045	500	523	7.35%, 11/01/2039	500	734
4.70%, 10/01/2019	783	832	7.60%, 11/01/2040	180	280
5.15%, 09/01/2043	350	419	7.63%, 03/01/2040	280	427
6.20%, 08/15/2036	500	656	7.95%, 03/01/2036	500	574
Canadian National Railway Co			University of California
3.20%, 08/02/2046	400	365	5.77%, 05/15/2043	200	256
5.55%, 03/01/2019	15	16			$5,459
Canadian Pacific Railway Co			Connecticut - 0.05%
4.45%, 03/15/2023	128	138	State of Connecticut
4.80%, 09/15/2035	500	557	5.85%, 03/15/2032	1,025	1,198
CSX Corp
2.60%, 11/01/2026	300	289	District of Columbia - 0.02%
3.35%, 11/01/2025	500	512	District of Columbia Water & Sewer
3.70%, 11/01/2023	500	526	Authority
4.25%, 11/01/2066	400	394	4.81%, 10/01/2114	450	477
4.75%, 05/30/2042	277	307
FedEx Corp			Florida - 0.05%
2.63%, 08/01/2022	100	101	State Board of Administration Finance Corp
3.25%, 04/01/2026	400	404	2.11%, 07/01/2018	200	201
3.88%, 08/01/2042	100	95	3.00%, 07/01/2020	965	986
4.55%, 04/01/2046	400	420			$1,187
4.75%, 11/15/2045	500	540	Georgia - 0.02%
Norfolk Southern Corp			Municipal Electric Authority of Georgia
3.25%, 12/01/2021	251	259	6.64%, 04/01/2057	151	185
3.85%, 01/15/2024	200	212	7.06%, 04/01/2057	200	230
4.80%, 08/15/2043	350	393			$415
4.84%, 10/01/2041	100	112	Illinois - 0.08%
7.25%, 02/15/2031	130	177	Chicago Transit Authority
Ryder System Inc			6.20%, 12/01/2040	70	84
2.45%, 09/03/2019	350	353	6.90%, 12/01/2040	200	254
Union Pacific Corp			City of Chicago IL
3.80%, 10/01/2051	577	565	6.31%, 01/01/2044	250	234
4.15%, 01/15/2045	350	367	County of Cook IL
4.16%, 07/15/2022	241	261	6.23%, 11/15/2034	102	125
United Parcel Service Inc			State of Illinois
3.13%, 01/15/2021	1,128	1,171	4.95%, 06/01/2023	30	30
4.88%, 11/15/2040	25	29	5.10%, 06/01/2033	735	688
6.20%, 01/15/2038	23	31	5.88%, 03/01/2019	345	358
		$11,530	7.35%, 07/01/2035	70	75
Water - 0.00%					$1,848
American Water Capital Corp			Kansas - 0.01%
6.59%, 10/15/2037	5	7	State of Kansas Department of
			Transportation
TOTAL BONDS		$772,245	4.60%, 09/01/2035	115	132
	Principal
MUNICIPAL BONDS - 0.78%	Amount (000's)	Value (000's)	Nevada - 0.00%
California - 0.24%			County of Clark Department of Aviation
Bay Area Toll Authority			6.82%, 07/01/2045	25	36
6.26%, 04/01/2049	$300	$429	6.88%, 07/01/2042	70	77
6.92%, 04/01/2040	120	168			$113
East Bay Municipal Utility District Water			New Jersey - 0.09%
System Revenue			New Jersey Economic Development
5.87%, 06/01/2040	60	79	Authority (credit support from AGM)
Los Angeles Department of Water & Power			0.00%, 02/15/2023(b),(d)	51	41
Power System Revenue			New Jersey Economic Development
6.57%, 07/01/2045	150	219	Authority (credit support from NATL)
Los Angeles Unified School District/CA			7.43%, 02/15/2029(d)	1,000	1,228
5.75%, 07/01/2034	80	101	New Jersey Transportation Trust Fund
5.76%, 07/01/2029	50	61	Authority
6.76%, 07/01/2034	430	592	5.75%, 12/15/2028	190	203
			6.56%, 12/15/2040	210	244

See accompanying notes.

Schedule of Investments
Bond Market Index Account
June 30, 2017 (unaudited)

	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
MUNICIPAL BONDS (continued)	Amount (000's)	Value (000's)	AGENCY OBLIGATIONS - 65.28%	Amount (000's)	Value (000's)
New Jersey (continued)			Federal Home Loan Mortgage Corporation (FHLMC) - 7.74%
New Jersey Turnpike Authority			2.00%, 09/01/2028	$181	$178
7.10%, 01/01/2041	$147	$214	2.00%, 08/01/2029	825	811
Rutgers The State University of New			2.00%, 10/01/2031	143	141
Jersey (credit support from GO OF UNIV)			2.00%, 07/01/2032(e)	400	392
5.67%, 05/01/2040(d)	130	157	2.50%, 08/01/2027	133	135
		$2,087	2.50%, 08/01/2027	131	133
New York - 0.09%			2.50%, 10/01/2027	252	256
City of New York NY			2.50%, 03/01/2028	550	557
5.52%, 10/01/2037	25	31	2.50%, 04/01/2028	113	115
Metropolitan Transportation Authority			2.50%, 04/01/2028	40	40
6.81%, 11/15/2040	135	189	2.50%, 06/01/2028	706	715
New York City Transitional Finance Authority			2.50%, 06/01/2028	147	148
Future Tax Secured Revenue			2.50%, 06/01/2028	134	136
5.51%, 08/01/2037	250	313	2.50%, 06/01/2028	285	288
New York City Water & Sewer System			2.50%, 07/01/2028	477	483
5.72%, 06/15/2042	270	357	2.50%, 10/01/2028	242	245
5.95%, 06/15/2042	125	169	2.50%, 10/01/2028	232	234
New York State Dormitory Authority			2.50%, 10/01/2029	628	633
5.60%, 03/15/2040	100	126	2.50%, 12/01/2029	761	766
Port Authority of New York & New Jersey			2.50%, 09/01/2030	1,222	1,230
4.46%, 10/01/2062	100	109	2.50%, 01/01/2031	1,279	1,287
4.96%, 08/01/2046	300	356	2.50%, 01/01/2031	178	179
Port Authority of New York & New			2.50%, 01/01/2031	106	106
Jersey (credit support from GO OF AUTH)			2.50%, 02/01/2031	139	140
6.04%, 12/01/2029(d)	50	64	2.50%, 03/01/2031	411	413
		$1,714	2.50%, 04/01/2031	1,077	1,084
Ohio - 0.01%			2.50%, 12/01/2031	429	432
American Municipal Power Inc			2.50%, 12/01/2031	382	385
6.27%, 02/15/2050	69	86	2.50%, 01/01/2032	528	531
Ohio State University/The			2.50%, 02/01/2032	465	468
4.91%, 06/01/2040	125	150	2.50%, 03/01/2032	611	615
			2.50%, 07/01/2032(e)	3,000	3,017
		$236
			2.50%, 11/01/2036	242	239
Pennsylvania - 0.02%
State Public School Building Authority			2.50%, 02/01/2043	224	216
			2.50%, 03/01/2043	174	167
5.00%, 09/15/2027	500	548
			2.50%, 07/01/2045	184	178
			2.50%, 11/01/2046	97	94
Texas - 0.07%			2.50%, 07/01/2047(e)	100	96

City of San Antonio TX Electric & Gas			3.00%, 04/01/2021	158	162
Systems Revenue
5.81%, 02/01/2041	135	173	3.00%, 01/01/2026	85	87
			3.00%, 01/01/2027	254	261

Dallas Area Rapid Transit			3.00%, 02/01/2027	165	169
5.02%, 12/01/2048	50	60
			3.00%, 02/01/2027	96	99
			3.00%, 02/01/2027	224	231
Dallas Convention Center Hotel Development
Corp			3.00%, 03/01/2027	40	41
7.09%, 01/01/2042	70	93
			3.00%, 03/01/2027	194	200
Dallas County Hospital District			3.00%, 05/01/2027	171	176
5.62%, 08/15/2044	83	103
			3.00%, 06/01/2027	155	159
Dallas Independent School District (credit
support from PSF-GTD)			3.00%, 09/01/2028	81	83
6.45%, 02/15/2035(d)	50	57	3.00%, 10/01/2028	562	577
			3.00%, 07/01/2029	651	669
Grand Parkway Transportation Corp
5.18%, 10/01/2042	300	361	3.00%, 07/01/2029	685	704
			3.00%, 07/01/2029	398	409
State of Texas
			3.00%, 08/01/2029	302	310
4.68%, 04/01/2040	100	118
5.52%, 04/01/2039	405	527	3.00%, 09/01/2029	120	124
			3.00%, 10/01/2029	181	186

Texas Transportation Commission State			3.00%, 11/01/2029	306	314
Highway Fund
5.18%, 04/01/2030	125	148	3.00%, 11/01/2029	169	174
			3.00%, 12/01/2029	62	64
		$1,640
			3.00%, 07/01/2030	664	683
Utah - 0.01%			3.00%, 09/01/2030	891	916
State of Utah			3.00%, 11/01/2030	151	155
3.54%, 07/01/2025	300	316	3.00%, 11/01/2030	251	258
			3.00%, 11/01/2030	454	466
Wisconsin - 0.02%			3.00%, 01/01/2031	316	325
State of Wisconsin (credit support from			3.00%, 02/01/2031	326	335
AGM)
5.70%, 05/01/2026(d)	400	464	3.00%, 04/01/2031	424	435
			3.00%, 02/01/2032	117	118
			3.00%, 05/01/2032	193	196
TOTAL MUNICIPAL BONDS		$17,834	3.00%, 07/01/2032(e)	1,675	1,720
			3.00%, 04/01/2033	309	317
			3.00%, 04/01/2033	319	327
			3.00%, 06/01/2033	193	197

See accompanying notes.

Schedule of Investments
Bond Market Index Account
June 30, 2017 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)			Federal Home Loan Mortgage Corporation (FHLMC) (continued)
3.00%, 09/01/2033	$264	$270	3.50%, 01/01/2026	$19	$20
3.00%, 09/01/2033	268	274	3.50%, 02/01/2026	16	17
3.00%, 12/01/2034	99	100	3.50%, 04/01/2026	46	48
3.00%, 01/01/2035	66	67	3.50%, 05/01/2026	57	59
3.00%, 02/01/2035	92	94	3.50%, 06/01/2026	7	7
3.00%, 05/01/2035	791	807	3.50%, 06/01/2026	12	13
3.00%, 02/01/2036	170	173	3.50%, 07/01/2026	27	29
3.00%, 09/01/2036	139	141	3.50%, 07/01/2026	40	41
3.00%, 11/01/2036	386	392	3.50%, 07/01/2026	7	7
3.00%, 02/01/2037	197	200	3.50%, 08/01/2026	89	93
3.00%, 06/01/2037	124	126	3.50%, 08/01/2026	25	26
3.00%, 01/01/2043	276	277	3.50%, 09/01/2026	37	38
3.00%, 01/01/2043	629	631	3.50%, 10/01/2026	20	21
3.00%, 01/01/2043	450	452	3.50%, 01/01/2027	41	43
3.00%, 04/01/2043	400	402	3.50%, 12/01/2028	87	91
3.00%, 05/01/2043	410	412	3.50%, 01/01/2029	276	288
3.00%, 06/01/2043	764	765	3.50%, 03/01/2029	46	48
3.00%, 06/01/2043	235	236	3.50%, 06/01/2029	312	325
3.00%, 07/01/2043	646	647	3.50%, 07/01/2029	116	121
3.00%, 07/01/2043	1,259	1,262	3.50%, 08/01/2029	67	70
3.00%, 07/01/2043	690	692	3.50%, 09/01/2029	81	84
3.00%, 07/01/2043	73	74	3.50%, 01/01/2030	42	43
3.00%, 08/01/2043	309	309	3.50%, 01/01/2032	161	168
3.00%, 08/01/2043	2,112	2,117	3.50%, 02/01/2032	102	106
3.00%, 08/01/2043	145	146	3.50%, 03/01/2032	124	130
3.00%, 08/01/2043	310	310	3.50%, 04/01/2032	118	123
3.00%, 08/01/2043	390	391	3.50%, 07/01/2032(e)	300	312
3.00%, 08/01/2043	267	268	3.50%, 08/01/2032	98	102
3.00%, 08/01/2043	36	36	3.50%, 01/01/2034	108	113
3.00%, 09/01/2043	93	93	3.50%, 01/01/2035	235	245
3.00%, 09/01/2043	343	344	3.50%, 02/01/2035	207	215
3.00%, 09/01/2043	751	753	3.50%, 07/01/2035	227	236
3.00%, 09/01/2043	491	491	3.50%, 09/01/2035	532	554
3.00%, 10/01/2043	188	189	3.50%, 06/01/2037	349	362
3.00%, 10/01/2043	637	638	3.50%, 02/01/2041	41	42
3.00%, 03/01/2045	992	991	3.50%, 05/01/2041	402	414
3.00%, 04/01/2045	324	323	3.50%, 10/01/2041	42	44
3.00%, 06/01/2045	1,126	1,124	3.50%, 11/01/2041	44	45
3.00%, 07/01/2045	617	616	3.50%, 01/01/2042	101	104
3.00%, 07/01/2045	1,511	1,509	3.50%, 02/01/2042	589	608
3.00%, 08/01/2045	316	316	3.50%, 02/01/2042	38	39
3.00%, 08/01/2045	398	397	3.50%, 03/01/2042	53	55
3.00%, 08/01/2045	1,236	1,234	3.50%, 03/01/2042	14	15
3.00%, 12/01/2045	1,848	1,845	3.50%, 04/01/2042	34	35
3.00%, 03/01/2046	865	863	3.50%, 04/01/2042	110	114
3.00%, 03/01/2046	391	391	3.50%, 04/01/2042	120	124
3.00%, 04/01/2046	131	130	3.50%, 04/01/2042	145	149
3.00%, 04/01/2046	1,243	1,241	3.50%, 04/01/2042	155	160
3.00%, 05/01/2046	278	277	3.50%, 06/01/2042	99	102
3.00%, 09/01/2046	1,335	1,333	3.50%, 06/01/2042	362	374
3.00%, 11/01/2046	115	115	3.50%, 06/01/2042	96	99
3.00%, 11/01/2046	1,452	1,450	3.50%, 07/01/2042	613	632
3.00%, 11/01/2046	1,980	1,977	3.50%, 07/01/2042	513	529
3.00%, 12/01/2046	1,710	1,708	3.50%, 08/01/2042	595	614
3.00%, 12/01/2046	1,368	1,366	3.50%, 08/01/2042	130	134
3.00%, 01/01/2047	30	30	3.50%, 08/01/2042	258	266
3.00%, 01/01/2047	2,225	2,222	3.50%, 02/01/2043	602	622
3.00%, 03/01/2047	1,999	1,996	3.50%, 08/01/2043	54	55
3.00%, 07/01/2047(e)	7,150	7,134	3.50%, 02/01/2044	677	697
3.50%, 01/01/2019	18	19	3.50%, 06/01/2044	1,050	1,082
3.50%, 04/01/2021	169	176	3.50%, 08/01/2044	666	686
3.50%, 10/01/2023	86	90	3.50%, 09/01/2044	573	590
3.50%, 10/01/2025	14	15	3.50%, 02/01/2045	638	656
3.50%, 10/01/2025	11	11	3.50%, 03/01/2045	906	932
3.50%, 10/01/2025	221	230	3.50%, 06/01/2045	992	1,020
3.50%, 11/01/2025	33	34	3.50%, 07/01/2045	1,712	1,760
3.50%, 11/01/2025	4	4	3.50%, 08/01/2045(e)	775	795
3.50%, 11/01/2025	26	27	3.50%, 09/01/2045	48	49
3.50%, 11/01/2025	12	12	3.50%, 09/01/2045	964	991
3.50%, 11/01/2025	7	7	3.50%, 10/01/2045	1,075	1,106
3.50%, 12/01/2025	28	29	3.50%, 11/01/2045	1,143	1,175
3.50%, 12/01/2025	10	11	3.50%, 12/01/2045	1,384	1,423
3.50%, 01/01/2026	437	456

See accompanying notes.

Schedule of Investments
Bond Market Index Account
June 30, 2017 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)				Federal Home Loan Mortgage Corporation (FHLMC) (continued)
3.50%, 12/01/2045	$895	$920		4.00%, 10/01/2041	$96	$102
3.50%, 12/01/2045	165	170		4.00%, 10/01/2041	44	47
3.50%, 01/01/2046	183	188		4.00%, 11/01/2041	115	121
3.50%, 01/01/2046	493	507		4.00%, 11/01/2041	67	70
3.50%, 03/01/2046	899	924		4.00%, 11/01/2041	195	206
3.50%, 03/01/2046	353	363		4.00%, 03/01/2042	110	116
3.50%, 03/01/2046	4,676	4,807		4.00%, 06/01/2042	218	230
3.50%, 04/01/2046	1,133	1,164		4.00%, 06/01/2042	191	202
3.50%, 05/01/2046	1,262	1,297		4.00%, 08/01/2043	898	952
3.50%, 06/01/2046	1,400	1,440		4.00%, 11/01/2043	19	20
3.50%, 08/01/2046	962	989		4.00%, 01/01/2044	211	223
3.50%, 04/01/2047	1,600	1,645		4.00%, 02/01/2044	547	579
3.50%, 07/01/2047(e)	12,625	12,970		4.00%, 02/01/2044	275	290
4.00%, 05/01/2018	2	2		4.00%, 02/01/2044	92	97
4.00%, 05/01/2018	20	20		4.00%, 03/01/2044	162	171
4.00%, 10/01/2018	17	18		4.00%, 04/01/2044	752	792
4.00%, 04/01/2019	5	5		4.00%, 05/01/2044	79	84
4.00%, 10/01/2020	28	29		4.00%, 05/01/2044	197	207
4.00%, 05/01/2024	35	37		4.00%, 07/01/2044	469	494
4.00%, 05/01/2024	74	78		4.00%, 07/01/2044	114	120
4.00%, 12/01/2024	10	11		4.00%, 07/01/2044	585	616
4.00%, 01/01/2025	22	23		4.00%, 10/01/2044	530	558
4.00%, 02/01/2025	10	11		4.00%, 11/01/2044	888	934
4.00%, 03/01/2025	11	11		4.00%, 12/01/2044	1,210	1,273
4.00%, 03/01/2025	18	19		4.00%, 12/01/2044	20	21
4.00%, 04/01/2025	12	12		4.00%, 01/01/2045	329	346
4.00%, 06/01/2025	203	213		4.00%, 02/01/2045	581	611
4.00%, 06/01/2025	19	19		4.00%, 02/01/2045	25	26
4.00%, 06/01/2025	17	17		4.00%, 04/01/2045	447	471
4.00%, 06/01/2025	21	22		4.00%, 04/01/2045	22	23
4.00%, 07/01/2025	305	321		4.00%, 05/01/2045	214	226
4.00%, 07/01/2025	6	6		4.00%, 06/01/2045	458	482
4.00%, 08/01/2025	19	21		4.00%, 07/01/2045	398	419
4.00%, 08/01/2025	14	14		4.00%, 08/01/2045	90	95
4.00%, 09/01/2025	4	4		4.00%, 08/01/2045	175	184
4.00%, 10/01/2025	44	46		4.00%, 08/01/2045	166	175
4.00%, 02/01/2026	19	20		4.00%, 08/01/2045	1,654	1,741
4.00%, 05/01/2026	55	57		4.00%, 08/01/2045(e)	975	1,023
4.00%, 07/01/2026	37	39		4.00%, 09/01/2045	21	22
4.00%, 12/01/2030	54	58		4.00%, 09/01/2045	454	478
4.00%, 08/01/2031	58	62		4.00%, 09/01/2045	1,915	2,016
4.00%, 10/01/2031	78	83		4.00%, 10/01/2045	2,037	2,144
4.00%, 11/01/2031	25	26		4.00%, 11/01/2045	1,181	1,243
4.00%, 12/01/2031	40	42		4.00%, 12/01/2045	533	561
4.00%, 11/01/2033	109	116		4.00%, 01/01/2046	156	164
4.00%, 01/01/2034	180	191		4.00%, 02/01/2046	22	24
4.00%, 07/01/2035	75	80		4.00%, 07/01/2047(e)	4,675	4,917
4.00%, 06/01/2039	3	4		4.50%, 05/01/2018	7	8
4.00%, 07/01/2039	40	42		4.50%, 08/01/2018	19	20
4.00%, 09/01/2039	23	24		4.50%, 11/01/2018	5	5
4.00%, 12/01/2039	17	18		4.50%, 04/01/2019	5	5
4.00%, 12/01/2039	27	28		4.50%, 04/01/2023	8	9
4.00%, 01/01/2040	27	29		4.50%, 08/01/2023	139	149
4.00%, 03/01/2040	14	15		4.50%, 01/01/2024	9	10
4.00%, 09/01/2040	38	40		4.50%, 01/01/2024	5	5
4.00%, 09/01/2040	6	6		4.50%, 04/01/2024	69	73
4.00%, 10/01/2040	64	67		4.50%, 05/01/2024	128	137
4.00%, 10/01/2040	29	31		4.50%, 07/01/2024	8	9
4.00%, 12/01/2040	34	36		4.50%, 09/01/2024	17	18
4.00%, 12/01/2040	45	47		4.50%, 09/01/2024	19	20
4.00%, 12/01/2040	54	57		4.50%, 11/01/2024	117	124
4.00%, 12/01/2040	49	53		4.50%, 04/01/2025	18	19
4.00%, 12/01/2040	92	97		4.50%, 05/01/2025	13	13
4.00%, 02/01/2041	79	83		4.50%, 07/01/2025	19	21
4.00%, 02/01/2041	106	112		4.50%, 09/01/2026	132	138
4.00%, 02/01/2041	336	355		4.50%, 02/01/2030	19	20
4.00%, 04/01/2041	40	42		4.50%, 08/01/2030	14	15
4.00%, 07/01/2041	30	32		4.50%, 05/01/2031	18	19
4.00%, 08/01/2041	29	30		4.50%, 06/01/2031	119	127
4.00%, 08/01/2041	71	75		4.50%, 08/01/2035	131	141
4.00%, 10/01/2041	12	13		4.50%, 08/01/2035	53	57
4.00%, 10/01/2041	102	108		4.50%, 08/01/2036	18	20
4.00%, 10/01/2041	36	38

See accompanying notes.

Schedule of Investments
Bond Market Index Account
June 30, 2017 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)			Federal Home Loan Mortgage Corporation (FHLMC) (continued)
4.50%, 02/01/2039	$44	$47	4.50%, 07/01/2044	$110	$118
4.50%, 02/01/2039	2	2	4.50%, 09/01/2044	166	178
4.50%, 03/01/2039	30	32	4.50%, 07/01/2045	53	57
4.50%, 04/01/2039	62	66	4.50%, 09/01/2045	130	139
4.50%, 05/01/2039	80	86	4.50%, 10/01/2045	176	189
4.50%, 05/01/2039	170	183	5.00%, 05/01/2018	1	1
4.50%, 06/01/2039	36	39	5.00%, 08/01/2018	3	3
4.50%, 06/01/2039	196	211	5.00%, 10/01/2018	7	7
4.50%, 09/01/2039	327	351	5.00%, 04/01/2019	3	3
4.50%, 10/01/2039	154	166	5.00%, 12/01/2019	9	9
4.50%, 10/01/2039	78	85	5.00%, 12/01/2021	14	14
4.50%, 11/01/2039	52	56	5.00%, 02/01/2022	5	5
4.50%, 11/01/2039	55	60	5.00%, 09/01/2022	7	7
4.50%, 11/01/2039	20	22	5.00%, 06/01/2023	120	128
4.50%, 11/01/2039	35	38	5.00%, 06/01/2023	5	5
4.50%, 12/01/2039	27	29	5.00%, 09/01/2023	111	121
4.50%, 12/01/2039	93	101	5.00%, 12/01/2023	58	62
4.50%, 02/01/2040	49	52	5.00%, 04/01/2024	45	48
4.50%, 02/01/2040	12	12	5.00%, 07/01/2024	6	7
4.50%, 02/01/2040	79	86	5.00%, 01/01/2025	156	169
4.50%, 02/01/2040	86	94	5.00%, 06/01/2025	7	8
4.50%, 04/01/2040	54	58	5.00%, 06/01/2026	40	42
4.50%, 05/01/2040	67	73	5.00%, 12/01/2027	40	43
4.50%, 05/01/2040	19	20	5.00%, 02/01/2030	8	9
4.50%, 07/01/2040	52	57	5.00%, 03/01/2030	6	6
4.50%, 07/01/2040	57	62	5.00%, 08/01/2033	46	50
4.50%, 08/01/2040	30	33	5.00%, 08/01/2033	6	7
4.50%, 08/01/2040	22	23	5.00%, 09/01/2033	8	8
4.50%, 08/01/2040	88	94	5.00%, 09/01/2033	16	17
4.50%, 08/01/2040	43	46	5.00%, 03/01/2034	12	13
4.50%, 08/01/2040	22	24	5.00%, 04/01/2034	20	22
4.50%, 09/01/2040	19	20	5.00%, 04/01/2034	106	116
4.50%, 09/01/2040	12	13	5.00%, 05/01/2034	36	39
4.50%, 09/01/2040	18	19	5.00%, 05/01/2035	34	38
4.50%, 10/01/2040	218	234	5.00%, 06/01/2035	188	206
4.50%, 02/01/2041	41	44	5.00%, 08/01/2035	5	5
4.50%, 03/01/2041	69	75	5.00%, 08/01/2035	12	13
4.50%, 03/01/2041	543	584	5.00%, 09/01/2035	12	13
4.50%, 03/01/2041	378	406	5.00%, 09/01/2035	31	34
4.50%, 03/01/2041	516	555	5.00%, 10/01/2035	13	14
4.50%, 04/01/2041	80	86	5.00%, 11/01/2035	55	61
4.50%, 04/01/2041	51	55	5.00%, 12/01/2035	32	35
4.50%, 05/01/2041	85	92	5.00%, 12/01/2035	48	53
4.50%, 05/01/2041	29	31	5.00%, 04/01/2036	2	2
4.50%, 05/01/2041	102	109	5.00%, 06/01/2036	6	6
4.50%, 06/01/2041	42	46	5.00%, 08/01/2036	27	30
4.50%, 06/01/2041	20	21	5.00%, 10/01/2036	181	196
4.50%, 06/01/2041	45	48	5.00%, 01/01/2037	60	66
4.50%, 06/01/2041	30	32	5.00%, 01/01/2038	290	317
4.50%, 07/01/2041	56	60	5.00%, 02/01/2038	153	167
4.50%, 07/01/2041	54	58	5.00%, 02/01/2038	15	17
4.50%, 07/01/2041(e)	950	1,018	5.00%, 03/01/2038	2	2
4.50%, 08/01/2041(e)	475	508	5.00%, 06/01/2038	6	6
4.50%, 08/01/2041	35	37	5.00%, 09/01/2038	2	2
4.50%, 09/01/2041	425	456	5.00%, 09/01/2038	11	12
4.50%, 10/01/2041	69	74	5.00%, 11/01/2038	320	351
4.50%, 11/01/2041	424	456	5.00%, 11/01/2038	19	21
4.50%, 03/01/2042	69	74	5.00%, 12/01/2038	296	324
4.50%, 09/01/2043	47	51	5.00%, 01/01/2039	316	346
4.50%, 09/01/2043	304	326	5.00%, 01/01/2039	29	32
4.50%, 10/01/2043	20	22	5.00%, 02/01/2039	17	18
4.50%, 11/01/2043	184	197	5.00%, 03/01/2039	27	30
4.50%, 11/01/2043	100	107	5.00%, 06/01/2039	7	8
4.50%, 11/01/2043	172	184	5.00%, 07/01/2039	24	26
4.50%, 11/01/2043	19	20	5.00%, 09/01/2039	464	509
4.50%, 11/01/2043	20	21	5.00%, 09/01/2039	61	67
4.50%, 01/01/2044	232	248	5.00%, 10/01/2039	52	58
4.50%, 01/01/2044	149	160	5.00%, 01/01/2040	83	91
4.50%, 03/01/2044	265	284	5.00%, 01/01/2040	305	335
4.50%, 03/01/2044	97	104	5.00%, 03/01/2040	13	14
4.50%, 05/01/2044	426	457	5.00%, 05/01/2040	218	240
4.50%, 05/01/2044	119	128	5.00%, 07/01/2040	45	49
4.50%, 07/01/2044	169	181

See accompanying notes.

Schedule of Investments
Bond Market Index Account
June 30, 2017 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)			Federal Home Loan Mortgage Corporation (FHLMC) (continued)
5.00%, 07/01/2040	$47	$52	5.50%, 02/01/2039	$100	$111
5.00%, 08/01/2040	33	36	5.50%, 03/01/2039	280	312
5.00%, 08/01/2040	130	142	5.50%, 04/01/2039	16	17
5.00%, 08/01/2040	88	97	5.50%, 09/01/2039	40	44
5.00%, 09/01/2040	149	163	5.50%, 12/01/2039	29	32
5.00%, 02/01/2041	578	629	5.50%, 01/01/2040	30	34
5.00%, 04/01/2041	183	200	5.50%, 03/01/2040	4	5
5.00%, 04/01/2041	39	43	5.50%, 06/01/2040	38	43
5.00%, 05/01/2041	8	8	5.50%, 06/01/2041	37	41
5.00%, 06/01/2041	152	166	5.50%, 06/01/2041	381	424
5.00%, 07/01/2041	43	48	6.00%, 11/01/2022	4	5
5.00%, 09/01/2041	55	60	6.00%, 02/01/2027	15	16
5.00%, 10/01/2041	67	74	6.00%, 07/01/2029	1	1
5.00%, 10/01/2041	87	94	6.00%, 07/01/2029	4	5
5.00%, 10/01/2041	126	137	6.00%, 02/01/2031	4	4
5.00%, 11/01/2041	316	343	6.00%, 12/01/2031	2	3
5.00%, 11/01/2041	183	201	6.00%, 01/01/2032	22	26
5.50%, 01/01/2018	1	1	6.00%, 11/01/2033	37	42
5.50%, 01/01/2022	5	5	6.00%, 06/01/2034	27	31
5.50%, 04/01/2023	19	20	6.00%, 08/01/2034	5	6
5.50%, 01/01/2028	112	123	6.00%, 05/01/2036	15	17
5.50%, 12/01/2032	45	51	6.00%, 06/01/2036	37	41
5.50%, 03/01/2033	3	4	6.00%, 11/01/2036	28	32
5.50%, 12/01/2033	2	2	6.00%, 12/01/2036	126	142
5.50%, 01/01/2034	12	13	6.00%, 02/01/2037	2	3
5.50%, 01/01/2034	72	81	6.00%, 03/01/2037	1	1
5.50%, 02/01/2034	120	134	6.00%, 05/01/2037	2	2
5.50%, 03/01/2034	26	30	6.00%, 10/01/2037	13	15
5.50%, 10/01/2034	2	2	6.00%, 11/01/2037	17	19
5.50%, 10/01/2034	11	12	6.00%, 12/01/2037	3	4
5.50%, 02/01/2035	23	26	6.00%, 12/01/2037	65	73
5.50%, 03/01/2035	16	18	6.00%, 01/01/2038(a)	5	5
5.50%, 05/01/2035	21	23	6.00%, 01/01/2038	18	20
5.50%, 11/01/2035	25	28	6.00%, 01/01/2038	15	17
5.50%, 04/01/2036	348	389	6.00%, 01/01/2038	56	62
5.50%, 05/01/2036	33	37	6.00%, 01/01/2038	13	15
5.50%, 05/01/2036	8	9	6.00%, 01/01/2038	4	5
5.50%, 07/01/2036	24	27	6.00%, 04/01/2038	97	109
5.50%, 07/01/2036	89	100	6.00%, 05/01/2038	21	24
5.50%, 11/01/2036	11	12	6.00%, 07/01/2038	7	8
5.50%, 12/01/2036	4	4	6.00%, 07/01/2038	12	14
5.50%, 12/01/2036	1	1	6.00%, 08/01/2038	7	8
5.50%, 12/01/2036	159	177	6.00%, 09/01/2038	10	12
5.50%, 12/01/2036	184	205	6.00%, 09/01/2038	6	7
5.50%, 01/01/2037	183	206	6.00%, 12/01/2039	3	3
5.50%, 02/01/2037	1	1	6.50%, 04/01/2028	1	1
5.50%, 02/01/2037	56	62	6.50%, 03/01/2029	1	1
5.50%, 07/01/2037	11	12	6.50%, 05/01/2031	4	4
5.50%, 07/01/2037	3	3	6.50%, 10/01/2031	1	1
5.50%, 09/01/2037	7	7	6.50%, 05/01/2032	1	1
5.50%, 11/01/2037	8	9	6.50%, 04/01/2035	2	2
5.50%, 01/01/2038	6	7	6.50%, 09/01/2036	7	7
5.50%, 01/01/2038	38	43	6.50%, 10/01/2037	17	20
5.50%, 04/01/2038	4	5	6.50%, 11/01/2037	9	10
5.50%, 04/01/2038	2	2	6.50%, 12/01/2037	1	1
5.50%, 04/01/2038	21	23	6.50%, 02/01/2038	2	3
5.50%, 05/01/2038	4	5	6.50%, 09/01/2038	11	12
5.50%, 05/01/2038	7	8	6.50%, 10/01/2038	4	5
5.50%, 06/01/2038	1	2	6.50%, 01/01/2039	6	6
5.50%, 06/01/2038	83	92	6.50%, 09/01/2039	15	17
5.50%, 06/01/2038	10	11	7.00%, 10/01/2029	1	1
5.50%, 07/01/2038	23	25	7.00%, 09/01/2031	4	5
5.50%, 07/01/2038	3	4	7.00%, 09/01/2038	4	5
5.50%, 07/01/2038	4	4	7.50%, 07/01/2029	17	19
5.50%, 08/01/2038	27	30	7.50%, 10/01/2030	2	2
5.50%, 09/01/2038	129	144			$177,899
5.50%, 09/01/2038	7	8	Federal National Mortgage Association (FNMA) - 12.22%
5.50%, 10/01/2038	106	118	2.00%, 08/01/2028	173	171
5.50%, 10/01/2038	5	5	2.00%, 09/01/2028	219	216
5.50%, 11/01/2038	4	4	2.00%, 11/01/2028	48	47
5.50%, 11/01/2038	1	1	2.00%, 01/01/2029	20	20
5.50%, 12/01/2038	98	110	2.00%, 05/01/2029	762	750
5.50%, 01/01/2039	14	15

See accompanying notes.

Schedule of Investments
Bond Market Index Account
June 30, 2017 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)
Federal National Mortgage Association (FNMA) (continued)				Federal National Mortgage Association (FNMA) (continued)
2.00%, 05/01/2030	$400	$392		3.00%, 04/01/2027	$88	$90
2.00%, 01/01/2032	256	251		3.00%, 04/01/2027	91	94
2.00%, 03/01/2032	344	337		3.00%, 07/01/2027	257	264
2.00%, 04/01/2032	250	245		3.00%, 08/01/2027	279	287
2.50%, 12/01/2027	15	15		3.00%, 10/01/2027	246	253
2.50%, 01/01/2028	256	259		3.00%, 10/01/2028	502	515
2.50%, 02/01/2028	62	63		3.00%, 11/01/2028	304	313
2.50%, 06/01/2028	18	18		3.00%, 12/01/2028	36	37
2.50%, 06/01/2028	407	412		3.00%, 12/01/2028	46	47
2.50%, 07/01/2028	295	298		3.00%, 02/01/2029	234	241
2.50%, 08/01/2028	298	302		3.00%, 03/01/2029	356	366
2.50%, 08/01/2028	17	17		3.00%, 03/01/2029	211	217
2.50%, 08/01/2028	134	135		3.00%, 04/01/2029	294	302
2.50%, 08/01/2028	303	307		3.00%, 04/01/2029	56	57
2.50%, 09/01/2028	345	349		3.00%, 05/01/2029	231	237
2.50%, 09/01/2028	118	120		3.00%, 05/01/2029	114	117
2.50%, 10/01/2028	400	405		3.00%, 05/01/2029	65	67
2.50%, 05/01/2029	59	60		3.00%, 06/01/2029	169	173
2.50%, 06/01/2029	572	577		3.00%, 07/01/2029	131	134
2.50%, 07/01/2029	461	465		3.00%, 07/01/2029	13	14
2.50%, 07/01/2029	155	156		3.00%, 08/01/2029	248	255
2.50%, 07/01/2029	189	190		3.00%, 08/01/2029	340	349
2.50%, 09/01/2029	57	57		3.00%, 08/01/2029	28	29
2.50%, 09/01/2029	385	388		3.00%, 08/01/2029	256	263
2.50%, 12/01/2029	73	74		3.00%, 10/01/2029	277	285
2.50%, 12/01/2029	278	280		3.00%, 10/01/2029	176	181
2.50%, 12/01/2029	86	86		3.00%, 10/01/2029	117	120
2.50%, 01/01/2030	301	304		3.00%, 10/01/2029	171	176
2.50%, 02/01/2030	139	140		3.00%, 11/01/2029	137	141
2.50%, 04/01/2030	19	19		3.00%, 01/01/2030	93	96
2.50%, 04/01/2030	393	397		3.00%, 01/01/2030	355	365
2.50%, 05/01/2030	790	797		3.00%, 01/01/2030	848	871
2.50%, 06/01/2030	95	95		3.00%, 01/01/2030	793	815
2.50%, 06/01/2030	85	86		3.00%, 03/01/2030	430	442
2.50%, 06/01/2030	138	139		3.00%, 06/01/2030	450	462
2.50%, 06/01/2030	519	523		3.00%, 06/01/2030	492	506
2.50%, 08/01/2030	235	236		3.00%, 08/01/2030	355	365
2.50%, 08/01/2030	944	952		3.00%, 09/01/2030	171	176
2.50%, 12/01/2030	1,026	1,032		3.00%, 09/01/2030	777	798
2.50%, 01/01/2031	408	412		3.00%, 10/01/2030	496	509
2.50%, 01/01/2031	277	279		3.00%, 11/01/2030	276	283
2.50%, 02/01/2031	365	368		3.00%, 11/01/2030	83	85
2.50%, 02/01/2031	379	381		3.00%, 02/01/2031	210	216
2.50%, 05/01/2031	258	260		3.00%, 09/01/2031	96	98
2.50%, 06/01/2031	403	406		3.00%, 05/01/2032	259	265
2.50%, 09/01/2031	108	108		3.00%, 07/01/2032(e)	2,825	2,899
2.50%, 11/01/2031	1,332	1,339		3.00%, 08/01/2032	403	412
2.50%, 12/01/2031	661	665		3.00%, 10/01/2032	435	445
2.50%, 12/01/2031	574	577		3.00%, 08/01/2033	1,026	1,050
2.50%, 01/01/2032	1,240	1,247		3.00%, 12/01/2033	469	480
2.50%, 02/01/2032	689	693		3.00%, 05/01/2034	235	241
2.50%, 03/01/2032	311	313		3.00%, 10/01/2034	117	119
2.50%, 03/01/2032	476	479		3.00%, 11/01/2034	300	305
2.50%, 07/01/2032(e)	2,575	2,588		3.00%, 02/01/2035	260	266
2.50%, 11/01/2032	63	63		3.00%, 02/01/2035	323	329
2.50%, 07/01/2033	133	132		3.00%, 03/01/2035	138	141
2.50%, 10/01/2036	191	188		3.00%, 04/01/2035	144	147
2.50%, 10/01/2036	72	71		3.00%, 06/01/2035	314	320
2.50%, 12/01/2036	293	289		3.00%, 07/01/2035	118	120
2.50%, 01/01/2043	684	663		3.00%, 11/01/2035	181	185
2.50%, 07/01/2043	66	64		3.00%, 07/01/2036	277	282
2.50%, 08/01/2043	142	137		3.00%, 12/01/2036	558	567
2.50%, 10/01/2043	402	390		3.00%, 12/01/2036	677	687
2.50%, 05/01/2046	99	96		3.00%, 12/01/2036	387	393
2.50%, 05/01/2046	93	90		3.00%, 02/01/2037	318	323
2.50%, 11/01/2046	100	96		3.00%, 02/01/2037	49	50
2.50%, 12/01/2046	270	261		3.00%, 06/01/2037	125	127
3.00%, 09/01/2026	64	66		3.00%, 04/01/2042	281	282
3.00%, 11/01/2026	219	226		3.00%, 09/01/2042	143	143
3.00%, 11/01/2026	77	79		3.00%, 11/01/2042	989	995
3.00%, 01/01/2027	62	64		3.00%, 12/01/2042	164	165
3.00%, 02/01/2027	380	391		3.00%, 02/01/2043	635	638
3.00%, 02/01/2027	56	57

See accompanying notes.

Schedule of Investments
Bond Market Index Account
June 30, 2017 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)
Federal National Mortgage Association (FNMA) (continued)				Federal National Mortgage Association (FNMA) (continued)
3.00%, 02/01/2043	$628	$633		3.00%, 05/01/2046	$391	$391
3.00%, 04/01/2043	1,416	1,421		3.00%, 05/01/2046	149	148
3.00%, 04/01/2043	346	348		3.00%, 06/01/2046	237	237
3.00%, 04/01/2043	846	850		3.00%, 07/01/2046	1,054	1,054
3.00%, 04/01/2043	626	629		3.00%, 08/01/2046	1,033	1,032
3.00%, 04/01/2043	377	379		3.00%, 08/01/2046	311	311
3.00%, 04/01/2043	486	488		3.00%, 09/01/2046	1,335	1,334
3.00%, 04/01/2043	636	639		3.00%, 09/01/2046	1,336	1,335
3.00%, 04/01/2043	526	528		3.00%, 09/01/2046	320	320
3.00%, 04/01/2043	496	499		3.00%, 09/01/2046	506	506
3.00%, 05/01/2043	378	380		3.00%, 10/01/2046	1,851	1,850
3.00%, 05/01/2043	76	77		3.00%, 10/01/2046	225	225
3.00%, 05/01/2043	474	476		3.00%, 11/01/2046	1,338	1,337
3.00%, 05/01/2043	712	715		3.00%, 11/01/2046	26	26
3.00%, 06/01/2043	662	665		3.00%, 11/01/2046	1,055	1,054
3.00%, 06/01/2043	33	33		3.00%, 11/01/2046	973	972
3.00%, 06/01/2043	617	620		3.00%, 11/01/2046	1,360	1,359
3.00%, 06/01/2043	1,216	1,221		3.00%, 11/01/2046	966	965
3.00%, 06/01/2043	473	475		3.00%, 12/01/2046	2,071	2,070
3.00%, 06/01/2043	25	25		3.00%, 12/01/2046	1,263	1,263
3.00%, 07/01/2043	892	895		3.00%, 12/01/2046	1,367	1,367
3.00%, 07/01/2043	211	212		3.00%, 12/01/2046	42	42
3.00%, 07/01/2043	128	128		3.00%, 01/01/2047	26	26
3.00%, 07/01/2043	517	519		3.00%, 01/01/2047	1,469	1,468
3.00%, 07/01/2043	295	296		3.00%, 02/01/2047	1,155	1,154
3.00%, 07/01/2043	43	43		3.00%, 02/01/2047	1,475	1,474
3.00%, 07/01/2043	361	362		3.00%, 02/01/2047	250	250
3.00%, 08/01/2043	148	148		3.00%, 04/01/2047	335	335
3.00%, 08/01/2043	89	89		3.00%, 05/01/2047	505	504
3.00%, 08/01/2043	227	228		3.00%, 07/01/2047(e)	5,875	5,867
3.00%, 08/01/2043	1,093	1,098		3.50%, 01/01/2020	145	151
3.00%, 08/01/2043	265	266		3.50%, 04/01/2022	152	158
3.00%, 08/01/2043	341	343		3.50%, 03/01/2023	110	115
3.00%, 08/01/2043	579	581		3.50%, 08/01/2025	20	21
3.00%, 08/01/2043	749	752		3.50%, 10/01/2025	15	15
3.00%, 09/01/2043	907	910		3.50%, 11/01/2025	18	19
3.00%, 09/01/2043	18	18		3.50%, 11/01/2025	222	232
3.00%, 09/01/2043	26	27		3.50%, 12/01/2025	34	35
3.00%, 09/01/2043	394	396		3.50%, 12/01/2025	104	109
3.00%, 09/01/2043	18	18		3.50%, 12/01/2025	18	19
3.00%, 10/01/2043	1,156	1,160		3.50%, 01/01/2026	541	563
3.00%, 10/01/2043	232	232		3.50%, 01/01/2026	62	64
3.00%, 11/01/2043	128	129		3.50%, 01/01/2026	23	24
3.00%, 11/01/2043	132	132		3.50%, 02/01/2026	163	170
3.00%, 11/01/2043	221	222		3.50%, 03/01/2026	452	471
3.00%, 11/01/2043	337	338		3.50%, 03/01/2026	158	164
3.00%, 12/01/2043	22	22		3.50%, 03/01/2026	6	7
3.00%, 01/01/2044	163	164		3.50%, 05/01/2026	10	11
3.00%, 01/01/2045	29	29		3.50%, 06/01/2026	43	45
3.00%, 01/01/2045	882	882		3.50%, 06/01/2026	53	55
3.00%, 05/01/2045	1,067	1,067		3.50%, 07/01/2026	10	10
3.00%, 06/01/2045	29	29		3.50%, 08/01/2026	6	7
3.00%, 06/01/2045	78	78		3.50%, 08/01/2026	75	78
3.00%, 09/01/2045	193	193		3.50%, 09/01/2026	311	323
3.00%, 09/01/2045	190	190		3.50%, 10/01/2026	23	24
3.00%, 10/01/2045	712	712		3.50%, 12/01/2026	96	100
3.00%, 11/01/2045	170	170		3.50%, 12/01/2026	361	376
3.00%, 11/01/2045	392	392		3.50%, 01/01/2027	108	112
3.00%, 12/01/2045	882	882		3.50%, 01/01/2027	61	64
3.00%, 12/01/2045	117	117		3.50%, 02/01/2027	226	235
3.00%, 12/01/2045	66	66		3.50%, 11/01/2028	328	342
3.00%, 12/01/2045	63	62		3.50%, 12/01/2028	16	17
3.00%, 01/01/2046	563	563		3.50%, 12/01/2028	180	187
3.00%, 01/01/2046	26	26		3.50%, 01/01/2029	178	185
3.00%, 02/01/2046	1,065	1,064		3.50%, 03/01/2029	19	20
3.00%, 02/01/2046	327	326		3.50%, 03/01/2029	282	293
3.00%, 02/01/2046	34	34		3.50%, 12/01/2029	75	78
3.00%, 02/01/2046	621	621		3.50%, 12/01/2029	153	159
3.00%, 03/01/2046	84	84		3.50%, 04/01/2030	153	159
3.00%, 04/01/2046	155	154		3.50%, 11/01/2030	41	43
3.00%, 04/01/2046	977	977		3.50%, 01/01/2031	12	13
3.00%, 05/01/2046	100	100		3.50%, 04/01/2031	25	26
3.00%, 05/01/2046	563	563

See accompanying notes.

Schedule of Investments
Bond Market Index Account
June 30, 2017 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)
Federal National Mortgage Association (FNMA) (continued)				Federal National Mortgage Association (FNMA) (continued)
3.50%, 02/01/2032	$193	$202		3.50%, 10/01/2044	$72	$74
3.50%, 04/01/2032	105	110		3.50%, 10/01/2044	34	35
3.50%, 05/01/2032	233	244		3.50%, 10/01/2044	312	321
3.50%, 06/01/2032	410	428		3.50%, 11/01/2044	861	885
3.50%, 07/01/2032	146	153		3.50%, 12/01/2044	751	772
3.50%, 07/01/2032(e)	900	936		3.50%, 12/01/2044	808	830
3.50%, 09/01/2032	229	239		3.50%, 12/01/2044	144	148
3.50%, 09/01/2033	110	114		3.50%, 01/01/2045	963	989
3.50%, 10/01/2033	227	237		3.50%, 02/01/2045	123	127
3.50%, 11/01/2033	233	243		3.50%, 04/01/2045	991	1,018
3.50%, 01/01/2034	164	171		3.50%, 05/01/2045	317	325
3.50%, 06/01/2034	305	319		3.50%, 05/01/2045	40	41
3.50%, 08/01/2034	81	84		3.50%, 07/01/2045	166	171
3.50%, 11/01/2034	186	193		3.50%, 07/01/2045	813	836
3.50%, 12/01/2035	434	452		3.50%, 07/01/2045(e)	23,700	24,342
3.50%, 07/01/2036	449	466		3.50%, 08/01/2045(e)	925	948
3.50%, 02/01/2037	293	304		3.50%, 08/01/2045	1,024	1,053
3.50%, 03/01/2037	294	305		3.50%, 08/01/2045	969	996
3.50%, 10/01/2040	10	10		3.50%, 09/01/2045	523	537
3.50%, 11/01/2040	43	44		3.50%, 09/01/2045	965	991
3.50%, 12/01/2040	47	49		3.50%, 09/01/2045	1,019	1,048
3.50%, 01/01/2041	32	33		3.50%, 10/01/2045	25	26
3.50%, 02/01/2041	19	19		3.50%, 11/01/2045	818	840
3.50%, 02/01/2041	21	21		3.50%, 11/01/2045	25	26
3.50%, 03/01/2041	77	80		3.50%, 11/01/2045	1,004	1,032
3.50%, 03/01/2041	108	111		3.50%, 11/01/2045	419	430
3.50%, 10/01/2041	195	201		3.50%, 12/01/2045	826	849
3.50%, 12/01/2041	553	571		3.50%, 12/01/2045	933	959
3.50%, 12/01/2041	200	207		3.50%, 01/01/2046	1,179	1,211
3.50%, 12/01/2041	615	635		3.50%, 02/01/2046	748	769
3.50%, 01/01/2042	114	117		3.50%, 02/01/2046	372	383
3.50%, 01/01/2042	204	211		3.50%, 02/01/2046	112	115
3.50%, 01/01/2042	107	110		3.50%, 03/01/2046	1,119	1,150
3.50%, 02/01/2042	23	23		3.50%, 03/01/2046	813	835
3.50%, 02/01/2042	49	51		3.50%, 03/01/2046	1,063	1,093
3.50%, 03/01/2042	52	54		3.50%, 03/01/2046	782	803
3.50%, 03/01/2042	66	68		3.50%, 04/01/2046	68	70
3.50%, 03/01/2042	437	451		3.50%, 05/01/2046	1,319	1,356
3.50%, 03/01/2042	120	123		3.50%, 06/01/2046	219	225
3.50%, 03/01/2042	228	235		3.50%, 06/01/2046	1,355	1,392
3.50%, 03/01/2042	139	144		3.50%, 07/01/2046	968	995
3.50%, 04/01/2042	103	107		3.50%, 09/01/2046	933	959
3.50%, 04/01/2042	93	96		3.50%, 11/01/2046	1,344	1,381
3.50%, 04/01/2042	135	139		3.50%, 12/01/2046	1,100	1,130
3.50%, 04/01/2042	86	89		4.00%, 08/01/2018	74	76
3.50%, 05/01/2042	144	148		4.00%, 09/01/2018	9	9
3.50%, 05/01/2042	1,028	1,061		4.00%, 09/01/2018	33	34
3.50%, 07/01/2042	263	272		4.00%, 09/01/2018	13	13
3.50%, 07/01/2042	149	153		4.00%, 05/01/2019	44	46
3.50%, 08/01/2042	190	196		4.00%, 07/01/2019	5	5
3.50%, 09/01/2042	56	58		4.00%, 03/01/2024	64	67
3.50%, 09/01/2042	148	152		4.00%, 05/01/2024	15	16
3.50%, 10/01/2042	20	20		4.00%, 05/01/2024	13	13
3.50%, 10/01/2042	503	519		4.00%, 06/01/2024	24	25
3.50%, 10/01/2042	1,079	1,113		4.00%, 07/01/2024	23	24
3.50%, 04/01/2043	140	145		4.00%, 09/01/2024	11	12
3.50%, 04/01/2043	266	274		4.00%, 10/01/2024	99	104
3.50%, 05/01/2043	850	877		4.00%, 11/01/2024	6	6
3.50%, 05/01/2043	684	707		4.00%, 01/01/2025	19	20
3.50%, 05/01/2043	342	352		4.00%, 03/01/2025	20	21
3.50%, 06/01/2043	403	414		4.00%, 04/01/2025	103	108
3.50%, 06/01/2043	684	706		4.00%, 04/01/2025	7	7
3.50%, 07/01/2043	376	389		4.00%, 05/01/2025	26	27
3.50%, 08/01/2043	860	885		4.00%, 05/01/2025	6	6
3.50%, 08/01/2043	200	207		4.00%, 05/01/2025	18	19
3.50%, 09/01/2043	692	713		4.00%, 05/01/2025	19	20
3.50%, 09/01/2043	254	261		4.00%, 05/01/2025	3	3
3.50%, 12/01/2043	239	246		4.00%, 06/01/2025	6	6
3.50%, 01/01/2044	57	58		4.00%, 06/01/2025	19	20
3.50%, 02/01/2044	542	557		4.00%, 07/01/2025	31	32
3.50%, 02/01/2044	284	292		4.00%, 08/01/2025	16	16
3.50%, 04/01/2044	57	58		4.00%, 09/01/2025	21	22
3.50%, 10/01/2044	855	879

See accompanying notes.

Schedule of Investments
Bond Market Index Account
June 30, 2017 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)
Federal National Mortgage Association (FNMA) (continued)				Federal National Mortgage Association (FNMA) (continued)
4.00%, 11/01/2025	$28	$29		4.00%, 11/01/2041	$10	$11
4.00%, 12/01/2025	37	39		4.00%, 11/01/2041	84	88
4.00%, 01/01/2026	63	66		4.00%, 11/01/2041	59	63
4.00%, 01/01/2026	22	23		4.00%, 12/01/2041	208	219
4.00%, 01/01/2026	77	80		4.00%, 12/01/2041	76	81
4.00%, 03/01/2026	47	49		4.00%, 12/01/2041	116	123
4.00%, 03/01/2026	84	89		4.00%, 12/01/2041	78	82
4.00%, 03/01/2026	4	4		4.00%, 12/01/2041	78	82
4.00%, 05/01/2026	22	23		4.00%, 01/01/2042	77	81
4.00%, 06/01/2026	25	26		4.00%, 01/01/2042	27	28
4.00%, 07/01/2026	24	25		4.00%, 01/01/2042	100	106
4.00%, 08/01/2026	95	99		4.00%, 02/01/2042	57	60
4.00%, 09/01/2026	53	56		4.00%, 05/01/2042	559	590
4.00%, 04/01/2029	7	7		4.00%, 02/01/2043	212	223
4.00%, 10/01/2030	20	21		4.00%, 02/01/2043	116	122
4.00%, 12/01/2030	168	178		4.00%, 08/01/2043	138	145
4.00%, 02/01/2031	57	60		4.00%, 09/01/2043	27	28
4.00%, 07/01/2031	37	39		4.00%, 09/01/2043	109	115
4.00%, 10/01/2031	143	152		4.00%, 12/01/2043	217	228
4.00%, 11/01/2031	35	37		4.00%, 01/01/2044	607	643
4.00%, 12/01/2031	28	30		4.00%, 02/01/2044	49	52
4.00%, 01/01/2032	43	46		4.00%, 04/01/2044	709	746
4.00%, 09/01/2033	314	333		4.00%, 06/01/2044	376	396
4.00%, 01/01/2036	318	338		4.00%, 06/01/2044	587	622
4.00%, 02/01/2036	200	213		4.00%, 06/01/2044	105	111
4.00%, 01/01/2037	235	250		4.00%, 07/01/2044	533	560
4.00%, 03/01/2039	9	10		4.00%, 07/01/2044	740	779
4.00%, 08/01/2039	6	7		4.00%, 09/01/2044	273	287
4.00%, 08/01/2039	35	37		4.00%, 10/01/2044	389	410
4.00%, 10/01/2039	15	16		4.00%, 10/01/2044	389	409
4.00%, 10/01/2039	378	398		4.00%, 10/01/2044	316	333
4.00%, 11/01/2039	42	45		4.00%, 10/01/2044	166	174
4.00%, 12/01/2039	13	14		4.00%, 11/01/2044	398	419
4.00%, 02/01/2040	38	40		4.00%, 11/01/2044	109	115
4.00%, 05/01/2040	6	6		4.00%, 11/01/2044	199	210
4.00%, 05/01/2040	35	37		4.00%, 12/01/2044	128	134
4.00%, 08/01/2040	24	25		4.00%, 12/01/2044	519	546
4.00%, 10/01/2040	14	15		4.00%, 12/01/2044	90	94
4.00%, 10/01/2040	40	43		4.00%, 12/01/2044	102	108
4.00%, 10/01/2040	25	26		4.00%, 12/01/2044	527	554
4.00%, 10/01/2040	73	78		4.00%, 01/01/2045	271	285
4.00%, 10/01/2040	12	13		4.00%, 01/01/2045	50	53
4.00%, 10/01/2040	21	22		4.00%, 01/01/2045	15	16
4.00%, 10/01/2040	45	47		4.00%, 01/01/2045	44	46
4.00%, 11/01/2040	19	20		4.00%, 02/01/2045	331	348
4.00%, 12/01/2040	47	50		4.00%, 02/01/2045	702	739
4.00%, 12/01/2040	76	80		4.00%, 02/01/2045	269	283
4.00%, 12/01/2040	81	85		4.00%, 03/01/2045	30	32
4.00%, 12/01/2040	17	17		4.00%, 07/01/2045	607	638
4.00%, 12/01/2040	57	60		4.00%, 07/01/2045	43	45
4.00%, 01/01/2041	38	40		4.00%, 07/01/2045	436	459
4.00%, 01/01/2041	536	566		4.00%, 08/01/2045	64	68
4.00%, 01/01/2041	85	90		4.00%, 08/01/2045	15	16
4.00%, 01/01/2041	60	63		4.00%, 09/01/2045(e)	1,625	1,705
4.00%, 02/01/2041	90	95		4.00%, 09/01/2045	718	755
4.00%, 02/01/2041	57	61		4.00%, 10/01/2045	169	179
4.00%, 02/01/2041	151	160		4.00%, 10/01/2045	728	766
4.00%, 02/01/2041	48	50		4.00%, 11/01/2045	395	415
4.00%, 02/01/2041	429	453		4.00%, 11/01/2045	141	148
4.00%, 02/01/2041	82	87		4.00%, 11/01/2045	876	921
4.00%, 03/01/2041	50	53		4.00%, 11/01/2045	25	26
4.00%, 03/01/2041	378	399		4.00%, 12/01/2045	209	220
4.00%, 03/01/2041	85	90		4.00%, 12/01/2045	324	340
4.00%, 04/01/2041	7	7		4.00%, 01/01/2046	720	758
4.00%, 07/01/2041(e)	18,925	19,894		4.00%, 02/01/2046	148	156
4.00%, 09/01/2041	214	225		4.00%, 02/01/2046	902	949
4.00%, 09/01/2041	132	139		4.00%, 02/01/2046	187	197
4.00%, 09/01/2041	23	24		4.00%, 03/01/2046	163	171
4.00%, 10/01/2041	13	14		4.00%, 03/01/2046	332	349
4.00%, 10/01/2041	71	75		4.00%, 03/01/2046	315	331
4.00%, 10/01/2041	154	163		4.00%, 03/01/2046	334	351
4.00%, 11/01/2041	27	28		4.00%, 04/01/2046	702	738
4.00%, 11/01/2041	126	133

See accompanying notes.

Schedule of Investments
Bond Market Index Account
June 30, 2017 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)
Federal National Mortgage Association (FNMA) (continued)				Federal National Mortgage Association (FNMA) (continued)
4.00%, 04/01/2046	$47	$49		4.50%, 05/01/2040	$35	$38
4.00%, 07/01/2046	1,075	1,130		4.50%, 05/01/2040	152	164
4.00%, 08/01/2046	42	44		4.50%, 06/01/2040	25	27
4.50%, 02/01/2018	3	3		4.50%, 07/01/2040	1	2
4.50%, 05/01/2018	57	58		4.50%, 07/01/2040	34	37
4.50%, 08/01/2018	47	48		4.50%, 08/01/2040(e)	450	482
4.50%, 09/01/2018	77	79		4.50%, 08/01/2040	79	86
4.50%, 12/01/2018	54	56		4.50%, 08/01/2040	47	50
4.50%, 03/01/2019	34	35		4.50%, 08/01/2040	152	164
4.50%, 05/01/2019	14	14		4.50%, 08/01/2040	248	268
4.50%, 01/01/2020	68	69		4.50%, 09/01/2040	19	20
4.50%, 09/01/2020	3	3		4.50%, 09/01/2040	24	26
4.50%, 05/01/2022	9	9		4.50%, 09/01/2040	31	34
4.50%, 02/01/2024	4	4		4.50%, 10/01/2040	115	125
4.50%, 04/01/2024	2	2		4.50%, 12/01/2040	23	25
4.50%, 04/01/2024	1	1		4.50%, 12/01/2040	311	334
4.50%, 11/01/2024	9	10		4.50%, 03/01/2041	30	32
4.50%, 12/01/2024	15	16		4.50%, 03/01/2041	170	184
4.50%, 12/01/2024	24	26		4.50%, 03/01/2041	47	51
4.50%, 02/01/2025	34	35		4.50%, 03/01/2041	48	52
4.50%, 02/01/2025	27	28		4.50%, 04/01/2041	40	43
4.50%, 04/01/2025	3	4		4.50%, 04/01/2041	6	7
4.50%, 05/01/2025	26	27		4.50%, 05/01/2041	53	57
4.50%, 04/01/2026	40	42		4.50%, 05/01/2041	167	181
4.50%, 07/01/2029	3	3		4.50%, 05/01/2041	97	105
4.50%, 02/01/2030	17	19		4.50%, 06/01/2041	31	33
4.50%, 04/01/2030	6	7		4.50%, 06/01/2041	173	187
4.50%, 08/01/2030	123	132		4.50%, 06/01/2041	98	106
4.50%, 09/01/2030	101	109		4.50%, 06/01/2041	120	129
4.50%, 01/01/2031	21	22		4.50%, 06/01/2041	45	49
4.50%, 04/01/2031	11	12		4.50%, 07/01/2041	62	68
4.50%, 05/01/2031	18	19		4.50%, 07/01/2041	39	43
4.50%, 07/01/2031	74	80		4.50%, 07/01/2041	48	52
4.50%, 08/01/2031	39	42		4.50%, 07/01/2041(e)	1,500	1,609
4.50%, 08/01/2033	20	21		4.50%, 08/01/2041	59	64
4.50%, 08/01/2033	2	2		4.50%, 09/01/2041	60	65
4.50%, 11/01/2033	50	53		4.50%, 09/01/2041	314	339
4.50%, 02/01/2035	153	165		4.50%, 09/01/2041	80	86
4.50%, 12/01/2035	124	133		4.50%, 10/01/2041	62	67
4.50%, 01/01/2036	2	2		4.50%, 11/01/2041	77	83
4.50%, 03/01/2036	6	6		4.50%, 11/01/2041	70	76
4.50%, 04/01/2038	27	29		4.50%, 11/01/2041	58	63
4.50%, 06/01/2038	27	29		4.50%, 11/01/2041	67	72
4.50%, 01/01/2039	5	6		4.50%, 12/01/2041	77	83
4.50%, 02/01/2039	15	16		4.50%, 04/01/2042	29	31
4.50%, 04/01/2039	10	11		4.50%, 09/01/2042	119	128
4.50%, 04/01/2039	50	55		4.50%, 09/01/2043	504	541
4.50%, 04/01/2039	66	72		4.50%, 09/01/2043	425	459
4.50%, 06/01/2039	82	89		4.50%, 09/01/2043	188	202
4.50%, 06/01/2039	49	53		4.50%, 10/01/2043	539	579
4.50%, 06/01/2039	15	16		4.50%, 11/01/2043	17	18
4.50%, 06/01/2039	25	27		4.50%, 12/01/2043	24	25
4.50%, 07/01/2039	44	47		4.50%, 12/01/2043	176	189
4.50%, 07/01/2039	30	33		4.50%, 01/01/2044	749	805
4.50%, 07/01/2039	67	72		4.50%, 02/01/2044	449	482
4.50%, 08/01/2039	33	36		4.50%, 03/01/2044	216	232
4.50%, 09/01/2039	28	30		4.50%, 03/01/2044	325	349
4.50%, 10/01/2039	19	20		4.50%, 04/01/2044	126	135
4.50%, 10/01/2039	85	91		4.50%, 04/01/2044	47	51
4.50%, 10/01/2039	53	57		4.50%, 05/01/2044	294	316
4.50%, 12/01/2039	67	73		4.50%, 05/01/2044	195	209
4.50%, 12/01/2039	103	112		4.50%, 05/01/2044	114	122
4.50%, 12/01/2039	21	23		4.50%, 05/01/2044	285	306
4.50%, 12/01/2039	46	50		4.50%, 05/01/2044	960	1,031
4.50%, 12/01/2039	18	19		4.50%, 06/01/2044	368	395
4.50%, 01/01/2040	86	94		4.50%, 06/01/2044	495	531
4.50%, 01/01/2040	120	130		4.50%, 06/01/2044	247	265
4.50%, 02/01/2040	36	39		4.50%, 06/01/2044	349	375
4.50%, 02/01/2040	62	67		4.50%, 06/01/2044	604	649
4.50%, 03/01/2040	40	43		4.50%, 07/01/2044	10	11
4.50%, 04/01/2040	56	60		4.50%, 07/01/2044	513	551
4.50%, 05/01/2040	42	45		4.50%, 07/01/2044	280	301
4.50%, 05/01/2040	93	100

See accompanying notes.

Schedule of Investments
Bond Market Index Account
June 30, 2017 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)
Federal National Mortgage Association (FNMA) (continued)				Federal National Mortgage Association (FNMA) (continued)
4.50%, 08/01/2044	$130	$139		5.00%, 07/01/2039	$188	$206
4.50%, 08/01/2044	392	421		5.00%, 07/01/2039	203	222
4.50%, 08/01/2044	35	37		5.00%, 07/01/2039	49	54
4.50%, 08/01/2044	53	57		5.00%, 10/01/2039	38	42
4.50%, 10/01/2044	26	28		5.00%, 12/01/2039	85	93
4.50%, 03/01/2046	114	122		5.00%, 12/01/2039	34	37
4.50%, 08/01/2046	377	404		5.00%, 01/01/2040	70	78
4.50%, 01/01/2047	141	151		5.00%, 02/01/2040	97	108
5.00%, 03/01/2018	36	37		5.00%, 05/01/2040	22	24
5.00%, 11/01/2018	1	1		5.00%, 05/01/2040	145	159
5.00%, 06/01/2019	9	9		5.00%, 06/01/2040	63	69
5.00%, 07/01/2019	19	19		5.00%, 06/01/2040	51	56
5.00%, 11/01/2020	80	84		5.00%, 06/01/2040	10	11
5.00%, 11/01/2021	4	4		5.00%, 08/01/2040	21	23
5.00%, 02/01/2023	11	11		5.00%, 08/01/2040	96	105
5.00%, 07/01/2023	1	1		5.00%, 08/01/2040	29	32
5.00%, 09/01/2023	56	59		5.00%, 09/01/2040	10	10
5.00%, 12/01/2023	4	4		5.00%, 09/01/2040	89	97
5.00%, 12/01/2023	8	8		5.00%, 11/01/2040	35	38
5.00%, 01/01/2024	29	29		5.00%, 02/01/2041	282	309
5.00%, 01/01/2024	9	10		5.00%, 02/01/2041	411	449
5.00%, 02/01/2024	85	89		5.00%, 04/01/2041	27	29
5.00%, 07/01/2024	8	8		5.00%, 05/01/2041	37	41
5.00%, 12/01/2024	39	41		5.00%, 05/01/2041	39	43
5.00%, 03/01/2028	214	235		5.00%, 05/01/2041	40	44
5.00%, 04/01/2029	13	15		5.00%, 05/01/2041	15	16
5.00%, 09/01/2029	159	173		5.00%, 07/01/2041	311	340
5.00%, 03/01/2030	23	26		5.00%, 07/01/2041	9	9
5.00%, 08/01/2030	28	31		5.00%, 09/01/2041	1,012	1,108
5.00%, 05/01/2033	15	17		5.00%, 05/01/2042	580	634
5.00%, 05/01/2033	10	11		5.00%, 09/01/2043	488	533
5.00%, 07/01/2033	72	79		5.00%, 10/01/2043	198	216
5.00%, 08/01/2033	4	4		5.00%, 11/01/2043	463	506
5.00%, 09/01/2033	32	35		5.00%, 12/01/2043	415	453
5.00%, 09/01/2033	38	41		5.00%, 01/01/2044	104	114
5.00%, 11/01/2033	43	47		5.00%, 01/01/2044	132	145
5.00%, 02/01/2034	5	6		5.00%, 03/01/2044	250	273
5.00%, 03/01/2034	7	8		5.00%, 03/01/2044	446	488
5.00%, 05/01/2034	55	60		5.00%, 05/01/2044	233	254
5.00%, 02/01/2035	49	54		5.00%, 07/01/2044	212	231
5.00%, 03/01/2035	7	7		5.00%, 08/01/2044	193	211
5.00%, 04/01/2035	7	8		5.00%, 11/01/2044	415	454
5.00%, 06/01/2035	96	105		5.50%, 02/01/2018	4	4
5.00%, 07/01/2035	11	12		5.50%, 12/01/2018	3	3
5.00%, 07/01/2035	44	48		5.50%, 08/01/2019	11	11
5.00%, 07/01/2035	4	5		5.50%, 12/01/2019	1	1
5.00%, 07/01/2035	190	209		5.50%, 01/01/2021	1	1
5.00%, 07/01/2035	122	134		5.50%, 05/01/2021	4	4
5.00%, 09/01/2035	6	7		5.50%, 10/01/2021	2	2
5.00%, 10/01/2035	22	24		5.50%, 11/01/2022	5	5
5.00%, 01/01/2036	40	44		5.50%, 11/01/2022	10	10
5.00%, 03/01/2036	40	44		5.50%, 02/01/2023	8	9
5.00%, 03/01/2036	25	28		5.50%, 03/01/2023	7	8
5.00%, 04/01/2036	2	2		5.50%, 04/01/2023	10	10
5.00%, 05/01/2036	1	1		5.50%, 07/01/2023	8	9
5.00%, 06/01/2036	73	81		5.50%, 09/01/2023	8	9
5.00%, 07/01/2036	54	59		5.50%, 12/01/2023	4	5
5.00%, 04/01/2037	503	549		5.50%, 05/01/2025	6	6
5.00%, 07/01/2037	15	17		5.50%, 06/01/2028	8	9
5.00%, 02/01/2038	102	112		5.50%, 09/01/2028	2	2
5.00%, 04/01/2038	37	41		5.50%, 01/01/2029	6	6
5.00%, 05/01/2038	1	1		5.50%, 12/01/2029	27	30
5.00%, 06/01/2038	4	4		5.50%, 06/01/2033	11	12
5.00%, 12/01/2038	9	10		5.50%, 04/01/2034	54	60
5.00%, 01/01/2039	32	35		5.50%, 04/01/2034	38	42
5.00%, 01/01/2039	454	496		5.50%, 04/01/2034	28	31
5.00%, 02/01/2039	41	45		5.50%, 05/01/2034	34	38
5.00%, 03/01/2039	21	23		5.50%, 06/01/2034	3	3
5.00%, 03/01/2039	2	2		5.50%, 11/01/2034	30	34
5.00%, 04/01/2039	43	48		5.50%, 01/01/2035	8	8
5.00%, 04/01/2039	33	36		5.50%, 01/01/2035	30	34
5.00%, 04/01/2039	16	18		5.50%, 03/01/2035	12	14
5.00%, 06/01/2039	91	99

See accompanying notes.

Schedule of Investments
Bond Market Index Account
June 30, 2017 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)
Federal National Mortgage Association (FNMA) (continued)				Federal National Mortgage Association (FNMA) (continued)
5.50%, 04/01/2035	$17	$19		5.50%, 07/01/2040	$28	$31
5.50%, 04/01/2035	1	1		5.50%, 07/01/2041	146	163
5.50%, 08/01/2035	5	6		5.50%, 09/01/2041	43	48
5.50%, 09/01/2035	2	2		5.50%, 09/01/2041	59	65
5.50%, 10/01/2035	3	4		6.00%, 05/01/2024	1	1
5.50%, 10/01/2035	5	5		6.00%, 12/01/2032	18	20
5.50%, 11/01/2035	256	286		6.00%, 01/01/2033	5	5
5.50%, 12/01/2035	10	12		6.00%, 10/01/2033	6	7
5.50%, 01/01/2036	4	4		6.00%, 12/01/2033	13	15
5.50%, 02/01/2036	22	24		6.00%, 10/01/2034	20	22
5.50%, 04/01/2036	35	39		6.00%, 12/01/2034	8	9
5.50%, 04/01/2036	1	1		6.00%, 01/01/2035	45	52
5.50%, 05/01/2036	148	167		6.00%, 07/01/2035	84	96
5.50%, 07/01/2036	18	20		6.00%, 07/01/2035	35	39
5.50%, 08/01/2036	49	55		6.00%, 10/01/2035	37	43
5.50%, 09/01/2036	49	55		6.00%, 05/01/2036	1	1
5.50%, 09/01/2036	21	23		6.00%, 05/01/2036	2	3
5.50%, 10/01/2036	52	59		6.00%, 05/01/2036	4	4
5.50%, 11/01/2036	16	18		6.00%, 06/01/2036	22	25
5.50%, 11/01/2036	6	7		6.00%, 02/01/2037	3	4
5.50%, 11/01/2036	11	13		6.00%, 02/01/2037	28	32
5.50%, 01/01/2037	16	18		6.00%, 03/01/2037	22	25
5.50%, 02/01/2037	36	41		6.00%, 03/01/2037	52	59
5.50%, 03/01/2037	108	121		6.00%, 06/01/2037	11	13
5.50%, 05/01/2037	1	1		6.00%, 07/01/2037	4	4
5.50%, 05/01/2037	15	16		6.00%, 09/01/2037	27	31
5.50%, 05/01/2037	137	153		6.00%, 10/01/2037	3	3
5.50%, 05/01/2037	471	526		6.00%, 11/01/2037	5	6
5.50%, 06/01/2037	41	46		6.00%, 11/01/2037	5	6
5.50%, 07/01/2037	6	6		6.00%, 11/01/2037	1	1
5.50%, 07/01/2037	2	2		6.00%, 12/01/2037	9	10
5.50%, 08/01/2037	219	245		6.00%, 01/01/2038	8	9
5.50%, 08/01/2037	176	198		6.00%, 01/01/2038	11	12
5.50%, 08/01/2037	171	192		6.00%, 01/01/2038	167	190
5.50%, 01/01/2038	5	6		6.00%, 02/01/2038	5	6
5.50%, 01/01/2038	7	7		6.00%, 03/01/2038	10	12
5.50%, 02/01/2038	24	27		6.00%, 03/01/2038	62	71
5.50%, 02/01/2038	46	52		6.00%, 05/01/2038	5	6
5.50%, 02/01/2038	17	20		6.00%, 05/01/2038	7	8
5.50%, 03/01/2038	22	25		6.00%, 08/01/2038	11	12
5.50%, 03/01/2038	12	13		6.00%, 09/01/2038	46	52
5.50%, 03/01/2038	12	14		6.00%, 10/01/2038	27	30
5.50%, 03/01/2038	67	74		6.00%, 11/01/2038	51	57
5.50%, 05/01/2038	393	437		6.00%, 12/01/2038	5	6
5.50%, 05/01/2038	22	25		6.00%, 10/01/2039	13	15
5.50%, 05/01/2038	6	7		6.00%, 10/01/2039	14	15
5.50%, 06/01/2038	1	1		6.00%, 04/01/2040	30	34
5.50%, 06/01/2038	2	2		6.00%, 09/01/2040	9	10
5.50%, 06/01/2038	146	162		6.00%, 10/01/2040	15	17
5.50%, 06/01/2038	16	17		6.00%, 10/01/2040	34	38
5.50%, 06/01/2038	175	194		6.00%, 05/01/2041	311	353
5.50%, 07/01/2038	9	10		6.50%, 12/01/2031	1	1
5.50%, 07/01/2038	12	14		6.50%, 03/01/2032	1	1
5.50%, 08/01/2038	193	214		6.50%, 07/01/2032	6	7
5.50%, 11/01/2038	178	198		6.50%, 11/01/2033	9	10
5.50%, 11/01/2038	86	95		6.50%, 08/01/2034	18	20
5.50%, 11/01/2038	6	7		6.50%, 09/01/2034	14	16
5.50%, 11/01/2038	6	7		6.50%, 10/01/2034	5	6
5.50%, 11/01/2038	8	9		6.50%, 07/01/2037	7	8
5.50%, 11/01/2038	5	5		6.50%, 07/01/2037	11	12
5.50%, 12/01/2038	11	12		6.50%, 08/01/2037	3	3
5.50%, 12/01/2038	13	15		6.50%, 10/01/2037	37	42
5.50%, 12/01/2038	13	15		6.50%, 01/01/2038	4	4
5.50%, 01/01/2039	13	15		6.50%, 01/01/2038	170	195
5.50%, 04/01/2039	6	6		6.50%, 02/01/2038	9	11
5.50%, 06/01/2039	182	204		6.50%, 02/01/2038	9	10
5.50%, 07/01/2039	42	47		6.50%, 03/01/2038	43	48
5.50%, 09/01/2039	31	34		6.50%, 03/01/2038	3	4
5.50%, 10/01/2039	10	11		6.50%, 05/01/2038	10	11
5.50%, 12/01/2039	53	59		6.50%, 05/01/2038	100	110
5.50%, 12/01/2039	20	22		6.50%, 09/01/2038	5	6
5.50%, 05/01/2040	102	113		6.50%, 10/01/2039	10	11
5.50%, 06/01/2040	7	8

See accompanying notes.

     Schedule of Investments Bond Market Index Account June 30, 2017 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)		AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)
Federal National Mortgage Association (FNMA) (continued)				Government National Mortgage Association (GNMA) (continued)
7.00%, 12/01/2037	$7	$8		3.00%, 02/20/2046	$346	$350
7.00%, 12/01/2037	15	17		3.00%, 03/20/2046	1,337	1,352
7.50%, 05/01/2031	10	12		3.00%, 04/20/2046	1,277	1,292
		$281,017		3.00%, 05/20/2046	356	360
Government National Mortgage Association (GNMA) - 8.18%				3.00%, 06/20/2046	453	458
2.50%, 08/20/2027	90	91		3.00%, 07/20/2046	1,383	1,399
2.50%, 09/20/2027	189	192		3.00%, 08/20/2046	1,407	1,423
2.50%, 01/20/2028	227	231		3.00%, 09/20/2046	1,432	1,448
2.50%, 03/20/2028	167	170		3.00%, 11/20/2046	488	493
2.50%, 04/20/2028	171	173		3.00%, 12/20/2046	1,468	1,485
2.50%, 07/20/2028	165	168		3.00%, 01/20/2047	1,475	1,492
2.50%, 11/20/2030	78	79		3.00%, 07/01/2047	22,800	23,030
2.50%, 03/20/2031	194	197		3.50%, 12/15/2025	11	12
2.50%, 03/15/2043	221	216		3.50%, 02/15/2026	41	43
2.50%, 07/20/2043	269	264		3.50%, 05/15/2026	18	19
2.50%, 06/20/2045	170	166		3.50%, 03/20/2027	40	41
2.50%, 10/15/2046	248	242		3.50%, 04/20/2027	65	68
2.50%, 11/20/2046	98	95		3.50%, 09/20/2028	129	134
2.50%, 12/20/2046	540	527		3.50%, 01/20/2041	61	63
2.50%, 01/20/2047	739	721		3.50%, 11/15/2041	45	47
2.50%, 07/01/2047	100	98		3.50%, 11/20/2041	19	20
3.00%, 01/20/2027	24	25		3.50%, 01/15/2042	55	57
3.00%, 04/15/2027	94	97		3.50%, 01/20/2042	89	93
3.00%, 04/20/2027	161	167		3.50%, 02/15/2042	90	93
3.00%, 09/20/2027	166	172		3.50%, 02/15/2042	333	348
3.00%, 11/20/2027	86	89		3.50%, 02/20/2042	84	88
3.00%, 09/20/2028	101	105		3.50%, 03/15/2042	73	76
3.00%, 10/20/2028	149	154		3.50%, 03/15/2042	76	79
3.00%, 11/20/2028	59	61		3.50%, 03/20/2042	97	101
3.00%, 01/20/2029	46	48		3.50%, 04/15/2042	174	181
3.00%, 05/20/2029	188	194		3.50%, 04/15/2042	457	474
3.00%, 07/20/2030	380	392		3.50%, 04/20/2042	195	203
3.00%, 01/20/2031	232	240		3.50%, 05/15/2042	116	121
3.00%, 04/15/2042	23	23		3.50%, 05/15/2042	7	8
3.00%, 08/20/2042	13	13		3.50%, 05/20/2042	684	712
3.00%, 09/20/2042	272	276		3.50%, 06/20/2042	415	432
3.00%, 10/15/2042	311	315		3.50%, 08/15/2042	95	99
3.00%, 12/20/2042	542	549		3.50%, 08/20/2042	316	329
3.00%, 01/20/2043	769	780		3.50%, 10/20/2042	957	996
3.00%, 03/20/2043	1,033	1,047		3.50%, 01/15/2043	344	357
3.00%, 03/20/2043	330	334		3.50%, 01/15/2043	547	569
3.00%, 04/15/2043	59	60		3.50%, 01/20/2043	479	499
3.00%, 04/20/2043	1,359	1,378		3.50%, 02/20/2043	1,461	1,520
3.00%, 05/15/2043	48	49		3.50%, 03/20/2043	610	633
3.00%, 05/15/2043	23	23		3.50%, 03/20/2043	458	477
3.00%, 05/15/2043	17	17		3.50%, 04/15/2043	148	155
3.00%, 06/15/2043	494	501		3.50%, 04/15/2043	84	88
3.00%, 06/20/2043	300	304		3.50%, 04/20/2043	382	397
3.00%, 07/15/2043	151	153		3.50%, 04/20/2043	469	488
3.00%, 08/15/2043	307	312		3.50%, 06/15/2043	63	66
3.00%, 08/15/2043	345	349		3.50%, 06/15/2043	60	62
3.00%, 08/20/2043	141	143		3.50%, 07/20/2043	971	1,010
3.00%, 09/20/2043	521	529		3.50%, 08/15/2043	178	184
3.00%, 10/20/2043	258	261		3.50%, 08/20/2043	257	268
3.00%, 11/20/2043	195	198		3.50%, 09/20/2043	891	926
3.00%, 03/20/2044	379	385		3.50%, 01/20/2044	13	13
3.00%, 05/15/2044	37	38		3.50%, 02/20/2044	106	110
3.00%, 08/20/2044	1,594	1,617		3.50%, 04/20/2044	449	466
3.00%, 11/15/2044	334	338		3.50%, 07/20/2044	1,242	1,289
3.00%, 11/20/2044	629	636		3.50%, 08/20/2044	1,280	1,328
3.00%, 12/20/2044	756	764		3.50%, 09/15/2044	161	167
3.00%, 02/15/2045	359	364		3.50%, 09/20/2044	474	491
3.00%, 03/15/2045	336	340		3.50%, 10/20/2044	515	534
3.00%, 04/20/2045	73	74		3.50%, 11/20/2044	567	588
3.00%, 05/20/2045	671	678		3.50%, 12/20/2044	640	664
3.00%, 07/15/2045	310	313		3.50%, 02/20/2045	642	665
3.00%, 07/20/2045	2,052	2,074		3.50%, 05/20/2045	919	953
3.00%, 08/01/2045	100	101		3.50%, 06/20/2045	182	189
3.00%, 08/15/2045	265	269		3.50%, 07/20/2045	1,028	1,066
3.00%, 08/20/2045	1,367	1,382		3.50%, 08/01/2045	1,325	1,370
3.00%, 10/20/2045	1,318	1,333		3.50%, 08/20/2045	581	602
3.00%, 11/20/2045	752	760		3.50%, 09/20/2045	310	322
3.00%, 12/20/2045	1,090	1,102
See accompanying notes.			107

Schedule of Investments
Bond Market Index Account
June 30, 2017 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)
Government National Mortgage Association (GNMA) (continued)			Government National Mortgage Association (GNMA) (continued)
3.50%, 10/20/2045	$75	$78	4.00%, 11/20/2043	$379	$400
3.50%, 11/20/2045	1,866	1,934	4.00%, 02/20/2044	891	940
3.50%, 12/20/2045	1,158	1,200	4.00%, 03/15/2044	348	366
3.50%, 01/20/2046	1,461	1,515	4.00%, 04/20/2044	433	456
3.50%, 02/20/2046	166	172	4.00%, 05/20/2044	586	617
3.50%, 03/20/2046	1,402	1,454	4.00%, 06/20/2044	435	458
3.50%, 04/20/2046	1,224	1,269	4.00%, 07/20/2044	1,742	1,834
3.50%, 05/20/2046	1,362	1,412	4.00%, 08/20/2044	1,214	1,278
3.50%, 06/20/2046	1,406	1,458	4.00%, 09/20/2044	1,091	1,149
3.50%, 07/15/2046	190	197	4.00%, 10/20/2044	1,465	1,543
3.50%, 07/20/2046	900	933	4.00%, 11/20/2044	673	709
3.50%, 08/20/2046	1,390	1,442	4.00%, 12/20/2044	1,170	1,232
3.50%, 11/20/2046	1,434	1,487	4.00%, 01/15/2045	84	88
3.50%, 12/20/2046	1,460	1,514	4.00%, 01/20/2045	978	1,030
3.50%, 03/20/2047	1,388	1,439	4.00%, 03/15/2045	71	74
3.50%, 05/20/2047	998	1,035	4.00%, 04/15/2045	41	43
3.50%, 06/20/2047	1,500	1,555	4.00%, 04/20/2045	636	669
3.50%, 07/01/2047	26,225	27,163	4.00%, 05/15/2045	384	404
4.00%, 07/15/2024	68	71	4.00%, 07/15/2045	153	161
4.00%, 08/15/2024	18	19	4.00%, 07/20/2045	267	281
4.00%, 12/15/2024	15	15	4.00%, 08/01/2045	1,425	1,497
4.00%, 11/15/2025	11	12	4.00%, 08/15/2045	73	77
4.00%, 05/15/2026	16	17	4.00%, 08/20/2045	766	807
4.00%, 06/15/2039	9	10	4.00%, 09/20/2045	1,094	1,152
4.00%, 07/20/2040	36	38	4.00%, 10/20/2045	569	599
4.00%, 08/15/2040	149	158	4.00%, 11/20/2045	201	212
4.00%, 08/15/2040	32	34	4.00%, 12/15/2045	261	275
4.00%, 09/15/2040	59	62	4.00%, 12/20/2045	488	514
4.00%, 09/15/2040	7	8	4.00%, 01/20/2046	317	334
4.00%, 09/15/2040	30	31	4.00%, 02/20/2046	470	495
4.00%, 10/15/2040	50	53	4.00%, 04/20/2046	767	808
4.00%, 11/15/2040	7	7	4.00%, 05/20/2046	393	414
4.00%, 11/15/2040	37	39	4.00%, 07/01/2047	5,325	5,603
4.00%, 11/20/2040	30	31	4.50%, 04/20/2026	11	12
4.00%, 12/20/2040	57	61	4.50%, 11/20/2033	7	8
4.00%, 01/15/2041	34	36	4.50%, 02/15/2039	190	204
4.00%, 01/15/2041	95	100	4.50%, 03/15/2039	40	43
4.00%, 01/15/2041	53	56	4.50%, 03/15/2039	31	34
4.00%, 01/20/2041	95	101	4.50%, 03/15/2039	82	89
4.00%, 05/15/2041	24	25	4.50%, 03/15/2039	21	22
4.00%, 05/15/2041	59	63	4.50%, 03/20/2039	43	46
4.00%, 07/20/2041	32	34	4.50%, 04/15/2039	33	35
4.00%, 08/15/2041	143	151	4.50%, 04/15/2039	62	67
4.00%, 08/15/2041	48	50	4.50%, 04/15/2039	68	73
4.00%, 08/15/2041	27	28	4.50%, 05/15/2039	10	11
4.00%, 09/15/2041	109	115	4.50%, 05/15/2039	211	226
4.00%, 09/15/2041	37	39	4.50%, 05/15/2039	9	10
4.00%, 09/15/2041	84	89	4.50%, 05/15/2039	73	80
4.00%, 09/15/2041	44	47	4.50%, 05/15/2039	87	93
4.00%, 09/20/2041	160	170	4.50%, 06/15/2039	77	83
4.00%, 10/15/2041	33	35	4.50%, 07/15/2039	17	19
4.00%, 10/15/2041	54	57	4.50%, 08/15/2039	85	92
4.00%, 11/15/2041	182	193	4.50%, 11/15/2039	15	16
4.00%, 11/20/2041	58	62	4.50%, 11/15/2039	315	346
4.00%, 12/15/2041	56	59	4.50%, 12/15/2039	72	78
4.00%, 12/15/2041	9	9	4.50%, 01/15/2040	83	91
4.00%, 12/20/2041	55	58	4.50%, 02/15/2040	11	12
4.00%, 01/15/2042	72	76	4.50%, 02/15/2040	12	13
4.00%, 01/15/2042	21	22	4.50%, 02/15/2040	11	12
4.00%, 01/20/2042	303	321	4.50%, 02/15/2040	16	17
4.00%, 02/20/2042	239	253	4.50%, 02/15/2040	14	15
4.00%, 03/15/2042	105	111	4.50%, 02/15/2040	36	39
4.00%, 03/15/2042	198	208	4.50%, 03/15/2040	14	14
4.00%, 03/20/2042	289	305	4.50%, 04/15/2040	588	634
4.00%, 04/20/2042	254	268	4.50%, 05/15/2040	26	28
4.00%, 05/15/2042	463	488	4.50%, 06/15/2040	18	19
4.00%, 05/20/2042	24	25	4.50%, 06/15/2040	25	27
4.00%, 07/20/2042	578	611	4.50%, 07/15/2040	21	23
4.00%, 06/20/2043	77	82	4.50%, 07/15/2040	27	29
4.00%, 08/15/2043	17	18	4.50%, 07/15/2040	486	526
4.00%, 09/15/2043	304	321	4.50%, 08/15/2040	45	48
4.00%, 09/20/2043	108	114	4.50%, 08/15/2040	121	130
4.00%, 10/20/2043	163	172

See accompanying notes.

Schedule of Investments
Bond Market Index Account
June 30, 2017 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)
Government National Mortgage Association (GNMA) (continued)			Government National Mortgage Association (GNMA) (continued)
4.50%, 08/15/2040	$35	$38	5.00%, 02/15/2039	$101	$110
4.50%, 08/15/2040	36	39	5.00%, 04/15/2039	112	124
4.50%, 08/15/2040	52	56	5.00%, 05/15/2039	10	11
4.50%, 09/15/2040	44	48	5.00%, 06/15/2039	50	56
4.50%, 09/15/2040	41	44	5.00%, 06/15/2039	34	38
4.50%, 10/15/2040	52	57	5.00%, 06/20/2039	38	41
4.50%, 12/15/2040	23	25	5.00%, 07/15/2039	27	30
4.50%, 01/20/2041	45	48	5.00%, 07/15/2039	58	65
4.50%, 01/20/2041	61	67	5.00%, 07/15/2039	32	35
4.50%, 02/20/2041	51	55	5.00%, 07/15/2039	22	24
4.50%, 02/20/2041	61	67	5.00%, 08/15/2039	37	42
4.50%, 03/15/2041	20	21	5.00%, 09/15/2039	27	29
4.50%, 03/15/2041	109	117	5.00%, 09/15/2039	12	14
4.50%, 03/20/2041	28	30	5.00%, 09/15/2039	34	37
4.50%, 03/20/2041	51	55	5.00%, 09/15/2039	33	37
4.50%, 04/15/2041	45	49	5.00%, 09/15/2039	39	42
4.50%, 04/15/2041	19	21	5.00%, 11/15/2039	50	55
4.50%, 04/20/2041	52	56	5.00%, 12/15/2039	54	59
4.50%, 05/15/2041	33	36	5.00%, 02/15/2040	38	42
4.50%, 05/15/2041	39	42	5.00%, 02/15/2040	56	62
4.50%, 06/15/2041	95	102	5.00%, 02/15/2040	51	57
4.50%, 06/20/2041	172	185	5.00%, 04/15/2040	31	34
4.50%, 07/15/2041	21	23	5.00%, 05/15/2040	15	17
4.50%, 07/15/2041	74	80	5.00%, 05/15/2040	36	39
4.50%, 07/15/2041	198	213	5.00%, 05/20/2040	10	11
4.50%, 07/20/2041	336	361	5.00%, 06/15/2040	48	52
4.50%, 07/20/2041	14	15	5.00%, 06/15/2040	4	5
4.50%, 08/15/2041	93	99	5.00%, 06/15/2040	69	75
4.50%, 08/20/2041	126	135	5.00%, 06/15/2040	30	33
4.50%, 09/20/2041	31	34	5.00%, 06/20/2040	48	53
4.50%, 11/20/2041	466	500	5.00%, 07/15/2040	24	26
4.50%, 12/20/2041	32	34	5.00%, 07/20/2040	48	52
4.50%, 01/20/2042	231	249	5.00%, 01/20/2041	26	29
4.50%, 02/20/2042	118	127	5.00%, 02/20/2041	59	65
4.50%, 03/20/2042	30	32	5.00%, 04/15/2041	328	362
4.50%, 04/20/2042	55	59	5.00%, 05/20/2041	52	57
4.50%, 05/20/2042	64	69	5.00%, 06/20/2041	14	15
4.50%, 05/20/2043	284	305	5.00%, 07/01/2041(e)	150	163
4.50%, 06/20/2043	260	279	5.00%, 07/20/2041	22	24
4.50%, 08/20/2043	43	46	5.00%, 08/20/2041	151	166
4.50%, 09/20/2043	130	138	5.00%, 10/20/2041	20	22
4.50%, 10/20/2043	245	261	5.00%, 11/20/2041	57	63
4.50%, 11/20/2043	777	826	5.00%, 12/20/2041	42	47
4.50%, 03/20/2044	1,046	1,124	5.00%, 02/20/2042	201	222
4.50%, 04/20/2044	47	50	5.00%, 03/20/2042	45	50
4.50%, 05/20/2044	774	823	5.00%, 04/20/2042	457	498
4.50%, 07/20/2044	389	413	5.00%, 12/20/2042	380	413
4.50%, 09/20/2044	25	27	5.00%, 01/20/2043	74	80
4.50%, 10/20/2044	57	60	5.00%, 05/20/2043	91	99
4.50%, 11/20/2044	109	116	5.00%, 07/20/2043	210	228
4.50%, 12/20/2044	176	188	5.00%, 11/20/2043	244	262
4.50%, 02/20/2045	458	487	5.00%, 01/20/2044	161	173
4.50%, 03/20/2045	210	223	5.00%, 02/20/2044	231	248
4.50%, 04/20/2045	257	274	5.00%, 03/20/2044	151	162
4.50%, 08/01/2045	400	425	5.00%, 05/20/2044	68	73
4.50%, 10/20/2045	140	149	5.00%, 07/20/2044	128	137
4.50%, 12/20/2045	120	127	5.00%, 08/20/2044	59	64
4.50%, 06/20/2046	302	321	5.00%, 12/20/2044	101	109
4.50%, 09/15/2046	376	404	5.00%, 12/20/2045	215	231
4.50%, 07/01/2047	900	957	5.00%, 04/20/2046	383	411
5.00%, 08/15/2033	50	55	5.50%, 01/15/2024	7	7
5.00%, 02/15/2034	61	68	5.50%, 11/15/2033	30	33
5.00%, 07/15/2035	155	170	5.50%, 03/15/2034	8	9
5.00%, 08/15/2035	37	41	5.50%, 04/15/2034	10	11
5.00%, 04/20/2037	4	4	5.50%, 07/15/2034	7	8
5.00%, 04/20/2038	301	332	5.50%, 11/15/2034	31	35
5.00%, 05/15/2038	72	79	5.50%, 02/15/2035	17	20
5.00%, 06/20/2038	31	34	5.50%, 03/15/2036	9	10
5.00%, 08/15/2038	117	127	5.50%, 04/15/2036	10	11
5.00%, 10/15/2038	17	18	5.50%, 12/15/2036	12	13
5.00%, 01/15/2039	116	127	5.50%, 04/15/2037	35	40
5.00%, 01/15/2039	93	102	5.50%, 05/15/2038	12	14
5.00%, 02/15/2039	99	108

See accompanying notes.

Schedule of Investments
Bond Market Index Account
June 30, 2017 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)
Government National Mortgage Association (GNMA) (continued)			U.S. Treasury (continued)
5.50%, 06/15/2038	$20	$22	1.00%, 08/31/2019	$1,980	$1,963
5.50%, 08/15/2038	116	129	1.00%, 09/30/2019	3,280	3,249
5.50%, 08/15/2038	58	65	1.00%, 10/15/2019	3,350	3,318
5.50%, 09/15/2038	51	58	1.00%, 11/15/2019	2,335	2,310
5.50%, 10/20/2038	37	41	1.00%, 11/30/2019	2,330	2,305
5.50%, 11/15/2038	12	13	1.13%, 01/15/2019	1,430	1,425
5.50%, 12/20/2038	15	16	1.13%, 01/31/2019	2,955	2,944
5.50%, 01/15/2039	41	45	1.13%, 02/28/2019	2,200	2,192
5.50%, 01/15/2039	8	9	1.13%, 05/31/2019	500	498
5.50%, 01/15/2039	4	4	1.13%, 12/31/2019	3,630	3,600
5.50%, 01/15/2039	18	20	1.13%, 03/31/2020	1,640	1,623
5.50%, 02/15/2039	11	12	1.13%, 04/30/2020	1,992	1,970
5.50%, 02/20/2039	80	88	1.13%, 02/28/2021	3,000	2,939
5.50%, 05/15/2039	4	4	1.13%, 06/30/2021	7,330	7,154
5.50%, 12/15/2039	20	22	1.13%, 07/31/2021	3,500	3,411
5.50%, 01/15/2040	166	186	1.13%, 08/31/2021	4,435	4,319
5.50%, 03/15/2040	72	80	1.13%, 09/30/2021	3,750	3,648
5.50%, 04/15/2040	205	231	1.25%, 10/31/2018	3,910	3,905
5.50%, 06/20/2040	94	104	1.25%, 11/15/2018	2,002	1,999
5.50%, 07/20/2040	25	28	1.25%, 11/30/2018	2,825	2,821
5.50%, 11/15/2040	24	27	1.25%, 12/15/2018	3,065	3,060
5.50%, 12/20/2040	19	22	1.25%, 12/31/2018	2,975	2,970
5.50%, 01/20/2041	295	327	1.25%, 01/31/2019	2,445	2,441
5.50%, 04/20/2041	54	60	1.25%, 03/31/2019	3,500	3,492
5.50%, 10/20/2041	46	51	1.25%, 04/30/2019	4,000	3,990
5.50%, 11/20/2041	52	58	1.25%, 05/31/2019	3,060	3,053
5.50%, 10/20/2042	141	158	1.25%, 06/30/2019	3,060	3,052
5.50%, 11/20/2042	134	149	1.25%, 10/31/2019	1,300	1,295
5.50%, 06/20/2043	138	152	1.25%, 01/31/2020	3,718	3,695
5.50%, 09/20/2043	178	197	1.25%, 02/29/2020	3,000	2,981
6.00%, 07/15/2032	1	1	1.25%, 03/31/2021	5,240	5,153
6.00%, 12/15/2032	1	1	1.25%, 10/31/2021	3,270	3,194
6.00%, 10/15/2034	24	27	1.25%, 07/31/2023	3,295	3,146
6.00%, 04/15/2035	16	18	1.38%, 09/30/2018	7,320	7,323
6.00%, 04/15/2036	14	16	1.38%, 11/30/2018	981	981
6.00%, 06/15/2036	18	21	1.38%, 12/31/2018	5,000	5,002
6.00%, 04/15/2037	36	41	1.38%, 02/28/2019	4,077	4,077
6.00%, 05/15/2037	30	34	1.38%, 12/15/2019	2,750	2,744
6.00%, 10/20/2037	47	54	1.38%, 01/15/2020	2,725	2,718
6.00%, 11/20/2037	18	21	1.38%, 01/31/2020	1,500	1,496
6.00%, 01/15/2038	16	18	1.38%, 02/15/2020	2,765	2,756
6.00%, 08/15/2038	12	14	1.38%, 02/29/2020	7,180	7,155
6.00%, 01/15/2039	104	117	1.38%, 03/31/2020	3,365	3,352
6.00%, 09/15/2039	57	64	1.38%, 04/30/2020	4,370	4,350
6.00%, 09/15/2039	40	45	1.38%, 05/31/2020	2,300	2,289
6.00%, 11/15/2039	79	89	1.38%, 08/31/2020	2,995	2,974
6.00%, 01/20/2042	48	54	1.38%, 09/30/2020	3,400	3,375
6.50%, 10/20/2028	1	1	1.38%, 10/31/2020	4,785	4,746
6.50%, 05/20/2029	1	1	1.38%, 01/31/2021	5,950	5,888
6.50%, 05/20/2032	5	6	1.38%, 04/30/2021	2,830	2,794
6.50%, 05/15/2037	37	41	1.38%, 05/31/2021	3,500	3,451
6.50%, 08/20/2038	15	18	1.38%, 06/30/2023	5,525	5,319
6.50%, 09/15/2038	6	7	1.38%, 08/31/2023	6,660	6,398
7.00%, 03/15/2029	2	2	1.38%, 09/30/2023	7,040	6,756
7.00%, 07/15/2031	1	1	1.50%, 12/31/2018	4,109	4,118
		$188,126	1.50%, 01/31/2019	3,205	3,211
U.S. Treasury - 37.14%			1.50%, 02/28/2019	3,184	3,191
0.75%, 08/31/2018	2,900	2,881	1.50%, 03/31/2019	2,000	2,005
0.75%, 09/30/2018	6,325	6,280	1.50%, 05/31/2019	3,955	3,964
0.75%, 10/31/2018	3,000	2,977	1.50%, 10/31/2019	4,568	4,574
0.75%, 02/15/2019	3,960	3,922	1.50%, 11/30/2019	7,480	7,487
0.75%, 07/15/2019	5,235	5,167	1.50%, 04/15/2020	2,765	2,763
0.75%, 08/15/2019	5,030	4,962	1.50%, 05/15/2020	2,825	2,822
0.88%, 10/15/2018	5,130	5,100	1.50%, 05/31/2020	4,230	4,224
0.88%, 04/15/2019	3,080	3,053	1.50%, 06/15/2020	2,825	2,821
0.88%, 05/15/2019	3,735	3,700	1.50%, 01/31/2022	4,754	4,682
0.88%, 06/15/2019	3,105	3,075	1.50%, 02/28/2023	2,130	2,074
0.88%, 07/31/2019	1,740	1,721	1.50%, 03/31/2023	1,340	1,303
0.88%, 09/15/2019	2,855	2,821	1.50%, 08/15/2026	9,320	8,719
1.00%, 09/15/2018	5,905	5,883	1.63%, 03/31/2019	5,290	5,314
1.00%, 11/30/2018	2,910	2,896	1.63%, 04/30/2019	7,120	7,151
1.00%, 03/15/2019	2,645	2,629	1.63%, 06/30/2019	4,550	4,570
1.00%, 06/30/2019	180	179
See accompanying notes.			110

Schedule of Investments
Bond Market Index Account
June 30, 2017 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)
U.S. Treasury (continued)				U.S. Treasury (continued)
1.63%, 07/31/2019	$2,675	$2,687		2.25%, 01/31/2024	$240	$242
1.63%, 08/31/2019	5,270	5,294		2.25%, 11/15/2024	7,703	7,745
1.63%, 12/31/2019	3,105	3,117		2.25%, 11/15/2025	8,575	8,577
1.63%, 03/15/2020	2,785	2,794		2.25%, 02/15/2027	8,900	8,859
1.63%, 06/30/2020	4,400	4,408		2.25%, 08/15/2046	9,210	8,108
1.63%, 07/31/2020	4,500	4,505		2.38%, 12/31/2020	1,689	1,730
1.63%, 11/30/2020	4,280	4,278		2.38%, 08/15/2024	7,235	7,345
1.63%, 08/15/2022	5,400	5,327		2.38%, 05/15/2027	5,555	5,590
1.63%, 11/15/2022	4,370	4,297		2.50%, 08/15/2023	4,342	4,456
1.63%, 04/30/2023	2,110	2,065		2.50%, 05/15/2024	9,585	9,820
1.63%, 05/31/2023	2,540	2,484		2.50%, 02/15/2045	5,065	4,727
1.63%, 10/31/2023	3,020	2,942		2.50%, 02/15/2046	4,075	3,793
1.63%, 02/15/2026	6,652	6,322		2.50%, 05/15/2046	6,745	6,275
1.63%, 05/15/2026	5,995	5,684		2.63%, 08/15/2020	7,000	7,220
1.75%, 10/31/2018	1,320	1,327		2.63%, 11/15/2020	6,042	6,236
1.75%, 09/30/2019	2,745	2,765		2.75%, 02/15/2019	3,753	3,837
1.75%, 10/31/2020	3,000	3,013		2.75%, 11/15/2023	4,006	4,170
1.75%, 12/31/2020	3,975	3,986		2.75%, 02/15/2024	4,191	4,361
1.75%, 11/30/2021	4,865	4,852		2.75%, 08/15/2042	2,111	2,088
1.75%, 02/28/2022	3,335	3,321		2.75%, 11/15/2042	3,730	3,686
1.75%, 03/31/2022	4,135	4,114		2.88%, 05/15/2043	4,703	4,749
1.75%, 04/30/2022	3,885	3,863		2.88%, 08/15/2045	5,005	5,033
1.75%, 05/15/2022	3,950	3,928		2.88%, 11/15/2046	4,690	4,716
1.75%, 05/31/2022	2,280	2,267		3.00%, 05/15/2042	1,447	1,498
1.75%, 06/30/2022	3,700	3,676		3.00%, 11/15/2044	3,745	3,864
1.75%, 09/30/2022	3,460	3,429		3.00%, 05/15/2045	4,600	4,740
1.75%, 01/31/2023	3,080	3,042		3.00%, 11/15/2045	4,855	5,000
1.75%, 05/15/2023	7,217	7,110		3.00%, 02/15/2047	4,140	4,271
1.88%, 06/30/2020	3,290	3,321		3.00%, 05/15/2047	1,850	1,909
1.88%, 11/30/2021	2,542	2,549		3.13%, 05/15/2019	3,656	3,773
1.88%, 01/31/2022	3,270	3,274		3.13%, 05/15/2021	2,420	2,546
1.88%, 02/28/2022	4,000	4,005		3.13%, 11/15/2041	1,087	1,151
1.88%, 03/31/2022	4,000	4,002		3.13%, 02/15/2042	2,318	2,455
1.88%, 04/30/2022	6,000	5,999		3.13%, 02/15/2043	1,990	2,102
1.88%, 05/31/2022	4,785	4,785		3.13%, 08/15/2044	4,180	4,416
1.88%, 08/31/2022	3,810	3,803		3.38%, 11/15/2019	3,840	4,012
1.88%, 10/31/2022	3,130	3,119		3.38%, 05/15/2044	5,540	6,120
2.00%, 07/31/2020	3,174	3,213		3.50%, 05/15/2020	2,987	3,151
2.00%, 09/30/2020	3,000	3,037		3.50%, 02/15/2039	3,990	4,508
2.00%, 11/30/2020	1,790	1,811		3.63%, 08/15/2019	2,108	2,205
2.00%, 02/28/2021	2,930	2,963		3.63%, 02/15/2020	3,986	4,203
2.00%, 05/31/2021	3,800	3,839		3.63%, 02/15/2021	6,000	6,409
2.00%, 08/31/2021	5,345	5,392		3.63%, 08/15/2043	3,350	3,854
2.00%, 10/31/2021	3,120	3,145		3.63%, 02/15/2044	4,920	5,669
2.00%, 11/15/2021	5,505	5,551		3.75%, 11/15/2018	2,685	2,772
2.00%, 12/31/2021	2,890	2,911		3.75%, 08/15/2041	920	1,077
2.00%, 02/15/2022	4,045	4,075		3.75%, 11/15/2043	3,760	4,420
2.00%, 07/31/2022	2,821	2,834		3.88%, 08/15/2040	2,244	2,671
2.00%, 11/30/2022	4,710	4,720		4.00%, 08/15/2018	1,155	1,189
2.00%, 02/15/2023	6,447	6,450		4.25%, 05/15/2039	1,929	2,416
2.00%, 04/30/2024	3,080	3,057		4.25%, 11/15/2040	1,800	2,262
2.00%, 05/31/2024	3,295	3,268		4.38%, 02/15/2038	1,785	2,274
2.00%, 06/30/2024	3,295	3,266		4.38%, 11/15/2039	1,400	1,784
2.00%, 02/15/2025	4,700	4,636		4.38%, 05/15/2040	2,014	2,570
2.00%, 08/15/2025	6,735	6,621		4.38%, 05/15/2041	1,450	1,859
2.00%, 11/15/2026	8,600	8,386		4.50%, 05/15/2038	1,190	1,541
2.13%, 08/31/2020	4,800	4,877		4.50%, 08/15/2039	1,126	1,459
2.13%, 01/31/2021	2,505	2,544		4.63%, 02/15/2040	2,670	3,521
2.13%, 06/30/2021	2,050	2,079		4.75%, 02/15/2037	1,800	2,398
2.13%, 08/15/2021	4,350	4,411		4.75%, 02/15/2041	1,608	2,165
2.13%, 09/30/2021	3,055	3,097		5.00%, 05/15/2037	2,130	2,922
2.13%, 12/31/2021	4,435	4,492		5.25%, 11/15/2028	2,070	2,665
2.13%, 06/30/2022	2,345	2,370		5.25%, 02/15/2029	920	1,188
2.13%, 12/31/2022	3,600	3,629		5.38%, 02/15/2031	1,426	1,917
2.13%, 11/30/2023	3,130	3,141		5.50%, 08/15/2028	862	1,127
2.13%, 02/29/2024	3,230	3,234		6.00%, 02/15/2026	889	1,153
2.13%, 03/31/2024	3,250	3,252		6.13%, 11/15/2027	3,080	4,160
2.13%, 05/15/2025	4,365	4,338		6.25%, 05/15/2030	940	1,340
2.25%, 07/31/2018	880	889		6.38%, 08/15/2027	1,000	1,367
2.25%, 03/31/2021	2,320	2,366		6.50%, 11/15/2026	1,300	1,765
2.25%, 04/30/2021	3,447	3,514		6.63%, 02/15/2027	425	584
2.25%, 07/31/2021	2,740	2,792		6.75%, 08/15/2026	150	206
2.25%, 12/31/2023	2,505	2,530

See accompanying notes.

		Schedule of Investments
		Bond Market Index Account
		June 30, 2017 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)
U.S. Treasury (continued)
6.88%, 08/15/2025	$1,000	$1,351
7.63%, 02/15/2025	229	318
8.00%, 11/15/2021	1,000	1,260
8.13%, 08/15/2019	1,000	1,142
		$853,844
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS		$1,500,886
Total Investments		$2,453,504
Other Assets and Liabilities - (6.72)%		$(154,389)
TOTAL NET ASSETS - 100.00%		$2,299,115

(a)	Variable Rate. Rate shown is in effect at June 30, 2017.
(b)	Non-Income Producing Security
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $9,105 or 0.40% of net assets.
(d)	Credit support indicates investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution, or government agency.
(e)	Security was purchased in a "to-be-announced" ("TBA") transaction. See Notes to Financial Statements for additional information.

Portfolio Summary (unaudited)

Sector		Percent
Government		42.21%
Mortgage Securities		29.86%
Financial		8.56%
Investment Companies		7.07%
Consumer, Non-cyclical		4.25%
Energy		2.84%
Communications		2.70%
Technology		1.94%
Consumer, Cyclical		1.83%
Industrial		1.82%
Utilities		1.62%
Basic Materials		0.84%
Asset Backed Securities		0.40%
Revenue Bonds		0.40%
General Obligation Unlimited		0.30%
Insured		0.08%
General Obligation Limited		0.00%
Investments Sold Short		(0.02)%
Other Assets and Liabilities		(6.70)%
TOTAL NET ASSETS		100.00%

		Short Sales Outstanding

U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS - (0.02)%	Amount (000's)	Value (000's)
Government National Mortgage Association (GNMA) -
(0.02)%
3.00%, 08/01/2045	$200	$202
3.50%, 08/01/2045	150	155
4.50%, 07/01/2041	100	107
5.00%, 07/01/2047	100	107
		$571
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY $		571
OBLIGATIONS (proceeds $572)
TOTAL SHORT SALES (proceeds $572)		$571

See accompanying notes.

Schedule of Investments
Core Plus Bond Account
June 30, 2017 (unaudited)

COMMON STOCKS - 0.04%	Shares Held	Value (000's)		Principal
Oil & Gas - 0.04%			BONDS (continued)	Amount (000's) Value (000's)
Patterson-UTI Energy Inc	5,260	$106	Airlines (continued)
			American Airlines 2017-1 Class AA Pass
Telecommunications - 0.00%			Through Trust
Goodman Networks Inc (a),(b)	1,965	—	3.65%, 08/15/2030	$165	$170
			Continental Airlines 2007-1 Class A Pass
TOTAL COMMON STOCKS		$106	Through Trust
INVESTMENT COMPANIES - 1.24%	Shares Held	Value (000's)	5.98%, 10/19/2023	103	113
Money Market Funds - 1.24%			United Airlines 2014-1 Class A Pass Through
BlackRock Liquidity Funds FedFund Portfolio	3,632,904	3,633	Trust
			4.00%, 10/11/2027	204	213
TOTAL INVESTMENT COMPANIES		$3,633	United Airlines 2014-2 Class A Pass Through
PREFERRED STOCKS - 0.49%	Shares Held	Value (000's)	Trust
			3.75%, 03/03/2028	274	284
Agriculture - 0.01%
Pinnacle Operating Corp 0.00% (a),(b)	80,316	$41	US Airways 2001-1G Pass Through Trust
			7.08%, 09/20/2022	20	22

Banks - 0.43%			US Airways 2013-1 Class A Pass Through
Morgan Stanley 6.38% (c)	15,000	428	Trust
State Street Corp 5.90% (c)	30,000	843	3.95%, 05/15/2027	121	126
					$1,686
		$1,271
			Automobile Asset Backed Securities - 5.47%
Telecommunications - 0.05%
Goodman Networks Inc 0.00% (a),(b)	2,338	—	Ally Auto Receivables Trust 2016-2
			1.35%, 05/15/2020	775	774
Verizon Communications Inc 5.90%	5,000	135
			AmeriCredit Automobile Receivables 2015-4
		$135	2.11%, 01/08/2021(e)	425	426
TOTAL PREFERRED STOCKS		$1,447	2.88%, 07/08/2021	475	479
	Principal		AmeriCredit Automobile Receivables 2016-1
BONDS - 65.82%	Amount (000's)	Value (000's)	1.84%, 06/10/2019(e)	213	213
Aerospace & Defense - 0.25%			2.89%, 01/10/2022	700	709
Air 2 US
8.63%, 10/01/2020(d)	$12	$12	AmeriCredit Automobile Receivables Trust
			2016-2
Lockheed Martin Corp			2.87%, 11/08/2021(e)	425	429
2.50%, 11/23/2020	195	198	AmeriCredit Automobile Receivables Trust
United Technologies Corp			2016-3
2.80%, 05/04/2024	420	421	1.65%, 11/08/2019(e)	316	317
4.15%, 05/15/2045	50	52	Americredit Automobile Receivables Trust
5.40%, 05/01/2035	40	48	2016-4
		$731	1.34%, 04/08/2020	2,455	2,452
Agriculture - 0.58%			Capital Auto Receivables Asset Trust 2015-2
Altria Group Inc			1.73%, 09/20/2019	450	450
4.50%, 05/02/2043	190	202	Capital Auto Receivables Asset Trust 2016-1
BAT International Finance PLC			1.91%, 11/20/2018(e)	53	53
2.75%, 06/15/2020(d)	35	35
			Capital Auto Receivables Asset Trust 2016-2
Imperial Brands Finance PLC			1.80%, 01/22/2019(e)	1,364	1,365
3.75%, 07/21/2022(d)	220	229	Capital Auto Receivables Asset Trust 2016-3
Philip Morris International Inc			1.63%, 04/22/2019(e)	578	578
1.88%, 02/25/2021	365	361	Drive Auto Receivables Trust 2016-C
4.38%, 11/15/2041	20	21	2.37%, 11/16/2020(d),(e)	700	701
Pinnacle Operating Corp			Drive Auto Receivables Trust 2017-1
9.00%, 05/15/2023(d)	118	112	1.43%, 05/15/2019(e)	400	400
Reynolds American Inc			Drive Auto Receivables Trust 2017-A
3.25%, 06/12/2020	108	111	2.51%, 01/15/2021(d),(e)	500	502
5.70%, 08/15/2035	300	356	Enterprise Fleet Financing LLC
5.85%, 08/15/2045	45	55	1.59%, 02/22/2021(d),(e)	424	424
6.88%, 05/01/2020	130	146	Ford Credit Auto Owner Trust 2016-A
Vector Group Ltd			1.39%, 07/15/2020	450	449
6.13%, 02/01/2025(d)	85	88	GM Financial Automobile Leasing Trust
		$1,716	2016-2
Airlines - 0.57%			1.71%, 10/22/2018(e)	669	670
American Airlines 2013-1 Class B Pass			GM Financial Automobile Leasing Trust
Through Trust			2016-3
5.63%, 07/15/2022(d)	161	169	1.35%, 02/20/2019	621	621
American Airlines 2014-1 Class A Pass			1.97%, 05/20/2020(e)	300	298
Through Trust			2.38%, 05/20/2020(e)	300	298
3.70%, 04/01/2028	142	145	GM Financial Automobile Leasing Trust
American Airlines 2015-1 Class A Pass			2017-1
Through Trust			2.48%, 08/20/2020(e)	300	301
3.38%, 11/01/2028	353	354	2.74%, 08/20/2020(e)	200	200
American Airlines 2015-1 Class B Pass			Hyundai Auto Receivables Trust 2017-A
Through Trust			1.48%, 02/18/2020(e)	300	300
3.70%, 11/01/2024	16	16	Nissan Auto Lease Trust 2016-B
American Airlines 2016-3 Class A Pass			1.44%, 12/17/2018(e)	415	416
Through Trust			Nissan Auto Lease Trust 2017-A
3.25%, 04/15/2030	75	74	1.24%, 09/16/2019(e)	1,500	1,500

See accompanying notes.

Schedule of Investments
Core Plus Bond Account
June 30, 2017 (unaudited)

Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Automobile Asset Backed Securities (continued)			Banks (continued)
OneMain Direct Auto Receivables Trust 2016-			BPCE SA (continued)
1			4.88%, 04/01/2026(d)	$600	$634
2.04%, 01/15/2021(d),(e)	$162	$162	Citigroup Inc
Santander Drive Auto Receivables Trust 2014-			2.75%, 04/25/2022	365	364
5			3.89%, 01/10/2028(e)	705	716
1.77%, 09/16/2019	78	78	4.28%, 04/24/2048(e)	100	102
Santander Drive Auto Receivables Trust 2015-			4.45%, 09/29/2027	205	213
5			4.75%, 05/18/2046	65	68
1.58%, 09/16/2019(e)	153	154	CoBank ACB
Volkswagen Auto Loan Enhanced Trust 2014-			6.25%, 12/31/2049(c),(e)	115	126
1			Cooperatieve Rabobank UA
0.91%, 10/22/2018	34	34	5.25%, 08/04/2045	390	455
World Omni Auto Receivables Trust 2014-B			11.00%, 12/29/2049 (c),(d),(e)	281	326
1.14%, 01/15/2020	303	302	Credit Suisse Group AG
		$16,055	3.57%, 01/09/2023(d)	265	272
Automobile Floor Plan Asset Backed Securities - 0.61%			4.28%, 01/09/2028(d)	500	517
Ally Master Owner Trust			Discover Bank
1.60%, 10/15/2019	300	300	3.10%, 06/04/2020	500	509
Wells Fargo Dealer Floorplan Master Note			First Republic Bank/CA
Trust			4.38%, 08/01/2046	310	304
1.59%, 07/20/2019(e)	1,500	1,500	4.63%, 02/13/2047	250	257
		$1,800	Goldman Sachs Group Inc/The
Automobile Manufacturers - 0.64%			2.30%, 12/13/2019	90	90
			2.91%, 06/05/2023(e)	660	659
Daimler Finance North America LLC
2.25%, 03/02/2020(d)	210	210	2.92%, 10/28/2027(e)	280	291
2.45%, 05/18/2020(d)	40	40	3.50%, 01/23/2025	370	374
2.85%, 01/06/2022(d)	180	182	4.25%, 10/21/2025	265	274
3.45%, 01/06/2027(d)	155	158	5.15%, 05/22/2045	155	172
Ford Motor Co			5.38%, 12/31/2049(c),(e)	845	888
5.29%, 12/08/2046	85	87	6.00%, 06/15/2020	200	221
General Motors Co			6.75%, 10/01/2037	280	363
3.50%, 10/02/2018	275	280	HSBC Holdings PLC
4.88%, 10/02/2023	170	182	2.95%, 05/25/2021	200	203
5.20%, 04/01/2045	35	35	3.26%, 03/13/2023(e)	200	204
6.25%, 10/02/2043	15	17	3.60%, 05/25/2023	240	248
			4.04%, 03/13/2028(e)	200	207
General Motors Financial Co Inc
2.63%, 07/10/2017	355	355	4.38%, 11/23/2026	200	208
3.45%, 01/14/2022	120	122	ING Bank NV
			5.80%, 09/25/2023(d)	200	226
3.95%, 04/13/2024	90	91
Navistar International Corp			ING Groep NV
8.25%, 11/01/2021	120	121	3.15%, 03/29/2022	200	204
		$1,880	3.95%, 03/29/2027	290	302
			6.00%, 12/31/2049(c),(e)	200	204
Automobile Parts & Equipment - 0.17%
Allison Transmission Inc			Intesa Sanpaolo SpA
5.00%, 10/01/2024(d)	75	77	5.71%, 01/15/2026(d)	750	792
American Axle & Manufacturing Inc			JPMorgan Chase & Co
6.25%, 04/01/2025(d)	115	112	2.78%, 04/25/2023(e)	445	446
			3.22%, 03/01/2025(e)	235	235
Dana Inc
5.50%, 12/15/2024	130	135	4.25%, 10/01/2027	245	256
IHO Verwaltungs GmbH			4.95%, 06/01/2045	450	502
4.75%, 09/15/2026(d)	25	25	5.00%, 12/31/2049(c),(e)	305	312
ZF North America Capital Inc			5.63%, 08/16/2043	195	234
4.75%, 04/29/2025(d)	150	158	Morgan Stanley
			2.37%, 05/08/2024(e)	225	226
		$507
			2.38%, 07/23/2019	85	86
Banks - 8.81%			2.55%, 10/24/2023(e)	300	305
Bank of America Corp
3.50%, 04/19/2026	135	135	2.75%, 05/19/2022	290	290
4.18%, 11/25/2027	245	249	3.63%, 01/20/2027	230	232
4.20%, 08/26/2024	355	369	4.10%, 05/22/2023	410	428
4.25%, 10/22/2026	391	403	4.30%, 01/27/2045	215	222
4.44%, 01/20/2048(e)	65	69	4.38%, 01/22/2047	95	99
6.10%, 12/31/2049(c),(e)	405	440	5.00%, 11/24/2025	195	212
			5.55%, 12/31/2049(c),(e)	220	230
6.25%, 12/31/2049(c),(e)	305	332
Bank of New York Mellon Corp/The			Popular Inc
4.62%, 12/31/2049(c),(e)	300	303	7.00%, 07/01/2019	75	79
4.95%, 12/31/2049(c),(e)	840	876	RBC USA Holdco Corp
BNP Paribas SA			5.25%, 09/15/2020	290	315
4.63%, 03/13/2027(d)	415	438	Royal Bank of Scotland Group PLC
			2.65%, 05/15/2023(e)	285	287
BPCE SA
2.50%, 12/10/2018	270	272	3.88%, 09/12/2023	280	286
2.65%, 02/03/2021	305	307	4.80%, 04/05/2026	200	212
2.75%, 12/02/2021	250	252	5.13%, 05/28/2024	50	53

See accompanying notes.

Schedule of Investments
Core Plus Bond Account
June 30, 2017 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)		Amount (000's) Value (000's)
Banks (continued)			Chemicals - 0.66%
Santander UK Group Holdings PLC			A Schulman Inc
3.57%, 01/10/2023	$280	$286	6.87%, 06/01/2023(e)		$95	$100
Santander UK PLC			Air Liquide Finance SA
5.00%, 11/07/2023(d)	200	214	1.75%, 09/27/2021(d)		220	214
Skandinaviska Enskilda Banken AB			Aruba Investments Inc
5.75%, 12/31/2049(c),(e)	615	630	8.75%, 02/15/2023(d)		80	83
Synchrony Bank			Blue Cube Spinco Inc
3.00%, 06/15/2022	250	249	9.75%, 10/15/2023		40	48
UBS AG/Stamford CT			CF Industries Inc
2.35%, 03/26/2020	270	272	5.15%, 03/15/2034		110	102
UBS Group Funding Switzerland AG			Chevron Phillips Chemical Co LLC / Chevron
2.95%, 09/24/2020(d)	365	373	Phillips Chemical Co LP
3.49%, 05/23/2023(d)	505	517	3.40%, 12/01/2026(d)		125	127
4.25%, 03/23/2028(d)	605	632	Consolidated Energy Finance SA
UniCredit SpA			6.88%, 06/15/2025(d)		150	154
5.86%, 06/19/2032(d),(e)	400	411	Cornerstone Chemical Co
Wells Fargo & Co			9.38%, 03/15/2018(d)		70	70
2.40%, 10/31/2023(e)	240	244	Dow Chemical Co/The
2.50%, 03/04/2021	440	442	4.38%, 11/15/2042		80	83
3.07%, 01/24/2023	350	355	Monsanto Co
4.40%, 06/14/2046	265	268	3.95%, 04/15/2045		195	184
		$25,878	4.40%, 07/15/2044		55	56
Beverages - 1.28%			NOVA Chemicals Corp
Anheuser-Busch InBev Finance Inc			5.25%, 06/01/2027(d)		80	80
2.65%, 02/01/2021	955	968	Sherwin-Williams Co/The
3.30%, 02/01/2023	425	438	3.13%, 06/01/2024		155	156
3.65%, 02/01/2026	400	412	3.45%, 06/01/2027		235	237
4.70%, 02/01/2036	200	220	Solvay Finance America LLC
4.90%, 02/01/2046	445	502	3.40%, 12/03/2020(d)		225	232
Central American Bottling Corp						$1,926
5.75%, 01/31/2027	100	106	Coal - 0.02%
Coca-Cola Icecek AS			Alliance Resource Operating Partners LP /
4.75%, 10/01/2018(d)	250	255	Alliance Resource Finance Corp
Constellation Brands Inc			7.50%, 05/01/2025(d)		60	63
3.50%, 05/09/2027	200	200
Corp Lindley SA			Commercial Mortgage Backed Securities - 5.75%
6.75%, 11/23/2021(d)	44	49	Banc of America Commercial Mortgage Trust
6.75%, 11/23/2021	66	74	2015-UB	S7
Dr Pepper Snapple Group Inc			3.71%, 09/15/2048		500	523
3.13%, 12/15/2023	175	178	Banc of America Commercial Mortgage Trust
Molson Coors Brewing Co			2016-UBS10
4.20%, 07/15/2046	110	108	5.08%, 07/15/2049(e)		300	317
Pernod Ricard SA			BBCMS MORTGAGE TRUST 2017-C1
5.75%, 04/07/2021(d)	235	262	3.67%, 02/15/2050		500	521
		$3,772	Citigroup Commercial Mortgage Trust 2015-
Biotechnology - 0.20%			GC27
Amgen Inc			3.57%, 02/10/2048(e)		900	918
4.66%, 06/15/2051	140	148	Citigroup Commercial Mortgage Trust 2015-
Celgene Corp			GC29
2.88%, 08/15/2020	130	133	3.19%, 04/10/2048(e)		750	756
5.00%, 08/15/2045	90	101	4.29%, 04/10/2048(e)		500	485
5.25%, 08/15/2043	30	34	Citigroup Commercial Mortgage Trust 2016-
Gilead Sciences Inc			GC37
2.50%, 09/01/2023	50	49	3.58%, 04/10/2049(e)		350	351
4.15%, 03/01/2047	85	86	COMM 2007-C9 Mortgage Trust
4.60%, 09/01/2035	45	48	5.99%, 12/10/2049(e)		1,000	999
		$599	COMM 2013-CCRE11 Mortgage Trust
			1.31%, 08/10/2050(e),(f)		6,827	342
Building Materials - 0.41%
BMC East LLC			COMM 2013-CCRE8 Mortgage Trust
5.50%, 10/01/2024(d)	105	110	4.09%, 06/10/2046(d),(e)		350	358
Boise Cascade Co			COMM 2015-PC1 Mortgage Trust
5.63%, 09/01/2024(d)	70	72	4.29%, 07/10/2050(e)		250	265
Cemex SAB de CV			Credit Suisse Commercial Mortgage Trust
5.70%, 01/11/2025	200	212	Series 2006-C5
7.75%, 04/16/2026(d)	200	229	0.87%, 12/15/2039(e),(f)		326	—
Johnson Controls International plc			DBJPM 16-C3 Mortgage Trust
			2.89%, 09/10/2049(e)		500	491
5.13%, 09/14/2045	335	385
Norbord Inc			DBUBS 2011-LC2 Mortgage Trust
5.38%, 12/01/2020(d)	95	100	4.54%, 07/10/2044(d)		750	804
Owens Corning			GS Mortgage Securities Trust 2011-GC5
7.00%, 12/01/2036	75	97	1.52%, 08/10/2044(d),(e),(f)		9,827	443
		$1,205	GS Mortgage Securities Trust 2012-GCJ7
			2.43%, 05/10/2045(e),(f)		2,101	149

See accompanying notes.

Schedule of Investments Core Plus Bond Account June 30, 2017 (unaudited)

		Principal			Principal
BONDS (continued)		Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Commercial Mortgage Backed Securities (continued)				Commercial Mortgage Backed Securities (continued)
GS Mortgage Securities Trust 2013-GC16				WFRBS Commercial Mortgage Trust 2014-
1.59%, 11/10/2046(e),(f)		$2,806	$132	C22
GS Mortgage Securities Trust 2013-GCJ12				4.07%, 09/15/2057	$500	$524
3.78%, 06/10/2046(e)		250	255			$16,879
GS Mortgage Securities Trust 2014-GC26				Commercial Services - 0.15%
1.21%, 11/10/2047(e),(f)		4,948	284	Ahern Rentals Inc
GS Mortgage Securities Trust 2015-GC34				7.38%, 05/15/2023(d)	90	74
3.51%, 10/10/2048(e)		375	385	DP World Ltd
GS Mortgage Securities Trust 2015-GS1				6.85%, 07/02/2037	100	117
3.73%, 11/10/2048		1,000	1,045	GW Honos Security Corp
JP Morgan Chase Commercial Mortgage				8.75%, 05/15/2025(d)	80	84
Securities Trust 2010-C1				IHS Markit Ltd
5.95%, 06/15/2043(d)		400	390	4.75%, 02/15/2025(d)	25	27
JP Morgan Chase Commercial Mortgage				Team Health Holdings Inc
Securities Trust 2011-C5				6.38%, 02/01/2025(d)	65	63
5.59%, 08/15/2046(d),(e)		350	378	TMS International Corp
JP Morgan Chase Commercial Mortgage				7.63%, 10/15/2021(d)	85	86
Securities Trust 2012-LC9						$451
1.86%, 12/15/2047(e),(f)		3,311	210
				Computers - 1.03%
JP Morgan Chase Commercial Mortgage				Apple Inc
Securities Trust 2013-C16				2.85%, 05/11/2024	170	171
1.28%, 12/15/2046(e),(f)		10,634	459
				3.00%, 02/09/2024	445	452
JP Morgan Chase Commercial Mortgage				3.00%, 06/20/2027	125	124
Securities Trust 2016-JP3				3.20%, 05/11/2027	255	258
3.14%, 08/15/2049(e)		500	491
				3.85%, 08/04/2046	155	155
JPMBB Commercial Mortgage Securities				4.25%, 02/09/2047	85	90
Trust 2014-C24				4.65%, 02/23/2046	160	179
4.57%, 11/15/2047(e)		500	496
				Compiler Finance Sub Inc
LB-UBS Commercial Mortgage Trust 2007-				7.00%, 05/01/2021(d)	80	40
C1				Dell International LLC / EMC Corp
0.37%, 02/15/2040(e),(f)		1,147	—	5.45%, 06/15/2023(d)	255	277
Morgan Stanley Bank of America Merrill				5.88%, 06/15/2021(d)	45	47
Lynch Trust 2012-C5				6.02%, 06/15/2026(d)	155	171
1.67%, 08/15/2045(d),(e),(f)		3,637	212	7.13%, 06/15/2024(d)	325	357
Morgan Stanley Bank of America Merrill				8.35%, 07/15/2046(d)	320	413
Lynch Trust 2014-C14				Hewlett Packard Enterprise Co
1.40%, 02/15/2047(e),(f)		9,683	422	2.85%, 10/05/2018	95	96
Morgan Stanley Bank of America Merrill				4.90%, 10/15/2025(e)	50	52
Lynch Trust 2014-C16				6.20%, 10/15/2035(e)	120	130
1.34%, 06/15/2047(e),(f)		4,341	228
						$3,012
Morgan Stanley Bank of America Merrill				Consumer Products - 0.30%
Lynch Trust 2015-C26				ACCO Brands Corp
3.89%, 10/15/2048		250	261	5.25%, 12/15/2024(d)	75	78
Morgan Stanley Bank of America Merrill				Reckitt Benckiser Treasury Services PLC
Lynch Trust 2015-C27				1.86%, 06/24/2022(d),(e)	350	350
3.75%, 12/15/2047(e)		100	105	2.75%, 06/26/2024(d)	470	466
Morgan Stanley Bank of America Merrill						$894
Lynch Trust 2016-C30
3.17%, 09/15/2049(e)		500	489	Cosmetics & Personal Care - 0.01%
				First Quality Finance Co Inc
MSBAM Commercial Mortgage Securities				5.00%, 07/01/2025(d)	35	36
Trust 2012-CKSV
1.25%, 10/15/2030(d),(e),(f)		3,660	176
				Credit Card Asset Backed Securities - 1.84%
UBS Commercial Mortgage Trust 2012-C1
3.40%, 05/10/2045(e)		147	153	Chase Issuance Trust
				1.30%, 02/18/2020	700	699
UBS-Barclays Commercial Mortgage Trust
2012	-C3			Synchrony Credit Card Master Note Trust
3.09%, 08/10/2049(e)		255	261	2014-1
				1.61%, 11/15/2020	650	650
UBS-Barclays Commercial Mortgage Trust
2012	-C4			World Financial Network Credit Card Master
1.89%, 12/10/2045(d),(e),(f)		1,385	93	Trust
3.32%, 12/10/2045(d),(e)		500	506	1.61%, 12/15/2021	550	550
				1.64%, 02/15/2022(e)	3,000	3,008
UBS-Barclays Commercial Mortgage Trust				1.76%, 05/17/2021(e)	500	500
2013	-C5
3.18%, 03/10/2046(e)		335	343			$5,407
4.08%, 03/10/2046(d),(e)		175	157	Distribution & Wholesale - 0.10%

Wells Fargo Commercial Mortgage Trust				American Builders & Contractors Supply Co
				Inc
2017	-C38			5.75%, 12/15/2023(d)	45	48
3.45%, 07/15/2050(b),(e),(g)		500	515

WFRBS Commercial Mortgage Trust 2013-				Global Partners LP / GLP Finance Corp
				7.00%, 06/15/2023	80	80
C12
1.51%, 03/15/2048(d),(e),(f)		3,692	187	HD Supply Inc
				5.75%, 04/15/2024(d)	25	26

See accompanying notes.

Schedule of Investments
Core Plus Bond Account
June 30, 2017 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Distribution & Wholesale (continued)			Electric (continued)
WW Grainger Inc			Electricite de France SA (continued)
4.20%, 05/15/2047	$130	$134	4.95%, 10/13/2045(d)	$25	$27
		$288	5.63%, 12/31/2049(c),(d),(e)	280	288
Diversified Financial Services - 1.11%			Elwood Energy LLC
Aircastle Ltd			8.16%, 07/05/2026	127	142
4.13%, 05/01/2024	25	25	Emera US Finance LP
5.00%, 04/01/2023	60	64	2.70%, 06/15/2021	185	185
5.13%, 03/15/2021	150	160	Enel Finance International NV
5.50%, 02/15/2022	40	44	2.88%, 05/25/2022(d)	200	200
Ally Financial Inc			Exelon Corp
3.25%, 11/05/2018	85	86	2.85%, 06/15/2020	330	335
5.75%, 11/20/2025	385	405	3.50%, 06/01/2022(e)	125	128
Brookfield Finance LLC			4.45%, 04/15/2046	35	36
4.00%, 04/01/2024	270	277	5.10%, 06/15/2045	115	129
CIT Group Inc			Fortis Inc/Canada
3.88%, 02/19/2019	380	389	2.10%, 10/04/2021(d)	185	181
5.80%, 12/31/2049(c),(e)	40	42	3.06%, 10/04/2026(d)	275	265
Credit Acceptance Corp			Georgia Power Co
6.13%, 02/15/2021	105	108	4.30%, 03/15/2042	100	103
7.38%, 03/15/2023	65	68	4.30%, 03/15/2043	80	82
Discover Financial Services			Indiantown Cogeneration LP
3.85%, 11/21/2022	75	77	9.77%, 12/15/2020	86	93
Fly Leasing Ltd			Kentucky Utilities Co
6.38%, 10/15/2021	200	210	3.30%, 10/01/2025	190	192
GE Capital International Funding Co			Louisville Gas & Electric Co
Unlimited Co			3.30%, 10/01/2025	115	117
4.42%, 11/15/2035	233	254	MidAmerican Energy Co
International Lease Finance Corp			4.25%, 05/01/2046	205	220
6.25%, 05/15/2019	95	102	Mirant Mid-Atlantic Series C Pass Through
National Rural Utilities Cooperative Finance			Trust
Corp			10.06%, 12/30/2028	127	119
2.40%, 04/25/2022	255	256	NextEra Energy Capital Holdings Inc
4.75%, 04/30/2043(e)	125	128	3.55%, 05/01/2027	170	173
Navient Corp			NRG Energy Inc
5.00%, 10/26/2020	10	10	6.63%, 01/15/2027	110	110
5.88%, 03/25/2021	65	69	Oncor Electric Delivery Co LLC
6.13%, 03/25/2024	35	36	5.25%, 09/30/2040	120	144
6.63%, 07/26/2021	40	43	PacifiCorp
6.75%, 06/25/2025	70	72	2.95%, 06/01/2023	705	719
Springleaf Finance Corp			3.85%, 06/15/2021	150	159
5.25%, 12/15/2019	110	114	PPL Electric Utilities Corp
Synchrony Financial			3.95%, 06/01/2047	150	154
2.60%, 01/15/2019	160	161	4.75%, 07/15/2043	115	131
Visa Inc			PPL WEM Ltd / Western Power Distribution
2.20%, 12/14/2020	65	65	Ltd
		$3,265	5.38%, 05/01/2021(d)	440	475
Electric - 2.94%			Puget Energy Inc
AEP Transmission Co LLC			6.00%, 09/01/2021	285	320
4.00%, 12/01/2046	65	67	Southern California Edison Co
Alabama Power Co			3.60%, 02/01/2045	260	253
3.85%, 12/01/2042	125	125	Southern Co/The
4.15%, 08/15/2044	120	125	2.95%, 07/01/2023	145	144
CMS Energy Corp			4.25%, 07/01/2036	105	107
4.70%, 03/31/2043	135	143	4.40%, 07/01/2046	60	61
4.88%, 03/01/2044	130	145	5.50%, 03/15/2057(e)	85	90
Commonwealth Edison Co			State Grid Overseas Investment 2016 Ltd
3.70%, 03/01/2045	70	69	3.50%, 05/04/2027	250	250
4.35%, 11/15/2045	125	135	Virginia Electric & Power Co
Consolidated Edison Co of New York Inc			4.00%, 01/15/2043	35	36
4.63%, 12/01/2054	150	166	4.45%, 02/15/2044	125	137
Dominion Energy Inc			4.65%, 08/15/2043	65	73
3.90%, 10/01/2025	115	119			$8,624
DTE Energy Co			Electronics - 0.07%
6.38%, 04/15/2033	215	271	Sanmina Corp
Duke Energy Corp			4.38%, 06/01/2019(d)	40	41
2.65%, 09/01/2026	85	81	Tech Data Corp
3.75%, 09/01/2046	120	114	3.70%, 02/15/2022	145	148
Dynegy Inc			Tyco Electronics Group SA
7.38%, 11/01/2022	125	123	7.13%, 10/01/2037	20	28
Edison International					$217
3.75%, 09/15/2017	160	161	Engineering & Construction - 0.08%
Electricite de France SA			SBA Tower Trust
2.35%, 10/13/2020(d)	400	402	2.90%, 10/15/2044(d)	170	171

See accompanying notes.

Schedule of Investments
Core Plus Bond Account
June 30, 2017 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Engineering & Construction (continued)			Forest Products & Paper - 0.24%
Tutor Perini Corp			Domtar Corp
6.88%, 05/01/2025(d)	$60	$63	6.25%, 09/01/2042	$265	$276
		$234	International Paper Co
Entertainment - 0.41%			3.00%, 02/15/2027	135	130
AMC Entertainment Holdings Inc			4.40%, 08/15/2047	135	136
5.88%, 11/15/2026(d)	130	136	Sappi Papier Holding GmbH
Carmike Cinemas Inc			7.50%, 06/15/2032(d)	50	51
6.00%, 06/15/2023(d)	55	58	Tembec Industries Inc
CCM Merger Inc			9.00%, 12/15/2019(d)	100	104
6.00%, 03/15/2022(d)	60	61			$697
Cinemark USA Inc			Gas - 0.20%
4.88%, 06/01/2023	145	148	Dominion Energy Gas Holdings LLC
Eldorado Resorts Inc			2.80%, 11/15/2020	260	263
6.00%, 04/01/2025(d)	35	37	4.80%, 11/01/2043	10	11
7.00%, 08/01/2023	85	92	NGL Energy Partners LP / NGL Energy
GLP Capital LP / GLP Financing II Inc			Finance Corp
4.38%, 04/15/2021	10	11	6.88%, 10/15/2021	35	35
5.38%, 04/15/2026	80	87	7.50%, 11/01/2023(d)	115	113
International Game Technology PLC			Southern Co Gas Capital Corp
6.50%, 02/15/2025(d)	200	220	4.40%, 05/30/2047	165	168
Lions Gate Entertainment Corp					$590
5.88%, 11/01/2024(d)	70	74	Healthcare - Products - 1.23%
Penn National Gaming Inc			Abbott Laboratories
5.63%, 01/15/2027(d)	50	51	2.90%, 11/30/2021	195	197
Pinnacle Entertainment Inc			3.75%, 11/30/2026	150	153
5.63%, 05/01/2024(d)	70	73	4.90%, 11/30/2046	580	639
Scientific Games International Inc			Becton Dickinson and Co
7.00%, 01/01/2022(d)	35	37	2.25%, 06/06/2022(e)	165	165
10.00%, 12/01/2022	105	115	3.70%, 06/06/2027	270	271
		$1,200	4.67%, 06/06/2047	315	327
Food - 1.24%			DJO Finco Inc / DJO Finance LLC / DJO
Arcor SAIC			Finance Corp
6.00%, 07/06/2023(d)	210	223	8.13%, 06/15/2021(d)	145	135
BI-LO LLC / BI-LO Finance Corp			Hill-Rom Holdings Inc
9.25%, 02/15/2019(d)	85	73	5.75%, 09/01/2023(d),(e)	60	63
Cencosud SA			Kinetic Concepts Inc / KCI USA Inc
5.50%, 01/20/2021	150	164	7.88%, 02/15/2021(d)	70	74
Clearwater Seafoods Inc			Medtronic Global Holdings SCA
6.88%, 05/01/2025(d)	35	37	3.35%, 04/01/2027	235	240
Danone SA			Medtronic Inc
2.95%, 11/02/2026(d)	200	193	2.50%, 03/15/2020	165	167
Gruma SAB de CV			4.38%, 03/15/2035	310	339
4.88%, 12/01/2024(d)	350	379	4.63%, 03/15/2045	100	113
Grupo Bimbo SAB de CV			Teleflex Inc
4.88%, 06/27/2044(d)	200	200	4.88%, 06/01/2026	40	41
Ingles Markets Inc			Universal Hospital Services Inc
5.75%, 06/15/2023	90	88	7.63%, 08/15/2020	135	137
JBS USA LUX SA / JBS USA Finance Inc			Zimmer Biomet Holdings Inc
5.75%, 06/15/2025(d)	85	80	2.00%, 04/01/2018	285	286
7.25%, 06/01/2021(d)	25	25	2.70%, 04/01/2020	160	161
Kraft Heinz Foods Co			3.15%, 04/01/2022	95	96
2.80%, 07/02/2020	460	467			$3,604
4.38%, 06/01/2046	115	113	Healthcare - Services - 1.33%
5.00%, 07/15/2035	80	86	Centene Corp
5.20%, 07/15/2045	140	151	4.75%, 05/15/2022	155	162
Lamb Weston Holdings Inc			5.63%, 02/15/2021	40	42
4.63%, 11/01/2024(d)	20	21	6.13%, 02/15/2024	60	65
4.88%, 11/01/2026(d)	45	47	CHS/Community Health Systems Inc
Post Holdings Inc			5.13%, 08/01/2021	75	76
5.00%, 08/15/2026(d)	110	110	6.25%, 03/31/2023	90	93
Sigma Alimentos SA de CV			Cigna Corp
4.13%, 05/02/2026(d)	250	254	4.00%, 02/15/2022	170	180
TreeHouse Foods Inc			Fresenius Medical Care US Finance II Inc
6.00%, 02/15/2024(d)	75	80	4.75%, 10/15/2024(d)	100	105
Want Want China Finance Ltd			5.88%, 01/31/2022(d)	85	94
2.88%, 04/27/2022	200	200	6.50%, 09/15/2018(d)	55	58
Wm Wrigley Jr Co			HCA Inc
2.40%, 10/21/2018(d)	235	237	4.50%, 02/15/2027	160	165
3.38%, 10/21/2020(d)	415	428	4.75%, 05/01/2023	245	259
		$3,656	5.00%, 03/15/2024	225	238
			5.25%, 04/15/2025	105	113
			5.50%, 06/15/2047	235	243

See accompanying notes.

Schedule of Investments
Core Plus Bond Account
June 30, 2017 (unaudited)

Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Healthcare - Services (continued)			Insurance (continued)
HCA Inc (continued)			Manulife Financial Corp
5.88%, 03/15/2022	$85	$94	4.06%, 02/24/2032(e)	$300	$303
Humana Inc			Markel Corp
2.63%, 10/01/2019	220	223	5.00%, 04/05/2046	280	306
3.85%, 10/01/2024	195	203	Prudential Financial Inc
3.95%, 03/15/2027	275	286	5.38%, 05/15/2045(e)	150	162
4.95%, 10/01/2044	159	178	5.63%, 06/15/2043(e)	115	126
IASIS Healthcare LLC / IASIS Capital Corp			5.88%, 09/15/2042(e)	190	212
8.38%, 05/15/2019	110	110	Voya Financial Inc
MPH Acquisition Holdings LLC			5.65%, 05/15/2053(e)	405	430
7.13%, 06/01/2024(d)	120	128	XLIT Ltd
Tenet Healthcare Corp			4.45%, 03/31/2025	640	660
4.63%, 07/15/2024(d)	31	31	5.50%, 03/31/2045	370	395
6.75%, 06/15/2023	30	30			$4,910
7.50%, 01/01/2022(d)	35	38	Internet - 0.46%
THC Escrow Corp III			Alibaba Group Holding Ltd
4.63%, 07/15/2024(d)	39	39	3.13%, 11/28/2021	250	255
UnitedHealth Group Inc			Baidu Inc
4.63%, 07/15/2035	435	489	2.88%, 07/06/2022(g)	225	224
WellCare Health Plans Inc			3.00%, 06/30/2020	200	203
5.25%, 04/01/2025	155	162	3.25%, 08/06/2018	200	202
		$3,904	3.63%, 07/06/2027(g)	200	197
Home Builders - 0.24%			Netflix Inc
Beazer Homes USA Inc			4.38%, 11/15/2026(d)	85	85
8.75%, 03/15/2022	75	84	Zayo Group LLC / Zayo Capital Inc
Century Communities Inc			6.00%, 04/01/2023	170	179
5.88%, 07/15/2025(d)	70	70			$1,345
Lennar Corp			Iron & Steel - 0.42%
4.13%, 12/01/2018	90	92	AK Steel Corp
4.50%, 11/15/2019	20	21	7.00%, 03/15/2027	105	108
4.50%, 04/30/2024	115	119	7.50%, 07/15/2023	50	54
4.75%, 11/15/2022(e)	105	111	7.63%, 10/01/2021	25	26
4.88%, 12/15/2023	40	42	ArcelorMittal
WCI Communities Inc / Lennar Corp			6.00%, 03/01/2021(e)	15	16
6.88%, 08/15/2021	150	156	7.50%, 10/15/2039(e)	255	286
		$695	Commercial Metals Co
Home Equity Asset Backed Securities - 0.08%			4.88%, 05/15/2023	197	199
New Century Home Equity Loan Trust 2005-			Signode Industrial Group Lux SA/Signode
1			Industrial Group US Inc
1.80%, 03/25/2035(e)	25	24	6.38%, 05/01/2022(d)	150	157
Saxon Asset Securities Trust 2004-1			Vale Overseas Ltd
2.91%, 03/25/2035(e)	127	80	6.25%, 08/10/2026	330	356
Specialty Underwriting & Residential Finance			6.88%, 11/21/2036	40	43
Trust Series 2004-BC1					$1,245
1.98%, 02/25/2035(e)	123	118	Leisure Products & Services - 0.07%
		$222	NCL Corp Ltd
Housewares - 0.07%			4.63%, 11/15/2020(d)	100	103
Newell Brands Inc			Silversea Cruise Finance Ltd
3.85%, 04/01/2023	65	68	7.25%, 02/01/2025(d)	105	112
5.00%, 11/15/2023	115	123			$215
		$191	Lodging - 0.22%
Insurance - 1.67%			Boyd Gaming Corp
American Equity Investment Life Holding			6.88%, 05/15/2023	45	48
Co			Jack Ohio Finance LLC / Jack Ohio Finance 1
5.00%, 06/15/2027	65	67	Corp
6.63%, 07/15/2021	75	78	6.75%, 11/15/2021(d)	105	110
American International Group Inc			MGM Resorts International
3.75%, 07/10/2025	190	194	6.00%, 03/15/2023	80	88
3.90%, 04/01/2026	355	363	6.63%, 12/15/2021	30	34
Arch Capital Finance LLC			Wyndham Worldwide Corp
4.01%, 12/15/2026	265	273	2.50%, 03/01/2018	305	306
5.03%, 12/15/2046	85	94	Wynn Las Vegas LLC / Wynn Las Vegas
Brighthouse Financial Inc			Capital Corp
3.70%, 06/22/2027(d)	585	578	5.25%, 05/15/2027(d)	70	72
4.70%, 06/22/2047(d)	145	143			$658
Chubb Corp/The			Machinery - Construction & Mining - 0.04%
3.41%, 04/15/2037(e)	240	238	BlueLine Rental Finance Corp / BlueLine
CNO Financial Group Inc			Rental LLC
4.50%, 05/30/2020	75	78	9.25%, 03/15/2024(d)	120	125
Liberty Mutual Group Inc
4.15%, 03/07/2067(d),(e)	215	210

See accompanying notes.

Schedule of Investments
Core Plus Bond Account
June 30, 2017 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Machinery - Diversified - 0.04%			Mining - 0.80%
Cloud Crane LLC			Alcoa Nederland Holding BV
10.13%, 08/01/2024 (d)	$120	$132	6.75%, 09/30/2024(d)	$40	$43
			7.00%, 09/30/2026(d)	200	220
Media - 2.40%			Aleris International Inc
21st Century Fox America Inc			9.50%, 04/01/2021(d)	30	31
4.75%, 09/15/2044	75	79	Barrick Gold Corp
5.40%, 10/01/2043	230	264	4.10%, 05/01/2023	385	417
6.15%, 02/15/2041	115	145	Barrick North America Finance LLC
6.40%, 12/15/2035	210	266	4.40%, 05/30/2021	53	57
Altice Financing SA			5.75%, 05/01/2043	25	30
6.50%, 01/15/2022(d)	200	209	Corp Nacional del Cobre de Chile
CCO Holdings LLC / CCO Holdings Capital			4.50%, 09/16/2025(d)	200	213
Corp			First Quantum Minerals Ltd
5.13%, 05/01/2023(d)	345	362	7.50%, 04/01/2025(d)	200	196
5.13%, 05/01/2027(d)	55	56	FMG Resources August 2006 Pty Ltd
5.50%, 05/01/2026(d)	35	37	5.13%, 05/15/2024(d)	25	25
5.75%, 02/15/2026(d)	15	16	9.75%, 03/01/2022(d)	95	108
Charter Communications Operating LLC /			Freeport-McMoRan Inc
Charter Communications Operating Capital			4.55%, 11/14/2024	80	75
5.38%, 05/01/2047(d)	70	74	6.88%, 02/15/2023	30	32
6.48%, 10/23/2045	130	156	Glencore Funding LLC
Comcast Corp			4.00%, 03/27/2027(d)	115	113
3.15%, 03/01/2026	365	367	IAMGOLD Corp
3.38%, 02/15/2025	335	345	7.00%, 04/15/2025(d)	145	149
4.20%, 08/15/2034	10	11	Newmont Mining Corp
4.60%, 08/15/2045	25	27	4.88%, 03/15/2042	115	122
6.40%, 03/01/2040	250	335	6.25%, 10/01/2039	115	141
Cox Communications Inc			Taseko Mines Ltd
2.95%, 06/30/2023(d)	190	185	7.75%, 04/15/2019	80	80
CSC Holdings LLC			8.75%, 06/15/2022(d)	105	105
10.13%, 01/15/2023 (d)	215	249	Teck Resources Ltd
DISH DBS Corp			3.75%, 02/01/2023	60	58
5.88%, 11/15/2024	110	117	6.25%, 07/15/2041	125	130
6.75%, 06/01/2021	105	117	8.50%, 06/01/2024(d)	15	17
7.75%, 07/01/2026	25	30			$2,362
7.88%, 09/01/2019	274	302	Miscellaneous Manufacturers - 0.23%
Myriad International Holdings BV			Bombardier Inc
4.85%, 07/06/2027(b),(d),(g)	200	201	6.13%, 01/15/2023(d)	30	30
NBCUniversal Enterprise Inc			7.50%, 03/15/2025(d)	110	114
1.84%, 04/15/2018(d),(e)	720	724	8.75%, 12/01/2021(d)	100	111
Radiate Holdco LLC / Radiate Finance Inc			Ingersoll-Rand Global Holding Co Ltd
6.63%, 02/15/2025(d)	145	145	2.88%, 01/15/2019	150	152
Time Warner Cable LLC			Siemens Financieringsmaatschappij NV
5.88%, 11/15/2040	135	151	2.70%, 03/16/2022(d)	250	254
6.75%, 07/01/2018	120	126			$661
Time Warner Inc			Mortgage Backed Securities - 2.07%
2.10%, 06/01/2019	135	135	Fannie Mae REMIC Trust 2005-W2
3.60%, 07/15/2025	220	220	1.42%, 05/25/2035(e)	75	75
3.88%, 01/15/2026	175	178	Fannie Mae REMICS
4.05%, 12/15/2023	135	142	2.25%, 07/25/2040	142	140
5.35%, 12/15/2043	95	105	3.00%, 04/25/2022(f)	692	35
Unitymedia Hessen GmbH & Co KG /			3.00%, 04/25/2027(f)	374	36
Unitymedia NRW GmbH			3.50%, 11/25/2027(e),(f)	261	26
5.50%, 01/15/2023(d)	135	140	3.50%, 07/25/2028(e),(f)	517	57
Viacom Inc			3.50%, 03/25/2031(e),(f)	636	66
4.85%, 12/15/2034	295	293	4.88%, 02/25/2043(e),(f)	504	100
5.87%, 02/28/2057(e)	95	99	4.88%, 09/25/2046(e),(f)	940	163
Virgin Media Finance PLC			4.88%, 09/25/2046(e),(f)	430	78
6.00%, 10/15/2024(d)	200	212	4.88%, 09/25/2046(e),(f)	429	76
Walt Disney Co/The			5.28%, 03/25/2022(e),(f)	64	4
2.30%, 02/12/2021	45	45	Freddie Mac REMICS
WideOpenWest Finance LLC /			1.61%, 06/15/2023(e)	2	2
WideOpenWest Capital Corp			3.00%, 09/15/2025(e),(f)	190	7
10.25%, 07/15/2019	212	218	3.00%, 03/15/2026(e),(f)	422	20
Ziggo Secured Finance BV			3.00%, 05/15/2027(e),(f)	479	30
5.50%, 01/15/2027(d)	150	153	3.00%, 10/15/2027(e),(f)	157	13
		$7,036	3.50%, 11/15/2020(e),(f)	573	21
Metal Fabrication & Hardware - 0.01%			3.50%, 09/15/2026(e),(f)	896	91
Park-Ohio Industries Inc			4.00%, 11/15/2038(f)	1,024	93
6.63%, 04/15/2027(d)	35	37	Ginnie Mae
			4.00%, 07/20/2036(e),(f)	45	—
			4.50%, 04/16/2044(f)	428	78
			4.89%, 06/20/2046(e),(f)	943	215

See accompanying notes.

Schedule of Investments
Core Plus Bond Account
June 30, 2017 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Mortgage Backed Securities (continued)			Oil & Gas (continued)
Ginnie Mae (continued)			Gulfport Energy Corp
4.99%, 09/20/2044(e),(f)	$1,017	$201	6.38%, 05/15/2025(d)	$75	$74
4.99%, 11/20/2045(e),(f)	2,724	550	Halcon Resources Corp
5.04%, 06/20/2044(e),(f)	1,564	263	6.75%, 02/15/2025(d)	65	59
5.39%, 03/20/2042(e),(f)	808	203	12.00%, 02/15/2022 (d)	9	10
5.48%, 04/16/2042(e),(f)	1,676	362	Kerr-McGee Corp
HomeBanc Mortgage Trust 2005-5			7.88%, 09/15/2031	115	148
1.56%, 01/25/2036(e)	477	423	Marathon Oil Corp
JP Morgan Mortgage Trust 2016-2			6.60%, 10/01/2037	245	270
2.86%, 06/25/2046(d),(e)	599	602	Marathon Petroleum Corp
JP Morgan Mortgage Trust 2016-3			4.75%, 09/15/2044	66	63
3.50%, 10/25/2046(d)	519	529	MEG Energy Corp
Sequoia Mortgage Trust 2016-3			6.50%, 01/15/2025(d)	75	68
3.50%, 11/25/2046(d),(e)	1,410	1,436	Nabors Industries Inc
Washington Mutual Mortgage Pass-Through			5.50%, 01/15/2023(d)	395	374
Certificates WMALT Series 2006-AR1 Trust			Noble Energy Inc
1.47%, 02/25/2036(e)	114	96	5.05%, 11/15/2044	135	139
		$6,091	Northern Blizzard Resources Inc
Office & Business Equipment - 0.09%			7.25%, 02/01/2022(d)	93	93
Xerox Corp			Oasis Petroleum Inc
4.07%, 03/17/2022(d)	200	205	6.50%, 11/01/2021	65	63
6.75%, 12/15/2039	50	53	6.88%, 03/15/2022	45	44
		$258	6.88%, 01/15/2023	140	135
Oil & Gas - 3.22%			Petrobras Global Finance BV
Anadarko Petroleum Corp			6.13%, 01/17/2022	140	144
3.45%, 07/15/2024	250	244	7.38%, 01/17/2027	525	555
5.55%, 03/15/2026	260	291	Petroleos de Venezuela SA
6.60%, 03/15/2046	185	228	6.00%, 05/16/2024	275	103
			Petroleos del Peru SA
Apache Corp			4.75%, 06/19/2032(d)	200	199
4.25%, 01/15/2044	25	23
4.75%, 04/15/2043	75	75	Petroleos Mexicanos
Ascent Resources Utica Holdings LLC / ARU			6.50%, 03/13/2027(d)	350	376
Finance Corp			6.88%, 08/04/2026	60	66
10.00%, 04/01/2022 (d)	85	85	Phillips 66
BP Capital Markets PLC			4.65%, 11/15/2034	165	174
1.72%, 05/10/2019(e)	650	653	Pioneer Natural Resources Co
3.02%, 01/16/2027	165	161	3.45%, 01/15/2021	280	288
3.72%, 11/28/2028	165	169	4.45%, 01/15/2026	35	37
Canadian Natural Resources Ltd			Precision Drilling Corp
3.90%, 02/01/2025	145	146	7.75%, 12/15/2023(d)	10	10
4.95%, 06/01/2047	85	86	Repsol Oil & Gas Canada Inc
Carrizo Oil & Gas Inc			7.75%, 06/01/2019	430	470
7.50%, 09/15/2020	70	71	Shell International Finance BV
8.25%, 07/15/2025(g)	30	31	4.00%, 05/10/2046	135	133
Chesapeake Energy Corp			Sunoco LP / Sunoco Finance Corp
8.00%, 12/15/2022(d)	92	97	5.50%, 08/01/2020	60	62
8.00%, 01/15/2025(d)	25	25	6.38%, 04/01/2023	90	95
8.00%, 06/15/2027(d)	25	25	Ultra Resources Inc
Chesapeake Oil Op/Fin Escrow Shares			6.88%, 04/15/2022(d)	65	65
0.00%, 11/15/2019(a),(b)	90	—	Unit Corp
Concho Resources Inc			6.63%, 05/15/2021	80	77
4.38%, 01/15/2025	350	357	Whiting Petroleum Corp
Continental Resources Inc/OK			5.75%, 03/15/2021	55	52
3.80%, 06/01/2024	425	389	6.25%, 04/01/2023	75	69
4.50%, 04/15/2023	235	224	WildHorse Resource Development Corp
			6.88%, 02/01/2025(d)	75	71
Devon Energy Corp
5.60%, 07/15/2041	115	119	Woodside Finance Ltd
Ecopetrol SA			3.70%, 09/15/2026(d)	125	123
7.38%, 09/18/2043	65	70	WPX Energy Inc
Encana Corp			7.50%, 08/01/2020	100	105
5.15%, 11/15/2041	245	235	YPF SA
6.50%, 02/01/2038	45	51	8.50%, 07/28/2025	145	163
6.63%, 08/15/2037	50	58			$9,446
EP Energy LLC / Everest Acquisition Finance			Oil & Gas Services - 0.18%
Inc			Archrock Partners LP / Archrock Partners
6.38%, 06/15/2023	65	38	Finance Corp
8.00%, 11/29/2024(d)	30	30	6.00%, 10/01/2022	80	78
8.00%, 02/15/2025(d)	25	19	Halliburton Co
9.38%, 05/01/2020	95	75	4.75%, 08/01/2043	165	169
Exxon Mobil Corp			PHI Inc
2.22%, 03/01/2021	360	362	5.25%, 03/15/2019	65	60
4.11%, 03/01/2046	30	32	Schlumberger Investment SA
			3.30%, 09/14/2021(d)	85	88

See accompanying notes.

Schedule of Investments
Core Plus Bond Account
June 30, 2017 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Oil & Gas Services (continued)			Pharmaceuticals (continued)
Weatherford International Ltd			Valeant Pharmaceuticals International
4.50%, 04/15/2022	$30	$26	Inc (continued)
8.25%, 06/15/2023	45	45	5.63%, 12/01/2021(d)	$50	$45
9.88%, 02/15/2024(d)	50	52			$2,671
		$518	Pipelines - 2.25%
Other Asset Backed Securities - 0.56%			Antero Midstream Partners LP / Antero
CNH Equipment Trust 2014-C			Midstream Finance Corp
1.65%, 09/15/2021(e)	500	500	5.38%, 09/15/2024(d)	35	36
Dell Equipment Finance Trust 2015-2			Boardwalk Pipelines LP
1.72%, 09/22/2020(d),(e)	541	541	4.45%, 07/15/2027	165	169
JP Morgan Mortgage Acquisition Trust 2007-			4.95%, 12/15/2024	200	212
CH3			5.95%, 06/01/2026	130	145
1.37%, 03/25/2037(e)	23	23	Buckeye Partners LP
Kubota Credit Owner Trust 2015-1			3.95%, 12/01/2026	70	69
1.54%, 03/15/2019(d),(e)	475	474	Cheniere Corpus Christi Holdings LLC
Washington Mutural Asset-Backed			5.13%, 06/30/2027(d)	255	261
Certificates WMABS Series 2006-HE1 Trust			Columbia Pipeline Group Inc
1.40%, 04/25/2036(e)	96	96	3.30%, 06/01/2020	400	410
		$1,634	Enable Midstream Partners LP
Packaging & Containers - 0.60%			4.40%, 03/15/2027	145	146
Ardagh Packaging Finance PLC / Ardagh			Enbridge Inc
Holdings USA Inc			4.25%, 12/01/2026	200	208
6.00%, 02/15/2025(d)	200	210	6.00%, 01/15/2077(e)	165	173
BWAY Holding Co			Energy Transfer Equity LP
7.25%, 04/15/2025(d)	80	81	5.88%, 01/15/2024	75	80
Crown Americas LLC / Crown Americas			Energy Transfer LP
Capital Corp V			4.05%, 03/15/2025	150	151
4.25%, 09/30/2026(d)	43	43	4.75%, 01/15/2026	55	57
Crown Cork & Seal Co Inc			4.90%, 03/15/2035	100	97
7.38%, 12/15/2026	132	153	5.30%, 04/15/2047	95	94
Flex Acquisition Co Inc			EnLink Midstream Partners LP
6.88%, 01/15/2025(d)	70	73	4.15%, 06/01/2025	105	104
Packaging Corp of America			4.40%, 04/01/2024	320	325
4.50%, 11/01/2023	330	354	4.85%, 07/15/2026	45	47
Reynolds Group Issuer Inc / Reynolds Group			5.05%, 04/01/2045	150	139
Issuer LLC / Reynolds Group Issuer			Enterprise Products Operating LLC
(Luxembourg) S.A.			3.70%, 02/15/2026	135	137
4.66%, 07/15/2021(d),(e)	40	41	4.90%, 05/15/2046	150	161
5.13%, 07/15/2023(d)	65	68	Kinder Morgan Energy Partners LP
5.75%, 10/15/2020	145	148	4.70%, 11/01/2042	300	283
7.00%, 07/15/2024(d)	15	16	Kinder Morgan Inc/DE
WestRock RKT Co			3.05%, 12/01/2019	100	102
3.50%, 03/01/2020	565	580	5.63%, 11/15/2023(d)	215	238
		$1,767	MPLX LP
Pharmaceuticals - 0.91%			4.50%, 07/15/2023	290	308
AbbVie Inc			5.20%, 03/01/2047	85	88
3.60%, 05/14/2025	50	51	NuStar Logistics LP
4.45%, 05/14/2046	135	139	5.63%, 04/28/2027	100	105
4.70%, 05/14/2045	115	122	ONEOK Partners LP
Allergan Funding SCS			4.90%, 03/15/2025	185	198
3.45%, 03/15/2022	320	330	Phillips 66 Partners LP
3.80%, 03/15/2025	130	135	4.90%, 10/01/2046	90	89
4.55%, 03/15/2035	85	91	Sabine Pass Liquefaction LLC
			4.20%, 03/15/2028(d)	150	152
4.75%, 03/15/2045	34	37
4.85%, 06/15/2044	145	157	5.63%, 03/01/2025	95	105
Mead Johnson Nutrition Co			5.75%, 05/15/2024	215	239
4.60%, 06/01/2044	120	133	Summit Midstream Holdings LLC / Summit
Novartis Capital Corp			Midstream Finance Corp
4.00%, 11/20/2045	5	5	5.75%, 04/15/2025	80	80
Pfizer Inc			Tesoro Logistics LP / Tesoro Logistics
3.00%, 12/15/2026	85	85	Finance Corp
4.40%, 05/15/2044	90	99	5.25%, 01/15/2025	40	42
Shire Acquisitions Investments Ireland DAC			6.13%, 10/15/2021	110	114
2.40%, 09/23/2021	475	470	6.25%, 10/15/2022	15	16
2.88%, 09/23/2023	335	332	6.38%, 05/01/2024	15	16
3.20%, 09/23/2026	130	127	TransCanada PipeLines Ltd
Teva Pharmaceutical Finance Netherlands III			4.63%, 03/01/2034	135	148
BV			7.13%, 01/15/2019	95	102
1.70%, 07/19/2019	185	183	Transcanada Trust
Valeant Pharmaceuticals International Inc			5.30%, 03/15/2077	50	51
5.38%, 03/15/2020(d)	135	130	Western Gas Partners LP
			4.65%, 07/01/2026	115	118
			5.45%, 04/01/2044	205	208

See accompanying notes.

Schedule of Investments
Core Plus Bond Account
June 30, 2017 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Pipelines (continued)			REITS (continued)
Williams Partners LP			Welltower Inc
3.60%, 03/15/2022	$245	$250	4.25%, 04/01/2026	$110	$115
5.10%, 09/15/2045	125	130			$3,397
Williams Partners LP / ACMP Finance Corp			Retail - 0.82%
4.88%, 05/15/2023	210	218	Claire's Stores Inc
		$6,621	9.00%, 03/15/2019(d)	54	27
Private Equity - 0.06%			CVS Health Corp
Icahn Enterprises LP / Icahn Enterprises			4.75%, 12/01/2022	460	504
Finance Corp			CVS Pass-Through Trust
4.88%, 03/15/2019	55	56	7.51%, 01/10/2032(d)	49	61
6.00%, 08/01/2020	105	108	Dollar Tree Inc
		$164	5.75%, 03/01/2023	80	85
Real Estate - 0.19%			Home Depot Inc/The
American Campus Communities Operating			3.35%, 09/15/2025	215	223
Partnership LP			3.90%, 06/15/2047	215	218
3.35%, 10/01/2020	235	241	5.88%, 12/16/2036	90	117
4.13%, 07/01/2024	205	214	JC Penney Corp Inc
Crescent Communities LLC/Crescent			5.65%, 06/01/2020	45	44
Ventures Inc			5.88%, 07/01/2023(d)	25	25
8.88%, 10/15/2021(d)	85	90	KFC Holding Co/Pizza Hut Holdings
		$545	LLC/Taco Bell of America LLC
			4.75%, 06/01/2027(d)	50	51
Regional Authority - 0.11%
			5.00%, 06/01/2024(d)	75	78
Provincia de Buenos Aires/Argentina
7.88%, 06/15/2027(d)	175	181	5.25%, 06/01/2026(d)	80	84
Provincia de Cordoba			L Brands Inc
7.13%, 08/01/2027(b),(d),(g)	150	150	6.88%, 11/01/2035	60	58
		$331	Landry's Inc
			6.75%, 10/15/2024(d)	95	97
REITS - 1.16%
American Tower Corp			Lowe's Cos Inc
3.30%, 02/15/2021	80	82	3.10%, 05/03/2027	110	110
CC Holdings GS V LLC / Crown Castle GS			4.05%, 05/03/2047	175	178
III Corp			Macy's Retail Holdings Inc
3.85%, 04/15/2023	510	536	6.90%, 04/01/2029	25	27
DuPont Fabros Technology LP			McDonald's Corp
5.88%, 09/15/2021	105	109	2.10%, 12/07/2018	75	76
Equinix Inc			2.75%, 12/09/2020	185	188
4.88%, 04/01/2020	35	36	4.45%, 03/01/2047	70	74
5.38%, 01/01/2022	35	37	Tops Holding LLC / Tops Markets II Corp
			8.00%, 06/15/2022(d)	100	82
5.38%, 04/01/2023	115	119
5.88%, 01/15/2026	40	44			$2,407
Essex Portfolio LP			Savings & Loans - 0.25%
3.38%, 04/15/2026	355	348	Nationwide Building Society
			4.00%, 09/14/2026(d)	750	742
HCP Inc
4.00%, 06/01/2025	105	108
4.25%, 11/15/2023	140	147	Semiconductors - 0.58%
Healthcare Trust of America Holdings LP			KLA-Tencor Corp
2.95%, 07/01/2022	125	125	4.13%, 11/01/2021	185	196
3.50%, 08/01/2026	325	318	Micron Technology Inc
3.75%, 07/01/2027	165	163	7.50%, 09/15/2023	55	62
Hospitality Properties Trust			NXP BV / NXP Funding LLC
4.50%, 06/15/2023	355	372	3.88%, 09/01/2022(d)	250	260
Iron Mountain Inc			QUALCOMM Inc
4.38%, 06/01/2021(d)	115	119	1.93%, 01/30/2023(e)	205	206
Iron Mountain US Holdings Inc			2.90%, 05/20/2024	320	319
5.38%, 06/01/2026(d)	65	68	3.25%, 05/20/2027	165	165
iStar Inc			4.30%, 05/20/2047	320	327
4.88%, 07/01/2018	35	35	4.80%, 05/20/2045	35	39
5.00%, 07/01/2019	15	15	Xilinx Inc
6.00%, 04/01/2022	45	46	2.95%, 06/01/2024	135	135
6.50%, 07/01/2021	30	31			$1,709
Kimco Realty Corp			Shipbuilding - 0.04%
3.40%, 11/01/2022	190	194	Huntington Ingalls Industries Inc
MGM Growth Properties Operating			5.00%, 11/15/2025(d)	100	107
Partnership LP / MGP Finance Co-Issuer Inc
5.63%, 05/01/2024	95	104	Software - 0.86%
MPT Operating Partnership LP / MPT Finance			Activision Blizzard Inc
Corp			3.40%, 09/15/2026	140	140
5.25%, 08/01/2026	15	16	6.13%, 09/15/2023(d)	125	135
VEREIT Operating Partnership LP			First Data Corp
4.13%, 06/01/2021	105	110	5.00%, 01/15/2024(d)	235	242
			7.00%, 12/01/2023(d)	70	75

See accompanying notes.

Schedule of Investments
Core Plus Bond Account
June 30, 2017 (unaudited)

	Principal		Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Software (continued)			Sovereign (continued)
j2 Cloud Services LLC / j2 Global Co-Obligor			Ukraine Government International Bond
Inc			7.75%, 09/01/2026	$225	$219
6.00%, 07/15/2025(d)	$10	$10	Uruguay Government International Bond
Microsoft Corp			5.10%, 06/18/2050	220	224
1.55%, 08/08/2021	120	117	Venezuela Government International Bond
2.00%, 11/03/2020	170	171	9.25%, 05/07/2028	330	146
2.00%, 08/08/2023	215	209			$7,488
2.40%, 08/08/2026	195	188	Student Loan Asset Backed Securities - 1.22%
3.30%, 02/06/2027	355	366	Navient Student Loan Trust 2015-1
3.70%, 08/08/2046	320	317	1.52%, 09/26/2022(e)	695	695
4.45%, 11/03/2045	110	122	Navient Student Loan Trust 2017-3
MSCI Inc			1.52%, 07/26/2066(d),(e)	1,650	1,650
5.25%, 11/15/2024(d)	75	79	SMB Private Education Loan Trust 2016-B
5.75%, 08/15/2025(d)	25	27	1.81%, 11/15/2023(d),(e)	456	456
Oracle Corp			SoFi Professional Loan Program 2016-D
1.90%, 09/15/2021	75	74	LLC
4.00%, 07/15/2046	105	106	1.53%, 04/25/2033(d)	193	193
4.38%, 05/15/2055	130	137	Sofi Professional Loan Program 2017-B LLC
		$2,515	1.83%, 05/25/2040(d),(e)	575	575
Sovereign - 2.55%					$3,569
Argentine Republic Government International			Telecommunications - 2.95%
Bond			AT&T Inc
5.63%, 01/26/2022	305	312	2.45%, 06/30/2020	90	90
6.25%, 04/22/2019	250	262	3.40%, 05/15/2025	85	84
6.88%, 01/26/2027	125	129	3.60%, 02/17/2023	215	220
7.13%, 06/28/2117(d)	100	91	3.80%, 03/15/2022	120	124
Brazilian Government International Bond			4.50%, 05/15/2035	365	359
6.00%, 04/07/2026	250	270	4.75%, 05/15/2046	300	294
Colombia Government International Bond			5.15%, 03/15/2042	50	51
3.88%, 04/25/2027	200	202	5.25%, 03/01/2037	180	192
Croatia Government International Bond			5.45%, 03/01/2047	270	291
6.00%, 01/26/2024	200	224	6.38%, 03/01/2041	135	158
6.38%, 03/24/2021	200	222	CenturyLink Inc
Dominican Republic International Bond			5.63%, 04/01/2025	35	35
5.95%, 01/25/2027(d)	175	183	7.50%, 04/01/2024	35	38
5.95%, 01/25/2027	200	209	Cisco Systems Inc
Egypt Government International Bond			1.85%, 09/20/2021	135	133
6.13%, 01/31/2022(d)	200	204	Deutsche Telekom International Finance BV
Honduras Government International Bond			1.95%, 09/19/2021(d)	130	127
6.25%, 01/19/2027(d)	150	155	Digicel Group Ltd
Hungary Government International Bond			8.25%, 09/30/2020(d)	200	187
5.38%, 02/21/2023	190	211	Empresa Nacional de Telecomunicaciones
Indonesia Government International Bond			SA
5.38%, 10/17/2023(d)	500	555	4.75%, 08/01/2026(d)	200	206
Kuwait International Government Bond			Frontier Communications Corp
2.75%, 03/20/2022(d)	200	201	7.13%, 01/15/2023	30	25
Mexico Government International Bond			11.00%, 09/15/2025	130	121
4.00%, 10/02/2023	130	136	Goodman Networks Inc
4.75%, 03/08/2044	210	210	8.00%, 05/11/2022	33	28
Panama Government International Bond			GTT Communications Inc
3.88%, 03/17/2028	400	410	7.88%, 12/31/2024(d)	40	43
4.00%, 09/22/2024	200	210	Intelsat Jackson Holdings SA
Peruvian Government International Bond			5.50%, 08/01/2023	135	112
5.63%, 11/18/2050	45	54	8.00%, 02/15/2024(d)	90	97
Qatar Government International Bond			Level 3 Communications Inc
2.38%, 06/02/2021	200	195	5.75%, 12/01/2022	55	57
Republic of Poland Government International			Level 3 Financing Inc
Bond			5.13%, 05/01/2023	35	36
3.25%, 04/06/2026	145	148	5.38%, 01/15/2024	80	83
Republic of South Africa Government			6.13%, 01/15/2021	40	41
International Bond			Ooredoo International Finance Ltd
4.30%, 10/12/2028	200	187	3.88%, 01/31/2028	250	247
Romanian Government International Bond			Sprint Capital Corp
4.88%, 01/22/2024(d)	130	142	6.88%, 11/15/2028	85	94
Russian Foreign Bond - Eurobond			Sprint Communications Inc
4.75%, 05/27/2026	200	209	6.00%, 11/15/2022	15	16
4.75%, 05/27/2026(d)	400	417	7.00%, 08/15/2020	135	148
7.50%, 03/31/2030(e)	101	121	9.00%, 11/15/2018(d)	7	8
Saudi Government International Bond			Sprint Corp
2.38%, 10/26/2021	400	394	7.13%, 06/15/2024	140	156
Turkey Government International Bond			7.88%, 09/15/2023	130	149
5.75%, 03/22/2024	400	423	Telefonica Emisiones SAU
6.00%, 03/25/2027	200	213	5.21%, 03/08/2047	470	507

See accompanying notes.

Schedule of Investments
Core Plus Bond Account
June 30, 2017 (unaudited)

	Principal		SENIOR FLOATING RATE INTERESTS	Principal
BONDS (continued)	Amount (000's) Value (000's)		(continued)	Amount (000's)	Value (000's)
Telecommunications (continued)			Chemicals (continued)
T-Mobile USA Inc			Aruba Investments Inc, Term Loan B
4.00%, 04/15/2022	$155	$161	4.80%, 02/02/2022(e)	$15	$14
5.13%, 04/15/2025	320	336	Emerald Performance Materials LLC, Term
5.38%, 04/15/2027	95	102	Loan
6.00%, 03/01/2023	60	63	8.98%, 07/22/2022(e)	140	140
6.13%, 01/15/2022	20	21	Ineos US Finance LLC, Term Loan B
6.50%, 01/15/2024	30	32	3.98%, 03/31/2022(e)	173	174
6.50%, 01/15/2026	95	105	3.98%, 02/10/2024(e)	30	30
Verizon Communications Inc			Methanol Holdings Trinidad Ltd, Term Loan
2.95%, 03/15/2022(d)	966	973	B
2.99%, 09/14/2018(e)	750	764	4.73%, 06/16/2022(e)	112	111
4.52%, 09/15/2048	91	86			$521
4.81%, 03/15/2039(d)	167	169	Commercial Services - 0.07%
5.01%, 08/21/2054	411	404	Garda World Security Corp, Term Loan B
VimpelCom Holdings BV			5.23%, 05/12/2024(e)	86	86
3.95%, 06/16/2021(d)	400	400	Prime Security Services Borrower LLC, Term
4.95%, 06/16/2024(d)	200	201	Loan
Wind Acquisition Finance SA			7.95%, 05/02/2022(e)	110	110
7.38%, 04/23/2021(d)	290	302			$196
		$8,676	Computers - 0.05%
Transportation - 0.67%			CompuCom Systems Inc, Term Loan B
CSX Corp			4.48%, 05/09/2020(e)	40	31
5.50%, 04/15/2041	85	102	Dell International LLC, Term Loan B
Eletson Holdings Inc			3.73%, 09/07/2023(e)	120	120
9.63%, 01/15/2022(d)	110	90			$151
FedEx Corp			Consumer Products - 0.06%
4.55%, 04/01/2046	125	131	Prestige Brands Inc, Term Loan B4
4.75%, 11/15/2045	345	373	3.98%, 01/20/2024(e)	167	167
5.10%, 01/15/2044	75	84
Navios Maritime Acquisition Corp / Navios			Diversified Financial Services - 0.09%
Acquisition Finance US Inc			Delos Finance Sarl, Term Loan
8.13%, 11/15/2021(d)	190	161	3.55%, 10/06/2023(e)	155	155
Navios Maritime Holdings Inc / Navios			Russell Investments US Institutional Holdco
Maritime Finance II US Inc			Inc, Term Loan B
7.38%, 01/15/2022(d)	140	108	6.98%, 05/10/2023(e)	104	106
Navios South American Logistics Inc / Navios					$261
Logistics Finance US Inc
7.25%, 05/01/2022(d)	185	179	Electric - 0.02%
			Dynegy Inc, Term Loan C1
Union Pacific Corp			4.48%, 06/27/2023(e)	50	50
3.75%, 03/15/2024	555	587
3.80%, 10/01/2051	77	75	Entertainment - 0.17%
4.38%, 11/15/2065	60	63	CCM Merger Inc, Term Loan B
		$1,953	3.98%, 08/04/2021(e)	137	137
Trucking & Leasing - 0.03%			Eldorado Resorts Inc, Term Loan B
Park Aerospace Holdings Ltd			3.38%, 04/17/2024(e)	30	30
5.25%, 08/15/2022(d)	25	26

5.50%, 02/15/2024(d)	55	58	Lions Gate Entertainment Corp, Term Loan
			B
		$84	4.23%, 10/13/2023(e)	115	115
TOTAL BONDS		$193,303	WMG Acquisition Corp, Term Loan
SENIOR FLOATING RATE INTERESTS -	Principal		3.72%, 11/01/2023(e)	209	208
2.22%	Amount (000's) Value (000's)				$490
Automobile Manufacturers - 0.02%			Food - 0.12%
Navistar Inc, Term Loan B			B&G Foods Inc, Term Loan B
5.09%, 08/07/2020(e)	$74	$75	3.48%, 11/02/2022(e)	99	99
			JBS USA LUX SA, Term Loan B
Automobile Parts & Equipment - 0.03%			3.73%, 10/30/2022(e)	120	117
American Axle & Manufacturing Inc, Term			Post Holdings Inc, Term Loan B
Loan B			3.47%, 05/17/2024(e)	140	140
3.47%, 03/08/2024(e)	89	88			$356
			Forest Products & Paper - 0.07%
Beverages - 0.01%			Caraustar Industries Inc, Term Loan
9941762 Canada Inc, Term Loan B1			6.80%, 03/09/2022(e)	209	209
5.00%, 11/15/2023(e)	25	25
			Healthcare - Products - 0.05%
Building Materials - 0.03%			DJO Finance LLC, Term Loan B
GYP Holdings III Corp, Term Loan			4.39%, 06/08/2020(e)	45	44
4.14%, 04/01/2023(e)	87	87
			Kinetic Concepts Inc, Term Loan B
			4.55%, 01/26/2024(e)	105	105
Chemicals - 0.18%					$149
A Schulman Inc, Term Loan B			Healthcare - Services - 0.15%
4.32%, 05/11/2022(e)	52	52
			Acadia Healthcare Co Inc, Term Loan B2
			3.52%, 02/16/2023(e)	54	55

See accompanying notes.

Schedule of Investments
Core Plus Bond Account
June 30, 2017 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's) Value (000's)		(continued)	Amount (000's) Value (000's)
Healthcare - Services (continued)			Packaging & Containers (continued)
DaVita Inc, Term Loan B			Reynolds Group Holdings Inc, Term Loan B
3.98%, 06/18/2021(e)	$43	$43	4.23%, 02/05/2023(e)	$45	$45
Lantheus Medical Imaging Inc, Term Loan B					$311
5.73%, 06/30/2022(e)	119	119	Pharmaceuticals - 0.02%
MPH Acquisition Holdings LLC, Term Loan			Patheon Holdings I BV, Term Loan
B			4.50%, 04/11/2024(e)	63	63
4.30%, 06/07/2023(e)	155	154
Radnet Management Inc, Term Loan B			REITS - 0.13%
4.40%, 06/30/2023(e)	13	14	Americold Realty Operating Partnership LP,
8.29%, 03/25/2021(e)	49	49	Term Loan B
		$434	4.98%, 12/01/2022(e)	15	15
Insurance - 0.09%			GEO Group Inc/The, Term Loan B
Asurion LLC, Term Loan			3.33%, 03/15/2024(e)	150	150
8.73%, 02/19/2021(e)	65	66	iStar Inc, Term Loan B
Asurion LLC, Term Loan B5			4.90%, 07/01/2020(e)	183	184
4.23%, 11/03/2023(e)	56	56	MGM Growth Properties Operating
Lonestar Intermediate Super Holdings LLC,			Partnership LP, Term Loan B
PIK Term Loan			3.48%, 04/25/2023(e)	40	39
10.23%, PIK 10.75%, 08/10/2021(e),(h)	145	149			$388
		$271	Retail - 0.21%
Internet - 0.00%			Academy Ltd, Term Loan B
Zayo Group LLC, Term Loan B2			5.20%, 06/16/2022(e)	155	119
3.72%, 01/12/2024(e)	7	7	Comfort Holding LLC, Term Loan
			5.88%, 02/02/2024(e)	80	80
Leisure Time - 0.02%			11.13%, 01/31/2025 (e)	35	34
Intrawest Resorts Holdings Inc, Term Loan			Dollar Tree Inc, Term Loan B2
0.00%, 07/05/2024(b),(e),(i)	37	36	4.19%, 07/06/2022(e)	160	162
0.00%, 07/05/2024(b),(e),(i)	21	21	JC Penney Corp Inc, Term Loan B
		$57	5.45%, 06/09/2023(e)	44	43
Lodging - 0.03%			KFC Holding Co, Term Loan B
Hilton Worldwide Finance LLC, Term Loan			3.12%, 06/16/2023(e)	74	75
B2			Michaels Stores Inc, Term Loan B1
3.22%, 10/25/2023(e)	92	92	3.94%, 01/27/2023(e)	99	99
					$612
Media - 0.11%			Semiconductors - 0.01%
Altice Financing SA, Term Loan B			Micron Technology Inc, Term Loan B
3.91%, 06/20/2025(e)	50	50	3.80%, 04/26/2022(e)	20	20
Radiate Holdco LLC, Term Loan
4.23%, 12/09/2023(e)	115	113	Software - 0.05%
Unitymedia Finance LLC, Term Loan B			Evergreen Skills Lux Sarl, Term Loan
0.00%, 09/08/2025(e),(i)	50	50	4.01%, 04/08/2021(e)	64	64
Univision Communications Inc, Term Loan			First Data Corp, Term Loan
C5			3.47%, 07/08/2022(e)	55	55
3.98%, 03/15/2024(e)	97	95	3.73%, 04/19/2024(e)	18	18
WideOpenWest Finance LLC, Term Loan B					$137
4.70%, 08/11/2023(e)	19	19	Telecommunications - 0.16%
		$327	CenturyLink Inc, Term Loan B
Oil & Gas - 0.11%			4.13%, 01/15/2025(e)	105	104
California Resources Corp, Term Loan			GTT Communications Inc, Term Loan
11.53%, 12/31/2021 (e)	100	106	5.23%, 12/13/2023(e)	98	98
Chesapeake Energy Corp, Term Loan 1.5			Level 3 Financing Inc, Term Loan B
8.69%, 08/17/2021(e)	120	127	3.42%, 02/17/2024(e)	140	140
Seadrill Operating LP, Term Loan B			Sprint Communications Inc, Term Loan B
4.30%, 02/12/2021(e)	129	82	3.75%, 01/31/2024(e)	85	85
		$315	Telenet Financing USD LLC, Term Loan AI
Oil & Gas Services - 0.02%			3.91%, 06/02/2025(e)	45	45
Navios Maritime Midstream Partners LP,					$472
Term Loan B			Trucking & Leasing - 0.04%
5.63%, 06/15/2020(e)	66	66	Avolon TLB Borrower 1 US LLC, Term Loan
			B2
Packaging & Containers - 0.10%			3.96%, 01/20/2022(e)	135	136
Berry Plastics Corp, Term Loan I
3.68%, 10/01/2022(e)	33	33	TOTAL SENIOR FLOATING RATE INTERESTS		$6,533
Coveris Holdings SA, Term Loan B			U.S. GOVERNMENT & GOVERNMENT	Principal
4.80%, 05/08/2019(e)	70	69	AGENCY OBLIGATIONS - 33.37%	Amount (000's)	Value (000's)
Flex Acquisition Co Inc, Term Loan			Federal Home Loan Mortgage Corporation (FHLMC) - 4.67%
4.40%, 12/16/2023(e)	40	40	3.00%, 11/01/2042	$384	$386
Kloeckner Pentaplast of America Inc, Term			3.00%, 03/01/2043	1,709	1,719
Loan B			3.00%, 01/01/2047	2,914	2,923
0.00%, 06/29/2022(e),(i)	125	124	3.38%, 02/01/2037(e)	23	24
			3.50%, 04/01/2046	1,818	1,872
			3.61%, 02/01/2034(e)	3	3

See accompanying notes.

Schedule of Investments
Core Plus Bond Account
June 30, 2017 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)			Federal National Mortgage Association (FNMA) (continued)
4.00%, 01/01/2045	$586	$620	5.50%, 08/01/2019	$13	$14
4.00%, 01/01/2046	1,170	1,232	5.50%, 10/01/2019	17	18
4.50%, 07/01/2024	29	31	5.50%, 10/01/2019	22	22
4.50%, 12/01/2043	1,586	1,711	5.50%, 12/01/2022	25	28
4.50%, 09/01/2044	374	403	5.50%, 07/01/2033	344	386
4.50%, 03/01/2046	442	483	5.50%, 04/01/2035	39	43
5.00%, 05/01/2018	21	22	5.50%, 08/01/2036	668	748
5.00%, 06/01/2031	159	174	5.50%, 02/01/2037	8	9
5.00%, 10/01/2035	58	64	5.50%, 05/01/2040	54	60
5.00%, 06/01/2041	1,560	1,714	6.00%, 05/01/2031	3	4
6.00%, 03/01/2031	16	18	6.00%, 07/01/2035	207	237
6.00%, 06/01/2032	31	35	6.00%, 02/01/2037	173	196
6.00%, 10/01/2032	19	22	6.00%, 02/01/2038	82	93
6.00%, 01/01/2038	89	103	6.50%, 03/01/2032	5	5
6.50%, 03/01/2029	5	6	6.50%, 07/01/2037	42	47
6.50%, 05/01/2029	7	7	6.50%, 07/01/2037	62	70
6.50%, 04/01/2031	3	3	6.50%, 02/01/2038	53	63
6.50%, 02/01/2032	6	7	6.50%, 03/01/2038	23	26
6.50%, 05/01/2032	6	7	6.50%, 09/01/2038	210	236
6.50%, 04/01/2035	10	12	7.00%, 02/01/2032	17	17
7.00%, 12/01/2029	21	22			$38,015
7.00%, 06/01/2030	4	5	Government National Mortgage Association (GNMA) - 3.78%
7.00%, 12/01/2030	3	4	2.13%, 07/20/2043(e)	209	214
7.00%, 01/01/2031	1	1	3.00%, 02/15/2043	528	536
7.00%, 01/01/2031	3	3	3.00%, 07/20/2044	812	822
7.00%, 12/01/2031	34	35	3.00%, 01/20/2046	577	584
7.50%, 04/01/2030	3	3	3.50%, 10/15/2042	65	68
7.50%, 03/01/2031	11	12	3.50%, 07/01/2047	4,050	4,195
8.00%, 09/01/2030	35	38	4.00%, 02/15/2042	205	217
		$13,724	4.00%, 07/01/2047	1,250	1,315
Federal National Mortgage Association (FNMA) - 12.94%			4.50%, 09/15/2039	724	792
2.50%, 03/01/2030	737	744	4.50%, 11/15/2040	172	188
2.64%, 07/01/2034(e)	2	2	4.50%, 07/20/2045	465	495
3.00%, 10/01/2030	1,950	2,003	5.00%, 02/15/2034	331	363
3.00%, 07/01/2032(j)	750	770	5.00%, 10/15/2034	118	129
3.00%, 03/01/2034	434	444	5.00%, 10/20/2039	66	72
3.00%, 11/01/2042	960	967	5.00%, 07/20/2040	38	41
3.00%, 05/01/2043	235	236	5.00%, 02/15/2042	132	146
3.00%, 07/01/2047(j)	3,950	3,945	5.50%, 12/20/2033	161	179
3.50%, 04/01/2030	540	565	5.50%, 05/20/2035	18	20
3.50%, 08/01/2034	539	561	6.00%, 01/20/2029	30	35
3.50%, 01/01/2041	52	54	6.00%, 07/20/2029	5	6
3.50%, 11/01/2042	1,107	1,148	6.00%, 12/15/2033	31	36
3.50%, 07/01/2043	1,155	1,193	6.00%, 12/20/2036	89	101
3.50%, 07/01/2043	433	447	6.50%, 03/20/2028	5	6
3.50%, 09/01/2044	2,619	2,704	6.50%, 05/20/2029	5	5
3.50%, 11/01/2044	2,173	2,241	6.50%, 12/15/2032	436	486
3.50%, 07/01/2045(j)	1,625	1,669	7.00%, 03/15/2031	13	15
3.50%, 11/01/2045	3,590	3,712	7.50%, 05/15/2029	17	17
3.50%, 04/01/2046	728	748	8.00%, 12/15/2030	7	9
4.00%, 10/01/2019	20	20			$11,092
4.00%, 08/01/2020	119	123	U.S. Treasury - 11.98%
4.00%, 03/01/2034	579	621	1.25%, 10/31/2021	1,555	1,519
4.00%, 11/01/2040	1,817	1,929	1.25%, 07/31/2023	1,405	1,341
4.00%, 09/01/2043	798	844	1.38%, 01/31/2020	5,825	5,809
4.00%, 06/01/2044	390	412	1.38%, 03/31/2020	250	249
4.00%, 05/01/2045	617	653	1.38%, 04/30/2020	300	299
4.00%, 12/01/2045	1,032	1,087	1.50%, 08/15/2026	1,770	1,656
4.00%, 05/01/2047(e)	986	1,037	1.63%, 10/31/2023	370	360
4.50%, 07/01/2025	70	74	1.75%, 09/30/2019(k)	3,325	3,349
4.50%, 11/01/2040	1,073	1,162	1.75%, 04/30/2022	3,385	3,366
4.50%, 09/01/2041	320	346	1.75%, 09/30/2022	50	49
4.50%, 03/01/2044	1,229	1,337	1.88%, 11/30/2021	2,550	2,557
4.50%, 12/01/2044	194	209	2.00%, 05/31/2021	720	727
5.00%, 02/01/2035	204	226	2.00%, 10/31/2021	540	544
5.00%, 06/01/2040	17	19	2.00%, 02/15/2025	1,300	1,282
5.00%, 10/01/2041	276	302	2.13%, 11/30/2023(l)	1,140	1,144
5.00%, 01/01/2042	287	316	2.25%, 08/15/2046	190	167
5.00%, 02/01/2044	710	792	2.75%, 08/15/2042	210	208
5.50%, 06/01/2019	16	16	2.88%, 08/15/2045	545	548
5.50%, 07/01/2019	8	8	3.00%, 11/15/2044	1,450	1,496
5.50%, 07/01/2019	5	5	3.00%, 05/15/2045	190	196
5.50%, 08/01/2019	2	2	3.00%, 11/15/2045	2,000	2,060

See accompanying notes.

		Schedule of Investments
		Core Plus Bond Account
		June 30, 2017 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)
U.S. Treasury (continued)
3.00%, 02/15/2047	$45	$46
3.13%, 02/15/2042	590	625
3.13%, 08/15/2044	70	74
3.75%, 11/15/2043	1,500	1,763
4.75%, 02/15/2037	2,810	3,744
		$35,178
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS		$98,009
Total Investments		$303,031
Other Assets and Liabilities - (3.18)%		$(9,333)
TOTAL NET ASSETS - 100.00%		$293,698

(a)	Non-Income Producing Security
(b)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of Directors. Certain inputs used in the valuation may be unobservable; however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy. At the end of the period, the fair value of these securities totaled $964 or 0.33% of net assets.
(c)	Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date.
(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $47,972 or 16.33% of net assets.
(e)	Variable Rate. Rate shown is in effect at June 30, 2017.
(f)	Security is an Interest Only Strip
(g)	Security purchased on a when-issued basis.
(h)	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(i)	This Senior Floating Rate Note will settle after June 30, 2017, at which time the interest rate will be determined.
(j)	Security was purchased in a "to-be-announced" ("TBA") transaction. See Notes to Financial Statements for additional information.
(k)	Security or a portion of the security was pledged to cover margin requirements for swap and/or swaption contracts. At the end of the period, the value of these securities totaled $604 or 0.21% of net assets.
(l)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $191 or 0.06% of net assets.

Portfolio Summary (unaudited)

Sector	Percent
Mortgage Securities	29.21%
Government	14.64%
Financial	13.99%
Asset Backed Securities	9.78%
Consumer, Non-cyclical	7.72%
Communications	6.13%
Energy	5.84%
Consumer, Cyclical	3.79%
Utilities	3.16%
Technology	2.67%
Industrial	2.64%
Basic Materials	2.37%
Investment Companies	1.24%
Other Assets and Liabilities	(3.18)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Core Plus Bond Account
June 30, 2017 (unaudited)

Exchange Cleared Credit Default Swaps

Buy Protection
		Implied
		Credit Spread		(Pay)/			Upfront		Unrealized
		as of June 30,		Receive	Expiration	Notional	Premiums		Appreciation/
	Reference Entity	2017	(a)	Fixed Rate	Date	Amount	Paid/(Received)		(Depreciation)	Fair Value
	CDX.NA.HY.27	N/A		(5.00)%	12/20/2021	$2,277	$(58	) $	(113)	$(171)
	CDX.NA.HY.27	N/A		(5.00)%	12/20/2021	198	(13)		(2)	(15)
	CDX.NA.HY.28	N/A		(5.00)%	06/20/2022	4,800	(335)		5	(330)
Total							$(406	) $	(110)	$(516)

Amounts in thousands

(a) Implied credit spreads, represented in absolute terms, used in determining the market value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments requiredtobe made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value	Appreciation/(Depreciation)
US 10 Year Ultra Note; September 2017	Short	48	$6,533	$6,471	$62
US 2 Year Note; September 2017	Short	40	8,656	8,644	12
US 5 Year Note; September 2017	Short	5	590	589	1
US Long Bond; September 2017	Long	16	2,435	2,459	24
US Ultra Bond; September 2017	Long	7	1,140	1,161	21
Total					$120
Amounts in thousands except contracts

See accompanying notes.

			Schedule of Investments
			Diversified Balanced Account
			June 30, 2017 (unaudited)

INVESTMENT COMPANIES - 100.03%	Shares Held	Value (000's)
Principal Funds, Inc. Class R-6 - 15.06%
International Equity Index Fund (a),(b)	7,857,205		$80,615
MidCap S&P 400 Index Fund (a),(b)	2,230,426		46,727
Smallcap S&P 600 Index Fund (a),(b)	1,796,893		47,151
			$174,493
Principal Variable Contracts Funds, Inc. Class 1 - 84.97%
Bond Market Index Account (a)	55,151,713		577,438
LargeCap S&P 500 Index Account (a)	24,167,629		407,467
			$984,905
TOTAL INVESTMENT COMPANIES			$1,159,398
PREFERRED STOCKS - 0.00%	Shares Held	Value (000's)
Agriculture - 0.00%
Pinnacle Operating Corp 0.00% (b),(c)	5,083		$2

TOTAL PREFERRED STOCKS			$2
	Principal
BONDS - 0.00%	Amount (000's)		Value (000's)
Agriculture - 0.00%
Pinnacle Operating Corp
9.00%, 05/15/2023(d)		$5	$5

Oil & Gas - 0.00%
Chesapeake Oil Op/Fin Escrow Shares
0.00%, 11/15/2019(b),(c)		5	—

TOTAL BONDS			$5
Total Investments			$1,159,405
Other Assets and Liabilities - (0.03)%			$(293)
TOTAL NET ASSETS - 100.00%			$1,159,112

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(b)	Non-Income Producing Security
(c)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of Directors. Certain inputs used in the valuation may be unobservable; however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy. At the end of the period, the fair value of these securities totaled $2 or 0.00% of net assets.
(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $5 or 0.00% of net assets.

Portfolio Summary (unaudited)
Fund Type			Percent
Fixed Income Funds			49.82%
Domestic Equity Funds			43.25%
International Equity Funds			6.96%
Energy			0.00%
Consumer, Non-cyclical			0.00%
Other Assets and Liabilities			(0.03)%
TOTAL NET ASSETS			100.00%

	December 31,	December 31,
Affiliated Securities	2016	2016	Purchases	Purchases	Sales	Sales	June 30, 2017	June 30, 2017
	Shares	Cost	Shares(a)	Cost(a)	Shares(a)	Proceeds(a)	Shares	Cost
Bond Market Index Account	53,968,119	$544,840	4,207,393	$43,720	3,023,799	$31,295	55,151,713	$557,275
International Equity Index Fund(b)	—	—	7,881,602	76,399	24,397	251	7,857,205	76,149
International Equity Index Fund(c)	8,617,303	83,600	455,804	4,557	9,073,107	88,138	—	—
LargeCap S&P 500 Index Account	24,669,517	238,182	1,345,815	22,307	1,847,703	30,249	24,167,629	233,818
MidCap S&P 400 Index Fund (b)	—	—	2,237,264	33,063	6,838	143	2,230,426	32,922
MidCap S&P 400 Index Fund (c)	2,239,827	33,123	180,897	3,707	2,420,724	36,868	—	—
Smallcap S&P 600 Index Fund(b)	—	—	1,802,356	31,366	5,463	143	1,796,893	31,222
SmallCap S&P 600 Index Fund(c)	1,732,453	29,674	181,921	4,640	1,914,374	34,295	—	—
		$929,419		$219,759		$221,382		$931,386

See accompanying notes.

		Schedule of Investments
		Diversified Balanced Account
		June 30, 2017 (unaudited)

		Realized Gain/Loss		Realized Gain from
	Income	on Investments		Capital Gain Distributions
Bond Market Index Account		$—	$10	$—
International Equity Index Fund(b)		—	1	—
International Equity Index Fund(c)		—	(19)	—
LargeCap S&P 500 Index Account		—	3,578	—
MidCap S&P 400 Index Fund (b)		—	2	—
MidCap S&P 400 Index Fund (c)		—	38	—
Smallcap S&P 600 Index Fund(b)		—	(1)	—
SmallCap S&P 600 Index Fund(c)		—	(19)	—
		$—	$3,590	$—

(a)	Purchases and Sales include transactions related to the transition of assets from the Institutional Class to Class R-6.
(b)	Class R-6
(c)	Institutional Class

Amounts in thousands except shares

See accompanying notes.

Schedule of Investments
Diversified Balanced Managed Volatility Account
June 30, 2017 (unaudited)

INVESTMENT COMPANIES - 100.03% Shares Held		Value (000's)
Principal Funds, Inc. Class R-6 - 15.06%
International Equity Index Fund (a),(b)	1,193,974		$12,250
MidCap S&P 400 Index Fund (a),(b)		338,955		7,101
Smallcap S&P 600 Index Fund (a),(b)		273,058		7,165
			$26,516
Principal Variable Contracts Funds, Inc. Class 1 - 84.97%
Bond Market Index Account (a)	8,381,889		87,759
LargeCap S&P 500 Managed Volatility Index 4,704,047			61,858
Account (a)
			$149,617
TOTAL INVESTMENT COMPANIES			$176,133
Total Investments			$176,133
Other Assets and Liabilities - (0.03)%				$(50)
TOTAL NET ASSETS - 100.00%			$176,083

(a)		Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(b) Non-Income Producing Security

Portfolio Summary (unaudited)
Fund Type				Percent
Fixed Income Funds				49.84%
Domestic Equity Funds				43.23%
International Equity Funds				6.96%
Other Assets and Liabilities				(0.03)%
TOTAL NET ASSETS			100.00%

December 31,		December 31,
Affiliated Securities	2016	2016		Purchases	Purchases	Sales	Sales	June 30, 2017	June 30, 2017
	Shares	Cost		Shares(a)	Cost(a)	Shares(a)	Proceeds(a)	Shares	Cost
Bond Market Index Account	8,277,668	$85,222		529,065	$5,472	424,844	$4,394	8,381,889	$86,300
International Equity Index Fund(b)	—	—		1,200,591	11,816	6,617	68	1,193,974	11,748
International Equity Index Fund(c)	1,321,845	13,023		53,473	516	1,375,318	13,540	—	—
LargeCap S&P 500 Managed	4,816,118	53,114		215,497	2,755	327,568	4,213	4,704,047	51,771
Volatility Index Account
MidCap S&P 400 Index Fund (b)	—	—		340,808	6,534	1,853	39	338,955	6,495
MidCap S&P 400 Index Fund (c)	343,517	6,596		22,889	468	366,406	7,067	—	—
Smallcap S&P 600 Index Fund(b)	—	—		274,538	6,537	1,480	39	273,058	6,498
SmallCap S&P 600 Index Fund(c)	265,706	6,321		23,903	610	289,609	6,931	—	—
		$164,276			$34,708		$36,291		$162,812

					Realized Gain/Loss			Realized Gain from
		Income			on Investments		Capital Gain Distributions
Bond Market Index Account	$		—			$—			$—
International Equity Index Fund(b)			—			—			—
International Equity Index Fund(c)			—			1			—
LargeCap S&P 500 Managed Volatility
Index Account			—			115			—
MidCap S&P 400 Index Fund (b)			—			—			—
MidCap S&P 400 Index Fund (c)			—			3			—
Smallcap S&P 600 Index Fund(b)			—			—			—
SmallCap S&P 600 Index Fund(c)			—			—			—
	$		—			$119			$—

(a)	Purchases and Sales include transactions related to the transition of assets from the Institutional Class to Class R-6.
(b)	Class R-6
(c)	Institutional Class

Amounts in thousands except shares

See accompanying notes.

Schedule of Investments
Diversified Balanced Volatility Control Account
June 30, 2017 (unaudited)

INVESTMENT COMPANIES - 99.82%	Shares Held		Value (000's)
Exchange Traded Funds - 19.85%
iShares Core S&P 500 ETF		8,237			$2,005

Principal Funds, Inc. Class R-6 - 15.07%
International Equity Index Fund (a),(b)		69,341			711
MidCap S&P 400 Index Fund (a),(b)		19,322			405
Smallcap S&P 600 Index Fund (a),(b)		15,475			406
					$1,522
Principal Variable Contracts Funds, Inc. Class 1 - 64.90%
Bond Market Index Account (a)		481,057			5,037
LargeCap S&P 500 Index Account (a)		90,065			1,518
					$6,555
TOTAL INVESTMENT COMPANIES				$10,082
Total Investments				$10,082
Other Assets and Liabilities - 0.18%					$18
TOTAL NET ASSETS - 100.00%				$10,100

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(b) Non-Income Producing Security

Portfolio Summary (unaudited)
Fund Type					Percent
Fixed Income Funds					49.86%
Domestic Equity Funds					23.07%
Investment Companies					19.85%
International Equity Funds					7.04%
Other Assets and Liabilities					0.18%
TOTAL NET ASSETS				100.00%

December 31,		December 31,
Affiliated Securities	2016	2016			Purchases	Purchases	Sales		Sales	June 30, 2017	June 30, 2017
	Shares	Cost			Shares(a)	Cost(a)	Shares(a)		Proceeds(a)	Shares	Cost
Bond Market Index Account	—		$—		489,682	$5,116	8,625		$91	481,057	$5,025
International Equity Index Fund(b)	—		—		70,561	716	1,220		12	69,341	704
International Equity Index Fund(c)	—		—		62,359	632	62,359		632	—	—
LargeCap S&P 500 Index Account	—		—		92,286	1,545	2,221		38	90,065	1,507
MidCap S&P 400 Index Fund (b)	—		—		19,663	409	341		7	19,322	402
MidCap S&P 400 Index Fund (c)	—		—		17,362	361	17,362		361	—	—
Smallcap S&P 600 Index Fund(b)	—		—		15,749	409	274		7	15,475	402
SmallCap S&P 600 Index Fund(c)	—		—		13,913	361	13,913		361	—	—
			$—			$9,549			$1,509		$8,040

						Realized Gain/Loss				Realized Gain from
		Income				on Investments			Capital Gain Distributions
Bond Market Index Account				$—			$—	$			—
International Equity Index Fund(b)				—			—				—
International Equity Index Fund(c)				—			—				—
LargeCap S&P 500 Index Account				—			—				—
MidCap S&P 400 Index Fund (b)				—			—				—
MidCap S&P 400 Index Fund (c)				—			—				—
Smallcap S&P 600 Index Fund(b)				—			—				—
SmallCap S&P 600 Index Fund(c)				—			—				—
				$—			$—	$			—

(a)	Purchases and Sales include transactions related to the transition of assets from the Institutional Class to Class R-6.
(b)	Class R-6
(c)	Institutional Class

Amounts in thousands except shares

See accompanying notes.

Schedule of Investments
Diversified Growth Account
June 30, 2017 (unaudited)

INVESTMENT COMPANIES - 100.03%	Shares Held	Value (000's)
Principal Funds, Inc. Class R-6 - 20.04%
International Equity Index Fund (a),(b)	36,709,750		$376,642
MidCap S&P 400 Index Fund (a),(b)	9,119,204		191,047
Smallcap S&P 600 Index Fund (a),(b)	7,346,570		192,774
			$760,463
Principal Variable Contracts Funds, Inc. Class 1 - 79.99%
Bond Market Index Account (a)	126,276,956		1,322,120
LargeCap S&P 500 Index Account (a)	101,652,118		1,713,855
			$3,035,975
TOTAL INVESTMENT COMPANIES			$3,796,438
Total Investments			$3,796,438
Other Assets and Liabilities - (0.03)%			$(973)
TOTAL NET ASSETS - 100.00%			$3,795,465

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(b) Non-Income Producing Security

Portfolio Summary (unaudited)
Fund Type			Percent
Domestic Equity Funds			55.28%
Fixed Income Funds			34.83%
International Equity Funds			9.92%
Other Assets and Liabilities			(0.03)%
TOTAL NET ASSETS			100.00%

December 31,		December 31,
Affiliated Securities	2016	2016	Purchases	Purchases	Sales	Sales	June 30, 2017	June 30, 2017
	Shares	Cost	Shares(a)	Cost(a)	Shares(a)	Proceeds(a)	Shares	Cost
Bond Market Index Account	123,505,904	$ 1,251,041	6,897,762	$71,304	4,126,710	$42,836	126,276,956	$ 1,279,509
International Equity Index Fund(b)	—	—	36,859,980	363,867	150,230	1,541	36,709,750	362,317
International Equity Index Fund(c)	40,245,909	397,904	1,099,521	10,525	41,345,430	408,400	—	—
LargeCap S&P 500 Index Account	103,694,147	1,140,718	2,378,069	38,601	4,420,098	72,699	101,652,118	1,110,060
MidCap S&P 400 Index Fund (b)	—	—	9,156,025	148,205	36,821	772	9,119,204	147,441
MidCap S&P 400 Index Fund (c)	9,152,295	148,298	480,048	9,792	9,632,343	158,149	—	—
Smallcap S&P 600 Index Fund(b)	—	—	7,375,989	144,187	29,419	771	7,346,570	143,414
SmallCap S&P 600 Index Fund(c)	7,079,120	136,865	548,386	13,970	7,627,506	150,827	—	—
		$3,074,826		$800,451		$835,995		$3,042,741

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Bond Market Index Account	$		—		$—			$—
International Equity Index Fund(b)			—		(9)			—
International Equity Index Fund(c)			—		(29)			—
LargeCap S&P 500 Index Account			—		3,440			—
MidCap S&P 400 Index Fund (b)			—		8			—
MidCap S&P 400 Index Fund (c)			—		59			—
Smallcap S&P 600 Index Fund(b)			—		(2)			—
SmallCap S&P 600 Index Fund(c)			—		(8)			—
	$		—		$3,459			$—

(a)	Purchases and Sales include transactions related to the transition of assets from the Institutional Class to Class R-6.
(b)	Class R-6
(c)	Institutional Class

Amounts in thousands except shares

See accompanying notes.

Schedule of Investments
Diversified Growth Managed Volatility Account
June 30, 2017 (unaudited)

INVESTMENT COMPANIES - 100.03%	Shares Held	Value (000's)
Principal Funds, Inc. Class R-6 - 20.05%
International Equity Index Fund (a),(b)	3,276,524		$33,617
MidCap S&P 400 Index Fund (a),(b)		813,889	17,051
Smallcap S&P 600 Index Fund (a),(b)		655,664	17,205
			$67,873
Principal Variable Contracts Funds, Inc. Class 1 - 79.98%
Bond Market Index Account (a)	11,270,748		118,005
LargeCap S&P 500 Managed Volatility Index		11,617,765	152,773
Account (a)
			$270,778
TOTAL INVESTMENT COMPANIES			$338,651
Total Investments			$338,651
Other Assets and Liabilities - (0.03)%			$(92)
TOTAL NET ASSETS - 100.00%			$338,559

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(b) Non-Income Producing Security

Portfolio Summary (unaudited)
Fund Type			Percent
Domestic Equity Funds			55.24%
Fixed Income Funds			34.86%
International Equity Funds			9.93%
Other Assets and Liabilities			(0.03)%
TOTAL NET ASSETS			100.00%

December 31,		December 31,
Affiliated Securities	2016	2016	Purchases	Purchases	Sales	Sales	June 30, 2017	June 30, 2017
	Shares	Cost	Shares(a)	Cost(a)	Shares(a)	Proceeds(a)	Shares	Cost
Bond Market Index Account	10,787,482	$111,021	940,822	$9,712	457,556	$4,746	11,270,748	$115,987
International Equity Index Fund(b)	—	—	3,286,766	32,313	10,242	105	3,276,524	32,208
International Equity Index Fund(c)	3,515,244	34,663	200,575	1,901	3,715,819	36,566	—	—
LargeCap S&P 500 Managed	11,526,621	127,232	658,176	8,320	567,032	7,299	11,617,765	128,351
Volatility Index Account
MidCap S&P 400 Index Fund (b)	—	—	816,397	15,679	2,508	52	813,889	15,627
MidCap S&P 400 Index Fund (c)	799,367	15,351	66,736	1,360	866,103	16,716	—	—
Smallcap S&P 600 Index Fund(b)	—	—	657,667	15,700	2,003	52	655,664	15,648
SmallCap S&P 600 Index Fund(c)	618,299	14,714	67,456	1,724	685,755	16,438	—	—
		$302,981		$86,709		$81,974		$307,821

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Bond Market Index Account	$		—		$—			$—
International Equity Index Fund(b)			—		—			—
International Equity Index Fund(c)			—		2			—
LargeCap S&P 500 Managed Volatility
Index Account			—		98			—
MidCap S&P 400 Index Fund (b)			—		—			—
MidCap S&P 400 Index Fund (c)			—		5			—
Smallcap S&P 600 Index Fund(b)			—		—			—
SmallCap S&P 600 Index Fund(c)			—		—			—
	$		—		$105			$—

(a)	Purchases and Sales include transactions related to the transition of assets from the Institutional Class to Class R-6.
(b)	Class R-6
(c)	Institutional Class

Amounts in thousands except shares

See accompanying notes.

Schedule of Investments
Diversified Growth Volatility Control Account
June 30, 2017 (unaudited)

INVESTMENT COMPANIES - 99.72%	Shares Held	Value (000's)
Exchange Traded Funds - 19.73%
iShares Core S&P 500 ETF	41,712	$10,153

Principal Funds, Inc. Class R-6 - 20.08%
International Equity Index Fund (a),(b)	504,404	5,175
MidCap S&P 400 Index Fund (a),(b)	123,002	2,577
Smallcap S&P 600 Index Fund (a),(b)	98,546	2,586
		$10,338
Principal Variable Contracts Funds, Inc. Class 1 - 59.91%
Bond Market Index Account (a)	1,714,114	17,947
LargeCap S&P 500 Index Account (a)	764,585	12,891
		$30,838
TOTAL INVESTMENT COMPANIES		$51,329
Total Investments		$51,329
Other Assets and Liabilities - 0.28%		$143
TOTAL NET ASSETS - 100.00%		$51,472

(a)		Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(b) Non-Income Producing Security

Portfolio Summary (unaudited)

Fund Type		Percent
Domestic Equity Funds		35.07%
Fixed Income Funds		34.87%
Investment Companies		19.73%
International Equity Funds		10.05%
Other Assets and Liabilities		0.28%
TOTAL NET ASSETS		100.00%

	December 31,	December 31,
Affiliated Securities	2016		2016	Purchases	Purchases	Sales		Sales	June 30, 2017	June 30, 2017
	Shares		Cost	Shares(a)	Cost(a)	Shares(a)		Proceeds(a)	Shares	Cost
Bond Market Index Account	—		$—	1,729,680	$18,076	15,566		$161	1,714,114	$17,915
International Equity Index Fund(b)	—		—	504,404	5,119	—		—	504,404	5,119
International Equity Index Fund(c)	—		—	459,329	4,657	459,329		4,657	—	—
LargeCap S&P 500 Index Account	—		—	772,156	12,922	7,571		125	764,585	12,797
MidCap S&P 400 Index Fund (b)	—		—	123,002	2,559	—		—	123,002	2,559
MidCap S&P 400 Index Fund (c)	—		—	111,926	2,328	111,926		2,328	—	—
Smallcap S&P 600 Index Fund(b)	—		—	98,546	2,559	—		—	98,546	2,559
SmallCap S&P 600 Index Fund(c)	—		—	89,719	2,328	89,719		2,328	—	—
			$—		$50,548			$9,599		$40,949

					Realized Gain/Loss				Realized Gain from
		Income			on Investments			Capital Gain Distributions
Bond Market Index Account			$—			$—	$			—
International Equity Index Fund(b)			—			—				—
International Equity Index Fund(c)			—			—				—
LargeCap S&P 500 Index Account			—			—				—
MidCap S&P 400 Index Fund (b)			—			—				—
MidCap S&P 400 Index Fund (c)			—			—				—
Smallcap S&P 600 Index Fund(b)			—			—				—
SmallCap S&P 600 Index Fund(c)			—			—				—
			$—			$—	$			—

(a)	Purchases and Sales include transactions related to the transition of assets from the Institutional Class to Class R-6.
(b)	Class R-6
(c)	Institutional Class

Amounts in thousands except shares

See accompanying notes.

Schedule of Investments
Diversified Income Account
June 30, 2017 (unaudited)

INVESTMENT COMPANIES - 100.03%	Shares Held	Value (000's)
Principal Funds, Inc. Class R-6 - 10.06%
International Equity Index Fund (a),(b)		985,564	$10,112
MidCap S&P 400 Index Fund (a),(b)		367,249		7,694
Smallcap S&P 600 Index Fund (a),(b)		295,857		7,763
			$25,569
Principal Variable Contracts Funds, Inc. Class 1 - 89.97%
Bond Market Index Account (a)		15,741,894	164,818
LargeCap S&P 500 Index Account (a)		3,790,739	63,912
			$228,730
TOTAL INVESTMENT COMPANIES			$254,299
Total Investments			$254,299
Other Assets and Liabilities - (0.03)%				$(71)
TOTAL NET ASSETS - 100.00%			$254,228

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(b) Non-Income Producing Security

Portfolio Summary (unaudited)
Fund Type				Percent
Fixed Income Funds				64.83%
Domestic Equity Funds				31.22%
International Equity Funds				3.98%
Other Assets and Liabilities				(0.03)%
TOTAL NET ASSETS			100.00%

December 31,		December 31,
Affiliated Securities	2016	2016		Purchases	Purchases	Sales	Sales	June 30, 2017	June 30, 2017
	Shares	Cost		Shares(a)	Cost(a)	Shares(a)	Proceeds(a)	Shares	Cost
Bond Market Index Account	16,178,089	$165,709		1,329,895	$13,784	1,766,090	$18,253	15,741,894	$161,240
International Equity Index Fund(b)	—	—		995,747	9,773	10,183	104	985,564	9,668
International Equity Index Fund(c)	1,135,494	11,130		72,344	704	1,207,838	11,834	—	—
LargeCap S&P 500 Index Account	4,063,303	50,072		283,484	4,636	556,048	9,037	3,790,739	45,972
MidCap S&P 400 Index Fund (b)	—	—		370,995	6,356	3,746	78	367,249	6,279
MidCap S&P 400 Index Fund (c)	387,375	6,691		34,523	705	421,898	7,401	—	—
Smallcap S&P 600 Index Fund(b)	—	—		298,847	6,278	2,990	78	295,857	6,200
SmallCap S&P 600 Index Fund(c)	299,621	6,313		33,366	851	332,987	7,162	—	—
		$239,915			$43,087		$53,947		$229,359

					Realized Gain/Loss			Realized Gain from
		Income			on Investments		Capital Gain Distributions
Bond Market Index Account	$		—			$—			$—
International Equity Index Fund(b)			—			(1)			—
International Equity Index Fund(c)			—			—			—
LargeCap S&P 500 Index Account			—			301			—
MidCap S&P 400 Index Fund (b)			—			1			—
MidCap S&P 400 Index Fund (c)			—			5			—
Smallcap S&P 600 Index Fund(b)			—			—			—
SmallCap S&P 600 Index Fund(c)			—			(2)			—
	$		—			$304			$—

(a)	Purchases and Sales include transactions related to the transition of assets from the Institutional Class to Class R-6.
(b)	Class R-6
(c)	Institutional Class

Amounts in thousands except shares

See accompanying notes.

Schedule of Investments
Diversified International Account
June 30, 2017 (unaudited)

COMMON STOCKS - 98.17%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Aerospace & Defense - 0.53%			Commercial Services (continued)
Thales SA	13,565	$1,460	New Oriental Education & Technology Group	26,216	$1,848
			Inc ADR(a)
Agriculture - 1.16%			Qualicorp SA	113,500	988
British American Tobacco PLC	34,468	2,349	TAL Education Group ADR	14,559	1,781
KT&G Corp	8,120	830			$9,598
		$3,179	Computers - 1.91%
Airlines - 0.96%			Atos SE	9,230	1,295
Qantas Airways Ltd	215,983	949	Capgemini SE	8,338	861
Ryanair Holdings PLC ADR(a)	15,573	1,676	Fujitsu Ltd	305,000	2,256
		$2,625	Logitech International SA	22,361	823
Apparel - 2.34%					$5,235
Adidas AG	10,988	2,107	Consumer Products - 0.71%
LVMH Moet Hennessy Louis Vuitton SE	14,292	3,574	Reckitt Benckiser Group PLC	19,258	1,952
Moncler SpA	31,687	743
		$6,424	Cosmetics & Personal Care - 1.15%
Automobile Manufacturers - 2.62%			Unilever NV	39,701	2,192
Honda Motor Co Ltd	56,700	1,553	Unilever PLC	17,915	969
Maruti Suzuki India Ltd	17,951	2,003			$3,161
Suzuki Motor Corp	22,600	1,077	Distribution & Wholesale - 1.92%
Volvo AB - B Shares	149,141	2,543	Mitsubishi Corp	117,100	2,461
		$7,176	Sumitomo Corp	118,000	1,539
Automobile Parts & Equipment - 0.28%			Wolseley PLC	20,464	1,256
Aisin Seiki Co Ltd	14,900	766			$5,256
			Diversified Financial Services - 2.68%
Banks - 12.43%			Amundi SA (c)	12,188	883
Allied Irish Banks PLC	78,358	442	Hana Financial Group Inc	31,516	1,245
Banco do Brasil SA	192,300	1,557	Indiabulls Housing Finance Ltd	75,906	1,262
Bancolombia SA ADR	12,113	540	ORIX Corp	139,400	2,169
Bangkok Bank PCL	143,600	832	Shinhan Financial Group Co Ltd	27,717	1,196
Bank Hapoalim BM	43,280	292	Zenkoku Hosho Co Ltd	14,800	606
Bank Negara Indonesia Persero Tbk PT	1,203,600	592			$7,361
Bank of Montreal	29,500	2,166	Electric - 1.72%
Bank of Nova Scotia/The	39,400	2,370	Enel SpA	228,348	1,225
CaixaBank SA	288,509	1,379	Iberdrola SA	182,799	1,449
Credicorp Ltd	6,713	1,204	Korea Electric Power Corp	34,577	1,233
Danske Bank A/S	58,073	2,234	Power Grid Corp of India Ltd	251,659	819
DNB ASA	67,212	1,144			$4,726
Erste Group Bank AG (a)	37,711	1,445	Electrical Components & Equipment - 1.34%
HDFC Bank Ltd (b)	15,377	396	Brother Industries Ltd	26,200	607
HDFC Bank Ltd ADR	11,594	1,008	Furukawa Electric Co Ltd	18,100	807
ING Groep NV	188,747	3,258	OSRAM Licht AG	10,844	866
Lloyds Banking Group PLC	1,940,402	1,672	Philips Lighting NV (c)	14,035	518
Macquarie Group Ltd	25,561	1,738	Prysmian SpA	29,783	878
Mediobanca SpA	140,135	1,386			$3,676
Mitsubishi UFJ Financial Group Inc	512,449	3,457	Electronics - 0.96%
Sberbank of Russia PJSC ADR	153,262	1,588	Hitachi High-Technologies Corp	22,500	876
Siam Commercial Bank PCL/The (b)	130,500	597	Hoya Corp	33,796	1,760
Swedbank AB	59,822	1,460			$2,636
Yes Bank Ltd	58,326	1,320	Energy - Alternate Sources - 0.90%
		$34,077	Vestas Wind Systems A/S	26,663	2,463
Beverages - 1.05%
Diageo PLC	54,883	1,622	Engineering & Construction - 2.15%
Treasury Wine Estates Ltd	123,664	1,250	ACS Actividades de Construccion y Servicios	39,852	1,541
		$2,872	SA
Biotechnology - 1.20%			ACS Actividades de Construccion y Servicios	39,852	32
CSL Ltd	14,870	1,578	SA - Rights (a)
Genmab A/S (a)	8,038	1,714	Aena SA (c)	7,408	1,446
		$3,292	Promotora y Operadora de Infraestructura	57,493	687
Building Materials - 1.88%			SAB de CV
Asahi Glass Co Ltd	33,200	1,402	Vinci SA	25,757	2,197
CRH PLC	67,231	2,383			$5,903
Kingspan Group PLC	39,560	1,359	Food - 2.44%
		$5,144	Nestle SA	50,993	4,448
Chemicals - 1.68%			Nichirei Corp	39,700	1,113
Covestro AG (c)	14,675	1,064	X5 Retail Group NV (a)	32,438	1,123
Lonza Group AG (a)	12,591	2,727			$6,684
Mitsubishi Gas Chemical Co Inc	38,700	822	Food Service - 0.37%
		$4,613	Compass Group PLC	48,272	1,019
Commercial Services - 3.50%
Adecco Group AG (a)	12,721	969	Forest Products & Paper - 1.02%
Ashtead Group PLC	90,064	1,864	Mondi PLC	60,539	1,587
Intertek Group PLC	26,643	1,464	UPM-Kymmene OYJ	42,888	1,223
Kroton Educacional SA	152,800	684			$2,810

See accompanying notes.

Schedule of Investments
Diversified International Account
June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Healthcare - Products - 0.30%			Pharmaceuticals (continued)
Japan Lifeline Co Ltd	13,100	$554	Novo Nordisk A/S	41,956	$1,803
Straumann Holding AG	487	277	Orion Oyj	9,867	630
		$831	Recordati SpA	29,858	1,211
Healthcare - Services - 0.86%			Roche Holding AG	15,787	4,034
Fresenius SE & Co KGaA	27,588	2,369	Shire PLC	35,457	1,955
					$11,400
Holding Companies - Diversified - 0.89%			Pipelines - 1.53%
Melco International Development Ltd	221,000	591	Pembina Pipeline Corp	23,300	772
Wharf Holdings Ltd/The	224,000	1,854	Petronet LNG Ltd	82,167	549
		$2,445	TransCanada Corp	60,573	2,887
Home Builders - 1.59%					$4,208
MRV Engenharia e Participacoes SA	144,800	588	Private Equity - 1.21%
Persimmon PLC	34,189	999	3i Group PLC	224,873	2,644
Sekisui House Ltd	56,332	996	Intermediate Capital Group PLC	60,909	661
Taylor Wimpey PLC	772,960	1,775			$3,305
		$4,358	Real Estate - 2.29%
Insurance - 4.35%			Brookfield Asset Management Inc	81,313	3,191
ASR Nederland NV	16,706	564	Cheung Kong Property Holdings Ltd	97,160	760
AXA SA	58,587	1,604	Sun Hung Kai Properties Ltd	72,000	1,058
Hannover Rueck SE	17,640	2,119	Vonovia SE	31,632	1,258
Industrial Alliance Insurance & Financial	13,400	581			$6,267
Services Inc			REITS - 1.11%
Legal & General Group PLC	335,181	1,128	Dexus	125,538	914
Manulife Financial Corp	54,400	1,020	Land Securities Group PLC	71,736	947
NN Group NV	51,292	1,820	Mirvac Group	720,326	1,178
SCOR SE	30,629	1,217			$3,039
Swiss Life Holding AG (a)	5,549	1,877
			Retail - 4.59%
Trisura Group Ltd (a)	478	8
			Alimentation Couche-Tard Inc	50,923	2,441
		$11,938	Cie Financiere Richemont SA	27,247	2,255
Internet - 3.72%			Dollarama Inc	28,084	2,683
Alibaba Group Holding Ltd ADR(a)	24,316	3,426	Kering	5,193	1,768
Auto Trader Group PLC (c)	150,349	744	Lojas Renner SA	161,260	1,339
Tencent Holdings Ltd	154,693	5,550	Pandora A/S	12,672	1,183
Wix.com Ltd (a)	6,913	481	Wal-Mart de Mexico SAB de CV	396,522	919
		$10,201			$12,588
Investment Companies - 0.61%			Semiconductors - 6.48%
Investor AB	34,825	1,680	Infineon Technologies AG	113,867	2,418
			Rohm Co Ltd	21,100	1,627
Iron & Steel - 0.38%			Samsung Electronics Co Ltd	2,622	5,461
POSCO	4,170	1,045	SK Hynix Inc	21,671	1,276
			Taiwan Semiconductor Manufacturing Co Ltd	632,140	4,319
Leisure Products & Services - 0.26%			Tokyo Electron Ltd	11,700	1,582
Hero MotoCorp Ltd	12,247	701	Ulvac Inc	22,300	1,076
					$17,759
Machinery - Construction & Mining - 1.30%			Software - 1.94%
ABB Ltd	80,817	2,006	NetEase Inc ADR	4,322	1,299
Hitachi Ltd	251,000	1,548	Open Text Corp	25,200	796
		$3,554	SAP SE	19,214	2,011
Machinery - Diversified - 0.78%			Ubisoft Entertainment SA (a)	21,454	1,218
KION Group AG	9,626	736			$5,324
Sumitomo Heavy Industries Ltd	212,000	1,407	Telecommunications - 4.49%
		$2,143	China Telecom Corp Ltd	2,576,556	1,224
Mining - 0.79%			Deutsche Telekom AG	75,167	1,355
Rio Tinto Ltd	30,159	1,466	Nippon Telegraph & Telephone Corp	51,813	2,446
Vedanta Ltd	178,650	687	NTT DOCOMO Inc	55,600	1,315
		$2,153	Orange SA	74,360	1,183
Miscellaneous Manufacturers - 1.50%			SK Telecom Co Ltd	4,955	1,152
Siemens AG	19,030	2,618	SoftBank Group Corp	30,200	2,455
Smiths Group PLC	71,259	1,481	Telekomunikasi Indonesia Persero Tbk PT	3,494,900	1,187
		$4,099			$12,317
Oil & Gas - 3.23%			Transportation - 0.91%
Canadian Natural Resources Ltd	46,100	1,330	Canadian National Railway Co	30,628	2,485
China Petroleum & Chemical Corp	1,106,000	866
Encana Corp	53,900	474	TOTAL COMMON STOCKS		$269,164
LUKOIL PJSC ADR	22,691	1,106	INVESTMENT COMPANIES - 0.48%	Shares Held	Value (000's)
PTT PCL (b)	80,400	875	Money Market Funds - 0.48%
Suncor Energy Inc	60,100	1,756	BlackRock Liquidity Funds FedFund Portfolio	1,314,139	1,314
TOTAL SA	49,135	2,440
		$8,847	TOTAL INVESTMENT COMPANIES		$1,314
Pharmaceuticals - 4.16%			PREFERRED STOCKS - 0.75%	Shares Held	Value (000's)
BTG PLC (a)	75,025	682
			Holding Companies - Diversified - 0.35%
Hypermarcas SA	96,406	806	Itausa - Investimentos Itau SA 0.06% (d)	354,082	$964
Ipsen SA	2,041	279

See accompanying notes.

		Schedule of Investments
		Diversified International Account
		June 30, 2017 (unaudited)

PREFERRED STOCKS (continued)	Shares Held	Value (000's)
Iron & Steel - 0.40%
Vale SA 0.91% (d)	134,400	$1,093

TOTAL PREFERRED STOCKS		$2,057
Total Investments		$272,535
Other Assets and Liabilities - 0.60%		$1,652
TOTAL NET ASSETS - 100.00%		$274,187

(a)	Non-Income Producing Security
(b)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of Directors. Certain inputs used in the valuation may be unobservable; however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy. At the end of the period, the fair value of these securities totaled $1,868 or 0.68% of net assets.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $4,655 or 1.70% of net assets.
(d)	Variable Rate. Rate shown is in effect at June 30, 2017.

Portfolio Summary (unaudited)

Country	Percent
Japan	13.95%
United Kingdom	10.08%
Canada	9.09%
Switzerland	7.53%
France	7.28%
Germany	6.90%
China	5.84%
Korea, Republic Of	4.90%
Denmark	3.42%
India	3.19%
Brazil	2.94%
Australia	2.78%
Netherlands	2.25%
Ireland	2.14%
Spain	2.13%
Sweden	2.07%
Italy	1.98%
Taiwan, Province Of China	1.58%
Hong Kong	1.56%
Russian Federation	1.39%
United States	1.19%
Thailand	0.84%
Finland	0.67%
Indonesia	0.65%
Mexico	0.59%
South Africa	0.58%
Austria	0.53%
Peru	0.44%
Norway	0.42%
Israel	0.29%
Colombia	0.20%
Other Assets and Liabilities	0.60%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments Equity Income Account June 30, 2017 (unaudited)

COMMON STOCKS - 97.95%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Aerospace & Defense - 0.84%			Machinery - Diversified - 1.61%
Boeing Co/The	22,844	$4,517	Deere & Co	70,136	$8,668

Airlines - 1.15%			Media - 0.39%
Delta Air Lines Inc	114,834	6,171	Walt Disney Co/The	19,876	2,112

Apparel - 1.41%			Miscellaneous Manufacturers - 2.02%
VF Corp	131,917	7,599	3M Co	17,344	3,611
			Parker-Hannifin Corp	45,253	7,232
Automobile Manufacturers - 1.62%					$10,843
PACCAR Inc	131,609	8,692	Oil & Gas - 8.95%
			Chevron Corp	60,672	6,330
Automobile Parts & Equipment - 2.23%			Cimarex Energy Co	77,898	7,323
Autoliv Inc	75,937	8,338	Exxon Mobil Corp	88,392	7,136
Magna International Inc	79,521	3,684	Marathon Petroleum Corp	222,277	11,632
		$12,022	Occidental Petroleum Corp	99,869	5,979
Banks - 10.41%			Royal Dutch Shell PLC - B shares ADR	178,648	9,724
Bank of Nova Scotia/The	153,916	9,255			$48,124
Grupo Financiero Santander Mexico SAB de	195,748	1,887	Pharmaceuticals - 7.52%
CV ADR			Johnson & Johnson	60,263	7,972
JPMorgan Chase & Co	155,044	14,171	Merck & Co Inc	127,888	8,196
PNC Financial Services Group Inc/The	104,416	13,038	Novartis AG ADR	69,371	5,791
US Bancorp	211,767	10,995	Pfizer Inc	238,945	8,026
Wells Fargo & Co	119,435	6,618	Roche Holding AG ADR	328,186	10,436
		$55,964			$40,421
Beverages - 1.72%			Pipelines - 2.14%
Coca-Cola Co/The	105,608	4,736	Enterprise Products Partners LP	424,979	11,509
Dr Pepper Snapple Group Inc	49,553	4,515
		$9,251	Private Equity - 1.88%
Chemicals - 2.13%			KKR & Co LP	543,219	10,104
Air Products & Chemicals Inc	32,631	4,668
EI du Pont de Nemours & Co	41,867	3,379	REITS - 5.16%
PPG Industries Inc	31,173	3,428	Annaly Capital Management Inc	546,316	6,583
		$11,475	Digital Realty Trust Inc	80,146	9,052
Computers - 3.60%			Host Hotels & Resorts Inc	297,405	5,434
Accenture PLC - Class A	18,829	2,329	Simon Property Group Inc	41,189	6,663
Apple Inc	107,413	15,469			$27,732
International Business Machines Corp	10,348	1,592	Retail - 2.10%
		$19,390	Costco Wholesale Corp	33,565	5,368
Diversified Financial Services - 7.19%			Starbucks Corp	101,317	5,908
BlackRock Inc	28,400	11,996			$11,276
Discover Financial Services	201,414	12,526	Semiconductors - 4.76%
FNF Group	315,424	14,141	Applied Materials Inc	85,535	3,533
		$38,663	Maxim Integrated Products Inc	101,625	4,563
Electric - 5.59%			Microchip Technology Inc	137,704	10,628
Eversource Energy	129,632	7,870	Taiwan Semiconductor Manufacturing Co Ltd	197,210	6,895
NextEra Energy Inc	47,561	6,665	ADR
WEC Energy Group Inc	120,940	7,423			$25,619
Xcel Energy Inc	177,184	8,129	Software - 1.72%
		$30,087	Fidelity National Information Services Inc	42,040	3,590
Electrical Components & Equipment - 0.30%			Microsoft Corp	81,940	5,648
Emerson Electric Co	27,309	1,628			$9,238
			Telecommunications - 2.63%
Electronics - 1.06%			BCE Inc	163,885	7,382
Honeywell International Inc	42,593	5,677	Verizon Communications Inc	151,681	6,774
					$14,156
Food - 2.96%			Toys, Games & Hobbies - 2.15%
Kraft Heinz Co/The	85,514	7,323	Hasbro Inc	103,560	11,548
Kroger Co/The	368,222	8,587
		$15,910	Transportation - 1.78%
Gas - 1.18%			Union Pacific Corp	54,792	5,968
Sempra Energy	56,214	6,338	United Parcel Service Inc	32,609	3,606
					$9,574
Healthcare - Products - 4.09%			TOTAL COMMON STOCKS		$526,780
Abbott Laboratories	137,387	6,678	INVESTMENT COMPANIES - 1.28%	Shares Held	Value (000's)
Becton Dickinson and Co	32,911	6,421	Money Market Funds - 1.28%
Medtronic PLC	100,537	8,923	BlackRock Liquidity Funds FedFund Portfolio	6,895,042	6,895
		$22,022
Insurance - 5.66%			TOTAL INVESTMENT COMPANIES		$6,895
Allstate Corp/The	103,393	9,144	Total Investments		$533,675
Chubb Ltd	93,798	13,636	Other Assets and Liabilities - 0.77%		$4,168
Fairfax Financial Holdings Ltd	10,045	4,348	TOTAL NET ASSETS - 100.00%		$537,843
Swiss Re AG ADR	145,483	3,322
		$30,450

See accompanying notes.

Schedule of Investments
Equity Income Account
June 30, 2017 (unaudited)

Portfolio Summary (unaudited)

Sector	Percent
Financial	30.30%
Consumer, Non-cyclical	16.29%
Energy	11.09%
Consumer, Cyclical	10.66%
Technology	10.08%
Industrial	7.61%
Utilities	6.77%
Communications	3.02%
Basic Materials	2.13%
Investment Companies	1.28%
Other Assets and Liabilities	0.77%
TOTAL NET ASSETS	100.00%

See accompanying notes.

     Schedule of Investments Government & High Quality Bond Account June 30, 2017 (unaudited)

INVESTMENT COMPANIES - 1.21%	Shares Held	Value(000's)		Principal
Money Market Funds - 1.21%			BONDS (continued)	Amount (000's)	Value (000's)
BlackRock Liquidity Funds FedFund Portfolio	2,996,849	$2,997	Mortgage Backed Securities (continued)
			Fannie Mae REMICS (continued)
TOTAL INVESTMENT COMPANIES		$2,997	3.50%, 11/25/2042(a),(b)	$5,006	$947
	Principal		3.50%, 11/25/2042	2,500	2,646
			3.50%, 02/25/2043(a),(b)	1,851	262
BONDS - 29.10%	Amount (000's)	Value(000's)
			4.00%, 12/25/2039(b)	2,326	287
Automobile Asset Backed Securities - 0.34%
			4.00%, 11/25/2042(a),(b)	2,572	540
AmeriCredit Automobile Receivables Trust
2016-3			4.00%, 03/25/2045	1,000	1,100
2.24%, 04/08/2022(a)	$860	$854	4.50%, 04/25/2045(a),(b)	4,647	1,095
			7.00%, 04/25/2032	157	180
Commercial Mortgage Backed Securities - 8.28%			8.70%, 12/25/2019	1	1
CD 2017-CD3 Mortgage Trust			Freddie Mac REMICS
3.98%, 02/10/2050(a)	1,000	1,028	1.50%, 04/15/2028	1,553	1,518
			1.53%, 05/15/2038(a),(b)	6,540	283
COMM 2014-UBS4 Mortgage Trust
4.78%, 08/10/2047(a)	1,000	1,008	1.81%, 04/15/2040(a),(b)	8,982	560
			2.50%, 01/15/2028(b)	9,602	836
COMM 2014-UBS5 Mortgage Trust
4.77%, 09/10/2047(a)	1,000	1,009	2.50%, 11/15/2028(a),(b)	5,281	393
Ginnie Mae			2.50%, 11/15/2032	1,369	1,357
0.65%, 04/16/2047(a),(b)	12,965	559	2.50%, 01/15/2043(a),(b)	3,584	500
0.70%, 10/16/2054(a),(b)	12,290	445	2.50%, 02/15/2043	1,275	1,237
0.73%, 11/16/2045(a),(b)	22,604	997	3.00%, 11/15/2030(a),(b)	3,650	270
0.75%, 11/16/2052(a),(b)	15,274	730	3.00%, 06/15/2033(a),(b)	6,721	498
0.82%, 02/16/2053(a),(b)	13,083	716	3.00%, 11/15/2035	950	948
0.83%, 10/16/2056(a),(b)	5,330	349	3.00%, 06/15/2040	684	699
0.84%, 09/16/2053(a),(b)	12,122	583	3.00%, 04/15/2046	405	410
0.85%, 03/16/2052(a),(b)	14,847	830	3.50%, 10/15/2027(b)	5,395	585
0.89%, 02/16/2055(a),(b)	23,368	818	3.50%, 08/15/2040(a),(b)	4,141	534
0.92%, 02/16/2046(a),(b)	20,410	1,026	3.50%, 05/15/2043	557	577
GS Mortgage Securities Trust 2011-GC5			3.50%, 08/15/2043	1,231	1,272
5.57%, 08/10/2044(a),(c)	900	884	4.00%, 05/15/2039	4,200	4,346
GS Mortgage Securities Trust 2014-GC24			4.00%, 01/15/2045	1,207	1,302
4.66%, 09/10/2047(a)	1,100	1,100	4.00%, 04/15/2045	545	586
JP Morgan Chase Commercial Mortgage			Freddie Mac Strips
			2.00%, 02/15/2038(a),(b)	10,651	559
Securities Trust 2011-C5
5.59%, 08/15/2046(a),(c)	2,000	2,190	3.00%, 12/15/2032(a),(b)	7,766	939
JP Morgan Chase Commercial Mortgage			Ginnie Mae
			0.93%, 09/20/2037(a),(b)	10,605	509
Securities Trust 2013-C16
5.08%, 12/15/2046(a)	1,800	1,936	0.95%, 03/20/2041(a),(b)	4,237	150
			3.50%, 12/20/2034(a),(b)	2,827	118
WFRBS Commercial Mortgage Trust 2013-
C14			3.50%, 05/20/2039	205	209
4.13%, 06/15/2046(a),(c)	1,000	910	3.50%, 05/20/2043(a),(b)	5,766	1,057
			3.50%, 10/20/2044(a),(b)	6,707	1,130
WFRBS Commercial Mortgage Trust 2014-
			3.50%, 11/20/2042(a),(b)	2,907	501
C23
4.52%, 10/15/2057(a)	1,000	1,051	4.00%, 04/20/2046(b)	2,824	556
WFRBS Commercial Mortgage Trust 2014-			JP Morgan Mortgage Trust 2013-1
			3.00%, 03/25/2043(c)	979	976
LC14
4.34%, 03/15/2047(a)	2,450	2,389	New Residential Mortgage Loan Trust 2014-
		$20,558	1
			5.00%, 01/25/2054(a),(c)	1,721	1,853
Home Equity Asset Backed Securities - 0.44%
ACE Securities Corp Mortgage Loan Trust			New Residential Mortgage Loan Trust 2014-
Series 2007-D1			3
			4.75%, 11/25/2054(a),(c)	1,132	1,186
6.93%, 02/25/2038(c)	1,115	1,086
			New Residential Mortgage Loan Trust 2015-
			2
Mortgage Backed Securities - 19.57%			5.57%, 08/25/2055(a),(c)	1,263	1,306
Fannie Mae Grantor Trust 2005-T1
1.57%, 05/25/2035(a)	301	296	Sequoia Mortgage Trust 2013-2
			3.64%, 02/25/2043(a)	825	825
Fannie Mae Interest Strip
3.50%, 12/25/2043(b)	2,188	385	Springleaf Mortgage Loan Trust 2013-3
			3.79%, 09/25/2057(a),(c)	1,000	998
Fannie Mae REMICS
1.66%, 03/25/2046(a),(b)	6,744	378			$48,586
1.74%, 12/25/2056(a),(b)	9,195	538	Other Asset Backed Securities - 0.47%
1.78%, 04/25/2045(a),(b)	8,141	456	Chase Funding Trust Series 2004-1
1.79%, 09/25/2055(a),(b)	13,576	739	1.68%, 12/25/2033(a)	98	92
1.81%, 05/25/2046(a),(b)	9,964	516	CNH Equipment Trust 2016-C
1.83%, 06/25/2045(a),(b)	10,879	743	1.76%, 09/15/2023	500	495
1.93%, 08/25/2044(a),(b)	5,370	323	Towd Point Mortgage Trust 2015-1
2.00%, 02/25/2040(a)	1,111	1,101	4.25%, 10/25/2053(a),(c)	550	583
3.00%, 12/25/2032(a),(b)	5,366	763			$1,170
3.00%, 04/25/2042	1,165	1,178	TOTAL BONDS		$72,254
3.00%, 02/25/2043(a)	575	588
3.00%, 01/25/2046(a)	998	1,019
3.50%, 01/25/2028(a),(b)	3,742	408
3.50%, 01/25/2040(a),(b)	4,155	514

See accompanying notes.

     Schedule of Investments Government & High Quality Bond Account June 30, 2017 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS - 69.17%	Amount (000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 14.61%			Federal Home Loan Mortgage Corporation (FHLMC) (continued)
2.00%, 02/01/2028	$1,459	$1,438	6.50%, 12/01/2031	$21	$24
2.00%, 03/01/2028	362	357	6.50%, 02/01/2032	19	21
2.50%, 02/01/2028	1,024	1,036	6.50%, 05/01/2032	49	57
2.81%, 09/01/2032(a)	19	20	6.50%, 04/01/2035	8	9
3.00%, 02/01/2027	373	384	7.00%, 09/01/2023	9	9
3.00%, 08/01/2042	908	911	7.00%, 12/01/2023	4	4
3.00%, 10/01/2042	1,305	1,313	7.00%, 01/01/2024	4	5
3.00%, 10/01/2042	680	683	7.00%, 09/01/2027	5	6
3.00%, 10/01/2042	1,247	1,251	7.00%, 01/01/2028	51	56
3.00%, 05/01/2043	929	932	7.00%, 04/01/2028	23	26
3.00%, 10/01/2046(a)	968	971	7.00%, 05/01/2028	3	4
3.00%, 01/01/2047	1,254	1,259	7.00%, 10/01/2031	13	14
3.50%, 02/01/2032	1,576	1,645	7.00%, 10/01/2031	8	10
3.50%, 04/01/2042	2,074	2,140	7.00%, 04/01/2032	70	80
3.50%, 05/01/2042	732	757	7.50%, 10/01/2030	13	16
3.50%, 07/01/2042	2,642	2,726	7.50%, 02/01/2031	10	12
3.50%, 09/01/2042	1,169	1,206	7.50%, 02/01/2031	5	5
3.50%, 10/01/2042	755	781	7.50%, 02/01/2031	4	4
3.50%, 02/01/2044	1,137	1,172	8.00%, 10/01/2030	22	26
3.50%, 08/01/2045	1,155	1,197	8.50%, 07/01/2029	30	33
3.50%, 07/01/2046	920	953			$36,266
3.50%, 01/01/2047	2,457	2,543	Federal National Mortgage Association (FNMA) - 37.42%
4.00%, 12/01/2040	470	499	2.00%, 10/01/2027	1,335	1,327
4.00%, 07/01/2042	988	1,057	2.00%, 10/01/2027	505	502
4.00%, 01/01/2043	1,407	1,490	2.50%, 05/01/2027	1,344	1,360
4.00%, 06/01/2043	1,581	1,680	2.50%, 06/01/2027	1,638	1,657
4.00%, 10/01/2045	1,660	1,771	2.50%, 08/01/2028	1,115	1,128
4.50%, 11/01/2043	1,298	1,421	2.50%, 12/01/2031	1,142	1,150
5.00%, 10/01/2025	187	203	2.64%, 07/01/2034(a)	44	47
5.00%, 02/01/2033	226	247	3.00%, 05/01/2029	1,234	1,271
5.00%, 06/01/2033	222	243	3.00%, 08/01/2031	2,307	2,374
5.00%, 07/01/2035	39	43	3.00%, 02/01/2037	684	696
5.00%, 07/01/2035	16	17	3.00%, 10/01/2042	1,935	1,949
5.00%, 07/01/2035	145	158	3.00%, 11/01/2042	710	707
5.00%, 10/01/2035	72	79	3.00%, 11/01/2042	2,096	2,111
5.50%, 04/01/2018	4	4	3.00%, 12/01/2042	1,815	1,828
5.50%, 03/01/2024	13	15	3.00%, 01/01/2043	920	927
5.50%, 03/01/2033	162	181	3.00%, 02/01/2043	1,293	1,304
5.50%, 04/01/2038	16	17	3.00%, 04/01/2043	1,179	1,175
5.50%, 05/01/2038	60	66	3.00%, 06/01/2043	2,370	2,387
6.00%, 12/01/2023	5	5	3.00%, 08/01/2043	1,696	1,708
6.00%, 05/01/2031	16	18	3.00%, 09/01/2046	1,879	1,886
6.00%, 12/01/2031	19	22	3.00%, 10/01/2046	1,258	1,261
6.00%, 09/01/2032	24	27	3.00%, 12/01/2046	1,660	1,663
6.00%, 11/01/2033	68	77	3.00%, 12/01/2046	977	980
6.00%, 11/01/2033	39	44	3.00%, 01/01/2047	1,165	1,170
6.00%, 09/01/2034	75	85	3.09%, 12/01/2033(a)	158	166
6.00%, 02/01/2035	80	91	3.13%, 12/01/2032(a)	45	47
6.00%, 10/01/2036(a)	69	79	3.50%, 08/01/2031	1,209	1,266
6.00%, 03/01/2037	51	57	3.50%, 02/01/2042	1,475	1,531
6.00%, 01/01/2038(a)	36	41	3.50%, 09/01/2042	2,438	2,518
6.00%, 01/01/2038	125	144	3.50%, 11/01/2042	1,703	1,759
6.00%, 04/01/2038	73	83	3.50%, 12/01/2042	1,848	1,911
6.50%, 06/01/2018	2	2	3.50%, 02/01/2043	658	682
6.50%, 08/01/2021	3	3	3.50%, 10/01/2044	790	819
6.50%, 12/01/2021	19	21	3.50%, 11/01/2044	780	809
6.50%, 04/01/2022	21	23	3.50%, 03/01/2045	1,816	1,875
6.50%, 05/01/2022	11	12	3.50%, 03/01/2045	797	824
6.50%, 05/01/2023	16	16	3.50%, 06/01/2045	1,374	1,425
6.50%, 04/01/2024	4	5	3.50%, 09/01/2045	1,171	1,210
6.50%, 04/01/2026	4	4	3.50%, 10/01/2045	876	909
6.50%, 05/01/2026	2	2	3.50%, 11/01/2045	898	928
6.50%, 05/01/2026	4	5	3.50%, 01/01/2046	887	920
6.50%, 01/01/2028	6	6	3.50%, 04/01/2046	1,360	1,411
6.50%, 03/01/2028	4	4	4.00%, 01/01/2034	752	798
6.50%, 10/01/2028	24	27	4.00%, 11/01/2040	749	790
6.50%, 11/01/2028	5	6	4.00%, 12/01/2040	689	735
6.50%, 12/01/2028	12	13	4.00%, 02/01/2041	1,897	2,022
6.50%, 03/01/2029	5	6	4.00%, 02/01/2042	1,162	1,238
6.50%, 07/01/2031	21	23	4.00%, 04/01/2042	796	840
6.50%, 08/01/2031	6	6	4.00%, 08/01/2043	639	681
6.50%, 10/01/2031	9	9	4.00%, 10/01/2043	595	633
6.50%, 10/01/2031	11	13	4.00%, 10/01/2043	555	588

See accompanying notes.

     Schedule of Investments Government & High Quality Bond Account June 30, 2017 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)
Federal National Mortgage Association (FNMA) (continued)				Federal National Mortgage Association (FNMA) (continued)
4.00%, 04/01/2044	$420	$448		6.50%, 03/01/2029	$6	$6
4.00%, 08/01/2044	726	775		6.50%, 04/01/2029	5	5
4.00%, 10/01/2044	2,201	2,329		6.50%, 06/01/2031	11	12
4.00%, 11/01/2044	687	734		6.50%, 06/01/2031	10	11
4.00%, 12/01/2044	1,157	1,236		6.50%, 01/01/2032	4	4
4.00%, 02/01/2045	1,192	1,273		6.50%, 04/01/2032	37	41
4.00%, 08/01/2045	1,090	1,165		6.50%, 08/01/2032	18	21
4.00%, 09/01/2045	2,446	2,612		6.50%, 11/01/2032	27	30
4.50%, 12/01/2019	15	15		6.50%, 02/01/2033	30	33
4.50%, 01/01/2020	71	73		6.50%, 12/01/2036	50	55
4.50%, 08/01/2039	605	661		6.50%, 07/01/2037	32	37
4.50%, 03/01/2042	603	659		6.50%, 07/01/2037	48	54
4.50%, 09/01/2043	1,024	1,123		6.50%, 02/01/2038	42	49
4.50%, 09/01/2043	2,433	2,668		7.00%, 11/01/2027	3	3
4.50%, 10/01/2043	1,215	1,331		7.00%, 08/01/2028	23	26
4.50%, 11/01/2043	1,376	1,508		7.00%, 12/01/2028	19	21
4.50%, 09/01/2044	712	780		7.00%, 10/01/2029	21	24
4.50%, 12/01/2044	567	621		7.00%, 05/01/2031	5	5
4.50%, 09/01/2045	1,061	1,160		7.00%, 11/01/2031	36	40
5.00%, 01/01/2018	13	13		7.50%, 04/01/2022	1	1
5.00%, 11/01/2018	19	20		7.50%, 11/01/2029	14	15
5.00%, 05/01/2033	1,701	1,898		8.00%, 05/01/2027	11	11
5.00%, 04/01/2035	163	181		8.00%, 09/01/2027	8	8
5.00%, 04/01/2035	131	146		8.00%, 06/01/2030	2	3
5.00%, 07/01/2035	8	8		8.50%, 10/01/2027	30	31
5.00%, 02/01/2038	470	523		9.00%, 09/01/2030	5	6
5.00%, 02/01/2040	1,875	2,091				$92,912
5.00%, 07/01/2041	1,468	1,637		Government National Mortgage Association (GNMA) - 7.40%
5.50%, 08/01/2017	2	2		3.00%, 04/15/2027	727	752
5.50%, 12/01/2017	2	2		3.00%, 11/15/2042	1,291	1,308
5.50%, 01/01/2018	1	1		3.00%, 12/15/2042	2,321	2,355
5.50%, 07/01/2019	14	14		3.00%, 02/15/2043	1,954	1,982
5.50%, 08/01/2019	4	4		3.50%, 01/15/2043	1,535	1,602
5.50%, 08/01/2019	43	44		3.50%, 05/15/2043	1,825	1,904
5.50%, 08/01/2019	5	5		3.50%, 06/20/2043	1,021	1,063
5.50%, 08/01/2019	4	4		3.50%, 04/20/2045	1,118	1,161
5.50%, 08/01/2019	3	3		3.50%, 09/20/2045	1,509	1,569
5.50%, 08/01/2019	6	6		3.50%, 06/20/2046	142	147
5.50%, 09/01/2019	22	22		4.00%, 08/15/2041	1,308	1,391
5.50%, 10/01/2019	9	9		4.50%, 07/15/2040	829	900
5.50%, 05/01/2024	13	15		5.00%, 09/15/2033	7	8
5.50%, 05/01/2033	16	17		5.00%, 02/15/2034	429	471
5.50%, 06/01/2033	105	118		5.00%, 09/15/2039	55	61
5.50%, 06/01/2033	88	99		5.50%, 07/20/2033	196	220
5.50%, 09/01/2033	404	455		5.50%, 11/15/2033	45	50
5.50%, 02/01/2037	7	8		5.50%, 03/20/2034	208	238
5.50%, 03/01/2038	223	250		5.50%, 05/20/2035	177	198
5.50%, 03/01/2038	160	181		5.50%, 01/15/2039	48	54
5.50%, 08/01/2038	121	136		5.50%, 03/15/2039	136	151
6.00%, 08/01/2017	1	1		6.00%, 04/20/2026	7	7
6.00%, 06/01/2022	22	25		6.00%, 05/20/2026	4	5
6.00%, 11/01/2028	14	16		6.00%, 03/20/2028	4	4
6.00%, 12/01/2031	12	14		6.00%, 06/20/2028	19	22
6.00%, 01/01/2033	80	91		6.00%, 07/20/2028	11	13
6.00%, 02/01/2034	24	27		6.00%, 02/20/2029	11	13
6.00%, 05/01/2037	174	192		6.00%, 03/20/2029	22	25
6.00%, 07/01/2037	213	241		6.00%, 07/20/2029	23	26
6.00%, 11/01/2037	11	12		6.00%, 07/20/2033	159	181
6.00%, 12/01/2037	9	10		6.50%, 12/20/2025	12	13
6.00%, 03/01/2038	80	91		6.50%, 01/20/2026	8	8
6.00%, 08/01/2038	444	504		6.50%, 02/20/2026	9	11
6.50%, 11/01/2023	22	25		6.50%, 03/20/2031	14	16
6.50%, 05/01/2024	12	13		6.50%, 04/20/2031	15	18
6.50%, 09/01/2024	15	16		7.00%, 01/15/2028	1	1
6.50%, 07/01/2025	12	13		7.00%, 01/15/2028	3	4
6.50%, 08/01/2025	30	33		7.00%, 01/15/2028	1	2
6.50%, 02/01/2026	6	6		7.00%, 01/15/2028	7	8
6.50%, 03/01/2026	2	2		7.00%, 01/15/2028	1	1
6.50%, 05/01/2026	4	4		7.00%, 03/15/2028	65	67
6.50%, 06/01/2026	2	2		7.00%, 05/15/2028	36	39
6.50%, 07/01/2028	11	12		7.00%, 01/15/2029	16	17
6.50%, 09/01/2028	18	20
6.50%, 02/01/2029	3	4

See accompanying notes.

		Schedule of Investments
	Government & High Quality Bond Account
		June 30, 2017 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)
Government National Mortgage Association (GNMA) (continued)
7.00%, 03/15/2029	$4	$4
7.00%, 05/15/2031	11	13
7.00%, 09/15/2031	33	37
7.00%, 06/15/2032	167	189
7.50%, 02/15/2023	1	1
7.50%, 02/15/2023	1	1
7.50%, 04/15/2023	10	10
7.50%, 09/15/2023	2	2
7.50%, 09/15/2023	3	3
7.50%, 10/15/2023	5	6
7.50%, 11/15/2023	3	3
8.00%, 07/15/2026	2	2
8.00%, 08/15/2026	3	3
8.00%, 01/15/2027	1	1
8.00%, 02/15/2027	1	1
		$18,362
U.S. Treasury - 9.74%
1.00%, 02/15/2018	4,900	4,893
2.00%, 02/15/2025	3,300	3,255
3.13%, 05/15/2021	4,500	4,734
4.25%, 11/15/2040	2,550	3,204
5.25%, 11/15/2028	2,800	3,605
6.25%, 08/15/2023	3,600	4,480
		$24,171
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS		$171,711
Total Investments		$246,962
Other Assets and Liabilities - 0.52%		$1,296
TOTAL NET ASSETS - 100.00%		$248,258

(a)	Variable Rate. Rate shown is in effect at June 30, 2017.
(b)	Security is an Interest Only Strip
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $11,972 or 4.82% of net assets.

Portfolio Summary (unaudited)

Sector	Percent
Mortgage Securities	87.28%
Government	9.74%
Asset Backed Securities	1.25%
Investment Companies	1.21%
Other Assets and Liabilities	0.52%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Income Account
June 30, 2017 (unaudited)

COMMON STOCKS - 1.89%	Shares Held	Value (000's)		Principal
Oil & Gas - 0.44%			BONDS (continued)	Amount (000's)	Value (000's)
Linn Energy Inc (a)	17,687	$540	Beverages (continued)
W&T Offshore Inc (a)	212,750	417	Anheuser-Busch InBev Worldwide Inc
		$957	2.50%, 07/15/2022	$750	$749
Transportation - 1.45%			7.75%, 01/15/2019	1,000	1,087
Trailer Bridge Inc (a),(b),(c)	25,472	3,127			$2,902
			Biotechnology - 2.18%
TOTAL COMMON STOCKS		$4,084	Amgen Inc
INVESTMENT COMPANIES - 1.39%	Shares Held	Value (000's)	3.63%, 05/15/2022	500	522
Money Market Funds - 1.39%			3.88%, 11/15/2021	2,000	2,108
BlackRock Liquidity Funds FedFund Portfolio	3,015,785	3,016	Gilead Sciences Inc
			3.65%, 03/01/2026	1,000	1,028
TOTAL INVESTMENT COMPANIES		$3,016	4.40%, 12/01/2021	1,000	1,079
	Principal				$4,737
BONDS - 62.53%	Amount (000's)	Value (000's)	Chemicals - 0.81%
Aerospace & Defense - 0.49%			Airgas Inc
Boeing Co/The			1.65%, 02/15/2018	1,000	1,001
8.75%, 08/15/2021	$850	$1,060	Westlake Chemical Corp
			3.60%, 08/15/2026	250	248
Apparel - 0.22%			4.63%, 02/15/2021	500	517
Under Armour Inc					$1,766
3.25%, 06/15/2026	500	469	Commercial Services - 1.07%
			ERAC USA Finance LLC
			6.38%, 10/15/2017(e)	1,000	1,013
Automobile Floor Plan Asset Backed Securities - 2.08%
			7.00%, 10/15/2037(e)	1,000	1,298
Ally Master Owner Trust
1.57%, 06/15/2022(d)	1,000	1,001			$2,311
BMW Floorplan Master Owner Trust			Computers - 0.80%
1.66%, 07/15/2020(d),(e)	1,500	1,505	Apple Inc
Volkswagen Credit Auto Master Trust			2.40%, 05/03/2023	1,750	1,736
1.56%, 07/22/2019(d),(e)	2,000	2,000
		$4,506	Credit Card Asset Backed Securities - 0.23%
Automobile Manufacturers - 0.95%			Cabela's Credit Card Master Note Trust
			1.83%, 07/17/2023(d)	500	505
American Honda Finance Corp
1.46%, 11/19/2018(d)	1,000	1,003
Ford Motor Credit Co LLC			Diversified Financial Services - 1.30%
4.39%, 01/08/2026	500	515	GE Capital International Funding Co
General Motors Co			Unlimited Co
4.88%, 10/02/2023	500	536	2.34%, 11/15/2020	413	416
		$2,054	Jefferies Group LLC
Banks - 8.39%			6.25%, 01/15/2036	1,425	1,553
Bank of America Corp			8.50%, 07/15/2019	750	840
8.00%, 12/31/2049(d),(f)	1,000	1,027			$2,809
8.13%, 12/29/2049(d),(f)	1,000	1,040	Electric - 6.98%
Bank of New York Mellon Corp/The			Entergy Louisiana LLC
2.80%, 05/04/2026	500	488	3.25%, 04/01/2028	500	499
Citigroup Inc			Entergy Texas Inc
3.88%, 03/26/2025	1,000	1,006	2.55%, 06/01/2021	500	497
4.50%, 01/14/2022	1,000	1,075	Exelon Generation Co LLC
Goldman Sachs Group Inc/The			6.20%, 10/01/2017	1,000	1,010
5.38%, 03/15/2020	2,000	2,159	GenOn Americas Generation LLC
			0.00%, 10/01/2021(a)	1,250	1,119
ING Bank NV
5.00%, 06/09/2021(e)	1,000	1,094	GenOn Energy Inc
			0.00%, 10/15/2020(a)	750	446
JPMorgan Chase & Co
3.63%, 05/13/2024	1,000	1,031	LG&E & KU Energy LLC
7.90%, 04/29/2049(d),(f)	1,000	1,040	4.38%, 10/01/2021	1,000	1,063
Morgan Stanley			Metropolitan Edison Co
			3.50%, 03/15/2023(e)	1,000	1,016
5.50%, 07/28/2021	1,000	1,109
6.25%, 08/09/2026	850	1,018	Oncor Electric Delivery Co LLC
PNC Financial Services Group Inc/The			7.00%, 09/01/2022	2,000	2,408
6.75%, 07/29/2049(d),(f)	2,000	2,255	PacifiCorp
SunTrust Bank/Atlanta GA			5.25%, 06/15/2035	850	1,004
2.75%, 05/01/2023	1,000	997	6.25%, 10/15/2037	500	664
SunTrust Banks Inc			Solar Star Funding LLC
			5.38%, 06/30/2035(e)	1,466	1,585
2.70%, 01/27/2022	500	501
US Bancorp			Southwestern Electric Power Co
3.60%, 09/11/2024	250	260	3.55%, 02/15/2022	1,000	1,032
Wells Fargo & Co			TransAlta Corp
7.98%, 12/31/2049(d),(f)	2,000	2,078	4.50%, 11/15/2022	1,750	1,764
		$18,178	Tucson Electric Power Co
Beverages - 1.34%			3.85%, 03/15/2023	1,000	1,018
Anheuser-Busch InBev Finance Inc					$15,125
3.65%, 02/01/2026	500	515	Electronics - 0.61%
4.70%, 02/01/2036	500	551	Corning Inc
			4.75%, 03/15/2042	750	787

See accompanying notes.

Schedule of Investments
Income Account
June 30, 2017 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Electronics (continued)			Oil & Gas (continued)
Corning Inc (continued)			Phillips 66
6.63%, 05/15/2019	$500	$541	4.30%, 04/01/2022	$1,000	$1,072
		$1,328	Rowan Cos Inc
Environmental Control - 0.72%			4.88%, 06/01/2022	750	696
Advanced Disposal Services Inc			W&T Offshore Inc
5.63%, 11/15/2024(e)	500	515	8.50%, 06/15/2021(e)	514	359
Republic Services Inc			9.00%, 05/15/2020(e)	573	470
3.55%, 06/01/2022	1,000	1,041	Whiting Petroleum Corp
		$1,556	5.75%, 03/15/2021	1,250	1,175
Food - 0.24%			XTO Energy Inc
Kraft Heinz Foods Co			6.75%, 08/01/2037	1,000	1,369
3.95%, 07/15/2025	500	514			$9,821
			Oil & Gas Services - 2.37%
Healthcare - Services - 1.83%			Archrock Partners LP / Archrock Partners
HCA Inc			Finance Corp
7.50%, 11/06/2033	250	283	6.00%, 04/01/2021	2,000	1,950
HealthSouth Corp			Schlumberger Holdings Corp
5.75%, 11/01/2024	500	513	3.63%, 12/21/2022(e)	500	520
Roche Holdings Inc			4.00%, 12/21/2025(e)	500	524
1.64%, 09/30/2019(d),(e)	1,000	1,003	Weatherford International Ltd
Surgery Center Holdings Inc			4.50%, 04/15/2022	250	221
8.88%, 04/15/2021(e)	2,000	2,167	5.13%, 09/15/2020	2,000	1,920
		$3,966			$5,135
Housewares - 0.24%			Other Asset Backed Securities - 1.94%
Newell Brands Inc			Drug Royalty II LP 2
4.20%, 04/01/2026	500	531	3.48%, 07/15/2023(d),(e)	960	952
			Drug Royalty III LP 1
Insurance - 1.95%			3.72%, 04/15/2027(d),(e)	750	750
First American Financial Corp			PFS Financing Corp
4.30%, 02/01/2023	2,000	2,054	1.74%, 03/15/2021(d),(e)	500	501
Prudential Financial Inc			1.78%, 04/15/2020(d),(e)	1,000	1,000
7.38%, 06/15/2019	1,000	1,102	Trafigura Securitisation Finance PLC 2017-1
8.88%, 06/15/2068(d)	1,000	1,063	2.06%, 12/15/2020(c),(d),(e)	1,000	1,000
		$4,219			$4,203
Iron & Steel - 1.17%			Packaging & Containers - 0.53%
Allegheny Technologies Inc			Sealed Air Corp
5.95%, 01/15/2021	2,000	2,005	6.88%, 07/15/2033(e)	1,000	1,150
7.88%, 08/15/2023(d)	500	522
		$2,527	Pharmaceuticals - 0.83%
Leisure Products & Services - 0.82%			AbbVie Inc
Carnival Corp			2.90%, 11/06/2022	1,000	1,009
7.20%, 10/01/2023	1,475	1,779	Allergan Funding SCS
			4.55%, 03/15/2035	750	801
Lodging - 0.37%					$1,810
Boyd Gaming Corp			Pipelines - 3.87%
6.88%, 05/15/2023	750	803	ANR Pipeline Co
			9.63%, 11/01/2021	1,000	1,275
Media - 3.07%			Buckeye Partners LP
21st Century Fox America Inc			3.95%, 12/01/2026	500	495
6.40%, 12/15/2035	1,000	1,267	4.35%, 10/15/2024	500	515
Comcast Corp			Columbia Pipeline Group Inc
6.45%, 03/15/2037	2,000	2,661	4.50%, 06/01/2025	1,000	1,064
Historic TW Inc			El Paso Natural Gas Co LLC
9.15%, 02/01/2023	250	321	7.50%, 11/15/2026	2,100	2,562
Time Warner Cable LLC			Express Pipeline LLC
6.55%, 05/01/2037	1,500	1,791	7.39%, 12/31/2019(e)	44	45
6.75%, 06/15/2039	500	612	Plains All American Pipeline LP / PAA
		$6,652	Finance Corp
Miscellaneous Manufacturers - 0.07%			4.50%, 12/15/2026	500	506
General Electric Co			Southeast Supply Header LLC
			4.25%, 06/15/2024(e)	750	771
5.30%, 02/11/2021	144	159
			Southern Natural Gas Co LLC
Oil & Gas - 4.53%			8.00%, 03/01/2032	850	1,150
BG Energy Capital PLC					$8,383
4.00%, 10/15/2021(e)	1,000	1,061	REITS - 7.81%
BP Capital Markets PLC			Alexandria Real Estate Equities Inc
3.25%, 05/06/2022	1,000	1,029	4.30%, 01/15/2026	1,000	1,047
Nabors Industries Inc			4.60%, 04/01/2022	1,250	1,336
5.00%, 09/15/2020	1,000	997	CubeSmart LP
5.50%, 01/15/2023(e)	250	237	4.80%, 07/15/2022	2,000	2,144
Petro-Canada			HCP Inc
9.25%, 10/15/2021	1,075	1,356	3.75%, 02/01/2019	1,000	1,021

See accompanying notes.

Schedule of Investments
Income Account
June 30, 2017 (unaudited)

	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
BONDS (continued)	Amount (000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)
REITS (continued)			Federal Home Loan Mortgage Corporation (FHLMC) (continued)
Hospitality Properties Trust			4.50%, 06/01/2039	$251	$272
4.65%, 03/15/2024	$750	$781	4.50%, 07/01/2039	912	988
4.95%, 02/15/2027	1,000	1,044	4.50%, 12/01/2040	494	532
5.00%, 08/15/2022	750	804	4.50%, 10/01/2041	527	567
Kimco Realty Corp			5.00%, 08/01/2019	60	62
6.88%, 10/01/2019	2,000	2,202	5.50%, 11/01/2017	4	4
Omega Healthcare Investors Inc			5.50%, 01/01/2018	3	3
5.25%, 01/15/2026	500	531	6.00%, 03/01/2031	11	12
Physicians Realty LP			6.00%, 05/01/2032	28	31
4.30%, 03/15/2027	1,000	1,013	9.00%, 01/01/2025	3	3
Ventas Realty LP / Ventas Capital Corp					$10,471
3.25%, 08/15/2022	1,750	1,772	Federal National Mortgage Association (FNMA) - 13.97%
Welltower Inc			3.00%, 03/01/2042	1,094	1,099
6.13%, 04/15/2020	1,000	1,098	3.00%, 03/01/2042	1,198	1,203
Weyerhaeuser Co			3.00%, 05/01/2042	616	619
4.70%, 03/15/2021	2,000	2,129	3.00%, 06/01/2042	561	563
		$16,922	3.00%, 06/01/2042	1,137	1,141
Savings & Loans - 0.27%			3.50%, 12/01/2040	904	933
First Niagara Financial Group Inc			3.50%, 12/01/2041	310	320
7.25%, 12/15/2021	500	591	3.50%, 03/01/2042	524	541
			3.50%, 04/01/2042	990	1,021
Software - 0.93%			3.50%, 02/01/2043	656	678
Oracle Corp			3.50%, 06/01/2043	1,027	1,061
2.50%, 05/15/2022	1,000	1,009	3.50%, 03/01/2045	800	826
2.95%, 05/15/2025	1,000	1,005	3.50%, 05/01/2046	913	938
		$2,014	4.00%, 03/01/2039	649	685
Telecommunications - 1.52%			4.00%, 08/01/2040	519	548
Qwest Corp			4.00%, 09/01/2040	1,237	1,314
6.75%, 12/01/2021	2,000	2,210	4.00%, 10/01/2041	666	703
Sprint Corp			4.00%, 10/01/2041	481	508
7.88%, 09/15/2023	250	287	4.00%, 11/01/2041	740	781
Sprint Spectrum Co LLC / Sprint Spectrum Co			4.00%, 04/01/2042	444	469
II LLC / Sprint Spectrum Co III LLC			4.00%, 11/01/2043	569	602
3.36%, 03/20/2023(e)	250	252	4.00%, 11/01/2043	1,564	1,661
T-Mobile USA Inc			4.00%, 01/01/2044	1,294	1,370
6.38%, 03/01/2025	500	541	4.00%, 02/01/2044	1,809	1,919
		$3,290	4.00%, 09/01/2044	563	592
Transportation - 0.00%			4.00%, 08/01/2046	1,388	1,467
Trailer Bridge Inc			4.00%, 01/01/2047	934	982
0.00%, 11/15/2017(a),(c)	2,000	—	4.50%, 08/01/2039	271	294
			4.50%, 08/01/2040	828	896
TOTAL BONDS		$135,511	4.50%, 10/01/2040	794	858
	Principal		4.50%, 12/01/2040	498	539
CONVERTIBLE BONDS - 0.14%	Amount (000's)	Value (000's)	4.50%, 08/01/2041	541	585
Insurance - 0.14%			4.50%, 05/01/2044	788	846
AmTrust Financial Services Inc			4.50%, 06/01/2046	832	892
2.75%, 12/15/2044	400	297	5.00%, 01/01/2018	6	6
			5.00%, 08/01/2035	253	277
TOTAL CONVERTIBLE BONDS		$297	5.50%, 06/01/2033	155	173
			5.50%, 02/01/2035	267	299
SENIOR FLOATING RATE INTERESTS -	Principal
			6.00%, 04/01/2032	23	26
0.51%	Amount (000's)	Value (000's)
			6.50%, 04/01/2032	42	47
Software - 0.35%
					$30,282
Ivanti Software Inc, Term Loan
10.23%, 01/19/2025 (d)	$750	$749	Government National Mortgage Association (GNMA) - 0.00%
			9.00%, 02/15/2025	3	3
Transportation - 0.16%
Trailer Bridge Inc, Term Loan			U.S. Treasury - 13.94%
12.00%, 11/25/2020 (b),(c),(d)	363	358	1.38%, 11/30/2018	1,000	1,000
			1.50%, 08/15/2026	2,000	1,871
			1.63%, 11/15/2022	2,000	1,967
TOTAL SENIOR FLOATING RATE INTERESTS		$1,107
			1.75%, 05/15/2022	2,000	1,989
U.S. GOVERNMENT & GOVERNMENT	Principal		2.00%, 11/15/2021	1,000	1,008
AGENCY OBLIGATIONS - 32.74%	Amount (000's)	Value (000's)	2.00%, 11/15/2026	1,000	975
Federal Home Loan Mortgage Corporation (FHLMC) - 4.83%			2.50%, 05/15/2024	1,000	1,025
3.00%, 10/01/2042	$680	$683	2.63%, 11/15/2020	2,000	2,064
3.00%, 11/01/2042	674	676	2.75%, 02/15/2019	1,000	1,022
3.50%, 10/01/2041	680	702	2.75%, 02/15/2024	1,000	1,040
3.50%, 04/01/2042	1,637	1,689	2.88%, 05/15/2043	1,000	1,010
3.50%, 04/01/2042	857	884	2.88%, 08/15/2045	1,000	1,006
3.50%, 04/01/2045	828	855	3.00%, 11/15/2044	1,000	1,032
4.00%, 02/01/2045	573	603	3.13%, 05/15/2019	2,000	2,065
4.00%, 02/01/2046	853	898	3.13%, 05/15/2021	1,000	1,052
4.00%, 06/01/2046	954	1,007	3.13%, 08/15/2044	1,000	1,056

See accompanying notes.

		Schedule of Investments
		Income Account
		June 30, 2017 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)
U.S. Treasury (continued)
3.38%, 05/15/2044	$1,000	$1,105
3.50%, 02/15/2039	1,000	1,130
3.63%, 02/15/2020	2,000	2,109
3.63%, 02/15/2044	1,000	1,152
3.75%, 08/15/2041	1,000	1,171
3.75%, 11/15/2043	2,000	2,351
		$30,200
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS		$70,956
Total Investments		$214,971
Other Assets and Liabilities - 0.80%		$1,740
TOTAL NET ASSETS - 100.00%		$216,711

(a)	Non-Income Producing Security
(b)	Restricted Security. Please see Restricted Security Sub-Schedule for more information.
(c)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of Directors. Certain inputs used in the valuation may be unobservable; however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy. At the end of the period, the fair value of these securities totaled $4,484 or 2.07% of net assets.
(d)	Variable Rate. Rate shown is in effect at June 30, 2017.
(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $22,788 or 10.52% of net assets.
(f)	Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date.

Portfolio Summary (unaudited)
Sector	Percent
Financial	19.86%
Mortgage Securities	18.80%
Government	13.94%
Energy	11.21%
Consumer, Non-cyclical	7.49%
Utilities	6.98%
Communications	4.59%
Asset Backed Securities	4.25%
Industrial	4.03%
Consumer, Cyclical	2.60%
Technology	2.08%
Basic Materials	1.98%
Investment Companies	1.39%
Other Assets and Liabilities	0.80%
TOTAL NET ASSETS	100.00%

Restricted Securities

Security Name	Trade Date	Cost	Value	Percent of Net Assets
Trailer Bridge Inc	05/07/2012-12/22/2016	$2,764	$3,127	1.44%
Trailer Bridge Inc, Term Loan	03/30/2012-01/24/2017	363	357	0.16%

Total				1.60%
Amounts in thousands

See accompanying notes.

Schedule of Investments
International Emerging Markets Account
June 30, 2017 (unaudited)

COMMON STOCKS - 96.32%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Advertising - 0.50%			Engineering & Construction - 0.81%
Smiles SA	27,600	$499	Promotora y Operadora de Infraestructura	67,653	$808
			SAB de CV
Agriculture - 0.35%
Gudang Garam Tbk PT	60,100	353	Food - 1.96%
			Charoen Pokphand Foods PCL (b)	481,900	352
Automobile Manufacturers - 2.67%			Gruma SAB de CV	47,720	622
Guangzhou Automobile Group Co Ltd	346,000	607	X5 Retail Group NV (a)	28,589	990
Maruti Suzuki India Ltd	18,522	2,066			$1,964
		$2,673	Gas - 0.49%
Automobile Parts & Equipment - 3.16%			Indraprastha Gas Ltd (b)	29,376	485
Hankook Tire Co Ltd	18,572	1,032
Nexteer Automotive Group Ltd (a)	243,000	381	Holding Companies - Diversified - 0.60%
Tong Yang Industry Co Ltd	283,000	525	Siam Cement PCL/The	40,550	599
Weichai Power Co Ltd	730,000	638
Xinyi Glass Holdings Ltd	592,000	586	Home Builders - 0.45%
		$3,162	MRV Engenharia e Participacoes SA	111,600	453
Banks - 12.60%
Akbank TAS	230,266	641	Insurance - 2.93%
Banco do Brasil SA	114,200	925	Ping An Insurance Group Co of China Ltd	271,000	1,785
Banco Santander Chile	6,376,302	406	Powszechny Zaklad Ubezpieczen SA	95,217	1,146
Bank Negara Indonesia Persero Tbk PT	956,800	470			$2,931
China Construction Bank Corp	3,023,902	2,352	Internet - 11.41%
CIMB Group Holdings Bhd	561,300	860	Alibaba Group Holding Ltd ADR(a)	35,135	4,951
Grupo Financiero Banorte SAB de CV	235,400	1,494	Tencent Holdings Ltd	160,900	5,772
HDFC Bank Ltd (b)	49,091	1,264	Weibo Corp ADR (a)	10,456	695
Nedbank Group Ltd	44,478	710			$11,418
Sberbank of Russia PJSC ADR	105,732	1,096	Iron & Steel - 1.07%
Woori Bank	66,753	1,075	POSCO	4,292	1,075
Yes Bank Ltd	58,179	1,316
		$12,609	Lodging - 1.03%
Beverages - 0.66%			Galaxy Entertainment Group Ltd	170,000	1,032
Coca-Cola Femsa SAB de CV ADR	7,750	656
			Machinery - Construction & Mining - 0.44%
Chemicals - 1.62%			United Tractors Tbk PT	215,800	444
Kingboard Chemical Holdings Ltd	160,000	637
LG Chem Ltd	3,864	983	Media - 2.73%
		$1,620	Naspers Ltd	13,853	2,728
Coal - 1.95%
Adaro Energy Tbk PT	3,009,400	356	Mining - 0.28%
China Shenhua Energy Co Ltd	326,000	725	Hindalco Industries Ltd	95,959	283
Yanzhou Coal Mining Co Ltd	972,000	872
		$1,953	Miscellaneous Manufacturers - 0.94%
Commercial Services - 4.41%			Sunny Optical Technology Group Co Ltd	105,000	940
Adani Ports & Special Economic Zone Ltd (a)	87,100	489
CCR SA	118,315	603	Oil & Gas - 5.38%
Kroton Educacional SA	228,200	1,022	China Petroleum & Chemical Corp	1,824,400	1,429
New Oriental Education & Technology Group	8,281	584	Hindustan Petroleum Corp Ltd	60,771	480
Inc ADR(a)			Indian Oil Corp Ltd	98,079	584
Qualicorp SA	102,100	889	LUKOIL PJSC ADR	19,768	964
TAL Education Group ADR	6,730	823	MOL Hungarian Oil & Gas PLC	3,324	261
			PTT PCL (b)	68,300	743
		$4,410
			SK Innovation Co Ltd	6,630	918
Diversified Financial Services - 7.18%
Hana Financial Group Inc	36,690	1,449			$5,379
Housing Development Finance Corp Ltd	51,363	1,283	Pharmaceuticals - 0.56%
Indiabulls Housing Finance Ltd	67,600	1,124	Hypermarcas SA	66,800	559
KB Financial Group Inc	30,707	1,551
Manappuram Finance Ltd	396,450	600	Pipelines - 0.67%
Mega Financial Holding Co Ltd	1,415,731	1,177	Petronet LNG Ltd	100,318	670
		$7,184
			Retail - 1.29%
Electric - 2.53%
			Lojas Renner SA	72,700	603
Enel Americas SA	2,583,313	490
			Magazine Luiza SA	4,700	366
Korea Electric Power Corp	12,145	433
			Rajesh Exports Ltd	30,535	326
Power Grid Corp of India Ltd	337,566	1,099
Tenaga Nasional BHD	153,200	505			$1,295
		$2,527	Semiconductors - 14.62%
			Powertech Technology Inc (a)	262,000	808
Electronics - 3.77%
			Samsung Electronics Co Ltd	3,315	6,905
Elite Material Co Ltd	167,000	809
			SK Hynix Inc	30,589	1,801
Hon Hai Precision Industry Co Ltd	632,000	2,430
			Taiwan Semiconductor Manufacturing Co Ltd	749,164	5,118
Merry Electronics Co Ltd	86,000	533
					$14,632
		$3,772
			Software - 1.27%
			NetEase Inc ADR	4,230	1,272

See accompanying notes.

Schedule of Investments
International Emerging Markets Account
June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)
Telecommunications - 5.30%
China Mobile Ltd	111,459	$1,182
China Telecom Corp Ltd	1,666,000	791
LG Uplus Corp	61,301	836
SK Telecom Co Ltd	3,025	703
Telekomunikasi Indonesia Persero Tbk PT	5,260,700	1,787
		$5,299
Water - 0.69%
Cia de Saneamento Basico do Estado de Sao	72,400	687
Paulo

TOTAL COMMON STOCKS		$96,371
INVESTMENT COMPANIES - 1.28%	Shares Held	Value (000's)
Money Market Funds - 1.28%
BlackRock Liquidity Funds FedFund Portfolio	1,280,710	1,281

TOTAL INVESTMENT COMPANIES		$1,281
PREFERRED STOCKS - 2.05%	Shares Held	Value (000's)
Holding Companies - Diversified - 1.25%
Itausa - Investimentos Itau SA 0.06% (c)	457,646	$1,246

Iron & Steel - 0.80%
Vale SA 0.91% (c)	98,907	804

TOTAL PREFERRED STOCKS		$2,050
Total Investments		$99,702
Other Assets and Liabilities - 0.35%		$349
TOTAL NET ASSETS - 100.00%		$100,051

(a)	Non-Income Producing Security
(b)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of Directors. Certain inputs used in the valuation may be unobservable; however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy. At the end of the period, the fair value of these securities totaled $2,844 or 2.84% of net assets.
(c)	Variable Rate. Rate shown is in effect at June 30, 2017.

Portfolio Summary (unaudited)

Country	Percent
China	24.22%
Korea, Republic Of	18.74%
India	12.05%
Taiwan, Province Of China	11.40%
Brazil	8.65%
Mexico	3.58%
South Africa	3.44%
Hong Kong	3.44%
Indonesia	3.41%
Russian Federation	3.05%
Thailand	1.69%
United States	1.66%
Malaysia	1.37%
Poland	1.15%
Chile	0.90%
Turkey	0.64%
Hungary	0.26%
Other Assets and Liabilities	0.35%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments LargeCap Growth Account June 30, 2017 (unaudited)

COMMON STOCKS - 99.72%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Banks - 3.01%			Pharmaceuticals - 1.91%
Citizens Financial Group Inc	46,400	$1,655	Merck & Co Inc	32,200	$2,064
SVB Financial Group (a)	9,100	1,600
		$3,255	Retail - 5.50%
			Chipotle Mexican Grill Inc (a)	2,300	957
Biotechnology - 3.72%
Celgene Corp (a)	20,476	2,659	Costco Wholesale Corp	6,600	1,055
Vertex Pharmaceuticals Inc (a)	10,600	1,366	TJX Cos Inc/The	25,382	1,832
			Ulta Beauty Inc (a)	7,301	2,098
		$4,025
Building Materials - 1.61%					$5,942
Masco Corp	45,600	1,742	Semiconductors - 8.28%
			Applied Materials Inc	71,200	2,941
Chemicals - 2.95%			Broadcom Ltd	9,460	2,205
Albemarle Corp	20,044	2,115	Lam Research Corp	13,160	1,861
			Micron Technology Inc (a)	65,000	1,941
FMC Corp	14,700	1,074
		$3,189			$8,948
Commercial Services - 2.70%			Software - 5.25%
FleetCor Technologies Inc (a)	8,429	1,216	Microsoft Corp	43,600	3,005
			Red Hat Inc (a)	11,500	1,101
S&P Global Inc	11,653	1,701
			ServiceNow Inc (a)	11,000	1,166
		$2,917
			Take-Two Interactive Software Inc (a)	5,500	404
Computers - 5.51%
Apple Inc	35,045	5,047			$5,676
Lumentum Holdings Inc (a)	16,000	913	Telecommunications - 1.16%
			Arista Networks Inc (a)	8,400	1,259
		$5,960
Cosmetics & Personal Care - 2.06%
Estee Lauder Cos Inc/The	23,200	2,227	Transportation - 4.56%
			CSX Corp	43,700	2,384
Diversified Financial Services - 6.76%			FedEx Corp	11,732	2,550
Charles Schwab Corp/The	42,600	1,830			$4,934
Mastercard Inc	18,167	2,207	TOTAL COMMON STOCKS		$107,794
Visa Inc	34,840	3,267	INVESTMENT COMPANIES - 1.05%	Shares Held	Value (000's)
		$7,304	Money Market Funds - 1.05%
Food - 2.76%			BlackRock Liquidity Funds FedFund Portfolio	1,132,233	1,132
Kraft Heinz Co/The	18,100	1,550
Pinnacle Foods Inc	24,100	1,432	TOTAL INVESTMENT COMPANIES		$1,132
		$2,982	Total Investments		$108,926
Healthcare - Products - 9.28%			Other Assets and Liabilities - (0.77)%		$(832)
Baxter International Inc	18,600	1,126	TOTAL NET ASSETS - 100.00%		$108,094
Edwards Lifesciences Corp (a)	11,027	1,304
Hologic Inc (a)	30,000	1,362
IDEXX Laboratories Inc (a)	7,900	1,275	(a) Non-Income Producing Security
Intuitive Surgical Inc (a)	3,075	2,876
Thermo Fisher Scientific Inc	11,990	2,092
		$10,035	Portfolio Summary (unaudited)
Healthcare - Services - 1.16%			Sector		Percent
Humana Inc	5,200	1,251	Consumer, Non-cyclical		23.59%
			Communications		19.22%
Housewares - 0.77%			Technology		19.04%
Newell Brands Inc	15,500	831	Industrial		13.13%
			Consumer, Cyclical		10.63%
Internet - 18.06%			Financial		9.77%
Alibaba Group Holding Ltd ADR(a)	7,800	1,099
Alphabet Inc - A Shares (a)	5,604	5,210	Basic Materials		2.95%
Amazon.com Inc (a)	4,218	4,083	Energy		1.39%
Facebook Inc (a)	27,169	4,102	Investment Companies		1.05%
Netflix Inc (a)	14,144	2,113	Other Assets and Liabilities		(0.77)%
Priceline Group Inc/The (a)	1,557	2,913	TOTAL NET ASSETS		100.00%
		$19,520
Leisure Products & Services - 2.55%
Royal Caribbean Cruises Ltd	25,262	2,759

Lodging - 1.82%
Wynn Resorts Ltd	14,628	1,962

Machinery - Construction & Mining - 2.47%
Caterpillar Inc	24,800	2,665

Machinery - Diversified - 4.49%
Cummins Inc	8,200	1,330
Deere & Co	17,600	2,175
Rockwell Automation Inc	8,300	1,345
		$4,850
Oil & Gas - 1.38%
Diamondback Energy Inc (a)	16,860	1,497

See accompanying notes.

Schedule of Investments
LargeCap Growth Account I
June 30, 2017 (unaudited)

COMMON STOCKS - 96.68%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Advertising - 0.03%			Biotechnology (continued)
Interpublic Group of Cos Inc/The	1,083	$27	Celgene Corp (a)	7,304	$949
Omnicom Group Inc	717	59	Exelixis Inc (a)	854	21
		$86	Gilead Sciences Inc	2,771	196
			Illumina Inc (a)	457	79
Aerospace & Defense - 1.82%
			Incyte Corp (a)	4,931	621
Boeing Co/The	22,649	4,478
			Intercept Pharmaceuticals Inc (a)	52	6
General Dynamics Corp	473	94
			Intrexon Corp (a)	115	3
Harris Corp	113	12
			Ionis Pharmaceuticals Inc (a)	365	19
HEICO Corp	122	9
			Regeneron Pharmaceuticals Inc (a)	233	114
HEICO Corp - Class A	204	13
			Seattle Genetics Inc (a)	283	15
Lockheed Martin Corp	484	134
			Vertex Pharmaceuticals Inc (a)	14,877	1,917
Northrop Grumman Corp	346	89
Raytheon Co	511	83			$7,311
Rockwell Collins Inc	520	55	Building Materials - 0.24%
TransDigm Group Inc	149	40	Armstrong World Industries Inc (a)	168	8
		$5,007	Eagle Materials Inc	169	15
Agriculture - 0.84%			Fortune Brands Home & Security Inc	7,976	521
Altria Group Inc	4,147	309	Martin Marietta Materials Inc	173	38
Philip Morris International Inc	16,307	1,915	Masco Corp	704	27
Reynolds American Inc	1,089	71	Vulcan Materials Co	373	47
		$2,295			$656
Airlines - 1.30%			Chemicals - 0.32%
Alaska Air Group Inc	15,851	1,423	Albemarle Corp	79	8
American Airlines Group Inc	39,935	2,010	Celanese Corp	281	27
Copa Holdings SA	39	4	Chemours Co/The	626	24
Southwest Airlines Co	2,168	135	EI du Pont de Nemours & Co	2,803	226
		$3,572	FMC Corp	415	30
Apparel - 0.08%			Huntsman Corp	416	11
Carter's Inc	159	14	International Flavors & Fragrances Inc	254	34
Hanesbrands Inc	1,134	26	LyondellBasell Industries NV	706	60
Michael Kors Holdings Ltd (a)	49	2	Monsanto Co	941	111
NIKE Inc	2,835	167	NewMarket Corp	27	13
Skechers U.S.A. Inc (a)	193	6	Platform Specialty Products Corp (a)	453	6
		$215	PPG Industries Inc	511	56
			Praxair Inc	874	116
Automobile Manufacturers - 0.66%
			RPM International Inc	401	22
Ferrari NV	6,570	565
Tesla Inc (a)	3,439	1,244	Sherwin-Williams Co/The	305	107
			Univar Inc (a)	417	12
		$1,809
			Versum Materials Inc	124	4
Automobile Parts & Equipment - 0.09%			Westlake Chemical Corp	79	5
Allison Transmission Holdings Inc	497	19
					$872
BorgWarner Inc	118	5
Delphi Automotive PLC	2,016	177	Commercial Services - 5.57%
			Aramark	356	15
Lear Corp	186	26
Visteon Corp (a)	122	12	Automatic Data Processing Inc	960	98
WABCO Holdings Inc (a)	172	22	Booz Allen Hamilton Holding Corp	522	17
			Bright Horizons Family Solutions Inc (a)	181	14
		$261
			CDK Global Inc	457	28
Banks - 1.64%			CoreLogic Inc/United States (a)	248	11
Bank of the Ozarks	164	8	Ecolab Inc	32,011	4,250
Capital One Financial Corp	291	24	Equifax Inc	376	52
Citizens Financial Group Inc	16,150	576	Euronet Worldwide Inc (a)	202	18
East West Bancorp Inc	57	3	FleetCor Technologies Inc (a)	19,695	2,840
First Republic Bank/CA	13,040	1,305	Gartner Inc (a)	283	35
Morgan Stanley	56,893	2,535
Signature Bank/New York NY (a)	100	15	Global Payments Inc	488	44
			H&R Block Inc	182	6
State Street Corp	154	14	IHS Markit Ltd (a)	714	32
SVB Financial Group (a)	126	22
Western Alliance Bancorp (a)	192	10	KAR Auction Services Inc	457	19
			Live Nation Entertainment Inc (a)	465	16
		$4,512	MarketAxess Holdings Inc	110	22
Beverages - 0.36%			Moody's Corp	357	43
Brown-Forman Corp - A Shares	161	8	Morningstar Inc	60	5
Brown-Forman Corp - B Shares	493	24	PayPal Holdings Inc (a)	137,954	7,404
Coca-Cola Co/The	6,168	277	Quanta Services Inc (a)	165	5
Constellation Brands Inc	588	114	Robert Half International Inc	428	21
Dr Pepper Snapple Group Inc	554	50	Rollins Inc	374	15
Monster Beverage Corp (a)	1,337	66
			S&P Global Inc	553	81
PepsiCo Inc	3,973	459	Sabre Corp	596	13
		$998	Service Corp International/US	627	21
Biotechnology - 2.66%			Square Inc (a)	739	17
Alexion Pharmaceuticals Inc (a)	11,951	1,454	Total System Services Inc	619	36
Alnylam Pharmaceuticals Inc (a)	3,285	262	TransUnion (a)	445	19
Amgen Inc	631	109	United Rentals Inc (a)	277	31
Biogen Inc (a)	5,453	1,480	Vantiv Inc (a)	557	35
BioMarin Pharmaceutical Inc (a)	520	47
			Western Union Co/The	1,647	31
Bioverativ Inc (a)	320	19

See accompanying notes.

Schedule of Investments
LargeCap Growth Account I
June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Commercial Services (continued)			Electronics (continued)
WEX Inc (a)	101	$11	FLIR Systems Inc	288	$10
		$15,305	Fortive Corp	64,989	4,117
Computers - 3.88%			Gentex Corp	665	13
Accenture PLC - Class A	1,330	165	Honeywell International Inc	1,540	205
Apple Inc	50,059	7,209	Mettler-Toledo International Inc (a)	81	48
Cognizant Technology Solutions Corp	1,254	83	National Instruments Corp	312	12
CSRA Inc	624	20	PerkinElmer Inc	108	7
Dell Technologies Inc Class V (a)	671	41	Sensata Technologies Holding NV (a)	283	12
DST Systems Inc	90	6	Trimble Inc (a)	674	24
DXC Technology Co	1,423	109	Waters Corp (a)	244	45
Fortinet Inc (a)	515	19			$8,736
Genpact Ltd	95,099	2,647	Entertainment - 0.01%
International Business Machines Corp	1,988	306	Madison Square Garden Co/The (a)	15	3
NCR Corp (a)	440	18	Regal Entertainment Group	176	3
NetApp Inc	785	31	Vail Resorts Inc	132	27
Western Digital Corp	89	8			$33
		$10,662	Environmental Control - 0.45%
Consumer Products - 0.10%			Clean Harbors Inc (a)	138	8
Avery Dennison Corp	283	25	Waste Connections Inc	18,000	1,160
Church & Dwight Co Inc	751	39	Waste Management Inc	784	57
Clorox Co/The	330	44			$1,225
Kimberly-Clark Corp	1,220	157	Food - 0.15%
Spectrum Brands Holdings Inc	78	10	Blue Buffalo Pet Products Inc (a)	279	6
		$275	Campbell Soup Co	361	19
Cosmetics & Personal Care - 1.35%			General Mills Inc	880	49
Colgate-Palmolive Co	290	21	Hershey Co/The	377	40
Estee Lauder Cos Inc/The	38,221	3,669	Kellogg Co	691	48
Procter & Gamble Co/The	278	24	Kroger Co/The	3,560	83
		$3,714	Lamb Weston Holdings Inc	106	5
Distribution & Wholesale - 0.04%			McCormick & Co Inc/MD	344	34
Fastenal Co	930	40	Pilgrim's Pride Corp (a)	166	4
HD Supply Holdings Inc (a)	650	20	Sprouts Farmers Market Inc (a)	412	9
LKQ Corp (a)	179	6	Sysco Corp	2,086	105
Pool Corp	141	17	Whole Foods Market Inc	143	6
WW Grainger Inc	159	29			$408
		$112	Forest Products & Paper - 0.03%
Diversified Financial Services - 5.57%			International Paper Co	1,373	78
Alliance Data Systems Corp	161	41
Ameriprise Financial Inc	419	53	Hand & Machine Tools - 0.02%
BGC Partners Inc	318	4	Lincoln Electric Holdings Inc	215	20
CBOE Holdings Inc	333	30	Snap-on Inc	40	6
Charles Schwab Corp/The	21,182	910	Stanley Black & Decker Inc	256	36
Credit Acceptance Corp (a)	33	9			$62
Eaton Vance Corp	345	16	Healthcare - Products - 8.61%
Federated Investors Inc	135	4	ABIOMED Inc (a)	132	19
Intercontinental Exchange Inc	27,043	1,783	Align Technology Inc (a)	254	38
Invesco Ltd	204	7	Baxter International Inc	252	15
Lazard Ltd	355	17	Becton Dickinson and Co	11,356	2,215
Legg Mason Inc	90	3	Boston Scientific Corp (a)	2,934	81
LPL Financial Holdings Inc	289	12	Bruker Corp	224	6
Mastercard Inc	3,166	385	Cooper Cos Inc/The	125	30
Raymond James Financial Inc	115	9	CR Bard Inc	238	75
SEI Investments Co	405	22	Danaher Corp	66,582	5,619
T Rowe Price Group Inc	127	9	Edwards Lifesciences Corp (a)	21,842	2,583
TD Ameritrade Holding Corp	23,229	999	Henry Schein Inc (a)	254	46
Visa Inc	117,212	10,992	Hill-Rom Holdings Inc	224	18
		$15,305	Hologic Inc (a)	541	25
Electric - 0.00%			IDEXX Laboratories Inc (a)	277	45
NRG Energy Inc	174	3	Intuitive Surgical Inc (a)	7,966	7,451
			Medtronic PLC	213	19
Electrical Components & Equipment - 0.02%			OPKO Health Inc (a)	107	1
AMETEK Inc	160	10	Patterson Cos Inc	73	3
Emerson Electric Co	194	12	QIAGEN NV (a)	289	10
Energizer Holdings Inc	195	9	ResMed Inc	444	35
Hubbell Inc	129	15	Stryker Corp	13,256	1,840
Universal Display Corp	142	15	Teleflex Inc	34	7
		$61	Thermo Fisher Scientific Inc	19,572	3,415
			Varian Medical Systems Inc (a)	304	31
Electronics - 3.18%
Agilent Technologies Inc	286	17	West Pharmaceutical Services Inc	244	23
Allegion PLC	332	27			$23,650
Amphenol Corp	55,567	4,102	Healthcare - Services - 3.72%
Coherent Inc (a)	86	19	Aetna Inc	4,988	757
Corning Inc	2,586	78	Anthem Inc	6,544	1,231

See accompanying notes.

     Schedule of Investments LargeCap Growth Account I June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Healthcare - Services (continued)			Leisure Products & Services (continued)
Centene Corp (a)	7,675	$613	Harley-Davidson Inc	402	$22
Cigna Corp	10,730	1,796			$37
HCA Healthcare Inc (a)	139	12	Lodging - 0.91%
Humana Inc	7,094	1,708	Choice Hotels International Inc	141	9
LifePoint Health Inc (a)	60	4	Extended Stay America Inc	413	8
Quintiles IMS Holdings Inc (a)	272	24	Hilton Grand Vacations Inc (a)	234	8
UnitedHealth Group Inc	21,795	4,042	Hilton Worldwide Holdings Inc	19,920	1,232
WellCare Health Plans Inc (a)	141	25	Las Vegas Sands Corp	775	50
		$10,212	Marriott International Inc/MD	2,044	205
Holding Companies - Diversified - 0.00%			MGM Resorts International	29,229	915
Leucadia National Corp	290	8	Wyndham Worldwide Corp	332	33
			Wynn Resorts Ltd	253	34
Home Builders - 0.03%					$2,494
DR Horton Inc	631	22	Machinery - Construction & Mining - 0.05%
NVR Inc (a)	11	26	BWX Technologies Inc	359	17
PulteGroup Inc	336	8	Caterpillar Inc	1,103	119
Thor Industries Inc	169	18			$136
Toll Brothers Inc	279	11	Machinery - Diversified - 2.69%
		$85	Cognex Corp	287	24
Home Furnishings - 0.01%			Cummins Inc	354	58
Leggett & Platt Inc	352	18	Deere & Co	682	84
Tempur Sealy International Inc (a)	77	4	Graco Inc	198	22
Whirlpool Corp	25	5	IDEX Corp	242	27
		$27	Middleby Corp/The (a)	188	23
Housewares - 0.02%			Nordson Corp	201	24
Scotts Miracle-Gro Co/The	153	14	Rockwell Automation Inc	582	94
Toro Co/The	367	25	Roper Technologies Inc	17,929	4,151
Tupperware Brands Corp	184	13	Wabtec Corp/DE	30,946	2,832
		$52	Welbilt Inc (a)	437	8
Insurance - 0.15%			Xylem Inc/NY	319	18
Allstate Corp/The	474	42	Zebra Technologies Corp (a)	181	18
American International Group Inc	524	33			$7,383
Aon PLC	831	110	Media - 0.41%
Arch Capital Group Ltd (a)	59	6	AMC Networks Inc (a)	202	11
Arthur J Gallagher & Co	382	22	Cable One Inc	17	12
Aspen Insurance Holdings Ltd	90	4	CBS Corp	765	49
Assurant Inc	50	5	Charter Communications Inc (a)	286	96
Erie Indemnity Co	58	7	Comcast Corp - Class A	15,753	613
Marsh & McLennan Cos Inc	1,102	86	DISH Network Corp (a)	531	33
Progressive Corp/The	2,061	91	FactSet Research Systems Inc	117	19
RenaissanceRe Holdings Ltd	18	2	Scripps Networks Interactive Inc	170	12
Voya Financial Inc	69	3	Sirius XM Holdings Inc	4,625	25
XL Group Ltd	277	12	Twenty-First Century Fox Inc - A Shares	113	3
		$423	Twenty-First Century Fox Inc - B Shares	164	5
Internet - 21.97%			Walt Disney Co/The	2,294	244
Alibaba Group Holding Ltd ADR(a)	33,246	4,684			$1,122
Alphabet Inc - A Shares (a)	8,176	7,601	Mining - 0.01%
Alphabet Inc - C Shares (a)	8,721	7,926	Freeport-McMoRan Inc (a)	897	11
Amazon.com Inc (a)	15,631	15,131	Southern Copper Corp	255	9
CDW Corp/DE	503	31			$20
Dropbox Inc (a),(b),(c)	1,434	12	Miscellaneous Manufacturers - 1.25%
Expedia Inc	374	56	3M Co	1,877	391
F5 Networks Inc (a)	213	27	AO Smith Corp	47,169	2,657
Facebook Inc (a)	76,623	11,569	AptarGroup Inc	74	6
Flipkart Online Services Pvt Ltd (a),(b),(c)	194	17	Donaldson Co Inc	448	20
GoDaddy Inc (a)	340	14	Dover Corp	90	7
IAC/InterActiveCorp (a)	237	24	General Electric Co	3,245	88
Liberty Expedia Holdings Inc (a)	86	5	Hexcel Corp	225	12
Match Group Inc (a)	377	7	Illinois Tool Works Inc	653	94
Netflix Inc (a)	5,750	859	Ingersoll-Rand PLC	735	67
Priceline Group Inc/The (a)	4,523	8,460	Parker-Hannifin Corp	532	85
Snap Inc (a)	19,384	344			$3,427
Snap Inc (a),(b)	4,923	87
			Oil & Gas - 0.05%
Tencent Holdings Ltd ADR	36,070	1,297	Antero Resources Corp (a)	384	8
TripAdvisor Inc (a)	56,596	2,162
			Apache Corp	80	4
VeriSign Inc (a)	303	28
			Cabot Oil & Gas Corp	1,019	26
		$60,341	Chesapeake Energy Corp (a)	432	2
Iron & Steel - 0.00%			Cimarex Energy Co	276	26
Steel Dynamics Inc	184	7	Continental Resources Inc/OK (a)	143	5
			Devon Energy Corp	172	5
Leisure Products & Services - 0.01%			Diamondback Energy Inc (a)	85	8
Brunswick Corp/DE	250	15	EOG Resources Inc	160	14
			Laredo Petroleum Inc (a)	585	6

See accompanying notes.

Schedule of Investments
LargeCap Growth Account I
June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Oil & Gas (continued)			Retail (continued)
Newfield Exploration Co (a)	627	$18	Coach Inc	191	$9
Parsley Energy Inc (a)	501	14	Copart Inc (a)	699	22
Rice Energy Inc (a)	278	7	Costco Wholesale Corp	22,549	3,607
RSP Permian Inc (a)	244	8	Darden Restaurants Inc	404	37
		$151	Dick's Sporting Goods Inc	230	9
Oil & Gas Services - 0.03%			Dollar General Corp	26,513	1,912
Halliburton Co	1,743	74	Dollar Tree Inc (a)	680	48
RPC Inc	248	5	Domino's Pizza Inc	157	33
		$79	Dunkin' Brands Group Inc	317	17
			Floor & Decor Holdings Inc (a)	30	1
Packaging & Containers - 0.05%
Berry Global Group Inc (a)	433	25	Foot Locker Inc	65	3
Crown Holdings Inc (a)	324	19	Gap Inc/The	124	3
Graphic Packaging Holding Co	849	12	Genuine Parts Co	181	17
Owens-Illinois Inc (a)	488	11	Home Depot Inc/The	15,405	2,363
Packaging Corp of America	304	34	Kate Spade & Co (a)	453	8
			Liberty Interactive Corp QVC Group (a)	776	19
Sealed Air Corp	353	16
Silgan Holdings Inc	295	9	Lowe's Cos Inc	1,840	143
		$126	McDonald's Corp	3,174	486
			Michaels Cos Inc/The (a)	311	6
Pharmaceuticals - 3.17%
AbbVie Inc	4,747	344	MSC Industrial Direct Co Inc	91	8
ACADIA Pharmaceuticals Inc (a)	285	8	Nordstrom Inc	373	18
Agios Pharmaceuticals Inc (a)	113	6	Nu Skin Enterprises Inc	53	3
Alkermes PLC (a)	450	26	O'Reilly Automotive Inc (a)	3,232	707
			Panera Bread Co (a)	72	23
AmerisourceBergen Corp	510	48
Bristol-Myers Squibb Co	2,524	141	Restaurant Brands International Inc	2,336	146
DexCom Inc (a)	25,129	1,838	Ross Stores Inc	12,575	726
			Sally Beauty Holdings Inc (a)	166	3
Eli Lilly & Co	2,988	246
Express Scripts Holding Co (a)	225	14	Starbucks Corp	68,225	3,977
Herbalife Ltd (a)	210	15	TJX Cos Inc/The	38,429	2,774
Johnson & Johnson	1,281	170	Tractor Supply Co	389	21
			Ulta Beauty Inc (a)	186	53
McKesson Corp	105	17
Merck & Co Inc	20,326	1,303	Walgreens Boots Alliance Inc	1,146	90
Neurocrine Biosciences Inc (a)	258	12	Wendy's Co/The	712	11
Premier Inc (a)	116	4	Williams-Sonoma Inc	85	4
TESARO Inc (a)	109	15	Yum China Holdings Inc (a)	1,011	40
VCA Inc (a)	260	24	Yum! Brands Inc	7,309	539
Zoetis Inc	71,778	4,478			$18,011
		$8,709	Semiconductors - 2.98%
Pipelines - 0.02%			Analog Devices Inc	775	60
ONEOK Inc	661	34	Applied Materials Inc	5,059	209
Williams Cos Inc/The	358	11	ASML Holding NV - NY Reg Shares	3,390	442
		$45	Broadcom Ltd	856	200
			Cypress Semiconductor Corp	239	3
Real Estate - 0.01%			IPG Photonics Corp (a)	133	19
CBRE Group Inc (a)	431	16
			KLA-Tencor Corp	508	47
			Lam Research Corp	1,014	143
REITS - 1.95%
American Tower Corp	1,567	207	Maxim Integrated Products Inc	912	41
			Microchip Technology Inc	676	52
Boston Properties Inc	79	10	Micron Technology Inc (a)	1,698	51
CoreSite Realty Corp	112	12	Microsemi Corp (a)	347	16
Crown Castle International Corp	8,253	827
			NVIDIA Corp	2,960	428
CubeSmart	450	11	NXP Semiconductors NV (a)	47,314	5,178
Digital Realty Trust Inc	346	39	ON Semiconductor Corp (a)	1,411	20
Douglas Emmett Inc	405	15	Qorvo Inc (a)	225	14
Equinix Inc	253	109
Equity LifeStyle Properties Inc	262	23	Skyworks Solutions Inc	585	56
Extra Space Storage Inc	332	26	Teradyne Inc	668	20
Federal Realty Investment Trust	89	11	Texas Instruments Inc	2,141	165
Gaming and Leisure Properties Inc	252	9	Xilinx Inc	16,059	1,033
Hudson Pacific Properties Inc	80	3			$8,197
Iron Mountain Inc	687	24	Shipbuilding - 0.01%
Lamar Advertising Co	235	17	Huntington Ingalls Industries Inc	131	24
Outfront Media Inc	146	3
Public Storage	317	66	Software - 10.70%
SBA Communications Corp (a)	28,496	3,844	Activision Blizzard Inc	2,930	169
			Adobe Systems Inc (a)	34,736	4,913
Simon Property Group Inc	604	98
			ANSYS Inc (a)	19,927	2,424
Tanger Factory Outlet Centers Inc	114	3
			Atlassian Corp PLC (a)	264	9
Taubman Centers Inc	122	7
			Autodesk Inc (a)	365	37
		$5,364	Black Knight Financial Services Inc (a)	168	7
Retail - 6.56%
AutoZone Inc (a)	74	42	Broadridge Financial Solutions Inc	396	30
			Cadence Design Systems Inc (a)	969	33
Burlington Stores Inc (a)	148	14
			Cerner Corp (a)	618	41
CarMax Inc (a)	568	36
			Citrix Systems Inc (a)	511	41
Chipotle Mexican Grill Inc (a)	80	33
			Dun & Bradstreet Corp/The	66	7

See accompanying notes.

Schedule of Investments
LargeCap Growth Account I
June 30, 2017 (unaudited)

COMMON STOCKS (continued)		Shares Held	Value (000's)	CONVERTIBLE PREFERRED STOCKS
Software (continued)				(continued)	Shares Held	Value (000's)
Electronic Arts Inc (a)		8,353	$884	Internet (continued)
Fidelity National Information Services Inc		402	34	Uber Technologies Inc 0.00% (a),(b),(c)	5,740	$245
First Data Corp (a)		1,317	24			$913
Fiserv Inc (a)		455	56	TOTAL CONVERTIBLE PREFERRED STOCKS		$913
Guidewire Software Inc (a)		105	7	PREFERRED STOCKS - 0.14%	Shares Held	Value (000's)
Intuit Inc		36,734	4,879	Internet - 0.09%
Jack Henry & Associates Inc		262	27	Flipkart Online Services Pvt Ltd Series G	985	118
Manhattan Associates Inc (a)		264	13	0.00% (a),(b),(c)
Microsoft Corp		93,676	6,457	Uber Technologies Inc 0.00% (a),(b),(c)	3,311	142
MSCI Inc		264	27			$260
Oracle Corp		1,514	76	Software - 0.05%
Paychex Inc		1,011	58	Magic Leap Inc 0.00% (a),(b),(c)	5,653	130
PTC Inc (a)		359	20
Red Hat Inc (a)		16,498	1,579
salesforce.com Inc (a)		66,264	5,739	TOTAL PREFERRED STOCKS		$390
ServiceNow Inc (a)		14,701	1,558	Total Investments		$273,876
				Other Assets and Liabilities - 0.30%		$837
SS&C Technologies Holdings Inc		577	22
Synopsys Inc (a)		100	7	TOTAL NET ASSETS - 100.00%		$274,713
Take-Two Interactive Software Inc (a)		357	26
Tyler Technologies Inc (a)		117	21
Veeva Systems Inc (a)		360	22	(a) Non-Income Producing Security
VMware Inc (a)		265	23	(b)		Restricted Security. Please see Restricted Security Sub-Schedule for more
Workday Inc (a)		1,265	122	information.
				(c)		Fair value of these investments is determined in good faith by the Manager
			$29,392	under procedures established and periodically reviewed by the Board of
Telecommunications - 0.60%				Directors. Certain inputs used in the valuation may be unobservable;
Arista Networks Inc (a)		183	27
				however, each security is evaluated individually for purposes of ASC 820
CommScope Holding Co Inc (a)		333	13
				which results in not all securities being identified as Level 3 of the fair
LogMeIn Inc		130	13	value hierarchy. At the end of the period, the fair value of these securities
Motorola Solutions Inc		76	7	totaled $1,332 or 0.48% of net assets.
T-Mobile US Inc (a)		21,272	1,290
Verizon Communications Inc		6,086	272
Zayo Group Holdings Inc (a)		550	17
			$1,639	Portfolio Summary (unaudited)
Textiles - 0.00%				Sector		Percent
Mohawk Industries Inc (a)		21	5	Consumer, Non-cyclical		26.55%
				Communications		23.44%
Toys, Games & Hobbies - 0.01%				Technology		17.59%
Hasbro Inc		279	31	Industrial		10.07%
				Consumer, Cyclical		9.73%
Transportation - 0.29%				Financial		9.32%
CH Robinson Worldwide Inc		444	30	Investment Companies		2.54%
CSX Corp		2,864	156	Basic Materials		0.36%
Expeditors International of Washington Inc		426	24	Energy		0.10%
FedEx Corp		531	115	Utilities		0.00%
Landstar System Inc		166	14	Diversified		0.00%
Old Dominion Freight Line Inc		145	14	Other Assets and Liabilities		0.30%
Union Pacific Corp		2,449	267	TOTAL NET ASSETS		100.00%
United Parcel Service Inc		1,480	164
XPO Logistics Inc (a)		273	18
			$802
TOTAL COMMON STOCKS			$265,588
INVESTMENT COMPANIES - 2.54%		Shares Held	Value (000's)
Money Market Funds - 2.54%
BlackRock Liquidity Funds FedFund Portfolio		4,424,707	4,425
Cash Account Trust - Government & Agency		95,247	95
Portfolio - Government Cash Managed
First American Government Obligations Fund		2,464,690	2,465
			$6,985
TOTAL INVESTMENT COMPANIES			$6,985
CONVERTIBLE PREFERRED STOCKS -
0.34%		Shares Held	Value (000's)
Internet - 0.34%
Airbnb Inc - Series D	0.00% (a),(b),(c)	3,936	$413
Airbnb Inc - Series E	0.00% (a),(b),(c)	1,119	118
Dropbox Inc 0.00% (a),(b),(c)		8,228	101
Flipkart Online Services Pvt Ltd Series A		68	6
0.00% (a),(b),(c)
Flipkart Online Services Pvt Ltd Series C		117	10
0.00% (a),(b),(c)
Flipkart Online Services Pvt Ltd Series E		220	20
0.00% (a),(b),(c)

See accompanying notes.

Schedule of Investments
LargeCap Growth Account I
June 30, 2017 (unaudited)

Futures Contracts

							Unrealized
Type	Long/Short	Contracts	Notional Value		Fair Value	Appreciation/(Depreciation)
S&P 500 Emini; September 2017	Long	62	$7,539		$7,505		$(34)
Total							$(34)

Amounts in thousands except contracts

Restricted Securities

Security Name	Trade Date		Cost		Value		Percent of Net Assets
Airbnb Inc - Series D	04/16/2014			$160		$413	0.15%
Airbnb Inc - Series E	07/14/2015			104		118	0.04%
Dropbox Inc	11/07/2014			27		12	0.00%
Dropbox Inc	01/30/2014			157		101	0.04%
Flipkart Online Services Pvt Ltd	03/19/2015			22		17	0.01%
Flipkart Online Services Pvt Ltd Series A	03/19/2015			8		6	0.00%
Flipkart Online Services Pvt Ltd Series C	03/19/2015			14		10	0.00%
Flipkart Online Services Pvt Ltd Series E	03/19/2015			25		20	0.01%
Flipkart Online Services Pvt Ltd Series G	12/17/2014			118		118	0.04%
Magic Leap Inc	01/20/2016			130		130	0.05%
Snap Inc	05/06/2016			76		87	0.03%
Uber Technologies Inc	12/05/2014			191		245	0.09%
Uber Technologies Inc	12/03/2015			162		142	0.05%

Total							0.51%
Amounts in thousands

See accompanying notes.

     Schedule of Investments LargeCap S&P 500 Index Account June 30, 2017 (unaudited)

COMMON STOCKS - 98.06%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Advertising - 0.14%			Beverages - 2.04%
Interpublic Group of Cos Inc/The	45,653	$1,123	Brown-Forman Corp - B Shares	20,438	$993
Omnicom Group Inc	26,892	2,229	Coca-Cola Co/The	444,312	19,927
		$3,352	Constellation Brands Inc	19,810	3,838
Aerospace & Defense - 2.29%			Dr Pepper Snapple Group Inc	21,239	1,935
Arconic Inc	50,929	1,154	Molson Coors Brewing Co	21,336	1,842
			Monster Beverage Corp (a)	46,582	2,314
Boeing Co/The	64,859	12,826
General Dynamics Corp	32,767	6,491	PepsiCo Inc	165,058	19,063
Harris Corp	14,086	1,536			$49,912
L3 Technologies Inc	8,998	1,503	Biotechnology - 2.47%
Lockheed Martin Corp	28,762	7,985	Alexion Pharmaceuticals Inc (a)	25,946	3,157
Northrop Grumman Corp	20,171	5,178	Amgen Inc	85,029	14,644
Raytheon Co	33,632	5,431	Biogen Inc (a)	24,682	6,698
Rockwell Collins Inc	18,762	1,972	Celgene Corp (a)	90,221	11,717
TransDigm Group Inc	5,650	1,519	Gilead Sciences Inc	150,988	10,687
United Technologies Corp	86,098	10,513	Illumina Inc (a)	16,869	2,927
		$56,108	Incyte Corp (a)	19,638	2,473
			Regeneron Pharmaceuticals Inc (a)	8,804	4,324
Agriculture - 1.91%
			Vertex Pharmaceuticals Inc (a)	28,779	3,709
Altria Group Inc	223,195	16,621
Archer-Daniels-Midland Co	65,938	2,728			$60,336
Philip Morris International Inc	179,460	21,078	Building Materials - 0.44%
Reynolds American Inc	95,614	6,219	Fortune Brands Home & Security Inc	17,776	1,160
		$46,646	Johnson Controls International plc	108,395	4,700
Airlines - 0.63%			Martin Marietta Materials Inc	7,236	1,611
Alaska Air Group Inc	14,282	1,282	Masco Corp	36,968	1,412
American Airlines Group Inc	56,917	2,864	Vulcan Materials Co	15,270	1,934
Delta Air Lines Inc	85,047	4,570			$10,817
Southwest Airlines Co	69,866	4,342	Chemicals - 1.91%
United Continental Holdings Inc (a)	32,559	2,450	Air Products & Chemicals Inc	25,157	3,599
		$15,508	Albemarle Corp	12,797	1,351
Apparel - 0.58%			CF Industries Holdings Inc	26,937	753
Hanesbrands Inc	42,076	975	Dow Chemical Co/The	129,870	8,191
Michael Kors Holdings Ltd (a)	18,006	653	Eastman Chemical Co	16,849	1,415
NIKE Inc	153,125	9,034	EI du Pont de Nemours & Co	100,182	8,086
Ralph Lauren Corp	6,368	470	FMC Corp	15,483	1,131
Under Armour Inc - Class A (a)	21,338	464	International Flavors & Fragrances Inc	9,124	1,232
Under Armour Inc - Class C (a)	21,300	429	LyondellBasell Industries NV	38,165	3,221
VF Corp	37,017	2,132	Monsanto Co	50,702	6,001
		$14,157	Mosaic Co/The	40,558	926
Automobile Manufacturers - 0.54%			PPG Industries Inc	29,602	3,255
Ford Motor Co	451,919	5,057	Praxair Inc	33,030	4,378
General Motors Co	158,674	5,542	Sherwin-Williams Co/The	9,361	3,285
PACCAR Inc	40,589	2,681			$46,824
		$13,280	Commercial Services - 1.59%
Automobile Parts & Equipment - 0.19%			Automatic Data Processing Inc	51,696	5,297
BorgWarner Inc	23,050	977	Cintas Corp	9,979	1,258
Delphi Automotive PLC	30,953	2,713	Ecolab Inc	30,162	4,004
Goodyear Tire & Rubber Co/The	29,094	1,017	Equifax Inc	13,890	1,909
			Gartner Inc (a)	10,449	1,290
		$4,707
			Global Payments Inc	17,619	1,591
Banks - 7.72%
			H&R Block Inc	23,937	740
Bank of America Corp	1,149,910	27,897	IHS Markit Ltd (a)	36,670	1,615
Bank of New York Mellon Corp/The	120,154	6,130
			Moody's Corp	19,230	2,340
BB&T Corp	93,751	4,257
			Nielsen Holdings PLC	38,808	1,500
Capital One Financial Corp	55,805	4,611	PayPal Holdings Inc (a)	129,085	6,928
Citigroup Inc	318,130	21,277	Quanta Services Inc (a)	17,113	563
Citizens Financial Group Inc	58,529	2,088
			Robert Half International Inc	14,695	704
Comerica Inc	20,444	1,497
			S&P Global Inc	29,787	4,349
Fifth Third Bancorp	86,691	2,250
			Total System Services Inc	19,137	1,115
Goldman Sachs Group Inc/The	42,299	9,386	United Rentals Inc (a)	9,765	1,101
Huntington Bancshares Inc/OH	125,613	1,698	Verisk Analytics Inc (a)	17,767	1,499
JPMorgan Chase & Co	410,515	37,521
			Western Union Co/The	54,451	1,037
KeyCorp	126,651	2,373
M&T Bank Corp	17,778	2,879			$38,840
Morgan Stanley	164,577	7,334	Computers - 5.34%
Northern Trust Corp	24,936	2,424	Accenture PLC - Class A	71,648	8,861
PNC Financial Services Group Inc/The	55,913	6,982	Apple Inc	602,442	86,764
Regions Financial Corp	138,894	2,033	Cognizant Technology Solutions Corp	68,056	4,519
State Street Corp	40,864	3,667	CSRA Inc	16,788	533
SunTrust Banks Inc	55,864	3,169	DXC Technology Co	32,718	2,510
US Bancorp	183,045	9,504	Hewlett Packard Enterprise Co	192,364	3,191
Wells Fargo & Co	519,681	28,796	HP Inc	194,504	3,400
Zions Bancorporation	23,413	1,028	International Business Machines Corp	98,785	15,196
		$188,801	NetApp Inc	31,307	1,254
			Seagate Technology PLC	34,317	1,330

See accompanying notes.

     Schedule of Investments LargeCap S&P 500 Index Account June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Computers (continued)			Electronics - 1.29%
Western Digital Corp	33,652	$2,982	Agilent Technologies Inc	37,240	$2,209
		$130,540	Allegion PLC	11,008	893
Consumer Products - 0.40%			Amphenol Corp	35,312	2,607
Avery Dennison Corp	10,232	904	Corning Inc	106,329	3,195
Church & Dwight Co Inc	28,800	1,494	FLIR Systems Inc	15,767	546
Clorox Co/The	14,882	1,983	Fortive Corp	34,840	2,207
Kimberly-Clark Corp	41,010	5,295	Garmin Ltd	13,256	676
		$9,676	Honeywell International Inc	88,085	11,741
			Mettler-Toledo International Inc (a)	2,983	1,756
Cosmetics & Personal Care - 1.51%
Colgate-Palmolive Co	102,061	7,566	PerkinElmer Inc	12,714	866
Coty Inc	54,423	1,021	TE Connectivity Ltd	41,022	3,228
Estee Lauder Cos Inc/The	25,867	2,482	Waters Corp (a)	9,248	1,700
Procter & Gamble Co/The (b)	295,524	25,755			$31,624
		$36,824	Engineering & Construction - 0.06%
Distribution & Wholesale - 0.15%			Fluor Corp	16,151	739
Fastenal Co	33,423	1,455	Jacobs Engineering Group Inc	13,914	757
LKQ Corp (a)	35,621	1,173			$1,496
WW Grainger Inc	6,208	1,121	Environmental Control - 0.24%
		$3,749	Republic Services Inc	26,563	1,693
			Stericycle Inc (a)	9,852	752
Diversified Financial Services - 3.38%
Affiliated Managers Group Inc	6,540	1,085	Waste Management Inc	46,964	3,445
Alliance Data Systems Corp	6,433	1,651			$5,890
American Express Co	86,749	7,308	Food - 1.50%
Ameriprise Financial Inc	17,615	2,242	Campbell Soup Co	22,157	1,155
BlackRock Inc	14,009	5,918	Conagra Brands Inc	46,707	1,670
CBOE Holdings Inc	10,615	970	General Mills Inc	66,570	3,688
Charles Schwab Corp/The	140,596	6,040	Hershey Co/The	16,175	1,737
CME Group Inc	39,261	4,917	Hormel Foods Corp	31,168	1,063
Discover Financial Services	43,929	2,732	JM Smucker Co/The	13,452	1,592
E*TRADE Financial Corp (a)	31,738	1,207	Kellogg Co	29,140	2,024
Franklin Resources Inc	39,563	1,772	Kraft Heinz Co/The	68,939	5,904
Intercontinental Exchange Inc	68,411	4,510	Kroger Co/The	105,448	2,459
Invesco Ltd	47,011	1,654	McCormick & Co Inc/MD	13,083	1,276
Mastercard Inc	108,381	13,163	Mondelez International Inc	175,316	7,572
Nasdaq Inc	13,169	941	Sysco Corp	56,893	2,863
Navient Corp	32,924	548	Tyson Foods Inc	33,299	2,086
Raymond James Financial Inc	14,810	1,188	Whole Foods Market Inc	36,924	1,555
Synchrony Financial	88,999	2,654			$36,644
T Rowe Price Group Inc	27,877	2,069	Forest Products & Paper - 0.11%
Visa Inc	213,328	20,006	International Paper Co	47,708	2,701
		$82,575
Electric - 2.86%			Gas - 0.17%
AES Corp/VA	76,277	847	NiSource Inc	37,373	948
Alliant Energy Corp	26,324	1,057	Sempra Energy	28,982	3,268
Ameren Corp	28,035	1,533			$4,216
American Electric Power Co Inc	56,815	3,947	Hand & Machine Tools - 0.14%
CenterPoint Energy Inc	49,796	1,363	Snap-on Inc	6,695	1,058
CMS Energy Corp	32,405	1,499	Stanley Black & Decker Inc	17,675	2,487
Consolidated Edison Inc	35,285	2,852			$3,545
Dominion Energy Inc	72,677	5,569	Healthcare - Products - 3.22%
DTE Energy Co	20,727	2,193	Abbott Laboratories	200,505	9,746
Duke Energy Corp	80,869	6,760	Align Technology Inc (a)	8,725	1,310
Edison International	37,646	2,944	Baxter International Inc	56,359	3,412
Entergy Corp	20,736	1,592	Becton Dickinson and Co	26,269	5,125
Eversource Energy	36,615	2,223	Boston Scientific Corp (a)	158,230	4,386
Exelon Corp	107,007	3,860	Cooper Cos Inc/The	5,645	1,351
FirstEnergy Corp	51,272	1,495	CR Bard Inc	8,367	2,645
NextEra Energy Inc	54,094	7,580	Danaher Corp	70,578	5,956
NRG Energy Inc	36,522	629	DENTSPLY SIRONA Inc	26,486	1,717
PG&E Corp	58,999	3,916	Edwards Lifesciences Corp (a)	24,242	2,866
Pinnacle West Capital Corp	12,890	1,098	Henry Schein Inc (a)	9,166	1,678
PPL Corp	78,938	3,052	Hologic Inc (a)	32,354	1,468
Public Service Enterprise Group Inc	58,452	2,514	IDEXX Laboratories Inc (a)	10,182	1,644
SCANA Corp	16,513	1,106	Intuitive Surgical Inc (a)	4,256	3,981
Southern Co/The	114,922	5,502	Medtronic PLC	158,170	14,038
WEC Energy Group Inc	36,464	2,238	Patterson Cos Inc	9,427	443
Xcel Energy Inc	58,670	2,692	Stryker Corp	35,845	4,975
		$70,061	Thermo Fisher Scientific Inc	45,204	7,887
Electrical Components & Equipment - 0.29%			Varian Medical Systems Inc (a)	10,621	1,096
Acuity Brands Inc	5,095	1,036	Zimmer Biomet Holdings Inc	23,250	2,985
AMETEK Inc	26,588	1,610			$78,709
Emerson Electric Co	74,467	4,440	Healthcare - Services - 2.15%
		$7,086	Aetna Inc	38,326	5,819

See accompanying notes.

     Schedule of Investments LargeCap S&P 500 Index Account June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Healthcare - Services (continued)			Lodging - 0.31%
Anthem Inc	30,618	$5,760	Hilton Worldwide Holdings Inc	23,675	$1,464
Centene Corp (a)	19,906	1,590	Marriott International Inc/MD	35,899	3,601
Cigna Corp	29,581	4,952	Wyndham Worldwide Corp	12,057	1,211
DaVita Inc (a)	17,988	1,165	Wynn Resorts Ltd	9,225	1,237
Envision Healthcare Corp (a)	13,572	851			$7,513
HCA Healthcare Inc (a)	33,067	2,884	Machinery - Construction & Mining - 0.30%
Humana Inc	16,675	4,012	Caterpillar Inc	68,075	7,315
Laboratory Corp of America Holdings (a)	11,820	1,822
Quest Diagnostics Inc	15,809	1,757	Machinery - Diversified - 0.58%
UnitedHealth Group Inc	111,348	20,646	Cummins Inc	17,856	2,897
Universal Health Services Inc	10,330	1,261	Deere & Co	34,002	4,202
		$52,519	Flowserve Corp	15,092	701
Holding Companies - Diversified - 0.04%			Rockwell Automation Inc	14,886	2,411
Leucadia National Corp	37,418	979	Roper Technologies Inc	11,789	2,729
			Xylem Inc/NY	20,765	1,151
Home Builders - 0.14%					$14,091
DR Horton Inc	39,491	1,365	Media - 2.86%
Lennar Corp - A Shares	23,477	1,252	CBS Corp	42,562	2,715
PulteGroup Inc	32,809	805	Charter Communications Inc (a)	24,921	8,395
		$3,422	Comcast Corp - Class A	546,850	21,283
Home Furnishings - 0.10%			Discovery Communications Inc - A Shares (a)	17,767	459
Leggett & Platt Inc	15,287	803	Discovery Communications Inc - C Shares (a)	24,361	614
Whirlpool Corp	8,546	1,638	DISH Network Corp (a)	26,283	1,649
		$2,441	News Corp - A Shares	44,159	605
Housewares - 0.12%			News Corp - B Shares	13,839	196
Newell Brands Inc	55,820	2,993	Scripps Networks Interactive Inc	11,081	757
			Time Warner Inc	89,610	8,998
Insurance - 4.17%			Twenty-First Century Fox Inc - A Shares	121,593	3,446
Aflac Inc	45,854	3,562	Twenty-First Century Fox Inc - B Shares	56,282	1,568
Allstate Corp/The	42,118	3,725	Viacom Inc - B Shares	40,707	1,366
American International Group Inc	101,621	6,353	Walt Disney Co/The	168,091	17,860
Aon PLC	30,281	4,026			$69,911
Arthur J Gallagher & Co	20,737	1,187	Mining - 0.16%
Assurant Inc	6,330	656	Freeport-McMoRan Inc (a)	153,800	1,847
Berkshire Hathaway Inc - Class B (a)	219,479	37,173	Newmont Mining Corp	61,613	1,996
Chubb Ltd	53,951	7,844			$3,843
Cincinnati Financial Corp	17,316	1,255	Miscellaneous Manufacturers - 2.46%
Everest Re Group Ltd	4,745	1,208	3M Co	69,050	14,376
Hartford Financial Services Group Inc/The	42,447	2,232	Dover Corp	17,987	1,443
Lincoln National Corp	25,914	1,751	Eaton Corp PLC	51,684	4,023
Loews Corp	31,901	1,493	General Electric Co	1,006,264	27,179
Marsh & McLennan Cos Inc	59,545	4,642	Illinois Tool Works Inc	35,924	5,146
MetLife Inc	124,842	6,859	Ingersoll-Rand PLC	29,582	2,703
Progressive Corp/The	67,121	2,959	Parker-Hannifin Corp	15,388	2,459
Prudential Financial Inc	49,569	5,360	Pentair PLC	19,373	1,289
Torchmark Corp	12,570	962	Textron Inc	30,930	1,457
Travelers Cos Inc/The	32,285	4,085			$60,075
Unum Group	26,369	1,230	Office & Business Equipment - 0.03%
Willis Towers Watson PLC	14,683	2,136	Xerox Corp	24,667	709
XL Group Ltd	30,208	1,323
		$102,021	Oil & Gas - 4.72%
Internet - 7.26%			Anadarko Petroleum Corp	64,745	2,936
Alphabet Inc - A Shares (a)	34,390	31,972	Apache Corp	43,950	2,106
Alphabet Inc - C Shares (a)	34,478	31,331	Cabot Oil & Gas Corp	53,789	1,349
Amazon.com Inc (a)	45,839	44,372	Chesapeake Energy Corp (a)	88,136	438
eBay Inc (a)	116,306	4,061	Chevron Corp	218,910	22,839
Expedia Inc	14,046	2,092	Cimarex Energy Co	10,989	1,033
F5 Networks Inc (a)	7,476	950	Concho Resources Inc (a)	17,119	2,080
Facebook Inc (a)	273,122	41,236	ConocoPhillips	142,943	6,284
Netflix Inc (a)	49,801	7,441	Devon Energy Corp	60,742	1,942
Priceline Group Inc/The (a)	5,681	10,627	EOG Resources Inc	66,701	6,038
Symantec Corp	70,280	1,985	EQT Corp	20,026	1,173
TripAdvisor Inc (a)	12,760	488	Exxon Mobil Corp	489,602	39,526
VeriSign Inc (a)	10,200	948	Helmerich & Payne Inc	12,544	682
		$177,503	Hess Corp	31,224	1,370
Iron & Steel - 0.09%			Marathon Oil Corp	98,213	1,164
Nucor Corp	36,865	2,133	Marathon Petroleum Corp	59,938	3,137
			Murphy Oil Corp	18,740	480
Leisure Products & Services - 0.26%			Newfield Exploration Co (a)	23,016	655
Carnival Corp	48,363	3,171	Noble Energy Inc	52,595	1,488
Harley-Davidson Inc	20,225	1,093	Occidental Petroleum Corp	88,345	5,289
Royal Caribbean Cruises Ltd	19,383	2,117	Phillips 66	50,688	4,191
		$6,381	Pioneer Natural Resources Co	19,653	3,136

See accompanying notes.

     Schedule of Investments LargeCap S&P 500 Index Account June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Oil & Gas (continued)			REITS (continued)
Range Resources Corp	21,742	$504	Weyerhaeuser Co	86,809	$2,908
Tesoro Corp	17,462	1,634			$68,919
Transocean Ltd (a)	45,184	372	Retail - 5.54%
Valero Energy Corp	51,676	3,486	Advance Auto Parts Inc	8,532	995
		$115,332	AutoNation Inc (a)	7,605	321
Oil & Gas Services - 0.84%			AutoZone Inc (a)	3,253	1,856
Baker Hughes Inc	49,163	2,680	Bed Bath & Beyond Inc	16,772	510
Halliburton Co	100,279	4,283	Best Buy Co Inc	30,656	1,757
National Oilwell Varco Inc	43,912	1,446	CarMax Inc (a)	21,400	1,349
Schlumberger Ltd	160,549	10,571	Chipotle Mexican Grill Inc (a)	3,311	1,378
TechnipFMC PLC (a)	53,913	1,466	Coach Inc	32,483	1,538
		$20,446	Costco Wholesale Corp	50,678	8,105
Packaging & Containers - 0.18%			CVS Health Corp	117,718	9,471
Ball Corp	40,454	1,707	Darden Restaurants Inc	14,366	1,299
Sealed Air Corp	22,625	1,013	Dollar General Corp	29,150	2,101
WestRock Co	29,013	1,644	Dollar Tree Inc (a)	27,348	1,912
		$4,364	Foot Locker Inc	15,163	747
Pharmaceuticals - 6.04%			Gap Inc/The	25,434	559
AbbVie Inc	183,897	13,334	Genuine Parts Co	17,030	1,580
Allergan PLC	38,808	9,434	Home Depot Inc/The	138,142	21,191
AmerisourceBergen Corp	19,175	1,813	Kohl's Corp	19,698	762
Bristol-Myers Squibb Co	190,355	10,607	L Brands Inc	27,840	1,500
Cardinal Health Inc	36,499	2,844	Lowe's Cos Inc	99,146	7,687
Eli Lilly & Co	112,193	9,233	Macy's Inc	35,184	818
Express Scripts Holding Co (a)	68,580	4,378	McDonald's Corp	94,178	14,424
Johnson & Johnson	311,263	41,177	Nordstrom Inc	12,855	615
Mallinckrodt PLC (a)	11,479	514	O'Reilly Automotive Inc (a)	10,515	2,300
McKesson Corp	24,369	4,010	PVH Corp	9,013	1,032
Merck & Co Inc	316,039	20,255	Ross Stores Inc	45,294	2,615
Mylan NV (a)	53,260	2,068	Signet Jewelers Ltd	7,903	500
Perrigo Co PLC	16,566	1,251	Staples Inc	75,471	760
Pfizer Inc (b)	689,565	23,162	Starbucks Corp	167,323	9,757
Zoetis Inc	56,710	3,538	Target Corp	63,748	3,333
		$147,618	Tiffany & Co	12,386	1,163
Pipelines - 0.38%			TJX Cos Inc/The	74,328	5,364
Kinder Morgan Inc/DE	221,838	4,250	Tractor Supply Co	14,855	805
			Ulta Beauty Inc (a)	6,737	1,936
ONEOK Inc	43,840	2,287
Williams Cos Inc/The	95,473	2,891	Walgreens Boots Alliance Inc	98,671	7,727
		$9,428	Wal-Mart Stores Inc	170,674	12,917
			Yum! Brands Inc	38,225	2,819
Real Estate - 0.05%
CBRE Group Inc (a)	34,745	1,265			$135,503
			Savings & Loans - 0.03%
REITS - 2.82%			People's United Financial Inc	39,788	703
Alexandria Real Estate Equities Inc	10,523	1,268
American Tower Corp	49,108	6,498	Semiconductors - 3.34%
			Advanced Micro Devices Inc (a)	89,538	1,117
Apartment Investment & Management Co	18,143	779
AvalonBay Communities Inc	15,920	3,059	Analog Devices Inc	42,406	3,299
Boston Properties Inc	17,777	2,187	Applied Materials Inc	124,170	5,129
Crown Castle International Corp	42,302	4,238	Broadcom Ltd	46,376	10,808
Digital Realty Trust Inc	18,461	2,085	Intel Corp	544,110	18,358
Equinix Inc	9,002	3,863	KLA-Tencor Corp	18,113	1,658
Equity Residential	42,423	2,793	Lam Research Corp	18,639	2,636
Essex Property Trust Inc	7,579	1,950	Microchip Technology Inc	26,506	2,046
			Micron Technology Inc (a)	120,160	3,588
Extra Space Storage Inc	14,548	1,135
Federal Realty Investment Trust	8,346	1,055	NVIDIA Corp	68,750	9,939
			Qorvo Inc (a)	14,685	930
GGP Inc	67,308	1,586
HCP Inc	54,142	1,730	QUALCOMM Inc	170,713	9,427
Host Hotels & Resorts Inc	85,475	1,562	Skyworks Solutions Inc	21,321	2,046
Iron Mountain Inc	28,381	975	Texas Instruments Inc	115,122	8,856
Kimco Realty Corp	49,183	902	Xilinx Inc	28,661	1,843
Macerich Co/The	13,760	799			$81,680
Mid-America Apartment Communities Inc	13,123	1,383	Software - 5.18%
Prologis Inc	61,276	3,593	Activision Blizzard Inc	80,116	4,612
			Adobe Systems Inc (a)	57,160	8,085
Public Storage	17,275	3,602
Realty Income Corp	31,551	1,741	Akamai Technologies Inc (a)	19,974	995
			ANSYS Inc (a)	9,878	1,202
Regency Centers Corp	16,900	1,059
			Autodesk Inc (a)	22,409	2,259
Simon Property Group Inc	36,073	5,835
SL Green Realty Corp	11,766	1,245	CA Inc	36,207	1,248
			Cerner Corp (a)	33,970	2,258
UDR Inc	30,896	1,204
			Citrix Systems Inc (a)	17,464	1,390
Ventas Inc	41,004	2,849
Vornado Realty Trust	19,903	1,869	Electronic Arts Inc (a)	35,822	3,787
Welltower Inc	42,309	3,167	Fidelity National Information Services Inc	38,197	3,262
			Fiserv Inc (a)	24,539	3,002

See accompanying notes.

     Schedule of Investments LargeCap S&P 500 Index Account June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	Portfolio Summary (unaudited)
Software (continued)			Sector	Percent
Intuit Inc	28,124	$3,735	Consumer, Non-cyclical	22.92%
Microsoft Corp	892,081	61,491	Financial	18.17%
Oracle Corp	347,070	17,402	Technology	13.80%
Paychex Inc	36,943	2,103	Communications	13.22%
Red Hat Inc (a)	20,541	1,967	Industrial	9.89%
salesforce.com Inc (a)	77,261	6,691	Consumer, Cyclical	8.72%
Synopsys Inc (a)	17,367	1,267	Energy	5.94%
		$126,756	Utilities	3.09%
Telecommunications - 2.96%			Basic Materials	2.27%
AT&T Inc	710,381	26,803	Investment Companies	2.16%
CenturyLink Inc	63,413	1,514	Diversified	0.04%
Cisco Systems Inc	577,740	18,083	Other Assets and Liabilities	(0.22)%
Juniper Networks Inc	44,149	1,231	TOTAL NET ASSETS	100.00%
Level 3 Communications Inc (a)	33,823	2,006
Motorola Solutions Inc	18,888	1,638
Verizon Communications Inc	471,358	21,051
		$72,326
Textiles - 0.07%
Mohawk Industries Inc (a)	7,299	1,764

Toys, Games & Hobbies - 0.09%
Hasbro Inc	12,999	1,450
Mattel Inc	39,581	852
		$2,302
Transportation - 1.62%
CH Robinson Worldwide Inc	16,279	1,118
CSX Corp	106,613	5,817
Expeditors International of Washington Inc	20,817	1,176
FedEx Corp	28,422	6,177
JB Hunt Transport Services Inc	9,912	906
Kansas City Southern	12,257	1,282
Norfolk Southern Corp	33,483	4,075
Union Pacific Corp	93,297	10,161
United Parcel Service Inc	79,585	8,801
		$39,513
Water - 0.06%
American Water Works Co Inc	20,589	1,605

TOTAL COMMON STOCKS		$2,397,997
INVESTMENT COMPANIES - 2.16%	Shares Held	Value (000's)
Exchange Traded Funds - 0.14%
iShares Core S&P 500 ETF	14,316	3,484

Money Market Funds - 2.02%
BlackRock Liquidity Funds FedFund Portfolio	49,351,709	49,352

TOTAL INVESTMENT COMPANIES		$52,836
Total Investments		$2,450,833
Other Assets and Liabilities - (0.22)%		$(5,438)
TOTAL NET ASSETS - 100.00%		$2,445,395

(a)	Non-Income Producing Security
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $6,676 or 0.27% of net assets.

		Futures Contracts
					Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value	Appreciation/(Depreciation)
S&P 500 Emini; September 2017	Long	399	$48,477	$48,297	$(180)
Total					$(180)
Amounts in thousands except contracts

See accompanying notes.

Schedule of Investments

LargeCap S&P 500 Managed Volatility Index Account June 30, 2017 (unaudited)

COMMON STOCKS - 92.14%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Advertising - 0.13%			Beverages - 1.92%
Interpublic Group of Cos Inc/The	3,766	$93	Brown-Forman Corp - B Shares	1,686	$82
Omnicom Group Inc	2,218	184	Coca-Cola Co/The	36,660	1,644
		$277	Constellation Brands Inc	1,634	316
Aerospace & Defense - 2.16%			Dr Pepper Snapple Group Inc	1,752	160
Arconic Inc	4,202	95	Molson Coors Brewing Co	1,760	152
			Monster Beverage Corp (a)	3,843	191
Boeing Co/The	5,351	1,058
General Dynamics Corp	2,703	536	PepsiCo Inc	13,618	1,573
Harris Corp	1,162	127			$4,118
L3 Technologies Inc	742	124	Biotechnology - 2.32%
Lockheed Martin Corp	2,373	659	Alexion Pharmaceuticals Inc (a)	2,140	260
Northrop Grumman Corp	1,664	427	Amgen Inc	7,015	1,208
Raytheon Co	2,775	448	Biogen Inc (a)	2,036	552
Rockwell Collins Inc	1,548	163	Celgene Corp (a)	7,444	967
TransDigm Group Inc	466	125	Gilead Sciences Inc	12,458	882
United Technologies Corp	7,103	867	Illumina Inc (a)	1,391	241
		$4,629	Incyte Corp (a)	1,620	204
			Regeneron Pharmaceuticals Inc (a)	726	357
Agriculture - 1.79%
			Vertex Pharmaceuticals Inc (a)	2,374	306
Altria Group Inc	18,415	1,372
Archer-Daniels-Midland Co	5,440	225			$4,977
Philip Morris International Inc	14,807	1,739	Building Materials - 0.42%
Reynolds American Inc	7,889	513	Fortune Brands Home & Security Inc	1,466	96
		$3,849	Johnson Controls International plc	8,943	388
Airlines - 0.60%			Martin Marietta Materials Inc	597	133
Alaska Air Group Inc	1,178	106	Masco Corp	3,050	116
American Airlines Group Inc	4,696	236	Vulcan Materials Co	1,259	159
Delta Air Lines Inc	7,017	377			$892
Southwest Airlines Co	5,764	358	Chemicals - 1.80%
United Continental Holdings Inc (a)	2,686	202	Air Products & Chemicals Inc	2,075	297
		$1,279	Albemarle Corp	1,055	111
Apparel - 0.54%			CF Industries Holdings Inc	2,222	62
Hanesbrands Inc	3,471	80	Dow Chemical Co/The	10,715	676
Michael Kors Holdings Ltd (a)	1,485	54	Eastman Chemical Co	1,390	117
NIKE Inc	12,634	745	EI du Pont de Nemours & Co	8,266	667
Ralph Lauren Corp	525	39	FMC Corp	1,277	93
Under Armour Inc - Class A (a)	1,760	38	International Flavors & Fragrances Inc	752	102
Under Armour Inc - Class C (a)	1,757	36	LyondellBasell Industries NV	3,148	266
VF Corp	3,054	176	Monsanto Co	4,183	495
		$1,168	Mosaic Co/The	3,346	76
Automobile Manufacturers - 0.51%			PPG Industries Inc	2,442	269
Ford Motor Co	37,287	417	Praxair Inc	2,725	361
General Motors Co	13,092	458	Sherwin-Williams Co/The	772	271
PACCAR Inc	3,349	221			$3,863
		$1,096	Commercial Services - 1.49%
Automobile Parts & Equipment - 0.18%			Automatic Data Processing Inc	4,265	437
BorgWarner Inc	1,901	80	Cintas Corp	823	104
Delphi Automotive PLC	2,554	224	Ecolab Inc	2,488	330
Goodyear Tire & Rubber Co/The	2,400	84	Equifax Inc	1,146	157
			Gartner Inc (a)	862	106
		$388
			Global Payments Inc	1,453	131
Banks - 7.25%
			H&R Block Inc	1,975	61
Bank of America Corp	94,878	2,302	IHS Markit Ltd (a)	3,025	133
Bank of New York Mellon Corp/The	9,913	506
			Moody's Corp	1,586	193
BB&T Corp	7,735	351
			Nielsen Holdings PLC	3,202	124
Capital One Financial Corp	4,604	380	PayPal Holdings Inc (a)	10,650	572
Citigroup Inc	26,248	1,755	Quanta Services Inc (a)	1,412	46
Citizens Financial Group Inc	4,829	172
			Robert Half International Inc	1,212	58
Comerica Inc	1,686	124
			S&P Global Inc	2,457	359
Fifth Third Bancorp	7,152	186
			Total System Services Inc	1,579	92
Goldman Sachs Group Inc/The	3,490	774	United Rentals Inc (a)	805	91
Huntington Bancshares Inc/OH	10,364	140	Verisk Analytics Inc (a)	1,465	124
JPMorgan Chase & Co	33,871	3,096
			Western Union Co/The	4,492	86
KeyCorp	10,450	196
M&T Bank Corp	1,466	237			$3,204
Morgan Stanley	13,579	605	Computers - 5.02%
Northern Trust Corp	2,057	200	Accenture PLC - Class A	5,911	731
PNC Financial Services Group Inc/The	4,613	576	Apple Inc	49,707	7,159
Regions Financial Corp	11,460	168	Cognizant Technology Solutions Corp	5,615	373
State Street Corp	3,371	303	CSRA Inc	1,385	44
SunTrust Banks Inc	4,609	261	DXC Technology Co	2,699	207
US Bancorp	15,103	784	Hewlett Packard Enterprise Co	15,871	263
Wells Fargo & Co	42,878	2,376	HP Inc	16,048	280
Zions Bancorporation	1,931	85	International Business Machines Corp	8,150	1,254
		$15,577	NetApp Inc	2,583	103
			Seagate Technology PLC	2,831	110

See accompanying notes.

Schedule of Investments
LargeCap S&P 500 Managed Volatility Index Account
June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Computers (continued)			Electronics - 1.21%
Western Digital Corp	2,776	$246	Agilent Technologies Inc	3,072	$182
		$10,770	Allegion PLC	908	74
Consumer Products - 0.37%			Amphenol Corp	2,913	215
Avery Dennison Corp	844	75	Corning Inc	8,773	264
Church & Dwight Co Inc	2,376	123	FLIR Systems Inc	1,300	45
Clorox Co/The	1,227	163	Fortive Corp	2,874	182
Kimberly-Clark Corp	3,383	437	Garmin Ltd	1,093	56
		$798	Honeywell International Inc	7,267	969
			Mettler-Toledo International Inc (a)	246	145
Cosmetics & Personal Care - 1.41%
Colgate-Palmolive Co	8,421	624	PerkinElmer Inc	1,049	71
Coty Inc	4,490	84	TE Connectivity Ltd	3,384	266
Estee Lauder Cos Inc/The	2,134	205	Waters Corp (a)	763	140
Procter & Gamble Co/The	24,383	2,125			$2,609
		$3,038	Engineering & Construction - 0.06%
Distribution & Wholesale - 0.14%			Fluor Corp	1,332	61
Fastenal Co	2,757	120	Jacobs Engineering Group Inc	1,148	62
LKQ Corp (a)	2,939	97			$123
WW Grainger Inc	512	92	Environmental Control - 0.23%
		$309	Republic Services Inc	2,191	140
			Stericycle Inc (a)	812	62
Diversified Financial Services - 3.17%
Affiliated Managers Group Inc	539	89	Waste Management Inc	3,875	284
Alliance Data Systems Corp	530	136			$486
American Express Co	7,157	603	Food - 1.41%
Ameriprise Financial Inc	1,453	185	Campbell Soup Co	1,828	96
BlackRock Inc	1,155	488	Conagra Brands Inc	3,853	138
CBOE Holdings Inc	875	80	General Mills Inc	5,492	304
Charles Schwab Corp/The	11,600	498	Hershey Co/The	1,334	143
CME Group Inc	3,239	406	Hormel Foods Corp	2,571	88
Discover Financial Services	3,624	225	JM Smucker Co/The	1,109	131
E*TRADE Financial Corp (a)	2,618	100	Kellogg Co	2,404	167
Franklin Resources Inc	3,264	146	Kraft Heinz Co/The	5,688	487
Intercontinental Exchange Inc	5,644	372	Kroger Co/The	8,700	203
Invesco Ltd	3,878	136	McCormick & Co Inc/MD	1,079	105
Mastercard Inc	8,942	1,086	Mondelez International Inc	14,465	625
Nasdaq Inc	1,086	78	Sysco Corp	4,694	236
Navient Corp	2,716	45	Tyson Foods Inc	2,747	172
Raymond James Financial Inc	1,222	98	Whole Foods Market Inc	3,046	128
Synchrony Financial	7,343	219			$3,023
T Rowe Price Group Inc	2,300	171	Forest Products & Paper - 0.10%
Visa Inc	17,601	1,651	International Paper Co	3,936	223
		$6,812
Electric - 2.69%			Gas - 0.16%
AES Corp/VA	6,293	70	NiSource Inc	3,083	78
Alliant Energy Corp	2,172	87	Sempra Energy	2,391	270
Ameren Corp	2,313	126			$348
American Electric Power Co Inc	4,687	326	Hand & Machine Tools - 0.14%
CenterPoint Energy Inc	4,108	113	Snap-on Inc	552	87
CMS Energy Corp	2,673	124	Stanley Black & Decker Inc	1,458	205
Consolidated Edison Inc	2,911	235			$292
Dominion Energy Inc	5,996	460	Healthcare - Products - 3.02%
DTE Energy Co	1,710	181	Abbott Laboratories	16,543	804
Duke Energy Corp	6,672	558	Align Technology Inc (a)	719	108
Edison International	3,106	243	Baxter International Inc	4,650	282
Entergy Corp	1,710	131	Becton Dickinson and Co	2,167	423
Eversource Energy	3,021	183	Boston Scientific Corp (a)	13,055	362
Exelon Corp	8,829	318	Cooper Cos Inc/The	465	111
FirstEnergy Corp	4,230	123	CR Bard Inc	690	218
NextEra Energy Inc	4,463	625	Danaher Corp	5,823	491
NRG Energy Inc	3,013	52	DENTSPLY SIRONA Inc	2,185	142
PG&E Corp	4,868	323	Edwards Lifesciences Corp (a)	2,000	237
Pinnacle West Capital Corp	1,063	91	Henry Schein Inc (a)	756	138
PPL Corp	6,513	252	Hologic Inc (a)	2,669	121
Public Service Enterprise Group Inc	4,822	207	IDEXX Laboratories Inc (a)	840	136
SCANA Corp	1,362	91	Intuitive Surgical Inc (a)	351	328
Southern Co/The	9,482	454	Medtronic PLC	13,050	1,158
WEC Energy Group Inc	3,008	185	Patterson Cos Inc	777	37
Xcel Energy Inc	4,840	222	Stryker Corp	2,957	410
		$5,780	Thermo Fisher Scientific Inc	3,729	651
Electrical Components & Equipment - 0.27%			Varian Medical Systems Inc (a)	876	90
Acuity Brands Inc	420	86	Zimmer Biomet Holdings Inc	1,918	246
AMETEK Inc	2,193	133			$6,493
Emerson Electric Co	6,144	366	Healthcare - Services - 2.02%
		$585	Aetna Inc	3,162	480

See accompanying notes.

Schedule of Investments
LargeCap S&P 500 Managed Volatility Index Account
June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Healthcare - Services (continued)			Lodging - 0.29%
Anthem Inc	2,526	$475	Hilton Worldwide Holdings Inc	1,953	$121
Centene Corp (a)	1,642	131	Marriott International Inc/MD	2,962	297
Cigna Corp	2,440	409	Wyndham Worldwide Corp	994	100
DaVita Inc (a)	1,484	96	Wynn Resorts Ltd	761	102
Envision Healthcare Corp (a)	1,119	70			$620
HCA Healthcare Inc (a)	2,728	238	Machinery - Construction & Mining - 0.28%
Humana Inc	1,375	331	Caterpillar Inc	5,616	604
Laboratory Corp of America Holdings (a)	975	150
Quest Diagnostics Inc	1,304	145	Machinery - Diversified - 0.54%
UnitedHealth Group Inc	9,187	1,704	Cummins Inc	1,473	239
Universal Health Services Inc	852	104	Deere & Co	2,805	346
		$4,333	Flowserve Corp	1,245	58
Holding Companies - Diversified - 0.04%			Rockwell Automation Inc	1,228	199
Leucadia National Corp	3,087	81	Roper Technologies Inc	972	225
			Xylem Inc/NY	1,713	95
Home Builders - 0.13%					$1,162
DR Horton Inc	3,258	113	Media - 2.69%
Lennar Corp - A Shares	1,937	103	CBS Corp	3,511	224
PulteGroup Inc	2,707	66	Charter Communications Inc (a)	2,056	693
		$282	Comcast Corp - Class A	45,120	1,756
Home Furnishings - 0.09%			Discovery Communications Inc - A Shares (a)	1,466	38
Leggett & Platt Inc	1,261	66	Discovery Communications Inc - C Shares (a)	2,010	51
Whirlpool Corp	705	135	DISH Network Corp (a)	2,168	136
		$201	News Corp - A Shares	3,643	50
Housewares - 0.11%			News Corp - B Shares	1,141	16
Newell Brands Inc	4,605	247	Scripps Networks Interactive Inc	914	62
			Time Warner Inc	7,393	742
Insurance - 3.92%			Twenty-First Century Fox Inc - A Shares	10,032	284
Aflac Inc	3,783	294	Twenty-First Century Fox Inc - B Shares	4,643	129
Allstate Corp/The	3,475	307	Viacom Inc - B Shares	3,358	113
American International Group Inc	8,384	524	Walt Disney Co/The	13,869	1,474
Aon PLC	2,498	332			$5,768
Arthur J Gallagher & Co	1,711	98	Mining - 0.15%
Assurant Inc	522	54	Freeport-McMoRan Inc (a)	12,690	152
Berkshire Hathaway Inc - Class B (a)	18,109	3,067	Newmont Mining Corp	5,083	165
Chubb Ltd	4,451	647			$317
Cincinnati Financial Corp	1,428	104	Miscellaneous Manufacturers - 2.31%
Everest Re Group Ltd	391	100	3M Co	5,697	1,186
Hartford Financial Services Group Inc/The	3,502	184	Dover Corp	1,484	119
Lincoln National Corp	2,138	145	Eaton Corp PLC	4,264	332
Loews Corp	2,632	123	General Electric Co (b)	83,026	2,242
Marsh & McLennan Cos Inc	4,913	383	Illinois Tool Works Inc	2,964	425
MetLife Inc	10,300	566	Ingersoll-Rand PLC	2,440	223
Progressive Corp/The	5,538	244	Parker-Hannifin Corp	1,269	203
Prudential Financial Inc	4,089	442	Pentair PLC	1,598	106
Torchmark Corp	1,037	79	Textron Inc	2,552	120
Travelers Cos Inc/The	2,663	337			$4,956
Unum Group	2,175	102	Office & Business Equipment - 0.03%
Willis Towers Watson PLC	1,211	176	Xerox Corp	2,035	58
XL Group Ltd	2,492	109
		$8,417	Oil & Gas - 4.43%
Internet - 6.82%			Anadarko Petroleum Corp	5,342	242
Alphabet Inc - A Shares (a)	2,837	2,638	Apache Corp	3,626	174
Alphabet Inc - C Shares (a)	2,844	2,585	Cabot Oil & Gas Corp	4,438	111
Amazon.com Inc (a)	3,782	3,661	Chesapeake Energy Corp (a)	7,272	36
eBay Inc (a)	9,596	335	Chevron Corp	18,062	1,884
Expedia Inc	1,159	173	Cimarex Energy Co	906	85
F5 Networks Inc (a)	616	78	Concho Resources Inc (a)	1,412	172
Facebook Inc (a)	22,535	3,402	ConocoPhillips	11,794	518
Netflix Inc (a)	4,109	614	Devon Energy Corp	5,011	160
Priceline Group Inc/The (a)	468	875	EOG Resources Inc	5,503	498
Symantec Corp	5,798	164	EQT Corp	1,652	97
TripAdvisor Inc (a)	1,052	40	Exxon Mobil Corp (b)	40,397	3,261
VeriSign Inc (a)	841	78	Helmerich & Payne Inc	1,035	56
		$14,643	Hess Corp	2,576	113
Iron & Steel - 0.08%			Marathon Oil Corp	8,103	96
Nucor Corp	3,041	176	Marathon Petroleum Corp	4,945	259
			Murphy Oil Corp	1,546	40
Leisure Products & Services - 0.24%			Newfield Exploration Co (a)	1,899	54
Carnival Corp	3,990	261	Noble Energy Inc	4,339	123
Harley-Davidson Inc	1,668	90	Occidental Petroleum Corp	7,289	436
Royal Caribbean Cruises Ltd	1,599	175	Phillips 66	4,182	346
		$526	Pioneer Natural Resources Co	1,621	259

See accompanying notes.

Schedule of Investments
LargeCap S&P 500 Managed Volatility Index Account
June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Oil & Gas (continued)			REITS (continued)
Range Resources Corp	1,793	$41	Weyerhaeuser Co	7,162	$240
Tesoro Corp	1,440	135			$5,685
Transocean Ltd (a)	3,728	31	Retail - 5.21%
Valero Energy Corp	4,263	288	Advance Auto Parts Inc	704	82
		$9,515	AutoNation Inc (a)	627	26
Oil & Gas Services - 0.79%			AutoZone Inc (a)	268	153
Baker Hughes Inc	4,056	221	Bed Bath & Beyond Inc	1,383	42
Halliburton Co	8,274	354	Best Buy Co Inc	2,529	145
National Oilwell Varco Inc	3,623	119	CarMax Inc (a)	1,765	111
Schlumberger Ltd	13,246	872	Chipotle Mexican Grill Inc (a)	273	114
TechnipFMC PLC (a)	4,448	121	Coach Inc	2,680	127
		$1,687	Costco Wholesale Corp	4,181	669
Packaging & Containers - 0.17%			CVS Health Corp	9,712	781
Ball Corp	3,337	141	Darden Restaurants Inc	1,185	107
Sealed Air Corp	1,866	83	Dollar General Corp	2,405	173
WestRock Co	2,393	136	Dollar Tree Inc (a)	2,256	158
		$360	Foot Locker Inc	1,251	62
Pharmaceuticals - 5.67%			Gap Inc/The	2,098	46
AbbVie Inc	15,173	1,100	Genuine Parts Co	1,405	130
Allergan PLC	3,202	778	Home Depot Inc/The	11,398	1,748
AmerisourceBergen Corp	1,582	150	Kohl's Corp	1,625	63
Bristol-Myers Squibb Co	15,706	875	L Brands Inc	2,297	124
Cardinal Health Inc	3,011	235	Lowe's Cos Inc	8,180	634
Eli Lilly & Co	9,257	762	Macy's Inc	2,903	67
Express Scripts Holding Co (a)	5,658	361	McDonald's Corp	7,770	1,190
Johnson & Johnson	25,682	3,398	Nordstrom Inc	1,060	51
Mallinckrodt PLC (a)	947	42	O'Reilly Automotive Inc (a)	867	190
McKesson Corp	2,010	331	PVH Corp	743	85
Merck & Co Inc	26,076	1,671	Ross Stores Inc	3,737	216
Mylan NV (a)	4,394	171	Signet Jewelers Ltd	652	41
Perrigo Co PLC	1,366	103	Staples Inc	6,227	63
Pfizer Inc	56,895	1,911	Starbucks Corp	13,805	805
Zoetis Inc	4,679	292	Target Corp	5,259	275
		$12,180	Tiffany & Co	1,021	96
Pipelines - 0.36%			TJX Cos Inc/The	6,132	443
Kinder Morgan Inc/DE	18,303	351	Tractor Supply Co	1,225	66
			Ulta Beauty Inc (a)	555	159
ONEOK Inc	3,616	189
Williams Cos Inc/The	7,877	238	Walgreens Boots Alliance Inc	8,141	638
		$778	Wal-Mart Stores Inc	14,082	1,066
			Yum! Brands Inc	3,153	233
Real Estate - 0.05%
CBRE Group Inc (a)	2,866	104			$11,179
			Savings & Loans - 0.03%
REITS - 2.65%			People's United Financial Inc	3,282	58
Alexandria Real Estate Equities Inc	868	105
American Tower Corp	4,051	536	Semiconductors - 3.14%
			Advanced Micro Devices Inc (a)	7,387	92
Apartment Investment & Management Co	1,497	64
AvalonBay Communities Inc	1,313	252	Analog Devices Inc	3,498	272
Boston Properties Inc	1,466	180	Applied Materials Inc	10,245	423
Crown Castle International Corp	3,490	350	Broadcom Ltd	3,826	891
Digital Realty Trust Inc	1,523	172	Intel Corp	44,894	1,515
Equinix Inc	742	318	KLA-Tencor Corp	1,494	137
Equity Residential	3,500	230	Lam Research Corp	1,537	217
Essex Property Trust Inc	625	161	Microchip Technology Inc	2,187	169
			Micron Technology Inc (a)	9,914	296
Extra Space Storage Inc	1,200	94
Federal Realty Investment Trust	688	87	NVIDIA Corp	5,672	820
			Qorvo Inc (a)	1,211	77
GGP Inc	5,553	131
HCP Inc	4,467	143	QUALCOMM Inc	14,085	778
Host Hotels & Resorts Inc	7,052	129	Skyworks Solutions Inc	1,759	169
Iron Mountain Inc	2,341	81	Texas Instruments Inc	9,498	731
Kimco Realty Corp	4,058	75	Xilinx Inc	2,364	152
Macerich Co/The	1,135	66			$6,739
Mid-America Apartment Communities Inc	1,082	114	Software - 4.87%
Prologis Inc	5,055	296	Activision Blizzard Inc	6,610	381
			Adobe Systems Inc (a)	4,716	667
Public Storage	1,425	297
Realty Income Corp	2,603	144	Akamai Technologies Inc (a)	1,648	82
			ANSYS Inc (a)	815	99
Regency Centers Corp	1,394	87
			Autodesk Inc (a)	1,849	186
Simon Property Group Inc	2,976	481
SL Green Realty Corp	970	103	CA Inc	2,987	103
			Cerner Corp (a)	2,802	186
UDR Inc	2,549	99
			Citrix Systems Inc (a)	1,441	115
Ventas Inc	3,383	235
Vornado Realty Trust	1,642	154	Electronic Arts Inc (a)	2,955	312
Welltower Inc	3,490	261	Fidelity National Information Services Inc	3,151	269
			Fiserv Inc (a)	2,024	248

See accompanying notes.

Schedule of Investments

LargeCap S&P 500 Managed Volatility Index Account June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	Portfolio Summary (unaudited)
Software (continued)			Sector	Percent
Intuit Inc	2,320	$308	Consumer, Non-cyclical	21.50%
Microsoft Corp (b)	73,605	5,074	Financial	17.07%
Oracle Corp	28,636	1,436	Technology	12.98%
Paychex Inc	3,048	174	Communications	12.42%
Red Hat Inc (a)	1,694	162	Industrial	9.31%
salesforce.com Inc (a)	6,374	552	Consumer, Cyclical	8.20%
Synopsys Inc (a)	1,433	104	Investment Companies	8.09%
		$10,458	Energy	5.58%
Telecommunications - 2.78%			Utilities	2.91%
AT&T Inc	58,613	2,211	Basic Materials	2.13%
CenturyLink Inc	5,232	125	Purchased Options	0.14%
Cisco Systems Inc	47,669	1,492	Diversified	0.04%
Juniper Networks Inc	3,642	102	Other Assets and Liabilities	(0.37)%
Level 3 Communications Inc (a)	2,790	165	TOTAL NET ASSETS	100.00%
Motorola Solutions Inc	1,558	135
Verizon Communications Inc	38,891	1,737
		$5,967
Textiles - 0.07%
Mohawk Industries Inc (a)	602	146

Toys, Games & Hobbies - 0.09%
Hasbro Inc	1,072	120
Mattel Inc	3,265	70
		$190
Transportation - 1.52%
CH Robinson Worldwide Inc	1,343	92
CSX Corp	8,796	480
Expeditors International of Washington Inc	1,717	97
FedEx Corp	2,345	510
JB Hunt Transport Services Inc	817	75
Kansas City Southern	1,011	106
Norfolk Southern Corp	2,762	336
Union Pacific Corp	7,697	838
United Parcel Service Inc	6,566	726
		$3,260
Water - 0.06%
American Water Works Co Inc	1,698	132

TOTAL COMMON STOCKS		$197,835
INVESTMENT COMPANIES - 8.09%	Shares Held	Value (000's)
Exchange Traded Funds - 0.92%
iShares Core S&P 500 ETF	8,058	1,962

Money Market Funds - 7.17%
BlackRock Liquidity Funds FedFund Portfolio	15,393,353	15,393

TOTAL INVESTMENT COMPANIES		$17,355
TOTAL PURCHASED OPTIONS - 0.14%		$305
Total Investments		$215,495
Other Assets and Liabilities - (0.37)%		$(785)
TOTAL NET ASSETS - 100.00%		$214,710

(a)	Non-Income Producing Security
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $1,432 or 0.67% of net assets.

		Futures Contracts
					Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value	Appreciation/(Depreciation)
S&P 500 Emini; September 2017	Long	39	$4,738	$4,721	$(17)
Total					$(17)
Amounts in thousands except contracts

See accompanying notes.

		Schedule of Investments
LargeCap S&P 500 Managed Volatility Index Account
June 30, 2017 (unaudited)

Options

				Upfront Premiums			Unrealized
Purchased Options Outstanding	Exercise Price	Expiration Date	Contracts	Paid/(Received)		Fair Value	Appreciation/(Depreciation)
Call - S&P 500 Index	$2,470.00	07/24/2017	175	$141		$42	$(99)
Put - S&P 500 Index	$2,390.00	07/24/2017	250	338		263	(75)
Total				$479		$305	$(174)

				Upfront Premiums			Unrealized
Written Options Outstanding	Exercise Price	Expiration Date	Contracts	Paid/(Received)		Fair Value	Appreciation/(Depreciation)
Call - S&P 500 Index	$2,490.00	07/24/2017	175	$(41	) $	(14)	$27
Put - S&P 500 Index	$2,350.00	07/24/2017	250	(214)		(135)	79
Total				$(255	) $	(149)	$106

Amounts in thousands except contracts

See accompanying notes.

Schedule of Investments
LargeCap Value Account
June 30, 2017 (unaudited)

COMMON STOCKS - 99.65%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Aerospace & Defense - 1.12%			Home Builders - 0.53%
L3 Technologies Inc	9,410	$1,572	Lennar Corp - A Shares	14,000	$746

Airlines - 0.64%			Insurance - 10.40%
Copa Holdings SA	7,720	903	Assured Guaranty Ltd	19,500	814
			Athene Holding Ltd (a)	29,200	1,449
Automobile Parts & Equipment - 2.01%			Berkshire Hathaway Inc - Class B (a)	27,030	4,578
Allison Transmission Holdings Inc	54,020	2,026	Everest Re Group Ltd	9,610	2,447
Lear Corp	5,600	796	Prudential Financial Inc	16,180	1,750
		$2,822	Reinsurance Group of America Inc	4,200	539
Banks - 13.52%			Travelers Cos Inc/The	5,470	692
Bank of America Corp	198,400	4,813	Unum Group	50,040	2,333
Capital One Financial Corp	19,773	1,634			$14,602
JPMorgan Chase & Co	84,710	7,742	Lodging - 0.35%
SunTrust Banks Inc	71,450	4,053	Extended Stay America Inc	25,400	492
Wells Fargo & Co	13,500	748
		$18,990	Machinery - Diversified - 1.78%
Biotechnology - 1.72%			Cummins Inc	15,380	2,495
Gilead Sciences Inc	34,200	2,421
			Media - 3.27%
Chemicals - 2.16%			Comcast Corp - Class A	75,900	2,954
Dow Chemical Co/The	35,920	2,265	Time Warner Inc	16,300	1,637
Huntsman Corp	29,800	770			$4,591
		$3,035	Metal Fabrication & Hardware - 0.29%
Computers - 2.50%			Timken Co/The	8,703	402
Apple Inc	9,800	1,411
DXC Technology Co	8,900	683	Miscellaneous Manufacturers - 0.80%
HP Inc	62,300	1,089	Parker-Hannifin Corp	7,000	1,119
Leidos Holdings Inc	6,202	321
		$3,504	Office & Business Equipment - 0.57%
Consumer Products - 1.78%			Xerox Corp	28,000	804
Kimberly-Clark Corp	19,330	2,496
			Oil & Gas - 10.23%
Cosmetics & Personal Care - 0.97%			Chevron Corp	49,600	5,175
Procter & Gamble Co/The	15,630	1,362	EOG Resources Inc	22,200	2,010
			Exxon Mobil Corp	35,010	2,826
Distribution & Wholesale - 0.47%			Patterson-UTI Energy Inc	33,880	684
WESCO International Inc (a)	11,570	663	Phillips 66	13,800	1,141
			Valero Energy Corp	37,480	2,528
Diversified Financial Services - 1.23%					$14,364
Franklin Resources Inc	17,600	788	Pharmaceuticals - 6.55%
Lazard Ltd	20,300	941	Johnson & Johnson	32,020	4,236
		$1,729	Merck & Co Inc	52,150	3,342
			Pfizer Inc (b)	48,300	1,623
Electric - 3.67%
CenterPoint Energy Inc	104,700	2,867			$9,201
Entergy Corp	15,600	1,198	Pipelines - 0.77%
Exelon Corp	30,200	1,089	Kinder Morgan Inc/DE	56,600	1,084
		$5,154
Environmental Control - 0.55%			REITS - 6.36%
Waste Management Inc	10,600	777	Annaly Capital Management Inc	98,900	1,192
			Camden Property Trust	9,100	778
Food - 2.38%			Duke Realty Corp	55,300	1,546
Campbell Soup Co	12,300	642	Liberty Property Trust	18,560	756
Ingredion Inc	9,130	1,088	Park Hotels & Resorts Inc	51,280	1,382
Pinnacle Foods Inc	12,900	766	Prologis Inc	49,300	2,891
Tyson Foods Inc	13,600	852	Senior Housing Properties Trust	19,136	391
		$3,348			$8,936
Gas - 0.61%			Retail - 5.03%
UGI Corp	17,691	856	CVS Health Corp	28,500	2,293
			Wal-Mart Stores Inc	63,000	4,768
Hand & Machine Tools - 0.92%					$7,061
Stanley Black & Decker Inc	9,200	1,295	Semiconductors - 0.83%
			Intel Corp	34,600	1,167
Healthcare - Products - 2.07%
Baxter International Inc	30,900	1,871	Software - 2.27%
Danaher Corp	12,300	1,038	Oracle Corp	42,400	2,126
			VMware Inc (a)	12,070	1,055
		$2,909
Healthcare - Services - 5.54%					$3,181
Aetna Inc	21,180	3,216	Telecommunications - 4.30%
Anthem Inc	20,380	3,834	AT&T Inc	34,900	1,317
WellCare Health Plans Inc (a)	4,100	736	Cisco Systems Inc	151,080	4,729
		$7,786			$6,046

See accompanying notes.

		Schedule of Investments
		LargeCap Value Account
		June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)
Transportation - 1.46%
Norfolk Southern Corp	16,800	$2,045

TOTAL COMMON STOCKS		$139,958
INVESTMENT COMPANIES - 0.50%	Shares Held	Value (000's)
Money Market Funds - 0.50%
BlackRock Liquidity Funds FedFund Portfolio	696,847	696

TOTAL INVESTMENT COMPANIES		$696
Total Investments		$140,654
Other Assets and Liabilities - (0.15)%		$(204)
TOTAL NET ASSETS - 100.00%		$140,450

(a)	Non-Income Producing Security
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $873 or 0.62% of net assets.

Portfolio Summary (unaudited)

Sector	Percent
Financial	31.51%
Consumer, Non-cyclical	21.01%
Energy	11.00%
Consumer, Cyclical	9.03%
Communications	7.57%
Industrial	6.92%
Technology	6.17%
Utilities	4.28%
Basic Materials	2.16%
Investment Companies	0.50%
Other Assets and Liabilities	(0.15)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments MidCap Account June 30, 2017 (unaudited)

COMMON STOCKS - 99.82%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Aerospace & Defense - 3.39%			Internet (continued)
TransDigm Group Inc	72,168	$19,404	Liberty Ventures (a)	100,153	$5,237
			VeriSign Inc (a)	96,840	9,002
Banks - 1.16%					$17,864
M&T Bank Corp	40,912	6,626	Machinery - Diversified - 2.16%
			Roper Technologies Inc	53,391	12,362
Beverages - 0.40%
Brown-Forman Corp - B Shares	46,589	2,264	Media - 6.32%
			Liberty Broadband Corp - A Shares (a)	28,471	2,443
Building Materials - 1.76%			Liberty Broadband Corp - C Shares (a)	108,337	9,398
Martin Marietta Materials Inc	38,625	8,597	Liberty Global PLC - A Shares (a)	17,556	564
Vulcan Materials Co	11,475	1,454	Liberty Global PLC - C Shares (a)	280,017	8,731
		$10,051	Liberty Media Corp-Liberty Braves - A Shares	6,136	147
			(a)
Chemicals - 3.62%
Air Products & Chemicals Inc	79,646	11,394	Liberty Media Corp-Liberty Braves - C Shares	29,127	698
Axalta Coating Systems Ltd (a)	68,290	2,188	(a)
Sherwin-Williams Co/The	20,303	7,126	Liberty Media Corp-Liberty Formula One - A	16,258	569
		$20,708	Shares (a)
Commercial Services - 13.39%			Liberty Media Corp-Liberty Formula One - C	147,167	5,389
AMERCO	7,312	2,677	Shares (a)
Brookfield Business Partners LP	14,961	405	Liberty Media Corp-Liberty SiriusXM - A	46,990	1,973
CDK Global Inc	59,238	3,676	Shares (a)
Ecolab Inc	24,435	3,244	Liberty Media Corp-Liberty SiriusXM - C	148,470	6,191
IHS Markit Ltd (a)	209,328	9,219	Shares (a)
KAR Auction Services Inc	130,611	5,482			$36,103
Live Nation Entertainment Inc (a)	138,880	4,840	Miscellaneous Manufacturers - 1.82%
Macquarie Infrastructure Corp	76,658	6,010	Colfax Corp (a)	264,018	10,394
Moody's Corp	136,937	16,662
Robert Half International Inc	34,600	1,658	Private Equity - 1.58%
S&P Global Inc	87,811	12,819	KKR & Co LP	210,103	3,908
Verisk Analytics Inc (a)	116,518	9,831	Onex Corp	64,791	5,141
		$76,523			$9,049
Distribution & Wholesale - 0.89%			Real Estate - 7.77%
Fastenal Co	62,776	2,733	Brookfield Asset Management Inc	713,871	27,991
HD Supply Holdings Inc (a)	77,675	2,379	Brookfield Property Partners LP	96,774	2,290
		$5,112	CBRE Group Inc (a)	271,751	9,892
			Howard Hughes Corp/The (a)	34,321	4,216
Diversified Financial Services - 2.26%
FNF Group	287,505	12,889			$44,389
			REITS - 6.01%
Electric - 2.41%			Equinix Inc	15,376	6,599
Brookfield Infrastructure Partners LP	273,473	11,188	Forest City Realty Trust Inc	227,527	5,499
Brookfield Renewable Partners LP	80,953	2,585	SBA Communications Corp (a)	165,129	22,276
		$13,773			$34,374
Electronics - 0.65%			Retail - 14.08%
Sensata Technologies Holding NV (a)	87,245	3,727	AutoZone Inc (a)	13,643	7,783
			CarMax Inc (a)	257,680	16,249
Healthcare - Products - 2.23%			Copart Inc (a)	196,676	6,252
CR Bard Inc	3,340	1,056	Dollar General Corp	45,483	3,279
DENTSPLY SIRONA Inc	180,608	11,710	Dollar Tree Inc (a)	135,747	9,491
		$12,766	O'Reilly Automotive Inc (a)	51,128	11,184
Healthcare - Services - 0.93%			Restaurant Brands International Inc	252,302	15,779
DaVita Inc (a)	82,025	5,312	Ross Stores Inc	181,387	10,472
					$80,489
Holding Companies - Diversified - 0.63%			Semiconductors - 1.37%
Leucadia National Corp	137,177	3,588	Microchip Technology Inc	101,644	7,845

Home Builders - 1.13%			Software - 5.18%
Lennar Corp - A Shares	73,167	3,901	Autodesk Inc (a)	123,588	12,460
NVR Inc (a)	1,053	2,539	Fidelity National Information Services Inc	98,551	8,416
		$6,440	Intuit Inc	52,751	7,006
Insurance - 12.77%			MSCI Inc	17,008	1,752
Alleghany Corp (a)	3,365	2,001			$29,634
Aon PLC	161,991	21,537	Telecommunications - 1.33%
Arch Capital Group Ltd (a)	59,992	5,597	EchoStar Corp (a)	25,493	1,547
Brown & Brown Inc	105,219	4,532	Motorola Solutions Inc	69,689	6,045
Loews Corp	169,946	7,955			$7,592
Markel Corp (a)	18,949	18,492	Textiles - 1.45%
Progressive Corp/The	123,342	5,438	Mohawk Industries Inc (a)	34,298	8,289
Trisura Group Ltd (a)	4,276	72
White Mountains Insurance Group Ltd	4,658	4,046	TOTAL COMMON STOCKS		$570,537
Willis Towers Watson PLC	22,690	3,300
		$72,970
Internet - 3.13%
Liberty Expedia Holdings Inc (a)	67,097	3,625

See accompanying notes.

		Schedule of Investments
		MidCap Account
		June 30, 2017 (unaudited)

INVESTMENT COMPANIES - 0.31%	Shares Held	Value (000's)
Money Market Funds - 0.31%
BlackRock Liquidity Funds FedFund Portfolio	1,775,939	$1,776

TOTAL INVESTMENT COMPANIES		$1,776
Total Investments		$572,313
Other Assets and Liabilities - (0.13)%		$(727)
TOTAL NET ASSETS - 100.00%		$571,586

(a) Non-Income Producing Security

Portfolio Summary (unaudited)
Sector		Percent
Financial		31.55%
Consumer, Cyclical		17.55%
Consumer, Non-cyclical		16.95%
Communications		10.78%
Industrial		9.78%
Technology		6.55%
Basic Materials		3.62%
Utilities		2.41%
Diversified		0.63%
Investment Companies		0.31%
Other Assets and Liabilities		(0.13)%
TOTAL NET ASSETS		100.00%

See accompanying notes.

		Schedule of Investments
		Multi-Asset Income Account
		June 30, 2017 (unaudited)

INVESTMENT COMPANIES - 100.11%	Shares Held	Value
Principal Funds, Inc. Class R-6 - 93.49%
Global Diversified Income Fund (a)	7,095	$98,333
Global Real Estate Securities Fund (a)	1,486	13,674
High Yield Fund (a)	4,550	33,668
International Fund I (a)	1,000	14,713
Preferred Securities Fund (a)	3,273	34,103
Real Estate Debt Income Fund (a)	1,574	15,139
		$209,630
Principal Funds, Inc. Institutional Class - 6.62%
Equity Income Fund (a)	500	14,847

TOTAL INVESTMENT COMPANIES		$224,477
Total Investments		$224,477
Other Assets and Liabilities – (0.11)%		$(243)
TOTAL NET ASSETS - 100.00%		$224,234

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary (unaudited)
Fund Type			Percent
Specialty Funds			43.85%
Fixed Income Funds			36.98%
International Equity Funds			12.66%
Domestic Equity Funds			6.62%
Other Assets and Liabilities			(0.11)%
TOTAL NET ASSETS		100.00%

	December 31,	December 31,
Affiliated Securities	2016	2016	Purchases	Purchases	Sales	Sales	June 30, 2017	June 30, 2017
	Shares	Cost	Shares(a)	Cost(a)	Shares(a)	Proceeds(a)	Shares	Cost
Equity Income Fund (b)	455	$12,382	145	$4,277	100	$2,904	500	$13,759
Global Diversified Income Fund (b)	6,357	86,945	2,074	28,624	8,431	115,580	—	—
Global Diversified Income Fund (c)	—	—	7,099	97,221	4	63	7,095	97,158
Global Real Estate Securities Fund (b)	1,406	12,866	413	3,715	1,819	16,557	—	—
Global Real Estate Securities Fund (c)	—	—	1,487	13,597	1	9	1,486	13,588
High Yield Fund(b)	4,067	29,197	1,333	9,833	5,400	39,056	—	—
High Yield Fund(c)	—	—	4,553	32,817	3	22	4,550	32,795
International Fund I(b)	922	12,127	273	3,807	1,195	15,928	—	—
International Fund I(c)	—	—	1,001	13,265	1	9	1,000	13,256
Preferred Securities Fund(b)	2,731	27,833	1,156	11,802	3,887	39,635	—	—
Preferred Securities Fund(c)	—	—	3,275	33,388	2	22	3,273	33,366
Real Estate Debt Income Fund(b)	1,591	15,619	466	4,460	2,057	20,080	—	—
Real Estate Debt Income Fund(c)	—	—	1,575	15,484	1	10	1,574	15,474
		$196,969		$272,290		$249,875		$219,396

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Equity Income Fund (b)		$145	$		4			$—
Global Diversified Income Fund (b)		1,822			11			—
Global Diversified Income Fund (c)		386			—			—
Global Real Estate Securities Fund (b)		58			(24)			—
Global Real Estate Securities Fund (c)		—			—			—
High Yield Fund(b)		812			26			—
High Yield Fund(c)		34			—			—
International Fund I(b)		—			(6)			—
International Fund I(c)		—			—			—
Preferred Securities Fund(b)		618			—			—
Preferred Securities Fund(c)		135			—			—
Real Estate Debt Income Fund(b)		193			1			—
Real Estate Debt Income Fund(c)		42			—			—
		$4,245	$		12			$—

(a)	Purchases and Sales include transactions related to the transition of assets from the Institutional Class to Class R-6.
(b)	Institutional Class
(c)	Class R-6

Amounts shown are in dollars and not rounded to the thousands.

See accompanying notes.

Schedule of Investments
Principal Capital Appreciation Account
June 30, 2017 (unaudited)

COMMON STOCKS - 98.19%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Aerospace & Defense - 3.70%			Electronics - 0.86%
Boeing Co/The	13,161	$2,602	Trimble Inc (a)	13,447	$480
Northrop Grumman Corp	8,764	2,250	Waters Corp (a)	4,689	862
Teledyne Technologies Inc (a)	7,130	910			$1,342
		$5,762	Environmental Control - 1.56%
Airlines - 1.19%			Waste Connections Inc	37,844	2,438
Alaska Air Group Inc	20,667	1,855
			Food - 2.34%
Apparel - 1.44%			B&G Foods Inc	25,435	905
Deckers Outdoor Corp (a)	9,894	675	General Mills Inc	19,526	1,082
NIKE Inc	26,638	1,572	Kroger Co/The	34,062	794
		$2,247	McCormick & Co Inc/MD	8,870	865
			Safeway, Inc. - CVR - Casa Ley (a),(b)	825	—
Automobile Manufacturers - 0.69%
PACCAR Inc	16,403	1,083	Safeway, Inc. - CVR - Property Development	825	—
			Centers (a),(b),(c)
Automobile Parts & Equipment - 0.93%					$3,646
Adient PLC	13,180	862	Gas - 0.88%
Autoliv Inc	5,400	593	Sempra Energy	12,186	1,374
		$1,455
Banks - 8.60%			Healthcare - Products - 5.78%
East West Bancorp Inc	13,814	809	Abbott Laboratories	12,611	613
Goldman Sachs Group Inc/The	3,738	830	Becton Dickinson and Co	10,175	1,985
JPMorgan Chase & Co	36,778	3,362	Bio-Techne Corp	4,804	565
			Edwards Lifesciences Corp (a)	7,972	943
PNC Financial Services Group Inc/The	22,946	2,865
US Bancorp	51,446	2,671	Medtronic PLC	19,414	1,723
Wells Fargo & Co	51,834	2,872	Thermo Fisher Scientific Inc	13,522	2,359
			Varian Medical Systems Inc (a)	7,986	824
		$13,409
Beverages - 2.39%					$9,012
Brown-Forman Corp - B Shares	8,524	414	Healthcare - Services - 0.46%
Dr Pepper Snapple Group Inc	15,188	1,384	Universal Health Services Inc	5,863	716
PepsiCo Inc	16,660	1,924
		$3,722	Housewares - 0.31%
Biotechnology - 1.64%			Tupperware Brands Corp	6,860	482
Biogen Inc (a)	4,479	1,215
Bioverativ Inc (a)	7,757	467	Insurance - 1.56%
Gilead Sciences Inc	12,284	870	Chubb Ltd	16,749	2,435
		$2,552
			Internet - 6.34%
Building Materials - 0.25%			Alphabet Inc - A Shares (a)	2,659	2,472
Apogee Enterprises Inc	6,814	387	Alphabet Inc - C Shares (a)	1,892	1,719
			Amazon.com Inc (a)	2,290	2,217
Chemicals - 2.54%			eBay Inc (a)	32,203	1,125
EI du Pont de Nemours & Co	6,295	508	Facebook Inc (a)	15,578	2,352
FMC Corp	9,259	676
HB Fuller Co	20,516	1,048			$9,885
Innospec Inc	13,098	859	Iron & Steel - 0.39%
International Flavors & Fragrances Inc	578	78	Reliance Steel & Aluminum Co	8,422	613
PPG Industries Inc	7,254	798
		$3,967	Machinery - Diversified - 1.81%
			Deere & Co	7,655	946
Commercial Services - 1.22%
			Flowserve Corp	20,835	967
Aaron's Inc	24,904	969
PayPal Holdings Inc (a)	17,269	927	Roper Technologies Inc	3,917	907
					$2,820
		$1,896
			Media - 4.24%
Computers - 4.13%
			Comcast Corp - Class A	70,455	2,742
Apple Inc	44,681	6,435
			Nexstar Media Group Inc	13,244	792
			Sirius XM Holdings Inc	204,412	1,118
Consumer Products - 0.28%
			Walt Disney Co/The	18,512	1,967
Kimberly-Clark Corp	3,375	436
					$6,619
Cosmetics & Personal Care - 1.37%			Miscellaneous Manufacturers - 1.42%
Procter & Gamble Co/The	24,574	2,142	AptarGroup Inc	11,438	993
			Crane Co	5,404	429
Distribution & Wholesale - 0.27%			General Electric Co	29,543	798
Pool Corp	3,590	422			$2,220
			Oil & Gas - 4.24%
Diversified Financial Services - 4.44%			Chevron Corp	15,833	1,652
Ameriprise Financial Inc	15,387	1,959	Cimarex Energy Co	20,853	1,960
Charles Schwab Corp/The	24,888	1,069	Exxon Mobil Corp	24,148	1,950
Discover Financial Services	22,369	1,391	Valero Energy Corp	15,525	1,047
FNF Group	55,953	2,508			$6,609
		$6,927	Oil & Gas Services - 0.48%
Electric - 2.36%			Schlumberger Ltd	11,347	747
NextEra Energy Inc	12,649	1,772
Xcel Energy Inc	41,435	1,901	Pharmaceuticals - 5.17%
		$3,673	Allergan PLC	4,529	1,101

See accompanying notes.

     Schedule of Investments Principal Capital Appreciation Account June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	(b)	Fair value of these investments is determined in good faith by the Manager
Pharmaceuticals (continued)			under procedures established and periodically reviewed by the Board of
Bristol-Myers Squibb Co	10,500	$585	Directors. Certain inputs used in the valuation may be unobservable;
Johnson & Johnson	19,004	2,514	however, each security is evaluated individually for purposes of ASC 820
McKesson Corp	6,860	1,129	which results in not all securities being identified as Level 3 of the fair
Merck & Co Inc	18,639	1,194	value hierarchy. At the end of the period, the fair value of these securities
Pfizer Inc	45,934	1,543	totaled $0 or 0.00% of net assets.
		$8,066	(c)	Restricted Security. Please see Restricted Security Sub-Schedule for more
Pipelines - 0.20%			information.
Magellan Midstream Partners LP	4,337	309

REITS - 3.88%			Portfolio Summary (unaudited)
Alexandria Real Estate Equities Inc	15,029	1,811
			Sector	Percent
Essex Property Trust Inc	3,132	806
			Consumer, Non-cyclical	20.65%
Host Hotels & Resorts Inc	64,109	1,171
			Financial	18.84%
Realty Income Corp	21,883	1,207
			Technology	15.02%
Ventas Inc	15,084	1,048
			Communications	12.33%
		$6,043
			Industrial	10.40%
Retail - 4.03%			Consumer, Cyclical	9.86%
Chipotle Mexican Grill Inc (a)	1,922	800
Copart Inc (a)	14,085	448	Energy	4.92%
			Utilities	3.24%
Costco Wholesale Corp	5,746	919	Basic Materials	2.93%
CVS Health Corp	13,997	1,126	Investment Companies	2.48%
Home Depot Inc/The	11,347	1,741	Other Assets and Liabilities	(0.67)%
Starbucks Corp	21,565	1,257
			TOTAL NET ASSETS	100.00%
		$6,291
Savings & Loans - 0.36%
Washington Federal Inc	16,787	557

Semiconductors - 4.38%
Applied Materials Inc	9,842	407
Broadcom Ltd	4,018	936
Intel Corp	13,099	442
Lam Research Corp	10,164	1,438
Microchip Technology Inc	24,869	1,919
NVIDIA Corp	2,498	361
NXP Semiconductors NV (a)	7,302	799
QUALCOMM Inc	9,629	532
		$6,834
Software - 6.51%
Adobe Systems Inc (a)	15,594	2,206
Fair Isaac Corp	6,051	843
Fidelity National Information Services Inc	14,778	1,262
Microsoft Corp	44,653	3,078
Omnicell Inc (a)	21,231	915
Oracle Corp	28,494	1,429
Red Hat Inc (a)	4,318	413
		$10,146
Telecommunications - 1.75%
Cisco Systems Inc	43,395	1,358
T-Mobile US Inc (a)	1,791	109
Verizon Communications Inc	28,263	1,262
		$2,729
Toys, Games & Hobbies - 1.00%
Hasbro Inc	13,905	1,551

Transportation - 0.80%
Expeditors International of Washington Inc	7,105	402
Union Pacific Corp	7,807	850
		$1,252
TOTAL COMMON STOCKS		$153,106
INVESTMENT COMPANIES - 2.48%	Shares Held	Value (000's)
Money Market Funds - 2.48%
BlackRock Liquidity Funds FedFund Portfolio	3,873,963	3,874

TOTAL INVESTMENT COMPANIES		$3,874
Total Investments		$156,980
Other Assets and Liabilities - (0.67)%		$(1,038)
TOTAL NET ASSETS - 100.00%		$155,942

(a) Non-Income Producing Security

See accompanying notes.

Schedule of Investments
Principal Capital Appreciation Account
June 30, 2017 (unaudited)

Restricted Securities

Security Name	Trade Date	Cost	Value	Percent of Net Assets
Safeway, Inc. - CVR - Property Development	04/20/2015	$—	$—	0.00%
Centers
Total				0.00%
Amounts in thousands

See accompanying notes.

		Schedule of Investments
		Principal LifeTime 2010 Account
		June 30, 2017 (unaudited)

INVESTMENT COMPANIES - 100.01%	Shares Held	Value (000's)
Principal Funds, Inc. Class R-6 - 29.75%
Blue Chip Fund (a),(b)	64,024	$1,229
Diversified Real Asset Fund (a)	97,983	1,103
Global Diversified Income Fund (a)	278,415	3,859
Global Multi-Strategy Fund (a),(b)	196,305	2,210
International Small Company Fund (a),(b)	54,821	633
LargeCap Growth Fund I (a)	89,087	1,203
MidCap Fund (a)	41,611	1,055
MidCap Value Fund III (a)	38,185	810
SmallCap Growth Fund I (a),(b)	29,159	382
SmallCap Value Fund II (a)	27,586	357
		$12,841
Principal Funds, Inc. Institutional Class - 36.67%
Bond Market Index Fund (a)	357,085	3,949
Diversified International Fund (a)	144,718	1,841
Equity Income Fund (a)	39,776	1,181
Global Opportunities Fund (a)	116,045	1,471
Inflation Protection Fund (a)	287,402	2,449
LargeCap S&P 500 Index Fund (a)	119,230	2,007
LargeCap Value Fund III (a)	69,037	1,141
Overseas Fund (a)	167,113	1,786
		$15,825
Principal Variable Contracts Funds, Inc. Class 1 - 33.59%
Core Plus Bond Account (a)	662,167	7,602
Short-Term Income Account (a)	2,672,349	6,894
		$14,496
TOTAL INVESTMENT COMPANIES		$43,162
Total Investments		$43,162
Other Assets and Liabilities - (0.01)%		$(5)
TOTAL NET ASSETS - 100.00%		$43,157

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(b)	Non-Income Producing Security

Portfolio Summary (unaudited)

Fund Type	Percent
Fixed Income Funds	48.41%
Domestic Equity Funds	21.70%
Specialty Funds	16.62%
International Equity Funds	13.28%
Other Assets and Liabilities	(0.01)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Principal LifeTime 2010 Account
June 30, 2017 (unaudited)

	December 31,	December 31,
Affiliated Securities	2016	2016		Purchases	Purchases	Sales	Sales	June 30, 2017	June 30, 2017
	Shares	Cost		Shares(a)	Cost(a)	Shares(a)	Proceeds(a)	Shares	Cost
Blue Chip Fund (b)	—	$—		64,090	$1,007	66	$—	64,024	$1,007
Blue Chip Fund (c)	75,365	1,184		2,485	46	77,850	1,251	—	—
Bond Market Index Fund (c)	341,999	3,808		50,379	548	35,293	384	357,085	3,971
Core Plus Bond Account	693,070	8,220		32,420	368	63,323	714	662,167	7,867
Diversified International Fund(c)	159,678	2,315		6,297	76	21,257	248	144,718	2,162
Diversified Real Asset Fund(b)	—	—		98,082	1,068	99	1	97,983	1,067
Diversified Real Asset Fund(c)	101,833	1,111		3,543	40	105,376	1,150	—	—
Equity Income Fund (c)	44,660	855		2,175	63	7,059	201	39,776	757
Global Diversified Income Fund (b)	—	—		278,727	3,404	312	5	278,415	3,399
Global Diversified Income Fund (c)	283,890	3,475		16,905	233	300,795	3,707	—	—
Global Multi-Strategy Fund(b)	—	—		196,551	2,061	246	2	196,305	2,059
Global Multi-Strategy Fund(c)	205,984	2,167		8,906	99	214,890	2,264	—	—
Global Opportunities Fund(c)	121,289	1,338		5,340	65	10,584	126	116,045	1,278
Inflation Protection Fund (c)	300,906	2,433		14,306	122	27,810	237	287,402	2,319
International Emerging Markets	11,248	359		—	—	11,248	267	—	—
Fund(c)
International Small Company Fund(b)	—	—		54,874	565	53	1	54,821	564
International Small Company Fund(c)	744	7		55,669	575	56,413	582	—	—
LargeCap Growth Fund I(b)	—	—		89,178	1,029	91	2	89,087	1,027
LargeCap Growth Fund I(c)	101,229	1,169		3,501	45	104,730	1,220	—	—
LargeCap S&P 500 Index Fund (c)	124,500	1,461		5,378	88	10,648	172	119,230	1,384
LargeCap Value Fund III(c)	78,498	1,059		3,173	51	12,634	199	69,037	924
MidCap Fund (b)	—	—		41,657	613	46	1	41,611	612
MidCap Fund (c)	43,479	643		1,701	41	45,180	697	—	—
MidCap Value Fund III(b)	—	—		38,227	725	42	1	38,185	724
MidCap Value Fund III(c)	42,493	806		1,535	32	44,028	840	—	—
Origin Emerging Markets Fund(c)	28,067	279		—	—	28,067	265	—	—
Overseas Fund(c)	194,873	1,800		7,337	75	35,097	345	167,113	1,532
Short-Term Income Account	2,636,356	6,704		285,214	730	249,221	637	2,672,349	6,797
SmallCap Growth Fund I(b)	—	—		29,189	229	30	1	29,159	228
SmallCap Growth Fund I(c)	30,377	240		1,130	14	31,507	257	—	—
SmallCap Value Fund II(b)	—	—		27,616	215	30	2	27,586	213
SmallCap Value Fund II(c)	28,717	230		1,083	14	29,800	244	—	—
		$41,663			$14,241		$16,023		$39,891

					Realized Gain/Loss			Realized Gain from
		Income			on Investments		Capital Gain Distributions
Blue Chip Fund (b)			$—			$—			$—
Blue Chip Fund (c)			—			21			—
Bond Market Index Fund (c)			—			(1)			—
Core Plus Bond Account			—			(7)			—
Diversified International Fund(c)			—			19			—
Diversified Real Asset Fund(b)			—			—			—
Diversified Real Asset Fund(c)			—			(1)			—
Equity Income Fund (c)			12			40			—
Global Diversified Income Fund (b)			15			—			—
Global Diversified Income Fund (c)			77			(1)			—
Global Multi-Strategy Fund(b)			—			—			—
Global Multi-Strategy Fund(c)			—			(2)			—
Global Opportunities Fund(c)			—			1			—
Inflation Protection Fund (c)			—			1			—
International Emerging Markets Fund(c)			—			(92)			—
International Small Company Fund(b)			—			—			—
International Small Company Fund(c)			—			—			—
LargeCap Growth Fund I(b)			—			—			—
LargeCap Growth Fund I(c)			—			6			—
LargeCap S&P 500 Index Fund (c)			—			7			—
LargeCap Value Fund III(c)			—			13			—
MidCap Fund (b)			—			—			—
MidCap Fund (c)			—			13			—
MidCap Value Fund III(b)			—			—			—
MidCap Value Fund III(c)			—			2			—
Origin Emerging Markets Fund(c)			—			(14)			—
Overseas Fund(c)			—			2			—
Short-Term Income Account			—			—			—
SmallCap Growth Fund I(b)			—			—			—
SmallCap Growth Fund I(c)			—			3			—
SmallCap Value Fund II(b)			—			—			—
SmallCap Value Fund II(c)			—			—			—

See accompanying notes.

Schedule of Investments
Principal LifeTime 2010 Account
June 30, 2017 (unaudited)

	Realized Gain/Loss	Realized Gain from
Income	on Investments	Capital Gain Distributions
$104	$10	$—

(a)	Purchases and Sales include transactions related to the transition of assets from the Institutional Class to Class R-6.
(b)	Class R-6
(c)	Institutional Class

Amounts in thousands except shares

See accompanying notes.

		Schedule of Investments
		Principal LifeTime 2020 Account
		June 30, 2017 (unaudited)

INVESTMENT COMPANIES - 100.00%	Shares Held	Value (000's)
Principal Funds, Inc. Class R-6 - 35.07%
Blue Chip Fund (a),(b)	451,550	$8,670
Diversified Real Asset Fund (a)	459,731	5,177
Global Diversified Income Fund (a)	930,966	12,903
Global Multi-Strategy Fund (a),(b)	783,618	8,823
International Small Company Fund (a),(b)	317,824	3,668
LargeCap Growth Fund I (a)	650,439	8,781
MidCap Fund (a)	275,899	6,997
MidCap Value Fund III (a)	274,603	5,824
Real Estate Securities Fund (a)	84,402	1,968
SmallCap Growth Fund I (a),(b)	211,283	2,766
SmallCap Value Fund II (a)	207,122	2,682
		$68,259
Principal Funds, Inc. Institutional Class - 42.61%
Bond Market Index Fund (a)	1,203,431	13,310
Diversified International Fund (a)	941,191	11,972
Equity Income Fund (a)	273,360	8,116
Global Opportunities Fund (a)	778,016	9,865
Inflation Protection Fund (a)	749,635	6,387
LargeCap S&P 500 Index Fund (a)	804,277	13,536
LargeCap Value Fund III (a)	480,741	7,942
Overseas Fund (a)	1,103,771	11,799
		$82,927
Principal Variable Contracts Funds, Inc. Class 1 - 22.32%
Core Plus Bond Account (a)	2,854,852	32,774
Short-Term Income Account (a)	4,139,042	10,679
		$43,453
TOTAL INVESTMENT COMPANIES		$194,639
Total Investments		$194,639
Other Assets and Liabilities - 0.00%		$(7)
TOTAL NET ASSETS - 100.00%		$194,632

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(b)	Non-Income Producing Security

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	34.58%
Fixed Income Funds	32.44%
International Equity Funds	19.16%
Specialty Funds	13.82%
Other Assets and Liabilities	0.00%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Principal LifeTime 2020 Account
June 30, 2017 (unaudited)

	December 31,	December 31,
Affiliated Securities	2016	2016	Purchases	Purchases	Sales	Sales	June 30, 2017	June 30, 2017
	Shares	Cost	Shares(a)	Cost(a)	Shares(a)	Proceeds(a)	Shares	Cost
Blue Chip Fund (b)	—	$—	454,028	$7,155	2,478	$48	451,550	$7,107
Blue Chip Fund (c)	463,985	7,309	16,683	301	480,668	7,639	—	—
Bond Market Index Fund (c)	1,203,366	13,382	111,875	1,219	111,810	1,223	1,203,431	13,379
Core Plus Bond Account	2,937,818	34,690	118,531	1,339	201,497	2,279	2,854,852	33,743
Diversified International Fund(c)	1,003,558	15,249	39,912	472	102,279	1,204	941,191	14,549
Diversified Real Asset Fund(b)	—	—	462,382	5,183	2,651	30	459,731	5,153
Diversified Real Asset Fund(c)	472,527	5,291	16,986	188	489,513	5,486	—	—
Equity Income Fund (c)	278,580	5,410	14,078	407	19,298	559	273,360	5,266
Global Diversified Income Fund (b)	—	—	936,927	13,130	5,961	83	930,966	13,047
Global Diversified Income Fund (c)	937,079	13,135	57,102	784	994,181	13,920	—	—
Global Multi-Strategy Fund(b)	—	—	788,481	8,318	4,863	55	783,618	8,263
Global Multi-Strategy Fund(c)	807,452	8,529	31,118	346	838,570	8,874	—	—
Global Opportunities Fund(c)	801,577	8,575	33,839	407	57,400	693	778,016	8,306
Global Real Estate Securities Fund (c)	194,052	1,414	—	—	194,052	1,692	—	—
Inflation Protection Fund (c)	773,172	6,745	33,741	288	57,278	490	749,635	6,543
International Emerging Markets	65,395	2,083	—	—	65,395	1,554	—	—
Fund(c)
International Small Company Fund(b)	—	—	319,733	3,348	1,909	22	317,824	3,326
International Small Company Fund(c)	1,776	17	330,445	3,464	332,221	3,484	—	—
LargeCap Growth Fund I(b)	—	—	653,953	7,565	3,514	48	650,439	7,517
LargeCap Growth Fund I(c)	667,808	7,732	24,018	301	691,826	8,049	—	—
LargeCap S&P 500 Index Fund (c)	860,141	10,066	34,521	559	90,385	1,450	804,277	9,316
LargeCap Value Fund III(c)	495,140	6,519	20,534	329	34,933	559	480,741	6,291
MidCap Fund (b)	—	—	277,543	5,056	1,644	41	275,899	5,015
MidCap Fund (c)	283,880	5,210	11,036	263	294,916	5,480	—	—
MidCap Value Fund III(b)	—	—	276,149	4,933	1,546	33	274,603	4,900
MidCap Value Fund III(c)	283,466	5,053	10,101	207	293,567	5,266	—	—
Origin Emerging Markets Fund(c)	160,936	1,589	—	—	160,936	1,521	—	—
Overseas Fund(c)	1,136,431	10,602	46,915	472	79,575	804	1,103,771	10,270
Real Estate Securities Fund(b)	—	—	85,063	1,907	661	16	84,402	1,891
Real Estate Securities Fund(c)	46,956	1,043	42,222	958	89,178	2,002	—	—
Short-Term Income Account	3,947,780	10,164	532,320	1,360	341,058	875	4,139,042	10,649
SmallCap Growth Fund I(b)	—	—	212,417	1,664	1,134	14	211,283	1,650
SmallCap Growth Fund I(c)	216,764	1,719	7,633	94	224,397	1,816	—	—
SmallCap Value Fund II(b)	—	—	208,274	1,649	1,152	14	207,122	1,635
SmallCap Value Fund II(c)	212,524	1,708	7,189	94	219,713	1,800	—	—
		$183,234		$73,760		$79,123		$177,816

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Blue Chip Fund (b)		$—			$—			$—
Blue Chip Fund (c)		—			29			—
Bond Market Index Fund (c)		—			1			—
Core Plus Bond Account		—			(7)			—
Diversified International Fund(c)		—			32			—
Diversified Real Asset Fund(b)		—			—			—
Diversified Real Asset Fund(c)		—			7			—
Equity Income Fund (c)		79			8			—
Global Diversified Income Fund (b)		51			—			—
Global Diversified Income Fund (c)		261			1			—
Global Multi-Strategy Fund(b)		—			—			—
Global Multi-Strategy Fund(c)		—			(1)			—
Global Opportunities Fund(c)		—			17			—
Global Real Estate Securities Fund (c)		—			278			—
Inflation Protection Fund (c)		—			—			—
International Emerging Markets Fund(c)		—			(529)			—
International Small Company Fund(b)		—			—			—
International Small Company Fund(c)		—			3			—
LargeCap Growth Fund I(b)		—			—			—
LargeCap Growth Fund I(c)		—			16			—
LargeCap S&P 500 Index Fund (c)		—			141			—
LargeCap Value Fund III(c)		—			2			—
MidCap Fund (b)		—			—			—
MidCap Fund (c)		—			7			—
MidCap Value Fund III(b)		—			—			—
MidCap Value Fund III(c)		—			6			—
Origin Emerging Markets Fund(c)		—			(68)			—
Overseas Fund(c)		—			—			—
Real Estate Securities Fund(b)		—			—			—
Real Estate Securities Fund(c)		14			1			—
Short-Term Income Account		—			—			—
SmallCap Growth Fund I(b)		—			—			—

See accompanying notes.

		Schedule of Investments
		Principal LifeTime 2020 Account
		June 30, 2017 (unaudited)

		Realized Gain/Loss		Realized Gain from
	Income	on Investments		Capital Gain Distributions
SmallCap Growth Fund I(c)		$—	$3	$—
SmallCap Value Fund II(b)		—	—	—
SmallCap Value Fund II(c)		—	(2)	—
		$405	$(55)	$—

(a)	Purchases and Sales include transactions related to the transition of assets from the Institutional Class to Class R-6.
(b)	Class R-6
(c)	Institutional Class

Amounts in thousands except shares

See accompanying notes.

		Schedule of Investments
		Principal LifeTime 2030 Account
		June 30, 2017 (unaudited)

INVESTMENT COMPANIES - 100.00%	Shares Held	Value (000's)
Principal Funds, Inc. Class R-6 - 39.15%
Blue Chip Fund (a),(b)	349,828	$6,717
Diversified Real Asset Fund (a)	308,786	3,477
Global Diversified Income Fund (a)	445,103	6,169
Global Multi-Strategy Fund (a),(b)	462,164	5,204
International Emerging Markets Fund (a)	29,360	748
International Small Company Fund (a),(b)	284,171	3,279
LargeCap Growth Fund I (a)	676,749	9,136
MidCap Fund (a)	273,763	6,943
MidCap Value Fund III (a)	220,333	4,673
Origin Emerging Markets Fund (a)	56,779	583
Real Estate Securities Fund (a)	80,344	1,874
SmallCap Growth Fund I (a),(b)	195,762	2,563
SmallCap Value Fund II (a)	189,911	2,459
		$53,825
Principal Funds, Inc. Institutional Class - 49.23%
Bond Market Index Fund (a)	672,571	7,439
Diversified International Fund (a)	821,760	10,453
Equity Income Fund (a)	158,183	4,696
Global Opportunities Fund (a)	706,378	8,957
Inflation Protection Fund (a)	330,145	2,813
LargeCap S&P 500 Index Fund (a)	747,668	12,583
LargeCap Value Fund (a)	330,847	4,096
LargeCap Value Fund III (a)	387,349	6,399
Overseas Fund (a)	958,026	10,241
		$67,677
Principal Variable Contracts Funds, Inc. Class 1 - 11.62%
Core Plus Bond Account (a)	1,391,941	15,979

TOTAL INVESTMENT COMPANIES		$137,481
Total Investments		$137,481
Other Assets and Liabilities - 0.00%		$(6)
TOTAL NET ASSETS - 100.00%		$137,475

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(b)	Non-Income Producing Security

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	45.20%
International Equity Funds	24.92%
Fixed Income Funds	19.08%
Specialty Funds	10.80%
Other Assets and Liabilities	0.00%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Principal LifeTime 2030 Account
June 30, 2017 (unaudited)

	December 31,	December 31,
Affiliated Securities	2016	2016		Purchases	Purchases	Sales	Sales	June 30, 2017	June 30, 2017
	Shares	Cost		Shares(a)	Cost(a)	Shares(a)	Proceeds(a)	Shares	Cost
Blue Chip Fund (b)	—	$—		349,828	$5,527	—	$—	349,828	$5,527
Blue Chip Fund (c)	343,791	5,412		21,288	389	365,079	5,805	—	—
Bond Market Index Fund (c)	574,665	6,388		139,825	1,522	41,919	458	672,571	7,452
Core Plus Bond Account	1,400,750	15,954		102,095	1,154	110,904	1,250	1,391,941	15,860
Diversified International Fund(c)	841,670	10,143		56,996	684	76,906	903	821,760	9,932
Diversified Real Asset Fund(b)	—	—		308,786	3,636	—	—	308,786	3,636
Diversified Real Asset Fund(c)	303,187	3,573		19,838	221	323,025	3,794	—	—
Equity Income Fund (c)	161,208	4,293		11,180	325	14,205	407	158,183	4,216
Global Diversified Income Fund (b)	—	—		445,103	6,213	—	—	445,103	6,213
Global Diversified Income Fund (c)	403,698	5,649		61,460	841	465,158	6,490	—	—
Global Multi-Strategy Fund(b)	—	—		462,164	4,916	—	—	462,164	4,916
Global Multi-Strategy Fund(c)	389,408	4,115		95,877	1,058	485,285	5,173	—	—
Global Opportunities Fund(c)	693,146	7,622		50,565	613	37,333	452	706,378	7,785
Global Real Estate Securities Fund (c)	244,138	1,807		—	—	244,138	2,127	—	—
Inflation Protection Fund (c)	324,286	2,843		22,261	190	16,402	140	330,145	2,893
International Emerging Markets	—	—		29,360	682	—	—	29,360	682
Fund(b)
International Emerging Markets	56,343	1,435		33,993	790	90,336	2,099	—	—
Fund(c)
International Small Company Fund(b)	—	—		284,171	2,907	—	—	284,171	2,907
International Small Company Fund(c)	58,249	568		296,177	3,071	354,426	3,641	—	—
LargeCap Growth Fund I(b)	—	—		676,749	7,872	—	—	676,749	7,872
LargeCap Growth Fund I(c)	663,911	7,715		43,487	553	707,398	8,270	—	—
LargeCap S&P 500 Index Fund (c)	752,991	9,371		52,734	860	58,057	934	747,668	9,302
LargeCap Value Fund (c)	324,901	4,076		22,624	276	16,678	204	330,847	4,148
LargeCap Value Fund III(c)	379,924	5,164		28,405	456	20,980	336	387,349	5,284
MidCap Fund (b)	—	—		273,763	6,182	—	—	273,763	6,182
MidCap Fund (c)	290,296	6,559		17,025	411	307,321	6,976	—	—
MidCap Value Fund III(b)	—	—		220,333	3,763	—	—	220,333	3,763
MidCap Value Fund III(c)	192,131	3,168		40,727	832	232,858	4,001	—	—
Origin Emerging Markets Fund(b)	—	—		56,779	587	—	—	56,779	587
Origin Emerging Markets Fund(c)	138,963	1,364		4,723	44	143,686	1,409	—	—
Overseas Fund(c)	940,564	9,329		67,079	684	49,617	504	958,026	9,509
Real Estate Securities Fund(b)	—	—		80,344	1,810	—	—	80,344	1,810
Real Estate Securities Fund(c)	48,150	1,077		31,710	723	79,860	1,800	—	—
SmallCap Growth Fund I(b)	—	—		195,762	1,716	—	—	195,762	1,716
SmallCap Growth Fund I(c)	192,165	1,674		11,776	146	203,941	1,821	—	—
SmallCap Value Fund II(b)	—	—		189,911	1,581	—	—	189,911	1,581
SmallCap Value Fund II(c)	186,453	1,539		11,581	150	198,034	1,689	—	—
		$120,838			$63,385		$60,683		$123,773

					Realized Gain/Loss			Realized Gain from
		Income			on Investments		Capital Gain Distributions
Blue Chip Fund (b)			$—			$—			$—
Blue Chip Fund (c)			—			4			—
Bond Market Index Fund (c)			—			—			—
Core Plus Bond Account			—			2			—
Diversified International Fund(c)			—			8			—
Diversified Real Asset Fund(b)			—			—			—
Diversified Real Asset Fund(c)			—			—			—
Equity Income Fund (c)			45			5			—
Global Diversified Income Fund (b)			24			—			—
Global Diversified Income Fund (c)			121			—			—
Global Multi-Strategy Fund(b)			—			—			—
Global Multi-Strategy Fund(c)			—			—			—
Global Opportunities Fund(c)			—			2			—
Global Real Estate Securities Fund (c)			—			320			—
Inflation Protection Fund (c)			—			—			—
International Emerging Markets Fund(b)			—			—			—
International Emerging Markets Fund(c)			—			(126)			—
International Small Company Fund(b)			—			—			—
International Small Company Fund(c)			—			2			—
LargeCap Growth Fund I(b)			—			—			—
LargeCap Growth Fund I(c)			—			2			—
LargeCap S&P 500 Index Fund (c)			—			5			—
LargeCap Value Fund (c)			—			—			—
LargeCap Value Fund III(c)			—			—			—
MidCap Fund (b)			—			—			—
MidCap Fund (c)			—			6			—
MidCap Value Fund III(b)			—			—			—
MidCap Value Fund III(c)			—			1			—
Origin Emerging Markets Fund(b)			—			—			—

See accompanying notes.

		Schedule of Investments
		Principal LifeTime 2030 Account
		June 30, 2017 (unaudited)

		Realized Gain/Loss		Realized Gain from
	Income	on Investments		Capital Gain Distributions
Origin Emerging Markets Fund(c)		$—	$1	$—
Overseas Fund(c)		—	—	—
Real Estate Securities Fund(b)		—	—	—
Real Estate Securities Fund(c)		13	—	—
SmallCap Growth Fund I(b)		—	—	—
SmallCap Growth Fund I(c)		—	1	—
SmallCap Value Fund II(b)		—	—	—
SmallCap Value Fund II(c)		—	—	—
		$203	$233	$—

(a)	Purchases and Sales include transactions related to the transition of assets from the Institutional Class to Class R-6.
(b)	Class R-6
(c)	Institutional Class

Amounts in thousands except shares

See accompanying notes.

		Schedule of Investments
		Principal LifeTime 2040 Account
		June 30, 2017 (unaudited)

INVESTMENT COMPANIES - 100.01%	Shares Held	Value (000's)
Principal Funds, Inc. Class R-6 - 33.34%
Blue Chip Fund (a),(b)	90,967	$1,747
Diversified Real Asset Fund (a)	124,965	1,407
International Emerging Markets Fund (a)	28,325	722
International Small Company Fund (a),(b)	134,023	1,547
LargeCap Growth Fund I (a)	443,420	5,986
MidCap Value Fund III (a)	135,433	2,872
Origin Emerging Markets Fund (a)	68,167	700
Real Estate Securities Fund (a)	49,969	1,165
SmallCap Growth Fund I (a),(b)	109,122	1,428
SmallCap Value Fund II (a)	102,752	1,331
		$18,905
Principal Funds, Inc. Institutional Class - 58.17%
Bond Market Index Fund (a)	222,847	2,465
Diversified International Fund (a)	404,662	5,147
Equity Income Fund (a)	52,954	1,572
Global Opportunities Fund (a)	172,627	2,189
High Yield Fund I (a)	159,887	1,589
LargeCap S&P 500 Index Fund (a)	379,188	6,382
LargeCap Value Fund (a)	158,238	1,959
LargeCap Value Fund III (a)	229,913	3,798
MidCap Growth Fund III (a),(b)	244,870	2,782
Overseas Fund (a)	477,255	5,102
		$32,985
Principal Variable Contracts Funds, Inc. Class 1 - 8.50%
Core Plus Bond Account (a)	420,162	4,823

TOTAL INVESTMENT COMPANIES		$56,713
Total Investments		$56,713
Other Assets and Liabilities - (0.01)%		$(6)
TOTAL NET ASSETS - 100.00%		$56,707

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(b)	Non-Income Producing Security

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	54.71%
International Equity Funds	27.17%
Fixed Income Funds	15.65%
Specialty Funds	2.48%
Other Assets and Liabilities	(0.01)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Principal LifeTime 2040 Account
June 30, 2017 (unaudited)

	December 31,	December 31,
Affiliated Securities	2016	2016		Purchases	Purchases	Sales		Sales	June 30, 2017	June 30, 2017
	Shares	Cost		Shares(a)	Cost(a)	Shares(a)	Proceeds(a)		Shares	Cost
Blue Chip Fund (b)	—	$—		91,108	$1,569	141		$2	90,967	$1,567
Blue Chip Fund (c)	64,981	1,111		31,753	559	96,734		1,670	—	—
Bond Market Index Fund (c)	201,407	2,241		39,924	436	18,484		203	222,847	2,474
Core Plus Bond Account	367,735	4,228		85,863	969	33,436		378	420,162	4,819
Diversified International Fund(c)	415,261	5,007		40,827	497	51,426		601	404,662	4,904
Diversified Real Asset Fund(b)	—	—		125,148	1,472	183		2	124,965	1,470
Diversified Real Asset Fund(c)	121,231	1,427		10,760	120	131,991		1,547	—	—
Equity Income Fund (c)	50,610	1,374		7,030	205	4,686		134	52,954	1,445
Global Opportunities Fund(c)	167,677	1,846		17,917	220	12,967		156	172,627	1,910
Global Real Estate Securities Fund (c)	65,380	472		—	—	65,380		569	—	—
High Yield Fund I(c)	150,648	1,485		22,016	219	12,777		127	159,887	1,577
International Emerging Markets	—	—		28,359	850	34		—	28,325	850
Fund(b)
International Emerging Markets	27,634	831		2,103	50	29,737		882	—	—
Fund(c)
International Small Company Fund(b)	—	—		134,219	1,336	196		2	134,023	1,334
International Small Company Fund(c)	80,825	787		61,436	632	142,261		1,420	—	—
LargeCap Growth Fund I(b)	—	—		444,018	5,172	598		8	443,420	5,164
LargeCap Growth Fund I(c)	464,464	5,395		36,851	474	501,315		5,872	—	—
LargeCap S&P 500 Index Fund (c)	377,683	4,886		39,597	650	38,092		609	379,188	4,926
LargeCap Value Fund (c)	160,123	2,019		15,595	191	17,480		211	158,238	1,997
LargeCap Value Fund III(c)	228,083	3,072		23,468	378	21,638		342	229,913	3,107
MidCap Growth Fund III(c)	237,299	2,467		27,375	300	19,804		212	244,870	2,555
MidCap Value Fund III(b)	—	—		135,636	2,402	203		4	135,433	2,398
MidCap Value Fund III(c)	131,920	2,310		12,101	250	144,021		2,560	—	—
Origin Emerging Markets Fund(b)	—	—		68,255	688	88		2	68,167	686
Origin Emerging Markets Fund(c)	66,382	668		5,599	53	71,981		722	—	—
Overseas Fund(c)	489,726	4,931		48,148	497	60,619		600	477,255	4,828
Real Estate Securities Fund(b)	—	—		50,044	1,132	75		2	49,969	1,130
Real Estate Securities Fund(c)	35,514	800		17,373	396	52,887		1,196	—	—
SmallCap Growth Fund I(b)	—	—		109,254	1,248	132		3	109,122	1,245
SmallCap Growth Fund I(c)	106,292	1,211		8,081	101	114,373		1,312	—	—
SmallCap Value Fund II(b)	—	—		102,887	1,044	135		2	102,752	1,042
SmallCap Value Fund II(c)	99,980	1,007		7,752	101	107,732		1,108	—	—
		$49,575			$24,211			$22,458		$51,428

					Realized Gain/Loss				Realized Gain from
		Income			on Investments			Capital Gain Distributions
Blue Chip Fund (b)			$—			$—	$			—
Blue Chip Fund (c)			—			—				—
Bond Market Index Fund (c)			—			—				—
Core Plus Bond Account			—			—				—
Diversified International Fund(c)			—			1				—
Diversified Real Asset Fund(b)			—			—				—
Diversified Real Asset Fund(c)			—			—				—
Equity Income Fund (c)			15			—				—
Global Opportunities Fund(c)			—			—				—
Global Real Estate Securities Fund (c)			—			97				—
High Yield Fund I(c)			40			—				—
International Emerging Markets Fund(b)			—			—				—
International Emerging Markets Fund(c)			—			1				—
International Small Company Fund(b)			—			—				—
International Small Company Fund(c)			—			1				—
LargeCap Growth Fund I(b)			—			—				—
LargeCap Growth Fund I(c)			—			3				—
LargeCap S&P 500 Index Fund (c)			—			(1)				—
LargeCap Value Fund (c)			—			(2)				—
LargeCap Value Fund III(c)			—			(1)				—
MidCap Growth Fund III(c)			—			—				—
MidCap Value Fund III(b)			—			—				—
MidCap Value Fund III(c)			—			—				—
Origin Emerging Markets Fund(b)			—			—				—
Origin Emerging Markets Fund(c)			—			1				—
Overseas Fund(c)			—			—				—
Real Estate Securities Fund(b)			—			—				—
Real Estate Securities Fund(c)			8			—				—
SmallCap Growth Fund I(b)			—			—				—
SmallCap Growth Fund I(c)			—			—				—
SmallCap Value Fund II(b)			—			—				—
SmallCap Value Fund II(c)			—			—				—

See accompanying notes.

	Schedule of Investments
	Principal LifeTime 2040 Account
	June 30, 2017 (unaudited)

	Realized Gain/Loss	Realized Gain from
Income	on Investments	Capital Gain Distributions
$63	$100	$—

(a)	Purchases and Sales include transactions related to the transition of assets from the Institutional Class to Class R-6.
(b)	Class R-6
(c)	Institutional Class

Amounts in thousands except shares

See accompanying notes.

		Schedule of Investments
		Principal LifeTime 2050 Account
		June 30, 2017 (unaudited)

INVESTMENT COMPANIES - 100.02%	Shares Held	Value (000's)
Principal Funds, Inc. Class R-6 - 36.12%
Blue Chip Fund (a),(b)	64,053	$1,230
Diversified Real Asset Fund (a)	65,849	742
International Emerging Markets Fund (a)	16,280	415
International Small Company Fund (a),(b)	75,169	867
LargeCap Growth Fund I (a)	257,514	3,476
MidCap Value Fund III (a)	79,575	1,688
Origin Emerging Markets Fund (a)	39,470	405
Real Estate Securities Fund (a)	30,766	718
SmallCap Growth Fund I (a),(b)	60,381	790
SmallCap Value Fund II (a)	60,382	782
		$11,113
Principal Funds, Inc. Institutional Class - 59.46%
Bond Market Index Fund (a)	67,334	745
Diversified International Fund (a)	241,344	3,070
Equity Income Fund (a)	30,281	899
Global Opportunities Fund (a)	100,367	1,273
High Yield Fund I (a)	55,681	553
LargeCap S&P 500 Index Fund (a)	227,211	3,824
LargeCap Value Fund (a)	85,517	1,059
LargeCap Value Fund III (a)	132,817	2,194
MidCap Growth Fund III (a),(b)	145,536	1,653
Overseas Fund (a)	282,496	3,020
		$18,290
Principal Variable Contracts Funds, Inc. Class 1 - 4.44%
Core Plus Bond Account (a)	118,890	1,365

TOTAL INVESTMENT COMPANIES		$30,768
Total Investments		$30,768
Other Assets and Liabilities - (0.02)%		$(6)
TOTAL NET ASSETS - 100.00%		$30,762

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(b)	Non-Income Producing Security

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	59.52%
International Equity Funds	29.43%
Fixed Income Funds	8.66%
Specialty Funds	2.41%
Other Assets and Liabilities	(0.02)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Principal LifeTime 2050 Account
June 30, 2017 (unaudited)

	December 31,	December 31,
Affiliated Securities	2016	2016		Purchases	Purchases	Sales		Sales	June 30, 2017	June 30, 2017
	Shares	Cost		Shares(a)	Cost(a)	Shares(a)		Proceeds(a)	Shares	Cost
Blue Chip Fund (b)	—	$—		64,081	$1,086	28		$1	64,053	$1,085
Blue Chip Fund (c)	61,811	1,043		4,326	79	66,137		1,122	—	—
Bond Market Index Fund (c)	55,704	621		14,492	158	2,862		32	67,334	747
Core Plus Bond Account	105,230	1,223		18,886	212	5,226		59	118,890	1,376
Diversified International Fund(c)	245,446	2,989		18,402	220	22,504		261	241,344	2,950
Diversified Real Asset Fund(b)	—	—		65,882	759	33		1	65,849	758
Diversified Real Asset Fund(c)	63,273	729		4,916	55	68,189		784	—	—
Equity Income Fund (c)	28,574	780		3,181	92	1,474		42	30,281	830
Global Opportunities Fund(c)	96,514	1,049		7,896	96	4,043		49	100,367	1,096
Global Real Estate Securities Fund (c)	43,762	317		—	—	43,762		384	—	—
High Yield Fund I(c)	51,957	506		6,099	61	2,375		24	55,681	543
International Emerging Markets	—	—		16,287	482	7		—	16,280	482
Fund(b)
International Emerging Markets	15,728	469		1,063	25	16,791		494	—	—
Fund(c)
International Small Company Fund(b)	—	—		75,208	746	39		—	75,169	746
International Small Company Fund(c)	47,379	461		30,766	316	78,145		777	—	—
LargeCap Growth Fund I(b)	—	—		257,631	3,016	117		1	257,514	3,015
LargeCap Growth Fund I(c)	247,711	2,890		18,583	236	266,294		3,127	—	—
LargeCap S&P 500 Index Fund (c)	218,557	2,856		17,702	288	9,048		145	227,211	2,999
LargeCap Value Fund (c)	82,134	1,034		6,894	84	3,511		43	85,517	1,075
LargeCap Value Fund III(c)	127,684	1,738		10,471	168	5,338		85	132,817	1,821
MidCap Growth Fund III(c)	139,555	1,421		12,264	133	6,283		67	145,536	1,487
MidCap Value Fund III(b)	—	—		79,615	1,406	40		1	79,575	1,405
MidCap Value Fund III(c)	76,756	1,339		6,071	125	82,827		1,464	—	—
Origin Emerging Markets Fund(b)	—	—		39,487	372	17		—	39,470	372
Origin Emerging Markets Fund(c)	38,020	358		2,828	26	40,848		384	—	—
Overseas Fund(c)	282,192	2,769		21,679	220	21,375		211	282,496	2,778
Real Estate Securities Fund(b)	—	—		30,782	698	16		1	30,766	697
Real Estate Securities Fund(c)	20,928	472		10,970	252	31,898		724	—	—
SmallCap Growth Fund I(b)	—	—		60,407	654	26		—	60,381	654
SmallCap Growth Fund I(c)	58,229	628		3,983	49	62,212		677	—	—
SmallCap Value Fund II(b)	—	—		60,408	597	26		—	60,382	597
SmallCap Value Fund II(c)	58,349	570		3,781	49	62,130		619	—	—
		$26,262			$12,760			$11,579		$27,513

					Realized Gain/Loss				Realized Gain from
		Income			on Investments			Capital Gain Distributions
Blue Chip Fund (b)			$—			$—	$			—
Blue Chip Fund (c)			—			—				—
Bond Market Index Fund (c)			—			—				—
Core Plus Bond Account			—			—				—
Diversified International Fund(c)			—			2				—
Diversified Real Asset Fund(b)			—			—				—
Diversified Real Asset Fund(c)			—			—				—
Equity Income Fund (c)			8			—				—
Global Opportunities Fund(c)			—			—				—
Global Real Estate Securities Fund (c)			—			67				—
High Yield Fund I(c)			14			—				—
International Emerging Markets Fund(b)			—			—				—
International Emerging Markets Fund(c)			—			—				—
International Small Company Fund(b)			—			—				—
International Small Company Fund(c)			—			—				—
LargeCap Growth Fund I(b)			—			—				—
LargeCap Growth Fund I(c)			—			1				—
LargeCap S&P 500 Index Fund (c)			—			—				—
LargeCap Value Fund (c)			—			—				—
LargeCap Value Fund III(c)			—			—				—
MidCap Growth Fund III(c)			—			—				—
MidCap Value Fund III(b)			—			—				—
MidCap Value Fund III(c)			—			—				—
Origin Emerging Markets Fund(b)			—			—				—
Origin Emerging Markets Fund(c)			—			—				—
Overseas Fund(c)			—			—				—
Real Estate Securities Fund(b)			—			—				—
Real Estate Securities Fund(c)			5			—				—
SmallCap Growth Fund I(b)			—			—				—
SmallCap Growth Fund I(c)			—			—				—
SmallCap Value Fund II(b)			—			—				—
SmallCap Value Fund II(c)			—			—				—

See accompanying notes.

Schedule of Investments
Principal LifeTime 2050 Account
June 30, 2017 (unaudited)

	Realized Gain/Loss	Realized Gain from
Income	on Investments	Capital Gain Distributions
$27	$70	$—

(a)	Purchases and Sales include transactions related to the transition of assets from the Institutional Class to Class R-6.
(b)	Class R-6
(c)	Institutional Class

Amounts in thousands except shares

See accompanying notes.

		Schedule of Investments
		Principal LifeTime 2060 Account
		June 30, 2017 (unaudited)

INVESTMENT COMPANIES - 100.16%	Shares Held	Value (000's)
Principal Funds, Inc. Class R-6 - 36.20%
Blue Chip Fund (a),(b)	6,553	$126
Diversified Real Asset Fund (a)	7,444	84
International Emerging Markets Fund (a)	1,897	48
International Small Company Fund (a),(b)	10,021	116
LargeCap Growth Fund I (a)	32,615	440
MidCap Value Fund III (a)	10,323	219
Origin Emerging Markets Fund (a)	4,420	46
Real Estate Securities Fund (a)	3,871	90
SmallCap Growth Fund I (a),(b)	6,626	87
SmallCap Value Fund II (a)	6,574	85
		$1,341
Principal Funds, Inc. Institutional Class - 61.31%
Bond Market Index Fund (a)	4,760	53
Diversified International Fund (a)	30,058	382
Equity Income Fund (a)	3,954	117
Global Opportunities Fund (a)	12,611	160
High Yield Fund I (a)	7,136	71
LargeCap S&P 500 Index Fund (a)	27,836	468
LargeCap Value Fund (a)	11,619	144
LargeCap Value Fund III (a)	16,814	278
MidCap Growth Fund III (a),(b)	19,097	217
Overseas Fund (a)	35,655	381
		$2,271
Principal Variable Contracts Funds, Inc. Class 1 - 2.65%
Core Plus Bond Account (a)	8,544	98

TOTAL INVESTMENT COMPANIES		$3,710
Total Investments		$3,710
Other Assets and Liabilities - (0.16)%		$(6)
TOTAL NET ASSETS - 100.00%		$3,704

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(b)	Non-Income Producing Security

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	61.34%
International Equity Funds	30.58%
Fixed Income Funds	5.98%
Specialty Funds	2.26%
Other Assets and Liabilities	(0.16)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Principal LifeTime 2060 Account
June 30, 2017 (unaudited)

	December 31,	December 31,
Affiliated Securities	2016	2016		Purchases	Purchases	Sales		Sales	June 30, 2017	June 30, 2017
	Shares	Cost		Shares(a)	Cost(a)	Shares(a)	Proceeds(a)		Shares	Cost
Blue Chip Fund (b)	—	$—		6,563	$114	10		$1	6,553	$113
Blue Chip Fund (c)	5,045	85		1,836	34	6,881		119	—	—
Bond Market Index Fund (c)	3,656	41		1,439	16	335		5	4,760	52
Core Plus Bond Account	6,611	75		2,521	29	588		7	8,544	97
Diversified International Fund(c)	25,316	288		7,957	96	3,215		37	30,058	347
Diversified Real Asset Fund(b)	—	—		7,455	85	11		—	7,444	85
Diversified Real Asset Fund(c)	5,754	66		2,039	23	7,793		89	—	—
Equity Income Fund (c)	2,963	80		1,287	37	296		8	3,954	109
Global Opportunities Fund(c)	9,956	119		3,484	42	829		9	12,611	152
Global Real Estate Securities Fund (c)	4,499	43		—	—	4,499		40	—	—
High Yield Fund I(c)	5,454	55		2,143	21	461		4	7,136	72
International Emerging Markets	—	—		1,899	45	2		—	1,897	45
Fund(b)
International Emerging Markets	1,508	36		476	11	1,984		47	—	—
Fund(c)
International Small Company Fund(b)	—	—		10,034	102	13		—	10,021	102
International Small Company Fund(c)	4,931	48		5,566	58	10,497		106	—	—
LargeCap Growth Fund I(b)	—	—		32,655	407	40		1	32,615	406
LargeCap Growth Fund I(c)	26,081	322		7,943	102	34,024		424	—	—
LargeCap S&P 500 Index Fund (c)	21,961	312		7,704	126	1,829		29	27,836	409
LargeCap Value Fund(c)	9,323	117		3,002	36	706		8	11,619	145
LargeCap Value Fund III(c)	13,313	197		4,579	73	1,078		17	16,814	253
MidCap Growth Fund III(c)	14,083	148		6,286	68	1,272		13	19,097	203
MidCap Value Fund III(b)	—	—		10,336	201	13		—	10,323	201
MidCap Value Fund III(c)	7,703	146		3,121	64	10,824		210	—	—
Origin Emerging Markets Fund(b)	—	—		4,426	43	6		—	4,420	43
Origin Emerging Markets Fund(c)	3,436	34		1,209	11	4,645		45	—	—
Overseas Fund(c)	30,065	308		9,373	96	3,783		37	35,655	367
Real Estate Securities Fund(b)	—	—		3,876	88	5		—	3,871	88
Real Estate Securities Fund(c)	2,161	49		1,879	43	4,040		92	—	—
SmallCap Growth Fund I(b)	—	—		6,635	82	9		—	6,626	82
SmallCap Growth Fund I(c)	5,170	64		1,759	22	6,929		86	—	—
SmallCap Value Fund II(b)	—	—		6,583	84	9		—	6,574	84
SmallCap Value Fund II(c)	5,161	65		1,689	22	6,850		87	—	—
		$2,698			$2,281			$1,521		$3,455

					Realized Gain/Loss				Realized Gain from
		Income			on Investments			Capital Gain Distributions
Blue Chip Fund (b)			$—			$—	$			—
Blue Chip Fund (c)			—			—				—
Bond Market Index Fund (c)			—			—				—
Core Plus Bond Account			—			—				—
Diversified International Fund(c)			—			—				—
Diversified Real Asset Fund(b)			—			—				—
Diversified Real Asset Fund(c)			—			—				—
Equity Income Fund (c)			1			—				—
Global Opportunities Fund(c)			—			—				—
Global Real Estate Securities Fund (c)			—			(3)				—
High Yield Fund I(c)			1			—				—
International Emerging Markets Fund(b)			—			—				—
International Emerging Markets Fund(c)			—			—				—
International Small Company Fund(b)			—			—				—
International Small Company Fund(c)			—			—				—
LargeCap Growth Fund I(b)			—			—				—
LargeCap Growth Fund I(c)			—			—				—
LargeCap S&P 500 Index Fund (c)			—			—				—
LargeCap Value Fund (c)			—			—				—
LargeCap Value Fund III(c)			—			—				—
MidCap Growth Fund III(c)			—			—				—
MidCap Value Fund III(b)			—			—				—
MidCap Value Fund III(c)			—			—				—
Origin Emerging Markets Fund(b)			—			—				—
Origin Emerging Markets Fund(c)			—			—				—
Overseas Fund(c)			—			—				—
Real Estate Securities Fund(b)			—			—				—
Real Estate Securities Fund(c)			1			—				—
SmallCap Growth Fund I(b)			—			—				—
SmallCap Growth Fund I(c)			—			—				—
SmallCap Value Fund II(b)			—			—				—
SmallCap Value Fund II(c)			—			—				—

See accompanying notes.

	Schedule of Investments
	Principal LifeTime 2060 Account
	June 30, 2017 (unaudited)

	Realized Gain/Loss	Realized Gain from
Income	on Investments	Capital Gain Distributions
$3	$(3)	$—

(a)	Purchases and Sales include transactions related to the transition of assets from the Institutional Class to Class R-6.
(b)	Class R-6
(c)	Institutional Class

Amounts in thousands except shares

See accompanying notes.

Schedule of Investments
Principal LifeTime Strategic Income Account
June 30, 2017 (unaudited)

INVESTMENT COMPANIES - 100.02%	Shares Held	Value (000's)
Principal Funds, Inc. Class R-6 - 24.74%
Blue Chip Fund (a),(b)	44,216	$849
Global Diversified Income Fund (a)	179,785	2,492
Global Multi-Strategy Fund (a),(b)	137,918	1,553
International Small Company Fund (a),(b)	18,933	218
MidCap Fund (a)	27,349	694
SmallCap Growth Fund I (a),(b)	8,525	112
SmallCap Value Fund II (a)	8,590	111
		$6,029
Principal Funds, Inc. Institutional Class - 32.14%
Bond Market Index Fund (a)	251,863	2,786
Diversified International Fund (a)	51,611	656
Equity Income Fund (a)	27,339	812
Global Opportunities Fund (a)	32,559	413
Inflation Protection Fund (a)	207,465	1,767
LargeCap S&P 500 Index Fund (a)	45,136	760
Overseas Fund (a)	59,631	637
		$7,831
Principal Variable Contracts Funds, Inc. Class 1 - 43.14%
Core Plus Bond Account (a)	476,829	5,474
Short-Term Income Account (a)	1,952,303	5,037
		$10,511
TOTAL INVESTMENT COMPANIES		$24,371
Total Investments		$24,371
Other Assets and Liabilities - (0.02)%		$(6)
TOTAL NET ASSETS - 100.00%		$24,365

(a)		Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(b) Non-Income Producing Security

Portfolio Summary (unaudited)

Fund Type		Percent
Fixed Income Funds		61.83%
Specialty Funds		16.60%
Domestic Equity Funds		13.69%
International Equity Funds		7.90%
Other Assets and Liabilities		(0.02)%
TOTAL NET ASSETS		100.00%

See accompanying notes.

Schedule of Investments
Principal LifeTime Strategic Income Account
June 30, 2017 (unaudited)

	December 31,	December 31,
Affiliated Securities	2016	2016		Purchases	Purchases	Sales		Sales	June 30, 2017	June 30, 2017
	Shares	Cost		Shares(a)	Cost(a)	Shares(a)	Proceeds(a)		Shares	Cost
Blue Chip Fund (b)	—	$—		44,286	$719	70		$1	44,216	$718
Blue Chip Fund (c)	52,493	858		1,669	30	54,162		894	—	—
Bond Market Index Fund (c)	249,411	2,776		29,459	321	27,007		296	251,863	2,802
Core Plus Bond Account	523,761	6,248		19,968	226	66,900		754	476,829	5,712
Diversified International Fund(c)	60,496	798		1,936	23	10,821		127	51,611	701
Equity Income Fund (c)	32,234	612		1,378	40	6,273		178	27,339	514
Global Diversified Income Fund (b)	—	—		180,072	1,940	287		4	179,785	1,936
Global Diversified Income Fund (c)	185,439	2,015		10,242	141	195,681		2,155	—	—
Global Multi-Strategy Fund(b)	—	—		138,178	1,451	260		3	137,918	1,448
Global Multi-Strategy Fund(c)	147,108	1,551		5,978	67	153,086		1,617	—	—
Global Opportunities Fund(c)	34,998	384		1,664	20	4,103		49	32,559	356
Inflation Protection Fund (c)	220,255	1,774		8,820	75	21,610		184	207,465	1,666
International Small Company Fund(b)	—	—		18,933	191	—		—	18,933	191
International Small Company Fund(c)	274	3		18,618	188	18,892		191	—	—
LargeCap S&P 500 Index Fund (c)	47,582	583		1,667	27	4,113		67	45,136	546
MidCap Fund (b)	—	—		27,391	415	42		1	27,349	414
MidCap Fund (c)	28,850	448		985	24	29,835		475	—	—
Overseas Fund(c)	76,374	689		2,283	23	19,026		187	59,631	526
Short-Term Income Account	1,996,074	5,022		162,688	416	206,459		527	1,952,303	4,911
SmallCap Growth Fund I(b)	—	—		8,541	68	16		—	8,525	68
SmallCap Growth Fund I(c)	9,105	74		385	5	9,490		80	—	—
SmallCap Value Fund II(b)	—	—		8,606	67	16		—	8,590	67
SmallCap Value Fund II(c)	9,143	74		366	5	9,509		79	—	—
		$23,909			$6,482			$7,869		$22,576

					Realized Gain/Loss				Realized Gain from
		Income			on Investments			Capital Gain Distributions
Blue Chip Fund (b)			$—			$—	$			—
Blue Chip Fund (c)			—			6				—
Bond Market Index Fund (c)			—			1				—
Core Plus Bond Account			—			(8)				—
Diversified International Fund(c)			—			7				—
Equity Income Fund (c)			8			40				—
Global Diversified Income Fund (b)			10			—				—
Global Diversified Income Fund (c)			50			(1)				—
Global Multi-Strategy Fund(b)			—			—				—
Global Multi-Strategy Fund(c)			—			(1)				—
Global Opportunities Fund(c)			—			1				—
Inflation Protection Fund (c)			—			1				—
International Small Company Fund(b)			—			—				—
International Small Company Fund(c)			—			—				—
LargeCap S&P 500 Index Fund (c)			—			3				—
MidCap Fund (b)			—			—				—
MidCap Fund (c)			—			3				—
Overseas Fund(c)			—			1				—
Short-Term Income Account			—			—				—
SmallCap Growth Fund I(b)			—			—				—
SmallCap Growth Fund I(c)			—			1				—
SmallCap Value Fund II(b)			—			—				—
SmallCap Value Fund II(c)			—			—				—
			$68			$54	$			—

(a)	Purchases and Sales include transactions related to the transition of assets from the Institutional Class to Class R-6.
(b)	Class R-6
(c)	Institutional Class

Amounts in thousands except shares

See accompanying notes.

     Schedule of Investments Real Estate Securities Account June 30, 2017 (unaudited)

COMMON STOCKS - 99.22%	Shares Held	Value (000's)	Portfolio Summary (unaudited)
Lodging - 2.63%			Sector	Percent
Hilton Grand Vacations Inc (a)	25,421	$916	Financial	94.86%
Hilton Worldwide Holdings Inc	51,608	3,192	Consumer, Cyclical	2.63%
		$4,108	Technology	1.73%
Real Estate - 0.48%			Investment Companies	0.70%
CBRE Group Inc (a)	20,790	757	Other Assets and Liabilities	0.08%
			TOTAL NET ASSETS	100.00%
REITS - 94.38%
Alexandria Real Estate Equities Inc	37,630	4,533
American Campus Communities Inc	15,913	753
American Tower Corp	24,229	3,206
Apartment Investment & Management Co	120,114	5,161
AvalonBay Communities Inc	42,910	8,246
Boston Properties Inc	39,482	4,857
Colony Starwood Homes	102,912	3,531
Crown Castle International Corp	31,090	3,115
CubeSmart	88,659	2,131
DDR Corp	99,250	900
Duke Realty Corp	150,302	4,201
Education Realty Trust Inc	11,554	448
EPR Properties	34,877	2,507
Equinix Inc	25,029	10,741
Equity LifeStyle Properties Inc	22,820	1,970
Equity Residential	26,787	1,763
Essex Property Trust Inc	33,524	8,625
Extra Space Storage Inc	52,270	4,077
First Industrial Realty Trust Inc	43,872	1,256
GGP Inc	62,337	1,469
Healthcare Trust of America Inc	50,186	1,561
Host Hotels & Resorts Inc	65,518	1,197
Hudson Pacific Properties Inc	70,472	2,409
Invitation Homes Inc	110,714	2,395
Kilroy Realty Corp	51,106	3,841
Kite Realty Group Trust	35,740	677
Park Hotels & Resorts Inc	33,553	905
Physicians Realty Trust	138,141	2,782
Prologis Inc	119,974	7,035
Public Storage	17,602	3,671
Regency Centers Corp	73,294	4,591
Saul Centers Inc	19,948	1,157
Senior Housing Properties Trust	80,310	1,641
Simon Property Group Inc	81,040	13,109
SL Green Realty Corp	33,150	3,507
Spirit Realty Capital Inc	254,890	1,889
STORE Capital Corp	187,685	4,213
Sun Communities Inc	41,402	3,631
Sunstone Hotel Investors Inc	190,431	3,070
Tanger Factory Outlet Centers Inc	18,110	470
Terreno Realty Corp	25,630	863
Vornado Realty Trust	20,323	1,908
Welltower Inc	103,235	7,727
		$147,739
Software - 1.73%
InterXion Holding NV (a)	59,149	2,708

TOTAL COMMON STOCKS		$155,312
INVESTMENT COMPANIES - 0.70%	Shares Held	Value (000's)
Money Market Funds - 0.70%
BlackRock Liquidity Funds FedFund Portfolio	1,094,813	1,095

TOTAL INVESTMENT COMPANIES		$1,095
Total Investments		$156,407
Other Assets and Liabilities - 0.08%		$128
TOTAL NET ASSETS - 100.00%		$156,535

(a) Non-Income Producing Security

See accompanying notes.

		Schedule of Investments
		SAM Balanced Portfolio
		June 30, 2017 (unaudited)

INVESTMENT COMPANIES - 100.02%	Shares Held	Value (000's)
Money Market Funds - 0.06%
Cash Account Trust - Government & Agency	459,725	$460
Portfolio - Government Cash Managed

Principal Exchange-Traded Funds - 5.15%
Principal Active Global Dividend Income ETF	776,000	19,810
(a),(b)
Principal EDGE Active Income ETF (a)	209,300	8,722
Principal U.S. Small Cap Index ETF (a)	392,600	11,283
		$39,815
Principal Funds, Inc. Class R-6 - 34.27%
Blue Chip Fund (a),(b)	1,943,719	37,320
Diversified Real Asset Fund (a)	2,878,539	32,412
EDGE MidCap Fund (a),(b)	1,278,511	16,352
Global Multi-Strategy Fund (a),(b)	5,300,853	59,688
Global Real Estate Securities Fund (a)	2,252,656	20,724
High Yield Fund (a)	1,547,499	11,452
International Emerging Markets Fund (a)	676,148	17,228
International Small Company Fund (a),(b)	829,764	9,575
Preferred Securities Fund (a)	1,903,145	19,831
Real Estate Debt Income Fund (a)	795,156	7,649
Small-MidCap Dividend Income Fund (a)	1,936,248	32,529
		$264,760
Principal Funds, Inc. Institutional Class - 32.22%
Diversified International Fund (a)	7,010,317	89,171
Inflation Protection Fund (a)	1,434,543	12,222
LargeCap Growth Fund (a)	2,401,965	23,515
LargeCap Value Fund (a)	4,122,356	51,035
Principal Capital Appreciation Fund (a)	354,561	21,529
Short-Term Income Fund (a)	4,219,968	51,484
		$248,956
Principal Variable Contracts Funds, Inc. Class 1 - 28.32%
Equity Income Account (a)	3,358,880	84,174
Government & High Quality Bond Account (a)	4,092,527	41,335
Income Account (a)	8,768,186	93,293
		$218,802
TOTAL INVESTMENT COMPANIES		$772,793
Total Investments		$772,793
Other Assets and Liabilities - (0.02)%		$(178)
TOTAL NET ASSETS - 100.00%		$772,615

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(b)	Non-Income Producing Security

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	35.95%
Fixed Income Funds	31.84%
International Equity Funds	20.25%
Specialty Funds	11.92%
Investment Companies	0.06%
Other Assets and Liabilities	(0.02)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
SAM Balanced Portfolio
June 30, 2017 (unaudited)

	December 31,	December 31,							June 30,
Affiliated Securities	2016	2016		Purchases	Purchases	Sales	Sales	June 30, 2017	2017
	Shares	Cost		Shares(a)	Cost(a)	Shares(a)	Proceeds(a)	Shares	Cost
Blue Chip Fund (b)	2,103,718	$28,329		3,261	$60	2,106,979	$28,791	— $	—
Blue Chip Fund (c)	—	—		1,949,312	25,895	5,593	108	1,943,719	25,807
Diversified International Fund(b)	7,540,074	89,095		13,574	162	543,331	6,555	7,010,317	82,656
Diversified Real Asset Fund(b)	—	—		3,124,152	34,281	3,124,152	34,305	—	—
Diversified Real Asset Fund(c)	—	—		2,883,326	31,606	4,787	54	2,878,539	31,553
EDGE MidCap Fund (b)	1,349,208	13,822		3,427	43	1,352,635	13,900	—	—
EDGE MidCap Fund (c)	—	—		1,280,613	12,989	2,102	27	1,278,511	12,965
Equity Income Account	3,756,281	41,692		18,770	447	416,171	10,127	3,358,880	36,317
Global Diversified Income Fund (b)	1,135,732	15,116		—	—	1,135,732	15,446	—	—
Global Multi-Strategy Fund(b)	5,397,664	56,863		426,281	4,683	5,823,945	61,631	—	—
Global Multi-Strategy Fund(c)	—	—		5,305,623	55,836	4,770	53	5,300,853	55,784
Global Real Estate Securities Fund (b)	2,177,723	19,020		433,875	3,786	2,611,598	22,611	—	—
Global Real Estate Securities Fund (c)	—	—		2,257,024	19,416	4,368	40	2,252,656	19,375
Government & High Quality Bond	3,945,456	38,445		388,092	3,892	241,021	2,424	4,092,527	39,910
Account
High Yield Fund(b)	2,253,409	15,002		85,369	633	2,338,778	15,797	—	—
High Yield Fund(c)	—	—		1,551,126	10,017	3,627	27	1,547,499	9,990
Income Account	9,281,471	88,789		155,203	1,647	668,488	7,026	8,768,186	83,598
Inflation Protection Fund (b)	1,584,250	13,529		3,478	30	153,185	1,310	1,434,543	12,239
International Emerging Markets	818,638	18,248		1,266	30	819,904	18,414	—	—
Fund(b)
International Emerging Markets	—	—		677,729	14,909	1,581	40	676,148	14,872
Fund(c)
International Small Company Fund(b)	841,647	8,274		67,352	758	908,999	9,059	—	—
International Small Company Fund(c)	—	—		832,092	8,225	2,328	26	829,764	8,199
LargeCap Growth Fund(b)	4,748,551	49,184		4,684	44	2,351,270	21,033	2,401,965	24,022
LargeCap Value Fund(b)	4,345,299	54,275		46,729	561	269,672	3,264	4,122,356	51,336
MidCap Account	730,120	28,185		51	3	730,171	39,975	—	—
Preferred Securities Fund(b)	1,550,514	14,202		475,339	4,910	2,025,853	19,109	—	—
Preferred Securities Fund(c)	—	—		1,907,011	17,893	3,866	41	1,903,145	17,852
Principal Active Global Dividend	—	—		776,000	19,535	—	—	776,000	19,535
Income ETF
Principal Capital Appreciation Fund (b)	486,366	24,849		513	30	132,318	7,600	354,561	17,923
Principal EDGE Active Income ETF	207,300	8,035		2,000	83	—	—	209,300	8,118
Principal U.S. Small Cap Index ETF	390,600	9,712		2,000	57	—	—	392,600	9,769
Real Estate Debt Income Fund(b)	812,059	7,843		36,412	351	848,471	8,188	—	—
Real Estate Debt Income Fund(c)	—	—		796,548	7,693	1,392	14	795,156	7,679
Short-Term Income Fund (b)	2,499,882	30,490		1,806,733	21,974	86,647	1,055	4,219,968	51,408
Small-MidCap Dividend Income	2,205,151	24,596		11,350	187	2,216,501	25,403	—	—
Fund(b)
Small-MidCap Dividend Income	—	—		1,937,848	20,850	1,600	26	1,936,248	20,824
Fund(c)
		$697,595			$323,516		$373,479		$661,731

					Realized Gain/Loss			Realized Gain from
		Income			on Investments		Capital Gain Distributions
Blue Chip Fund (b)			$—			$402			$—
Blue Chip Fund (c)			—			20			—
Diversified International Fund(b)			—			(46)			—
Diversified Real Asset Fund(b)			—			24			—
Diversified Real Asset Fund(c)			—			1			—
EDGE MidCap Fund (b)			—			35			—
EDGE MidCap Fund (c)			—			3			—
Equity Income Account			—			4,305			—
Global Diversified Income Fund (b)			—			330			—
Global Multi-Strategy Fund(b)			—			85			—
Global Multi-Strategy Fund(c)			—			1			—
Global Real Estate Securities Fund (b)			92			(195)			—
Global Real Estate Securities Fund (c)			—			(1)			—
Government & High Quality Bond Account			—			(3)			—
High Yield Fund(b)			311			162			—
High Yield Fund(c)			13			—			—
Income Account			—			188			—
Inflation Protection Fund (b)			—			(10)			—
International Emerging Markets Fund(b)			—			136			—
International Emerging Markets Fund(c)			—			3			—
International Small Company Fund(b)			—			27			—
International Small Company Fund(c)			—			—			—
LargeCap Growth Fund(b)			—			(4,173)			—
LargeCap Value Fund (b)			—			(236)			—
MidCap Account			—			11,787			—
Preferred Securities Fund(b)			331			(3)			—

See accompanying notes.

	Schedule of Investments
	SAM Balanced Portfolio
	June 30, 2017 (unaudited)

		Realized Gain/Loss	Realized Gain from
	Income	on Investments	Capital Gain Distributions
Preferred Securities Fund(c)	79	—	—
Principal Active Global Dividend Income
ETF	—	—	—
Principal Capital Appreciation Fund (b)	—	644	—
Principal EDGE Active Income ETF	179	—	—
Principal U.S. Small Cap Index ETF	29	—	—
Real Estate Debt Income Fund(b)	104	(6)	—
Real Estate Debt Income Fund(c)	22	—	—
Short-Term Income Fund (b)	434	(1)	—
Small-MidCap Dividend Income Fund(b)	125	620	—
Small-MidCap Dividend Income Fund(c)	—	—	—
	$1,719	$14,099	$—

(a)	Purchases and Sales include transactions related to the transition of assets from the Institutional Class to Class R-6.
(b)	Institutional Class
(c)	Class R-6

Amounts in thousands except shares

See accompanying notes.

		Schedule of Investments
		SAM Conservative Balanced Portfolio
		June 30, 2017 (unaudited)

INVESTMENT COMPANIES - 100.02%	Shares Held	Value (000's)
Money Market Funds - 0.04%
Cash Account Trust - Government & Agency	82,531	$83
Portfolio - Government Cash Managed

Principal Exchange-Traded Funds - 5.83%
Principal Active Global Dividend Income ETF	158,000	4,034
(a),(b)
Principal EDGE Active Income ETF (a)	126,800	5,284
Principal U.S. Small Cap Index ETF (a)	79,000	2,270
		$11,588
Principal Funds, Inc. Class R-6 - 27.59%
Blue Chip Fund (a),(b)	218,571	4,197
Diversified Real Asset Fund (a)	516,247	5,813
EDGE MidCap Fund (a),(b)	280,351	3,586
Global Diversified Income Fund (a)	385,749	5,347
Global Multi-Strategy Fund (a),(b)	869,377	9,789
Global Real Estate Securities Fund (a)	320,810	2,951
High Yield Fund (a)	698,967	5,172
International Emerging Markets Fund (a)	118,539	3,020
International Small Company Fund (a),(b)	150,560	1,737
Preferred Securities Fund (a)	759,476	7,914
Real Estate Debt Income Fund (a)	184,547	1,775
Small-MidCap Dividend Income Fund (a)	211,279	3,550
		$54,851
Principal Funds, Inc. Institutional Class - 31.57%
Diversified International Fund (a)	1,224,719	15,578
Inflation Protection Fund (a)	524,786	4,471
LargeCap Growth Fund (a)	519,577	5,087
LargeCap Value Fund (a)	932,187	11,540
Principal Capital Appreciation Fund (a)	65,057	3,950
Short-Term Income Fund (a)	1,814,220	22,134
		$62,760
Principal Variable Contracts Funds, Inc. Class 1 - 34.99%
Equity Income Account (a)	519,849	13,028
Government & High Quality Bond Account (a)	1,933,107	19,524
Income Account (a)	3,478,373	37,010
		$69,562
TOTAL INVESTMENT COMPANIES		$198,844
Total Investments		$198,844
Other Assets and Liabilities - (0.02)%		$(49)
TOTAL NET ASSETS - 100.00%		$198,795

(a)		Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(b) Non-Income Producing Security

Portfolio Summary (unaudited)
Fund Type		Percent
Fixed Income Funds		51.95%
Domestic Equity Funds		23.74%
International Equity Funds		13.75%
Specialty Funds		10.54%
Investment Companies		0.04%
Other Assets and Liabilities		(0.02)%
TOTAL NET ASSETS		100.00%

See accompanying notes.

Schedule of Investments
SAM Conservative Balanced Portfolio
June 30, 2017 (unaudited)

	December 31,	December 31,
Affiliated Securities	2016	2016		Purchases	Purchases	Sales	Sales	June 30, 2017 June 30, 2017
	Shares	Cost		Shares(a)	Cost(a)	Shares(a)	Proceeds(a)	Shares	Cost
Blue Chip Fund (b)	240,534	$3,044		3,672	$66	244,206	$3,218	— $	—
Blue Chip Fund (c)	—	—		219,815	2,775	1,244	23	218,571	2,759
Diversified International Fund(b)	1,391,503	16,269		14,913	177	181,697	2,220	1,224,719	14,241
Diversified Real Asset Fund(b)	—	—		552,607	6,055	552,607	6,058	—	—
Diversified Real Asset Fund(c)	—	—		517,852	5,670	1,605	18	516,247	5,652
EDGE MidCap Fund (b)	305,331	3,216		5,906	74	311,237	3,305	—	—
EDGE MidCap Fund (c)	—	—		281,287	2,929	936	12	280,351	2,918
Equity Income Account	626,009	6,956		9,796	238	115,956	2,822	519,849	5,633
Global Diversified Income Fund (b)	492,040	6,589		117,661	1,629	609,701	8,219	—	—
Global Diversified Income Fund (c)	—	—		387,041	5,187	1,292	18	385,749	5,169
Global Multi-Strategy Fund(b)	949,621	10,025		10,966	122	960,587	10,155	—	—
Global Multi-Strategy Fund(c)	—	—		872,034	9,172	2,657	30	869,377	9,143
Global Real Estate Securities Fund (b)	439,165	3,719		6,620	59	445,785	3,750	—	—
Global Real Estate Securities Fund (c)	—	—		322,104	2,634	1,294	12	320,810	2,622
Government & High Quality Bond	2,046,784	20,478		253,288	2,536	366,965	3,701	1,933,107	19,288
Account
High Yield Fund(b)	1,393,114	9,537		28,997	214	1,422,111	9,786	—	—
High Yield Fund(c)	—	—		701,398	4,495	2,431	19	698,967	4,477
Income Account	3,909,716	38,602		45,503	478	476,846	5,022	3,478,373	34,111
Inflation Protection Fund (b)	569,345	4,869		6,694	57	51,253	438	524,786	4,484
International Emerging Markets	147,763	3,274		1,700	39	149,463	3,333	—	—
Fund(b)
International Emerging Markets	—	—		118,773	2,586	234	6	118,539	2,580
Fund(c)
International Small Company Fund(b)	149,591	1,467		20,513	229	170,104	1,698	—	—
International Small Company Fund(c)	—	—		151,078	1,500	518	6	150,560	1,494
LargeCap Growth Fund(b)	1,016,718	10,502		6,111	57	503,252	4,494	519,577	5,164
LargeCap Value Fund(b)	993,069	12,136		19,580	238	80,462	971	932,187	11,330
MidCap Account	86,664	2,658		392	21	87,056	4,701	—	—
Preferred Securities Fund(b)	290,660	2,481		496,220	5,129	786,880	7,609	—	—
Preferred Securities Fund(c)	—	—		760,625	7,341	1,149	12	759,476	7,329
Principal Active Global Dividend	—	—		158,000	3,974	—	—	158,000	3,974
Income ETF
Principal Capital Appreciation Fund (b)	95,885	4,897		799	47	31,627	1,836	65,057	3,289
Principal EDGE Active Income ETF	126,800	4,916		—	—	—	—	126,800	4,916
Principal U.S. Small Cap Index ETF	79,000	1,962		—	—	—	—	79,000	1,962
Real Estate Debt Income Fund(b)	204,408	1,973		4,896	47	209,304	2,018	—	—
Real Estate Debt Income Fund(c)	—	—		185,166	1,787	619	6	184,547	1,781
Short-Term Income Fund (b)	1,124,146	13,709		748,742	9,104	58,668	715	1,814,220	22,097
Small-MidCap Dividend Income	409,467	4,643		3,051	50	412,518	5,387	—	—
Fund(b)
Small-MidCap Dividend Income	—	—		211,992	2,095	713	13	211,279	2,084
Fund(c)
		$187,922			$78,811		$91,631		$178,497

					Realized Gain/Loss		Realized Gain from Capital Gain Distributions
		Income			on Investments
Blue Chip Fund (b)			$—			$108			$—
Blue Chip Fund (c)			—			7			—
Diversified International Fund(b)			—			15			—
Diversified Real Asset Fund(b)			—			3			—
Diversified Real Asset Fund(c)			—			—			—
EDGE MidCap Fund (b)			—			15			—
EDGE MidCap Fund (c)			—			1			—
Equity Income Account			—			1,261			—
Global Diversified Income Fund (b)			85			1			—
Global Diversified Income Fund (c)			21			—			—
Global Multi-Strategy Fund(b)			—			8			—
Global Multi-Strategy Fund(c)			—			1			—
Global Real Estate Securities Fund (b)			14			(28)			—
Global Real Estate Securities Fund (c)			—			—			—
Government & High Quality Bond Account			—			(25)			—
High Yield Fund(b)			158			35			—
High Yield Fund(c)			6			1			—
Income Account			—			53			—
Inflation Protection Fund (b)			—			(4)			—
International Emerging Markets Fund(b)			—			20			—
International Emerging Markets Fund(c)			—			—			—
International Small Company Fund(b)			—			2			—
International Small Company Fund(c)			—			—			—
LargeCap Growth Fund(b)			—			(901)			—
LargeCap Value Fund (b)			—			(73)			—

See accompanying notes.

	Schedule of Investments
	SAM Conservative Balanced Portfolio
	June 30, 2017 (unaudited)

		Realized Gain/Loss	Realized Gain from
	Income	on Investments	Capital Gain Distributions
MidCap Account	—	2,022	—
Preferred Securities Fund(b)	79	(1)	—
Preferred Securities Fund(c)	31	—	—
Principal Active Global Dividend Income
ETF	—	—	—
Principal Capital Appreciation Fund (b)	—	181	—
Principal EDGE Active Income ETF	109	—	—
Principal U.S. Small Cap Index ETF	6	—	—
Real Estate Debt Income Fund(b)	25	(2)	—
Real Estate Debt Income Fund(c)	5	—	—
Short-Term Income Fund (b)	195	(1)	—
Small-MidCap Dividend Income Fund(b)	16	694	—
Small-MidCap Dividend Income Fund(c)	—	2	—
	$750	$3,395	$—

(a)	Purchases and Sales include transactions related to the transition of assets from the Institutional Class to Class R-6.
(b)	Institutional Class
(c)	Class R-6

Amounts in thousands except shares

See accompanying notes.

		Schedule of Investments
		SAM Conservative Growth Portfolio
		June 30, 2017 (unaudited)

INVESTMENT COMPANIES - 100.03%	Shares Held	Value (000's)
Money Market Funds - 0.11%
Cash Account Trust - Government & Agency	341,060	$341
Portfolio - Government Cash Managed

Principal Exchange-Traded Funds - 5.29%
Principal Active Global Dividend Income ETF	378,000	9,649
(a),(b)
Principal U.S. Small Cap Index ETF (a)	257,400	7,398
		$17,047
Principal Funds, Inc. Class R-6 - 30.45%
Blue Chip Fund (a),(b)	1,015,992	19,507
Diversified Real Asset Fund (a)	1,140,384	12,841
EDGE MidCap Fund (a),(b)	677,736	8,668
Global Multi-Strategy Fund (a),(b)	494,794	5,571
Global Real Estate Securities Fund (a)	494,751	4,552
International Small Company Fund (a),(b)	486,866	5,619
Multi-Manager Equity Long/Short Fund (a)	835,328	8,704
Origin Emerging Markets Fund (a)	1,035,032	10,630
Preferred Securities Fund (a)	465,539	4,851
Small-MidCap Dividend Income Fund (a)	1,026,077	17,238
		$98,181
Principal Funds, Inc. Institutional Class - 43.78%
Diversified International Fund (a)	4,384,898	55,776
LargeCap Growth Fund (a)	1,884,817	18,452
LargeCap Value Fund (a)	2,879,218	35,645
Principal Capital Appreciation Fund (a)	264,423	16,056
Short-Term Income Fund (a)	1,248,458	15,231
		$141,160
Principal Variable Contracts Funds, Inc. Class 1 - 20.40%
Equity Income Account (a)	1,226,470	30,735
Government & High Quality Bond Account (a)	929,887	9,392
Income Account (a)	1,653,075	17,589
MidCap Account (a)	140,264	8,075
		$65,791
TOTAL INVESTMENT COMPANIES		$322,520
Total Investments		$322,520
Other Assets and Liabilities - (0.03)%		$(93)
TOTAL NET ASSETS - 100.00%		$322,427

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(b)	Non-Income Producing Security

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	50.18%
International Equity Funds	26.74%
Fixed Income Funds	14.59%
Specialty Funds	8.41%
Investment Companies	0.11%
Other Assets and Liabilities	(0.03)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
SAM Conservative Growth Portfolio
June 30, 2017 (unaudited)

December 31,		December 31,							June 30,
Affiliated Securities	2016	2016		Purchases	Purchases	Sales	Sales	June 30, 2017	2017
	Shares	Cost		Shares(a)	Cost(a)	Shares(a)	Proceeds(a)	Shares	Cost
Blue Chip Fund (b)	1,056,372	$14,672		15,167	$273	1,071,539	$15,049	— $	—
Blue Chip Fund (c)	—	—		1,016,460	14,031	468	10	1,015,992	14,023
Diversified International Fund(b)	3,974,495	46,723		580,783	7,249	170,380	2,055	4,384,898	51,873
Diversified Real Asset Fund(b)	683,851	7,796		667,229	7,371	1,351,080	15,001	—	—
Diversified Real Asset Fund(c)	—	—		1,140,706	12,642	322	4	1,140,384	12,638
EDGE MidCap Fund (b)	685,115	7,089		25,407	317	710,522	7,412	—	—
EDGE MidCap Fund (c)	—	—		677,948	6,996	212	2	677,736	6,994
Equity Income Account	1,525,541	17,786		23,080	560	322,151	7,895	1,226,470	13,333
Global Multi-Strategy Fund(b)	767,688	7,812		13,275	147	780,963	8,184	—	—
Global Multi-Strategy Fund(c)	—	—		494,954	4,975	160	1	494,794	4,974
Global Real Estate Securities Fund (b)	678,172	5,671		14,028	125	692,200	5,770	—	—
Global Real Estate Securities Fund (c)	—	—		494,945	3,989	194	2	494,751	3,987
Government & High Quality Bond	698,972	6,734		259,277	2,613	28,362	285	929,887	9,059
Account
High Yield Fund(b)	623,299	4,276		—	—	623,299	4,569	—	—
Income Account	1,511,238	14,743		205,227	2,172	63,390	667	1,653,075	16,230
International Small Company Fund(b)	441,407	4,339		67,885	760	509,292	5,104	—	—
International Small Company Fund(c)	—	—		487,023	4,864	157	2	486,866	4,862
LargeCap Growth Fund(b)	2,730,543	28,253		29,590	278	875,316	8,475	1,884,817	19,148
LargeCap Value Fund(b)	2,901,723	36,023		58,052	706	80,557	981	2,879,218	35,678
MidCap Account	393,424	18,103		1,322	72	254,482	13,833	140,264	4,342
Multi-Manager Equity Long/Short	847,488	8,356		13,207	136	25,367	263	835,328	8,233
Fund(c)
Origin Emerging Markets Fund(b)	1,231,170	10,924		18,084	164	1,249,254	11,032	—	—
Origin Emerging Markets Fund(c)	—	—		1,035,294	8,959	262	2	1,035,032	8,957
Preferred Securities Fund(b)	444,475	4,370		37,161	381	481,636	4,751	—	—
Preferred Securities Fund(c)	—	—		465,626	4,586	87	1	465,539	4,585
Principal Active Global Dividend	—	—		378,000	9,487	—	—	378,000	9,487
Income ETF
Principal Capital Appreciation Fund (b)	277,636	14,212		4,975	296	18,188	1,066	264,423	13,455
Principal U.S. Small Cap Index ETF	236,400	5,875		21,000	589	—	—	257,400	6,464
Short-Term Income Fund (b)	366,142	4,465		892,041	10,849	9,725	119	1,248,458	15,195
Small-MidCap Dividend Income	1,070,668	12,593		34,670	571	1,105,338	13,267	—	—
Fund(b)
Small-MidCap Dividend Income	—	—		1,026,345	11,974	268	4	1,026,077	11,970
Fund(c)
		$280,815			$118,132		$125,806		$275,487

					Realized Gain/Loss			Realized Gain from
		Income			on Investments		Capital Gain Distributions
Blue Chip Fund (b)			$—			$104			$—
Blue Chip Fund (c)			—			2			—
Diversified International Fund(b)			—			(44)			—
Diversified Real Asset Fund(b)			—			(166)			—
Diversified Real Asset Fund(c)			—			—			—
EDGE MidCap Fund (b)			—			6			—
EDGE MidCap Fund (c)			—			—			—
Equity Income Account			—			2,882			—
Global Multi-Strategy Fund(b)			—			225			—
Global Multi-Strategy Fund(c)			—			—			—
Global Real Estate Securities Fund (b)			22			(26)			—
Global Real Estate Securities Fund (c)			—			—			—
Government & High Quality Bond Account			—			(3)			—
High Yield Fund(b)			11			293			—
Income Account			—			(18)			—
International Small Company Fund(b)			—			5			—
International Small Company Fund(c)			—			—			—
LargeCap Growth Fund(b)			—			(908)			—
LargeCap Value Fund (b)			—			(70)			—
MidCap Account			—			—			—
Multi-Manager Equity Long/Short Fund (c)			—			4			—
Origin Emerging Markets Fund(b)			—			(56)			—
Origin Emerging Markets Fund(c)			—			—			—
Preferred Securities Fund(b)			94			—			—
Preferred Securities Fund(c)			19			—			—
Principal Active Global Dividend Income
ETF			—			—			—
Principal Capital Appreciation Fund (b)			—			13			—
Principal U.S. Small Cap Index ETF			17			—			—
Short-Term Income Fund (b)			117			—			—

See accompanying notes.

		Schedule of Investments
	SAM Conservative Growth Portfolio
		June 30, 2017 (unaudited)

		Realized Gain/Loss		Realized Gain from
	Income	on Investments		Capital Gain Distributions
Small-MidCap Dividend Income Fund(b)		65	103	—
Small-MidCap Dividend Income Fund(c)		—	—	—
		$345	$2,346	$—

(a)	Purchases and Sales include transactions related to the transition of assets from the Institutional Class to Class R-6.
(b)	Institutional Class
(c)	Class R-6

Amounts in thousands except shares

See accompanying notes.

		Schedule of Investments
		SAM Flexible Income Portfolio
		June 30, 2017 (unaudited)

INVESTMENT COMPANIES - 100.02%	Shares Held	Value (000's)
Money Market Funds - 0.39%
Cash Account Trust - Government & Agency	838,752	$839
Portfolio - Government Cash Managed

Principal Exchange-Traded Funds - 4.50%
Principal Active Global Dividend Income ETF	131,000	3,344
(a),(b)
Principal EDGE Active Income ETF (a)	149,500	6,230
		$9,574
Principal Funds, Inc. Class R-6 - 23.11%
Global Diversified Income Fund (a)	765,913	10,615
Global Real Estate Securities Fund (a)	800,208	7,362
High Yield Fund (a)	1,282,122	9,488
International Emerging Markets Fund (a)	48,737	1,242
Preferred Securities Fund (a)	1,077,578	11,228
Real Estate Debt Income Fund (a)	420,901	4,049
Small-MidCap Dividend Income Fund (a)	308,135	5,177
		$49,161
Principal Funds, Inc. Institutional Class - 25.21%
Diversified International Fund (a)	338,827	4,310
Inflation Protection Fund (a)	1,624,127	13,837
LargeCap Growth Fund (a)	337,879	3,308
LargeCap Value Fund (a)	372,359	4,610
Short-Term Income Fund (a)	2,258,433	27,553
		$53,618
Principal Variable Contracts Funds, Inc. Class 1 - 46.81%
Equity Income Account (a)	809,614	20,289
Government & High Quality Bond Account (a)	2,393,407	24,174
Income Account (a)	5,180,673	55,122
		$99,585
TOTAL INVESTMENT COMPANIES		$212,777
Total Investments		$212,777
Other Assets and Liabilities - (0.02)%		$(51)
TOTAL NET ASSETS - 100.00%		$212,726

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(b)	Non-Income Producing Security

Portfolio Summary (unaudited)

Fund Type	Percent
Fixed Income Funds	71.29%
Domestic Equity Funds	15.70%
International Equity Funds	7.65%
Specialty Funds	4.99%
Investment Companies	0.39%
Other Assets and Liabilities	(0.02)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
SAM Flexible Income Portfolio
June 30, 2017 (unaudited)

	December 31,	December 31,						June 30,
Affiliated Securities	2016	2016	Purchases	Purchases	Sales	Sales	June 30, 2017	2017
	Shares	Cost	Shares(a)	Cost(a)	Shares(a)	Proceeds(a)	Shares	Cost
Diversified International Fund(b)	576,088	$6,841	12,128	$144	249,389	$3,119	338,827	$3,954
Equity Income Account	859,400	10,558	35,362	866	85,148	2,080	809,614	9,450
Global Diversified Income Fund (b)	1,038,861	13,933	28,701	395	1,067,562	14,281	—	—
Global Diversified Income Fund (c)	—	—	768,005	10,192	2,092	29	765,913	10,163
Global Real Estate Securities Fund (b)	584,516	4,882	299,733	2,616	884,249	7,477	—	—
Global Real Estate Securities Fund (c)	—	—	801,781	6,733	1,573	14	800,208	6,719
Government & High Quality Bond	2,207,913	21,791	336,932	3,381	151,438	1,524	2,393,407	23,637
Account
High Yield Fund(b)	2,191,381	15,112	62,339	461	2,253,720	15,602	—	—
High Yield Fund(c)	—	—	1,286,049	8,491	3,927	29	1,282,122	8,462
Income Account	6,359,194	63,152	108,977	1,146	1,287,498	13,593	5,180,673	50,763
Inflation Protection Fund (b)	1,065,529	9,150	663,398	5,651	104,800	894	1,624,127	13,896
International Emerging Markets	93,891	2,187	214	5	94,105	2,234	—	—
Fund(b)
International Emerging Markets	—	—	48,737	1,119	—	—	48,737	1,119
Fund(c)
LargeCap Growth Fund(b)	774,787	8,010	6,018	56	442,926	3,951	337,879	3,317
LargeCap Value Fund (b)	581,343	7,307	8,122	99	217,106	2,652	372,359	4,588
Preferred Securities Fund(b)	327,816	2,760	789,618	8,162	1,117,434	10,921	—	—
Preferred Securities Fund(c)	—	—	1,080,829	10,543	3,251	34	1,077,578	10,509
Principal Active Global Dividend	—	—	131,000	3,300	—	—	131,000	3,300
Income ETF
Principal EDGE Active Income ETF	149,500	5,787	—	—	—	—	149,500	5,787
Real Estate Debt Income Fund(b)	441,035	4,247	13,483	129	454,518	4,374	—	—
Real Estate Debt Income Fund(c)	—	—	421,903	4,062	1,002	9	420,901	4,053
Short-Term Income Fund (b)	1,638,136	19,977	694,089	8,436	73,792	898	2,258,433	27,513
Small-MidCap Dividend Income	598,093	5,993	13,026	215	611,119	8,007	—	—
Fund(b)
Small-MidCap Dividend Income	—	—	308,423	3,045	288	4	308,135	3,041
Fund(c)
		$201,687		$79,247		$91,726		$190,271

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Diversified International Fund(b)		$—			$88			$—
Equity Income Account		—			106			—
Global Diversified Income Fund (b)		221			(47)			—
Global Diversified Income Fund (c)		42			—			—
Global Real Estate Securities Fund (b)		32			(21)			—
Global Real Estate Securities Fund (c)		—			—			—
Government & High Quality Bond Account		—			(11)			—
High Yield Fund(b)		287			29			—
High Yield Fund(c)		9			—			—
Income Account		—			58			—
Inflation Protection Fund (b)		—			(11)			—
International Emerging Markets Fund(b)		—			42			—
International Emerging Markets Fund(c)		—			—			—
LargeCap Growth Fund(b)		—			(798)			—
LargeCap Value Fund (b)		—			(166)			—
Preferred Securities Fund(b)		100			(1)			—
Preferred Securities Fund(c)		45			—			—
Principal Active Global Dividend Income
ETF		—			—			—
Principal EDGE Active Income ETF		129			—			—
Real Estate Debt Income Fund(b)		56			(2)			—
Real Estate Debt Income Fund(c)		11			—			—
Short-Term Income Fund (b)		252			(2)			—
Small-MidCap Dividend Income Fund(b)		20			1,799			—
Small-MidCap Dividend Income Fund(c)		—			—			—
		$1,204			$1,063			$—

(a)	Purchases and Sales include transactions related to the transition of assets from the Institutional Class to Class R-6.
(b)	Institutional Class
(c)	Class R-6

Amounts in thousands except shares

See accompanying notes.

		Schedule of Investments
		SAM Strategic Growth Portfolio
		June 30, 2017 (unaudited)

INVESTMENT COMPANIES - 100.03%	Shares Held	Value (000's)
Money Market Funds - 0.20%
Cash Account Trust - Government & Agency	522,203	$522
Portfolio - Government Cash Managed

Principal Exchange-Traded Funds - 12.38%
Principal Active Global Dividend Income ETF	498,000	12,713
(a),(b)
Principal EDGE Active Income ETF (a)	239,300	9,971
Principal U.S. Small Cap Index ETF (a)	354,800	10,197
		$32,881
Principal Funds, Inc. Class R-6 - 26.24%
EDGE MidCap Fund (a),(b)	458,976	5,870
Global Multi-Strategy Fund (a),(b)	420,739	4,738
Global Real Estate Securities Fund (a)	1,312,665	12,077
International Small Company Fund (a),(b)	471,378	5,440
Multi-Manager Equity Long/Short Fund (a)	615,013	6,408
Origin Emerging Markets Fund (a)	1,588,760	16,317
Real Estate Debt Income Fund (a)	793,082	7,629
Small-MidCap Dividend Income Fund (a)	667,514	11,214
		$69,693
Principal Funds, Inc. Institutional Class - 53.79%
Diversified International Fund (a)	4,438,888	56,463
LargeCap Growth Fund (a)	2,126,683	20,820
LargeCap Value Fund (a)	2,131,306	26,386
Principal Capital Appreciation Fund (a)	564,473	34,275
Short-Term Income Fund (a)	405,521	4,947
		$142,891
Principal Variable Contracts Funds, Inc. Class 1 - 7.42%
Equity Income Account (a)	787,187	19,727

TOTAL INVESTMENT COMPANIES		$265,714
Total Investments		$265,714
Other Assets and Liabilities - (0.03)%		$(81)
TOTAL NET ASSETS - 100.00%		$265,633

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(b)	Non-Income Producing Security

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	48.36%
International Equity Funds	38.79%
Fixed Income Funds	8.48%
Specialty Funds	4.20%
Investment Companies	0.20%
Other Assets and Liabilities	(0.03)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
SAM Strategic Growth Portfolio
June 30, 2017 (unaudited)

December 31,		December 31,							June 30,
Affiliated Securities	2016	2016		Purchases	Purchases	Sales	Sales	June 30, 2017	2017
	Shares	Cost		Shares(a)	Cost(a)	Shares(a)	Proceeds(a)	Shares	Cost
Diversified International Fund(b)	4,176,148	$49,777		519,870	$6,453	257,130	$3,091	4,438,888	$53,078
EDGE MidCap Fund (b)	465,049	5,377		14,612	184	479,661	5,564	—	—
EDGE MidCap Fund (c)	—	—		459,205	5,303	229	3	458,976	5,300
Equity Income Account	1,249,556	14,303		37,644	922	500,013	12,265	787,187	8,589
Global Multi-Strategy Fund(b)	448,699	4,890		15,735	176	464,434	5,073	—	—
Global Multi-Strategy Fund(c)	—	—		421,258	4,590	519	6	420,739	4,584
Global Real Estate Securities Fund (b)	1,072,438	8,941		310,332	2,720	1,382,770	11,643	—	—
Global Real Estate Securities Fund (c)	—	—		1,313,929	11,026	1,264	12	1,312,665	11,014
International Small Company Fund(b)	477,413	4,695		29,325	327	506,738	5,038	—	—
International Small Company Fund(c)	—	—		472,139	4,664	761	9	471,378	4,655
LargeCap Growth Fund(b)	3,456,656	35,736		18,093	171	1,348,066	12,407	2,126,683	21,456
LargeCap Value Fund(b)	2,381,420	30,118		36,758	452	286,872	3,502	2,131,306	26,823
Multi-Manager Equity Long/Short	546,525	5,390		95,528	973	27,040	280	615,013	6,085
Fund(c)
Origin Emerging Markets Fund(b)	1,906,803	17,414		37,860	352	1,944,663	17,669	—	—
Origin Emerging Markets Fund(c)	—	—		1,590,466	14,241	1,706	17	1,588,760	14,224
Principal Active Global Dividend	—	—		498,000	12,501	—	—	498,000	12,501
Income ETF
Principal Capital Appreciation Fund (b)	689,810	37,177		7,196	426	132,533	7,879	564,473	29,715
Principal EDGE Active Income ETF	239,300	9,319		—	—	—	—	239,300	9,319
Principal U.S. Small Cap Index ETF	289,800	7,205		65,000	1,828	—	—	354,800	9,033
Real Estate Debt Income Fund(b)	250,547	2,405		554,753	5,303	805,300	7,708	—	—
Real Estate Debt Income Fund(c)	—	—		794,591	7,607	1,509	15	793,082	7,592
Short-Term Income Fund (b)	—	—		409,622	4,977	4,101	50	405,521	4,927
Small-MidCap Dividend Income	759,917	8,799		21,545	358	781,462	9,350	—	—
Fund(b)
Small-MidCap Dividend Income	—	—		667,862	7,501	348	6	667,514	7,495
Fund(c)
		$241,546			$93,055		$101,587		$236,390

					Realized Gain/Loss			Realized Gain from
		Income			on Investments		Capital Gain Distributions
Diversified International Fund(b)			$—			$(61)			$—
EDGE MidCap Fund (b)			—			3			—
EDGE MidCap Fund (c)			—			—			—
Equity Income Account			—			5,629			—
Global Multi-Strategy Fund(b)			—			7			—
Global Multi-Strategy Fund(c)			—			—			—
Global Real Estate Securities Fund (b)			51			(18)			—
Global Real Estate Securities Fund (c)			—			—			—
International Small Company Fund(b)			—			16			—
International Small Company Fund(c)			—			—			—
LargeCap Growth Fund(b)			—			(2,044)			—
LargeCap Value Fund (b)			—			(245)			—
Multi-Manager Equity Long/Short Fund (c)			—			2			—
Origin Emerging Markets Fund(b)			—			(97)			—
Origin Emerging Markets Fund(c)			—			—			—
Principal Active Global Dividend Income
ETF			—			—			—
Principal Capital Appreciation Fund (b)			—			(9)			—
Principal EDGE Active Income ETF			206			—			—
Principal U.S. Small Cap Index ETF			21			—			—
Real Estate Debt Income Fund(b)			90			—			—
Real Estate Debt Income Fund(c)			22			—			—
Short-Term Income Fund (b)			29			—			—
Small-MidCap Dividend Income Fund(b)			42			193			—
Small-MidCap Dividend Income Fund(c)			—			—			—
			$461			$3,376			$—

(a)	Purchases and Sales include transactions related to the transition of assets from the Institutional Class to Class R-6.
(b)	Institutional Class
(c)	Class R-6

Amounts in thousands except shares

See accompanying notes.

     Schedule of Investments Short-Term Income Account June 30, 2017 (unaudited)

INVESTMENT COMPANIES - 0.60%	Shares Held	Value (000's)			Principal

Money Market Funds - 0.60%			BONDS (continued)		Amount (000's) Value (000's)

BlackRock Liquidity Funds FedFund Portfolio	994,732	$995	Automobile Asset Backed Securities (continued)

			CPS Auto Receivables Trust 2015-C

TOTAL INVESTMENT COMPANIES		$995	1.77%, 06/17/2019(b)		$133	$133

	Principal		CPS Auto Receivables Trust 2016-B
			2.07%, 11/15/2019(b)		108	108
BONDS - 98.00%	Amount (000's)	Value (000's)

Aerospace & Defense - 1.21%			CPS Auto Receivables Trust 2016-C
			1.62%, 01/15/2020(b)		533	533
Lockheed Martin Corp

1.85%, 11/23/2018	$500	$501	CPS Auto Trust
			1.50%, 06/15/2020(a),(b)		396	396
Rockwell Collins Inc
			1.68%, 08/17/2020(a),(b)		812	811
2.80%, 03/15/2022	500	505

3.20%, 03/15/2024	250	253	Ford Credit Auto Owner Trust 2015-REV2
			2.44%, 01/15/2027(a),(b)		673	680
United Technologies Corp

1.50%, 11/01/2019	400	398	Ford Credit Auto Owner Trust 2016-REV2
			2.03%, 12/15/2027(b)		750	745
1.90%, 05/04/2020	350	351

		$2,008	Ford Credit Auto Owner Trust/Ford Credit
			2.62%, 08/15/2028(b)		500	506
Airlines - 0.60%

American Airlines 2013-2 Class A Pass			Ford Credit Auto Owner Trust/Ford Credit

Through Trust			2014-RE	V1
			2.26%, 11/15/2025(a),(b)		673	679
4.95%, 07/15/2024	388	413

Delta Air Lines 2009-1 Class A Pass Through			Santander Drive Auto Receivables Trust 2013-

Trust			3

7.75%, 06/17/2021	193	213	2.42%, 04/15/2019		80	80

Delta Air Lines 2012-1 Class A Pass Through			Santander Drive Auto Receivables Trust 2013-

Trust			5
			2.25%, 06/17/2019(a)		15	15

4.75%, 11/07/2021	356	373	2.73%, 10/15/2019(a)		228	230
		$999
			Santander Drive Auto Receivables Trust 2014-
Automobile Asset Backed Securities - 10.29%
			1
AmeriCredit Automobile Receivables 2015-4
			2.36%, 04/15/2020		458	459
1.26%, 04/08/2019	48	48
			2.91%, 04/15/2020		355	358
AmeriCredit Automobile Receivables 2016-1
			Santander Drive Auto Receivables Trust 2014-
1.52%, 06/10/2019	106	106
			2

AmeriCredit Automobile Receivables Trust			2.76%, 02/18/2020(a)		220	222
2013-1
			Santander Drive Auto Receivables Trust 2014-
2.09%, 02/08/2019	225	225
			3

AmeriCredit Automobile Receivables Trust			2.13%, 08/17/2020(a)		166	166
2013-5

2.86%, 12/09/2019(a)	1,202	1,212	2.65%, 08/17/2020		115	116
			Santander Drive Auto Receivables Trust 2014-
AmeriCredit Automobile Receivables Trust
			5
2014-1

2.15%, 03/09/2020(a)	100	100	2.46%, 06/15/2020		240	241

2.54%, 06/08/2020(a)	875	881	Santander Drive Auto Receivables Trust 2015-
			1
AmeriCredit Automobile Receivables Trust
			2.57%, 04/15/2021		625	629
2014-2

2.57%, 07/08/2020(a)	395	397	Santander Drive Auto Receivables Trust 2015-
			2

AmeriCredit Automobile Receivables Trust			2.44%, 04/15/2021(a)		365	367
2014-3

2.58%, 09/08/2020(a)	100	101	Santander Drive Auto Receivables Trust 2016-
			3
Americredit Automobile Receivables Trust
			1.34%, 11/15/2019		435	435
2016-4
			TCF Auto Receivables Owner Trust 2016-
1.34%, 04/08/2020	532	531
			PT1

Capital Auto Receivables Asset Trust 2013-2			1.93%, 06/15/2022(a),(b)		809	809
3.30%, 06/20/2019	425	425
			Westlake Automobile Receivables Trust 2015-
Capital Auto Receivables Asset Trust 2014-1
			1

2.22%, 01/22/2019	485	486	2.29%, 11/16/2020(b)		380	380
2.84%, 04/22/2019	345	346
			Westlake Automobile Receivables Trust 2015-
Capital Auto Receivables Asset Trust 2014-2
			2

2.03%, 12/20/2018	383	383	2.45%, 01/15/2021(b)		250	251
2.41%, 05/20/2019	90	90
			Westlake Automobile Receivables Trust 2015-
Capital Auto Receivables Asset Trust 2016-2

1.32%, 01/22/2019(a)	295	295	3
			1.42%, 05/17/2021(a),(b)		47	47
Capital Auto Receivables Asset Trust 2016-3

1.36%, 04/22/2019(a)	144	144	Westlake Automobile Receivables Trust 2016-
			1

CPS Auto Receivables Trust 2013-A			1.82%, 01/15/2019(b)		109	109
1.31%, 06/15/2020(a),(b)	209	208
			Westlake Automobile Receivables Trust 2016-
CPS Auto Receivables Trust 2013-B

1.82%, 09/15/2020(a),(b)	129	129	2
			1.57%, 06/17/2019(b)		288	288
CPS Auto Receivables Trust 2013-C

4.30%, 08/15/2019(b)	250	253	Westlake Automobile Receivables Trust 2016-
			3

CPS Auto Receivables Trust 2014-C			2.07%, 12/15/2021(a),(b)		600	599
1.31%, 02/15/2019(a),(b)	24	24

3.77%, 08/17/2020(b)	200	203				$17,022

CPS Auto Receivables Trust 2014-D			Automobile Floor Plan Asset Backed Securities - 0.83%

1.49%, 04/15/2019(b)	43	43	Ford Credit Floorplan Master Owner Trust A
			1.11%, 11/15/2021(a)		700	702

See accompanying notes.

Schedule of Investments
Short-Term Income Account
June 30, 2017 (unaudited)

	Principal		Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Automobile Floor Plan Asset Backed Securities (continued)			Banks (continued)
Volkswagen Credit Auto Master Trust			Morgan Stanley (continued)
1.56%, 07/22/2019(a),(b)	$673	$673	2.56%, 04/21/2021(a)	$1,000	$1,026
		$1,375	5.50%, 07/24/2020	500	546
Automobile Manufacturers - 2.09%			PNC Bank NA
Daimler Finance North America LLC			2.00%, 05/19/2020	1,000	998
1.38%, 08/01/2017(b)	336	336	4.88%, 09/21/2017	1,145	1,153
1.75%, 10/30/2019(b)	350	348	6.88%, 04/01/2018	250	259
Ford Motor Credit Co LLC			State Street Corp
2.02%, 05/03/2019	400	400	3.10%, 05/15/2023	238	242
3.34%, 03/28/2022	500	507	SunTrust Bank/Atlanta GA
PACCAR Financial Corp			2.25%, 01/31/2020	400	402
1.45%, 03/09/2018	336	336	7.25%, 03/15/2018	851	883
2.20%, 09/15/2019	323	325	SunTrust Banks Inc
Toyota Motor Credit Corp			2.90%, 03/03/2021	500	508
1.20%, 04/06/2018	400	399	UBS AG/London
2.10%, 01/17/2019	400	403	1.80%, 06/08/2020(a),(b)	250	250
2.60%, 01/11/2022	400	404	2.20%, 06/08/2020(b)	250	250
		$3,458	UBS Group Funding Switzerland AG
			3.49%, 05/23/2023(b)	300	307
Banks - 21.06%
Bank of America Corp			US Bancorp
2.32%, 01/20/2023(a)	1,750	1,769	2.63%, 01/24/2022	400	404
2.60%, 01/15/2019	500	505	US Bank NA/Cincinnati OH
2.63%, 10/19/2020	750	758	1.65%, 10/28/2019(a)	291	293
2.88%, 04/24/2023(a)	250	250	2.00%, 01/24/2020	400	402
Bank of New York Mellon Corp/The			Wells Fargo & Co
2.20%, 05/15/2019	673	679	2.26%, 01/24/2023(a)	1,000	1,011
2.22%, 10/30/2023(a)	500	511	Wells Fargo Bank NA
2.50%, 04/15/2021	300	302	1.65%, 01/22/2018	750	751
BB&T Corp			6.00%, 11/15/2017	250	254
1.80%, 04/01/2022(a)	100	101			$34,834
1.83%, 02/01/2019(a)	336	338	Beverages - 1.33%
2.05%, 05/10/2021	500	496	Anheuser-Busch InBev Finance Inc
Branch Banking & Trust Co			2.15%, 02/01/2019	586	589
2.10%, 01/15/2020	600	602	3.30%, 02/01/2023	500	515
2.63%, 01/15/2022	600	607	PepsiCo Inc
Capital One NA/Mclean VA			1.00%, 10/13/2017	250	250
1.65%, 02/05/2018	673	673	1.35%, 10/04/2019	350	347
2.00%, 09/13/2019(a)	500	502	2.15%, 10/14/2020	500	503
2.32%, 01/30/2023(a)	600	603			$2,204
Citigroup Inc			Biotechnology - 1.35%
1.70%, 04/27/2018	1,010	1,009	Amgen Inc
2.12%, 04/25/2022(a)	200	201	2.20%, 05/22/2019	373	375
2.28%, 05/17/2024(a)	250	250	2.20%, 05/11/2020	200	201
2.70%, 03/30/2021	900	906	2.65%, 05/11/2022	400	401
Fifth Third Bancorp			Biogen Inc
2.60%, 06/15/2022	800	798	2.90%, 09/15/2020	500	510
Fifth Third Bank/Cincinnati OH			Gilead Sciences Inc
1.63%, 09/27/2019	250	248	1.85%, 09/04/2018	250	251
2.25%, 06/14/2021	300	299	1.95%, 03/01/2022	250	245
2.30%, 03/15/2019	400	403	2.55%, 09/01/2020	250	254
Goldman Sachs Group Inc/The					$2,237
2.28%, 04/26/2022(a)	1,000	1,007	Chemicals - 1.58%
2.30%, 12/13/2019	400	401	Air Liquide Finance SA
2.31%, 04/23/2020(a)	1,010	1,027	1.75%, 09/27/2021(b)	250	243
2.60%, 04/23/2020	400	404	Airgas Inc
3.00%, 04/26/2022	800	806	1.65%, 02/15/2018	808	809
ING Groep NV			Chevron Phillips Chemical Co LLC / Chevron
2.45%, 03/29/2022(a)	250	254	Phillips Chemical Co LP
3.15%, 03/29/2022	450	459	1.70%, 05/01/2018(b)	505	505
JPMorgan Chase & Co			2.45%, 05/01/2020(b)	168	169
2.06%, 04/25/2023(a)	1,500	1,501	Westlake Chemical Corp
2.30%, 08/15/2021	500	497	4.63%, 02/15/2021	455	471
4.25%, 10/15/2020	500	531	4.88%, 05/15/2023	400	416
JPMorgan Chase Bank NA					$2,613
6.00%, 10/01/2017	2,020	2,041	Commercial Mortgage Backed Securities - 2.48%
KeyBank NA/Cleveland OH			Ginnie Mae
1.70%, 06/01/2018	500	501	0.60%, 07/16/2054(a),(c)	2,788	115
2.35%, 03/08/2019	650	654	0.65%, 09/16/2055(a),(c)	4,144	184
2.40%, 06/09/2022	400	398	0.77%, 06/16/2055(a),(c)	5,019	214
Morgan Stanley			0.79%, 01/16/2054(a),(c)	2,963	136
1.88%, 01/05/2018	336	336	0.79%, 10/16/2054(a),(c)	3,735	144
2.13%, 04/25/2018	250	251	0.84%, 10/16/2054(a),(c)	3,486	153
2.55%, 10/24/2023(a)	1,000	1,017
See accompanying notes.			214

Schedule of Investments
Short-Term Income Account
June 30, 2017 (unaudited)

	Principal		Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Commercial Mortgage Backed Securities (continued)			Electric (continued)
Ginnie Mae (continued)			Indiantown Cogeneration LP
0.85%, 03/16/2052(a),(c)	$2,777	$155	9.77%, 12/15/2020	$233	$253
0.89%, 10/16/2054(a),(c)	3,182	161	NextEra Energy Capital Holdings Inc
0.89%, 02/16/2055(a),(c)	5,770	202	7.30%, 09/01/2067(a)	173	174
0.91%, 01/16/2055(a),(c)	5,885	249	Public Service Co of New Mexico
1.11%, 06/16/2045(a),(c)	7,216	403	7.95%, 05/15/2018	1,015	1,068
1.12%, 08/16/2042(a),(c)	8,530	479	San Diego Gas & Electric Co
1.16%, 02/16/2046(a),(c)	5,569	324	1.91%, 02/01/2022	144	143
1.37%, 12/16/2036(a),(c)	2,272	131	Southern California Edison Co
GS Mortgage Securities Trust 2017-GS6			1.85%, 02/01/2022	296	292
1.95%, 05/10/2050	595	594	Southern Co/The
JPMDB Commercial Mortgage Securities			1.55%, 07/01/2018	200	199
Trust 2016-C4			Talen Energy Supply LLC
1.54%, 12/15/2049(a)	470	465	6.50%, 05/01/2018	168	170
		$4,109	Texas-New Mexico Power Co
Computers - 2.13%			9.50%, 04/01/2019(b)	202	227
Apple Inc			TransAlta Corp
1.00%, 05/03/2018	336	335	6.90%, 05/15/2018(a)	1,015	1,054
1.70%, 02/22/2019	200	201			$7,827
1.90%, 02/07/2020	200	200	Electronics - 0.76%
2.32%, 02/23/2021(a)	250	258	Fortive Corp
2.50%, 02/09/2022	400	404	1.80%, 06/15/2019	175	174
Dell International LLC / EMC Corp			2.35%, 06/15/2021	300	298
3.48%, 06/01/2019(b)	600	614	Honeywell International Inc
Hewlett Packard Enterprise Co			1.85%, 11/01/2021	800	787
2.45%, 10/05/2017	156	156			$1,259
2.85%, 10/05/2018	350	353	Engineering & Construction - 0.48%
International Business Machines Corp			SBA Tower Trust
1.95%, 02/12/2019	500	503	2.88%, 07/15/2046(b),(d)	400	399
2.25%, 02/19/2021	500	502	3.17%, 04/15/2047(b)	400	402
		$3,526			$801
Consumer Products - 0.24%			Finance - Mortgage Loan/Banker - 3.17%
Reckitt Benckiser Treasury Services PLC			Fannie Mae
1.86%, 06/24/2022(a),(b)	400	400	1.25%, 08/17/2021	800	782
			1.88%, 04/05/2022	1,600	1,595
Cosmetics & Personal Care - 0.18%			2.00%, 01/05/2022	2,350	2,358
Procter & Gamble Co/The			Freddie Mac
1.70%, 11/03/2021	300	296	2.38%, 01/13/2022	500	510
					$5,245
Credit Card Asset Backed Securities - 1.30%			Food - 0.68%
Cabela's Credit Card Master Note Trust			Kraft Heinz Foods Co
1.61%, 07/15/2022(a)	834	837	2.00%, 07/02/2018	269	270
1.81%, 08/16/2021(a),(b)	505	508
			Mondelez International Holdings Netherlands
Capital One Multi-Asset Execution Trust			BV
1.67%, 09/16/2024(a)	800	807	1.63%, 10/28/2019(b)	500	495
		$2,152	Tyson Foods Inc
Diversified Financial Services - 0.68%			1.65%, 05/30/2019(a)	250	251
GE Capital International Funding Co			1.76%, 06/02/2020(a)	100	100
Unlimited Co					$1,116
2.34%, 11/15/2020	400	403	Hand & Machine Tools - 0.36%
GTP Acquisition Partners I LLC			Stanley Black & Decker Inc
2.35%, 06/15/2045(b)	721	713	1.62%, 11/17/2018	600	599
		$1,116
Electric - 4.73%			Healthcare - Products - 0.77%
Alabama Power Co			Medtronic Global Holdings SCA
2.45%, 03/30/2022	750	753	1.70%, 03/28/2019	500	500
Black Hills Corp			Medtronic Inc
2.50%, 01/11/2019	300	302	2.05%, 03/15/2020(a)	250	254
Dominion Energy Inc			2.50%, 03/15/2020	505	513
1.40%, 09/15/2017	243	243			$1,267
2.58%, 07/01/2020(a)	200	201
			Healthcare - Services - 0.71%
2.96%, 07/01/2019(a)	650	660	Roche Holdings Inc
Duke Energy Florida LLC			1.64%, 09/30/2019(a),(b)	673	675
1.85%, 01/15/2020	400	400	UnitedHealth Group Inc
3.10%, 08/15/2021	250	257	1.70%, 02/15/2019	500	500
Emera US Finance LP					$1,175
2.70%, 06/15/2021	300	300	Home Equity Asset Backed Securities - 0.24%
Exelon Corp			Asset Backed Securities Corp Home Equity
3.50%, 06/01/2022(a)	500	511
			Loan Trust Series OOMC 2005-HE6
Fortis Inc/Canada			1.98%, 07/25/2035(a)	39	39
2.10%, 10/04/2021(b)	633	620
			Centex Home Equity Loan Trust 2005-D
			1.65%, 10/25/2035(a)	2	2

See accompanying notes.

Schedule of Investments
Short-Term Income Account
June 30, 2017 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Home Equity Asset Backed Securities (continued)			Media (continued)
Home Equity Asset Trust 2005-4			Walt Disney Co/The (continued)
1.49%, 10/25/2035(a)	$87	$87	2.30%, 02/12/2021	$200	$202
JP Morgan Mortgage Acquisition Corp 2005-					$1,763
OPT1			Mining - 0.63%
1.89%, 06/25/2035(a)	24	24	Glencore Finance Canada Ltd
RASC Series 2005-AHL2 Trust			2.70%, 10/25/2017(a),(b)	841	842
1.57%, 10/25/2035(a)	112	112	Glencore Funding LLC
RASC Series 2005-EMX2 Trust			4.13%, 05/30/2023(b)	200	205
1.73%, 07/25/2035(a)	53	53			$1,047
Structured Asset Securities Corp Mortgage			Miscellaneous Manufacturers - 1.14%
Loan Trust Series 2005-GEL4			General Electric Co
2.15%, 08/25/2035(a)	2	2
			5.50%, 01/08/2020	500	545
Terwin Mortgage Trust Series TMTS 2005-			Ingersoll-Rand Global Holding Co Ltd
14HE			6.88%, 08/15/2018	450	475
4.85%, 08/25/2036(a)	50	50
			Siemens Financieringsmaatschappij NV
Wells Fargo Home Equity Asset-Backed			1.86%, 03/16/2022(a),(b)	500	505
Securities 2004-2 Trust			2.20%, 03/16/2020(b)	350	352
2.06%, 10/25/2034(a)	21	21
					$1,877
		$390	Mortgage Backed Securities - 3.00%
Housewares - 0.25%			Alternative Loan Trust 2004-J8
Newell Brands Inc			6.00%, 02/25/2017	4	4
2.60%, 03/29/2019	200	202	Banc of America Funding 2004-1 Trust
3.85%, 04/01/2023	200	210	5.25%, 02/25/2019	5	5
		$412	Banc of America Funding 2004-3 Trust
Insurance - 7.00%			4.75%, 09/25/2019	23	23
Berkshire Hathaway Finance Corp			BCAP LLC 2011-RR11 Trust
1.70%, 03/15/2019	500	501	3.64%, 03/26/2035(a),(b)	136	136
Berkshire Hathaway Inc			CHL Mortgage Pass-Through Trust 2003-46
2.20%, 03/15/2021	400	403	3.14%, 01/19/2034(a)	57	57
2.75%, 03/15/2023	500	507	CHL Mortgage Pass-Through Trust 2004-J1
Five Corners Funding Trust			4.50%, 01/25/2019(a)	3	4
4.42%, 11/15/2023(b)	750	805	CHL Mortgage Pass-Through Trust 2004-J7
Hartford Financial Services Group Inc/The			5.00%, 09/25/2019	31	31
8.13%, 06/15/2068(a)	1,103	1,164	Credit Suisse First Boston Mortgage Securities
MassMutual Global Funding II			Corp
1.55%, 10/11/2019(b)	350	346	5.00%, 09/25/2019	6	6
2.10%, 08/02/2018(b)	505	507	CSFB Mortgage-Backed Pass-Through
2.35%, 04/09/2019(b)	865	873	Certificates Series 2004-AR4
Metropolitan Life Global Funding I			2.18%, 05/25/2034(a)	39	38
1.64%, 06/12/2020(a),(b)	250	250	CSFB Mortgage-Backed Trust Series 2004-7
1.75%, 12/19/2018(b)	400	400	5.00%, 10/25/2019	22	22
1.95%, 09/15/2021(b)	470	460	GSMSC Pass-Through Trust 2009-4R
2.30%, 04/10/2019(b)	1,173	1,183	1.47%, 12/26/2036(a),(b)	80	79
New York Life Global Funding			JP Morgan Mortgage Trust 2004-A3
1.45%, 12/15/2017(b)	250	250	3.39%, 07/25/2034(a)	34	34
1.75%, 06/10/2022(a),(b)	1,000	1,007	JP Morgan Mortgage Trust 2004-S1
1.95%, 02/11/2020(b)	808	806	5.00%, 09/25/2034	97	99
2.00%, 04/13/2021(b)	400	396	JP Morgan Mortgage Trust 2016-4
2.15%, 06/18/2019(b)	124	125	3.50%, 10/25/2046(b)	786	801
Prudential Financial Inc			JP Morgan Mortgage Trust 2017-2
8.88%, 06/15/2068(a)	1,500	1,594	3.50%, 05/25/2047(a),(b)	497	508
		$11,577	MASTR Alternative Loan Trust 2003-9
Internet - 0.42%			6.50%, 01/25/2019	28	29
Amazon.com Inc			MASTR Asset Securitization Trust 2004-11
2.60%, 12/05/2019	673	686	5.00%, 12/25/2019	7	7
			MASTR Asset Securitization Trust 2004-9
Machinery - Diversified - 0.53%			5.00%, 09/25/2019	13	13
John Deere Capital Corp			PHH Mortgage Trust Series 2008-CIM1
1.35%, 01/16/2018	173	173	5.22%, 06/25/2038	131	129
2.05%, 03/10/2020	700	704	Prime Mortgage Trust 2005-2
		$877	5.25%, 07/25/2020(a)	70	71
Manufactured Housing Asset Backed Securities - 0.01%			Provident Funding Mortgage Loan Trust 2005-
Conseco Financial Corp			1
7.70%, 09/15/2026	20	21	1.80%, 05/25/2035(a)	195	189
			RALI Series 2003-QS23 Trust
Media - 1.07%			5.00%, 12/26/2018	60	60
Time Warner Cable LLC			RALI Series 2004-QS3 Trust
8.25%, 04/01/2019	505	557	5.00%, 03/25/2019	28	27
Walt Disney Co/The			RBSSP Resecuritization Trust 2009-7
1.61%, 03/04/2022(a)	500	502	1.40%, 06/26/2037(a),(b)	35	34
1.95%, 03/04/2020	500	502

See accompanying notes.

Schedule of Investments
Short-Term Income Account
June 30, 2017 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Mortgage Backed Securities (continued)			Other Asset Backed Securities (continued)
RBSSP Resecuritization Trust 2009-			Trafigura Securitisation Finance PLC 2017-1
7 (continued)			2.06%, 12/15/2020(a),(b),(d)	$1,000	$1,000
5.00%, 09/26/2036(a),(b)	$1	$1	Verizon Owner Trust 2016-1
Sequoia Mortgage Trust 2013-4			1.42%, 01/20/2021(a),(b)	500	497
1.55%, 04/25/2043(a)	55	54	Verizon Owner Trust 2016-2
Sequoia Mortgage Trust 2013-8			1.68%, 05/20/2021(a),(b)	1,000	997
2.25%, 06/25/2043(a)	433	417	Verizon Owner Trust 2017-1
Sequoia Mortgage Trust 2017-1			2.06%, 09/20/2021(b)	250	251
3.50%, 02/25/2047(b)	485	495	Verizon Owner Trust 2017-2
Sequoia Mortgage Trust 2017-2			1.92%, 12/20/2021(a),(b),(d)	750	750
3.50%, 03/25/2047(b)	244	249			$8,829
Sequoia Mortgage Trust 2017-3			Pharmaceuticals - 1.14%
3.50%, 04/25/2047(b)	486	495	AbbVie Inc
Springleaf Mortgage Loan Trust 2013-2			1.80%, 05/14/2018	202	202
1.78%, 12/25/2065(b)	148	147	2.30%, 05/14/2021	200	200
3.52%, 12/25/2065(a),(b)	688	687	2.50%, 05/14/2020	336	340
WaMu Mortgage Pass-Through Certificates			Allergan Funding SCS
Series 2003-S8 Trust			2.35%, 03/12/2018	505	507
5.00%, 09/25/2018	4	4	Mead Johnson Nutrition Co
		$4,955	3.00%, 11/15/2020	250	256
Oil & Gas - 2.12%			Merck & Co Inc
BP Capital Markets PLC			1.10%, 01/31/2018	373	373
2.75%, 05/10/2023	185	184			$1,878
4.75%, 03/10/2019	673	706	Pipelines - 3.10%
Chevron Corp			Buckeye Partners LP
1.70%, 03/03/2022(a)	250	251	2.65%, 11/15/2018	649	652
1.72%, 06/24/2018	375	376	4.15%, 07/01/2023	400	411
2.90%, 03/03/2024	250	252	Columbia Pipeline Group Inc
Phillips 66			2.45%, 06/01/2018	168	169
1.79%, 04/15/2019(a),(b)	150	150	3.30%, 06/01/2020	168	172
1.89%, 04/15/2020(a),(b)	150	150	Florida Gas Transmission Co LLC
Shell International Finance BV			7.90%, 05/15/2019(b)	559	613
2.13%, 05/11/2020	505	508	Hiland Partners Holdings LLC / Hiland
2.38%, 08/21/2022	557	554	Partners Finance Corp
Total Capital International SA			5.50%, 05/15/2022(b)	133	139
1.75%, 08/10/2018(a)	370	372	TransCanada PipeLines Ltd
		$3,503	3.39%, 05/15/2067(a)	900	855
Other Asset Backed Securities - 5.34%			Williams Partners LP / ACMP Finance Corp
Ameriquest Mortgage Securities Inc Asset-			4.88%, 05/15/2023	700	726
Backed Pass-Through Ctfs Ser 2005-R1			4.88%, 03/15/2024	1,325	1,389
1.89%, 03/25/2035(a)	15	15			$5,126
Drug Royalty II LP 2			REITS - 1.14%
3.48%, 07/15/2023(a),(b)	484	481	Alexandria Real Estate Equities Inc
Drug Royalty III LP 1			2.75%, 01/15/2020	510	513
3.72%, 04/15/2027(a),(b)	250	250	American Tower Trust #1
3.98%, 04/15/2027(a),(b)	200	201	1.55%, 03/15/2043(b)	255	254
MVW Owner Trust 2015-1			Digital Realty Trust LP
2.52%, 12/20/2032(a),(b)	478	476	3.40%, 10/01/2020	300	308
MVW Owner Trust 2016-1			Healthcare Realty Trust Inc
2.25%, 12/20/2033(b)	417	412	5.75%, 01/15/2021	343	376
OneMain Financial Issuance Trust 2014-1			Kimco Realty Corp
2.43%, 06/18/2024(a),(b)	124	124	4.30%, 02/01/2018	336	339
OneMain Financial Issuance Trust 2014-2			WEA Finance LLC / Westfield UK & Europe
2.47%, 09/18/2024(b)	358	358	Finance PLC
OneMain Financial Issuance Trust 2015-2			1.75%, 09/15/2017(b)	100	100
2.57%, 07/18/2025(b)	649	650			$1,890
PFS Financing Corp			Retail - 1.64%
1.74%, 03/15/2021(a),(b)	750	751
			Costco Wholesale Corp
1.76%, 10/15/2019(a),(b)	336	336
			2.15%, 05/18/2021	1,500	1,500
1.78%, 04/15/2020(a),(b)	536	536	Home Depot Inc/The
PFS Tax Lien Trust 2014-1			1.80%, 06/05/2020	500	500
1.44%, 05/15/2029(a),(b)	150	149
			2.00%, 04/01/2021	200	200
RAAC Series 2006-RP2 Trust			McDonald's Corp
1.47%, 02/25/2037(a),(b)	40	40
			2.75%, 12/09/2020	500	509
RAMP Series 2005-RZ4 Trust					$2,709
1.62%, 11/25/2035(a)	2	2
			Savings & Loans - 0.00%
Soundview Home Loan Trust 2005-CTX1			Washington Mutual Bank / Henderson NV
1.64%, 11/25/2035(a)	18	18	0.00%, 01/15/2013(d),(e),(f)	200	—
Structured Asset Investment Loan Trust 2005-
4
1.88%, 05/25/2035(a)	64	64
Trafigura Securitisation Finance PLC 2014-1
2.11%, 10/15/2018(a),(b)	471	471

See accompanying notes.

Schedule of Investments
Short-Term Income Account
June 30, 2017 (unaudited)

Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Semiconductors - 1.09%			Telecommunications (continued)
Broadcom Corp / Broadcom Cayman Finance			Verizon Communications Inc
Ltd			1.72%, 05/22/2020(a)	$200	$200
2.38%, 01/15/2020(b)	$600	$601	2.95%, 03/15/2022(b)	300	302
3.00%, 01/15/2022(b)	200	202			$3,342
QUALCOMM Inc			Transportation - 0.43%
1.85%, 05/20/2019	500	501	Ryder System Inc
1.93%, 01/30/2023(a)	500	502	2.25%, 09/01/2021	200	198
		$1,806	2.45%, 11/15/2018	505	508
Software - 1.38%					$706
Microsoft Corp			TOTAL BONDS		$162,083
1.10%, 08/08/2019	500	494	U.S. GOVERNMENT & GOVERNMENT	Principal
1.30%, 11/03/2018	250	250	AGENCY OBLIGATIONS - 0.14%	Amount (000's) Value (000's)
1.85%, 02/06/2020	400	401	Federal Home Loan Mortgage Corporation (FHLMC) - 0.01%
1.85%, 02/12/2020	338	338	2.94%, 09/01/2035(a)	$18	$19
Oracle Corp					$19
1.90%, 09/15/2021	200	198	Federal National Mortgage Association (FNMA) - 0.12%
2.25%, 10/08/2019	250	253	2.81%, 02/01/2037(a)	32	34
5.75%, 04/15/2018	336	347	2.88%, 04/01/2033(a)	67	70
		$2,281	2.91%, 11/01/2032(a)	3	3
Student Loan Asset Backed Securities - 5.30%			2.96%, 07/01/2034(a)	28	29
Keycorp Student Loan Trust 2000-b			3.03%, 08/01/2034(a)	10	10
1.47%, 07/25/2029(a)	729	712	3.13%, 12/01/2032(a)	15	16
KeyCorp Student Loan Trust 2003-A			3.33%, 02/01/2035(a)	4	4
1.69%, 01/25/2037(a)	653	628	3.38%, 01/01/2035(a)	13	14
KeyCorp Student Loan Trust 2004-A			3.50%, 12/01/2033(a)	13	14
1.70%, 01/27/2042(a)	457	457	4.15%, 11/01/2035(a)	1	1
KeyCorp Student Loan Trust 2006-A			8.00%, 05/01/2027	8	8
1.60%, 09/27/2035(a)	992	987
					$203
Navient Private Education Loan Trust 2014-			Government National Mortgage Association (GNMA) - 0.01%
CT			9.00%, 12/15/2020	1	1
1.86%, 09/16/2024(a),(b)	197	197
			10.00%, 02/15/2025	1	1
SLC Private Student Loan Trust 2006-A			10.00%, 06/15/2020	1	1
1.33%, 07/15/2036(a)	567	567
			10.00%, 09/15/2018	1	1
SLM Private Credit Student Loan Trust 2002-			10.00%, 05/15/2020	3	3
A					$7
1.80%, 12/16/2030(a)	564	553
			TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
SLM Private Credit Student Loan Trust 2004-			OBLIGATIONS		$229
A
1.65%, 06/15/2033(a)	192	186	Total Investments		$163,307
			Other Assets and Liabilities - 1.26%		$2,087
SLM Private Credit Student Loan Trust 2004-
B			TOTAL NET ASSETS - 100.00%		$165,394
1.58%, 03/15/2024(a)	698	682
SLM Private Credit Student Loan Trust 2005-
			(a)	Variable Rate. Rate shown is in effect at June 30, 2017.
B
1.52%, 12/15/2023(a)	234	234	(b)	Security exempt from registration under Rule 144A of the Securities Act of
			1933. These securities may be resold in transactions exempt from
SLM Private Credit Student Loan Trust 2006-
			registration, normally to qualified institutional buyers. At the end of the
A
1.44%, 12/15/2023(a)	43	43	period, the value of these securities totaled $44,066 or 26.64% of net
1.54%, 06/15/2039(a)	1,000	948	assets.
			(c) Security is an Interest Only Strip
SLM Private Education Loan Trust 2013-A
1.77%, 05/17/2027(b)	1,083	1,085	(d)	Fair value of these investments is determined in good faith by the Manager
			under procedures established and periodically reviewed by the Board of
SLM Private Education Loan Trust 2013-B
1.81%, 07/15/2022(a),(b)	35	35	Directors. Certain inputs used in the valuation may be unobservable;
1.85%, 06/17/2030(a),(b)	336	337	however, each security is evaluated individually for purposes of ASC 820
			which results in not all securities being identified as Level 3 of the fair
SLM Private Education Loan Trust 2014-A
1.76%, 07/15/2022(a),(b)	20	20	value hierarchy. At the end of the period, the fair value of these securities
			totaled $2,149 or 1.30% of net assets.
SMB Private Education Loan Trust 2016-C
1.71%, 11/15/2023(a),(b)	697	698	(e) Non-Income Producing Security
			(f)	Restricted Security. Please see Restricted Security Sub-Schedule for more
SMB Private Education Loan Trust 2017-A
1.61%, 06/17/2024(a),(b)	400	401	information.
		$8,770
Telecommunications - 2.02%
AT&T Inc
3.60%, 02/17/2023	1,000	1,023
Cisco Systems Inc
2.20%, 02/28/2021	250	251
4.95%, 02/15/2019	500	526
Crown Castle Towers LLC
4.88%, 08/15/2040(b)	265	283
Sprint Spectrum Co LLC / Sprint Spectrum Co
II LLC / Sprint Spectrum Co III LLC
3.36%, 03/20/2023(b)	750	757

See accompanying notes.

Schedule of Investments
Short-Term Income Account
June 30, 2017 (unaudited)

Portfolio Summary (unaudited)
Sector	Percent
Financial	29.88%
Asset Backed Securities	23.31%
Consumer, Non-cyclical	6.40%
Mortgage Securities	5.63%
Energy	5.22%
Industrial	4.91%
Utilities	4.73%
Technology	4.60%
Consumer, Cyclical	4.58%
Communications	3.50%
Government	3.17%
Basic Materials	2.21%
Investment Companies	0.60%
Other Assets and Liabilities	1.26%
TOTAL NET ASSETS	100.00%

Restricted Securities

Security Name	Trade Date	Cost	Value	Percent of Net Assets
Washington Mutual Bank / Henderson NV	04/25/2007	$199	$—	0.00%

Total				0.00%
Amounts in thousands

See accompanying notes.

Schedule of Investments SmallCap Account June 30, 2017 (unaudited)

COMMON STOCKS - 98.88%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Aerospace & Defense - 1.14%			Diversified Financial Services (continued)
Esterline Technologies Corp (a)	24,800	$2,351	Enova International Inc (a)	59,770	$888
			Houlihan Lokey Inc	25,120	877
Automobile Parts & Equipment - 3.30%			LPL Financial Holdings Inc	39,860	1,692
Cooper Tire & Rubber Co	78,734	2,842	Moelis & Co	37,320	1,450
Tenneco Inc	18,290	1,058			$6,292
Visteon Corp (a)	28,160	2,874	Electric - 2.14%
		$6,774	Avista Corp	51,630	2,192
Banks - 10.22%			Portland General Electric Co	48,430	2,213
Cathay General Bancorp	56,670	2,151			$4,405
CenterState Banks Inc	73,850	1,836	Electrical Components & Equipment - 1.87%
Central Pacific Financial Corp	71,250	2,242	Advanced Energy Industries Inc (a)	35,709	2,310
Cullen/Frost Bankers Inc	25,900	2,432	EnerSys	21,290	1,543
FCB Financial Holdings Inc (a)	40,430	1,930			$3,853
First Busey Corp	14,450	424	Electronics - 4.75%
First Merchants Corp	29,170	1,171	II-VI Inc (a)	64,920	2,227
First of Long Island Corp/The	16,297	466	Itron Inc (a)	18,650	1,263
Fulton Financial Corp	121,660	2,312	SYNNEX Corp	27,690	3,322
Guaranty Bancorp	24,770	674	Vishay Intertechnology Inc	177,730	2,950
Independent Bank Group Inc	16,280	969			$9,762
PacWest Bancorp	22,920	1,070	Engineering & Construction - 1.83%
Sandy Spring Bancorp Inc	14,770	601	MasTec Inc (a)	58,240	2,629
Umpqua Holdings Corp	102,470	1,881	Tutor Perini Corp (a)	39,080	1,124
Union Bankshares Corp	24,960	846			$3,753
		$21,005	Entertainment - 2.56%
Biotechnology - 2.48%			Eldorado Resorts Inc (a)	113,810	2,276
Acceleron Pharma Inc (a)	11,540	351	Red Rock Resorts Inc	25,070	590
Aratana Therapeutics Inc (a)	46,321	335	Vail Resorts Inc	11,850	2,404
Bellicum Pharmaceuticals Inc (a)	8,580	100
					$5,270
Bluebird Bio Inc (a)	4,250	446
			Environmental Control - 0.69%
Cambrex Corp (a)	3,919	234	AquaVenture Holdings Ltd (a)	26,312	401
Cytokinetics Inc (a)	2,035	25	Casella Waste Systems Inc (a)	36,590	600
DNIB Unwind Inc - Warrants (a),(b)	1,938	—	Energy Recovery Inc (a)	50,810	421
Epizyme Inc (a)	9,950	150
Exact Sciences Corp (a)	11,650	412			$1,422
FibroGen Inc (a)	11,520	372	Food - 1.94%
			Cal-Maine Foods Inc (a)	23,828	944
Genocea Biosciences Inc (a)	25,380	133
Insmed Inc (a)	23,070	396	Dean Foods Co	114,940	1,954
			SUPERVALU Inc (a)	332,010	1,092
Intercept Pharmaceuticals Inc (a)	1,210	147
Kite Pharma Inc (a)	4,880	506			$3,990
MacroGenics Inc (a)	13,270	232	Gas - 1.19%
Seattle Genetics Inc (a)	4,470	231	Southwest Gas Holdings Inc	33,430	2,442
Spark Therapeutics Inc (a)	3,420	204
Ultragenyx Pharmaceutical Inc (a)	7,130	443	Healthcare - Products - 2.57%
			ICU Medical Inc (a)	18,680	3,222
Versartis Inc (a)	22,210	388
			K2M Group Holdings Inc (a)	44,040	1,073
		$5,105	Nevro Corp (a)	8,910	663
Building Materials - 1.65%			STAAR Surgical Co (a)	30,450	329
NCI Building Systems Inc (a)	73,865	1,234
Ply Gem Holdings Inc (a)	20,682	371			$5,287
US Concrete Inc (a)	22,625	1,777	Healthcare - Services - 1.74%
			HealthSouth Corp	62,680	3,034
		$3,382	Natera Inc (a)	12,120	132
Chemicals - 2.15%			Teladoc Inc (a)	11,770	408
Cabot Corp	25,240	1,349
					$3,574
Huntsman Corp	53,950	1,394
Univar Inc (a)	57,480	1,678	Home Builders - 0.80%
			Installed Building Products Inc (a)	31,035	1,643
		$4,421
Commercial Services - 6.69%
AMN Healthcare Services Inc (a)	24,940	974	Insurance - 5.08%
			American Financial Group Inc/OH	21,430	2,130
Brink's Co/The	44,980	3,014	Argo Group International Holdings Ltd	22,944	1,390
INC Research Holdings Inc (a)	26,280	1,537
			Assured Guaranty Ltd	32,040	1,337
Insperity Inc	25,990	1,845	Athene Holding Ltd (a)	20,650	1,025
K12 Inc (a)	37,990	681
Live Nation Entertainment Inc (a)	37,781	1,317	CNO Financial Group Inc	136,500	2,850
			MGIC Investment Corp (a)	152,429	1,707
Navigant Consulting Inc (a)	46,970	928
On Assignment Inc (a)	44,410	2,405			$10,439
SP Plus Corp (a)	34,770	1,062	Internet - 1.86%
			Carvana Co (a)	70,470	1,442
		$13,763	GoDaddy Inc (a)	53,767	2,281
Computers - 2.86%			Okta Inc (a)	4,330	99
CACI International Inc (a)	21,650	2,708
ExlService Holdings Inc (a)	33,720	1,874			$3,822
Sykes Enterprises Inc (a)	38,660	1,296	Iron & Steel - 1.00%
			Reliance Steel & Aluminum Co	13,410	976
		$5,878
			Steel Dynamics Inc	30,180	1,081
Diversified Financial Services - 3.06%					$2,057
BGC Partners Inc	109,580	1,385

See accompanying notes.

Schedule of Investments SmallCap Account June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Leisure Products & Services - 0.86%			Savings & Loans - 0.78%
Planet Fitness Inc	75,340	$1,758	Pacific Premier Bancorp Inc (a)	43,460	$1,604

Lodging - 1.24%			Semiconductors - 1.21%
Extended Stay America Inc	132,040	2,556	Entegris Inc (a)	113,390	2,489

Machinery - Construction & Mining - 0.88%			Software - 5.19%
Oshkosh Corp	26,380	1,817	Alteryx Inc (a)	13,840	270
			Apptio Inc (a)	32,314	561
Machinery - Diversified - 0.33%			Aspen Technology Inc (a)	52,560	2,904
Columbus McKinnon Corp/NY	26,610	676	Atlassian Corp PLC (a)	32,220	1,134
Gerber Scientific Inc (a),(b)	1,974	—	Blackbaud Inc	34,990	3,000
		$676	Manhattan Associates Inc (a)	28,980	1,393
Metal Fabrication & Hardware - 0.91%			Take-Two Interactive Software Inc (a)	19,160	1,406
Atkore International Group Inc (a)	56,310	1,270			$10,668
Global Brass & Copper Holdings Inc	19,624	599	Telecommunications - 2.24%
		$1,869	Gigamon Inc (a)	24,480	963
Mining - 0.29%			NETGEAR Inc (a)	32,530	1,402
US Silica Holdings Inc	16,980	603	Plantronics Inc	42,850	2,242
					$4,607
Miscellaneous Manufacturers - 0.96%			TOTAL COMMON STOCKS		$203,295
Trinseo SA	28,740	1,974	INVESTMENT COMPANIES - 1.12%	Shares Held	Value (000's)
			Money Market Funds - 1.12%
Oil & Gas - 2.46%			BlackRock Liquidity Funds FedFund Portfolio	2,310,671	2,311
Carrizo Oil & Gas Inc (a)	55,530	967
Delek Holdco Inc	24,961	660	TOTAL INVESTMENT COMPANIES		$2,311
Murphy USA Inc (a)	26,700	1,979
			Total Investments		$205,606
Oasis Petroleum Inc (a)	74,480	600
			Other Assets and Liabilities - 0.00%		$(6)
Resolute Energy Corp (a)	16,208	483
			TOTAL NET ASSETS - 100.00%		$205,600
Ring Energy Inc (a)	29,104	378
		$5,067
Oil & Gas Services - 1.10%			(a) Non-Income Producing Security
Mammoth Energy Services Inc (a)	54,380	1,012	(b)		Fair value of these investments is determined in good faith by the Manager
MRC Global Inc (a)	64,430	1,064	under procedures established and periodically reviewed by the Board of
Pioneer Energy Services Corp (a)	85,770	176	Directors. Certain inputs used in the valuation may be unobservable;
		$2,252	however, each security is evaluated individually for purposes of ASC 820
Packaging & Containers - 0.61%			which results in not all securities being identified as Level 3 of the fair
Graphic Packaging Holding Co	91,520	1,261	value hierarchy. At the end of the period, the fair value of these securities
			totaled $0 or 0.00% of net assets.
Pharmaceuticals - 4.59%
Array BioPharma Inc (a)	43,570	365
Clovis Oncology Inc (a)	4,400	412
Coherus Biosciences Inc (a)	14,790	212	Portfolio Summary (unaudited)
Concert Pharmaceuticals Inc (a)	14,250	199	Sector		Percent
DexCom Inc (a)	2,990	219	Financial		26.98%
Nektar Therapeutics (a)	34,430	673	Consumer, Non-cyclical		20.01%
Neurocrine Biosciences Inc (a)	5,940	273	Industrial		15.62%
Portola Pharmaceuticals Inc (a)	5,920	332	Consumer, Cyclical		12.58%
PRA Health Sciences Inc (a)	38,140	2,861	Technology		9.26%
Prestige Brands Holdings Inc (a)	56,179	2,967	Communications		4.10%
ProQR Therapeutics NV (a)	9,412	49	Energy		3.56%
Revance Therapeutics Inc (a)	9,070	239	Basic Materials		3.44%
TESARO Inc (a)	1,690	236	Utilities		3.33%
Vanda Pharmaceuticals Inc (a)	25,011	408	Investment Companies		1.12%
		$9,445	Other Assets and Liabilities		0.00%
REITS - 7.84%			TOTAL NET ASSETS		100.00%
American Homes 4 Rent	118,640	2,678
Armada Hoffler Properties Inc	37,690	488
CoreSite Realty Corp	15,630	1,618
First Industrial Realty Trust Inc	99,020	2,834
Hudson Pacific Properties Inc	89,620	3,064
Monmouth Real Estate Investment Corp	36,630	551
Summit Hotel Properties Inc	145,840	2,720
Two Harbors Investment Corp	217,840	2,159
		$16,112
Retail - 3.82%
Big 5 Sporting Goods Corp	49,620	648
Caleres Inc	90,658	2,519
Foundation Building Materials Inc (a)	33,163	426
GMS Inc (a)	52,770	1,483
Ruth's Hospitality Group Inc	50,620	1,101
Tile Shop Holdings Inc	47,230	975
World Fuel Services Corp	18,087	695
		$7,847

See accompanying notes.

Glossary to the Schedule of Investments
June 30, 2017 (unaudited)

Currency Abbreviations
USD/$	United States Dollar

See accompanying notes.

(This page intentionally left blank)

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends
		Beginning of	Income	Gain (Loss) on	Investment	Investment	Realized	and
		Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions
BOND MARKET INDEX ACCOUNT
Class 1 shares
2017	(c)	$10.25	$0.11	$0.11	$0.22	$–	$–	$–
2016		10.20	0.19	0.05	0.24	(0.19)	–	(0.19)
2015		10.34	0.18	(0.17)	0.01	(0.15)	–	(0.15)
2014		9.88	0.17	0.40	0.57	(0.11)	–	(0.11)
2013		10.21	0.13	(0.39)	(0.26)	(0.07)	–	(0.07)
2012	(f)	10.00	0.08	0.13	0.21	–	–	–
CORE PLUS BOND ACCOUNT(g)
Class 1 shares
2017	(c)	11.15	0.18	0.15	0.33	–	–	–
2016		11.05	0.32	0.14	0.46	(0.36)	–	(0.36)
2015		11.46	0.32	(0.37)	(0.05)	(0.36)	–	(0.36)
2014		11.24	0.31	0.28	0.59	(0.37)	–	(0.37)
2013		11.74	0.32	(0.43)	(0.11)	(0.39)	–	(0.39)
2012		11.35	0.36	0.48	0.84	(0.45)	–	(0.45)
Class 2 shares
2017	(c)	11.11	0.17	0.14	0.31	–	–	–
2016		11.03	0.29	0.14	0.43	(0.35)	–	(0.35)
2015	(h)	11.62	0.19	(0.42)	(0.23)	(0.36)	–	(0.36)
DIVERSIFIED BALANCED ACCOUNT
Class 1 shares
2017	(i)	15.36	–	0.21	0.21	–	–	–
Class 2 shares
2017	(c)	14.76	(0.02)	0.82	0.80	–	–	–
2016		14.11	0.22	0.75	0.97	(0.18)	(0.14)	(0.32)
2015		14.39	0.19	(0.17)	0.02	(0.14)	(0.16)	(0.30)
2014		13.66	0.16	0.85	1.01	(0.13)	(0.15)	(0.28)
2013		12.28	0.15	1.43	1.58	(0.04)	(0.16)	(0.20)
2012		11.30	0.06	1.03	1.09	(0.11)	–	(0.11)

See accompanying notes.

				FINANCIAL HIGHLIGHTS (Continued)
				PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
						(unaudited)

Net Asset			Net Assets, End of	Ratio of Expenses		Ratio of Gross		Ratio of Net
Value, End	Total		Period (in	to Average Net		Expenses to Average		Investment Income to		Portfolio
of Period	Return(b)		thousands)	Assets		Net Assets		Average Net Assets		Turnover Rate

$10.47	2.15	%(d)	$2,299,115	0.25	%(e)	–%		2.06	%(e)	107.1	%(e)
10.25	2.29		2,184,608	0.25		–		1.86		118.5
10.20	0.13		1,937,655	0.25		–		1.77		154.0
10.34	5.75		1,734,803	0.26		–		1.68		195.7
9.88	(2.56)		1,264,213	0.26		–		1.26		225.8
10.21	2.10	(d)	753,130	0.26	(e)	–		1.27	(e)	160.6	(e)

11.48	2.96	(d)	293,359	0.46	(e)	–		3.28	(e)	128.5	(e)
11.15	4.09		292,436	0.46		–		2.79		155.1
11.05	(0.48)		290,032	0.46		–		2.80		177.2
11.46	5.24		321,735	0.45		–		2.74		205.6
11.24	(0.86)		316,177	0.45		–		2.79		204.8
11.74	7.54		342,051	0.45		–		3.12		218.2

11.42	2.79	(d)	339	0.71	(e)	–		3.05	(e)	128.5	(e)
11.11	3.82		232	0.71		–		2.55		155.1
11.03	(2.03	) (d)	28	0.71	(e)	–		2.58	(e)	177.2	(e)

15.57	1.37	(d)	41,886	0.05 (e)	,(j)	0.05 (e)	,(j)	(0.05	) (e)	14.0	(e)

15.56	5.42	(d)	1,117,226	0.30 (e)	,(j)	0.30 (e)	,(j),(k)	(0.30	) (e)	14.0	(e)
14.76	6.90		1,099,647	0.30	(j)	0.30 (j)	,(k)	1.51		14.1
14.11	0.16		1,031,111	0.30	(j)	0.30 (j)	,(k)	1.29		14.3
14.39	7.41		1,011,106	0.30	(j)	0.30 (j)	,(k)	1.11		9.0
13.66	12.95		856,784	0.30	(j)	0.30 (j)	,(k)	1.16		10.1
12.28	9.71		581,734	0.30	(j)	0.30 (j)	,(k)	0.52		56.6

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c)	Six months ended June 30, 2017.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Period from May 15, 2012 date operations commenced, through December 31, 2012.
(g)	Effective May 1, 2016, Bond & Mortgage Securities Account changed its name to Core Plus Bond Account.
(h)	Period from May 1, 2015 date operations commenced, through December 31, 2015.
(i)	Period from May 1, 2017 date operations commenced, through June 30, 2017.
(j)	Does not include expenses of the investment companies in which the Account invests.
(k)	Excludes expense reimbursement from Manager.

See accompanying notes.

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From from Net		from	Dividends
		Beginning of	Income	Gain (Loss) on	Investment	Investment	Realized	and
		Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions
DIVERSIFIED BALANCED MANAGED VOLATILITY ACCOUNT
Class 2 shares
2017	(c)	$11.27	($0.02)	$0.60	$0.58	$–	$–	$–
2016		10.72	0.16	0.53	0.69	(0.08)	(0.06)	(0.14)
2015		10.88	0.10	(0.09)	0.01	(0.09)	(0.08)	(0.17)
2014		10.18	0.27	0.43	0.70	–	–	–
2013	(h)	10.00	0.13	0.05	0.18	–	–	–
DIVERSIFIED BALANCED VOLATILITY CONTROL ACCOUNT
Class 2 shares
2017	(i)	10.00	0.01	0.21	0.22	–	–	–
DIVERSIFIED GROWTH ACCOUNT
Class 2 shares
2017	(c)	15.93	(0.02)	1.07	1.05	–	–	–
2016		15.08	0.24	0.98	1.22	(0.19)	(0.18)	(0.37)
2015		15.40	0.21	(0.18)	0.03	(0.16)	(0.19)	(0.35)
2014		14.60	0.19	0.94	1.13	(0.14)	(0.19)	(0.33)
2013		12.54	0.20	2.04	2.24	(0.06)	(0.12)	(0.18)
2012		11.33	0.09	1.22	1.31	(0.10)	–	(0.10)
DIVERSIFIED GROWTH MANAGED VOLATILITY ACCOUNT
Class 2 shares
2017	(c)	11.46	(0.02)	0.73	0.71	–	–	–
2016		10.79	0.16	0.66	0.82	(0.07)	(0.08)	(0.15)
2015		10.99	0.09	(0.08)	0.01	(0.11)	(0.10)	(0.21)
2014		10.27	0.31	0.41	0.72	–	–	–
2013	(h)	10.00	0.26	0.01	0.27	–	–	–
DIVERSIFIED GROWTH VOLATILITY CONTROL ACCOUNT
Class 2 shares
2017	(i)	10.00	0.01	0.23	0.24	–	–	–

See accompanying notes.

				FINANCIAL HIGHLIGHTS (Continued)
				PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
						(unaudited)

Net Asset			Net Assets, End of	Ratio of Expenses		Ratio of Gross		Ratio of Net		Portfolio
Value, End	Total		Period (in	to Average Net		Expenses to Average		Investment Income to		Turnover
of Period	Return(b)		thousands)	Assets		Net Assets		Average Net Assets		Rate

$11.85	5.15	%(d)	$176,083	0.31%(e),(f),(g)		–%		(0.31	)%(e)	11.4	%(e)
11.27	6.42		168,756	0.31 (f)	,(g)	–		1.48		13.6
10.72	0.01		138,384	0.31 (f)	,(g)	–		0.90		14.1
10.88	6.89		84,527	0.31 (f)	,(g)	–		2.54		8.1
10.18	1.80	(d)	887	0.31 (e)	,(f),(g)	–		7.97	(e)	6.6	(e)

10.22	2.20	(d)	10,100	0.39 (e)	,(f),(g)	–		0.47	(e)	18.1	(e)

16.98	6.59	(d)	3,795,465	0.30 (e)	,(g)	0.30 (e)	,(g),(j)	(0.30	) (e)	7.8	(e)
15.93	8.14		3,588,901	0.30	(g)	0.30 (g)	,(j)	1.53		11.1
15.08	0.17		3,201,495	0.30	(g)	0.30 (g)	,(j)	1.37		10.7
15.40	7.83		2,880,722	0.30	(g)	0.30 (g)	,(j)	1.25		7.1
14.60	17.95		2,202,857	0.30	(g)	0.30 (g)	,(j)	1.49		7.7
12.54	11.63		1,218,171	0.30	(g)	0.30 (g)	,(j)	0.76		42.6

12.17	6.20	(d)	338,559	0.30 (e)	,(f),(g)	–		(0.30	) (e)	11.1	(e)
11.46	7.56		313,672	0.30 (f)	,(g)	–		1.49		11.7
10.79	0.06		252,611	0.30 (f)	,(g)	–		0.82		11.5
10.99	7.06		151,672	0.31 (f)	,(g)	–		2.92		8.0
10.27	2.70	(d)	3,988	0.31 (e)	,(f),(g)	–		15.10	(e)	127.3	(e)

10.24	2.40	(d)	51,472	0.39 (e)	,(f),(g)	–		0.49	(e)	6.8	(e)

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c)	Six months ended June 30, 2017.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Reflects Manager's contractual expense limit.
(g)	Does not include expenses of the investment companies in which the Account invests.
(h)	Period from October 31, 2013 date operations commenced, through December 31, 2013.
(i)	Period from March 30, 2017 date operations commenced, through June 30, 2017.
(j)	Excludes expense reimbursement from Manager.

See accompanying notes.

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends
		Beginning of	Income	Gain (Loss) on	Investment	Investment	Realized	and
		Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions
DIVERSIFIED INCOME ACCOUNT
Class 2 shares
2017	(c)	$12.34	($0.02)	$0.56	$0.54	$–	$–	$–
2016		11.87	0.19	0.47	0.66	(0.12)	(0.07)	(0.19)
2015		12.03	0.15	(0.12)	0.03	(0.10)	(0.09)	(0.19)
2014		11.38	0.12	0.66	0.78	(0.06)	(0.07)	(0.13)
2013		10.54	0.11	0.75	0.86	(0.01)	(0.01)	(0.02)
2012	(h)	10.00	0.06	0.48	0.54	–	–	–
DIVERSIFIED INTERNATIONAL ACCOUNT
Class 1 shares
2017	(c)	13.42	0.16	1.97	2.13	–	–	–
2016		13.68	0.24	(0.18)	0.06	(0.32)	–	(0.32)
2015		14.08	0.26	(0.29)	(0.03)	(0.37)	–	(0.37)
2014		14.87	0.24	(0.70)	(0.46)	(0.33)	–	(0.33)
2013		12.89	0.24	2.09	2.33	(0.35)	–	(0.35)
2012		11.12	0.27	1.76	2.03	(0.26)	–	(0.26)
Class 2 shares
2017	(c)	13.52	0.14	1.99	2.13	–	–	–
2016		13.78	0.20	(0.18)	0.02	(0.28)	–	(0.28)
2015		14.19	0.21	(0.29)	(0.08)	(0.33)	–	(0.33)
2014		14.97	0.21	(0.70)	(0.49)	(0.29)	–	(0.29)
2013		12.96	0.22	2.10	2.32	(0.31)	–	(0.31)
2012		11.18	0.23	1.76	1.99	(0.21)	–	(0.21)
EQUITY INCOME ACCOUNT
Class 1 shares
2017	(c)	23.20	0.29	1.57	1.86	–	–	–
2016		21.67	0.57	2.77	3.34	(0.64)	(1.17)	(1.81)
2015		23.12	0.58	(1.46)	(0.88)	(0.57)	–	(0.57)
2014		21.00	0.57	2.09	2.66	(0.54)	–	(0.54)
2013		17.03	0.54	4.04	4.58	(0.61)	–	(0.61)
2012		15.53	0.54	1.47	2.01	(0.51)	–	(0.51)
Class 2 shares
2017	(c)	23.03	0.26	1.55	1.81	–	–	–
2016		21.52	0.51	2.75	3.26	(0.58)	(1.17)	(1.75)
2015		22.96	0.52	(1.45)	(0.93)	(0.51)	–	(0.51)
2014		20.87	0.51	2.07	2.58	(0.49)	–	(0.49)
2013		16.92	0.49	4.02	4.51	(0.56)	–	(0.56)
2012		15.43	0.49	1.46	1.95	(0.46)	–	(0.46)

See accompanying notes.

				FINANCIAL HIGHLIGHTS (Continued)
				PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
						(unaudited)

Net Asset			Net Assets, End of	Ratio of Expenses		Ratio of Gross		Ratio of Net
Value, End	Total		Period (in	to Average Net		Expenses to Average		Investment Income to		Portfolio
of Period	Return(b)		thousands)	Assets		Net Assets		Average Net Assets		Turnover Rate

$12.88	4.38	%(d)	$254,228	0.30%(e),(f)		0.30%(e),(f),(g)		(0.30)%	(e)	16.4	%(e)
12.34	5.56		254,001	0.30	(f)	0.30 (f)	,(g)	1.56		19.3
11.87	0.16		198,762	0.30	(f)	0.30 (f)	,(g)	1.25		20.1
12.03	6.89		168,562	0.31	(f)	0.31 (f)	,(g)	1.06		18.7
11.38	8.14		112,037	0.31	(f)	0.31 (f)	,(g)	0.96		27.0
10.54	5.40	(d)	54,787	0.31 (e)	,(f)	0.32 (e)	,(f),(g)	0.87	(e)	12.1	(e)

15.55	15.87	(d)	272,658	0.91	(e)	–		2.20	(e)	55.8	(e)
13.42	0.36		243,997	0.91		–		1.77		56.8
13.68	(0.35)		273,300	0.88		–		1.80		48.2
14.08	(3.21)		429,194	0.86		–		1.64		62.1
14.87	18.40		501,094	0.87		–		1.78		79.5
12.89	18.44		464,751	0.87		–		2.23		76.0

15.65	15.75	(d)	1,529	1.16	(e)	–		1.95	(e)	55.8	(e)
13.52	0.11		1,362	1.16		–		1.50		56.8
13.78	(0.65)		1,360	1.13		–		1.47		48.2
14.19	(3.41)		1,266	1.11		–		1.38		62.1
14.97	18.18		1,458	1.12		–		1.61		79.5
12.96	18.01		1,643	1.12		–		1.95		76.0

25.06	8.02	(d)	512,796	0.50	(e)	–		2.40	(e)	13.0	(e)
23.20	15.72		525,829	0.50		–		2.54		17.1
21.67	(3.93)		513,126	0.49		–		2.54		10.7
23.12	12.80		599,407	0.48		–		2.57		11.6
21.00	27.30		630,542	0.48		–		2.83		18.0
17.03	13.01		578,099	0.49		–		3.26		20.8

24.84	7.86	(d)	25,047	0.75	(e)	–		2.15	(e)	13.0	(e)
23.03	15.43		24,197	0.75		–		2.29		17.1
21.52	(4.15)		23,215	0.74		–		2.29		10.7
22.96	12.46		25,491	0.73		–		2.32		11.6
20.87	27.02		24,810	0.73		–		2.58		18.0
16.92	12.72		22,844	0.74		–		3.01		20.8

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c)	Six months ended June 30, 2017.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Does not include expenses of the investment companies in which the Account invests.
(g)	Excludes expense reimbursement from Manager.
(h)	Period from May 15, 2012 date operations commenced, through December 31, 2012.

See accompanying notes.

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends
		Beginning of	Income	Gain (Loss) on	Investment	Investment	Realized	and
		Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions
GOVERNMENT & HIGH QUALITY BOND ACCOUNT
Class 1 shares
2017	(c)	$9.98	$0.17	($0.05)	$0.12	$–	$–	$–
2016		10.16	0.33	(0.14)	0.19	(0.37)	–	(0.37)
2015		10.44	0.27	(0.19)	0.08	(0.35)	(0.01)	(0.36)
2014		10.33	0.27	0.25	0.52	(0.41)	–	(0.41)
2013		10.87	0.27	(0.39)	(0.12)	(0.42)	–	(0.42)
2012		10.90	0.33	0.09	0.42	(0.45)	–	(0.45)
Class 2 shares
2017	(c)	9.98	0.16	(0.06)	0.10	–	–	–
2016		10.17	0.31	(0.15)	0.16	(0.35)	–	(0.35)
2015		10.45	0.25	(0.18)	0.07	(0.34)	(0.01)	(0.35)
2014		10.34	0.24	0.25	0.49	(0.38)	–	(0.38)
2013		10.88	0.25	(0.39)	(0.14)	(0.40)	–	(0.40)
2012		10.90	0.30	0.10	0.40	(0.42)	–	(0.42)
INCOME ACCOUNT
Class 1 shares
2017	(c)	10.34	0.18	0.12	0.30	–	–	–
2016		10.24	0.38	0.21	0.59	(0.49)	–	(0.49)
2015		10.78	0.39	(0.46)	(0.07)	(0.47)	–	(0.47)
2014		10.68	0.43	0.16	0.59	(0.49)	–	(0.49)
2013		11.22	0.46	(0.43)	0.03	(0.57)	–	(0.57)
2012		10.71	0.53	0.48	1.01	(0.50)	–	(0.50)
Class 2 shares
2017	(c)	10.30	0.17	0.11	0.28	–	–	–
2016		10.20	0.36	0.21	0.57	(0.47)	–	(0.47)
2015		10.73	0.36	(0.45)	(0.09)	(0.44)	–	(0.44)
2014		10.63	0.40	0.16	0.56	(0.46)	–	(0.46)
2013		11.17	0.43	(0.43)	–	(0.54)	–	(0.54)
2012		10.66	0.50	0.47	0.97	(0.46)	–	(0.46)

See accompanying notes.

				FINANCIAL HIGHLIGHTS (Continued)
				PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
						(unaudited)

Net Asset			Net Assets, End of	Ratio of Expenses		Ratio of Net
Value, End	Total		Period (in	to Average Net		Investment Income to		Portfolio
of Period	Return(b)		thousands)	Assets		Average Net Assets		Turnover Rate

$10.10	1.20	%(d)	$245,970	0.51	%(e)	3.49	%(e)	24.9	%(e)
9.98	1.80		247,620	0.51		3.25		25.8
10.16	0.79		286,659	0.51		2.61		21.9
10.44	5.08		314,509	0.51		2.56		19.1
10.33	(1.03)		379,351	0.51		2.58		45.3
10.87	3.91		432,172	0.51		2.98		41.4

10.08	1.00	(d)	2,288	0.76	(e)	3.24	(e)	24.9	(e)
9.98	1.54		2,307	0.76		3.02		25.8
10.17	0.67		1,837	0.76		2.37		21.9
10.45	4.75		916	0.76		2.31		19.1
10.34	(1.30)		931	0.76		2.33		45.3
10.88	3.70		1,143	0.76		2.73		41.4

10.64	2.90	(d)	214,077	0.51	(e)	3.51	(e)	8.4	(e)
10.34	5.72		228,874	0.51		3.66		8.1
10.24	(0.71)		254,751	0.51		3.62		12.6
10.78	5.55		275,597	0.51		3.95		16.6
10.68	0.40		269,330	0.51		4.22		12.8
11.22	9.57		292,756	0.51		4.78		14.7

10.58	2.72	(d)	2,634	0.76	(e)	3.26	(e)	8.4	(e)
10.30	5.52		2,695	0.76		3.40		8.1
10.20	(0.92)		2,445	0.76		3.38		12.6
10.73	5.26		3,036	0.76		3.71		16.6
10.63	0.10		3,390	0.76		3.97		12.8
11.17	9.28		3,875	0.76		4.55		14.7

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c)	Six months ended June 30, 2017.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.

See accompanying notes.

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

			Net	Net Realized		Dividends	Total
		Net Asset Value,	Investment	and Unrealized	Total From	from Net	Dividends	Net Asset
		Beginning of	Income	Gain (Loss) on	Investment	Investment	and	Value, End
		Period	(Loss)(a)	Investments	Operations	Income	Distributions	of Period
INTERNATIONAL EMERGING MARKETS ACCOUNT
Class 1 shares
2017	(c)	$13.94	$0.11	$2.66	$2.77	$–	$–	$16.71
2016		12.88	0.14	1.08	1.22	(0.16)	(0.16)	13.94
2015		15.21	0.17	(2.25)	(2.08)	(0.25)	(0.25)	12.88
2014		15.94	0.20	(0.78)	(0.58)	(0.15)	(0.15)	15.21
2013		17.14	0.19	(1.07)	(0.88)	(0.32)	(0.32)	15.94
2012		14.38	0.22	2.75	2.97	(0.21)	(0.21)	17.14
Class 2 shares
2017	(c)	13.89	0.14	2.60	2.74	–	–	16.63
2016		12.86	0.12	1.06	1.18	(0.15)	(0.15)	13.89
2015	(h)	16.74	0.08	(3.71)	(3.63)	(0.25)	(0.25)	12.86
LARGECAP GROWTH ACCOUNT
Class 1 shares
2017	(c)	24.40	0.06	3.91	3.97	–	–	28.37
2016		25.79	0.11	(1.43)	(1.32)	(0.07)	(0.07)	24.40
2015		24.60	0.06	1.17	1.23	(0.04)	(0.04)	25.79
2014		22.26	0.03	2.44	2.47	(0.13)	(0.13)	24.60
2013		16.87	0.07	5.61	5.68	(0.29)	(0.29)	22.26
2012		14.48	0.12	2.32	2.44	(0.05)	(0.05)	16.87
Class 2 shares
2017	(c)	24.29	0.01	3.91	3.92	–	–	28.21
2016		25.69	0.04	(1.42)	(1.38)	(0.02)	(0.02)	24.29
2015		24.53	–	1.16	1.16	–	–	25.69
2014		22.20	(0.03)	2.44	2.41	(0.08)	(0.08)	24.53
2013		16.83	0.02	5.59	5.61	(0.24)	(0.24)	22.20
2012		14.43	0.08	2.32	2.40	–	–	16.83

See accompanying notes.

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
					(unaudited)

		Net Assets, End of	Ratio of Expenses		Ratio of Net		Portfolio
		Period (in	to Average Net		Investment Income to		Turnover
Total Return(b)		thousands)	Assets		Average Net Assets		Rate

19.87	%(d)	$99,695	1.35%(e),(f)		1.42	%(e)	96.9	%(e)
9.40	(g)	85,677	1.40	(f)	1.07		115.0
(13.81)		85,434	1.37		1.18		97.3
(3.75)		103,091	1.38		1.28		106.9
(5.03)		113,305	1.39		1.19		118.2
20.80		152,545	1.34		1.40		97.4

19.73	(d)	356	1.60 (e)	,(f)	1.79	(e)	96.9	(e)
9.13	(g)	125	1.65	(f)	0.90		115.0
(21.81	) (d)	41	1.62	(e)	0.90	(e)	97.3	(e)

16.31 (d)	,(i)	106,988	0.69	(e)	0.43	(e)	84.6	(e)
(5.13)		96,198	0.69		0.43		78.2
4.98		118,385	0.69		0.23		47.1
11.12		123,091	0.69		0.13		67.2
33.91		100,140	0.69		0.37		70.1
16.85		210,351	0.69		0.73		62.6

16.14	(d)	1,106	0.94	(e)	0.10	(e)	84.6	(e)
(5.38)		923	0.94		0.17		78.2
4.73		1,090	0.94		(0.01)		47.1
10.85		661	0.94		(0.11)		67.2
33.64	(i)	712	0.94		0.10		70.1
16.56	(i)	604	0.94		0.47		62.6

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c)	Six months ended June 30, 2017.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Reflects Manager's contractual expense limit.
(g)	During 2016, the Account experienced a significant one-time gain of approximately $0.07/share as the result of a settlement in a litigation proceeding. If such gain had not been recognized, the total return amounts expressed herein would have been lower.
(h)	Period from May 1, 2015 date operations commenced, through December 31, 2015.
(i)	Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

See accompanying notes.

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends
		Beginning of	Income	Gain (Loss) on	Investment	Investment	Realized	and
		Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions
LARGECAP GROWTH ACCOUNT I
Class 1 shares
2017	(c)	$24.55	$0.02	$4.16	$4.18	$–	$–	$–
2016		26.33	0.01	0.34	0.35	–	(2.13)	(2.13)
2015		28.70	0.02	2.26	2.28	(0.07)	(4.58)	(4.65)
2014		32.58	0.03	2.46	2.49	(0.04)	(6.33)	(6.37)
2013		24.77	0.04	8.75	8.79	(0.11)	(0.87)	(0.98)
2012		21.30	0.10	3.39	3.49	(0.02)	–	(0.02)
Class 2 shares
2017	(c)	24.46	(0.02)	4.15	4.13	–	–	–
2016		26.29	(0.05)	0.35	0.30	–	(2.13)	(2.13)
2015	(g)	30.30	(0.03)	0.67	0.64	(0.07)	(4.58)	(4.65)
LARGECAP S&P 500 INDEX ACCOUNT
Class 1 shares
2017	(c)	15.44	0.14	1.28	1.42	–	–	–
2016		14.41	0.29	1.36	1.65	(0.25)	(0.37)	(0.62)
2015		14.63	0.27	(0.09)	0.18	(0.22)	(0.18)	(0.40)
2014		13.38	0.24	1.51	1.75	(0.18)	(0.32)	(0.50)
2013		10.34	0.22	3.07	3.29	(0.15)	(0.10)	(0.25)
2012		9.06	0.20	1.20	1.40	(0.11)	(0.01)	(0.12)
Class 2 shares
2017	(c)	15.38	0.11	1.28	1.39	–	–	–
2016		14.39	0.26	1.35	1.61	(0.25)	(0.37)	(0.62)
2015	(g)	15.07	0.17	(0.45)	(0.28)	(0.22)	(0.18)	(0.40)
LARGECAP S&P 500 MANAGED VOLATILITY INDEX ACCOUNT
Class 1 shares
2017	(c)	12.15	0.09	0.91	1.00	–	–	–
2016		11.27	0.19	0.96	1.15	(0.12)	(0.15)	(0.27)
2015		11.22	0.16	(0.07)	0.09	–	(0.04)	(0.04)
2014		10.46	0.14	1.09	1.23	(0.08)	(0.39)	(0.47)
2013	(h)	10.00	0.03	0.45	0.48	(0.02)	–	(0.02)

See accompanying notes.

				FINANCIAL HIGHLIGHTS (Continued)
				PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
						(unaudited)

Net Asset			Net Assets, End of	Ratio of Expenses		Ratio of Net		Portfolio
Value, End	Total		Period (in	to Average Net		Investment Income to		Turnover
of Period	Return(b)		thousands)	Assets		Average Net Assets		Rate

$28.73	17.03	%(d)	$274,374	0.75%(e),(f)		0.13	%(e)	47.2	%(e)
24.55	1.26		244,058	0.76	(f)	0.04		36.8
26.33	7.77		252,386	0.76	(f)	0.07		38.6
28.70	8.61		239,629	0.76	(f)	0.11		38.9
32.58	36.14		260,034	0.75	(f)	0.12		36.9
24.77	16.38		240,585	0.76	(f)	0.42		36.9

28.59	16.88	(d)	339	1.00 (e)	,(f)	(0.15	) (e)	47.2	(e)
24.46	1.07		127	1.01	(f)	(0.21)		36.8
26.29	1.94	(d)	501	1.01 (e)	,(f)	(0.19	) (e)	38.6	(e)

16.86	9.20	(d)	2,443,197	0.25	(e)	1.71	(e)	3.2	(e)
15.44	11.59		2,262,283	0.25		1.96		6.4
14.41	1.14		2,033,459	0.25		1.82		6.3
14.63	13.29		1,863,035	0.25		1.74		2.8
13.38	32.04		1,490,352	0.25		1.81		7.4
10.34	15.50		916,593	0.26		2.02		3.3

16.77	9.04	(d)	2,198	0.50	(e)	1.40	(e)	3.2	(e)
15.38	11.30		766	0.50		1.74		6.4
14.39	(1.95	) (d)	161	0.50	(e)	1.78	(e)	6.3	(e)

13.15	8.23	(d)	214,710	0.46 (e)	,(f)	1.38	(e)	3.3	(e)
12.15	10.33		198,548	0.46	(f)	1.63		4.8
11.27	0.83		161,654	0.47	(f)	1.46		5.5
11.22	11.77		97,236	0.49	(f)	1.29		24.6
10.46	4.85	(d)	7,339	0.49 (e)	,(f)	1.82	(e)	74.7	(e)

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c)	Six months ended June 30, 2017.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Reflects Manager's contractual expense limit.
(g)	Period from May 1, 2015 date operations commenced, through December 31, 2015.
(h)	Period from October 31, 2013 date operations commenced, through December 31, 2013.

See accompanying notes.

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends
		Beginning of	Income	Gain (Loss) on	Investment	Investment	Realized	and
		Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions
LARGECAP VALUE ACCOUNT
Class 1 shares
2017	(c)	$30.03	$0.25	$1.16	$1.41	$–	$–	$–
2016		29.19	0.55	1.76	2.31	(0.56)	(0.91)	(1.47)
2015		33.80	0.53	(0.80)	(0.27)	(0.53)	(3.81)	(4.34)
2014		36.13	0.51	3.19	3.70	(0.80)	(5.23)	(6.03)
2013		28.33	0.53	8.11	8.64	(0.84)	–	(0.84)
2012		24.20	0.56	3.92	4.48	(0.35)	–	(0.35)
Class 2 shares
2017	(c)	29.93	0.20	1.17	1.37	–	–	–
2016		29.14	0.45	1.78	2.23	(0.53)	(0.91)	(1.44)
2015	(f)	34.24	0.31	(1.07)	(0.76)	(0.53)	(3.81)	(4.34)
MIDCAP ACCOUNT
Class 1 shares
2017	(c)	50.96	0.10	6.51	6.61	–	–	–
2016		55.24	0.33	5.30	5.63	(0.24)	(9.67)	(9.91)
2015		60.79	0.22	1.19	1.41	(0.32)	(6.64)	(6.96)
2014		59.37	0.36	6.96	7.32	(0.32)	(5.58)	(5.90)
2013		47.20	0.28	15.31	15.59	(0.82)	(2.60)	(3.42)
2012		40.51	0.46	7.35	7.81	(0.40)	(0.72)	(1.12)
Class 2 shares
2017	(c)	50.69	0.03	6.47	6.50	–	–	–
2016		54.97	0.20	5.27	5.47	(0.08)	(9.67)	(9.75)
2015		60.54	0.07	1.17	1.24	(0.17)	(6.64)	(6.81)
2014		59.16	0.21	6.93	7.14	(0.18)	(5.58)	(5.76)
2013		47.06	0.15	15.25	15.40	(0.70)	(2.60)	(3.30)
2012		40.39	0.35	7.33	7.68	(0.29)	(0.72)	(1.01)
MULTI-ASSET INCOME ACCOUNT
Class 1 shares
2017	(c)	10.24	0.22	0.45	0.67	–	–	–
2016		9.72	0.66	0.11	0.77	(0.23)	(0.02)	(0.25)
2015	(h)	10.00	0.24	(0.52)	(0.28)	–	–	–
Class 2 shares
2017	(c)	10.20	0.20	0.46	0.66	–	–	–
2016		9.71	0.46	0.28	0.74	(0.23)	(0.02)	(0.25)
2015	(h)	10.00	0.23	(0.52)	(0.29)	–	–	–

See accompanying notes.

				FINANCIAL HIGHLIGHTS (Continued)
				PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
						(unaudited)

Net Asset			Net Assets, End of	Ratio of Expenses		Ratio of Net
Value, End	Total		Period (in	to Average Net		Investment Income to		Portfolio
of Period	Return(b)		thousands)	Assets		Average Net Assets		Turnover Rate

$31.44	4.70	%(d)	$140,347	0.61	%(e)	1.60	%(e)	99.7	%(e)
30.03	8.17		140,994	0.61		1.90		106.3
29.19	(1.09)		153,060	0.61		1.66		81.3
33.80	11.17		170,673	0.61		1.45		104.3
36.13	30.83		167,702	0.61		1.64		140.8
28.33	18.58		222,357	0.61		2.09		115.0

31.30	4.58	(d)	103	0.86	(e)	1.34	(e)	99.7	(e)
29.93	7.89		66	0.86		1.58		106.3
29.14	(2.52	) (d)	20	0.86	(e)	1.56	(e)	81.3	(e)

57.57	12.97	(d)	555,161	0.54	(e)	0.36	(e)	12.4	(e)
50.96	10.37		576,634	0.54		0.62		13.6
55.24	1.64		617,437	0.53		0.37		26.3
60.79	12.99		676,836	0.53		0.60		21.6
59.37	33.93		649,893	0.53		0.52		12.4
47.20	19.44		560,842	0.55		1.03		21.5

57.19	12.82	(d)	16,425	0.79	(e)	0.11	(e)	12.4	(e)
50.69	10.11		14,985	0.79		0.38		13.6
54.97	1.37		15,243	0.78		0.12		26.3
60.54	12.70		15,960	0.78		0.35		21.6
59.16	33.58		15,105	0.78		0.27		12.4
47.06	19.16		12,179	0.80		0.79		21.5

10.91	6.54	(d)	213	0.08 (e)	,(g)	4.13	(e)	44.1	(e)
10.24	7.96		183	0.08	(g)	6.46		61.0
9.72	(2.80	) (d)	10	0.08 (e)	,(g)	5.67	(e)	0.0	(e)

10.86	6.47	(d)	11	0.33 (e)	,(g)	3.82	(e)	44.1	(e)
10.20	7.65		10	0.33	(g)	4.57		61.0
9.71	(2.90	) (d)	10	0.33 (e)	,(g)	5.41	(e)	0.0	(e)

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c)	Six months ended June 30, 2017.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Period from May 1, 2015 date operations commenced, through December 31, 2015.
(g)	Reflects Manager's contractual expense limit.
(h)	Period from July 28, 2015 date operations commenced, through December 31, 2015.

See accompanying notes.

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends
		Beginning of	Income	Gain (Loss) on	Investment	Investment	Realized	and
		Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions
PRINCIPAL CAPITAL APPRECIATION ACCOUNT
Class 1 shares
2017	(c)	$23.94	$0.13	$1.92	$2.05	$–	$–	$–
2016		22.35	0.30	1.73	2.03	(0.26)	(0.18)	(0.44)
2015		22.31	0.30	0.20	0.50	(0.06)	(0.40)	(0.46)
2014		24.45	0.24	2.52	2.76	(0.81)	(4.09)	(4.90)
2013		23.75	0.30	6.63	6.93	(1.86)	(4.37)	(6.23)
2012		21.36	0.35	2.58	2.93	(0.26)	(0.28)	(0.54)
Class 2 shares
2017	(c)	23.71	0.10	1.90	2.00	–	–	–
2016		22.14	0.24	1.72	1.96	(0.21)	(0.18)	(0.39)
2015		22.11	0.23	0.21	0.44	(0.01)	(0.40)	(0.41)
2014		24.27	0.18	2.50	2.68	(0.75)	(4.09)	(4.84)
2013		23.62	0.21	6.60	6.81	(1.79)	(4.37)	(6.16)
2012		21.23	0.29	2.58	2.87	(0.20)	(0.28)	(0.48)
PRINCIPAL LIFETIME 2010 ACCOUNT
Class 1 shares
2017	(c)	12.48	0.03	0.70	0.73	–	–	–
2016		12.18	0.27	0.37	0.64	(0.27)	(0.07)	(0.34)
2015		12.60	0.25	(0.39)	(0.14)	(0.28)	–	(0.28)
2014		12.29	0.25	0.34	0.59	(0.28)	–	(0.28)
2013		11.36	0.27	0.94	1.21	(0.28)	–	(0.28)
2012		10.36	0.26	0.95	1.21	(0.21)	–	(0.21)
PRINCIPAL LIFETIME 2020 ACCOUNT
Class 1 shares
2017	(c)	12.66	0.03	0.91	0.94	–	–	–
2016		12.64	0.26	0.47	0.73	(0.25)	(0.46)	(0.71)
2015		13.77	0.24	(0.37)	(0.13)	(0.36)	(0.64)	(1.00)
2014		13.62	0.33	0.44	0.77	(0.33)	(0.29)	(0.62)
2013		12.00	0.30	1.59	1.89	(0.27)	–	(0.27)
2012		10.64	0.26	1.30	1.56	(0.20)	–	(0.20)
Class 2 shares
2017	(c)	12.62	0.01	0.91	0.92	–	–	–
2016		12.61	0.23	0.48	0.71	(0.24)	(0.46)	(0.70)
2015	(h)	14.26	0.27	(0.92)	(0.65)	(0.36)	(0.64)	(1.00)

See accompanying notes.

				FINANCIAL HIGHLIGHTS (Continued)
				PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
						(unaudited)

Net Asset			Net Assets, End of	Ratio of Expenses		Ratio of Net
Value, End	Total		Period (in	to Average Net		Investment Income to		Portfolio
of Period	Return(b)		thousands)	Assets		Average Net Assets		Turnover Rate

$25.99	8.56	%(d)	$148,130	0.63	%(e)	1.04	%(e)	22.7	%(e)
23.94	9.11		147,193	0.63		1.31		33.7
22.35	2.18		154,732	0.64		1.33		22.1	(f)
22.31	12.45		33,190	0.66		1.02		8.6
24.45	32.65		32,077	0.65		1.18		6.7
23.75	13.83		145,393	0.64		1.51		6.2

25.71	8.44	(d)	7,812	0.88	(e)	0.79	(e)	22.7	(e)
23.71	8.85		7,420	0.88		1.06		33.7
22.14	1.94		7,517	0.89		1.05		22.1	(f)
22.11	12.19		6,891	0.91		0.77		8.6
24.27	32.27		6,362	0.90		0.85		6.7
23.62	13.57		5,238	0.89		1.26		6.2

13.21	5.85	(d)	43,157	0.02 (e)	,(g)	0.48	(e)	16.1	(e)
12.48	5.25		42,641	0.02	(g)	2.16		28.9
12.18	(1.17)		41,132	0.04	(g)	2.00		24.6
12.60	4.81		47,312	0.04	(g)	2.02		41.3
12.29	10.81		48,775	0.04	(g)	2.25		36.5
11.36	11.79		47,361	0.06	(g)	2.39		28.3

13.60	7.42	(d)	194,579	0.01 (e)	,(g)	0.42	(e)	14.7	(e)
12.66	5.76		186,646	0.01	(g)	2.03		17.7
12.64	(1.13)		190,987	0.03	(g)	1.79		27.6
13.77	5.75		211,470	0.03	(g)	2.40		31.9
13.62	15.97		227,985	0.03	(g)	2.35		49.6
12.00	14.76		208,355	0.04	(g)	2.28		24.4

13.54	7.29	(d)	53	0.26 (e)	,(g)	0.20	(e)	14.7	(e)
12.62	5.56		26	0.26	(g)	1.83		17.7
12.61	(4.74	) (d)	25	0.28 (e)	,(g)	3.11	(e)	27.6	(e)

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c)	Six months ended June 30, 2017.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Portfolio turnover rate excludes approximately $1,237,000 of purchases from portfolio realignment from the acquisition of LargeCap Blend Account II.
(g)	Does not include expenses of the investment companies in which the Account invests.
(h)	Period from May 1, 2015 date operations commenced, through December 31, 2015.

See accompanying notes.

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends
		Beginning of	Income	Gain (Loss) on	Investment	Investment	Realized	and
		Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions
PRINCIPAL LIFETIME 2030 ACCOUNT
Class 1 shares
2017	(c)	$11.45	$0.02	$0.99	$1.01	$–	$–	$–
2016		11.45	0.22	0.45	0.67	(0.19)	(0.48)	(0.67)
2015		12.34	0.20	(0.30)	(0.10)	(0.32)	(0.47)	(0.79)
2014		14.05	0.36	0.45	0.81	(0.31)	(2.21)	(2.52)
2013		12.10	0.32	1.95	2.27	(0.25)	(0.07)	(0.32)
2012		10.64	0.25	1.40	1.65	(0.19)	–	(0.19)
Class 2 shares
2017	(c)	11.40	0.01	0.98	0.99	–	–	–
2016		11.43	0.27	0.37	0.64	(0.19)	(0.48)	(0.67)
2015	(g)	12.85	0.25	(0.88)	(0.63)	(0.32)	(0.47)	(0.79)
PRINCIPAL LIFETIME 2040 ACCOUNT
Class 1 shares
2017	(c)	13.52	0.02	1.31	1.33	–	–	–
2016		13.53	0.22	0.51	0.73	(0.20)	(0.54)	(0.74)
2015		14.50	0.22	(0.31)	(0.09)	(0.36)	(0.52)	(0.88)
2014		14.94	0.42	0.49	0.91	(0.31)	(1.04)	(1.35)
2013		12.39	0.35	2.41	2.76	(0.21)	–	(0.21)
2012		10.78	0.23	1.56	1.79	(0.18)	–	(0.18)
Class 2 shares
2017	(c)	13.47	–	1.31	1.31	–	–	–
2016		13.51	0.45	0.24	0.69	(0.19)	(0.54)	(0.73)
2015	(g)	15.14	0.18	(0.93)	(0.75)	(0.36)	(0.52)	(0.88)
PRINCIPAL LIFETIME 2050 ACCOUNT
Class 1 shares
2017	(c)	13.06	0.01	1.35	1.36	–	–	–
2016		13.07	0.21	0.52	0.73	(0.18)	(0.56)	(0.74)
2015		14.18	0.20	(0.26)	(0.06)	(0.38)	(0.67)	(1.05)
2014		14.96	0.40	0.50	0.90	(0.34)	(1.34)	(1.68)
2013		12.28	0.34	2.55	2.89	(0.21)	–	(0.21)
2012		10.64	0.24	1.57	1.81	(0.17)	–	(0.17)
Class 2 shares
2017	(c)	13.01	–	1.35	1.35	–	–	–
2016		13.05	0.31	0.37	0.68	(0.16)	(0.56)	(0.72)
2015	(g)	14.84	0.18	(0.92)	(0.74)	(0.38)	(0.67)	(1.05)

See accompanying notes.

				FINANCIAL HIGHLIGHTS (Continued)
				PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
						(unaudited)

Net Asset			Net Assets, End of	Ratio of Expenses		Ratio of Net
Value, End	Total		Period (in	to Average Net		Investment Income to		Portfolio
of Period	Return(b)		thousands)	Assets		Average Net Assets		Turnover Rate

$12.46	8.82	%(d)	$137,076	0.01%(e),(f)		0.30	%(e)	20.7	%(e)
11.45	5.87		123,825	0.01	(f)	1.89		22.4
11.45	(1.05)		116,691	0.04	(f)	1.67		31.3
12.34	6.06		116,965	0.04	(f)	2.67		23.9
14.05	18.96		108,794	0.04	(f)	2.43		58.6
12.10	15.58		92,672	0.05	(f)	2.20		18.5

12.39	8.68	(d)	399	0.26 (e)	,(f)	0.10	(e)	20.7	(e)
11.40	5.56		92	0.26	(f)	2.37		22.4
11.43	(5.14	) (d)	26	0.29 (e)	,(f)	3.22	(e)	31.3	(e)

14.85	9.84	(d)	56,394	0.01 (e)	,(f)	0.22	(e)	22.1	(e)
13.52	5.45		49,980	0.02	(f)	1.68		30.4
13.53	(0.85)		45,261	0.04	(f)	1.52		24.2
14.50	6.21		42,304	0.05	(f)	2.83		21.1
14.94	22.42		36,934	0.05	(f)	2.55		67.2
12.39	16.71		25,647	0.08	(f)	1.98		30.1

14.78	9.73	(d)	313	0.26 (e)	,(f)	(0.01	) (e)	22.1	(e)
13.47	5.16		131	0.27	(f)	3.34		30.4
13.51	(5.18	) (d)	10	0.29 (e)	,(f)	1.97	(e)	24.2	(e)

14.42	10.41	(d)	30,608	0.02 (e)	,(f)	0.17	(e)	12.5	(e)
13.06	5.58		26,674	0.03	(f)	1.64		33.1
13.07	(0.69)		23,502	0.05	(f)	1.46		26.6
14.18	6.21		21,796	0.06	(f)	2.70		28.5
14.96	23.72		22,002	0.06	(f)	2.48		68.0
12.28	17.07		16,352	0.11	(f)	2.01		17.7

14.36	10.38	(d)	154	0.27 (e)	,(f)	(0.07	) (e)	12.5	(e)
13.01	5.24		94	0.28	(f)	2.39		33.1
13.05	(5.25	) (d)	35	0.30 (e)	,(f)	2.03	(e)	26.6	(e)

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c)	Six months ended June 30, 2017.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Does not include expenses of the investment companies in which the Account invests.
(g)	Period from May 1, 2015 date operations commenced, through December 31, 2015.

See accompanying notes.

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends
		Beginning of	Income	Gain (Loss) on	Investment	Investment	Realized	and
		Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions
PRINCIPAL LIFETIME 2060 ACCOUNT
Class 1 shares
2017	(c)	$11.88	$0.01	$1.27	$1.28	$–	$–	$–
2016		11.75	0.18	0.46	0.64	(0.13)	(0.38)	(0.51)
2015		12.19	0.20	(0.28)	(0.08)	(0.15)	(0.21)	(0.36)
2014		11.58	0.39	0.25	0.64	(0.01)	(0.02)	(0.03)
2013	(h)	10.00	0.38	1.20	1.58	–	–	–
PRINCIPAL LIFETIME STRATEGIC INCOME ACCOUNT
Class 1 shares
2017	(c)	11.40	0.03	0.49	0.52	–	–	–
2016		11.15	0.26	0.27	0.53	(0.28)	–	(0.28)
2015		11.51	0.25	(0.35)	(0.10)	(0.26)	–	(0.26)
2014		11.29	0.23	0.29	0.52	(0.30)	–	(0.30)
2013		11.04	0.26	0.29	0.55	(0.30)	–	(0.30)
2012		10.25	0.30	0.68	0.98	(0.19)	–	(0.19)
REAL ESTATE SECURITIES ACCOUNT
Class 1 shares
2017	(c)	21.30	0.06	0.78	0.84	–	–	–
2016		22.20	0.31	1.09	1.40	(0.32)	(1.98)	(2.30)
2015		22.33	0.34	0.57	0.91	(0.34)	(0.70)	(1.04)
2014		17.08	0.29	5.28	5.57	(0.32)	–	(0.32)
2013		16.63	0.35	0.33	0.68	(0.23)	–	(0.23)
2012		14.39	0.21	2.26	2.47	(0.23)	–	(0.23)
Class 2 shares
2017	(c)	21.36	0.02	0.79	0.81	–	–	–
2016		22.29	0.28	1.06	1.34	(0.29)	(1.98)	(2.27)
2015		22.45	0.34	0.53	0.87	(0.33)	(0.70)	(1.03)
2014		17.18	0.27	5.27	5.54	(0.27)	–	(0.27)
2013		16.72	0.30	0.34	0.64	(0.18)	–	(0.18)
2012		14.46	0.17	2.26	2.43	(0.17)	–	(0.17)

See accompanying notes.

				FINANCIAL HIGHLIGHTS (Continued)
				PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
						(unaudited)

Net Asset			Net Assets, End of	Ratio of Expenses		Ratio of Net		Portfolio
Value, End	Total		Period (in	to Average Net		Investment Income to		Turnover
of Period	Return(b)		thousands)	Assets		Average Net Assets		Rate

$13.16	10.77	%(d)	$3,704	0.10%(e),(f),(g)		0.11	%(e)	19.2	%(e)
11.88	5.52		2,644	0.10 (f)	,(g)	1.55		43.1
11.75	(0.75)		2,097	0.13 (f)	,(g)	1.65		30.3
12.19	5.58		825	0.13 (f)	,(g)	3.28		43.2
11.58	15.80	(d)	28	0.13 (e)	,(f),(g)	5.31	(e)	79.4	(e)

11.92	4.56	(d)	24,365	0.03 (e)	,(g)	0.54	(e)	13.5	(e)
11.40	4.77		24,741	0.03	(g)	2.29		28.5
11.15	(0.95)		24,452	0.05	(g)	2.21		24.4
11.51	4.57		30,016	0.05	(g)	2.01		39.8
11.29	5.11		31,164	0.05	(g)	2.35		25.1
11.04	9.65		32,756	0.07	(g)	2.79		34.0

22.14	3.94	(d)	154,245	0.89	(e)	0.57	(e)	18.7	(e)
21.30	5.85		158,760	0.89		1.38		31.3
22.20	4.21		159,292	0.89		1.54		22.8
22.33	32.82		166,701	0.89		1.48		15.7
17.08	4.10		128,601	0.89		1.96		22.1
16.63	17.17		133,069	0.90		1.33		44.1

22.17	3.79	(d)	2,290	1.14	(e)	0.21	(e)	18.7	(e)
21.36	5.53		4,215	1.14		1.26		31.3
22.29	4.00		1,994	1.14		1.56		22.8
22.45	32.44		492	1.14		1.37		15.7
17.18	3.87		271	1.14		1.72		22.1
16.72	16.86		257	1.15		1.08		44.1

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c)	Six months ended June 30, 2017.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Reflects Manager's contractual expense limit.
(g)	Does not include expenses of the investment companies in which the Account invests.
(h)	Period from May 1, 2013 date operations commenced, through December 31, 2013.

See accompanying notes.

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends
		Beginning of	Income	Gain (Loss) on	Investment	Investment	Realized	and
		Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions
SAM BALANCED PORTFOLIO
Class 1 shares
2017	(c)	$14.44	$0.02	$1.02	$1.04	$–	$–	$–
2016		14.69	0.30	0.70	1.00	(0.32)	(0.93)	(1.25)
2015		16.51	0.30	(0.38)	(0.08)	(0.49)	(1.25)	(1.74)
2014		18.53	0.47	0.73	1.20	(0.52)	(2.70)	(3.22)
2013		16.33	0.47	2.37	2.84	(0.43)	(0.21)	(0.64)
2012		14.76	0.41	1.46	1.87	(0.11)	(0.19)	(0.30)
Class 2 shares
2017	(c)	14.30	–	1.00	1.00	–	–	–
2016		14.55	0.27	0.69	0.96	(0.28)	(0.93)	(1.21)
2015		16.37	0.26	(0.38)	(0.12)	(0.45)	(1.25)	(1.70)
2014		18.39	0.43	0.73	1.16	(0.48)	(2.70)	(3.18)
2013		16.22	0.41	2.35	2.76	(0.38)	(0.21)	(0.59)
2012		14.66	0.36	1.46	1.82	(0.07)	(0.19)	(0.26)
SAM CONSERVATIVE BALANCED PORTFOLIO
Class 1 shares
2017	(c)	11.50	0.03	0.62	0.65	–	–	–
2016		11.52	0.31	0.42	0.73	(0.30)	(0.45)	(0.75)
2015		12.60	0.29	(0.36)	(0.07)	(0.41)	(0.60)	(1.01)
2014		13.39	0.41	0.40	0.81	(0.42)	(1.18)	(1.60)
2013		12.49	0.40	1.00	1.40	(0.37)	(0.13)	(0.50)
2012		11.47	0.37	0.90	1.27	(0.10)	(0.15)	(0.25)
Class 2 shares
2017	(c)	11.38	0.02	0.60	0.62	–	–	–
2016		11.41	0.27	0.42	0.69	(0.27)	(0.45)	(0.72)
2015		12.48	0.27	(0.36)	(0.09)	(0.38)	(0.60)	(0.98)
2014		13.28	0.38	0.38	0.76	(0.38)	(1.18)	(1.56)
2013		12.39	0.36	1.00	1.36	(0.34)	(0.13)	(0.47)
2012		11.38	0.33	0.90	1.23	(0.07)	(0.15)	(0.22)

See accompanying notes.

				FINANCIAL HIGHLIGHTS (Continued)
				PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
						(unaudited)

Net Asset			Net Assets, End of	Ratio of Expenses		Ratio of Net
Value, End	Total		Period (in	to Average Net		Investment Income to		Portfolio
of Period	Return(b)		thousands)	Assets		Average Net Assets		Turnover Rate

$15.48	7.20	%(d)	$670,677	0.23%(e),(f)		0.22	%(e)	25.4	%(e)
14.44	6.82		672,562	0.23	(f)	2.07		16.5
14.69	(0.81)		732,937	0.23	(f)	1.88		26.1
16.51	6.82		826,908	0.23	(f)	2.64		16.4
18.53	17.68		913,823	0.23	(f)	2.68		46.7
16.33	12.75		812,380	0.23	(f)	2.60		9.1

15.30	6.99	(d)	101,938	0.48 (e)	,(f)	(0.03	) (e)	25.4	(e)
14.30	6.62		97,047	0.48	(f)	1.88		16.5
14.55	(1.08)		96,511	0.48	(f)	1.66		26.1
16.37	6.59		99,852	0.48	(f)	2.44		16.4
18.39	17.32		102,716	0.48	(f)	2.37		46.7
16.22	12.47		95,208	0.48	(f)	2.32		9.1

12.15	5.65	(d)	180,872	0.23 (e)	,(f)	0.52	(e)	30.8	(e)
11.50	6.37		183,830	0.23	(f)	2.64		19.8
11.52	(0.78)		193,585	0.23	(f)	2.38		28.2
12.60	6.22		206,621	0.23	(f)	3.10		21.2
13.39	11.53		212,247	0.23	(f)	3.10		35.6
12.49	11.19		190,310	0.24	(f)	3.07		15.7

12.00	5.45	(d)	17,923	0.48 (e)	,(f)	0.27	(e)	30.8	(e)
11.38	6.08		17,477	0.48	(f)	2.39		19.8
11.41	(0.93)		17,774	0.48	(f)	2.19		28.2
12.48	5.92		16,731	0.48	(f)	2.87		21.2
13.28	11.25		16,140	0.48	(f)	2.77		35.6
12.39	10.91		15,911	0.49	(f)	2.73		15.7

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c)	Six months ended June 30, 2017.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Does not include expenses of the investment companies in which the Portfolio invests.

See accompanying notes.

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends
		Beginning of	Income	Gain (Loss) on	Investment	Investment	Realized	and
		Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions
SAM CONSERVATIVE GROWTH PORTFOLIO
Class 1 shares
2017	(c)	$17.22	$–	$1.57	$1.57	$–	$–	$–
2016		17.22	0.30	0.90	1.20	(0.26)	(0.94)	(1.20)
2015		19.02	0.26	(0.41)	(0.15)	(0.43)	(1.22)	(1.65)
2014		20.60	0.48	0.97	1.45	(0.39)	(2.64)	(3.03)
2013		17.04	0.40	3.50	3.90	(0.34)	–	(0.34)
2012		14.99	0.33	1.79	2.12	(0.07)	–	(0.07)
Class 2 shares
2017	(c)	17.01	(0.02)	1.54	1.52	–	–	–
2016		17.02	0.25	0.89	1.14	(0.21)	(0.94)	(1.15)
2015		18.82	0.21	(0.40)	(0.19)	(0.39)	(1.22)	(1.61)
2014		20.42	0.42	0.97	1.39	(0.35)	(2.64)	(2.99)
2013		16.89	0.34	3.49	3.83	(0.30)	–	(0.30)
2012		14.87	0.28	1.77	2.05	(0.03)	–	(0.03)
SAM FLEXIBLE INCOME PORTFOLIO
Class 1 shares
2017	(c)	12.45	0.06	0.46	0.52	–	–	–
2016		12.27	0.42	0.44	0.86	(0.43)	(0.25)	(0.68)
2015		13.22	0.40	(0.56)	(0.16)	(0.47)	(0.32)	(0.79)
2014		13.72	0.49	0.33	0.82	(0.52)	(0.80)	(1.32)
2013		13.38	0.49	0.51	1.00	(0.48)	(0.18)	(0.66)
2012		12.42	0.48	0.83	1.31	(0.15)	(0.20)	(0.35)
Class 2 shares
2017	(c)	12.34	0.04	0.47	0.51	–	–	–
2016		12.17	0.38	0.44	0.82	(0.40)	(0.25)	(0.65)
2015		13.12	0.37	(0.56)	(0.19)	(0.44)	(0.32)	(0.76)
2014		13.62	0.45	0.33	0.78	(0.48)	(0.80)	(1.28)
2013		13.29	0.46	0.50	0.96	(0.45)	(0.18)	(0.63)
2012		12.34	0.44	0.83	1.27	(0.12)	(0.20)	(0.32)

See accompanying notes.

				FINANCIAL HIGHLIGHTS (Continued)
				PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
						(unaudited)

Net Asset			Net Assets, End of	Ratio of Expenses		Ratio of Net
Value, End	Total		Period (in	to Average Net		Investment Income to		Portfolio
of Period	Return(b)		thousands)	Assets		Average Net Assets		Turnover Rate

$18.79	9.12	%(d)	$206,074	0.23%(e),(f)		(0.01	)%(e)	28.7	%(e)
17.22	7.00		194,284	0.23	(f)	1.73		25.5
17.22	(1.09)		193,966	0.23	(f)	1.40		29.1
19.02	7.43		198,465	0.23	(f)	2.40		19.4
20.60	23.07		179,850	0.23	(f)	2.10		48.5
17.04	14.18		143,547	0.24	(f)	2.00		12.5

18.53	8.94	(d)	116,353	0.48 (e)	,(f)	(0.26	) (e)	28.7	(e)
17.01	6.76		108,247	0.48	(f)	1.49		25.5
17.02	(1.34)		103,771	0.48	(f)	1.17		29.1
18.82	7.14		102,757	0.48	(f)	2.11		19.4
20.42	22.82		99,013	0.48	(f)	1.82		48.5
16.89	13.81		84,306	0.49	(f)	1.76		12.5

12.97	4.18	(d)	193,429	0.23 (e)	,(f)	0.89	(e)	32.7	(e)
12.45	7.04		196,393	0.23	(f)	3.32		17.1
12.27	(1.31)		200,828	0.23	(f)	3.05		25.2
13.22	6.03		215,309	0.23	(f)	3.55		18.8
13.72	7.75		214,572	0.23	(f)	3.57		29.7
13.38	10.64		215,628	0.24	(f)	3.69		11.7

12.85	4.13	(d)	19,297	0.48 (e)	,(f)	0.64	(e)	32.7	(e)
12.34	6.73		20,085	0.48	(f)	3.06		17.1
12.17	(1.55)		21,108	0.48	(f)	2.85		25.2
13.12	5.80		19,836	0.48	(f)	3.27		18.8
13.62	7.46		19,464	0.48	(f)	3.36		29.7
13.29	10.34		19,667	0.49	(f)	3.41		11.7

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c)	Six months ended June 30, 2017.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Does not include expenses of the investment companies in which the Portfolio invests.

See accompanying notes.

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends
		Beginning of	Income	Gain (Loss) on	Investment	Investment	Realized	and
		Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions
SAM STRATEGIC GROWTH PORTFOLIO
Class 1 shares
2017	(c)	$18.54	$0.01	$1.89	$1.90	$–	$–	$–
2016		18.70	0.30	0.85	1.15	(0.28)	(1.03)	(1.31)
2015		21.00	0.29	(0.56)	(0.27)	(0.47)	(1.56)	(2.03)
2014		23.55	0.56	1.33	1.89	(0.38)	(4.06)	(4.44)
2013		18.74	0.40	4.70	5.10	(0.29)	–	(0.29)
2012		16.26	0.29	2.23	2.52	(0.04)	–	(0.04)
Class 2 shares
2017	(c)	18.33	(0.01)	1.86	1.85	–	–	–
2016		18.50	0.26	0.83	1.09	(0.23)	(1.03)	(1.26)
2015		20.80	0.24	(0.55)	(0.31)	(0.43)	(1.56)	(1.99)
2014		23.38	0.49	1.32	1.81	(0.33)	(4.06)	(4.39)
2013		18.61	0.33	4.68	5.01	(0.24)	–	(0.24)
2012		16.15	0.24	2.22	2.46	–	–	–
SHORT-TERM INCOME ACCOUNT
Class 1 shares
2017	(c)	2.54	0.03	0.01	0.04	–	–	–
2016		2.54	0.05	–	0.05	(0.05)	–	(0.05)
2015		2.59	0.04	(0.02)	0.02	(0.07)	–	(0.07)
2014		2.59	0.05	(0.01)	0.04	(0.04)	–	(0.04)
2013		2.61	0.04	(0.01)	0.03	(0.05)	–	(0.05)
2012		2.54	0.05	0.08	0.13	(0.06)	–	(0.06)
Class 2 shares
2017	(c)	2.53	0.02	0.02	0.04	–	–	–
2016		2.53	0.04	0.01	0.05	(0.05)	–	(0.05)
2015		2.58	0.04	(0.02)	0.02	(0.07)	–	(0.07)
2014		2.59	0.04	(0.01)	0.03	(0.04)	–	(0.04)
2013		2.60	0.04	(0.01)	0.03	(0.04)	–	(0.04)
2012		2.53	0.04	0.08	0.12	(0.05)	–	(0.05)

See accompanying notes.

				FINANCIAL HIGHLIGHTS (Continued)
				PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
						(unaudited)

Net Asset			Net Assets, End of	Ratio of Expenses		Ratio of Net		Portfolio
Value, End	Total		Period (in	to Average Net		Investment Income to		Turnover
of Period	Return(b)		thousands)	Assets		Average Net Assets		Rate

$20.44	10.25	%(d)	$151,349	0.23%(e),(f)		0.13	%(e)	29.5	%(e)
18.54	6.15		145,083	0.23	(f)	1.61		23.4
18.70	(1.62)		142,227	0.23	(f)	1.45		37.9
21.00	8.68		138,863	0.23	(f)	2.50		20.4
23.55	27.40		121,049	0.23	(f)	1.89		62.5
18.74	15.52		90,348	0.24	(f)	1.61		13.9

20.18	10.09	(d)	114,284	0.48 (e)	,(f)	(0.12	) (e)	29.5	(e)
18.33	5.90		103,870	0.48	(f)	1.41		23.4
18.50	(1.87)		95,775	0.48	(f)	1.19		37.9
20.80	8.35		96,446	0.48	(f)	2.21		20.4
23.38	27.09		87,689	0.48	(f)	1.57		62.5
18.61	15.23		71,997	0.49	(f)	1.36		13.9

2.58	1.57	(d)	163,167	0.50 (e)	,(g)	2.10	(e)	81.5	(e)
2.54	2.14		170,538	0.50	(g)	1.91		48.6
2.54	0.71		160,833	0.49	(g)	1.63		57.0
2.59	1.73		267,674	0.49	(g)	1.74		54.3
2.59	1.14		256,561	0.48	(g)	1.65		54.7
2.61	5.00		262,427	0.49	(g)	1.95		59.1

2.57	1.58	(d)	2,227	0.75 (e)	,(g)	1.86	(e)	81.5	(e)
2.53	2.01		2,072	0.75	(g)	1.65		48.6
2.53	0.59		1,485	0.74	(g)	1.39		57.0
2.58	1.02		913	0.74	(g)	1.49		54.3
2.59	1.25		838	0.73	(g)	1.40		54.7
2.60	4.67		1,269	0.74	(g)	1.72		59.1

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c)	Six months ended June 30, 2017.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Does not include expenses of the investment companies in which the Portfolio invests.
(g)	Reflects Manager's contractual expense limit.

See accompanying notes.

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends
		Beginning of	Income	Gain (Loss) on	Investment	Investment	Realized	and
		Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions
SMALLCAP ACCOUNT(c)
Class 1 shares
2017	(d)	$15.21	$0.02	$0.36	$0.38	$–	$–	$–
2016		13.55	0.15	2.15	2.30	(0.04)	(0.60)	(0.64)
2015		13.99	0.05	(0.03)	0.02	(0.01)	(0.45)	(0.46)
2014		13.79	0.02	0.64	0.66	(0.05)	(0.41)	(0.46)
2013		9.36	0.04	4.43	4.47	(0.04)	–	(0.04)
2012		8.16	0.07	1.13	1.20	–	–	–
Class 2 shares
2017	(d)	15.17	(0.01)	0.36	0.35	–	–	–
2016		13.52	0.11	2.15	2.26	(0.01)	(0.60)	(0.61)
2015	(g)	14.49	0.02	(0.53)	(0.51)	(0.01)	(0.45)	(0.46)

				FINANCIAL HIGHLIGHTS (Continued)
				PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
						(unaudited)

Net Asset			Net Assets, End of	Ratio of Expenses		Ratio of Net
Value, End	Total		Period (in	to Average Net		Investment Income to		Portfolio
of Period	Return(b)		thousands)	Assets		Average Net Assets		Turnover Rate

$15.59	2.50	%(e)	$200,706	0.83	%(f)	0.20	%(f)	71.2	%(f)
15.21	17.39		209,911	0.83		1.08		57.1
13.55	(0.10)		205,344	0.83		0.33		63.3
13.99	4.89		64,682	0.87		0.16		67.0
13.79	47.81		64,785	0.87		0.38		78.1
9.36	14.71		47,469	0.89		0.76		94.5

15.52	2.31	(e)	4,894	1.08	(f)	(0.11	) (f)	71.2	(f)
15.17	17.15		4,938	1.08		0.80		57.1
13.52	(3.76	) (e)	4,523	1.08	(f)	0.13	(f)	63.3	(f)

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c)	Effective May 1, 2016, SmallCap Blend Account changed its name to SmallCap Account.
(d)	Six months ended June 30, 2017.
(e)	Total return amounts have not been annualized.
(f)	Computed on an annualized basis.
(g)	Period from February 17, 2015 date operations commenced, through December 31, 2015.

See accompanying notes.

SHAREHOLDER EXPENSE EXAMPLE
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
June 30, 2017 (unaudited)

As a shareholder of Principal Variable Contracts Funds, Inc. you incur ongoing costs, including management fees; distribution fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in Principal Variable Contracts Funds, Inc. and to compare these costs with the ongoing costs of investing in other mutual funds. As a shareholder of Diversified Balanced Account, Diversified Balanced Managed Volatility Account, Diversified Growth Account, Diversified Growth Managed Volatility Account, Diversified Income Account, Multi-Asset Income Account, Principal LifeTime 2010 Account, Principal LifeTime 2020 Account, Principal LifeTime 2030 Account, Principal LifeTime 2040 Account, Principal LifeTime 2050 Account, Principal LifeTime 2060 Account, Principal LifeTime Strategic Income Account, SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, or SAM Strategic Growth Portfolio, your fund will indirectly bear its pro rata share of the expenses incurred by the investment companies in which the fund invests. These expenses are not included in the fund’s annualized expense ratio used to calculate the expenses paid in this example. If they were, the expenses paid would be higher. Expenses shown below and on the following pages do not account for fees, expenses and charges of any variable insurance contract or retirement plan. If these fees had been reflected, expenses would have been higher.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the period (January 1, 2017 to June 30, 2017).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each account’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the account’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in Principal Variable Contracts Funds, Inc. and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	January 1, 2017		Annualized
	January 1, 2017	June 30, 2017	to June 30, 2017(a)		Expense Ratio
Bond Market Index Account Class 1
Actual	$1,000.00	$1,021.46	$1.25		0.25%
Hypothetical	1,000.00	1,023.55	1.25		0.25

Core Plus Bond Account Class 1
Actual	1,000.00	1,029.60	2.31		0.46
Hypothetical	1,000.00	1,022.51	2.31		0.46

Core Plus Bond Account Class 2
Actual	1,000.00	1,027.90	3.57		0.71
Hypothetical	1,000.00	1,021.27	3.56		0.71

Diversified Balanced Account Class 1
Actual	1,000.00	1,013.67	0.08	(b)	0.05
Hypothetical	1,000.00	1,024.55	0.25		0.05

Diversified Balanced Account Class 2
Actual	1,000.00	1,054.20	1.53		0.30
Hypothetical	1,000.00	1,023.31	1.51		0.30

Diversified Balanced Managed Volatility Account Class 2
Actual	1,000.00	1,051.46	1.58		0.31
Hypothetical	1,000.00	1,023.26	1.56		0.31

Diversified Balanced Volatility Control Account Class 2
Actual	1,000.00	1,022.00	0.99	(c)	0.39
Hypothetical	1,000.00	1,022.86	1.96		0.39

	SHAREHOLDER EXPENSE EXAMPLE
	PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
	June 30, 2017 (unaudited)

			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	January 1, 2017		Annualized
	January 1, 2017	June 30, 2017	to June 30, 2017(a)		Expense Ratio

Diversified Growth Account Class 2
Actual	$1,000.00	$1,065.91	$1.54		0.30%
Hypothetical	1,000.00	1,023.31	1.51		0.30

Diversified Growth Managed Volatility Account Class 2
Actual	1,000.00	1,061.95	1.53		0.30
Hypothetical	1,000.00	1,023.31	1.51		0.30

Diversified Growth Volatility Control Account Class 2
Actual	1,000.00	1,024.00	0.99	(c)	0.39
Hypothetical	1,000.00	1,022.86	1.96		0.39

Diversified Income Account Class 2
Actual	1,000.00	1,043.76	1.52		0.30
Hypothetical	1,000.00	1,023.31	1.51		0.30

Diversified International Account Class 1
Actual	1,000.00	1,158.72	4.87		0.91
Hypothetical	1,000.00	1,020.28	4.56		0.91

Diversified International Account Class 2
Actual	1,000.00	1,157.54	6.21		1.16
Hypothetical	1,000.00	1,019.04	5.81		1.16

Equity Income Account Class 1
Actual	1,000.00	1,080.17	2.58		0.50
Hypothetical	1,000.00	1,022.32	2.51		0.50

Equity Income Account Class 2
Actual	1,000.00	1,078.59	3.87		0.75
Hypothetical	1,000.00	1,021.08	3.76		0.75

Government & High Quality Bond Account Class 1
Actual	1,000.00	1,012.02	2.54		0.51
Hypothetical	1,000.00	1,022.27	2.56		0.51

Government & High Quality Bond Account Class 2
Actual	1,000.00	1,010.02	3.79		0.76
Hypothetical	1,000.00	1,021.03	3.81		0.76

Income Account Class 1
Actual	1,000.00	1,029.01	2.57		0.51
Hypothetical	1,000.00	1,022.27	2.56		0.51

Income Account Class 2
Actual	1,000.00	1,027.18	3.82		0.76
Hypothetical	1,000.00	1,021.03	3.81		0.76

International Emerging Markets Account Class 1
Actual	1,000.00	1,198.71	7.36		1.35
Hypothetical	1,000.00	1,018.10	6.76		1.35

International Emerging Markets Account Class 2
Actual	1,000.00	1,197.26	8.72		1.60
Hypothetical	1,000.00	1,016.86	8.00		1.60

LargeCap Growth Account I Class 1
Actual	1,000.00	1,170.26	4.04		0.75
Hypothetical	1,000.00	1,021.08	3.76		0.75

LargeCap Growth Account I Class 2
Actual	1,000.00	1,168.85	5.38		1.00
Hypothetical	1,000.00	1,019.84	5.01		1.00

LargeCap Growth Account Class 1
Actual	1,000.00	1,163.11	3.70		0.69
Hypothetical	1,000.00	1,021.37	3.46		0.69

	SHAREHOLDER EXPENSE EXAMPLE
	PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
	June 30, 2017 (unaudited)

			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	January 1, 2017	Annualized
	January 1, 2017	June 30, 2017	to June 30, 2017(a)	Expense Ratio
LargeCap Growth Account Class 2
Actual	$1,000.00	$1,161.38	$5.04	0.94%
Hypothetical	1,000.00	1,020.13	4.71	0.94

LargeCap S&P 500 Index Account Class 1
Actual	1,000.00	1,091.97	1.30	0.25
Hypothetical	1,000.00	1,023.55	1.25	0.25

LargeCap S&P 500 Index Account Class 2
Actual	1,000.00	1,090.38	2.59	0.50
Hypothetical	1,000.00	1,022.32	2.51	0.50

LargeCap S&P 500 Managed Volatility Index
Account Class 1
Actual	1,000.00	1,082.30	2.37	0.46
Hypothetical	1,000.00	1,022.51	2.31	0.46

LargeCap Value Account Class 1
Actual	1,000.00	1,046.95	3.10	0.61
Hypothetical	1,000.00	1,021.77	3.06	0.61

LargeCap Value Account Class 2
Actual	1,000.00	1,045.77	4.36	0.86
Hypothetical	1,000.00	1,020.53	4.31	0.86

MidCap Account Class 1
Actual	1,000.00	1,129.71	2.85	0.54
Hypothetical	1,000.00	1,022.12	2.71	0.54

MidCap Account Class 2
Actual	1,000.00	1,128.23	4.17	0.79
Hypothetical	1,000.00	1,020.88	3.96	0.79

Multi-Asset Income Account Class 1
Actual	1,000.00	1,065.43	0.41	0.08
Hypothetical	1,000.00	1,024.40	0.40	0.08

Multi-Asset Income Account Class 2
Actual	1,000.00	1,064.71	1.69	0.33
Hypothetical	1,000.00	1,023.16	1.66	0.33

Principal Capital Appreciation Account Class 1
Actual	1,000.00	1,085.63	3.26	0.63
Hypothetical	1,000.00	1,021.67	3.16	0.63

Principal Capital Appreciation Account Class 2
Actual	1,000.00	1,084.35	4.55	0.88
Hypothetical	1,000.00	1,020.43	4.41	0.88

Principal LifeTime 2010 Account Class 1
Actual	1,000.00	1,058.49	0.10	0.02
Hypothetical	1,000.00	1,024.70	0.10	0.02

Principal LifeTime 2020 Account Class 1
Actual	1,000.00	1,074.25	0.05	0.01
Hypothetical	1,000.00	1,024.74	0.05	0.01

Principal LifeTime 2020 Account Class 2
Actual	1,000.00	1,072.90	1.34	0.26
Hypothetical	1,000.00	1,023.51	1.30	0.26

Principal LifeTime 2030 Account Class 1
Actual	1,000.00	1,088.21	0.05	0.01
Hypothetical	1,000.00	1,024.74	0.05	0.01

Principal LifeTime 2030 Account Class 2
Actual	1,000.00	1,086.84	1.35	0.26
Hypothetical	1,000.00	1,023.51	1.30	0.26

	SHAREHOLDER EXPENSE EXAMPLE
	PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
	June 30, 2017 (unaudited)

			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	January 1, 2017	Annualized
	January 1, 2017	June 30, 2017	to June 30, 2017(a)	Expense Ratio
Principal LifeTime 2040 Account Class 1
Actual	$1,000.00	$1,098.37	$0.05	0.01%
Hypothetical	1,000.00	1,024.74	0.05	0.01

Principal LifeTime 2040 Account Class 2
Actual	1,000.00	1,097.25	1.35	0.26
Hypothetical	1,000.00	1,023.51	1.30	0.26

Principal LifeTime 2050 Account Class 1
Actual	1,000.00	1,104.13	0.10	0.02
Hypothetical	1,000.00	1,024.70	0.10	0.02

Principal LifeTime 2050 Account Class 2
Actual	1,000.00	1,103.77	1.41	0.27
Hypothetical	1,000.00	1,023.46	1.35	0.27

Principal LifeTime 2060 Account Class 1
Actual	1,000.00	1,107.74	0.52	0.10
Hypothetical	1,000.00	1,024.30	0.50	0.10

Principal LifeTime Strategic Income Account Class 1
Actual	1,000.00	1,045.61	0.15	0.03
Hypothetical	1,000.00	1,024.65	0.15	0.03

Real Estate Securities Account Class 1
Actual	1,000.00	1,039.44	4.50	0.89
Hypothetical	1,000.00	1,020.38	4.46	0.89

Real Estate Securities Account Class 2
Actual	1,000.00	1,037.92	5.76	1.14
Hypothetical	1,000.00	1,019.14	5.71	1.14

SAM Balanced Portfolio Class 1
Actual	1,000.00	1,072.02	1.18	0.23
Hypothetical	1,000.00	1,023.65	1.15	0.23

SAM Balanced Portfolio Class 2
Actual	1,000.00	1,069.93	2.46	0.48
Hypothetical	1,000.00	1,022.41	2.41	0.48

SAM Conservative Balanced Portfolio Class 1
Actual	1,000.00	1,056.52	1.17	0.23
Hypothetical	1,000.00	1,023.65	1.15	0.23

SAM Conservative Balanced Portfolio Class 2
Actual	1,000.00	1,054.48	2.45	0.48
Hypothetical	1,000.00	1,022.41	2.41	0.48

SAM Conservative Growth Portfolio Class 1
Actual	1,000.00	1,091.17	1.19	0.23
Hypothetical	1,000.00	1,023.65	1.15	0.23

SAM Conservative Growth Portfolio Class 2
Actual	1,000.00	1,089.36	2.49	0.48
Hypothetical	1,000.00	1,022.41	2.41	0.48

SAM Flexible Income Portfolio Class 1
Actual	1,000.00	1,041.77	1.16	0.23
Hypothetical	1,000.00	1,023.65	1.15	0.23

SAM Flexible Income Portfolio Class 2
Actual	1,000.00	1,041.33	2.43	0.48
Hypothetical	1,000.00	1,022.41	2.41	0.48

SAM Strategic Growth Portfolio Class 1
Actual	1,000.00	1,102.48	1.20	0.23
Hypothetical	1,000.00	1,023.65	1.15	0.23

SAM Strategic Growth Portfolio Class 2
Actual	1,000.00	1,100.93	2.50	0.48
Hypothetical	1,000.00	1,022.41	2.41	0.48

	SHAREHOLDER EXPENSE EXAMPLE
	PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
	June 30, 2017 (unaudited)

			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	January 1, 2017	Annualized
	January 1, 2017	June 30, 2017	to June 30, 2017(a)	Expense Ratio

Short-Term Income Account Class 1
Actual	$1,000.00	$1,015.75	$2.50	0.50%
Hypothetical	1,000.00	1,022.32	2.51	0.50

Short-Term Income Account Class 2
Actual	1,000.00	1,015.81	3.75	0.75
Hypothetical	1,000.00	1,021.08	3.76	0.75

SmallCap Account Class 1
Actual	1,000.00	1,024.98	4.17	0.83
Hypothetical	1,000.00	1,020.68	4.16	0.83

SmallCap Account Class 2
Actual	1,000.00	1,023.07	5.42	1.08
Hypothetical	1,000.00	1,019.44	5.41	1.08

(a) Expenses are equal to a fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

(b) Expenses are equal to a fund's annualized expense ratio multiplied by the average account value over the period (May 1, 2017 to June 30, 2017), multiplied by 60/365 (to reflect the period since inception).

(c) Expenses are equal to a fund's annualized expense ratio multiplied by the average account value over the period (March 30, 2017 to June 30, 2017), multiplied by 92/365 (to reflect the period since inception).

FUND DIRECTORS AND OFFICERS

Under Maryland law, a Board of Directors oversees the Fund. The Directors have financial or other relevant experience and meet several times during the year to review contracts, Fund activities and the quality of services provided to the Fund. Each director also has the same position with Principal Funds, Inc. and Principal Exchange-Traded Funds which are also sponsored by Principal Life Insurance Company. Each director holds office for an indefinite term or until reaching age 72. Directors considered to be “interested persons” as defined in the Investment Company Act of 1940, as shown below are considered to be interested because of an affiliation with the Manager and Principal Life Insurance Company.

The following directors are considered not to be “interested persons” as defined in the 1940 Act

Other
Name,		Number of Portfolios	Directorships
Position Held with the Fund,	Principal Occupation(s)	in Fund Complex	Held by Director
Year of Birth	During past 5 years	Overseen by Director	During Past 5 Years
Elizabeth Ballantine	Principal, EBA Associates	127	Durango Herald, Inc;
Director since 2004			McClatchy
Member, Nominating and Governance			Newspapers, Inc.
Committee
1948

Leroy T. Barnes, Jr.	Retired.	127	McClatchy
Director since March 2012			Newspapers, Inc.;
Member, Audit Committee			Herbalife Ltd.; Frontier
1951			Communications, Inc.

Craig Damos	President, The Damos Company	127	Hardin Construction
Director since 2008
Member, Audit Committee
Member, 15(c) Committee
1954

Mark A. Grimmett	Formerly, Executive Vice	127	None
Director since 2004	President and CFO, Merle
Member, Nominating and Governance	Norman Cosmetics, Inc.
Committee
Member, 15(c) Committee
Member, Executive Committee
1960

Fritz S. Hirsch	Formerly, CEO, MAM USA	127	Focus Products Group;
Director since 2005			MAM USA
Member, Operations Committee
Member, 15(c) Committee
1951

Tao Huang	Retired.	127	Armstrong World
Director since March 2012			Industries, Inc.
Member, Operations Committee
Member, 15(c) Committee
1962

Karen (“Karrie”) McMillan	Managing Director, Patomak	127	None
Director since 2014	Global Partners, LLC.
Member, Operations Committee	Formerly, General Counsel,
1961	Investment Company Institute

Elizabeth A. Nickels	Formerly, Executive Director,	127	Charlotte Russe; Follet
Director since September 2015	Herman Miller Foundation;		Corporation; PetSmart;
Member, Audit Committee	Formerly President, Herman		SpartanNash; Spectrum
1962	Miller Healthcare		Health Systems

The following directors are considered to be “interested persons” as defined in the 1940 Act, because of an affiliation with the Manager and Principal Life.

Other
		Number of	Directorships
		Portfolios in	Held by
Name,		Fund Complex	Director
Position Held with the Fund,	Principal Occupation(s)	Overseen	During Past 5
Year of Birth	During past 5 years	by Director	Years
Michael J. Beer	Chief Executive Officer, Principal Funds	127	None
Director since 2012	Distributor, Inc. (“PFD”) since 2015
President, Chief Executive Officer	Executive Director – Funds, Principal Global
Member, Executive Committee	Investors, LLC (“PGI”) since 2017
1961	Director, PGI since 2017
Director, PFD since 2015
Vice President/Mutual Funds and Broker
Dealer, Principal Life Insurance
Company (“PLIC”) (2001-2014)
Vice President/Chief Operating Officer,
Principal Funds, PLIC (2014-2015)
Executive Director, Principal Funds &
Trust, PLIC since 2015
Director, Principal Management
Corporation, (“PMC”) (2006-2015)
President & Chief Executive Officer,
PMC (2015-2017)
Executive Vice President/Chief Operating
Officer, PMC (2008-2015)
Chair, PMC (2015-2017)
Director, Principal Securities, Inc. (“PSI”) (2005-
2015)
President, PSI (2005-2015)
Director, Principal Shareholder
Services (“PSS”) (2007-2015)
Chairman, PSS since 2015
President, PSS (2007-2015)
Executive Vice President, PSS since 2015

Nora M. Everett	Director, Finisterre Capital LLP since 2011	127	None
Director since 2008	Director, Origin Asset Management
Chair	LLP since 2011
Member, Executive Committee	Chairman, Principal Financial
1959	Advisors, Inc. (“PFA”) (2010-2015)
Chairman, PFD (2011-2015)
Senior Vice President/Retirement and
Income Solutions (“RIS”), PLIC (2008-2015)
President/RIS, PLIC since 2015
Chairman, PMC (2011-2015)
President, PMC (2008-2015)
Director, PSI (2008-2011, and since 2015)
Chairman, PSI (2011-2015)
Chief Executive Officer, PSI (2009-2015)
Chairman, PSS (2011-2015)
Correspondence intended for each Director who is other than an Interested Director may be sent to 655 9th Street, Des Moines, IA 50392

The following table presents officers of the Funds.

Name, Position Held with the Fund,	Principal Occupation(s)
Address, and Year of Birth	During past 5 years
Randy L. Bergstrom	Counsel, PGI
Assistant Tax Counsel	Counsel, PLIC
Des Moines, IA 50392
1955

Jennifer A. Block	Assistant Counsel (2010-2017)
Vice President, Counsel and Assistant	Counsel, PFD (2009-2013)
Secretary	Counsel, PLIC
Des Moines, IA 50392	Counsel, PMC (2009-2013, 2014-2017)
1973	Counsel, PSI (2009-2013)
Counsel, PSS (2009-2013)

Tracy Bollin	Managing Director, PGI since 2016
Chief Financial Officer	Chief Operating Officer, PMC (2015-2017)
Des Moines, IA 50392	Chief Financial Officer, PFA (2010-2015)
1970	Senior Vice President, PFD since 2015
Chief Financial Officer, PFD (2010-2016)
Senior Vice President, PMC (2015–2017)
Chief Financial Officer, PMC (2010-2015)
Director, PMC (2014–2017)
Chief Financial Officer, PSI (2010-2015)
Director, PSS since 2014
President, PSS since 2015
Chief Financial Officer, PSS (2010-2015)

David J. Brown	Senior Vice President, PFD
Chief Compliance Officer	Chief Compliance Officer-Funds, PLIC since 2016
Des Moines, IA 50392	Vice President/Compliance, PLIC (2004-2016)
1960	Senior Vice President, PMC
Senior Vice President, PSI
Senior Vice President, PSS

Gina L. Graham	Vice President/Treasurer, PFA since 2016
Treasurer	Vice President/Treasurer, PFD since 2016
Des Moines, IA 50392	Vice President/Treasurer, PGI since 2016
1965	Vice President/Treasurer, PLIC since 2016
Vice President/Treasurer, PMC (2016-2017)
Vice President/Treasurer, Principal Real Estate Investors, LLC since 2016
Vice President/Treasurer, PSI since 2016
Vice President/Treasurer, PSS since 2016

Layne A. Rasmussen	Vice President/Controller, PMC
Vice President
Des Moines, IA 50392
1958

Sara L. Reece	Director - Accounting, PLIC since 2015
Vice President and Controller	Assistant Financial Controller, PLIC prior to 2015
Des Moines, IA 50392
1975

Greg Reymann	Assistant General Counsel, PLIC since 2014
Assistant Counsel	Assistant General Counsel, PMC(2015-2017)
Des Moines, IA 50392	VP, Chief Compliance Officer and Chief Risk Officer, Transamerica Asset
1958	Management, Inc. (“TAM”) (2010-2012)
Assistant General Counsel, Transamerica Asset Management Group
(2013-2014)
Vice President/CFTC Principal, TAM (2013-2014)

Teri R. Root	Vice President and Chief Compliance Officer, PMC (2015–2017)
Deputy Chief Compliance Officer	Compliance Officer, PMC (2010-2013)
Des Moines, IA 50392	Vice President, PSS since 2015
1979

Name, Position Held with the Fund,	Principal Occupation(s)
Address, and Year of Birth	During past 5 years
Britney L. Schnathorst	Counsel, PLIC since 2013
Assistant Counsel and Assistant	Prior thereto, Attorney in Private Practice
Secretary
Des Moines, IA 50392
1981

Adam U. Shaikh	Counsel, PFD (2006-2013)
Assistant Counsel	Counsel, PLIC
Des Moines, IA 50392	Counsel, PMC (2007-2013, 2014-2017)
1972	Counsel, PSI (2007-2013)
Counsel, PSS (2007-2013)

Dan Westholm	Assistant Vice President/Treasury, PFA since 2013
Assistant Treasurer	Director – Treasury, PFA (2011-2013)
Des Moines, IA 50392	Assistant Vice President/Treasury, PFD since 2013
1966	Director – Treasury, PFD (2011-2013)
Assistant Vice President/Treasury, PLIC since 2014
Director – Treasury, PLIC (2007-2014)
Director – Treasury, PMC (2003-2013)
Assistant Vice President/Treasury, PMC (2013-2017)
Assistant Vice President/Treasury, PSI since 2013
Director – Treasury, PSI (2011-2013)
Assistant Vice President/Treasury, PSS since 2013
Director – Treasury, PSS (2007-2013)

Beth Wilson	Director and Secretary – Funds, PLIC
Vice President and Secretary	Vice President, PMC (2007-2013)
Des Moines, IA 50392
1956

Clint Woods	Vice President, Associate General Counsel, Governance Officer, and
Vice President and Of Counsel	Assistant Corporate Secretary, PLIC since 2015
Des Moines, IA 50392	Assistant General Counsel, Assistant Corporate Secretary, and Governance
1961	Officer, PLIC (2013-2015)
Associate General Counsel, AEGON (2003-2012)
Jared Yepsen	Counsel, PGI since 2017
Assistant Tax Counsel	Counsel, PLIC since 2015
Des Moines, IA 50392	Senior Attorney, Transamerica Life Insurance Company (TLIC)
1981	(2013-2015)
Attorney, TLIC (2010-2013)

The 15(c) Committee assists the Board in performing the annual review of the Fund’s advisory and sub-advisory agreements pursuant to Section 15(c) of the 1940 Act.

The Audit Committee selects the independent auditors for the Fund and oversees the activities of the independent auditors as well as the internal auditors. The committee also receives reports about accounting and financial matters affecting the Fund.

The Executive Committee is selected by the Board. It may exercise all the powers of the Board, with certain exceptions, when the Board is not in session. The Committee must report its actions to the Board.

The Nominating and Governance Committee selects and nominates all candidates who are not “interested persons” of the Fund for election to the Board. The committee also oversees the structure and efficiency of the Board of Directors and the committees the Board establishes.

The Operations Committee oversees the provision of administrative and distribution services to the Funds, communications with the Funds’ shareholders, and provides review and oversight of the Funds’ operations.

Additional information about the Fund is available in the Prospectus dated May 1, 2017, and the Statement of Additional Information dated May 1, 2017. These documents may be obtained free of charge by writing Principal Funds, Inc., P.O. Box 8024, Boston, MA 02266-8024 or telephoning 1-800-222-5852. The prospectus may be viewed at www.PrincipalFunds.com/prospectuses-pvc.

PROXY VOTING POLICIES

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities and the results of the proxy votes for the most recent twelve months ended June 30 may be obtained free of charge by telephoning 1-800-222-5852, or on the SEC website at www.sec.gov.

SCHEDULES OF INVESTMENTS

The Fund files complete schedules of investments with the Securities and Exchange Commission as of March 31 and September 30 of each year on Form N-Q. The Fund’s Form N-Q can be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. or on the Commission’s website at www.sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-8090.

BOARD CONSIDERATION OF INVESTMENT ADVISORY CONTRACTS

During the period covered by this report, the Board of Directors of Principal Variable Contracts Funds, Inc. (“PVC”) approved an amended and restated subadvisory agreement with Principal Global Investors LLC (“PGI”) and an amended and restated management agreement with Principal Management Corporation (the “Manager”) related to the addition of the Diversified Growth Volatility Control Account and the Diversified Balanced Volatility Control Account. On May 1, 2017, following the launch of these two new funds, the Manager and PGI underwent a reorganization by which the Manager merged into PGI.

Diversified Growth Volatility Control Account and Diversified Balanced Volatility Control Account Advisory Agreements

On December 13, 2016, the Board met to consider, on behalf of the newly established Diversified Growth Volatility Account and the Diversified Balanced Volatility Account (each a “Fund”), the approval of: (1) an amended and restated management agreement (“Management Agreement”) between PVC, for the Funds, and the Manager and (2) an amended and restated subadvisory agreement (“Subadvisory Agreement”) between the Manager and PGI (the “Subadvisor”). (The Management Agreement and the Subadvisory Agreement are together referred to as the “Advisory Agreements.”)

Based upon its review, the Board concluded that it was in the best interests of each Fund to approve the Advisory Agreements. In reaching this conclusion, no single factor was determinative in the Board’s analysis, but rather the Board considered a variety of factors.

With respect to the Management Agreement for each Fund, the Board considered, among other factors, that the Manager has had a long-term relationship with PVC and Principal Funds, Inc. (“PFI”), serves as the investment adviser to the existing series of Principal Exchange-Traded Funds (“PETF” and together with PVC and PFI, the “Principal Funds”), all of which are overseen by the Board, and has demonstrated a commitment to support the Principal Funds. The Board concluded that a long-term relationship with a capable, conscientious adviser is in the best interests of each Fund. The Board considered various factors, including the following, and made certain findings and conclusions with regard thereto, in approving the Advisory Agreements.

Nature, Quality and Extent of Services

The Board considered the nature, quality and extent of the services to be provided to each Fund under the applicable Management Agreement, including administrative services. For each Fund, the Board considered that the Manager would be responsible for determining the allocation to various underlying funds to achieve desired equity and fixed-income exposures and the allocation to a volatility control overlay sleeve (the “Volatility Control Overlay”). The Board noted that, in connection with the 2016 annual renewal of the management agreements for the other Principal Funds, the Board had: (1) reviewed the services provided by the Manager to the other series of Principal Funds under the management agreements; (2) considered the experience and skills of senior management leading fund operations, the experience and skills of the personnel performing the functions under the management agreements and the resources made available to such personnel, the ability of the Manager to attract and retain high-quality personnel, and the organizational depth and stability of the Manager and concluded that appropriate resources were provided under the management agreements for the Principal Funds; (3) noted that the Manager’s process emphasizes the selection of Principal-affiliated Subadvisors that are determined to be qualified under the Manager’s due diligence process and concluded that this due diligence process was working well; and (4) considered the compliance program established by the Manager for the Principal Funds and their respective series and the level of compliance attained by the Principal Funds. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services to be provided by the Manager to each Fund under the applicable Management Agreement are expected to be satisfactory.

The Board considered the nature, quality and extent of the services to be provided to each Fund under the applicable Subadvisory Agreement under which the Subadvisor would manage the Volatility Control Overlay. The Board considered the reputation, qualifications and background of the Subadvisor, the capabilities of the Subadvisor to develop and run a systematic model to identify market volatility signals, the experience and skills of the Subadvisor’s investment personnel who would be responsible for the management of the Volatility Control Overlay for each Fund, and the resources made available to such personnel. The Board noted that the Subadvisor currently provides sub-advisory services for other series of Principal Funds, and that the Board had reviewed and had approved for renewal those subadvisory agreements at its September 2016 Board meeting. In addition, the Board considered the Manager’s program for recommending, monitoring and replacing Subadvisors and that the Manager recommended the Subadvisor based upon that program. Based upon all relevant factors, including the back-tested performance information described below, the Board concluded that the nature, quality and extent of the services to be provided by the Subadvisor to each Fund under the applicable Sub-advisory Agreement are expected to be satisfactory.

Investment Performance

As each Fund is a newly created series, the Board did not review performance of the Funds since no track record was available. For each Fund, the Board reviewed the back-tested one-year, three-year, five-year and ten-year performance as of September 30, 2016 of a volatility control portfolio using a static target allocation among underlying funds similar to the allocation initially proposed for the Fund, as compared to a relevant blended index and a relevant Morningstar category, and the annual back-tested performance of the same volatility control portfolio for each of the last nine calendar years, as compared to the relevant blended index and the relevant Morningstar category.

Fees, Economies of Scale and Profitability

The Board considered each Fund’s proposed management and sub-advisory fees. With respect to the proposed management fee for each Fund, the Board received information from the Manager, based on data supplied by Broadridge, comparing the proposed management fee to advisory fees of funds in the same asset category. The Board also considered the management fee of another fund managed by the Manager, but with a different fee structure, as well as the sub-advisory fee paid to the Subadvisor. The Board further considered whether there are economies of scale with respect to the services to be provided to each Fund under the applicable Management Agreement. The Board concluded that, for each Fund, although the proposed management fee schedule does not include breakpoints, the management fee schedule is appropriate at currently anticipated asset levels.

For each Fund, with respect to the sub-advisory fee proposed to be paid to the Subadvisor, the Board noted that the Manager compensates the Subadvisor, an affiliated company, from its own management fee so that shareholders pay only the management fee. The Board considered whether there are economies of scale with respect to the sub-advisory services to be provided under the Sub-advisory Agreement for each Fund. The Board concluded that, for each Fund, although the proposed sub-advisory fee schedule does not include breakpoints, the Subadvisor’s fee schedule is appropriate at currently anticipated asset levels. For each Fund, the Board considered the Subadvisor’s representation that it does not offer other clients a lower fee for comparable strategies and services and the Manager’s statement that it found the proposed sub-advisory fee schedule to be appropriate.

In addition, in evaluating the management and sub-advisory fees, the Board considered the Manager’s forecasted profitability with respect to each Fund. On the basis of the information provided, the Board concluded that the proposed management and sub-advisory fees for each Fund were reasonable.

Other Benefits

For each Fund, the Board also considered the character and amount of other incidental benefits to be received by the Manager and Subadvisor. The Board noted that the Subadvisor did not intend to use soft dollars. The Board concluded that, on the basis of the information provided, the proposed sub-advisory fee for each Fund was reasonable.

Overall Conclusions

Based upon all of the information considered and the conclusions reached, the Board determined that the terms of each Advisory Agreement are fair and reasonable and that approval of each of the Advisory Agreements is in the best interests of each Fund.

Special Meeting of Shareholders
Principal Variable Contracts Funds, Inc. – Balanced Account
Held May 25, 2017

1.	Approval of a plan of acquisition providing for the reorganization of the Balanced Account into the Diversified Balanced Account:

In Favor	Opposed	Abstain
2,181,687.679	55,244.039	128,843.00

Table of Contents

Financial Statements	1
Notes to Financial Statements	19
Schedules of Investments	35
Financial Highlights (Includes performance information)	78
Shareholder Expense Example	94
Supplemental Information	97

Not FDIC or NCUA insured
May lose value • Not a deposit • No bank or credit union guarantee Not insured by any Federal government agency

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
June 30, 2017 (unaudited)

	Diversified		Government &
	International	Equity	High Quality
Amounts in thousands, except per share amounts	Account	Income Account	Bond Account
Investment in securities--at cost	$218,067	$307,802	$254,241
Foreign currency--at cost	$12	$–	$–
Assets
Investment in securities--at value	$272,535	$533,675	$246,962
Foreign currency--at value	13	–	–
Cash	1	–	–
Receivables:
Dividends and interest	1,333	1,285	1,310
Fund shares sold	603	912	270
Investment securities sold	784	9,626	–
Total Assets	275,269	545,498	248,542
Liabilities
Accrued management and investment advisory fees	191	219	103
Accrued distribution fees	–	5	–
Accrued directors' expenses	2	5	3
Accrued other expenses	22	3	5
Payables:
Deferred foreign tax	47	–	–
Fund shares redeemed	500	393	173
Investment securities purchased	320	7,030	–
Total Liabilities	1,082	7,655	284
Net Assets Applicable to Outstanding Shares	$274,187	$537,843	$248,258

Net Assets Consist of:
Capital shares and additional paid-in-capital	$308,711	$244,541	$246,632
Accumulated undistributed (overdistributed) net investment income (loss)	7,243	22,204	14,260
Accumulated undistributed (overdistributed) net realized gain (loss)	(96,193)	45,225	(5,355)
Net unrealized appreciation (depreciation) of investments	54,421	225,873	(7,279)
Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign
currency	5	–	–
Total Net Assets	$274,187	$537,843	$248,258
Capital Stock (par value: $.01 per share):
Shares authorized	300,000	200,000	200,000
Net Asset Value Per Share:
Class 1: Net Assets	$272,658	$512,796	$245,970
Shares issued and outstanding	17,535	20,465	24,357
Net Asset Value per share	$15.55	$25.06	$10.10
Class 2: Net Assets	$1,529	$25,047	$2,288
Shares issued and outstanding	98	1,008	227
Net Asset Value per share	$15.65	$24.84	$10.08

See accompanying notes.

1

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
June 30, 2017 (unaudited)

		LargeCap
Amounts in thousands, except per share amounts	Income Account	Growth Account	MidCap Account
Investment in securities--at cost	$204,320	$87,843	$377,509
Foreign currency--at cost	$–	$–	$57
Assets
Investment in securities--at value	$214,971	$108,926	$572,313
Foreign currency--at value	–	–	59
Receivables:
Dividends and interest	1,920	67	248
Fund shares sold	30	16	12
Investment securities sold	–	–	1,215
Total Assets	216,921	109,009	573,847
Liabilities
Accrued management and investment advisory fees	90	62	254
Accrued distribution fees	–	–	4
Accrued directors' expenses	3	2	5
Accrued other expenses	5	4	5
Cash overdraft	4	–	51
Payables:
Fund shares redeemed	108	433	995
Investment securities purchased	–	414	947
Total Liabilities	210	915	2,261
Net Assets Applicable to Outstanding Shares	$216,711	$108,094	$571,586

Net Assets Consist of:
Capital shares and additional paid-in-capital	$197,624	$83,283	$278,673
Accumulated undistributed (overdistributed) net investment income (loss)	12,490	632	4,278
Accumulated undistributed (overdistributed) net realized gain (loss)	(4,054)	3,096	93,829
Net unrealized appreciation (depreciation) of investments	10,651	21,083	194,804
Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign
currency	–	–	2
Total Net Assets	$216,711	$108,094	$571,586
Capital Stock (par value: $.01 per share):
Shares authorized	200,000	300,000	105,000
Net Asset Value Per Share:
Class 1: Net Assets	$214,077	$106,988	$555,161
Shares issued and outstanding	20,116	3,771	9,643
Net Asset Value per share	$10.64	$28.37	$57.57
Class 2: Net Assets	$2,634	$1,106	$16,425
Shares issued and outstanding	249	40	288
Net Asset Value per share	$10.58	$28.21	$57.19

See accompanying notes.

2

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
June 30, 2017 (unaudited)

	Principal Capital
	Appreciation	Real Estate	SAM
Amounts in thousands, except per share amounts	Account	Securities Account	Balanced Portfolio
Investment in securities--at cost	$102,135	$123,001	$460
Investment in affiliated Accounts--at cost	$–	$–	$661,731
Assets
Investment in securities--at value	$156,980	$156,407	$460
Investment in affiliated Accounts--at value	–	–	772,333
Receivables:
Dividends and interest	169	568	103
Fund shares sold	3	10	644
Investment securities sold	357	215	391
Total Assets	157,509	157,200	773,931
Liabilities
Accrued management and investment advisory fees	81	115	146
Accrued distribution fees	2	–	21
Accrued directors' expenses	3	2	6
Accrued other expenses	5	4	5
Payables:
Fund shares redeemed	482	538	1,035
Investment securities purchased	994	6	103
Total Liabilities	1,567	665	1,316
Net Assets Applicable to Outstanding Shares	$155,942	$156,535	$772,615

Net Assets Consist of:
Capital shares and additional paid-in-capital	$98,565	$96,781	$617,370
Accumulated undistributed (overdistributed) net investment income (loss)	2,807	2,976	16,994
Accumulated undistributed (overdistributed) net realized gain (loss)	(275)	23,372	27,649
Net unrealized appreciation (depreciation) of investments	54,845	33,406	110,602
Total Net Assets	$155,942	$156,535	$772,615
Capital Stock (par value: $.01 per share):
Shares authorized	200,000	300,000	300,000
Net Asset Value Per Share:
Class 1: Net Assets	$148,130	$154,245	$670,677
Shares issued and outstanding	5,699	6,968	43,339
Net Asset Value per share	$25.99	$22.14	$15.48
Class 2: Net Assets	$7,812	$2,290	$101,938
Shares issued and outstanding	304	103	6,662
Net Asset Value per share	$25.71	$22.17	$15.30

See accompanying notes.

3

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
June 30, 2017 (unaudited)

	SAM Conservative	SAM Conservative	SAM Flexible
Amounts in thousands, except per share amounts	Balanced Portfolio	Growth Portfolio	Income Portfolio
Investment in securities--at cost	$83	$341	$839
Investment in affiliated Accounts--at cost	$178,497	$275,487	$190,271
Assets
Investment in securities--at value	$83	$341	$839
Investment in affiliated Accounts--at value	198,761	322,179	211,938
Receivables:
Dividends and interest	44	27	59
Fund shares sold	74	366	5
Investment securities sold	77	–	146
Total Assets	199,039	322,913	212,987
Liabilities
Accrued management and investment advisory fees	37	61	40
Accrued distribution fees	4	24	4
Accrued directors' expenses	3	3	3
Accrued other expenses	5	5	5
Payables:
Fund shares redeemed	151	102	151
Investment securities purchased	44	291	58
Total Liabilities	244	486	261
Net Assets Applicable to Outstanding Shares	$198,795	$322,427	$212,726

Net Assets Consist of:
Capital shares and additional paid-in-capital	$169,932	$263,474	$183,388
Accumulated undistributed (overdistributed) net investment income (loss)	5,912	4,682	8,064
Accumulated undistributed (overdistributed) net realized gain (loss)	2,687	7,579	(393)
Net unrealized appreciation (depreciation) of investments	20,264	46,692	21,667
Total Net Assets	$198,795	$322,427	$212,726
Capital Stock (par value: $.01 per share):
Shares authorized	200,000	200,000	200,000
Net Asset Value Per Share:
Class 1: Net Assets	$180,872	$206,074	$193,429
Shares issued and outstanding	14,889	10,969	14,908
Net Asset Value per share	$12.15	$18.79	$12.97
Class 2: Net Assets	$17,923	$116,353	$19,297
Shares issued and outstanding	1,494	6,278	1,502
Net Asset Value per share	$12.00	$18.53	$12.85

See accompanying notes.

4

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
June 30, 2017 (unaudited)

	SAM Strategic	Short-Term
Amounts in thousands, except per share amounts	Growth Portfolio	Income Account	SmallCap Account
Investment in securities--at cost	$522	$163,194	$178,596
Investment in affiliated Accounts--at cost	$236,390	$–	$–
Assets
Investment in securities--at value	$522	$163,307	$205,606
Investment in affiliated Accounts--at value	265,192	–	–
Cash	–	6	–
Receivables:
Dividends and interest	9	856	238
Expense reimbursement from Manager	–	1	–
Fund shares sold	102	924	445
Investment securities sold	–	655	4,001
Total Assets	265,825	165,749	210,290
Liabilities
Accrued management and investment advisory fees	50	68	140
Accrued distribution fees	24	1	1
Accrued directors' expenses	3	2	3
Accrued other expenses	4	6	5
Payables:
Fund shares redeemed	93	278	385
Investment securities purchased	18	–	4,156
Total Liabilities	192	355	4,690
Net Assets Applicable to Outstanding Shares	$265,633	$165,394	$205,600

Net Assets Consist of:
Capital shares and additional paid-in-capital	$224,316	$168,691	$168,625
Accumulated undistributed (overdistributed) net investment income (loss)	3,670	4,927	1,086
Accumulated undistributed (overdistributed) net realized gain (loss)	8,845	(8,337)	8,879
Net unrealized appreciation (depreciation) of investments	28,802	113	27,010
Total Net Assets	$265,633	$165,394	$205,600
Capital Stock (par value: $.01 per share):
Shares authorized	200,000	400,000	200,000
Net Asset Value Per Share:
Class 1: Net Assets	$151,349	$163,167	$200,706
Shares issued and outstanding	7,405	63,229	12,877
Net Asset Value per share	$20.44	$2.58	$15.59
Class 2: Net Assets	$114,284	$2,227	$4,894
Shares issued and outstanding	5,662	867	315
Net Asset Value per share	$20.18	$2.57	$15.52

See accompanying notes.

5

STATEMENTS OF OPERATIONS PRINCIPAL VARIABLE CONTRACTS FUNDS, INC. Six Months ended June 30, 2017 (unaudited)

	Diversified		Government &
	International	Equity	High Quality
Amounts in thousands	Account	Income Account	Bond Account
Net Investment Income (Loss)
Income:
Dividends	$4,454	$8,197	$9
Withholding tax	(404)	(274)	–
Interest	–	–	4,993
Total Income	4,050	7,923	5,002
Expenses:
Management and investment advisory fees	1,104	1,342	625
Distribution Fees - Class 2	2	31	3
Custodian fees	53	6	2
Directors' expenses	3	7	4
Professional fees	22	2	2
Other expenses	3	1	–
Total Expenses	1,187	1,389	636
Net Investment Income (Loss)	2,863	6,534	4,366

Net Realized and Unrealized Gain (Loss) on Investments and Foreign currencies
Net realized gain (loss) from:
Investment transactions (net of foreign taxes of $88, $0 and $0, respectively)	5,121	22,366	(63)
Foreign currency transactions	(48)	–	–
Change in unrealized appreciation/depreciation of:
Investments (net of deferred foreign tax payable of $47, $0 and $0, respectively)	30,346	13,549	(1,336)
Translation of assets and liabilities in foreign currencies	60	–	–
Net Realized and Unrealized Gain (Loss) on Investments and
Foreign currencies	35,479	35,915	(1,399)
Net Increase (Decrease) in Net Assets Resulting from Operations	$38,342	$42,449	$2,967

See accompanying notes.

6

STATEMENTS OF OPERATIONS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
Six Months ended June 30, 2017 (unaudited)

		LargeCap
Amounts in thousands	Income Account	Growth Account	MidCap Account
Net Investment Income (Loss)
Income:
Dividends	$15	$584	$2,701
Withholding tax	–	–	(58)
Interest	4,480	–	–
Total Income	4,495	584	2,643
Expenses:
Management and investment advisory fees	559	356	1,562
Distribution Fees - Class 2	3	1	20
Custodian fees	2	1	3
Directors' expenses	4	2	7
Professional fees	2	2	2
Other expenses	–	–	4
Total Expenses	570	362	1,598
Net Investment Income (Loss)	3,925	222	1,045

Net Realized and Unrealized Gain (Loss) on Investments and Foreign currencies
Net realized gain (loss) from:
Investment transactions	(352)	4,513	56,288
Change in unrealized appreciation/depreciation of:
Investments	2,899	10,890	14,575
Translation of assets and liabilities in foreign currencies	–	–	2
Net Realized and Unrealized Gain (Loss) on Investments and
Foreign currencies	2,547	15,403	70,865
Net Increase (Decrease) in Net Assets Resulting from Operations	$6,472	$15,625	$71,910

See accompanying notes.

7

STATEMENTS OF OPERATIONS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
Six Months ended June 30, 2017 (unaudited)

	Principal Capital
	Appreciation	Real Estate	SAM
Amounts in thousands	Account	Securities Account	Balanced Portfolio
Net Investment Income (Loss)
Income:
Dividends from affiliated Accounts	$–	$–	$1,719
Dividends	1,311	1,148	4
Withholding tax	(1)	–	–
Total Income	1,310	1,148	1,723
Expenses:
Management and investment advisory fees	488	696	880
Distribution Fees - Class 2	10	3	125
Custodian fees	1	1	–
Directors' expenses	3	3	9
Professional fees	2	2	2
Other expenses	–	1	1
Total Expenses	504	706	1,017
Net Investment Income (Loss)	806	442	706

Net Realized and Unrealized Gain (Loss) on Investments and Foreign currencies
Net realized gain (loss) from:
Investment transactions	1,800	8,178	–
Investment transactions in affiliated Accounts	–	–	14,109
Change in unrealized appreciation/depreciation of:
Investments	10,304	(2,512)	–
Investments in affiliated Accounts	–	–	38,778
Net Realized and Unrealized Gain (Loss) on Investments and
Foreign currencies	12,104	5,666	52,887
Net Increase (Decrease) in Net Assets Resulting from Operations	$12,910	$6,108	$53,593

See accompanying notes.

8

STATEMENTS OF OPERATIONS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
Six Months ended June 30, 2017 (unaudited)

	SAM Conservative	SAM Conservative	SAM Flexible
Amounts in thousands	Balanced Portfolio	Growth Portfolio	Income Portfolio
Net Investment Income (Loss)
Income:
Dividends from affiliated Accounts	$750	$345	$1,204
Dividends	1	1	2
Total Income	751	346	1,206
Expenses:
Management and investment advisory fees	227	358	245
Distribution Fees - Class 2	22	140	24
Directors' expenses	3	4	3
Professional fees	2	2	2
Total Expenses	254	504	274
Net Investment Income (Loss)	497	(158)	932

Net Realized and Unrealized Gain (Loss) on Investments and Foreign currencies
Net realized gain (loss) from:
Investment transactions in affiliated Accounts	3,395	2,346	1,063
Change in unrealized appreciation/depreciation of:
Investments in affiliated Accounts	7,011	25,029	6,986
Net Realized and Unrealized Gain (Loss) on Investments and
Foreign currencies	10,406	27,375	8,049
Net Increase (Decrease) in Net Assets Resulting from Operations	$10,903	$27,217	$8,981

See accompanying notes.

9

STATEMENTS OF OPERATIONS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
Six Months ended June 30, 2017 (unaudited)

	SAM Strategic	Short-Term
Amounts in thousands	Growth Portfolio	Income Account	SmallCap Account
Net Investment Income (Loss)
Income:
Dividends from affiliated Accounts	$461	$–	$–
Dividends	4	8	1,070
Interest	–	2,160	–
Total Income	465	2,168	1,070
Expenses:
Management and investment advisory fees	295	417	860
Distribution Fees - Class 2	137	4	6
Custodian fees	–	4	1
Directors' expenses	4	3	3
Professional fees	2	2	2
Total Gross Expenses	438	430	872
Less: Reimbursement from Manager - Class 1	–	8	–
Total Net Expenses	438	422	872
Net Investment Income (Loss)	27	1,746	198

Net Realized and Unrealized Gain (Loss) on Investments and Foreign currencies
Net realized gain (loss) from:
Investment transactions	–	(15)	12,605
Investment transactions in affiliated Accounts	3,376	–	–
Change in unrealized appreciation/depreciation of:
Investments	–	664	(7,636)
Investments in affiliated Accounts	21,690	–	–
Net Realized and Unrealized Gain (Loss) on Investments and
Foreign currencies	25,066	649	4,969
Net Increase (Decrease) in Net Assets Resulting from Operations	$25,093	$2,395	$5,167

See accompanying notes.

10

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

	Diversified
Amounts in thousands	International Account		Equity Income Account
		Year Ended		Year Ended
	Period Ended	December 31,	Period Ended	December 31,
	June 30, 2017	2016	June 30, 2017	2016
Operations
Net investment income (loss)	$2,863	$4,533	$6,534	$13,534
Net realized gain (loss) on investments and foreign currencies	5,073	(3,059)	22,366	32,296
Change in unrealized appreciation/depreciation of investments
and translation of assets and liabilities in foreign currencies	30,406	(889)	13,549	32,778
Net Increase (Decrease) in Net Assets Resulting from Operations	38,342	585	42,449	78,608

Dividends and Distributions to Shareholders
From net investment income:
Class 1	–	(5,929)	–	(13,921)
Class 2	–	(28)	–	(587)
From net realized gain on investments:
Class 1	–	–	–	(25,545)
Class 2	–	–	–	(1,190)
Total Dividends and Distributions	–	(5,957)	–	(41,243)

Capital Share Transactions
Shares sold:
Class 1	10,270	10,931	11,826	23,118
Class 2	184	89	521	798
Shares issued in reinvestment of dividends and distributions:
Class 1	–	5,929	–	39,466
Class 2	–	28	–	1,777
Shares redeemed:
Class 1	(19,749)	(40,817)	(65,432)	(85,653)
Class 2	(219)	(89)	(1,547)	(3,186)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(9,514)	(23,929)	(54,632)	(23,680)
Total Increase (Decrease)	28,828	(29,301)	(12,183)	13,685

Net Assets
Beginning of period	245,359	274,660	550,026	536,341
End of period (including undistributed net investment income as set forth below)	$274,187	$245,359	$537,843	$550,026
Undistributed (Overdistributed) Net Investment Income (Loss)	$7,243	$4,380	$22,204	$16,154

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	697	818	485	1,041
Class 2	12	7	21	35
Shares issued in reinvestment of dividends and distributions:
Class 1	–	428	–	1,769
Class 2	–	2	–	80
Shares redeemed:
Class 1	(1,348)	(3,042)	(2,688)	(3,824)
Class 2	(15)	(7)	(64)	(143)
Net Increase (Decrease)	(654)	(1,794)	(2,246)	(1,042)

See accompanying notes.

11

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

	Government & High Quality
Amounts in thousands	Bond Account		Income Account
		Year Ended		Year Ended
	Period Ended	December 31,	Period Ended	December 31,
	June 30, 2017	2016	June 30, 2017	2016
Operations
Net investment income (loss)	$4,366	$8,813	$3,925	$8,905
Net realized gain (loss) on investments and foreign currencies	(63)	(244)	(352)	(737)
Change in unrealized appreciation/depreciation of investments
and translation of assets and liabilities in foreign currencies	(1,336)	(3,073)	2,899	6,017
Net Increase (Decrease) in Net Assets Resulting from Operations	2,967	5,496	6,472	14,185

Dividends and Distributions to Shareholders
From net investment income:
Class 1	–	(9,018)	–	(10,488)
Class 2	–	(87)	–	(139)
From net realized gain on investments:
Class 1	–	(44)	–	–
Class 2	–	(1)	–	–
Total Dividends and Distributions	–	(9,150)	–	(10,627)

Capital Share Transactions
Shares sold:
Class 1	18,466	21,631	6,292	10,644
Class 2	137	1,294	347	901
Shares issued in reinvestment of dividends and distributions:
Class 1	–	9,062	–	10,488
Class 2	–	88	–	139
Shares redeemed:
Class 1	(23,059)	(66,133)	(27,489)	(50,552)
Class 2	(180)	(857)	(480)	(805)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(4,636)	(34,915)	(21,330)	(29,185)
Total Increase (Decrease)	(1,669)	(38,569)	(14,858)	(25,627)

Net Assets
Beginning of period	249,927	288,496	231,569	257,196
End of period (including undistributed net investment income as set forth below)	$248,258	$249,927	$216,711	$231,569
Undistributed (Overdistributed) Net Investment Income (Loss)	$14,260	$9,894	$12,490	$8,565

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	1,840	2,104	595	1,016
Class 2	14	125	33	86
Shares issued in reinvestment of dividends and distributions:
Class 1	–	893	–	999
Class 2	–	8	–	13
Shares redeemed:
Class 1	(2,294)	(6,396)	(2,609)	(4,774)
Class 2	(18)	(83)	(46)	(77)
Net Increase (Decrease)	(458)	(3,349)	(2,027)	(2,737)

See accompanying notes.

12

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

Amounts in thousands	LargeCap Growth Account		MidCap Account
		Year Ended		Year Ended
	Period Ended	December 31,	Period Ended	December 31,
	June 30, 2017	2016	June 30, 2017	2016
Operations
Net investment income (loss)	$222	$454	$1,045	$3,717
Net realized gain (loss) on investments and foreign currencies	4,513	10,936	56,288	49,933
Change in unrealized appreciation/depreciation of investments
and translation of assets and liabilities in foreign currencies	10,890	(17,383)	14,577	5,604
Net Increase (Decrease) in Net Assets Resulting from Operations	15,625	(5,993)	71,910	59,254

Dividends and Distributions to Shareholders
From net investment income:
Class 1	–	(284)	–	(2,454)
Class 2	–	(1)	–	(21)
From net realized gain on investments:
Class 1	–	–	–	(98,662)
Class 2	–	–	–	(2,445)
Total Dividends and Distributions	–	(285)	–	(103,582)

Capital Share Transactions
Shares sold:
Class 1	3,531	4,727	7,603	11,079
Class 2	100	519	142	244
Shares issued in reinvestment of dividends and distributions:
Class 1	–	284	–	101,116
Class 2	–	1	–	2,466
Shares redeemed:
Class 1	(8,217)	(20,972)	(99,082)	(109,754)
Class 2	(66)	(635)	(606)	(1,884)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(4,652)	(16,076)	(91,943)	3,267
Total Increase (Decrease)	10,973	(22,354)	(20,033)	(41,061)

Net Assets
Beginning of period	97,121	119,475	591,619	632,680
End of period (including undistributed net investment income as set forth below)	$108,094	$97,121	$571,586	$591,619
Undistributed (Overdistributed) Net Investment Income (Loss)	$632	$454	$4,278	$4,005

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	131	194	138	208
Class 2	4	21	3	5
Shares issued in reinvestment of dividends and distributions:
Class 1	–	11	–	2,003
Class 2	–	–	–	49
Shares redeemed:
Class 1	(302)	(853)	(1,810)	(2,074)
Class 2	(2)	(26)	(11)	(35)
Net Increase (Decrease)	(169)	(653)	(1,680)	156

See accompanying notes.

13

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

	Principal Capital
Amounts in thousands	Appreciation Account		Real Estate Securities Account
		Year Ended		Year Ended
	Period Ended	December 31,	Period Ended	December 31,
	June 30, 2017	2016	June 30, 2017	2016
Operations
Net investment income (loss)	$806	$2,018	$442	$2,266
Net realized gain (loss) on investments and foreign currencies	1,800	(887)	8,178	15,753
Change in unrealized appreciation/depreciation of investments
and translation of assets and liabilities in foreign currencies	10,304	12,207	(2,512)	(9,074)
Net Increase (Decrease) in Net Assets Resulting from Operations	12,910	13,338	6,108	8,945

Dividends and Distributions to Shareholders
From net investment income:
Class 1	–	(1,663)	–	(2,262)
Class 2	–	(69)	–	(30)
From net realized gain on investments:
Class 1	–	(1,127)	–	(13,801)
Class 2	–	(60)	–	(205)
Total Dividends and Distributions	–	(2,919)	–	(16,298)

Capital Share Transactions
Shares sold:
Class 1	2,302	3,089	6,256	18,296
Class 2	418	832	296	2,880
Shares issued in reinvestment of dividends and distributions:
Class 1	–	2,790	–	16,063
Class 2	–	129	–	235
Shares redeemed:
Class 1	(13,656)	(23,315)	(16,800)	(27,728)
Class 2	(645)	(1,580)	(2,300)	(704)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(11,581)	(18,055)	(12,548)	9,042
Total Increase (Decrease)	1,329	(7,636)	(6,440)	1,689

Net Assets
Beginning of period	154,613	162,249	162,975	161,286
End of period (including undistributed net investment income as set forth below)	$155,942	$154,613	$156,535	$162,975
Undistributed (Overdistributed) Net Investment Income (Loss)	$2,807	$2,001	$2,976	$2,534

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	92	137	289	819
Class 2	16	38	14	129
Shares issued in reinvestment of dividends and distributions:
Class 1	–	119	–	720
Class 2	–	6	–	10
Shares redeemed:
Class 1	(541)	(1,030)	(775)	(1,259)
Class 2	(25)	(70)	(108)	(31)
Net Increase (Decrease)	(458)	(800)	(580)	388

See accompanying notes.

14

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

			SAM Conservative
Amounts in thousands	SAM Balanced Portfolio		Balanced Portfolio
		Year Ended		Year Ended
	Period Ended	December 31,	Period Ended	December 31,
	June 30, 2017	2016	June 30, 2017	2016
Operations
Net investment income (loss)	$706	$16,289	$497	$5,415
Net realized gain (loss) on investments and foreign currencies	14,109	17,456	3,395	1,844
Change in unrealized appreciation/depreciation of investments
and translation of assets and liabilities in foreign currencies	38,778	18,450	7,011	5,463
Net Increase (Decrease) in Net Assets Resulting from Operations	53,593	52,195	10,903	12,722

Dividends and Distributions to Shareholders
From net investment income:
Class 1	–	(14,648)	–	(4,787)
Class 2	–	(1,830)	–	(401)
From net realized gain on investments:
Class 1	–	(42,234)	–	(7,189)
Class 2	–	(5,993)	–	(669)
Total Dividends and Distributions	–	(64,705)	–	(13,046)

Capital Share Transactions
Shares sold:
Class 1	8,411	17,710	5,260	12,758
Class 2	4,501	7,262	1,260	995
Shares issued in reinvestment of dividends and distributions:
Class 1	–	56,882	–	11,976
Class 2	–	7,823	–	1,070
Shares redeemed:
Class 1	(57,097)	(124,098)	(18,173)	(34,175)
Class 2	(6,402)	(12,908)	(1,762)	(2,352)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(50,587)	(47,329)	(13,415)	(9,728)
Total Increase (Decrease)	3,006	(59,839)	(2,512)	(10,052)

Net Assets
Beginning of period	769,609	829,448	201,307	211,359
End of period (including undistributed net investment income as set forth below)	$772,615	$769,609	$198,795	$201,307
Undistributed (Overdistributed) Net Investment Income (Loss)	$16,994	$16,288	$5,912	$5,415

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	557	1,215	443	1,101
Class 2	301	500	107	87
Shares issued in reinvestment of dividends and distributions:
Class 1	–	3,950	–	1,042
Class 2	–	548	–	94
Shares redeemed:
Class 1	(3,792)	(8,502)	(1,533)	(2,964)
Class 2	(427)	(892)	(149)	(203)
Net Increase (Decrease)	(3,361)	(3,181)	(1,132)	(843)

See accompanying notes.

15

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

	SAM Conservative
Amounts in thousands	Growth Portfolio		SAM Flexible Income Portfolio
		Year Ended		Year Ended
	Period Ended	December 31,	Period Ended	December 31,
	June 30, 2017	2016	June 30, 2017	2016
Operations
Net investment income (loss)	$(158)	$4,841	$932	$7,135
Net realized gain (loss) on investments and foreign currencies	2,346	6,596	1,063	1,273
Change in unrealized appreciation/depreciation of investments
and translation of assets and liabilities in foreign currencies	25,029	8,423	6,986	6,051
Net Increase (Decrease) in Net Assets Resulting from Operations	27,217	19,860	8,981	14,459

Dividends and Distributions to Shareholders
From net investment income:
Class 1	–	(2,733)	–	(6,448)
Class 2	–	(1,285)	–	(626)
From net realized gain on investments:
Class 1	–	(10,021)	–	(3,768)
Class 2	–	(5,670)	–	(397)
Total Dividends and Distributions	–	(19,709)	–	(11,239)

Capital Share Transactions
Shares sold:
Class 1	8,901	15,068	6,479	17,181
Class 2	4,115	7,358	1,092	1,602
Shares issued in reinvestment of dividends and distributions:
Class 1	–	12,754	–	10,216
Class 2	–	6,955	–	1,023
Shares redeemed:
Class 1	(14,686)	(27,690)	(17,628)	(34,729)
Class 2	(5,651)	(9,802)	(2,676)	(3,971)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(7,321)	4,643	(12,733)	(8,678)
Total Increase (Decrease)	19,896	4,794	(3,752)	(5,458)

Net Assets
Beginning of period	302,531	297,737	216,478	221,936
End of period (including undistributed net investment income as set forth below)	$322,427	$302,531	$212,726	$216,478
Undistributed (Overdistributed) Net Investment Income (Loss)	$4,682	$4,840	$8,064	$7,132

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	491	886	508	1,375
Class 2	229	436	87	130
Shares issued in reinvestment of dividends and distributions:
Class 1	–	745	–	820
Class 2	–	411	–	83
Shares redeemed:
Class 1	(805)	(1,612)	(1,379)	(2,782)
Class 2	(315)	(579)	(212)	(320)
Net Increase (Decrease)	(400)	287	(996)	(694)

See accompanying notes.

16

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

Amounts in thousands	SAM Strategic Growth Portfolio		Short-Term Income Account
		Year Ended		Year Ended
	Period Ended	December 31,	Period Ended	December 31,
	June 30, 2017	2016	June 30, 2017	2016
Operations
Net investment income (loss)	$27	$3,643	$1,746	$3,181
Net realized gain (loss) on investments and foreign currencies	3,376	6,881	(15)	198
Change in unrealized appreciation/depreciation of investments
and translation of assets and liabilities in foreign currencies	21,690	3,587	664	429
Net Increase (Decrease) in Net Assets Resulting from Operations	25,093	14,111	2,395	3,808

Dividends and Distributions to Shareholders
From net investment income:
Class 1	–	(2,030)	–	(3,533)
Class 2	–	(1,201)	–	(47)
From net realized gain on investments:
Class 1	–	(7,617)	–	–
Class 2	–	(5,429)	–	–
Total Dividends and Distributions	–	(16,277)	–	(3,580)

Capital Share Transactions
Shares sold:
Class 1	7,972	13,805	15,063	41,622
Class 2	4,684	9,704	2,095	1,395
Shares issued in reinvestment of dividends and distributions:
Class 1	–	9,647	–	3,533
Class 2	–	6,630	–	47
Shares redeemed:
Class 1	(16,310)	(19,319)	(24,784)	(35,684)
Class 2	(4,759)	(7,350)	(1,985)	(849)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(8,413)	13,117	(9,611)	10,064
Total Increase (Decrease)	16,680	10,951	(7,216)	10,292

Net Assets
Beginning of period	248,953	238,002	172,610	162,318
End of period (including undistributed net investment income as set forth below)	$265,633	$248,953	$165,394	$172,610
Undistributed (Overdistributed) Net Investment Income (Loss)	$3,670	$3,643	$4,927	$3,181

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	403	752	5,878	16,232
Class 2	241	533	824	545
Shares issued in reinvestment of dividends and distributions:
Class 1	–	521	–	1,385
Class 2	–	361	–	19
Shares redeemed:
Class 1	(825)	(1,053)	(9,679)	(13,948)
Class 2	(245)	(404)	(776)	(333)
Net Increase (Decrease)	(426)	710	(3,753)	3,900

See accompanying notes.

17

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

Amounts in thousands	SmallCap Account
		Year Ended
	Period Ended	December 31,
	June 30, 2017	2016
Operations
Net investment income (loss)	$198	$2,133
Net realized gain (loss) on investments and foreign currencies	12,605	(4,061)
Change in unrealized appreciation/depreciation of investments
and translation of assets and liabilities in foreign currencies	(7,636)	34,024
Net Increase (Decrease) in Net Assets Resulting from Operations	5,167	32,096

Dividends and Distributions to Shareholders
From net investment income:
Class 1	–	(484)
Class 2	–	(4)
From net realized gain on investments:
Class 1	–	(8,270)
Class 2	–	(204)
Total Dividends and Distributions	–	(8,962)

Capital Share Transactions
Shares sold:
Class 1	5,496	8,874
Class 2	214	353
Shares issued in reinvestment of dividends and distributions:
Class 1	–	8,754
Class 2	–	208
Shares redeemed:
Class 1	(19,754)	(35,635)
Class 2	(372)	(706)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(14,416)	(18,152)
Total Increase (Decrease)	(9,249)	4,982

Net Assets
Beginning of period	214,849	209,867
End of period (including undistributed net investment income as set forth below)	$205,600	$214,849
Undistributed (Overdistributed) Net Investment Income (Loss)	$1,086	$2,087

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	355	654
Class 2	14	27
Shares issued in reinvestment of dividends and distributions:
Class 1	–	630
Class 2	–	15
Shares redeemed:
Class 1	(1,277)	(2,644)
Class 2	(25)	(50)
Net Increase (Decrease)	(933)	(1,368)

See accompanying notes.

18

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
June 30, 2017 (unaudited)

1. Organization

Principal Variable Contracts Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and operates as a series fund in the mutual fund industry. The financial statements for Diversified International Account, Equity Income Account, Government & High Quality Bond Account, Income Account, LargeCap Growth Account, MidCap Account, Principal Capital Appreciation Account, Real Estate Securities Account, SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, SAM Strategic Growth Portfolio, Short-Term Income Account, and SmallCap Account, (known as the “Accounts”), are presented herein.

Each of the Accounts is an investment company and applies specialized accounting and reporting under Accounting Standards Codification Topic 946, Financial Services - Investment Companies. Each of the Accounts was an investment company at all times during the period. The Accounts have not provided financial support, and are not contractually required to provide financial support to any investee.

On May 1, 2017, Principal Management Corporation (formerly the “Manager”) was merged into Principal Global Investors, LLC (the “Manager”). The merger did not involve a change in actual control or actual management with respect to the investment adviser of the Funds. The personnel responsible for fulfilling the obligations to the Funds pursuant to the investment advisory agreement remain the same.

Effective April 8, 2016, Money Market Account liquidated its net assets and proceeds were sent to shareholders.

Effective May 1, 2016, SmallCap Blend Account changed its name to SmallCap Account.

All classes of shares for each of the Accounts represent interests in the same portfolio of investments, and will vote together as a single class except where otherwise required by law or as determined by the Fund’s Board of Directors. In addition, the Board of Directors declares separate dividends on each class of shares.

2. Significant Accounting Policies

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Accounts:

Security Valuation. SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, SAM Strategic Growth Portfolio (collectively, the “SAM Portfolios”) invest in combinations of other series of the Fund and Principal Funds, Inc. which are valued at the closing net asset value per share of each respective fund on the day of valuation. In addition, the SAM Portfolios invest in Principal Exchange-Traded Funds, which are valued at fair value. The Accounts also invest in other publicly traded investment funds. Other publicly traded investment funds are valued at the respective fund’s net asset value. The shares of the other series of the Fund, Principal Funds, Inc., Principal Exchange-Traded Funds, and other publicly traded investment funds are referred to as the “Underlying Funds”.

The Accounts (with the exception of the SAM Portfolios) value securities for which market quotations are readily available at fair value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use modeling techniques that incorporate security characteristics such as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, other yield and risk factors, and other market conditions to determine an evaluated bid price or, in the case of certain credit default swaps, a mean price provided by a pricing service. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks and foreign securities, the investments are valued at their fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors.

19

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
June 30, 2017 (unaudited)

2. Significant Accounting Policies (Continued)

The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Accounts’ net asset values are reflected in the Accounts’ net asset values and these securities are valued at fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors. Many factors, provided by independent pricing services, are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements in ADRs, futures contracts, industry indices, general indices and foreign currencies.

To the extent the Accounts invest in foreign securities listed on foreign exchanges which trade on days on which the Accounts do not determine net asset values, for example weekends and other customary national U.S. holidays, the Accounts’ net asset values could be significantly affected on days when shareholders cannot purchase or redeem shares.

Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a "local" price and a "premium" price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Accounts to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor is authorized to make such determinations subject to such oversight by the Fund’s Board of Directors as may occasionally be necessary.

Currency Translation. Foreign holdings are translated to U.S. dollars using the exchange rate at the daily close of the New York Stock Exchange. The identified cost of the Accounts’ holdings is translated at approximate rates prevailing when acquired. Income and expense amounts are translated at approximate rates prevailing when received or paid, with daily accruals of such amounts reported at approximate rates prevailing at the date of valuation. Since the carrying amount of the foreign securities is determined based on the exchange rate and market values at the close of the period, it is not practicable to isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between trade and settlement dates on security transactions, and the difference between the amount of dividends and foreign withholding taxes recorded on the books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies arise from changes in the exchange rate relating to assets and liabilities, other than investments in securities, purchased and held in non-U.S. denominated currencies.

The following Account held securities denominated in foreign currencies that exceeded 5% of net assets of the Account:

Diversified International Account
Euro	24.1%
Japanese Yen	14.0
British Pound Sterling	10.5
Canadian Dollar	9.1
Swiss Franc	7.1

Income and Investment Transactions. The Accounts record investment transactions on a trade date basis. Trade date for senior floating rate interests purchased in the primary market is considered the date on which the loan allocations are determined. Trade date for senior floating rate interests purchased in the secondary market is the date on which the transaction is entered into. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation of investments. The Accounts record dividend income on the ex-dividend date, except dividend income from foreign securities whereby the ex-dividend date has passed; such dividends are recorded as soon as the Accounts are informed of the ex-dividend date. Interest income is recognized on an accrual basis. Discounts and premiums on securities are accreted/amortized, respectively, on the level yield method over the lives of the respective securities. The Accounts allocate daily all income and realized and unrealized gains or losses to each class of shares based upon the relative proportion of the value of shares outstanding of each class.

Expenses. Expenses directly attributed to a particular Account are charged to that Account. Other expenses not directly attributed to a particular Account are apportioned among the registered investment companies managed by the Manager.

20

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
June 30, 2017 (unaudited)

2. Significant Accounting Policies (Continued)

Management fees are allocated daily to each class of shares based upon the relative proportion of the value of shares outstanding of each class. Expenses specifically attributable to a particular class are charged directly to such class and are included separately in the statements of operations.

In addition to the expenses that each of the SAM Portfolios bears directly, each of the SAM Portfolios indirectly bears a pro rata share of the fees and expenses of the Underlying Funds in which they invest. Because the Underlying Funds have varied expense levels and each of the SAM Portfolios may own different proportions of Underlying Funds at different times, the amount of expense incurred indirectly by each of the SAM Portfolios will vary. Expenses included in the statements of operations of the SAM Portfolios reflect the expenses of each SAM Portfolio and do not include any expenses associated with the Underlying Funds.

Dividends and Distributions to Shareholders. Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends and distributions to shareholders from net investment income and net realized gain from investments and foreign currency transactions are determined in accordance with federal tax regulations, which may differ from U.S. GAAP. These differences are primarily due to differing treatments for net operating losses, mortgage-backed securities, certain defaulted securities, expiring capital loss carry forwards, certain preferred securities, amortization of premiums and discounts, sales of Passive Foreign Investment Companies, losses deferred due to wash sales, partnership investments, REITs, utilization of earnings and profits distributed to shareholders on redemption of shares, foreign currency transactions, and limitations imposed by Sections 381-384 of the Internal Revenue Code. Permanent book and tax basis differences are reclassified within the capital accounts based on federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as return of capital distributions.

Real Estate Securities Account receives substantial distributions from holdings in Real Estate Investment Trusts (“REITs”). Distributions from REITs may be characterized as ordinary income, net capital gain, or a return of capital to the Account. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates must be used in reporting the character of income and distributions for financial statement purposes.

Federal Income Taxes. No provision for federal income taxes is considered necessary because each of the Accounts intends to qualify as a “regulated investment company” under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders.

Management evaluates tax positions taken or expected to be taken in the course of preparing the Accounts’ tax returns to determine whether it is “more likely than not” that each tax position would be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more likely than not threshold would be recorded as a tax benefit or expense in the current year. During the period ended June 30, 2017, the Accounts did not record any such tax benefit or expense in the accompanying financial statements. The statute of limitations remains open for the shorter of the fiscal years from 2013-2015 or commencement of the fund’s operations to 2015. No examinations are in progress at this time.

Foreign Taxes. Certain of the Accounts are subject to foreign income taxes imposed by certain countries in which they invest. Foreign income taxes are accrued by the Accounts as a reduction of income. These amounts are shown as withholding tax on foreign dividends on the statements of operations. In consideration of recent decisions rendered by European courts, certain of the Accounts have filed additional tax reclaims for taxes withheld in prior years. Due to the uncertainty and timing of these reclaims, a corresponding receivable will only be recorded when both the amount is known and there are no significant uncertainties regarding collectability.

Gains realized upon the disposition of certain foreign securities held by certain of the Accounts may be subject to capital gains tax, payable prior to repatriation of sale proceeds. The tax is computed on certain net realized gains and, if any, is shown on the statement of operations. Realized losses in excess of gains may be carried forward to offset future gains. In addition, the Accounts accrue an estimated deferred tax liability for future gains on certain foreign securities. Any accrued tax liability is shown on the statement of assets and liabilities. At June 30, 2017, Diversified International Account had no foreign tax refund receivable and had a deferred tax liability of $47,000 relating to foreign securities.

Investment Company Reporting Modernization. Effective October 13, 2016, the U.S. Securities and Exchange Commission (“SEC”) approved a final rule, Investment Company Reporting Modernization. The SEC adopted new rules and forms as well as amendments to its rules and forms to modernize the reporting and disclosure of information by registered investment companies. The new rules and forms will be effective beginning in 2017. At this time, management is evaluating the implications of these changes on the financial statements.

21

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
June 30, 2017 (unaudited)

3. Operating Policies

Borrowings. Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Accounts and other registered investment companies managed by the Manager may participate in an interfund lending facility (“Facility”). The Facility allows the Accounts to borrow money from or loan money to the other participants. Loans under the Facility are made to handle unusual and/or unanticipated short-term cash requirements. Interest paid and received on borrowings is the average of the current repurchase agreement rate and the bank loan rate (the higher of (i) the Federal Funds Rate or (ii) the One Month LIBOR rate plus 1.00%). During the period ended June 30, 2017, Income Account, MidCap Account, Short-Term Income Account, and SmallCap Account each loaned to the Facility. The interest income received is included in interest income on the statements of operations.

During the period ended June 30, 2017, accounts borrowing from the Facility were as follows (amounts in thousands):

	Average	Weighted Average
	Outstanding Balance	Interest Rate
Diversified International Account	$24	1.16%
LargeCap Growth Account	2	1.16
MidCap Account	526	1.34
Real Estate Securities Account	122	1.25

The interest expense associated with these borrowings is included in other expenses on the statements of operations.

In addition, certain of the Accounts participate with other registered investment companies managed by the Manager in an unsecured joint line of credit with a bank which allows the participants to borrow up to $100 million, collectively. Borrowings are made solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participant, based on its borrowings, at a rate equal to the higher of the Federal Funds Rate or the One Month LIBOR rate plus 1.00%. Additionally, a commitment fee is charged at an annual rate of .15% on the amount of the line of credit. The Accounts did not borrow against the line of credit during the period ended June 30, 2017.

Counterparties. The Accounts may be exposed to counterparty risk, or the risk that another party with which the Accounts have unsettled or open transactions will fail to perform on their commitment. To the extent that unpaid amounts owed to the Accounts exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Accounts in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Accounts. If the unpaid amount owed to the Accounts subsequently decreases, the Accounts would be required to return all or a portion of the collateral.

Master Netting Agreements may also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Netting Agreements, collateral is routinely transferred if the total net exposure to certain transactions governed under the relevant master netting agreement with a counterparty exceeds a specified threshold.

The financial instruments that are subject to Master Netting Agreements or similar agreements may include right of setoff provisions. Derivative instruments include provisions to setoff positions covered under the agreements with the same counterparties and provisions to setoff positions outside of the agreements with the same counterparties in the event of default by one of the parties. Derivative instruments also include collateral provisions. Collateral received and pledged are generally settled daily with each counterparty.

Illiquid Securities. Illiquid securities generally cannot be sold or disposed of in the ordinary course of business (within seven calendar days) at approximately the value at which each of the Accounts has valued the investments. This may have an adverse effect on each of the Accounts’ ability to dispose of particular illiquid securities at fair value and may limit each of the Accounts’ ability to obtain accurate market quotations for purposes of valuing the securities.

Indemnification. Under the Fund’s by-laws, present and past officers, directors and employees are indemnified against certain liabilities arising out of the performance of their duties. In addition, in the normal course of business, the Fund may enter into a variety of contracts that may contain representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.

22

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
June 30, 2017 (unaudited)

3. Operating Policies (Continued)

Mortgage Dollar Rolls. Certain of the Accounts have entered into mortgage-dollar-roll transactions on “to-be-announced” securities (“TBA’s”), in which the Account sells mortgage-backed securities and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are invested in additional securities. The Account forgoes principal and interest paid on the securities, and is compensated by interest earned on the proceeds of the initial sale and by a lower price on the securities to be repurchased. The Accounts treat mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the Accounts' portfolio turnover ratio. Amounts to be received or paid in connection with open mortgage-dollar-rolls are included in Investment securities sold and Investment securities purchased on the statements of assets and liabilities.

Rebates. Subject to best execution, the Accounts may direct certain portfolio transactions to brokerage firms that, in turn, have agreed to rebate a portion of the related brokerage commission to the Accounts in cash. Commission rebates are included as a component of realized gain from investment transactions in the statements of operations.

Repurchase Agreements. The Accounts may invest in repurchase agreements that are fully collateralized, typically by U.S. government or U.S. government agency securities. It is the Accounts’ policy that the counterparties’ custodian takes possession of the underlying collateral securities. The fair value of the collateral is at all times at least equal to the total amount of the repurchase obligation. In the event of default on the obligation to repurchase, the Accounts have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event the seller of a repurchase agreement defaults, the Accounts could experience delays in the realization of the collateral.

Restricted Securities. Certain of the Accounts may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.

Senior Floating Rate Interests. The Accounts may invest in senior floating rate interests (bank loans). Senior floating rate interests hold the most senior position in the capital structure of a business entity (the “Borrower”), are typically secured by specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debtholders and stockholders of the Borrower. Senior floating rate interests are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the senior floating rate interest. Senior floating rate interests are typically rated below-investment-grade, which means they are more likely to default than investment-grade loans. A default could lead to non-payment of income which would result in a reduction of income to the account and there can be no assurance that the liquidation of any collateral would satisfy the Borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated.

Senior floating rate interests pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the London InterBank Offered Rate (LIBOR).

Senior floating rate interests generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for the Borrower to repay, prepayments of senior floating rate interests may occur. As a result, the actual remaining maturity of senior floating rate interests may be substantially less than stated maturities shown in the schedules of investments.

In connection with the senior floating rate interests, the Accounts may also enter into unfunded loan commitments (“commitments”). All or a portion of the commitments may be unfunded. The Accounts are obligated to fund these commitments at the borrower’s discretion. Therefore, the Accounts must have funds sufficient to cover its contractual obligation. Unfunded loan commitments are marked to market daily and the unrealized gain or loss is shown as a separate line item called unrealized gain or loss on unfunded loan commitments on the statements of assets and liabilities. As of June 30, 2017, the Accounts had no unfunded loan commitments outstanding.

To Be Announced Securities. The Accounts may trade portfolio securities on a “to-be-announced” (“TBA”) or when-issued basis. In a TBA or when-issued transaction, the Accounts commit to purchase or sell securities for which all specific information is not known at the time of the trade. Securities purchased on a TBA or when-issued basis are not settled until they are delivered to the account, normally 15 to 30 days later. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other portfolio securities.

23

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
June 30, 2017 (unaudited)

3. Operating Policies (Continued)

Underlying Funds. The performance and risks of each Principal LifeTime Account, SAM Portfolio, Diversified Balanced Account, Diversified Balanced Managed Volatility Account, Diversified Balanced Volatility Control Account, Diversified Growth Account, Diversified Growth Managed Volatility Account, Diversified Growth Volatility Control Account, Diversified Income Account, and Multi-Asset Income Account (singly, “a fund of funds” and collectively, “the funds of funds”) directly correspond to the performance and risks of the underlying funds in which the fund of funds invest. By investing in many underlying funds, the funds of funds have partial exposure to the risks of many different areas of the market. The more a fund of funds allocates to stock funds, the greater the expected risk.

An underlying fund to a fund of funds may experience relatively large redemptions or purchases as the fund of funds periodically reallocates or rebalances its assets. These transactions may accelerate the realization of taxable income if sales of portfolio securities result in gains and could increase transaction costs. In addition, when a fund of funds reallocates or redeems significant assets away from an underlying fund, the loss of assets to the underlying fund could result in increased expense ratios for that fund.

The Manager is the advisor to the Principal LifeTime Accounts, SAM Portfolios, Diversified Balanced Account, Diversified Balanced Managed Volatility Account, Diversified Balanced Volatility Control Account, Diversified Growth Account, Diversified Growth Managed Volatility Account, Diversified Growth Volatility Control Account, Diversified Income Account, Multi-Asset Income Account, and each of the underlying funds. The Manager is committed to minimizing the potential impact of underlying fund risk on underlying funds to the extent consistent with pursuing the investment objectives of the fund of funds which it manages. Each may face conflicts of interest in fulfilling its responsibilities to all such funds.

As of June 30, 2017, the Principal LifeTime Accounts, Multi-Asset Income Account, SAM Portfolios, Diversified Balanced Account, Diversified Balanced Managed Volatility Account, Diversified Growth Account, Diversified Growth Managed Volatility Account, and Diversified Income Account owned the following percentages, in the aggregate, of the outstanding shares of the underlying funds listed below:

	Total Percentage of		Total Percentage of
Account	Outstanding Shares Owned	Account	Outstanding Shares Owned
Equity Income Account	31.21%	MidCap Account	1.41%
Government & High Quality Bond Account	38.03	Short-Term Income Account	13.67
Income Account	93.69

U.S. Government Agencies or Government-Sponsored Enterprises. Certain of the Accounts may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of, and in certain cases, guaranteed by, the U.S. Government or its agencies. The U.S. Government does not guarantee the net asset value of the Accounts’ shares. Some U.S. Government securities such as treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA”) are supported by the full faith and credit of the U.S. Government. Other securities, such as those of the Federal Home Loan Bank are supported by the right of the issuer to borrow from the U.S. Department of the Treasury. Still other securities, such as those of the Federal National Mortgage Association (“FNMA”) are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations.

Government related guarantors (those not backed by the full faith and credit of the United States Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC”). FNMA is a government sponsored corporation the common stock of which is owned entirely by private stockholders. FNMA purchases conventional residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks, credit unions, and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to the timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but Participation Certificates are not backed by the full faith and credit of the U.S. Government.

24

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
June 30, 2017 (unaudited)

4. Fair Value

Fair value is defined as the price that the Accounts would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Accounts use various valuation techniques, including market, income and/or cost approaches. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Accounts. Unobservable inputs are inputs that reflect the Accounts own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – Quoted prices are available in active markets for identical securities as of the reporting date. The type of securities included in Level 1 includes listed equities and listed derivatives.

Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayments speeds, credit risk, etc.). Investments which are generally included in this category include corporate bonds, senior floating rate interests, and municipal bonds.

Level 3 – Significant unobservable inputs (including the Accounts’ assumptions in determining the fair value of investments). Investments which are generally included in this category include certain corporate bonds and certain mortgage backed securities.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Accounts in determining fair value is greatest for instruments categorized in Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Account’s own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Accounts use prices and inputs that are current as of the measurement date.

Investments which are generally included in the Level 3 category are primarily valued using quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as Level 3. Valuation models rely on one or more significant unobservable inputs such as prepayment rates, probability of default, or loss severity in the event of default. Significant increases in any of those inputs in isolation would result in a significantly lower fair value measurement. Benchmark pricing procedures set the base price of a security based on current market data. The base price may be a broker-dealer quote, transaction price, or internal value based on relevant market data.

The fair values of these entities are dependent on economic, political and other considerations. The values of the underlying investee entities may be affected by significant changes in the economic conditions, changes in government policies, and other factors (e.g., natural disasters, accidents, conflicts, etc.).

25

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
June 30, 2017 (unaudited)

4. Fair Value (Continued)

Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Account’s Board of Directors. The Manager has established a Valuation Committee of senior officers and employees, with the responsibility of overseeing the pricing and valuation of all securities, including securities where market quotations are not readily available. The Valuation Committee meets monthly and reports directly to the Board of Directors. The Pricing Group who reports to the Valuation Committee relies on the established Pricing Policies to determine fair valuation. Included in the Pricing Policies is an overview of the approved valuation technique established for each asset class. The Pricing Group will consider all appropriate information available when determining fair valuation.

The Pricing Group relies on externally provided valuation inputs to determine the value of Level 3 securities. Security values are updated as new information becomes available. Valuation data and changes in valuation amounts are reviewed on a daily basis based on specified criteria for the security, asset class, and other factors. In addition, valuation data is periodically compared to actual transactions executed by the Accounts (i.e., purchases/sales) and differences between transaction prices and prior period valuation data are investigated based on specified tolerances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments.

The beginning of the period timing recognition has been adopted for the significant transfers between levels of each Account’s assets and liabilities. There were no significant purchases, sales, or transfers into or out of Level 3, except as noted in the Level 3 roll forward.

The table below includes transfers from Level 2 to Level 1 at June 30, 2017 as valuations for certain countries reflect the exchange close price.

Diversified International Account $ 6,530,855

The following is a summary of the inputs used as of June 30, 2017 in valuing the Funds' securities carried at value (amounts shown in thousands):

			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Account		Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

Diversified International Account
Common Stocks
Basic Materials		$—	$10,621	$—	$10,621
Communications		3,907	18,611	—	22,518
Consumer, Cyclical		9,646	31,267	—	40,913
Consumer, Non-cyclical		6,107	39,231	—	45,338
Diversified		—	2,445	—	2,445
Energy		7,219	8,299	—	15,518
Financial		13,645	54,022	—	67,667
Industrial		3,172	27,928	—	31,100
Technology		2,095	26,223	—	28,318
Utilities		—	4,726	—	4,726
Investment Companies*		1,314	—	—	1,314
Preferred Stocks*		2,057	—	—	2,057
	Total investments in securities $	49,162	$223,373	$—	$272,535

Equity Income Account
Common Stocks*		$526,780	$—	$—	$526,780
Investment Companies*		6,895	—	—	6,895
	Total investments in securities $	533,675	$—	$—	$533,675

26

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
June 30, 2017 (unaudited)

4. Fair Value (Continued)
			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Account		Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

Government & High Quality Bond Account
Bonds*		$—	$72,254	$—	$72,254
Investment Companies*		2,997	—	—	2,997
U.S. Government & Government Agency Obligations*		—	171,711	—	171,711
	Total investments in securities $	2,997	$243,965	$—	$246,962

Income Account
Bonds*		$—	$134,511	$1,000	$135,511
Common Stocks
Energy		957	—	—	957
Industrial		—	—	3,127	3,127
Convertible Bonds*		—	297	—	297
Investment Companies*		3,016	—	—	3,016
Senior Floating Rate Interests*		—	750	357	1,107
U.S. Government & Government Agency Obligations*		—	70,956	—	70,956
	Total investments in securities $	3,973	$206,514	$4,484	$214,971

LargeCap Growth Account
Common Stocks*		$107,794	$—	$—	$107,794
Investment Companies*		1,132	—	—	1,132
	Total investments in securities $	108,926	$—	$—	$108,926

MidCap Account
Common Stocks*		$570,537	$—	$—	$570,537
Investment Companies*		1,776	—	—	1,776
	Total investments in securities $	572,313	$—	$—	$572,313

Principal Capital Appreciation Account
Common Stocks*		$153,106	$—	$—	$153,106
Investment Companies*		3,874	—	—	3,874
	Total investments in securities $	156,980	$—	$—	$156,980

Real Estate Securities Account
Common Stocks*		$155,312	$—	$—	$155,312
Investment Companies*		1,095	—	—	1,095
	Total investments in securities $	156,407	$—	$—	$156,407

SAM Balanced Portfolio
Investment Companies*		$772,793	$—	$—	$772,793
	Total investments in securities $	772,793	$—	$—	$772,793

SAM Conservative Balanced Portfolio
Investment Companies*		$198,844	$—	$—	$198,844
	Total investments in securities $	198,844	$—	$—	$198,844

SAM Conservative Growth Portfolio
Investment Companies*		$322,520	$—	$—	$322,520
	Total investments in securities $	322,520	$—	$—	$322,520

SAM Flexible Income Portfolio
Investment Companies*		$212,777	$—	$—	$212,777
	Total investments in securities $	212,777	$—	$—	$212,777

27

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
June 30, 2017 (unaudited)

4. Fair Value (Continued)
			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Account		Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

SAM Strategic Growth Portfolio
Investment Companies*		$265,714	$—	$—	$265,714
	Total investments in securities $	265,714	$—	$—	$265,714

Short-Term Income Account
Bonds*		$—	$159,933	$2,150	$162,083
Investment Companies*		995	—	—	995
U.S. Government & Government Agency Obligations*		—	229	—	229
	Total investments in securities $	995	$160,162	$2,150	$163,307

SmallCap Account
Common Stocks*		$203,295	$—	$—	$203,295
Investment Companies*		2,311	—	—	2,311
	Total investments in securities $	205,606	$—	$—	$205,606

Certain detailed information is provided for those Accounts with significant investments in Level 3 securities. Quantitative information about the significant unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy is as follows (amounts in thousands):

		Fair Value
		at June 30,
Account	Asset Type	2017	Valuation Technique	Unobservable Input	Input Value
Income Account	Bonds	$1,000	Third Party Vendor	Broker Quote	$100.00
	Common Stock	3,127	Enterprise Valuation Model	Guideline public companies	122.75
				(multiples of 0.95 – 1.15x) and
				discounted cash flows (sensitivity
				between 9% - 11%
	Senior Floating Rate	357	Yield to Maturity Model	Discount Rate of 12.52%	98.40
	Interests			(sensitivity between 11% - 13%)
		$4,484

Short-Term	Bonds	$2,150	Third Party Vendor	Broker Quote	$0.00	–
Income Account					100.00

28

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
June 30, 2017 (unaudited)

4. Fair Value (Continued)

The changes in investments measured at fair value for which Level 3 inputs have been used to determine fair value are as follows (amounts in thousands):

			Accrued
			Discounts/
			Premiums								Net Change in Unrealized
	Value	Realized	and Change			Proceeds		Transfers	Transfers	Value	Appreciation/(Depreciation)
	December 31,	Gain/	in Unrealized			from	into Level		Out of	June 30,	on Investments Held at
Account	2016	(Loss)	Gain/(Loss)	Purchases		Sales		3*	Level 3**	2017	June 30, 2017
Income Account
Bonds	$—	$—	$—	$1,000		$—	$	— $	—	$1,000	$—
Common Stock
Industrial	2,675	—	452	—		—		—	—	3,127	452
Senior Floating Rate
Interests	257	—	—	100		—		—	—	357	—
Total	$2,932	$—	$452	$1,100		$—	$	— $	—	$4,484	$452

Short-Term
Income Account
Bonds	$341	$—	$3	$1,750	$	— $		397	$(341)	$2,150	$3
Total	$341	$—	$3	$1,750	$	— $		397	$(341)	$2,150	$3

*Securities are transferred into Level 3 for a variety of reasons including, but not limited to:

1. Securities where trading has been halted

2. Securities that have certain restrictions on trading

3. Instances in which a security is not priced by pricing services

**Securities are transferred out of Level 3 for a variety of reasons including, but not limited to:

1. Securities where trading resumes

2. Securities where trading restrictions have expired

3. Instances in which a price becomes available from a pricing service

At the end of the period, there were no other Accounts which had a significant Level 3 balance. During the period, there were no significant purchases, sales or transfers into or out of Level 3, except as noted above.

29

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
June 30, 2017 (unaudited)

5. Management Agreement and Transactions with Affiliates

Management Services. The Accounts have agreed to pay investment advisory and management fees to the Manager (wholly owned by Principal Financial Services, Inc.) computed at an annual percentage rate of each account’s average daily net assets. A portion of the management fee is paid by the Manager to the sub-advisor of each of the Accounts, some of which are affiliates of the Manager. The annual rate paid by the SAM Portfolios is based upon the aggregate average daily net assets (“aggregate net assets”) of the SAM Portfolios. The investment advisory and management fee schedule for the SAM Portfolios is .25% of aggregate net assets up to the first $1 billion and .20% of aggregate net assets over $1 billion. The annual rates used in this calculation for each of the other Accounts are as follows:

		Net Assets of Accounts (in millions)
	First $100	Next $100	Next $100	Next $100	Thereafter
Equity Income Account	.60%	.55%	.50%	.45%	.40%
MidCap Account	.65	.60	.55	.50	.45
Real Estate Securities Account	.90	.85	.80	.75	.70
SmallCap Account	.85	.80	.75	.70	.65

		Net Assets of Accounts (in millions)
	First $250	Next $250	Next $250	Next $250	Thereafter
Diversified International Account	.85%	.80%	.75%	.70%	.65%

	Net Assets of Account (in millions)
	First $200	Next $300	Over $500
Short-Term Income Account	.50%	.45%	.40%

	Net Assets of Account (in millions)
	First $500	Over $500
Principal Capital Appreciation Account	.625%	.50%

		Net Assets of Account
	First $500	Next $500	Next $1	Next $1	Over $3
	million	million	billion	billion	billion
LargeCap Growth Account	.68%	.63%	.61%	.56%	.51%

Net Assets of Accounts (in billions)

	First $2	Over $2
Government & High Quality Bond Account	.50%	.45%
Income Account	.50	.45

The Manager has contractually agreed to reduce Short-Term Income Account’s expenses by .01% through the period ended April 30, 2018.

Amounts owed to the Accounts under the terms of the expense limitation agreements are reflected in the statement of assets and liabilities as expense reimbursement from Manager and are settled monthly.

Distribution and Fees. Class 2 shares of the Accounts bear distribution fees. The fee is computed at an annual rate of the average daily net assets attributable to Class 2 shares of each of the Accounts. Distribution fees are paid to Principal Funds Distributor, Inc., the principal distributor of the Accounts. A portion of the distribution fees may be paid to other selling dealers for providing certain services. The annual rate for Class 2 shares is .25%.

30

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
June 30, 2017 (unaudited)

5. Management Agreement and Transactions with Affiliates (Continued)

Affiliated Ownership. At June 30, 2017, Principal Life Insurance Company (an affiliate of the Manager) and/or one or more separate accounts sponsored by Principal Life Insurance Company owned shares of the Accounts as follows (amounts in thousands):

	Class 1	Class 2
Diversified International Account	17,375	20
Equity Income Account	10,083	66
Government & High Quality Bond Account	14,650	136
Income Account	454	56
LargeCap Growth Account	3,455	14
MidCap Account	9,340	—
Principal Capital Appreciation Account	4,944	26
Real Estate Securities Account	6,950	91
SAM Balanced Portfolio	40,108	351
SAM Conservative Balanced Portfolio	14,546	256
SAM Conservative Growth Portfolio	9,203	378
SAM Flexible Income Portfolio	14,223	348
SAM Strategic Growth Portfolio	6,825	161
Short-Term Income Account	53,710	488
SmallCap Account	12,641	52

6. Investment Transactions

For the period ended June 30, 2017, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments and U.S. government securities) by the Accounts were as follows (amounts in thousands):

	Purchases	Sales
Diversified International Account	$72,074	$80,315
Equity Income Account	35,221	84,570
Government & High Quality Bond Account	27,701	24,735
Income Account	9,220	16,973
LargeCap Growth Account	43,807	45,588
MidCap Account	36,416	125,843
Principal Capital Appreciation Account	17,429	28,105
Real Estate Securities Account	14,832	25,286
SAM Balanced Portfolio	98,343	148,306
SAM Conservative Balanced Portfolio	30,780	43,600
SAM Conservative Growth Portfolio	45,278	52,952
SAM Flexible Income Portfolio	35,205	47,684
SAM Strategic Growth Portfolio	38,255	46,787
Short-Term Income Account	67,339	74,338
SmallCap Account	73,852	84,293

For the period ended June 30, 2017, the cost of U.S. government securities purchased and proceeds from U.S. government securities sold (not including short-term investments) by the Accounts were as follows (amounts in thousands):

	Purchases	Sales
Government & High Quality Bond Account	$5,911	$6,131
Income Account	—	2,560
Short-Term Income Account	—	12

31

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
June 30, 2017 (unaudited)

7. Federal Tax Information

Distributions to Shareholders. The federal income tax character of distributions paid for the periods ended June 30, 2017 and December 31, 2016 were as follows (amounts in thousands):

					Long Term
		Ordinary Income			Capital Gain			Section 1250 Gain
		2017	2016		2017	2016	*	2017	2016	^
Diversified International Account	$	— $	5,957	$	— $	— $		— $	—
Equity Income Account		—	14,508		—	26,735		—	—
Government & High Quality Bond Account		—	9,150		—	—		—	—
Income Account		—	10,627		—	—		—	—
LargeCap Growth Account		—	285		—	—		—	—
MidCap Account		—	2,475		—	101,107		—	—
Principal Capital Appreciation Account		—	1,732		—	1,187		—	—
Real Estate Securities Account		—	2,292		—	13,642		—	364
SAM Balanced Portfolio		—	16,577		—	48,128		—	—
SAM Conservative Balanced Portfolio		—	5,226		—	7,820		—	—
SAM Conservative Growth Portfolio		—	4,023		—	15,686		—	—
SAM Flexible Income Portfolio		—	7,109		—	4,130		—	—
SAM Strategic Growth Portfolio		—	3,370		—	12,907		—	—
Short-Term Income Account		—	3,580		—	—		—	—
SmallCap Account		—	489		—	8,473		—	—

*The Accounts designate these distributions as long-term capital gain dividends per IRC Sec. 852(b)(3)(C) in the 20-percent group (which may be taxed at a 20-percent rate, a 15-percent rate or a 0-percent rate, depending on the shareholder’s taxable income).

^Unrecaptured Section 1250 gains are gains from the sale of depreciable property that are subject to a maximum tax rate of 25%.

Certain Funds may also utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction.

For U.S. federal income tax purposes, short-term capital gain distributions are considered ordinary income distributions.

Distributable Earnings. As of December 31, 2016, the components of distributable earnings on a federal tax basis were as follows (amounts in thousands):

						Total
	Undistributed	Undistributed		Net Unrealized	Other	Accumulated
	Ordinary	Long-Term	Accumulated	Appreciation	Temporary	Earnings
	Income	Capital Gains	Losses	(Depreciation)	Differences*	(Deficit)
Diversified International Account	$5,066	$—	$(101,119)	$23,187	$—	$(72,866)
Equity Income Account	14,738	23,888	—	212,227	—	250,853
Government & High Quality Bond Account	9,894	—	(5,236)	(5,943)	(56)	(1,341)
Income Account	9,528	—	(3,701)	6,671	117	12,615
LargeCap Growth Account	454	—	(1,422)	10,154	—	9,186
MidCap Account	3,154	37,976	—	179,873	—	221,003
Principal Capital Appreciation Account	1,978	—	(711)	43,200	—	44,467
Real Estate Securities Account	2,533	15,304	—	35,809	—	53,646
SAM Balanced Portfolio	16,558	17,916	—	67,178	—	101,652
SAM Conservative Balanced Portfolio	5,472	2,015	—	10,473	—	17,960
SAM Conservative Growth Portfolio	4,874	7,119	—	19,743	—	31,736
SAM Flexible Income Portfolio	7,132	1,553	—	11,672	—	20,357
SAM Strategic Growth Portfolio	3,694	7,441	—	5,089	—	16,224
Short-Term Income Account	3,181	—	(8,298)	(563)	(12)	(5,692)
SmallCap Account	2,106	—	(4,013)	33,715	—	31,808

*Represents book-to-tax accounting differences.

32

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
June 30, 2017 (unaudited)

7. Federal Tax Information (Continued)

Capital Loss Carryforwards. For federal income tax purposes, capital loss carryforwards are losses that can be used to offset future capital gains of the Accounts. At December 31, 2016, the Accounts had approximate net capital loss carryforwards as follows (amounts in thousands):

Net Capital Loss Carryforward Expiring In:			No Expiration
	2017	2018	Short-Term	Long-Term		Total
Diversified International Account	$97,737	$—	$3,382	$	—$	101,119
Government & High Quality Bond Account	3,887	—	1,349		—	5,236
Income Account	389	1,584	—		1,728	3,701
LargeCap Growth Account	1,422	—	—		—	1,422
Principal Capital Appreciation Account	—	—	711		—	711
Short-Term Income Account	8,298	—	—		—	8,298
SmallCap Account	—	—	4,013		—	4,013

Capital losses generated in taxable years beginning after the enactment date of the Regulated Investment Company Modernization Act of 2010, December 22, 2010, will be carried forward with no expiration and with the character of the loss retained. These capital losses must be fully utilized before the pre-enactment capital loss carryforwards listed in the table above.

As of December 31, 2016, the following Accounts had expired and utilized capital loss carryforwards as follows (amounts in thousands):

	Expired	Utilized
Government & High Quality Bond Account	$18,770	$—
LargeCap Growth Account	—	10,939
Short-Term Income Account	8,410	174

Late-Year Losses. A regulated investment company may elect to treat any portion of its qualified late-year loss as arising on the first day of the next taxable year. Qualified late-year losses are certain capital and ordinary losses which occur during the portion of the Account’s taxable year subsequent to October 31. For the taxable year ended December 31, 2016, the Accounts do not plan to defer any late-year losses.

Reclassification of Capital Accounts. The Accounts may record reclassifications in their capital accounts. These reclassifications have no impact on the total net assets of the Accounts. The reclassifications are a result of permanent differences between U.S. GAAP and tax accounting. Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the Accounts’ distributions may be shown in the accompanying Statement of Changes in Net Assets as from net investment income, from net realized gains on investments or from capital depending on the type of book and tax differences that exist. For the year ended December 31, 2016, the Accounts recorded reclassifications as follows (amounts in thousands):

	Accumulated	Accumulated
	Undistributed Net	Net Realized
	Investment Income	Gain on Investments	Paid in Capital
Diversified International Account	$277	$(277)	$—
Equity Income Account	(364)	(5,786)	6,150
Government & High Quality Bond Account	1,082	17,688	(18,770)
Income Account	992	(992)	—
MidCap Account	(64)	(11,650)	11,714
Principal Capital Appreciation Account	(30)	30	—
SAM Balanced Portfolio	2	(2)	—
SAM Flexible Income Portfolio	(2)	2	—
Short-Term Income Account	—	8,411	(8,411)
SmallCap Account	(32)	32	—

33

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
June 30, 2017 (unaudited)

7. Federal Tax Information (Continued)

Federal Income Tax Basis. At June 30, 2017, the net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the Accounts were as follows (amounts in thousands):

	Unrealized	Unrealized	Net Unrealized	Cost for Federal
	Appreciation	(Depreciation)	Appreciation/(Depreciation)	Income Tax Purposes
Diversified International Account	$56,840	$(3,207)	$53,633	$218,902
Equity Income Account	234,550	(8,030)	226,520	307,155
Government & High Quality Bond Account	2,932	(10,211)	(7,279)	254,241
Income Account	11,522	(2,009)	9,513	205,458
LargeCap Growth Account	21,926	(857)	21,069	87,857
MidCap Account	200,858	(5,837)	195,021	377,292
Principal Capital Appreciation Account	54,883	(1,364)	53,519	103,461
Real Estate Securities Account	36,107	(2,831)	33,276	123,131
SAM Balanced Portfolio	108,708	(2,753)	105,955	666,838
SAM Conservative Balanced Portfolio	17,933	(448)	17,485	181,359
SAM Conservative Growth Portfolio	46,877	(2,104)	44,773	277,747
SAM Flexible Income Portfolio	18,959	(302)	18,657	194,120
SAM Strategic Growth Portfolio	28,722	(1,943)	26,779	238,935
Short-Term Income Account	1,079	(979)	100	163,207
SmallCap Account	35,534	(8,611)	26,923	178,683

8. Subsequent Events

Management has evaluated events and transactions that have occurred through the date the financial statements were issued that would merit recognition or disclosure in the financial statements. There were no items requiring adjustment of the financial statements or additional disclosure.

34

Schedule of Investments
Diversified International Account
June 30, 2017 (unaudited)

COMMON STOCKS - 98.17%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Aerospace & Defense - 0.53%			Commercial Services (continued)
Thales SA	13,565	$1,460	New Oriental Education & Technology Group	26,216	$1,848
			Inc ADR(a)
Agriculture - 1.16%			Qualicorp SA	113,500	988
British American Tobacco PLC	34,468	2,349	TAL Education Group ADR	14,559	1,781
KT&G Corp	8,120	830			$9,598
		$3,179	Computers - 1.91%
Airlines - 0.96%			Atos SE	9,230	1,295
Qantas Airways Ltd	215,983	949	Capgemini SE	8,338	861
Ryanair Holdings PLC ADR(a)	15,573	1,676	Fujitsu Ltd	305,000	2,256
		$2,625	Logitech International SA	22,361	823
Apparel - 2.34%					$5,235
Adidas AG	10,988	2,107	Consumer Products - 0.71%
LVMH Moet Hennessy Louis Vuitton SE	14,292	3,574	Reckitt Benckiser Group PLC	19,258	1,952
Moncler SpA	31,687	743
		$6,424	Cosmetics & Personal Care - 1.15%
Automobile Manufacturers - 2.62%			Unilever NV	39,701	2,192
Honda Motor Co Ltd	56,700	1,553	Unilever PLC	17,915	969
Maruti Suzuki India Ltd	17,951	2,003			$3,161
Suzuki Motor Corp	22,600	1,077	Distribution & Wholesale - 1.92%
Volvo AB - B Shares	149,141	2,543	Mitsubishi Corp	117,100	2,461
		$7,176	Sumitomo Corp	118,000	1,539
Automobile Parts & Equipment - 0.28%			Wolseley PLC	20,464	1,256
Aisin Seiki Co Ltd	14,900	766			$5,256
			Diversified Financial Services - 2.68%
Banks - 12.43%			Amundi SA (c)	12,188	883
Allied Irish Banks PLC	78,358	442	Hana Financial Group Inc	31,516	1,245
Banco do Brasil SA	192,300	1,557	Indiabulls Housing Finance Ltd	75,906	1,262
Bancolombia SA ADR	12,113	540	ORIX Corp	139,400	2,169
Bangkok Bank PCL	143,600	832	Shinhan Financial Group Co Ltd	27,717	1,196
Bank Hapoalim BM	43,280	292	Zenkoku Hosho Co Ltd	14,800	606
Bank Negara Indonesia Persero Tbk PT	1,203,600	592			$7,361
Bank of Montreal	29,500	2,166	Electric - 1.72%
Bank of Nova Scotia/The	39,400	2,370	Enel SpA	228,348	1,225
CaixaBank SA	288,509	1,379	Iberdrola SA	182,799	1,449
Credicorp Ltd	6,713	1,204	Korea Electric Power Corp	34,577	1,233
Danske Bank A/S	58,073	2,234	Power Grid Corp of India Ltd	251,659	819
DNB ASA	67,212	1,144			$4,726
Erste Group Bank AG (a)	37,711	1,445	Electrical Components & Equipment - 1.34%
HDFC Bank Ltd (b)	15,377	396	Brother Industries Ltd	26,200	607
HDFC Bank Ltd ADR	11,594	1,008	Furukawa Electric Co Ltd	18,100	807
ING Groep NV	188,747	3,258	OSRAM Licht AG	10,844	866
Lloyds Banking Group PLC	1,940,402	1,672	Philips Lighting NV (c)	14,035	518
Macquarie Group Ltd	25,561	1,738	Prysmian SpA	29,783	878
Mediobanca SpA	140,135	1,386			$3,676
Mitsubishi UFJ Financial Group Inc	512,449	3,457	Electronics - 0.96%
Sberbank of Russia PJSC ADR	153,262	1,588	Hitachi High-Technologies Corp	22,500	876
Siam Commercial Bank PCL/The (b)	130,500	597	Hoya Corp	33,796	1,760
Swedbank AB	59,822	1,460			$2,636
Yes Bank Ltd	58,326	1,320	Energy - Alternate Sources - 0.90%
		$34,077	Vestas Wind Systems A/S	26,663	2,463
Beverages - 1.05%
Diageo PLC	54,883	1,622	Engineering & Construction - 2.15%
Treasury Wine Estates Ltd	123,664	1,250	ACS Actividades de Construccion y Servicios	39,852	1,541
		$2,872	SA
Biotechnology - 1.20%			ACS Actividades de Construccion y Servicios	39,852	32
CSL Ltd	14,870	1,578	SA - Rights (a)
Genmab A/S (a)	8,038	1,714	Aena SA (c)	7,408	1,446
		$3,292	Promotora y Operadora de Infraestructura	57,493	687
Building Materials - 1.88%			SAB de CV
Asahi Glass Co Ltd	33,200	1,402	Vinci SA	25,757	2,197
CRH PLC	67,231	2,383			$5,903
Kingspan Group PLC	39,560	1,359	Food - 2.44%
		$5,144	Nestle SA	50,993	4,448
Chemicals - 1.68%			Nichirei Corp	39,700	1,113
Covestro AG (c)	14,675	1,064	X5 Retail Group NV (a)	32,438	1,123
Lonza Group AG (a)	12,591	2,727			$6,684
Mitsubishi Gas Chemical Co Inc	38,700	822	Food Service - 0.37%
		$4,613	Compass Group PLC	48,272	1,019
Commercial Services - 3.50%
Adecco Group AG (a)	12,721	969	Forest Products & Paper - 1.02%
Ashtead Group PLC	90,064	1,864	Mondi PLC	60,539	1,587
Intertek Group PLC	26,643	1,464	UPM-Kymmene OYJ	42,888	1,223
Kroton Educacional SA	152,800	684			$2,810

See accompanying notes.

35

Schedule of Investments
Diversified International Account
June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Healthcare - Products - 0.30%			Pharmaceuticals (continued)
Japan Lifeline Co Ltd	13,100	$554	Novo Nordisk A/S	41,956	$1,803
Straumann Holding AG	487	277	Orion Oyj	9,867	630
		$831	Recordati SpA	29,858	1,211
Healthcare - Services - 0.86%			Roche Holding AG	15,787	4,034
Fresenius SE & Co KGaA	27,588	2,369	Shire PLC	35,457	1,955
					$11,400
Holding Companies - Diversified - 0.89%			Pipelines - 1.53%
Melco International Development Ltd	221,000	591	Pembina Pipeline Corp	23,300	772
Wharf Holdings Ltd/The	224,000	1,854	Petronet LNG Ltd	82,167	549
		$2,445	TransCanada Corp	60,573	2,887
Home Builders - 1.59%					$4,208
MRV Engenharia e Participacoes SA	144,800	588	Private Equity - 1.21%
Persimmon PLC	34,189	999	3i Group PLC	224,873	2,644
Sekisui House Ltd	56,332	996	Intermediate Capital Group PLC	60,909	661
Taylor Wimpey PLC	772,960	1,775			$3,305
		$4,358	Real Estate - 2.29%
Insurance - 4.35%			Brookfield Asset Management Inc	81,313	3,191
ASR Nederland NV	16,706	564	Cheung Kong Property Holdings Ltd	97,160	760
AXA SA	58,587	1,604	Sun Hung Kai Properties Ltd	72,000	1,058
Hannover Rueck SE	17,640	2,119	Vonovia SE	31,632	1,258
Industrial Alliance Insurance & Financial	13,400	581			$6,267
Services Inc			REITS - 1.11%
Legal & General Group PLC	335,181	1,128	Dexus	125,538	914
Manulife Financial Corp	54,400	1,020	Land Securities Group PLC	71,736	947
NN Group NV	51,292	1,820	Mirvac Group	720,326	1,178
SCOR SE	30,629	1,217			$3,039
Swiss Life Holding AG (a)	5,549	1,877
			Retail - 4.59%
Trisura Group Ltd (a)	478	8
			Alimentation Couche-Tard Inc	50,923	2,441
		$11,938	Cie Financiere Richemont SA	27,247	2,255
Internet - 3.72%			Dollarama Inc	28,084	2,683
Alibaba Group Holding Ltd ADR(a)	24,316	3,426	Kering	5,193	1,768
Auto Trader Group PLC (c)	150,349	744	Lojas Renner SA	161,260	1,339
Tencent Holdings Ltd	154,693	5,550	Pandora A/S	12,672	1,183
Wix.com Ltd (a)	6,913	481	Wal-Mart de Mexico SAB de CV	396,522	919
		$10,201			$12,588
Investment Companies - 0.61%			Semiconductors - 6.48%
Investor AB	34,825	1,680	Infineon Technologies AG	113,867	2,418
			Rohm Co Ltd	21,100	1,627
Iron & Steel - 0.38%			Samsung Electronics Co Ltd	2,622	5,461
POSCO	4,170	1,045	SK Hynix Inc	21,671	1,276
			Taiwan Semiconductor Manufacturing Co Ltd	632,140	4,319
Leisure Products & Services - 0.26%			Tokyo Electron Ltd	11,700	1,582
Hero MotoCorp Ltd	12,247	701	Ulvac Inc	22,300	1,076
					$17,759
Machinery - Construction & Mining - 1.30%			Software - 1.94%
ABB Ltd	80,817	2,006	NetEase Inc ADR	4,322	1,299
Hitachi Ltd	251,000	1,548	Open Text Corp	25,200	796
		$3,554	SAP SE	19,214	2,011
Machinery - Diversified - 0.78%			Ubisoft Entertainment SA (a)	21,454	1,218
KION Group AG	9,626	736			$5,324
Sumitomo Heavy Industries Ltd	212,000	1,407	Telecommunications - 4.49%
		$2,143	China Telecom Corp Ltd	2,576,556	1,224
Mining - 0.79%			Deutsche Telekom AG	75,167	1,355
Rio Tinto Ltd	30,159	1,466	Nippon Telegraph & Telephone Corp	51,813	2,446
Vedanta Ltd	178,650	687	NTT DOCOMO Inc	55,600	1,315
		$2,153	Orange SA	74,360	1,183
Miscellaneous Manufacturers - 1.50%			SK Telecom Co Ltd	4,955	1,152
Siemens AG	19,030	2,618	SoftBank Group Corp	30,200	2,455
Smiths Group PLC	71,259	1,481	Telekomunikasi Indonesia Persero Tbk PT	3,494,900	1,187
		$4,099			$12,317
Oil & Gas - 3.23%			Transportation - 0.91%
Canadian Natural Resources Ltd	46,100	1,330	Canadian National Railway Co	30,628	2,485
China Petroleum & Chemical Corp	1,106,000	866
Encana Corp	53,900	474	TOTAL COMMON STOCKS		$269,164
LUKOIL PJSC ADR	22,691	1,106	INVESTMENT COMPANIES - 0.48%	Shares Held	Value (000's)
PTT PCL (b)	80,400	875	Money Market Funds - 0.48%
Suncor Energy Inc	60,100	1,756	BlackRock Liquidity Funds FedFund Portfolio	1,314,139	1,314
TOTAL SA	49,135	2,440
		$8,847	TOTAL INVESTMENT COMPANIES		$1,314
Pharmaceuticals - 4.16%			PREFERRED STOCKS - 0.75%	Shares Held	Value (000's)
BTG PLC (a)	75,025	682
			Holding Companies - Diversified - 0.35%
Hypermarcas SA	96,406	806	Itausa - Investimentos Itau SA 0.06% (d)	354,082	$964
Ipsen SA	2,041	279

See accompanying notes.

36

		Schedule of Investments
		Diversified International Account
		June 30, 2017 (unaudited)

PREFERRED STOCKS (continued)	Shares Held	Value (000's)
Iron & Steel - 0.40%
Vale SA 0.91% (d)	134,400	$1,093

TOTAL PREFERRED STOCKS		$2,057
Total Investments		$272,535
Other Assets and Liabilities - 0.60%		$1,652
TOTAL NET ASSETS - 100.00%		$274,187

(a)	Non-Income Producing Security
(b)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of Directors. Certain inputs used in the valuation may be unobservable; however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy. At the end of the period, the fair value of these securities totaled $1,868 or 0.68% of net assets.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $4,655 or 1.70% of net assets.
(d)	Variable Rate. Rate shown is in effect at June 30, 2017.

Portfolio Summary (unaudited)

Country	Percent
Japan	13.95%
United Kingdom	10.08%
Canada	9.09%
Switzerland	7.53%
France	7.28%
Germany	6.90%
China	5.84%
Korea, Republic Of	4.90%
Denmark	3.42%
India	3.19%
Brazil	2.94%
Australia	2.78%
Netherlands	2.25%
Ireland	2.14%
Spain	2.13%
Sweden	2.07%
Italy	1.98%
Taiwan, Province Of China	1.58%
Hong Kong	1.56%
Russian Federation	1.39%
United States	1.19%
Thailand	0.84%
Finland	0.67%
Indonesia	0.65%
Mexico	0.59%
South Africa	0.58%
Austria	0.53%
Peru	0.44%
Norway	0.42%
Israel	0.29%
Colombia	0.20%
Other Assets and Liabilities	0.60%
TOTAL NET ASSETS	100.00%

See accompanying notes.

37

Schedule of Investments Equity Income Account June 30, 2017 (unaudited)

COMMON STOCKS - 97.95%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Aerospace & Defense - 0.84%			Machinery - Diversified - 1.61%
Boeing Co/The	22,844	$4,517	Deere & Co	70,136	$8,668

Airlines - 1.15%			Media - 0.39%
Delta Air Lines Inc	114,834	6,171	Walt Disney Co/The	19,876	2,112

Apparel - 1.41%			Miscellaneous Manufacturers - 2.02%
VF Corp	131,917	7,599	3M Co	17,344	3,611
			Parker-Hannifin Corp	45,253	7,232
Automobile Manufacturers - 1.62%					$10,843
PACCAR Inc	131,609	8,692	Oil & Gas - 8.95%
			Chevron Corp	60,672	6,330
Automobile Parts & Equipment - 2.23%			Cimarex Energy Co	77,898	7,323
Autoliv Inc	75,937	8,338	Exxon Mobil Corp	88,392	7,136
Magna International Inc	79,521	3,684	Marathon Petroleum Corp	222,277	11,632
		$12,022	Occidental Petroleum Corp	99,869	5,979
Banks - 10.41%			Royal Dutch Shell PLC - B shares ADR	178,648	9,724
Bank of Nova Scotia/The	153,916	9,255			$48,124
Grupo Financiero Santander Mexico SAB de	195,748	1,887	Pharmaceuticals - 7.52%
CV ADR			Johnson & Johnson	60,263	7,972
JPMorgan Chase & Co	155,044	14,171	Merck & Co Inc	127,888	8,196
PNC Financial Services Group Inc/The	104,416	13,038	Novartis AG ADR	69,371	5,791
US Bancorp	211,767	10,995	Pfizer Inc	238,945	8,026
Wells Fargo & Co	119,435	6,618	Roche Holding AG ADR	328,186	10,436
		$55,964			$40,421
Beverages - 1.72%			Pipelines - 2.14%
Coca-Cola Co/The	105,608	4,736	Enterprise Products Partners LP	424,979	11,509
Dr Pepper Snapple Group Inc	49,553	4,515
		$9,251	Private Equity - 1.88%
Chemicals - 2.13%			KKR & Co LP	543,219	10,104
Air Products & Chemicals Inc	32,631	4,668
EI du Pont de Nemours & Co	41,867	3,379	REITS - 5.16%
PPG Industries Inc	31,173	3,428	Annaly Capital Management Inc	546,316	6,583
		$11,475	Digital Realty Trust Inc	80,146	9,052
Computers - 3.60%			Host Hotels & Resorts Inc	297,405	5,434
Accenture PLC - Class A	18,829	2,329	Simon Property Group Inc	41,189	6,663
Apple Inc	107,413	15,469			$27,732
International Business Machines Corp	10,348	1,592	Retail - 2.10%
		$19,390	Costco Wholesale Corp	33,565	5,368
Diversified Financial Services - 7.19%			Starbucks Corp	101,317	5,908
BlackRock Inc	28,400	11,996			$11,276
Discover Financial Services	201,414	12,526	Semiconductors - 4.76%
FNF Group	315,424	14,141	Applied Materials Inc	85,535	3,533
		$38,663	Maxim Integrated Products Inc	101,625	4,563
Electric - 5.59%			Microchip Technology Inc	137,704	10,628
Eversource Energy	129,632	7,870	Taiwan Semiconductor Manufacturing Co Ltd	197,210	6,895
NextEra Energy Inc	47,561	6,665	ADR
WEC Energy Group Inc	120,940	7,423			$25,619
Xcel Energy Inc	177,184	8,129	Software - 1.72%
		$30,087	Fidelity National Information Services Inc	42,040	3,590
Electrical Components & Equipment - 0.30%			Microsoft Corp	81,940	5,648
Emerson Electric Co	27,309	1,628			$9,238
			Telecommunications - 2.63%
Electronics - 1.06%			BCE Inc	163,885	7,382
Honeywell International Inc	42,593	5,677	Verizon Communications Inc	151,681	6,774
					$14,156
Food - 2.96%			Toys, Games & Hobbies - 2.15%
Kraft Heinz Co/The	85,514	7,323	Hasbro Inc	103,560	11,548
Kroger Co/The	368,222	8,587
		$15,910	Transportation - 1.78%
Gas - 1.18%			Union Pacific Corp	54,792	5,968
Sempra Energy	56,214	6,338	United Parcel Service Inc	32,609	3,606
					$9,574
Healthcare - Products - 4.09%			TOTAL COMMON STOCKS		$526,780
Abbott Laboratories	137,387	6,678	INVESTMENT COMPANIES - 1.28%	Shares Held	Value (000's)
Becton Dickinson and Co	32,911	6,421	Money Market Funds - 1.28%
Medtronic PLC	100,537	8,923	BlackRock Liquidity Funds FedFund Portfolio	6,895,042	6,895
		$22,022
Insurance - 5.66%			TOTAL INVESTMENT COMPANIES		$6,895
Allstate Corp/The	103,393	9,144	Total Investments		$533,675
Chubb Ltd	93,798	13,636	Other Assets and Liabilities - 0.77%		$4,168
Fairfax Financial Holdings Ltd	10,045	4,348	TOTAL NET ASSETS - 100.00%		$537,843
Swiss Re AG ADR	145,483	3,322
		$30,450

See accompanying notes.

38

Schedule of Investments
Equity Income Account
June 30, 2017 (unaudited)

Portfolio Summary (unaudited)

Sector	Percent
Financial	30.30%
Consumer, Non-cyclical	16.29%
Energy	11.09%
Consumer, Cyclical	10.66%
Technology	10.08%
Industrial	7.61%
Utilities	6.77%
Communications	3.02%
Basic Materials	2.13%
Investment Companies	1.28%
Other Assets and Liabilities	0.77%
TOTAL NET ASSETS	100.00%

See accompanying notes.

39

     Schedule of Investments Government & High Quality Bond Account June 30, 2017 (unaudited)

INVESTMENT COMPANIES - 1.21%	Shares Held	Value(000's)		Principal
Money Market Funds - 1.21%			BONDS (continued)	Amount (000's) Value (000's)
BlackRock Liquidity Funds FedFund Portfolio	2,996,849	$2,997	Mortgage Backed Securities (continued)
			Fannie Mae REMICS (continued)
TOTAL INVESTMENT COMPANIES		$2,997	3.50%, 11/25/2042(a),(b)	$5,006	$947
			3.50%, 11/25/2042	2,500	2,646
	Principal		3.50%, 02/25/2043(a),(b)	1,851	262
BONDS - 29.10%	Amount (000's)	Value(000's)
			4.00%, 12/25/2039(b)	2,326	287
Automobile Asset Backed Securities - 0.34%
			4.00%, 11/25/2042(a),(b)	2,572	540
AmeriCredit Automobile Receivables Trust
2016-3			4.00%, 03/25/2045	1,000	1,100
2.24%, 04/08/2022(a)	$860	$854	4.50%, 04/25/2045(a),(b)	4,647	1,095
			7.00%, 04/25/2032	157	180
Commercial Mortgage Backed Securities - 8.28%			8.70%, 12/25/2019	1	1
CD 2017-CD3 Mortgage Trust			Freddie Mac REMICS
3.98%, 02/10/2050(a)	1,000	1,028	1.50%, 04/15/2028	1,553	1,518
			1.53%, 05/15/2038(a),(b)	6,540	283
COMM 2014-UBS4 Mortgage Trust
4.78%, 08/10/2047(a)	1,000	1,008	1.81%, 04/15/2040(a),(b)	8,982	560
			2.50%, 01/15/2028(b)	9,602	836
COMM 2014-UBS5 Mortgage Trust
4.77%, 09/10/2047(a)	1,000	1,009	2.50%, 11/15/2028(a),(b)	5,281	393
Ginnie Mae			2.50%, 11/15/2032	1,369	1,357
0.65%, 04/16/2047(a),(b)	12,965	559	2.50%, 01/15/2043(a),(b)	3,584	500
0.70%, 10/16/2054(a),(b)	12,290	445	2.50%, 02/15/2043	1,275	1,237
0.73%, 11/16/2045(a),(b)	22,604	997	3.00%, 11/15/2030(a),(b)	3,650	270
0.75%, 11/16/2052(a),(b)	15,274	730	3.00%, 06/15/2033(a),(b)	6,721	498
0.82%, 02/16/2053(a),(b)	13,083	716	3.00%, 11/15/2035	950	948
0.83%, 10/16/2056(a),(b)	5,330	349	3.00%, 06/15/2040	684	699
0.84%, 09/16/2053(a),(b)	12,122	583	3.00%, 04/15/2046	405	410
0.85%, 03/16/2052(a),(b)	14,847	830	3.50%, 10/15/2027(b)	5,395	585
0.89%, 02/16/2055(a),(b)	23,368	818	3.50%, 08/15/2040(a),(b)	4,141	534
0.92%, 02/16/2046(a),(b)	20,410	1,026	3.50%, 05/15/2043	557	577
GS Mortgage Securities Trust 2011-GC5			3.50%, 08/15/2043	1,231	1,272
5.57%, 08/10/2044(a),(c)	900	884	4.00%, 05/15/2039	4,200	4,346
GS Mortgage Securities Trust 2014-GC24			4.00%, 01/15/2045	1,207	1,302
4.66%, 09/10/2047(a)	1,100	1,100	4.00%, 04/15/2045	545	586
			Freddie Mac Strips
JP Morgan Chase Commercial Mortgage			2.00%, 02/15/2038(a),(b)	10,651	559
Securities Trust 2011-C5
5.59%, 08/15/2046(a),(c)	2,000	2,190	3.00%, 12/15/2032(a),(b)	7,766	939
			Ginnie Mae
JP Morgan Chase Commercial Mortgage			0.93%, 09/20/2037(a),(b)	10,605	509
Securities Trust 2013-C16
5.08%, 12/15/2046(a)	1,800	1,936	0.95%, 03/20/2041(a),(b)	4,237	150
			3.50%, 12/20/2034(a),(b)	2,827	118
WFRBS Commercial Mortgage Trust 2013-
C14			3.50%, 05/20/2039	205	209
4.13%, 06/15/2046(a),(c)	1,000	910	3.50%, 05/20/2043(a),(b)	5,766	1,057
			3.50%, 10/20/2044(a),(b)	6,707	1,130

WFRBS Commercial Mortgage Trust 2014-			3.50%, 11/20/2042(a),(b)	2,907	501
C23
4.52%, 10/15/2057(a)	1,000	1,051	4.00%, 04/20/2046(b)	2,824	556
			JP Morgan Mortgage Trust 2013-1
WFRBS Commercial Mortgage Trust 2014-			3.00%, 03/25/2043(c)	979	976
LC14
4.34%, 03/15/2047(a)	2,450	2,389	New Residential Mortgage Loan Trust 2014-
		$20,558	1
			5.00%, 01/25/2054(a),(c)	1,721	1,853
Home Equity Asset Backed Securities - 0.44%
ACE Securities Corp Mortgage Loan Trust			New Residential Mortgage Loan Trust 2014-
Series 2007-D1			3
			4.75%, 11/25/2054(a),(c)	1,132	1,186
6.93%, 02/25/2038(c)	1,115	1,086
			New Residential Mortgage Loan Trust 2015-
			2
Mortgage Backed Securities - 19.57%			5.57%, 08/25/2055(a),(c)	1,263	1,306
Fannie Mae Grantor Trust 2005-T1
1.57%, 05/25/2035(a)	301	296	Sequoia Mortgage Trust 2013-2
			3.64%, 02/25/2043(a)	825	825
Fannie Mae Interest Strip
3.50%, 12/25/2043(b)	2,188	385	Springleaf Mortgage Loan Trust 2013-3
			3.79%, 09/25/2057(a),(c)	1,000	998
Fannie Mae REMICS
1.66%, 03/25/2046(a),(b)	6,744	378			$48,586
1.74%, 12/25/2056(a),(b)	9,195	538	Other Asset Backed Securities - 0.47%
1.78%, 04/25/2045(a),(b)	8,141	456	Chase Funding Trust Series 2004-1
1.79%, 09/25/2055(a),(b)	13,576	739	1.68%, 12/25/2033(a)	98	92
1.81%, 05/25/2046(a),(b)	9,964	516	CNH Equipment Trust 2016-C
1.83%, 06/25/2045(a),(b)	10,879	743	1.76%, 09/15/2023	500	495
1.93%, 08/25/2044(a),(b)	5,370	323	Towd Point Mortgage Trust 2015-1
2.00%, 02/25/2040(a)	1,111	1,101	4.25%, 10/25/2053(a),(c)	550	583
3.00%, 12/25/2032(a),(b)	5,366	763			$1,170
3.00%, 04/25/2042	1,165	1,178	TOTAL BONDS		$72,254
3.00%, 02/25/2043(a)	575	588
3.00%, 01/25/2046(a)	998	1,019
3.50%, 01/25/2028(a),(b)	3,742	408
3.50%, 01/25/2040(a),(b)	4,155	514

See accompanying notes.

40

     Schedule of Investments Government & High Quality Bond Account June 30, 2017 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS - 69.17%	Amount (000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 14.61%			Federal Home Loan Mortgage Corporation (FHLMC) (continued)
2.00%, 02/01/2028	$1,459	$1,438	6.50%, 12/01/2031	$21	$24
2.00%, 03/01/2028	362	357	6.50%, 02/01/2032	19	21
2.50%, 02/01/2028	1,024	1,036	6.50%, 05/01/2032	49	57
2.81%, 09/01/2032(a)	19	20	6.50%, 04/01/2035	8	9
3.00%, 02/01/2027	373	384	7.00%, 09/01/2023	9	9
3.00%, 08/01/2042	908	911	7.00%, 12/01/2023	4	4
3.00%, 10/01/2042	1,305	1,313	7.00%, 01/01/2024	4	5
3.00%, 10/01/2042	680	683	7.00%, 09/01/2027	5	6
3.00%, 10/01/2042	1,247	1,251	7.00%, 01/01/2028	51	56
3.00%, 05/01/2043	929	932	7.00%, 04/01/2028	23	26
3.00%, 10/01/2046(a)	968	971	7.00%, 05/01/2028	3	4
3.00%, 01/01/2047	1,254	1,259	7.00%, 10/01/2031	13	14
3.50%, 02/01/2032	1,576	1,645	7.00%, 10/01/2031	8	10
3.50%, 04/01/2042	2,074	2,140	7.00%, 04/01/2032	70	80
3.50%, 05/01/2042	732	757	7.50%, 10/01/2030	13	16
3.50%, 07/01/2042	2,642	2,726	7.50%, 02/01/2031	10	12
3.50%, 09/01/2042	1,169	1,206	7.50%, 02/01/2031	5	5
3.50%, 10/01/2042	755	781	7.50%, 02/01/2031	4	4
3.50%, 02/01/2044	1,137	1,172	8.00%, 10/01/2030	22	26
3.50%, 08/01/2045	1,155	1,197	8.50%, 07/01/2029	30	33
3.50%, 07/01/2046	920	953			$36,266
3.50%, 01/01/2047	2,457	2,543	Federal National Mortgage Association (FNMA) - 37.42%
4.00%, 12/01/2040	470	499	2.00%, 10/01/2027	1,335	1,327
4.00%, 07/01/2042	988	1,057	2.00%, 10/01/2027	505	502
4.00%, 01/01/2043	1,407	1,490	2.50%, 05/01/2027	1,344	1,360
4.00%, 06/01/2043	1,581	1,680	2.50%, 06/01/2027	1,638	1,657
4.00%, 10/01/2045	1,660	1,771	2.50%, 08/01/2028	1,115	1,128
4.50%, 11/01/2043	1,298	1,421	2.50%, 12/01/2031	1,142	1,150
5.00%, 10/01/2025	187	203	2.64%, 07/01/2034(a)	44	47
5.00%, 02/01/2033	226	247	3.00%, 05/01/2029	1,234	1,271
5.00%, 06/01/2033	222	243	3.00%, 08/01/2031	2,307	2,374
5.00%, 07/01/2035	39	43	3.00%, 02/01/2037	684	696
5.00%, 07/01/2035	16	17	3.00%, 10/01/2042	1,935	1,949
5.00%, 07/01/2035	145	158	3.00%, 11/01/2042	710	707
5.00%, 10/01/2035	72	79	3.00%, 11/01/2042	2,096	2,111
5.50%, 04/01/2018	4	4	3.00%, 12/01/2042	1,815	1,828
5.50%, 03/01/2024	13	15	3.00%, 01/01/2043	920	927
5.50%, 03/01/2033	162	181	3.00%, 02/01/2043	1,293	1,304
5.50%, 04/01/2038	16	17	3.00%, 04/01/2043	1,179	1,175
5.50%, 05/01/2038	60	66	3.00%, 06/01/2043	2,370	2,387
6.00%, 12/01/2023	5	5	3.00%, 08/01/2043	1,696	1,708
6.00%, 05/01/2031	16	18	3.00%, 09/01/2046	1,879	1,886
6.00%, 12/01/2031	19	22	3.00%, 10/01/2046	1,258	1,261
6.00%, 09/01/2032	24	27	3.00%, 12/01/2046	1,660	1,663
6.00%, 11/01/2033	68	77	3.00%, 12/01/2046	977	980
6.00%, 11/01/2033	39	44	3.00%, 01/01/2047	1,165	1,170
6.00%, 09/01/2034	75	85	3.09%, 12/01/2033(a)	158	166
6.00%, 02/01/2035	80	91	3.13%, 12/01/2032(a)	45	47
6.00%, 10/01/2036(a)	69	79	3.50%, 08/01/2031	1,209	1,266
6.00%, 03/01/2037	51	57	3.50%, 02/01/2042	1,475	1,531
6.00%, 01/01/2038(a)	36	41	3.50%, 09/01/2042	2,438	2,518
6.00%, 01/01/2038	125	144	3.50%, 11/01/2042	1,703	1,759
6.00%, 04/01/2038	73	83	3.50%, 12/01/2042	1,848	1,911
6.50%, 06/01/2018	2	2	3.50%, 02/01/2043	658	682
6.50%, 08/01/2021	3	3	3.50%, 10/01/2044	790	819
6.50%, 12/01/2021	19	21	3.50%, 11/01/2044	780	809
6.50%, 04/01/2022	21	23	3.50%, 03/01/2045	1,816	1,875
6.50%, 05/01/2022	11	12	3.50%, 03/01/2045	797	824
6.50%, 05/01/2023	16	16	3.50%, 06/01/2045	1,374	1,425
6.50%, 04/01/2024	4	5	3.50%, 09/01/2045	1,171	1,210
6.50%, 04/01/2026	4	4	3.50%, 10/01/2045	876	909
6.50%, 05/01/2026	2	2	3.50%, 11/01/2045	898	928
6.50%, 05/01/2026	4	5	3.50%, 01/01/2046	887	920
6.50%, 01/01/2028	6	6	3.50%, 04/01/2046	1,360	1,411
6.50%, 03/01/2028	4	4	4.00%, 01/01/2034	752	798
6.50%, 10/01/2028	24	27	4.00%, 11/01/2040	749	790
6.50%, 11/01/2028	5	6	4.00%, 12/01/2040	689	735
6.50%, 12/01/2028	12	13	4.00%, 02/01/2041	1,897	2,022
6.50%, 03/01/2029	5	6	4.00%, 02/01/2042	1,162	1,238
6.50%, 07/01/2031	21	23	4.00%, 04/01/2042	796	840
6.50%, 08/01/2031	6	6	4.00%, 08/01/2043	639	681
6.50%, 10/01/2031	9	9	4.00%, 10/01/2043	595	633
6.50%, 10/01/2031	11	13	4.00%, 10/01/2043	555	588

See accompanying notes.

41

     Schedule of Investments Government & High Quality Bond Account June 30, 2017 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)
Federal National Mortgage Association (FNMA) (continued)				Federal National Mortgage Association (FNMA) (continued)
4.00%, 04/01/2044	$420	$448		6.50%, 03/01/2029	$6	$6
4.00%, 08/01/2044	726	775		6.50%, 04/01/2029	5	5
4.00%, 10/01/2044	2,201	2,329		6.50%, 06/01/2031	11	12
4.00%, 11/01/2044	687	734		6.50%, 06/01/2031	10	11
4.00%, 12/01/2044	1,157	1,236		6.50%, 01/01/2032	4	4
4.00%, 02/01/2045	1,192	1,273		6.50%, 04/01/2032	37	41
4.00%, 08/01/2045	1,090	1,165		6.50%, 08/01/2032	18	21
4.00%, 09/01/2045	2,446	2,612		6.50%, 11/01/2032	27	30
4.50%, 12/01/2019	15	15		6.50%, 02/01/2033	30	33
4.50%, 01/01/2020	71	73		6.50%, 12/01/2036	50	55
4.50%, 08/01/2039	605	661		6.50%, 07/01/2037	32	37
4.50%, 03/01/2042	603	659		6.50%, 07/01/2037	48	54
4.50%, 09/01/2043	1,024	1,123		6.50%, 02/01/2038	42	49
4.50%, 09/01/2043	2,433	2,668		7.00%, 11/01/2027	3	3
4.50%, 10/01/2043	1,215	1,331		7.00%, 08/01/2028	23	26
4.50%, 11/01/2043	1,376	1,508		7.00%, 12/01/2028	19	21
4.50%, 09/01/2044	712	780		7.00%, 10/01/2029	21	24
4.50%, 12/01/2044	567	621		7.00%, 05/01/2031	5	5
4.50%, 09/01/2045	1,061	1,160		7.00%, 11/01/2031	36	40
5.00%, 01/01/2018	13	13		7.50%, 04/01/2022	1	1
5.00%, 11/01/2018	19	20		7.50%, 11/01/2029	14	15
5.00%, 05/01/2033	1,701	1,898		8.00%, 05/01/2027	11	11
5.00%, 04/01/2035	163	181		8.00%, 09/01/2027	8	8
5.00%, 04/01/2035	131	146		8.00%, 06/01/2030	2	3
5.00%, 07/01/2035	8	8		8.50%, 10/01/2027	30	31
5.00%, 02/01/2038	470	523		9.00%, 09/01/2030	5	6
5.00%, 02/01/2040	1,875	2,091				$92,912
5.00%, 07/01/2041	1,468	1,637		Government National Mortgage Association (GNMA) - 7.40%
5.50%, 08/01/2017	2	2		3.00%, 04/15/2027	727	752
5.50%, 12/01/2017	2	2		3.00%, 11/15/2042	1,291	1,308
5.50%, 01/01/2018	1	1		3.00%, 12/15/2042	2,321	2,355
5.50%, 07/01/2019	14	14		3.00%, 02/15/2043	1,954	1,982
5.50%, 08/01/2019	4	4		3.50%, 01/15/2043	1,535	1,602
5.50%, 08/01/2019	43	44		3.50%, 05/15/2043	1,825	1,904
5.50%, 08/01/2019	5	5		3.50%, 06/20/2043	1,021	1,063
5.50%, 08/01/2019	4	4		3.50%, 04/20/2045	1,118	1,161
5.50%, 08/01/2019	3	3		3.50%, 09/20/2045	1,509	1,569
5.50%, 08/01/2019	6	6		3.50%, 06/20/2046	142	147
5.50%, 09/01/2019	22	22		4.00%, 08/15/2041	1,308	1,391
5.50%, 10/01/2019	9	9		4.50%, 07/15/2040	829	900
5.50%, 05/01/2024	13	15		5.00%, 09/15/2033	7	8
5.50%, 05/01/2033	16	17		5.00%, 02/15/2034	429	471
5.50%, 06/01/2033	105	118		5.00%, 09/15/2039	55	61
5.50%, 06/01/2033	88	99		5.50%, 07/20/2033	196	220
5.50%, 09/01/2033	404	455		5.50%, 11/15/2033	45	50
5.50%, 02/01/2037	7	8		5.50%, 03/20/2034	208	238
5.50%, 03/01/2038	223	250		5.50%, 05/20/2035	177	198
5.50%, 03/01/2038	160	181		5.50%, 01/15/2039	48	54
5.50%, 08/01/2038	121	136		5.50%, 03/15/2039	136	151
6.00%, 08/01/2017	1	1		6.00%, 04/20/2026	7	7
6.00%, 06/01/2022	22	25		6.00%, 05/20/2026	4	5
6.00%, 11/01/2028	14	16		6.00%, 03/20/2028	4	4
6.00%, 12/01/2031	12	14		6.00%, 06/20/2028	19	22
6.00%, 01/01/2033	80	91		6.00%, 07/20/2028	11	13
6.00%, 02/01/2034	24	27		6.00%, 02/20/2029	11	13
6.00%, 05/01/2037	174	192		6.00%, 03/20/2029	22	25
6.00%, 07/01/2037	213	241		6.00%, 07/20/2029	23	26
6.00%, 11/01/2037	11	12		6.00%, 07/20/2033	159	181
6.00%, 12/01/2037	9	10		6.50%, 12/20/2025	12	13
6.00%, 03/01/2038	80	91		6.50%, 01/20/2026	8	8
6.00%, 08/01/2038	444	504		6.50%, 02/20/2026	9	11
6.50%, 11/01/2023	22	25		6.50%, 03/20/2031	14	16
6.50%, 05/01/2024	12	13		6.50%, 04/20/2031	15	18
6.50%, 09/01/2024	15	16		7.00%, 01/15/2028	1	1
6.50%, 07/01/2025	12	13		7.00%, 01/15/2028	3	4
6.50%, 08/01/2025	30	33		7.00%, 01/15/2028	1	2
6.50%, 02/01/2026	6	6		7.00%, 01/15/2028	7	8
6.50%, 03/01/2026	2	2		7.00%, 01/15/2028	1	1
6.50%, 05/01/2026	4	4		7.00%, 03/15/2028	65	67
6.50%, 06/01/2026	2	2		7.00%, 05/15/2028	36	39
6.50%, 07/01/2028	11	12		7.00%, 01/15/2029	16	17
6.50%, 09/01/2028	18	20
6.50%, 02/01/2029	3	4

See accompanying notes.

42

		Schedule of Investments
	Government & High Quality Bond Account
		June 30, 2017 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)
Government National Mortgage Association (GNMA) (continued)
7.00%, 03/15/2029	$4	$4
7.00%, 05/15/2031	11	13
7.00%, 09/15/2031	33	37
7.00%, 06/15/2032	167	189
7.50%, 02/15/2023	1	1
7.50%, 02/15/2023	1	1
7.50%, 04/15/2023	10	10
7.50%, 09/15/2023	2	2
7.50%, 09/15/2023	3	3
7.50%, 10/15/2023	5	6
7.50%, 11/15/2023	3	3
8.00%, 07/15/2026	2	2
8.00%, 08/15/2026	3	3
8.00%, 01/15/2027	1	1
8.00%, 02/15/2027	1	1
		$18,362
U.S. Treasury - 9.74%
1.00%, 02/15/2018	4,900	4,893
2.00%, 02/15/2025	3,300	3,255
3.13%, 05/15/2021	4,500	4,734
4.25%, 11/15/2040	2,550	3,204
5.25%, 11/15/2028	2,800	3,605
6.25%, 08/15/2023	3,600	4,480
		$24,171
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS		$171,711
Total Investments		$246,962
Other Assets and Liabilities - 0.52%		$1,296
TOTAL NET ASSETS - 100.00%		$248,258

(a)	Variable Rate. Rate shown is in effect at June 30, 2017.
(b)	Security is an Interest Only Strip
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $11,972 or 4.82% of net assets.

Portfolio Summary (unaudited)

Sector	Percent
Mortgage Securities	87.28%
Government	9.74%
Asset Backed Securities	1.25%
Investment Companies	1.21%
Other Assets and Liabilities	0.52%
TOTAL NET ASSETS	100.00%

See accompanying notes.

43

Schedule of Investments
Income Account
June 30, 2017 (unaudited)

COMMON STOCKS - 1.89%	Shares Held	Value (000's)		Principal
Oil & Gas - 0.44%			BONDS (continued)	Amount (000's) Value (000's)
Linn Energy Inc (a)	17,687	$540	Beverages (continued)
W&T Offshore Inc (a)	212,750	417	Anheuser-Busch InBev Worldwide Inc
		$957	2.50%, 07/15/2022	$750	$749
Transportation - 1.45%			7.75%, 01/15/2019	1,000	1,087
Trailer Bridge Inc (a),(b),(c)	25,472	3,127			$2,902
			Biotechnology - 2.18%
TOTAL COMMON STOCKS		$4,084	Amgen Inc
INVESTMENT COMPANIES - 1.39%	Shares Held	Value (000's)	3.63%, 05/15/2022	500	522
Money Market Funds - 1.39%			3.88%, 11/15/2021	2,000	2,108
BlackRock Liquidity Funds FedFund Portfolio	3,015,785	3,016	Gilead Sciences Inc
			3.65%, 03/01/2026	1,000	1,028
TOTAL INVESTMENT COMPANIES		$3,016	4.40%, 12/01/2021	1,000	1,079
	Principal				$4,737
BONDS - 62.53%	Amount (000's)	Value (000's)	Chemicals - 0.81%
Aerospace & Defense - 0.49%			Airgas Inc
Boeing Co/The			1.65%, 02/15/2018	1,000	1,001
8.75%, 08/15/2021	$850	$1,060	Westlake Chemical Corp
			3.60%, 08/15/2026	250	248
Apparel - 0.22%			4.63%, 02/15/2021	500	517
Under Armour Inc					$1,766
3.25%, 06/15/2026	500	469	Commercial Services - 1.07%
			ERAC USA Finance LLC
			6.38%, 10/15/2017(e)	1,000	1,013
Automobile Floor Plan Asset Backed Securities - 2.08%
			7.00%, 10/15/2037(e)	1,000	1,298
Ally Master Owner Trust
1.57%, 06/15/2022(d)	1,000	1,001			$2,311
BMW Floorplan Master Owner Trust			Computers - 0.80%
1.66%, 07/15/2020(d),(e)	1,500	1,505	Apple Inc
Volkswagen Credit Auto Master Trust			2.40%, 05/03/2023	1,750	1,736
1.56%, 07/22/2019(d),(e)	2,000	2,000
		$4,506	Credit Card Asset Backed Securities - 0.23%
			Cabela's Credit Card Master Note Trust
Automobile Manufacturers - 0.95%			1.83%, 07/17/2023(d)	500	505
American Honda Finance Corp
1.46%, 11/19/2018(d)	1,000	1,003
Ford Motor Credit Co LLC			Diversified Financial Services - 1.30%
4.39%, 01/08/2026	500	515	GE Capital International Funding Co
General Motors Co			Unlimited Co
4.88%, 10/02/2023	500	536	2.34%, 11/15/2020	413	416
		$2,054	Jefferies Group LLC
Banks - 8.39%			6.25%, 01/15/2036	1,425	1,553
Bank of America Corp			8.50%, 07/15/2019	750	840
8.00%, 12/31/2049(d),(f)	1,000	1,027			$2,809
8.13%, 12/29/2049(d),(f)	1,000	1,040	Electric - 6.98%
Bank of New York Mellon Corp/The			Entergy Louisiana LLC
2.80%, 05/04/2026	500	488	3.25%, 04/01/2028	500	499
Citigroup Inc			Entergy Texas Inc
3.88%, 03/26/2025	1,000	1,006	2.55%, 06/01/2021	500	497
4.50%, 01/14/2022	1,000	1,075	Exelon Generation Co LLC
Goldman Sachs Group Inc/The			6.20%, 10/01/2017	1,000	1,010
5.38%, 03/15/2020	2,000	2,159	GenOn Americas Generation LLC
			0.00%, 10/01/2021(a)	1,250	1,119
ING Bank NV
5.00%, 06/09/2021(e)	1,000	1,094	GenOn Energy Inc
			0.00%, 10/15/2020(a)	750	446
JPMorgan Chase & Co
3.63%, 05/13/2024	1,000	1,031	LG&E & KU Energy LLC
7.90%, 04/29/2049(d),(f)	1,000	1,040	4.38%, 10/01/2021	1,000	1,063
			Metropolitan Edison Co
Morgan Stanley			3.50%, 03/15/2023(e)	1,000	1,016
5.50%, 07/28/2021	1,000	1,109
6.25%, 08/09/2026	850	1,018	Oncor Electric Delivery Co LLC
PNC Financial Services Group Inc/The			7.00%, 09/01/2022	2,000	2,408
6.75%, 07/29/2049(d),(f)	2,000	2,255	PacifiCorp
SunTrust Bank/Atlanta GA			5.25%, 06/15/2035	850	1,004
2.75%, 05/01/2023	1,000	997	6.25%, 10/15/2037	500	664
			Solar Star Funding LLC
SunTrust Banks Inc			5.38%, 06/30/2035(e)	1,466	1,585
2.70%, 01/27/2022	500	501
US Bancorp			Southwestern Electric Power Co
3.60%, 09/11/2024	250	260	3.55%, 02/15/2022	1,000	1,032
Wells Fargo & Co			TransAlta Corp
7.98%, 12/31/2049(d),(f)	2,000	2,078	4.50%, 11/15/2022	1,750	1,764
		$18,178	Tucson Electric Power Co
Beverages - 1.34%			3.85%, 03/15/2023	1,000	1,018
Anheuser-Busch InBev Finance Inc					$15,125
3.65%, 02/01/2026	500	515	Electronics - 0.61%
4.70%, 02/01/2036	500	551	Corning Inc
			4.75%, 03/15/2042	750	787

See accompanying notes.

44

Schedule of Investments
Income Account
June 30, 2017 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Electronics (continued)			Oil & Gas (continued)
Corning Inc (continued)			Phillips 66
6.63%, 05/15/2019	$500	$541	4.30%, 04/01/2022	$1,000	$1,072
		$1,328	Rowan Cos Inc
Environmental Control - 0.72%			4.88%, 06/01/2022	750	696
Advanced Disposal Services Inc			W&T Offshore Inc
5.63%, 11/15/2024(e)	500	515	8.50%, 06/15/2021(e)	514	359
Republic Services Inc			9.00%, 05/15/2020(e)	573	470
3.55%, 06/01/2022	1,000	1,041	Whiting Petroleum Corp
		$1,556	5.75%, 03/15/2021	1,250	1,175
Food - 0.24%			XTO Energy Inc
Kraft Heinz Foods Co			6.75%, 08/01/2037	1,000	1,369
3.95%, 07/15/2025	500	514			$9,821
			Oil & Gas Services - 2.37%
Healthcare - Services - 1.83%			Archrock Partners LP / Archrock Partners
HCA Inc			Finance Corp
7.50%, 11/06/2033	250	283	6.00%, 04/01/2021	2,000	1,950
HealthSouth Corp			Schlumberger Holdings Corp
5.75%, 11/01/2024	500	513	3.63%, 12/21/2022(e)	500	520
Roche Holdings Inc			4.00%, 12/21/2025(e)	500	524
1.64%, 09/30/2019(d),(e)	1,000	1,003	Weatherford International Ltd
Surgery Center Holdings Inc			4.50%, 04/15/2022	250	221
8.88%, 04/15/2021(e)	2,000	2,167	5.13%, 09/15/2020	2,000	1,920
		$3,966			$5,135
Housewares - 0.24%			Other Asset Backed Securities - 1.94%
Newell Brands Inc			Drug Royalty II LP 2
4.20%, 04/01/2026	500	531	3.48%, 07/15/2023(d),(e)	960	952
			Drug Royalty III LP 1
Insurance - 1.95%			3.72%, 04/15/2027(d),(e)	750	750
First American Financial Corp			PFS Financing Corp
4.30%, 02/01/2023	2,000	2,054	1.74%, 03/15/2021(d),(e)	500	501
Prudential Financial Inc			1.78%, 04/15/2020(d),(e)	1,000	1,000
7.38%, 06/15/2019	1,000	1,102	Trafigura Securitisation Finance PLC 2017-1
8.88%, 06/15/2068(d)	1,000	1,063	2.06%, 12/15/2020(c),(d),(e)	1,000	1,000
		$4,219			$4,203
Iron & Steel - 1.17%			Packaging & Containers - 0.53%
Allegheny Technologies Inc			Sealed Air Corp
5.95%, 01/15/2021	2,000	2,005	6.88%, 07/15/2033(e)	1,000	1,150
7.88%, 08/15/2023(d)	500	522
		$2,527	Pharmaceuticals - 0.83%
Leisure Products & Services - 0.82%			AbbVie Inc
Carnival Corp			2.90%, 11/06/2022	1,000	1,009
7.20%, 10/01/2023	1,475	1,779	Allergan Funding SCS
			4.55%, 03/15/2035	750	801
Lodging - 0.37%					$1,810
Boyd Gaming Corp			Pipelines - 3.87%
6.88%, 05/15/2023	750	803	ANR Pipeline Co
			9.63%, 11/01/2021	1,000	1,275
Media - 3.07%			Buckeye Partners LP
21st Century Fox America Inc			3.95%, 12/01/2026	500	495
6.40%, 12/15/2035	1,000	1,267	4.35%, 10/15/2024	500	515
Comcast Corp			Columbia Pipeline Group Inc
6.45%, 03/15/2037	2,000	2,661	4.50%, 06/01/2025	1,000	1,064
Historic TW Inc			El Paso Natural Gas Co LLC
9.15%, 02/01/2023	250	321	7.50%, 11/15/2026	2,100	2,562
Time Warner Cable LLC			Express Pipeline LLC
6.55%, 05/01/2037	1,500	1,791	7.39%, 12/31/2019(e)	44	45
6.75%, 06/15/2039	500	612	Plains All American Pipeline LP / PAA
		$6,652	Finance Corp
Miscellaneous Manufacturers - 0.07%			4.50%, 12/15/2026	500	506
			Southeast Supply Header LLC
General Electric Co			4.25%, 06/15/2024(e)	750	771
5.30%, 02/11/2021	144	159
			Southern Natural Gas Co LLC
Oil & Gas - 4.53%			8.00%, 03/01/2032	850	1,150
BG Energy Capital PLC					$8,383
4.00%, 10/15/2021(e)	1,000	1,061	REITS - 7.81%
BP Capital Markets PLC			Alexandria Real Estate Equities Inc
3.25%, 05/06/2022	1,000	1,029	4.30%, 01/15/2026	1,000	1,047
Nabors Industries Inc			4.60%, 04/01/2022	1,250	1,336
5.00%, 09/15/2020	1,000	997	CubeSmart LP
5.50%, 01/15/2023(e)	250	237	4.80%, 07/15/2022	2,000	2,144
Petro-Canada			HCP Inc
9.25%, 10/15/2021	1,075	1,356	3.75%, 02/01/2019	1,000	1,021

See accompanying notes.

45

Schedule of Investments
Income Account
June 30, 2017 (unaudited)

	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
BONDS (continued)	Amount (000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)
REITS (continued)			Federal Home Loan Mortgage Corporation (FHLMC) (continued)
Hospitality Properties Trust			4.50%, 06/01/2039	$251	$272
4.65%, 03/15/2024	$750	$781	4.50%, 07/01/2039	912	988
4.95%, 02/15/2027	1,000	1,044	4.50%, 12/01/2040	494	532
5.00%, 08/15/2022	750	804	4.50%, 10/01/2041	527	567
Kimco Realty Corp			5.00%, 08/01/2019	60	62
6.88%, 10/01/2019	2,000	2,202	5.50%, 11/01/2017	4	4
Omega Healthcare Investors Inc			5.50%, 01/01/2018	3	3
5.25%, 01/15/2026	500	531	6.00%, 03/01/2031	11	12
Physicians Realty LP			6.00%, 05/01/2032	28	31
4.30%, 03/15/2027	1,000	1,013	9.00%, 01/01/2025	3	3
Ventas Realty LP / Ventas Capital Corp					$10,471
3.25%, 08/15/2022	1,750	1,772	Federal National Mortgage Association (FNMA) - 13.97%
Welltower Inc			3.00%, 03/01/2042	1,094	1,099
6.13%, 04/15/2020	1,000	1,098	3.00%, 03/01/2042	1,198	1,203
Weyerhaeuser Co			3.00%, 05/01/2042	616	619
4.70%, 03/15/2021	2,000	2,129	3.00%, 06/01/2042	561	563
		$16,922	3.00%, 06/01/2042	1,137	1,141
Savings & Loans - 0.27%			3.50%, 12/01/2040	904	933
First Niagara Financial Group Inc			3.50%, 12/01/2041	310	320
7.25%, 12/15/2021	500	591	3.50%, 03/01/2042	524	541
			3.50%, 04/01/2042	990	1,021
Software - 0.93%			3.50%, 02/01/2043	656	678
Oracle Corp			3.50%, 06/01/2043	1,027	1,061
2.50%, 05/15/2022	1,000	1,009	3.50%, 03/01/2045	800	826
2.95%, 05/15/2025	1,000	1,005	3.50%, 05/01/2046	913	938
		$2,014	4.00%, 03/01/2039	649	685
Telecommunications - 1.52%			4.00%, 08/01/2040	519	548
Qwest Corp			4.00%, 09/01/2040	1,237	1,314
6.75%, 12/01/2021	2,000	2,210	4.00%, 10/01/2041	666	703
Sprint Corp			4.00%, 10/01/2041	481	508
7.88%, 09/15/2023	250	287	4.00%, 11/01/2041	740	781
Sprint Spectrum Co LLC / Sprint Spectrum Co			4.00%, 04/01/2042	444	469
II LLC / Sprint Spectrum Co III LLC			4.00%, 11/01/2043	569	602
3.36%, 03/20/2023(e)	250	252	4.00%, 11/01/2043	1,564	1,661
T-Mobile USA Inc			4.00%, 01/01/2044	1,294	1,370
6.38%, 03/01/2025	500	541	4.00%, 02/01/2044	1,809	1,919
		$3,290	4.00%, 09/01/2044	563	592
Transportation - 0.00%			4.00%, 08/01/2046	1,388	1,467
Trailer Bridge Inc			4.00%, 01/01/2047	934	982
0.00%, 11/15/2017(a),(c)	2,000	—	4.50%, 08/01/2039	271	294
			4.50%, 08/01/2040	828	896
TOTAL BONDS		$135,511	4.50%, 10/01/2040	794	858
	Principal		4.50%, 12/01/2040	498	539
CONVERTIBLE BONDS - 0.14%	Amount (000's)	Value (000's)	4.50%, 08/01/2041	541	585
Insurance - 0.14%			4.50%, 05/01/2044	788	846
AmTrust Financial Services Inc			4.50%, 06/01/2046	832	892
2.75%, 12/15/2044	400	297	5.00%, 01/01/2018	6	6
			5.00%, 08/01/2035	253	277
TOTAL CONVERTIBLE BONDS		$297	5.50%, 06/01/2033	155	173
			5.50%, 02/01/2035	267	299
SENIOR FLOATING RATE INTERESTS -
	Principal		6.00%, 04/01/2032	23	26
0.51%	Amount (000's)	Value (000's)
			6.50%, 04/01/2032	42	47
Software - 0.35%
					$30,282
Ivanti Software Inc, Term Loan
10.23%, 01/19/2025 (d)	$750	$749	Government National Mortgage Association (GNMA) - 0.00%
			9.00%, 02/15/2025	3	3
Transportation - 0.16%
Trailer Bridge Inc, Term Loan			U.S. Treasury - 13.94%
12.00%, 11/25/2020 (b),(c),(d)	363	358	1.38%, 11/30/2018	1,000	1,000
			1.50%, 08/15/2026	2,000	1,871
			1.63%, 11/15/2022	2,000	1,967
TOTAL SENIOR FLOATING RATE INTERESTS		$1,107
			1.75%, 05/15/2022	2,000	1,989
U.S. GOVERNMENT & GOVERNMENT	Principal		2.00%, 11/15/2021	1,000	1,008
AGENCY OBLIGATIONS - 32.74%	Amount (000's)	Value (000's)	2.00%, 11/15/2026	1,000	975
Federal Home Loan Mortgage Corporation (FHLMC) - 4.83%			2.50%, 05/15/2024	1,000	1,025
3.00%, 10/01/2042	$680	$683	2.63%, 11/15/2020	2,000	2,064
3.00%, 11/01/2042	674	676	2.75%, 02/15/2019	1,000	1,022
3.50%, 10/01/2041	680	702	2.75%, 02/15/2024	1,000	1,040
3.50%, 04/01/2042	1,637	1,689	2.88%, 05/15/2043	1,000	1,010
3.50%, 04/01/2042	857	884	2.88%, 08/15/2045	1,000	1,006
3.50%, 04/01/2045	828	855	3.00%, 11/15/2044	1,000	1,032
4.00%, 02/01/2045	573	603	3.13%, 05/15/2019	2,000	2,065
4.00%, 02/01/2046	853	898	3.13%, 05/15/2021	1,000	1,052
4.00%, 06/01/2046	954	1,007	3.13%, 08/15/2044	1,000	1,056

See accompanying notes.

46

		Schedule of Investments
		Income Account
		June 30, 2017 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)
U.S. Treasury (continued)
3.38%, 05/15/2044	$1,000	$1,105
3.50%, 02/15/2039	1,000	1,130
3.63%, 02/15/2020	2,000	2,109
3.63%, 02/15/2044	1,000	1,152
3.75%, 08/15/2041	1,000	1,171
3.75%, 11/15/2043	2,000	2,351
		$30,200
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS		$70,956
Total Investments		$214,971
Other Assets and Liabilities - 0.80%		$1,740
TOTAL NET ASSETS - 100.00%		$216,711

(a)	Non-Income Producing Security
(b)	Restricted Security. Please see Restricted Security Sub-Schedule for more information.
(c)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of Directors. Certain inputs used in the valuation may be unobservable; however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy. At the end of the period, the fair value of these securities totaled $4,484 or 2.07% of net assets.
(d)	Variable Rate. Rate shown is in effect at June 30, 2017.
(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $22,788 or 10.52% of net assets.
(f)	Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date.

Portfolio Summary (unaudited)
Sector	Percent
Financial	19.86%
Mortgage Securities	18.80%
Government	13.94%
Energy	11.21%
Consumer, Non-cyclical	7.49%
Utilities	6.98%
Communications	4.59%
Asset Backed Securities	4.25%
Industrial	4.03%
Consumer, Cyclical	2.60%
Technology	2.08%
Basic Materials	1.98%
Investment Companies	1.39%
Other Assets and Liabilities	0.80%
TOTAL NET ASSETS	100.00%

Restricted Securities

Security Name	Trade Date	Cost	Value	Percent of Net Assets
Trailer Bridge Inc	05/07/2012-12/22/2016	$2,764	$3,127	1.44%
Trailer Bridge Inc, Term Loan	03/30/2012-01/24/2017	363	357	0.16%

Total				1.60%
Amounts in thousands

See accompanying notes.

47

Schedule of Investments LargeCap Growth Account June 30, 2017 (unaudited)

COMMON STOCKS - 99.72%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Banks - 3.01%			Pharmaceuticals - 1.91%
Citizens Financial Group Inc	46,400	$1,655	Merck & Co Inc	32,200	$2,064
SVB Financial Group (a)	9,100	1,600
		$3,255	Retail - 5.50%
			Chipotle Mexican Grill Inc (a)	2,300	957
Biotechnology - 3.72%
Celgene Corp (a)	20,476	2,659	Costco Wholesale Corp	6,600	1,055
Vertex Pharmaceuticals Inc (a)	10,600	1,366	TJX Cos Inc/The	25,382	1,832
			Ulta Beauty Inc (a)	7,301	2,098
		$4,025
Building Materials - 1.61%					$5,942
Masco Corp	45,600	1,742	Semiconductors - 8.28%
			Applied Materials Inc	71,200	2,941
Chemicals - 2.95%			Broadcom Ltd	9,460	2,205
Albemarle Corp	20,044	2,115	Lam Research Corp	13,160	1,861
			Micron Technology Inc (a)	65,000	1,941
FMC Corp	14,700	1,074
		$3,189			$8,948
Commercial Services - 2.70%			Software - 5.25%
FleetCor Technologies Inc (a)	8,429	1,216	Microsoft Corp	43,600	3,005
			Red Hat Inc (a)	11,500	1,101
S&P Global Inc	11,653	1,701
			ServiceNow Inc (a)	11,000	1,166
		$2,917
			Take-Two Interactive Software Inc (a)	5,500	404
Computers - 5.51%
Apple Inc	35,045	5,047			$5,676
Lumentum Holdings Inc (a)	16,000	913	Telecommunications - 1.16%
			Arista Networks Inc (a)	8,400	1,259
		$5,960
Cosmetics & Personal Care - 2.06%
Estee Lauder Cos Inc/The	23,200	2,227	Transportation - 4.56%
			CSX Corp	43,700	2,384
Diversified Financial Services - 6.76%			FedEx Corp	11,732	2,550
Charles Schwab Corp/The	42,600	1,830			$4,934
Mastercard Inc	18,167	2,207	TOTAL COMMON STOCKS		$107,794
Visa Inc	34,840	3,267	INVESTMENT COMPANIES - 1.05%	Shares Held	Value (000's)
		$7,304	Money Market Funds - 1.05%
Food - 2.76%			BlackRock Liquidity Funds FedFund Portfolio	1,132,233	1,132
Kraft Heinz Co/The	18,100	1,550
Pinnacle Foods Inc	24,100	1,432	TOTAL INVESTMENT COMPANIES		$1,132
		$2,982	Total Investments		$108,926
Healthcare - Products - 9.28%			Other Assets and Liabilities - (0.77)%		$(832)
Baxter International Inc	18,600	1,126	TOTAL NET ASSETS - 100.00%		$108,094
Edwards Lifesciences Corp (a)	11,027	1,304
Hologic Inc (a)	30,000	1,362
IDEXX Laboratories Inc (a)	7,900	1,275	(a) Non-Income Producing Security
Intuitive Surgical Inc (a)	3,075	2,876
Thermo Fisher Scientific Inc	11,990	2,092
		$10,035	Portfolio Summary (unaudited)
Healthcare - Services - 1.16%			Sector		Percent
Humana Inc	5,200	1,251	Consumer, Non-cyclical		23.59%
			Communications		19.22%
Housewares - 0.77%			Technology		19.04%
Newell Brands Inc	15,500	831	Industrial		13.13%
			Consumer, Cyclical		10.63%
Internet - 18.06%			Financial		9.77%
Alibaba Group Holding Ltd ADR(a)	7,800	1,099
Alphabet Inc - A Shares (a)	5,604	5,210	Basic Materials		2.95%
Amazon.com Inc (a)	4,218	4,083	Energy		1.39%
Facebook Inc (a)	27,169	4,102	Investment Companies		1.05%
Netflix Inc (a)	14,144	2,113	Other Assets and Liabilities		(0.77)%
Priceline Group Inc/The (a)	1,557	2,913	TOTAL NET ASSETS		100.00%
		$19,520
Leisure Products & Services - 2.55%
Royal Caribbean Cruises Ltd	25,262	2,759

Lodging - 1.82%
Wynn Resorts Ltd	14,628	1,962

Machinery - Construction & Mining - 2.47%
Caterpillar Inc	24,800	2,665

Machinery - Diversified - 4.49%
Cummins Inc	8,200	1,330
Deere & Co	17,600	2,175
Rockwell Automation Inc	8,300	1,345
		$4,850
Oil & Gas - 1.38%
Diamondback Energy Inc (a)	16,860	1,497

See accompanying notes.

48

Schedule of Investments MidCap Account June 30, 2017 (unaudited)

COMMON STOCKS - 99.82%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Aerospace & Defense - 3.39%			Internet (continued)
TransDigm Group Inc	72,168	$19,404	Liberty Ventures (a)	100,153	$5,237
			VeriSign Inc (a)	96,840	9,002
Banks - 1.16%					$17,864
M&T Bank Corp	40,912	6,626	Machinery - Diversified - 2.16%
			Roper Technologies Inc	53,391	12,362
Beverages - 0.40%
Brown-Forman Corp - B Shares	46,589	2,264	Media - 6.32%
			Liberty Broadband Corp - A Shares (a)	28,471	2,443
Building Materials - 1.76%			Liberty Broadband Corp - C Shares (a)	108,337	9,398
Martin Marietta Materials Inc	38,625	8,597	Liberty Global PLC - A Shares (a)	17,556	564
Vulcan Materials Co	11,475	1,454	Liberty Global PLC - C Shares (a)	280,017	8,731
		$10,051	Liberty Media Corp-Liberty Braves - A Shares	6,136	147
			(a)
Chemicals - 3.62%
Air Products & Chemicals Inc	79,646	11,394	Liberty Media Corp-Liberty Braves - C Shares	29,127	698
Axalta Coating Systems Ltd (a)	68,290	2,188	(a)
Sherwin-Williams Co/The	20,303	7,126	Liberty Media Corp-Liberty Formula One - A	16,258	569
		$20,708	Shares (a)
Commercial Services - 13.39%			Liberty Media Corp-Liberty Formula One - C	147,167	5,389
AMERCO	7,312	2,677	Shares (a)
Brookfield Business Partners LP	14,961	405	Liberty Media Corp-Liberty SiriusXM - A	46,990	1,973
CDK Global Inc	59,238	3,676	Shares (a)
Ecolab Inc	24,435	3,244	Liberty Media Corp-Liberty SiriusXM - C	148,470	6,191
IHS Markit Ltd (a)	209,328	9,219	Shares (a)
KAR Auction Services Inc	130,611	5,482			$36,103
Live Nation Entertainment Inc (a)	138,880	4,840	Miscellaneous Manufacturers - 1.82%
Macquarie Infrastructure Corp	76,658	6,010	Colfax Corp (a)	264,018	10,394
Moody's Corp	136,937	16,662
Robert Half International Inc	34,600	1,658	Private Equity - 1.58%
S&P Global Inc	87,811	12,819	KKR & Co LP	210,103	3,908
Verisk Analytics Inc (a)	116,518	9,831	Onex Corp	64,791	5,141
		$76,523			$9,049
Distribution & Wholesale - 0.89%			Real Estate - 7.77%
Fastenal Co	62,776	2,733	Brookfield Asset Management Inc	713,871	27,991
HD Supply Holdings Inc (a)	77,675	2,379	Brookfield Property Partners LP	96,774	2,290
		$5,112	CBRE Group Inc (a)	271,751	9,892
			Howard Hughes Corp/The (a)	34,321	4,216
Diversified Financial Services - 2.26%
FNF Group	287,505	12,889			$44,389
			REITS - 6.01%
Electric - 2.41%			Equinix Inc	15,376	6,599
Brookfield Infrastructure Partners LP	273,473	11,188	Forest City Realty Trust Inc	227,527	5,499
Brookfield Renewable Partners LP	80,953	2,585	SBA Communications Corp (a)	165,129	22,276
		$13,773			$34,374
Electronics - 0.65%			Retail - 14.08%
Sensata Technologies Holding NV (a)	87,245	3,727	AutoZone Inc (a)	13,643	7,783
			CarMax Inc (a)	257,680	16,249
Healthcare - Products - 2.23%			Copart Inc (a)	196,676	6,252
CR Bard Inc	3,340	1,056	Dollar General Corp	45,483	3,279
DENTSPLY SIRONA Inc	180,608	11,710	Dollar Tree Inc (a)	135,747	9,491
		$12,766	O'Reilly Automotive Inc (a)	51,128	11,184
Healthcare - Services - 0.93%			Restaurant Brands International Inc	252,302	15,779
DaVita Inc (a)	82,025	5,312	Ross Stores Inc	181,387	10,472
					$80,489
Holding Companies - Diversified - 0.63%			Semiconductors - 1.37%
Leucadia National Corp	137,177	3,588	Microchip Technology Inc	101,644	7,845

Home Builders - 1.13%			Software - 5.18%
Lennar Corp - A Shares	73,167	3,901	Autodesk Inc (a)	123,588	12,460
NVR Inc (a)	1,053	2,539	Fidelity National Information Services Inc	98,551	8,416
		$6,440	Intuit Inc	52,751	7,006
Insurance - 12.77%			MSCI Inc	17,008	1,752
Alleghany Corp (a)	3,365	2,001			$29,634
Aon PLC	161,991	21,537	Telecommunications - 1.33%
Arch Capital Group Ltd (a)	59,992	5,597	EchoStar Corp (a)	25,493	1,547
Brown & Brown Inc	105,219	4,532	Motorola Solutions Inc	69,689	6,045
Loews Corp	169,946	7,955			$7,592
Markel Corp (a)	18,949	18,492	Textiles - 1.45%
Progressive Corp/The	123,342	5,438	Mohawk Industries Inc (a)	34,298	8,289
Trisura Group Ltd (a)	4,276	72
White Mountains Insurance Group Ltd	4,658	4,046	TOTAL COMMON STOCKS		$570,537
Willis Towers Watson PLC	22,690	3,300
		$72,970
Internet - 3.13%
Liberty Expedia Holdings Inc (a)	67,097	3,625

See accompanying notes.

49

		Schedule of Investments
		MidCap Account
		June 30, 2017 (unaudited)

INVESTMENT COMPANIES - 0.31%	Shares Held	Value (000's)
Money Market Funds - 0.31%
BlackRock Liquidity Funds FedFund Portfolio	1,775,939	$1,776

TOTAL INVESTMENT COMPANIES		$1,776
Total Investments		$572,313
Other Assets and Liabilities - (0.13)%		$(727)
TOTAL NET ASSETS - 100.00%		$571,586

(a) Non-Income Producing Security

Portfolio Summary (unaudited)
Sector		Percent
Financial		31.55%
Consumer, Cyclical		17.55%
Consumer, Non-cyclical		16.95%
Communications		10.78%
Industrial		9.78%
Technology		6.55%
Basic Materials		3.62%
Utilities		2.41%
Diversified		0.63%
Investment Companies		0.31%
Other Assets and Liabilities		(0.13)%
TOTAL NET ASSETS		100.00%

See accompanying notes.

50

Schedule of Investments
Principal Capital Appreciation Account
June 30, 2017 (unaudited)

COMMON STOCKS - 98.19%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Aerospace & Defense - 3.70%			Electronics - 0.86%
Boeing Co/The	13,161	$2,602	Trimble Inc (a)	13,447	$480
Northrop Grumman Corp	8,764	2,250	Waters Corp (a)	4,689	862
Teledyne Technologies Inc (a)	7,130	910			$1,342
		$5,762	Environmental Control - 1.56%
Airlines - 1.19%			Waste Connections Inc	37,844	2,438
Alaska Air Group Inc	20,667	1,855
			Food - 2.34%
Apparel - 1.44%			B&G Foods Inc	25,435	905
Deckers Outdoor Corp (a)	9,894	675	General Mills Inc	19,526	1,082
NIKE Inc	26,638	1,572	Kroger Co/The	34,062	794
		$2,247	McCormick & Co Inc/MD	8,870	865
			Safeway, Inc. - CVR - Casa Ley (a),(b)	825	—
Automobile Manufacturers - 0.69%
PACCAR Inc	16,403	1,083	Safeway, Inc. - CVR - Property Development	825	—
			Centers (a),(b),(c)
Automobile Parts & Equipment - 0.93%					$3,646
Adient PLC	13,180	862	Gas - 0.88%
Autoliv Inc	5,400	593	Sempra Energy	12,186	1,374
		$1,455
Banks - 8.60%			Healthcare - Products - 5.78%
East West Bancorp Inc	13,814	809	Abbott Laboratories	12,611	613
Goldman Sachs Group Inc/The	3,738	830	Becton Dickinson and Co	10,175	1,985
JPMorgan Chase & Co	36,778	3,362	Bio-Techne Corp	4,804	565
			Edwards Lifesciences Corp (a)	7,972	943
PNC Financial Services Group Inc/The	22,946	2,865
US Bancorp	51,446	2,671	Medtronic PLC	19,414	1,723
Wells Fargo & Co	51,834	2,872	Thermo Fisher Scientific Inc	13,522	2,359
			Varian Medical Systems Inc (a)	7,986	824
		$13,409
Beverages - 2.39%					$9,012
Brown-Forman Corp - B Shares	8,524	414	Healthcare - Services - 0.46%
Dr Pepper Snapple Group Inc	15,188	1,384	Universal Health Services Inc	5,863	716
PepsiCo Inc	16,660	1,924
		$3,722	Housewares - 0.31%
Biotechnology - 1.64%			Tupperware Brands Corp	6,860	482
Biogen Inc (a)	4,479	1,215
Bioverativ Inc (a)	7,757	467	Insurance - 1.56%
Gilead Sciences Inc	12,284	870	Chubb Ltd	16,749	2,435
		$2,552
			Internet - 6.34%
Building Materials - 0.25%			Alphabet Inc - A Shares (a)	2,659	2,472
Apogee Enterprises Inc	6,814	387	Alphabet Inc - C Shares (a)	1,892	1,719
			Amazon.com Inc (a)	2,290	2,217
Chemicals - 2.54%			eBay Inc (a)	32,203	1,125
EI du Pont de Nemours & Co	6,295	508	Facebook Inc (a)	15,578	2,352
FMC Corp	9,259	676
HB Fuller Co	20,516	1,048			$9,885
Innospec Inc	13,098	859	Iron & Steel - 0.39%
International Flavors & Fragrances Inc	578	78	Reliance Steel & Aluminum Co	8,422	613
PPG Industries Inc	7,254	798
		$3,967	Machinery - Diversified - 1.81%
			Deere & Co	7,655	946
Commercial Services - 1.22%
			Flowserve Corp	20,835	967
Aaron's Inc	24,904	969
PayPal Holdings Inc (a)	17,269	927	Roper Technologies Inc	3,917	907
					$2,820
		$1,896
			Media - 4.24%
Computers - 4.13%
			Comcast Corp - Class A	70,455	2,742
Apple Inc	44,681	6,435
			Nexstar Media Group Inc	13,244	792
			Sirius XM Holdings Inc	204,412	1,118
Consumer Products - 0.28%
			Walt Disney Co/The	18,512	1,967
Kimberly-Clark Corp	3,375	436
					$6,619
Cosmetics & Personal Care - 1.37%			Miscellaneous Manufacturers - 1.42%
Procter & Gamble Co/The	24,574	2,142	AptarGroup Inc	11,438	993
			Crane Co	5,404	429
Distribution & Wholesale - 0.27%			General Electric Co	29,543	798
Pool Corp	3,590	422			$2,220
			Oil & Gas - 4.24%
Diversified Financial Services - 4.44%			Chevron Corp	15,833	1,652
Ameriprise Financial Inc	15,387	1,959	Cimarex Energy Co	20,853	1,960
Charles Schwab Corp/The	24,888	1,069	Exxon Mobil Corp	24,148	1,950
Discover Financial Services	22,369	1,391	Valero Energy Corp	15,525	1,047
FNF Group	55,953	2,508			$6,609
		$6,927	Oil & Gas Services - 0.48%
Electric - 2.36%			Schlumberger Ltd	11,347	747
NextEra Energy Inc	12,649	1,772
Xcel Energy Inc	41,435	1,901	Pharmaceuticals - 5.17%
		$3,673	Allergan PLC	4,529	1,101

See accompanying notes.

51

     Schedule of Investments Principal Capital Appreciation Account June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	(b)	Fair value of these investments is determined in good faith by the Manager
Pharmaceuticals (continued)			under procedures established and periodically reviewed by the Board of
Bristol-Myers Squibb Co	10,500	$585	Directors. Certain inputs used in the valuation may be unobservable;
Johnson & Johnson	19,004	2,514	however, each security is evaluated individually for purposes of ASC 820
McKesson Corp	6,860	1,129	which results in not all securities being identified as Level 3 of the fair
Merck & Co Inc	18,639	1,194	value hierarchy. At the end of the period, the fair value of these securities
Pfizer Inc	45,934	1,543	totaled $0 or 0.00% of net assets.
		$8,066	(c)	Restricted Security. Please see Restricted Security Sub-Schedule for more
Pipelines - 0.20%			information.
Magellan Midstream Partners LP	4,337	309

REITS - 3.88%			Portfolio Summary (unaudited)
Alexandria Real Estate Equities Inc	15,029	1,811
			Sector	Percent
Essex Property Trust Inc	3,132	806
			Consumer, Non-cyclical	20.65%
Host Hotels & Resorts Inc	64,109	1,171
			Financial	18.84%
Realty Income Corp	21,883	1,207
			Technology	15.02%
Ventas Inc	15,084	1,048
			Communications	12.33%
		$6,043
			Industrial	10.40%
Retail - 4.03%			Consumer, Cyclical	9.86%
Chipotle Mexican Grill Inc (a)	1,922	800
Copart Inc (a)	14,085	448	Energy	4.92%
			Utilities	3.24%
Costco Wholesale Corp	5,746	919	Basic Materials	2.93%
CVS Health Corp	13,997	1,126	Investment Companies	2.48%
Home Depot Inc/The	11,347	1,741	Other Assets and Liabilities	(0.67)%
Starbucks Corp	21,565	1,257
			TOTAL NET ASSETS	100.00%
		$6,291
Savings & Loans - 0.36%
Washington Federal Inc	16,787	557

Semiconductors - 4.38%
Applied Materials Inc	9,842	407
Broadcom Ltd	4,018	936
Intel Corp	13,099	442
Lam Research Corp	10,164	1,438
Microchip Technology Inc	24,869	1,919
NVIDIA Corp	2,498	361
NXP Semiconductors NV (a)	7,302	799
QUALCOMM Inc	9,629	532
		$6,834
Software - 6.51%
Adobe Systems Inc (a)	15,594	2,206
Fair Isaac Corp	6,051	843
Fidelity National Information Services Inc	14,778	1,262
Microsoft Corp	44,653	3,078
Omnicell Inc (a)	21,231	915
Oracle Corp	28,494	1,429
Red Hat Inc (a)	4,318	413
		$10,146
Telecommunications - 1.75%
Cisco Systems Inc	43,395	1,358
T-Mobile US Inc (a)	1,791	109
Verizon Communications Inc	28,263	1,262
		$2,729
Toys, Games & Hobbies - 1.00%
Hasbro Inc	13,905	1,551

Transportation - 0.80%
Expeditors International of Washington Inc	7,105	402
Union Pacific Corp	7,807	850
		$1,252
TOTAL COMMON STOCKS		$153,106
INVESTMENT COMPANIES - 2.48%	Shares Held	Value (000's)
Money Market Funds - 2.48%
BlackRock Liquidity Funds FedFund Portfolio	3,873,963	3,874

TOTAL INVESTMENT COMPANIES		$3,874
Total Investments		$156,980
Other Assets and Liabilities - (0.67)%		$(1,038)
TOTAL NET ASSETS - 100.00%		$155,942

(a) Non-Income Producing Security

See accompanying notes.

52

Schedule of Investments
Principal Capital Appreciation Account
June 30, 2017 (unaudited)

Restricted Securities

Security Name	Trade Date	Cost	Value	Percent of Net Assets
Safeway, Inc. - CVR - Property Development	04/20/2015	$—	$—	0.00%
Centers
Total				0.00%
Amounts in thousands

See accompanying notes.

53

     Schedule of Investments Real Estate Securities Account June 30, 2017 (unaudited)

COMMON STOCKS - 99.22%	Shares Held	Value (000's)	Portfolio Summary (unaudited)
Lodging - 2.63%			Sector	Percent
Hilton Grand Vacations Inc (a)	25,421	$916	Financial	94.86%
Hilton Worldwide Holdings Inc	51,608	3,192	Consumer, Cyclical	2.63%
		$4,108	Technology	1.73%
Real Estate - 0.48%			Investment Companies	0.70%
CBRE Group Inc (a)	20,790	757	Other Assets and Liabilities	0.08%
			TOTAL NET ASSETS	100.00%
REITS - 94.38%
Alexandria Real Estate Equities Inc	37,630	4,533
American Campus Communities Inc	15,913	753
American Tower Corp	24,229	3,206
Apartment Investment & Management Co	120,114	5,161
AvalonBay Communities Inc	42,910	8,246
Boston Properties Inc	39,482	4,857
Colony Starwood Homes	102,912	3,531
Crown Castle International Corp	31,090	3,115
CubeSmart	88,659	2,131
DDR Corp	99,250	900
Duke Realty Corp	150,302	4,201
Education Realty Trust Inc	11,554	448
EPR Properties	34,877	2,507
Equinix Inc	25,029	10,741
Equity LifeStyle Properties Inc	22,820	1,970
Equity Residential	26,787	1,763
Essex Property Trust Inc	33,524	8,625
Extra Space Storage Inc	52,270	4,077
First Industrial Realty Trust Inc	43,872	1,256
GGP Inc	62,337	1,469
Healthcare Trust of America Inc	50,186	1,561
Host Hotels & Resorts Inc	65,518	1,197
Hudson Pacific Properties Inc	70,472	2,409
Invitation Homes Inc	110,714	2,395
Kilroy Realty Corp	51,106	3,841
Kite Realty Group Trust	35,740	677
Park Hotels & Resorts Inc	33,553	905
Physicians Realty Trust	138,141	2,782
Prologis Inc	119,974	7,035
Public Storage	17,602	3,671
Regency Centers Corp	73,294	4,591
Saul Centers Inc	19,948	1,157
Senior Housing Properties Trust	80,310	1,641
Simon Property Group Inc	81,040	13,109
SL Green Realty Corp	33,150	3,507
Spirit Realty Capital Inc	254,890	1,889
STORE Capital Corp	187,685	4,213
Sun Communities Inc	41,402	3,631
Sunstone Hotel Investors Inc	190,431	3,070
Tanger Factory Outlet Centers Inc	18,110	470
Terreno Realty Corp	25,630	863
Vornado Realty Trust	20,323	1,908
Welltower Inc	103,235	7,727
		$147,739
Software - 1.73%
InterXion Holding NV (a)	59,149	2,708

TOTAL COMMON STOCKS		$155,312
INVESTMENT COMPANIES - 0.70%	Shares Held	Value (000's)
Money Market Funds - 0.70%
BlackRock Liquidity Funds FedFund Portfolio	1,094,813	1,095

TOTAL INVESTMENT COMPANIES		$1,095
Total Investments		$156,407
Other Assets and Liabilities - 0.08%		$128
TOTAL NET ASSETS - 100.00%		$156,535

(a) Non-Income Producing Security

See accompanying notes.

54

		Schedule of Investments
		SAM Balanced Portfolio
		June 30, 2017 (unaudited)

INVESTMENT COMPANIES - 100.02%	Shares Held	Value (000's)
Money Market Funds - 0.06%
Cash Account Trust - Government & Agency	459,725	$460
Portfolio - Government Cash Managed

Principal Exchange-Traded Funds - 5.15%
Principal Active Global Dividend Income ETF	776,000	19,810
(a),(b)
Principal EDGE Active Income ETF (a)	209,300	8,722
Principal U.S. Small Cap Index ETF (a)	392,600	11,283
		$39,815
Principal Funds, Inc. Class R-6 - 34.27%
Blue Chip Fund (a),(b)	1,943,719	37,320
Diversified Real Asset Fund (a)	2,878,539	32,412
EDGE MidCap Fund (a),(b)	1,278,511	16,352
Global Multi-Strategy Fund (a),(b)	5,300,853	59,688
Global Real Estate Securities Fund (a)	2,252,656	20,724
High Yield Fund (a)	1,547,499	11,452
International Emerging Markets Fund (a)	676,148	17,228
International Small Company Fund (a),(b)	829,764	9,575
Preferred Securities Fund (a)	1,903,145	19,831
Real Estate Debt Income Fund (a)	795,156	7,649
Small-MidCap Dividend Income Fund (a)	1,936,248	32,529
		$264,760
Principal Funds, Inc. Institutional Class - 32.22%
Diversified International Fund (a)	7,010,317	89,171
Inflation Protection Fund (a)	1,434,543	12,222
LargeCap Growth Fund (a)	2,401,965	23,515
LargeCap Value Fund (a)	4,122,356	51,035
Principal Capital Appreciation Fund (a)	354,561	21,529
Short-Term Income Fund (a)	4,219,968	51,484
		$248,956
Principal Variable Contracts Funds, Inc. Class 1 - 28.32%
Equity Income Account (a)	3,358,880	84,174
Government & High Quality Bond Account (a)	4,092,527	41,335
Income Account (a)	8,768,186	93,293
		$218,802
TOTAL INVESTMENT COMPANIES		$772,793
Total Investments		$772,793
Other Assets and Liabilities - (0.02)%		$(178)
TOTAL NET ASSETS - 100.00%		$772,615

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(b)	Non-Income Producing Security

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	35.95%
Fixed Income Funds	31.84%
International Equity Funds	20.25%
Specialty Funds	11.92%
Investment Companies	0.06%
Other Assets and Liabilities	(0.02)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

55

Schedule of Investments
SAM Balanced Portfolio
June 30, 2017 (unaudited)

	December 31,	December 31,							June 30,
Affiliated Securities	2016	2016		Purchases	Purchases	Sales	Sales	June 30, 2017	2017
	Shares	Cost		Shares(a)	Cost(a)	Shares(a)	Proceeds(a)	Shares	Cost
Blue Chip Fund (b)	2,103,718	$28,329		3,261	$60	2,106,979	$28,791	— $	—
Blue Chip Fund (c)	—	—		1,949,312	25,895	5,593	108	1,943,719	25,807
Diversified International Fund(b)	7,540,074	89,095		13,574	162	543,331	6,555	7,010,317	82,656
Diversified Real Asset Fund(b)	—	—		3,124,152	34,281	3,124,152	34,305	—	—
Diversified Real Asset Fund(c)	—	—		2,883,326	31,606	4,787	54	2,878,539	31,553
EDGE MidCap Fund (b)	1,349,208	13,822		3,427	43	1,352,635	13,900	—	—
EDGE MidCap Fund (c)	—	—		1,280,613	12,989	2,102	27	1,278,511	12,965
Equity Income Account	3,756,281	41,692		18,770	447	416,171	10,127	3,358,880	36,317
Global Diversified Income Fund (b)	1,135,732	15,116		—	—	1,135,732	15,446	—	—
Global Multi-Strategy Fund(b)	5,397,664	56,863		426,281	4,683	5,823,945	61,631	—	—
Global Multi-Strategy Fund(c)	—	—		5,305,623	55,836	4,770	53	5,300,853	55,784
Global Real Estate Securities Fund (b)	2,177,723	19,020		433,875	3,786	2,611,598	22,611	—	—
Global Real Estate Securities Fund (c)	—	—		2,257,024	19,416	4,368	40	2,252,656	19,375
Government & High Quality Bond	3,945,456	38,445		388,092	3,892	241,021	2,424	4,092,527	39,910
Account
High Yield Fund(b)	2,253,409	15,002		85,369	633	2,338,778	15,797	—	—
High Yield Fund(c)	—	—		1,551,126	10,017	3,627	27	1,547,499	9,990
Income Account	9,281,471	88,789		155,203	1,647	668,488	7,026	8,768,186	83,598
Inflation Protection Fund (b)	1,584,250	13,529		3,478	30	153,185	1,310	1,434,543	12,239
International Emerging Markets	818,638	18,248		1,266	30	819,904	18,414	—	—
Fund(b)
International Emerging Markets	—	—		677,729	14,909	1,581	40	676,148	14,872
Fund(c)
International Small Company Fund(b)	841,647	8,274		67,352	758	908,999	9,059	—	—
International Small Company Fund(c)	—	—		832,092	8,225	2,328	26	829,764	8,199
LargeCap Growth Fund(b)	4,748,551	49,184		4,684	44	2,351,270	21,033	2,401,965	24,022
LargeCap Value Fund(b)	4,345,299	54,275		46,729	561	269,672	3,264	4,122,356	51,336
MidCap Account	730,120	28,185		51	3	730,171	39,975	—	—
Preferred Securities Fund(b)	1,550,514	14,202		475,339	4,910	2,025,853	19,109	—	—
Preferred Securities Fund(c)	—	—		1,907,011	17,893	3,866	41	1,903,145	17,852
Principal Active Global Dividend	—	—		776,000	19,535	—	—	776,000	19,535
Income ETF
Principal Capital Appreciation Fund (b)	486,366	24,849		513	30	132,318	7,600	354,561	17,923
Principal EDGE Active Income ETF	207,300	8,035		2,000	83	—	—	209,300	8,118
Principal U.S. Small Cap Index ETF	390,600	9,712		2,000	57	—	—	392,600	9,769
Real Estate Debt Income Fund(b)	812,059	7,843		36,412	351	848,471	8,188	—	—
Real Estate Debt Income Fund(c)	—	—		796,548	7,693	1,392	14	795,156	7,679
Short-Term Income Fund (b)	2,499,882	30,490		1,806,733	21,974	86,647	1,055	4,219,968	51,408
Small-MidCap Dividend Income	2,205,151	24,596		11,350	187	2,216,501	25,403	—	—
Fund(b)
Small-MidCap Dividend Income	—	—		1,937,848	20,850	1,600	26	1,936,248	20,824
Fund(c)
		$697,595			$323,516		$373,479		$661,731

					Realized Gain/Loss			Realized Gain from
		Income			on Investments		Capital Gain Distributions
Blue Chip Fund (b)			$—			$402			$—
Blue Chip Fund (c)			—			20			—
Diversified International Fund(b)			—			(46)			—
Diversified Real Asset Fund(b)			—			24			—
Diversified Real Asset Fund(c)			—			1			—
EDGE MidCap Fund (b)			—			35			—
EDGE MidCap Fund (c)			—			3			—
Equity Income Account			—			4,305			—
Global Diversified Income Fund (b)			—			330			—
Global Multi-Strategy Fund(b)			—			85			—
Global Multi-Strategy Fund(c)			—			1			—
Global Real Estate Securities Fund (b)			92			(195)			—
Global Real Estate Securities Fund (c)			—			(1)			—
Government & High Quality Bond Account			—			(3)			—
High Yield Fund(b)			311			162			—
High Yield Fund(c)			13			—			—
Income Account			—			188			—
Inflation Protection Fund (b)			—			(10)			—
International Emerging Markets Fund(b)			—			136			—
International Emerging Markets Fund(c)			—			3			—
International Small Company Fund(b)			—			27			—
International Small Company Fund(c)			—			—			—
LargeCap Growth Fund(b)			—			(4,173)			—
LargeCap Value Fund (b)			—			(236)			—
MidCap Account			—			11,787			—
Preferred Securities Fund(b)			331			(3)			—

See accompanying notes.

56

	Schedule of Investments
	SAM Balanced Portfolio
	June 30, 2017 (unaudited)

		Realized Gain/Loss	Realized Gain from
	Income	on Investments	Capital Gain Distributions
Preferred Securities Fund(c)	79	—	—
Principal Active Global Dividend Income
ETF	—	—	—
Principal Capital Appreciation Fund (b)	—	644	—
Principal EDGE Active Income ETF	179	—	—
Principal U.S. Small Cap Index ETF	29	—	—
Real Estate Debt Income Fund(b)	104	(6)	—
Real Estate Debt Income Fund(c)	22	—	—
Short-Term Income Fund (b)	434	(1)	—
Small-MidCap Dividend Income Fund(b)	125	620	—
Small-MidCap Dividend Income Fund(c)	—	—	—
	$1,719	$14,099	$—

(a)	Purchases and Sales include transactions related to the transition of assets from the Institutional Class to Class R-6.
(b)	Institutional Class
(c)	Class R-6

Amounts in thousands except shares

See accompanying notes.

57

		Schedule of Investments
		SAM Conservative Balanced Portfolio
		June 30, 2017 (unaudited)

INVESTMENT COMPANIES - 100.02%	Shares Held	Value (000's)
Money Market Funds - 0.04%
Cash Account Trust - Government & Agency	82,531	$83
Portfolio - Government Cash Managed

Principal Exchange-Traded Funds - 5.83%
Principal Active Global Dividend Income ETF	158,000	4,034
(a),(b)
Principal EDGE Active Income ETF (a)	126,800	5,284
Principal U.S. Small Cap Index ETF (a)	79,000	2,270
		$11,588
Principal Funds, Inc. Class R-6 - 27.59%
Blue Chip Fund (a),(b)	218,571	4,197
Diversified Real Asset Fund (a)	516,247	5,813
EDGE MidCap Fund (a),(b)	280,351	3,586
Global Diversified Income Fund (a)	385,749	5,347
Global Multi-Strategy Fund (a),(b)	869,377	9,789
Global Real Estate Securities Fund (a)	320,810	2,951
High Yield Fund (a)	698,967	5,172
International Emerging Markets Fund (a)	118,539	3,020
International Small Company Fund (a),(b)	150,560	1,737
Preferred Securities Fund (a)	759,476	7,914
Real Estate Debt Income Fund (a)	184,547	1,775
Small-MidCap Dividend Income Fund (a)	211,279	3,550
		$54,851
Principal Funds, Inc. Institutional Class - 31.57%
Diversified International Fund (a)	1,224,719	15,578
Inflation Protection Fund (a)	524,786	4,471
LargeCap Growth Fund (a)	519,577	5,087
LargeCap Value Fund (a)	932,187	11,540
Principal Capital Appreciation Fund (a)	65,057	3,950
Short-Term Income Fund (a)	1,814,220	22,134
		$62,760
Principal Variable Contracts Funds, Inc. Class 1 - 34.99%
Equity Income Account (a)	519,849	13,028
Government & High Quality Bond Account (a)	1,933,107	19,524
Income Account (a)	3,478,373	37,010
		$69,562
TOTAL INVESTMENT COMPANIES		$198,844
Total Investments		$198,844
Other Assets and Liabilities - (0.02)%		$(49)
TOTAL NET ASSETS - 100.00%		$198,795

(a)		Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(b) Non-Income Producing Security

Portfolio Summary (unaudited)
Fund Type		Percent
Fixed Income Funds		51.95%
Domestic Equity Funds		23.74%
International Equity Funds		13.75%
Specialty Funds		10.54%
Investment Companies		0.04%
Other Assets and Liabilities		(0.02)%
TOTAL NET ASSETS		100.00%

See accompanying notes.

58

Schedule of Investments
SAM Conservative Balanced Portfolio
June 30, 2017 (unaudited)

	December 31,	December 31,							June 30,
Affiliated Securities	2016	2016		Purchases	Purchases	Sales	Sales	June 30, 2017	2017
	Shares	Cost		Shares(a)	Cost(a)	Shares(a)	Proceeds(a)	Shares	Cost
Blue Chip Fund (b)	240,534	$3,044		3,672	$66	244,206	$3,218	— $	—
Blue Chip Fund (c)	—	—		219,815	2,775	1,244	23	218,571	2,759
Diversified International Fund(b)	1,391,503	16,269		14,913	177	181,697	2,220	1,224,719	14,241
Diversified Real Asset Fund(b)	—	—		552,607	6,055	552,607	6,058	—	—
Diversified Real Asset Fund(c)	—	—		517,852	5,670	1,605	18	516,247	5,652
EDGE MidCap Fund (b)	305,331	3,216		5,906	74	311,237	3,305	—	—
EDGE MidCap Fund (c)	—	—		281,287	2,929	936	12	280,351	2,918
Equity Income Account	626,009	6,956		9,796	238	115,956	2,822	519,849	5,633
Global Diversified Income Fund (b)	492,040	6,589		117,661	1,629	609,701	8,219	—	—
Global Diversified Income Fund (c)	—	—		387,041	5,187	1,292	18	385,749	5,169
Global Multi-Strategy Fund(b)	949,621	10,025		10,966	122	960,587	10,155	—	—
Global Multi-Strategy Fund(c)	—	—		872,034	9,172	2,657	30	869,377	9,143
Global Real Estate Securities Fund (b)	439,165	3,719		6,620	59	445,785	3,750	—	—
Global Real Estate Securities Fund (c)	—	—		322,104	2,634	1,294	12	320,810	2,622
Government & High Quality Bond	2,046,784	20,478		253,288	2,536	366,965	3,701	1,933,107	19,288
Account
High Yield Fund(b)	1,393,114	9,537		28,997	214	1,422,111	9,786	—	—
High Yield Fund(c)	—	—		701,398	4,495	2,431	19	698,967	4,477
Income Account	3,909,716	38,602		45,503	478	476,846	5,022	3,478,373	34,111
Inflation Protection Fund (b)	569,345	4,869		6,694	57	51,253	438	524,786	4,484
International Emerging Markets	147,763	3,274		1,700	39	149,463	3,333	—	—
Fund(b)
International Emerging Markets	—	—		118,773	2,586	234	6	118,539	2,580
Fund(c)
International Small Company Fund(b)	149,591	1,467		20,513	229	170,104	1,698	—	—
International Small Company Fund(c)	—	—		151,078	1,500	518	6	150,560	1,494
LargeCap Growth Fund(b)	1,016,718	10,502		6,111	57	503,252	4,494	519,577	5,164
LargeCap Value Fund(b)	993,069	12,136		19,580	238	80,462	971	932,187	11,330
MidCap Account	86,664	2,658		392	21	87,056	4,701	—	—
Preferred Securities Fund(b)	290,660	2,481		496,220	5,129	786,880	7,609	—	—
Preferred Securities Fund(c)	—	—		760,625	7,341	1,149	12	759,476	7,329
Principal Active Global Dividend	—	—		158,000	3,974	—	—	158,000	3,974
Income ETF
Principal Capital Appreciation Fund (b)	95,885	4,897		799	47	31,627	1,836	65,057	3,289
Principal EDGE Active Income ETF	126,800	4,916		—	—	—	—	126,800	4,916
Principal U.S. Small Cap Index ETF	79,000	1,962		—	—	—	—	79,000	1,962
Real Estate Debt Income Fund(b)	204,408	1,973		4,896	47	209,304	2,018	—	—
Real Estate Debt Income Fund(c)	—	—		185,166	1,787	619	6	184,547	1,781
Short-Term Income Fund (b)	1,124,146	13,709		748,742	9,104	58,668	715	1,814,220	22,097
Small-MidCap Dividend Income	409,467	4,643		3,051	50	412,518	5,387	—	—
Fund(b)
Small-MidCap Dividend Income	—	—		211,992	2,095	713	13	211,279	2,084
Fund(c)
		$187,922			$78,811		$91,631		$178,497

					Realized Gain/Loss			Realized Gain from
		Income			on Investments		Capital Gain Distributions
Blue Chip Fund (b)			$—			$108			$—
Blue Chip Fund (c)			—			7			—
Diversified International Fund(b)			—			15			—
Diversified Real Asset Fund(b)			—			3			—
Diversified Real Asset Fund(c)			—			—			—
EDGE MidCap Fund (b)			—			15			—
EDGE MidCap Fund (c)			—			1			—
Equity Income Account			—			1,261			—
Global Diversified Income Fund (b)			85			1			—
Global Diversified Income Fund (c)			21			—			—
Global Multi-Strategy Fund(b)			—			8			—
Global Multi-Strategy Fund(c)			—			1			—
Global Real Estate Securities Fund (b)			14			(28)			—
Global Real Estate Securities Fund (c)			—			—			—
Government & High Quality Bond Account			—			(25)			—
High Yield Fund(b)			158			35			—
High Yield Fund(c)			6			1			—
Income Account			—			53			—
Inflation Protection Fund (b)			—			(4)			—
International Emerging Markets Fund(b)			—			20			—
International Emerging Markets Fund(c)			—			—			—
International Small Company Fund(b)			—			2			—
International Small Company Fund(c)			—			—			—
LargeCap Growth Fund(b)			—			(901)			—
LargeCap Value Fund (b)			—			(73)			—

See accompanying notes.

59

	Schedule of Investments
	SAM Conservative Balanced Portfolio
	June 30, 2017 (unaudited)

		Realized Gain/Loss	Realized Gain from
	Income	on Investments	Capital Gain Distributions
MidCap Account	—	2,022	—
Preferred Securities Fund(b)	79	(1)	—
Preferred Securities Fund(c)	31	—	—
Principal Active Global Dividend Income
ETF	—	—	—
Principal Capital Appreciation Fund (b)	—	181	—
Principal EDGE Active Income ETF	109	—	—
Principal U.S. Small Cap Index ETF	6	—	—
Real Estate Debt Income Fund(b)	25	(2)	—
Real Estate Debt Income Fund(c)	5	—	—
Short-Term Income Fund (b)	195	(1)	—
Small-MidCap Dividend Income Fund(b)	16	694	—
Small-MidCap Dividend Income Fund(c)	—	2	—
	$750	$3,395	$—

(a)	Purchases and Sales include transactions related to the transition of assets from the Institutional Class to Class R-6.
(b)	Institutional Class
(c)	Class R-6

Amounts in thousands except shares

See accompanying notes.

60

		Schedule of Investments
		SAM Conservative Growth Portfolio
		June 30, 2017 (unaudited)

INVESTMENT COMPANIES - 100.03%	Shares Held	Value (000's)
Money Market Funds - 0.11%
Cash Account Trust - Government & Agency	341,060	$341
Portfolio - Government Cash Managed

Principal Exchange-Traded Funds - 5.29%
Principal Active Global Dividend Income ETF	378,000	9,649
(a),(b)
Principal U.S. Small Cap Index ETF (a)	257,400	7,398
		$17,047
Principal Funds, Inc. Class R-6 - 30.45%
Blue Chip Fund (a),(b)	1,015,992	19,507
Diversified Real Asset Fund (a)	1,140,384	12,841
EDGE MidCap Fund (a),(b)	677,736	8,668
Global Multi-Strategy Fund (a),(b)	494,794	5,571
Global Real Estate Securities Fund (a)	494,751	4,552
International Small Company Fund (a),(b)	486,866	5,619
Multi-Manager Equity Long/Short Fund (a)	835,328	8,704
Origin Emerging Markets Fund (a)	1,035,032	10,630
Preferred Securities Fund (a)	465,539	4,851
Small-MidCap Dividend Income Fund (a)	1,026,077	17,238
		$98,181
Principal Funds, Inc. Institutional Class - 43.78%
Diversified International Fund (a)	4,384,898	55,776
LargeCap Growth Fund (a)	1,884,817	18,452
LargeCap Value Fund (a)	2,879,218	35,645
Principal Capital Appreciation Fund (a)	264,423	16,056
Short-Term Income Fund (a)	1,248,458	15,231
		$141,160
Principal Variable Contracts Funds, Inc. Class 1 - 20.40%
Equity Income Account (a)	1,226,470	30,735
Government & High Quality Bond Account (a)	929,887	9,392
Income Account (a)	1,653,075	17,589
MidCap Account (a)	140,264	8,075
		$65,791
TOTAL INVESTMENT COMPANIES		$322,520
Total Investments		$322,520
Other Assets and Liabilities - (0.03)%		$(93)
TOTAL NET ASSETS - 100.00%		$322,427

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(b)	Non-Income Producing Security

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	50.18%
International Equity Funds	26.74%
Fixed Income Funds	14.59%
Specialty Funds	8.41%
Investment Companies	0.11%
Other Assets and Liabilities	(0.03)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

61

Schedule of Investments
SAM Conservative Growth Portfolio
June 30, 2017 (unaudited)

December 31,		December 31,							June 30,
Affiliated Securities	2016	2016		Purchases	Purchases	Sales	Sales	June 30, 2017	2017
	Shares	Cost		Shares(a)	Cost(a)	Shares(a)	Proceeds(a)	Shares	Cost
Blue Chip Fund (b)	1,056,372	$14,672		15,167	$273	1,071,539	$15,049	— $	—
Blue Chip Fund (c)	—	—		1,016,460	14,031	468	10	1,015,992	14,023
Diversified International Fund(b)	3,974,495	46,723		580,783	7,249	170,380	2,055	4,384,898	51,873
Diversified Real Asset Fund(b)	683,851	7,796		667,229	7,371	1,351,080	15,001	—	—
Diversified Real Asset Fund(c)	—	—		1,140,706	12,642	322	4	1,140,384	12,638
EDGE MidCap Fund (b)	685,115	7,089		25,407	317	710,522	7,412	—	—
EDGE MidCap Fund (c)	—	—		677,948	6,996	212	2	677,736	6,994
Equity Income Account	1,525,541	17,786		23,080	560	322,151	7,895	1,226,470	13,333
Global Multi-Strategy Fund(b)	767,688	7,812		13,275	147	780,963	8,184	—	—
Global Multi-Strategy Fund(c)	—	—		494,954	4,975	160	1	494,794	4,974
Global Real Estate Securities Fund (b)	678,172	5,671		14,028	125	692,200	5,770	—	—
Global Real Estate Securities Fund (c)	—	—		494,945	3,989	194	2	494,751	3,987
Government & High Quality Bond	698,972	6,734		259,277	2,613	28,362	285	929,887	9,059
Account
High Yield Fund(b)	623,299	4,276		—	—	623,299	4,569	—	—
Income Account	1,511,238	14,743		205,227	2,172	63,390	667	1,653,075	16,230
International Small Company Fund(b)	441,407	4,339		67,885	760	509,292	5,104	—	—
International Small Company Fund(c)	—	—		487,023	4,864	157	2	486,866	4,862
LargeCap Growth Fund(b)	2,730,543	28,253		29,590	278	875,316	8,475	1,884,817	19,148
LargeCap Value Fund(b)	2,901,723	36,023		58,052	706	80,557	981	2,879,218	35,678
MidCap Account	393,424	18,103		1,322	72	254,482	13,833	140,264	4,342
Multi-Manager Equity Long/Short	847,488	8,356		13,207	136	25,367	263	835,328	8,233
Fund(c)
Origin Emerging Markets Fund(b)	1,231,170	10,924		18,084	164	1,249,254	11,032	—	—
Origin Emerging Markets Fund(c)	—	—		1,035,294	8,959	262	2	1,035,032	8,957
Preferred Securities Fund(b)	444,475	4,370		37,161	381	481,636	4,751	—	—
Preferred Securities Fund(c)	—	—		465,626	4,586	87	1	465,539	4,585
Principal Active Global Dividend	—	—		378,000	9,487	—	—	378,000	9,487
Income ETF
Principal Capital Appreciation Fund (b)	277,636	14,212		4,975	296	18,188	1,066	264,423	13,455
Principal U.S. Small Cap Index ETF	236,400	5,875		21,000	589	—	—	257,400	6,464
Short-Term Income Fund (b)	366,142	4,465		892,041	10,849	9,725	119	1,248,458	15,195
Small-MidCap Dividend Income	1,070,668	12,593		34,670	571	1,105,338	13,267	—	—
Fund(b)
Small-MidCap Dividend Income	—	—		1,026,345	11,974	268	4	1,026,077	11,970
Fund(c)
		$280,815			$118,132		$125,806		$275,487

					Realized Gain/Loss			Realized Gain from
		Income			on Investments		Capital Gain Distributions
Blue Chip Fund (b)			$—			$104			$—
Blue Chip Fund (c)			—			2			—
Diversified International Fund(b)			—			(44)			—
Diversified Real Asset Fund(b)			—			(166)			—
Diversified Real Asset Fund(c)			—			—			—
EDGE MidCap Fund (b)			—			6			—
EDGE MidCap Fund (c)			—			—			—
Equity Income Account			—			2,882			—
Global Multi-Strategy Fund(b)			—			225			—
Global Multi-Strategy Fund(c)			—			—			—
Global Real Estate Securities Fund (b)			22			(26)			—
Global Real Estate Securities Fund (c)			—			—			—
Government & High Quality Bond Account			—			(3)			—
High Yield Fund(b)			11			293			—
Income Account			—			(18)			—
International Small Company Fund(b)			—			5			—
International Small Company Fund(c)			—			—			—
LargeCap Growth Fund(b)			—			(908)			—
LargeCap Value Fund (b)			—			(70)			—
MidCap Account			—			—			—
Multi-Manager Equity Long/Short Fund (c)			—			4			—
Origin Emerging Markets Fund(b)			—			(56)			—
Origin Emerging Markets Fund(c)			—			—			—
Preferred Securities Fund(b)			94			—			—
Preferred Securities Fund(c)			19			—			—
Principal Active Global Dividend Income
ETF			—			—			—
Principal Capital Appreciation Fund (b)			—			13			—
Principal U.S. Small Cap Index ETF			17			—			—
Short-Term Income Fund (b)			117			—			—

See accompanying notes.

62

	Schedule of Investments
	SAM Conservative Growth Portfolio
	June 30, 2017 (unaudited)

		Realized Gain/Loss	Realized Gain from
	Income	on Investments	Capital Gain Distributions
Small-MidCap Dividend Income Fund(b)	65	103	—
Small-MidCap Dividend Income Fund(c)	—	—	—
	$345	$2,346	$—

(a)	Purchases and Sales include transactions related to the transition of assets from the Institutional Class to Class R-6.
(b)	Institutional Class
(c)	Class R-6

Amounts in thousands except shares

See accompanying notes.

63

		Schedule of Investments
		SAM Flexible Income Portfolio
		June 30, 2017 (unaudited)

INVESTMENT COMPANIES - 100.02%	Shares Held	Value (000's)
Money Market Funds - 0.39%
Cash Account Trust - Government & Agency	838,752	$839
Portfolio - Government Cash Managed

Principal Exchange-Traded Funds - 4.50%
Principal Active Global Dividend Income ETF	131,000	3,344
(a),(b)
Principal EDGE Active Income ETF (a)	149,500	6,230
		$9,574
Principal Funds, Inc. Class R-6 - 23.11%
Global Diversified Income Fund (a)	765,913	10,615
Global Real Estate Securities Fund (a)	800,208	7,362
High Yield Fund (a)	1,282,122	9,488
International Emerging Markets Fund (a)	48,737	1,242
Preferred Securities Fund (a)	1,077,578	11,228
Real Estate Debt Income Fund (a)	420,901	4,049
Small-MidCap Dividend Income Fund (a)	308,135	5,177
		$49,161
Principal Funds, Inc. Institutional Class - 25.21%
Diversified International Fund (a)	338,827	4,310
Inflation Protection Fund (a)	1,624,127	13,837
LargeCap Growth Fund (a)	337,879	3,308
LargeCap Value Fund (a)	372,359	4,610
Short-Term Income Fund (a)	2,258,433	27,553
		$53,618
Principal Variable Contracts Funds, Inc. Class 1 - 46.81%
Equity Income Account (a)	809,614	20,289
Government & High Quality Bond Account (a)	2,393,407	24,174
Income Account (a)	5,180,673	55,122
		$99,585
TOTAL INVESTMENT COMPANIES		$212,777
Total Investments		$212,777
Other Assets and Liabilities - (0.02)%		$(51)
TOTAL NET ASSETS - 100.00%		$212,726

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(b)	Non-Income Producing Security

Portfolio Summary (unaudited)

Fund Type	Percent
Fixed Income Funds	71.29%
Domestic Equity Funds	15.70%
International Equity Funds	7.65%
Specialty Funds	4.99%
Investment Companies	0.39%
Other Assets and Liabilities	(0.02)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

64

Schedule of Investments
SAM Flexible Income Portfolio
June 30, 2017 (unaudited)

	December 31,	December 31,						June 30,
Affiliated Securities	2016	2016	Purchases	Purchases	Sales	Sales	June 30, 2017	2017
	Shares	Cost	Shares(a)	Cost(a)	Shares(a)	Proceeds(a)	Shares	Cost
Diversified International Fund(b)	576,088	$6,841	12,128	$144	249,389	$3,119	338,827	$3,954
Equity Income Account	859,400	10,558	35,362	866	85,148	2,080	809,614	9,450
Global Diversified Income Fund (b)	1,038,861	13,933	28,701	395	1,067,562	14,281	—	—
Global Diversified Income Fund (c)	—	—	768,005	10,192	2,092	29	765,913	10,163
Global Real Estate Securities Fund (b)	584,516	4,882	299,733	2,616	884,249	7,477	—	—
Global Real Estate Securities Fund (c)	—	—	801,781	6,733	1,573	14	800,208	6,719
Government & High Quality Bond	2,207,913	21,791	336,932	3,381	151,438	1,524	2,393,407	23,637
Account
High Yield Fund(b)	2,191,381	15,112	62,339	461	2,253,720	15,602	—	—
High Yield Fund(c)	—	—	1,286,049	8,491	3,927	29	1,282,122	8,462
Income Account	6,359,194	63,152	108,977	1,146	1,287,498	13,593	5,180,673	50,763
Inflation Protection Fund (b)	1,065,529	9,150	663,398	5,651	104,800	894	1,624,127	13,896
International Emerging Markets	93,891	2,187	214	5	94,105	2,234	—	—
Fund(b)
International Emerging Markets	—	—	48,737	1,119	—	—	48,737	1,119
Fund(c)
LargeCap Growth Fund(b)	774,787	8,010	6,018	56	442,926	3,951	337,879	3,317
LargeCap Value Fund (b)	581,343	7,307	8,122	99	217,106	2,652	372,359	4,588
Preferred Securities Fund(b)	327,816	2,760	789,618	8,162	1,117,434	10,921	—	—
Preferred Securities Fund(c)	—	—	1,080,829	10,543	3,251	34	1,077,578	10,509
Principal Active Global Dividend	—	—	131,000	3,300	—	—	131,000	3,300
Income ETF
Principal EDGE Active Income ETF	149,500	5,787	—	—	—	—	149,500	5,787
Real Estate Debt Income Fund(b)	441,035	4,247	13,483	129	454,518	4,374	—	—
Real Estate Debt Income Fund(c)	—	—	421,903	4,062	1,002	9	420,901	4,053
Short-Term Income Fund (b)	1,638,136	19,977	694,089	8,436	73,792	898	2,258,433	27,513
Small-MidCap Dividend Income	598,093	5,993	13,026	215	611,119	8,007	—	—
Fund(b)
Small-MidCap Dividend Income	—	—	308,423	3,045	288	4	308,135	3,041
Fund(c)
		$201,687		$79,247		$91,726		$190,271

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Diversified International Fund(b)		$—			$88			$—
Equity Income Account		—			106			—
Global Diversified Income Fund (b)		221			(47)			—
Global Diversified Income Fund (c)		42			—			—
Global Real Estate Securities Fund (b)		32			(21)			—
Global Real Estate Securities Fund (c)		—			—			—
Government & High Quality Bond Account		—			(11)			—
High Yield Fund(b)		287			29			—
High Yield Fund(c)		9			—			—
Income Account		—			58			—
Inflation Protection Fund (b)		—			(11)			—
International Emerging Markets Fund(b)		—			42			—
International Emerging Markets Fund(c)		—			—			—
LargeCap Growth Fund(b)		—			(798)			—
LargeCap Value Fund (b)		—			(166)			—
Preferred Securities Fund(b)		100			(1)			—
Preferred Securities Fund(c)		45			—			—
Principal Active Global Dividend Income
ETF		—			—			—
Principal EDGE Active Income ETF		129			—			—
Real Estate Debt Income Fund(b)		56			(2)			—
Real Estate Debt Income Fund(c)		11			—			—
Short-Term Income Fund (b)		252			(2)			—
Small-MidCap Dividend Income Fund(b)		20			1,799			—
Small-MidCap Dividend Income Fund(c)		—			—			—
		$1,204			$1,063			$—

(a)	Purchases and Sales include transactions related to the transition of assets from the Institutional Class to Class R-6.
(b)	Institutional Class
(c)	Class R-6

Amounts in thousands except shares

See accompanying notes.

65

		Schedule of Investments
		SAM Strategic Growth Portfolio
		June 30, 2017 (unaudited)

INVESTMENT COMPANIES - 100.03%	Shares Held	Value (000's)
Money Market Funds - 0.20%
Cash Account Trust - Government & Agency	522,203	$522
Portfolio - Government Cash Managed

Principal Exchange-Traded Funds - 12.38%
Principal Active Global Dividend Income ETF	498,000	12,713
(a),(b)
Principal EDGE Active Income ETF (a)	239,300	9,971
Principal U.S. Small Cap Index ETF (a)	354,800	10,197
		$32,881
Principal Funds, Inc. Class R-6 - 26.24%
EDGE MidCap Fund (a),(b)	458,976	5,870
Global Multi-Strategy Fund (a),(b)	420,739	4,738
Global Real Estate Securities Fund (a)	1,312,665	12,077
International Small Company Fund (a),(b)	471,378	5,440
Multi-Manager Equity Long/Short Fund (a)	615,013	6,408
Origin Emerging Markets Fund (a)	1,588,760	16,317
Real Estate Debt Income Fund (a)	793,082	7,629
Small-MidCap Dividend Income Fund (a)	667,514	11,214
		$69,693
Principal Funds, Inc. Institutional Class - 53.79%
Diversified International Fund (a)	4,438,888	56,463
LargeCap Growth Fund (a)	2,126,683	20,820
LargeCap Value Fund (a)	2,131,306	26,386
Principal Capital Appreciation Fund (a)	564,473	34,275
Short-Term Income Fund (a)	405,521	4,947
		$142,891
Principal Variable Contracts Funds, Inc. Class 1 - 7.42%
Equity Income Account (a)	787,187	19,727

TOTAL INVESTMENT COMPANIES		$265,714
Total Investments		$265,714
Other Assets and Liabilities - (0.03)%		$(81)
TOTAL NET ASSETS - 100.00%		$265,633

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(b)	Non-Income Producing Security

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	48.36%
International Equity Funds	38.79%
Fixed Income Funds	8.48%
Specialty Funds	4.20%
Investment Companies	0.20%
Other Assets and Liabilities	(0.03)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

66

Schedule of Investments
SAM Strategic Growth Portfolio
June 30, 2017 (unaudited)

December 31,		December 31,							June 30,
Affiliated Securities	2016	2016		Purchases	Purchases	Sales	Sales	June 30, 2017	2017
	Shares	Cost		Shares(a)	Cost(a)	Shares(a)	Proceeds(a)	Shares	Cost
Diversified International Fund(b)	4,176,148	$49,777		519,870	$6,453	257,130	$3,091	4,438,888	$53,078
EDGE MidCap Fund (b)	465,049	5,377		14,612	184	479,661	5,564	—	—
EDGE MidCap Fund (c)	—	—		459,205	5,303	229	3	458,976	5,300
Equity Income Account	1,249,556	14,303		37,644	922	500,013	12,265	787,187	8,589
Global Multi-Strategy Fund(b)	448,699	4,890		15,735	176	464,434	5,073	—	—
Global Multi-Strategy Fund(c)	—	—		421,258	4,590	519	6	420,739	4,584
Global Real Estate Securities Fund (b)	1,072,438	8,941		310,332	2,720	1,382,770	11,643	—	—
Global Real Estate Securities Fund (c)	—	—		1,313,929	11,026	1,264	12	1,312,665	11,014
International Small Company Fund(b)	477,413	4,695		29,325	327	506,738	5,038	—	—
International Small Company Fund(c)	—	—		472,139	4,664	761	9	471,378	4,655
LargeCap Growth Fund(b)	3,456,656	35,736		18,093	171	1,348,066	12,407	2,126,683	21,456
LargeCap Value Fund(b)	2,381,420	30,118		36,758	452	286,872	3,502	2,131,306	26,823
Multi-Manager Equity Long/Short	546,525	5,390		95,528	973	27,040	280	615,013	6,085
Fund(c)
Origin Emerging Markets Fund(b)	1,906,803	17,414		37,860	352	1,944,663	17,669	—	—
Origin Emerging Markets Fund(c)	—	—		1,590,466	14,241	1,706	17	1,588,760	14,224
Principal Active Global Dividend	—	—		498,000	12,501	—	—	498,000	12,501
Income ETF
Principal Capital Appreciation Fund (b)	689,810	37,177		7,196	426	132,533	7,879	564,473	29,715
Principal EDGE Active Income ETF	239,300	9,319		—	—	—	—	239,300	9,319
Principal U.S. Small Cap Index ETF	289,800	7,205		65,000	1,828	—	—	354,800	9,033
Real Estate Debt Income Fund(b)	250,547	2,405		554,753	5,303	805,300	7,708	—	—
Real Estate Debt Income Fund(c)	—	—		794,591	7,607	1,509	15	793,082	7,592
Short-Term Income Fund (b)	—	—		409,622	4,977	4,101	50	405,521	4,927
Small-MidCap Dividend Income	759,917	8,799		21,545	358	781,462	9,350	—	—
Fund(b)
Small-MidCap Dividend Income	—	—		667,862	7,501	348	6	667,514	7,495
Fund(c)
		$241,546			$93,055		$101,587		$236,390

					Realized Gain/Loss			Realized Gain from
		Income			on Investments		Capital Gain Distributions
Diversified International Fund(b)			$—			$(61)			$—
EDGE MidCap Fund (b)			—			3			—
EDGE MidCap Fund (c)			—			—			—
Equity Income Account			—			5,629			—
Global Multi-Strategy Fund(b)			—			7			—
Global Multi-Strategy Fund(c)			—			—			—
Global Real Estate Securities Fund (b)			51			(18)			—
Global Real Estate Securities Fund (c)			—			—			—
International Small Company Fund(b)			—			16			—
International Small Company Fund(c)			—			—			—
LargeCap Growth Fund(b)			—			(2,044)			—
LargeCap Value Fund (b)			—			(245)			—
Multi-Manager Equity Long/Short Fund (c)			—			2			—
Origin Emerging Markets Fund(b)			—			(97)			—
Origin Emerging Markets Fund(c)			—			—			—
Principal Active Global Dividend Income
ETF			—			—			—
Principal Capital Appreciation Fund (b)			—			(9)			—
Principal EDGE Active Income ETF			206			—			—
Principal U.S. Small Cap Index ETF			21			—			—
Real Estate Debt Income Fund(b)			90			—			—
Real Estate Debt Income Fund(c)			22			—			—
Short-Term Income Fund (b)			29			—			—
Small-MidCap Dividend Income Fund(b)			42			193			—
Small-MidCap Dividend Income Fund(c)			—			—			—
			$461			$3,376			$—

(a)	Purchases and Sales include transactions related to the transition of assets from the Institutional Class to Class R-6.
(b)	Institutional Class
(c)	Class R-6

Amounts in thousands except shares

See accompanying notes.

67

     Schedule of Investments Short-Term Income Account June 30, 2017 (unaudited)

INVESTMENT COMPANIES - 0.60%	Shares Held	Value (000's)
					Principal
Money Market Funds - 0.60%			BONDS (continued)		Amount (000's) Value (000's)

BlackRock Liquidity Funds FedFund Portfolio	994,732	$995	Automobile Asset Backed Securities (continued)

			CPS Auto Receivables Trust 2015-C

TOTAL INVESTMENT COMPANIES		$995	1.77%, 06/17/2019(b)		$133	$133

	Principal		CPS Auto Receivables Trust 2016-B
			2.07%, 11/15/2019(b)		108	108
BONDS - 98.00%	Amount (000's)	Value (000's)

Aerospace & Defense - 1.21%			CPS Auto Receivables Trust 2016-C
			1.62%, 01/15/2020(b)		533	533
Lockheed Martin Corp

1.85%, 11/23/2018	$500	$501	CPS Auto Trust
			1.50%, 06/15/2020(a),(b)		396	396
Rockwell Collins Inc
			1.68%, 08/17/2020(a),(b)		812	811
2.80%, 03/15/2022	500	505

3.20%, 03/15/2024	250	253	Ford Credit Auto Owner Trust 2015-REV2
			2.44%, 01/15/2027(a),(b)		673	680
United Technologies Corp

1.50%, 11/01/2019	400	398	Ford Credit Auto Owner Trust 2016-REV2
			2.03%, 12/15/2027(b)		750	745
1.90%, 05/04/2020	350	351

		$2,008	Ford Credit Auto Owner Trust/Ford Credit
			2.62%, 08/15/2028(b)		500	506
Airlines - 0.60%

American Airlines 2013-2 Class A Pass			Ford Credit Auto Owner Trust/Ford Credit

Through Trust			2014-RE	V1
			2.26%, 11/15/2025(a),(b)		673	679
4.95%, 07/15/2024	388	413

Delta Air Lines 2009-1 Class A Pass Through

Trust			Santander Drive Auto Receivables Trust 2013-3

7.75%, 06/17/2021	193	213	2.42%, 04/15/2019		80	80

Delta Air Lines 2012-1 Class A Pass Through			Santander Drive Auto Receivables Trust 2013-5
Trust			2.25%, 06/17/2019(a)		15	15

4.75%, 11/07/2021	356	373	2.73%, 10/15/2019(a)		228	230
		$999

Automobile Asset Backed Securities - 10.29%
			Santander Drive Auto Receivables Trust 2014-1

AmeriCredit Automobile Receivables 2015-4			2.36%, 04/15/2020		458	459
1.26%, 04/08/2019	48	48
			2.91%, 04/15/2020		355	358

AmeriCredit Automobile Receivables 2016-1
1.52%, 06/10/2019	106	106
			Santander Drive Auto Receivables Trust 2014-2

AmeriCredit Automobile Receivables Trust			2.76%, 02/18/2020(a)		220	222
2013-1

2.09%, 02/08/2019	225	225
			Santander Drive Auto Receivables Trust 2014-3

AmeriCredit Automobile Receivables Trust			2.13%, 08/17/2020(a)		166	166
2013-5

2.86%, 12/09/2019(a)	1,202	1,212	2.65%, 08/17/2020		115	116

AmeriCredit Automobile Receivables Trust			Santander Drive Auto Receivables Trust 2014-5
2014-1

2.15%, 03/09/2020(a)	100	100	2.46%, 06/15/2020		240	241

2.54%, 06/08/2020(a)	875	881	Santander Drive Auto Receivables Trust 2015-
			1

AmeriCredit Automobile Receivables Trust			2.57%, 04/15/2021		625	629
2014-2

2.57%, 07/08/2020(a)	395	397	Santander Drive Auto Receivables Trust 2015-
			2

AmeriCredit Automobile Receivables Trust			2.44%, 04/15/2021(a)		365	367
2014-3

2.58%, 09/08/2020(a)	100	101	Santander Drive Auto Receivables Trust 2016-
			3

Americredit Automobile Receivables Trust			1.34%, 11/15/2019		435	435
2016-4

1.34%, 04/08/2020	532	531
			TCF Auto Receivables Owner Trust 2016-PT1

Capital Auto Receivables Asset Trust 2013-2			1.93%, 06/15/2022(a),(b)		809	809
3.30%, 06/20/2019	425	425

			Westlake Automobile Receivables Trust 2015-1
Capital Auto Receivables Asset Trust 2014-1
2.22%, 01/22/2019	485	486	2.29%, 11/16/2020(b)		380	380
2.84%, 04/22/2019	345	346

			Westlake Automobile Receivables Trust 2015-2
Capital Auto Receivables Asset Trust 2014-2
2.03%, 12/20/2018	383	383	2.45%, 01/15/2021(b)		250	251
2.41%, 05/20/2019	90	90

Capital Auto Receivables Asset Trust 2016-2
1.32%, 01/22/2019(a)	295	295	Westlake Automobile Receivables Trust 2015-3
			1.42%, 05/17/2021(a),(b)		47	47

Capital Auto Receivables Asset Trust 2016-3
1.36%, 04/22/2019(a)	144	144	Westlake Automobile Receivables Trust 2016-
			1

CPS Auto Receivables Trust 2013-A			1.82%, 01/15/2019(b)		109	109
1.31%, 06/15/2020(a),(b)	209	208

CPS Auto Receivables Trust 2013-B

1.82%, 09/15/2020(a),(b)	129	129	Westlake Automobile Receivables Trust 2016-2
			1.57%, 06/17/2019(b)		288	288
CPS Auto Receivables Trust 2013-C

4.30%, 08/15/2019(b)	250	253	Westlake Automobile Receivables Trust 2016-
			3

CPS Auto Receivables Trust 2014-C			2.07%, 12/15/2021(a),(b)		600	599
1.31%, 02/15/2019(a),(b)	24	24

3.77%, 08/17/2020(b)	200	203				$17,022

CPS Auto Receivables Trust 2014-D			Automobile Floor Plan Asset Backed Securities - 0.83%

1.49%, 04/15/2019(b)	43	43	Ford Credit Floorplan Master Owner Trust A
			1.11%, 11/15/2021(a)		700	702

See accompanying notes.

68

Schedule of Investments
Short-Term Income Account
June 30, 2017 (unaudited)

	Principal		Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Automobile Floor Plan Asset Backed Securities (continued)			Banks (continued)
Volkswagen Credit Auto Master Trust			Morgan Stanley (continued)
1.56%, 07/22/2019(a),(b)	$673	$673	2.56%, 04/21/2021(a)	$1,000	$1,026
		$1,375	5.50%, 07/24/2020	500	546
Automobile Manufacturers - 2.09%			PNC Bank NA
Daimler Finance North America LLC			2.00%, 05/19/2020	1,000	998
1.38%, 08/01/2017(b)	336	336	4.88%, 09/21/2017	1,145	1,153
1.75%, 10/30/2019(b)	350	348	6.88%, 04/01/2018	250	259
Ford Motor Credit Co LLC			State Street Corp
2.02%, 05/03/2019	400	400	3.10%, 05/15/2023	238	242
3.34%, 03/28/2022	500	507	SunTrust Bank/Atlanta GA
PACCAR Financial Corp			2.25%, 01/31/2020	400	402
1.45%, 03/09/2018	336	336	7.25%, 03/15/2018	851	883
2.20%, 09/15/2019	323	325	SunTrust Banks Inc
Toyota Motor Credit Corp			2.90%, 03/03/2021	500	508
1.20%, 04/06/2018	400	399	UBS AG/London
2.10%, 01/17/2019	400	403	1.80%, 06/08/2020(a),(b)	250	250
2.60%, 01/11/2022	400	404	2.20%, 06/08/2020(b)	250	250
		$3,458	UBS Group Funding Switzerland AG
			3.49%, 05/23/2023(b)	300	307
Banks - 21.06%
Bank of America Corp			US Bancorp
2.32%, 01/20/2023(a)	1,750	1,769	2.63%, 01/24/2022	400	404
2.60%, 01/15/2019	500	505	US Bank NA/Cincinnati OH
2.63%, 10/19/2020	750	758	1.65%, 10/28/2019(a)	291	293
2.88%, 04/24/2023(a)	250	250	2.00%, 01/24/2020	400	402
Bank of New York Mellon Corp/The			Wells Fargo & Co
2.20%, 05/15/2019	673	679	2.26%, 01/24/2023(a)	1,000	1,011
2.22%, 10/30/2023(a)	500	511	Wells Fargo Bank NA
2.50%, 04/15/2021	300	302	1.65%, 01/22/2018	750	751
BB&T Corp			6.00%, 11/15/2017	250	254
1.80%, 04/01/2022(a)	100	101			$34,834
1.83%, 02/01/2019(a)	336	338	Beverages - 1.33%
2.05%, 05/10/2021	500	496	Anheuser-Busch InBev Finance Inc
Branch Banking & Trust Co			2.15%, 02/01/2019	586	589
2.10%, 01/15/2020	600	602	3.30%, 02/01/2023	500	515
2.63%, 01/15/2022	600	607	PepsiCo Inc
Capital One NA/Mclean VA			1.00%, 10/13/2017	250	250
1.65%, 02/05/2018	673	673	1.35%, 10/04/2019	350	347
2.00%, 09/13/2019(a)	500	502	2.15%, 10/14/2020	500	503
2.32%, 01/30/2023(a)	600	603			$2,204
Citigroup Inc			Biotechnology - 1.35%
1.70%, 04/27/2018	1,010	1,009	Amgen Inc
2.12%, 04/25/2022(a)	200	201	2.20%, 05/22/2019	373	375
2.28%, 05/17/2024(a)	250	250	2.20%, 05/11/2020	200	201
2.70%, 03/30/2021	900	906	2.65%, 05/11/2022	400	401
Fifth Third Bancorp			Biogen Inc
2.60%, 06/15/2022	800	798	2.90%, 09/15/2020	500	510
Fifth Third Bank/Cincinnati OH			Gilead Sciences Inc
1.63%, 09/27/2019	250	248	1.85%, 09/04/2018	250	251
2.25%, 06/14/2021	300	299	1.95%, 03/01/2022	250	245
2.30%, 03/15/2019	400	403	2.55%, 09/01/2020	250	254
Goldman Sachs Group Inc/The					$2,237
2.28%, 04/26/2022(a)	1,000	1,007	Chemicals - 1.58%
2.30%, 12/13/2019	400	401	Air Liquide Finance SA
2.31%, 04/23/2020(a)	1,010	1,027	1.75%, 09/27/2021(b)	250	243
2.60%, 04/23/2020	400	404	Airgas Inc
3.00%, 04/26/2022	800	806	1.65%, 02/15/2018	808	809
ING Groep NV			Chevron Phillips Chemical Co LLC / Chevron
2.45%, 03/29/2022(a)	250	254	Phillips Chemical Co LP
3.15%, 03/29/2022	450	459	1.70%, 05/01/2018(b)	505	505
JPMorgan Chase & Co			2.45%, 05/01/2020(b)	168	169
2.06%, 04/25/2023(a)	1,500	1,501	Westlake Chemical Corp
2.30%, 08/15/2021	500	497	4.63%, 02/15/2021	455	471
4.25%, 10/15/2020	500	531	4.88%, 05/15/2023	400	416
JPMorgan Chase Bank NA					$2,613
6.00%, 10/01/2017	2,020	2,041	Commercial Mortgage Backed Securities - 2.48%
KeyBank NA/Cleveland OH			Ginnie Mae
1.70%, 06/01/2018	500	501	0.60%, 07/16/2054(a),(c)	2,788	115
2.35%, 03/08/2019	650	654	0.65%, 09/16/2055(a),(c)	4,144	184
2.40%, 06/09/2022	400	398	0.77%, 06/16/2055(a),(c)	5,019	214
Morgan Stanley			0.79%, 01/16/2054(a),(c)	2,963	136
1.88%, 01/05/2018	336	336	0.79%, 10/16/2054(a),(c)	3,735	144
2.13%, 04/25/2018	250	251	0.84%, 10/16/2054(a),(c)	3,486	153
2.55%, 10/24/2023(a)	1,000	1,017
See accompanying notes.			69

Schedule of Investments
Short-Term Income Account
June 30, 2017 (unaudited)

	Principal		Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Commercial Mortgage Backed Securities (continued)			Electric (continued)
Ginnie Mae (continued)			Indiantown Cogeneration LP
0.85%, 03/16/2052(a),(c)	$2,777	$155	9.77%, 12/15/2020	$233	$253
0.89%, 10/16/2054(a),(c)	3,182	161	NextEra Energy Capital Holdings Inc
0.89%, 02/16/2055(a),(c)	5,770	202	7.30%, 09/01/2067(a)	173	174
0.91%, 01/16/2055(a),(c)	5,885	249	Public Service Co of New Mexico
1.11%, 06/16/2045(a),(c)	7,216	403	7.95%, 05/15/2018	1,015	1,068
1.12%, 08/16/2042(a),(c)	8,530	479	San Diego Gas & Electric Co
1.16%, 02/16/2046(a),(c)	5,569	324	1.91%, 02/01/2022	144	143
1.37%, 12/16/2036(a),(c)	2,272	131	Southern California Edison Co
GS Mortgage Securities Trust 2017-GS6			1.85%, 02/01/2022	296	292
1.95%, 05/10/2050	595	594	Southern Co/The
JPMDB Commercial Mortgage Securities			1.55%, 07/01/2018	200	199
Trust 2016-C4			Talen Energy Supply LLC
1.54%, 12/15/2049(a)	470	465	6.50%, 05/01/2018	168	170
		$4,109	Texas-New Mexico Power Co
Computers - 2.13%			9.50%, 04/01/2019(b)	202	227
Apple Inc			TransAlta Corp
1.00%, 05/03/2018	336	335	6.90%, 05/15/2018(a)	1,015	1,054
1.70%, 02/22/2019	200	201			$7,827
1.90%, 02/07/2020	200	200	Electronics - 0.76%
2.32%, 02/23/2021(a)	250	258	Fortive Corp
2.50%, 02/09/2022	400	404	1.80%, 06/15/2019	175	174
Dell International LLC / EMC Corp			2.35%, 06/15/2021	300	298
3.48%, 06/01/2019(b)	600	614	Honeywell International Inc
Hewlett Packard Enterprise Co			1.85%, 11/01/2021	800	787
2.45%, 10/05/2017	156	156			$1,259
2.85%, 10/05/2018	350	353	Engineering & Construction - 0.48%
International Business Machines Corp			SBA Tower Trust
1.95%, 02/12/2019	500	503	2.88%, 07/15/2046(b),(d)	400	399
2.25%, 02/19/2021	500	502	3.17%, 04/15/2047(b)	400	402
		$3,526			$801
Consumer Products - 0.24%			Finance - Mortgage Loan/Banker - 3.17%
Reckitt Benckiser Treasury Services PLC			Fannie Mae
1.86%, 06/24/2022(a),(b)	400	400	1.25%, 08/17/2021	800	782
			1.88%, 04/05/2022	1,600	1,595
Cosmetics & Personal Care - 0.18%			2.00%, 01/05/2022	2,350	2,358
Procter & Gamble Co/The			Freddie Mac
1.70%, 11/03/2021	300	296	2.38%, 01/13/2022	500	510
					$5,245
Credit Card Asset Backed Securities - 1.30%			Food - 0.68%
Cabela's Credit Card Master Note Trust			Kraft Heinz Foods Co
1.61%, 07/15/2022(a)	834	837	2.00%, 07/02/2018	269	270
1.81%, 08/16/2021(a),(b)	505	508
			Mondelez International Holdings Netherlands
Capital One Multi-Asset Execution Trust			BV
1.67%, 09/16/2024(a)	800	807	1.63%, 10/28/2019(b)	500	495
		$2,152	Tyson Foods Inc
Diversified Financial Services - 0.68%			1.65%, 05/30/2019(a)	250	251
GE Capital International Funding Co			1.76%, 06/02/2020(a)	100	100
Unlimited Co					$1,116
2.34%, 11/15/2020	400	403	Hand & Machine Tools - 0.36%
GTP Acquisition Partners I LLC			Stanley Black & Decker Inc
2.35%, 06/15/2045(b)	721	713	1.62%, 11/17/2018	600	599
		$1,116
Electric - 4.73%			Healthcare - Products - 0.77%
Alabama Power Co			Medtronic Global Holdings SCA
2.45%, 03/30/2022	750	753	1.70%, 03/28/2019	500	500
Black Hills Corp			Medtronic Inc
2.50%, 01/11/2019	300	302	2.05%, 03/15/2020(a)	250	254
Dominion Energy Inc			2.50%, 03/15/2020	505	513
1.40%, 09/15/2017	243	243			$1,267
2.58%, 07/01/2020(a)	200	201
			Healthcare - Services - 0.71%
2.96%, 07/01/2019(a)	650	660	Roche Holdings Inc
Duke Energy Florida LLC			1.64%, 09/30/2019(a),(b)	673	675
1.85%, 01/15/2020	400	400	UnitedHealth Group Inc
3.10%, 08/15/2021	250	257	1.70%, 02/15/2019	500	500
Emera US Finance LP					$1,175
2.70%, 06/15/2021	300	300	Home Equity Asset Backed Securities - 0.24%
Exelon Corp			Asset Backed Securities Corp Home Equity
3.50%, 06/01/2022(a)	500	511
			Loan Trust Series OOMC 2005-HE6
Fortis Inc/Canada			1.98%, 07/25/2035(a)	39	39
2.10%, 10/04/2021(b)	633	620
			Centex Home Equity Loan Trust 2005-D
			1.65%, 10/25/2035(a)	2	2

See accompanying notes.

70

Schedule of Investments
Short-Term Income Account
June 30, 2017 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Home Equity Asset Backed Securities (continued)			Media (continued)
Home Equity Asset Trust 2005-4			Walt Disney Co/The (continued)
1.49%, 10/25/2035(a)	$87	$87	2.30%, 02/12/2021	$200	$202
JP Morgan Mortgage Acquisition Corp 2005-					$1,763
OPT1			Mining - 0.63%
1.89%, 06/25/2035(a)	24	24	Glencore Finance Canada Ltd
RASC Series 2005-AHL2 Trust			2.70%, 10/25/2017(a),(b)	841	842
1.57%, 10/25/2035(a)	112	112	Glencore Funding LLC
RASC Series 2005-EMX2 Trust			4.13%, 05/30/2023(b)	200	205
1.73%, 07/25/2035(a)	53	53			$1,047
Structured Asset Securities Corp Mortgage			Miscellaneous Manufacturers - 1.14%
Loan Trust Series 2005-GEL4
2.15%, 08/25/2035(a)	2	2	General Electric Co
			5.50%, 01/08/2020	500	545
Terwin Mortgage Trust Series TMTS 2005-			Ingersoll-Rand Global Holding Co Ltd
14HE			6.88%, 08/15/2018	450	475
4.85%, 08/25/2036(a)	50	50
			Siemens Financieringsmaatschappij NV
Wells Fargo Home Equity Asset-Backed			1.86%, 03/16/2022(a),(b)	500	505
Securities 2004-2 Trust			2.20%, 03/16/2020(b)	350	352
2.06%, 10/25/2034(a)	21	21
					$1,877
		$390	Mortgage Backed Securities - 3.00%
Housewares - 0.25%			Alternative Loan Trust 2004-J8
Newell Brands Inc			6.00%, 02/25/2017	4	4
2.60%, 03/29/2019	200	202	Banc of America Funding 2004-1 Trust
3.85%, 04/01/2023	200	210	5.25%, 02/25/2019	5	5
		$412	Banc of America Funding 2004-3 Trust
Insurance - 7.00%			4.75%, 09/25/2019	23	23
Berkshire Hathaway Finance Corp			BCAP LLC 2011-RR11 Trust
1.70%, 03/15/2019	500	501	3.64%, 03/26/2035(a),(b)	136	136
Berkshire Hathaway Inc			CHL Mortgage Pass-Through Trust 2003-46
2.20%, 03/15/2021	400	403	3.14%, 01/19/2034(a)	57	57
2.75%, 03/15/2023	500	507	CHL Mortgage Pass-Through Trust 2004-J1
Five Corners Funding Trust			4.50%, 01/25/2019(a)	3	4
4.42%, 11/15/2023(b)	750	805	CHL Mortgage Pass-Through Trust 2004-J7
Hartford Financial Services Group Inc/The			5.00%, 09/25/2019	31	31
8.13%, 06/15/2068(a)	1,103	1,164	Credit Suisse First Boston Mortgage Securities
MassMutual Global Funding II			Corp
1.55%, 10/11/2019(b)	350	346	5.00%, 09/25/2019	6	6
2.10%, 08/02/2018(b)	505	507	CSFB Mortgage-Backed Pass-Through
2.35%, 04/09/2019(b)	865	873	Certificates Series 2004-AR4
Metropolitan Life Global Funding I			2.18%, 05/25/2034(a)	39	38
1.64%, 06/12/2020(a),(b)	250	250	CSFB Mortgage-Backed Trust Series 2004-7
1.75%, 12/19/2018(b)	400	400	5.00%, 10/25/2019	22	22
1.95%, 09/15/2021(b)	470	460	GSMSC Pass-Through Trust 2009-4R
2.30%, 04/10/2019(b)	1,173	1,183	1.47%, 12/26/2036(a),(b)	80	79
New York Life Global Funding			JP Morgan Mortgage Trust 2004-A3
1.45%, 12/15/2017(b)	250	250	3.39%, 07/25/2034(a)	34	34
1.75%, 06/10/2022(a),(b)	1,000	1,007	JP Morgan Mortgage Trust 2004-S1
1.95%, 02/11/2020(b)	808	806	5.00%, 09/25/2034	97	99
2.00%, 04/13/2021(b)	400	396	JP Morgan Mortgage Trust 2016-4
2.15%, 06/18/2019(b)	124	125	3.50%, 10/25/2046(b)	786	801
Prudential Financial Inc			JP Morgan Mortgage Trust 2017-2
8.88%, 06/15/2068(a)	1,500	1,594	3.50%, 05/25/2047(a),(b)	497	508
		$11,577	MASTR Alternative Loan Trust 2003-9
Internet - 0.42%			6.50%, 01/25/2019	28	29
Amazon.com Inc			MASTR Asset Securitization Trust 2004-11
2.60%, 12/05/2019	673	686	5.00%, 12/25/2019	7	7
			MASTR Asset Securitization Trust 2004-9
Machinery - Diversified - 0.53%			5.00%, 09/25/2019	13	13
John Deere Capital Corp			PHH Mortgage Trust Series 2008-CIM1
1.35%, 01/16/2018	173	173	5.22%, 06/25/2038	131	129
2.05%, 03/10/2020	700	704	Prime Mortgage Trust 2005-2
		$877	5.25%, 07/25/2020(a)	70	71
Manufactured Housing Asset Backed Securities - 0.01%			Provident Funding Mortgage Loan Trust 2005-
Conseco Financial Corp			1
7.70%, 09/15/2026	20	21	1.80%, 05/25/2035(a)	195	189
			RALI Series 2003-QS23 Trust
Media - 1.07%			5.00%, 12/26/2018	60	60
Time Warner Cable LLC			RALI Series 2004-QS3 Trust
8.25%, 04/01/2019	505	557	5.00%, 03/25/2019	28	27
Walt Disney Co/The			RBSSP Resecuritization Trust 2009-7
1.61%, 03/04/2022(a)	500	502	1.40%, 06/26/2037(a),(b)	35	34
1.95%, 03/04/2020	500	502

See accompanying notes.

71

Schedule of Investments
Short-Term Income Account
June 30, 2017 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Mortgage Backed Securities (continued)			Other Asset Backed Securities (continued)
RBSSP Resecuritization Trust 2009-			Trafigura Securitisation Finance PLC 2017-1
7 (continued)			2.06%, 12/15/2020(a),(b),(d)	$1,000	$1,000
5.00%, 09/26/2036(a),(b)	$1	$1	Verizon Owner Trust 2016-1
Sequoia Mortgage Trust 2013-4			1.42%, 01/20/2021(a),(b)	500	497
1.55%, 04/25/2043(a)	55	54	Verizon Owner Trust 2016-2
Sequoia Mortgage Trust 2013-8			1.68%, 05/20/2021(a),(b)	1,000	997
2.25%, 06/25/2043(a)	433	417	Verizon Owner Trust 2017-1
Sequoia Mortgage Trust 2017-1			2.06%, 09/20/2021(b)	250	251
3.50%, 02/25/2047(b)	485	495	Verizon Owner Trust 2017-2
Sequoia Mortgage Trust 2017-2			1.92%, 12/20/2021(a),(b),(d)	750	750
3.50%, 03/25/2047(b)	244	249			$8,829
Sequoia Mortgage Trust 2017-3			Pharmaceuticals - 1.14%
3.50%, 04/25/2047(b)	486	495	AbbVie Inc
Springleaf Mortgage Loan Trust 2013-2			1.80%, 05/14/2018	202	202
1.78%, 12/25/2065(b)	148	147	2.30%, 05/14/2021	200	200
3.52%, 12/25/2065(a),(b)	688	687	2.50%, 05/14/2020	336	340
WaMu Mortgage Pass-Through Certificates			Allergan Funding SCS
Series 2003-S8 Trust			2.35%, 03/12/2018	505	507
5.00%, 09/25/2018	4	4	Mead Johnson Nutrition Co
		$4,955	3.00%, 11/15/2020	250	256
Oil & Gas - 2.12%			Merck & Co Inc
BP Capital Markets PLC			1.10%, 01/31/2018	373	373
2.75%, 05/10/2023	185	184			$1,878
4.75%, 03/10/2019	673	706	Pipelines - 3.10%
Chevron Corp			Buckeye Partners LP
1.70%, 03/03/2022(a)	250	251	2.65%, 11/15/2018	649	652
1.72%, 06/24/2018	375	376	4.15%, 07/01/2023	400	411
2.90%, 03/03/2024	250	252	Columbia Pipeline Group Inc
Phillips 66			2.45%, 06/01/2018	168	169
1.79%, 04/15/2019(a),(b)	150	150	3.30%, 06/01/2020	168	172
1.89%, 04/15/2020(a),(b)	150	150	Florida Gas Transmission Co LLC
Shell International Finance BV			7.90%, 05/15/2019(b)	559	613
2.13%, 05/11/2020	505	508	Hiland Partners Holdings LLC / Hiland
2.38%, 08/21/2022	557	554	Partners Finance Corp
Total Capital International SA			5.50%, 05/15/2022(b)	133	139
1.75%, 08/10/2018(a)	370	372	TransCanada PipeLines Ltd
		$3,503	3.39%, 05/15/2067(a)	900	855
Other Asset Backed Securities - 5.34%			Williams Partners LP / ACMP Finance Corp
Ameriquest Mortgage Securities Inc Asset-			4.88%, 05/15/2023	700	726
Backed Pass-Through Ctfs Ser 2005-R1			4.88%, 03/15/2024	1,325	1,389
1.89%, 03/25/2035(a)	15	15			$5,126
Drug Royalty II LP 2			REITS - 1.14%
3.48%, 07/15/2023(a),(b)	484	481	Alexandria Real Estate Equities Inc
Drug Royalty III LP 1			2.75%, 01/15/2020	510	513
3.72%, 04/15/2027(a),(b)	250	250	American Tower Trust #1
3.98%, 04/15/2027(a),(b)	200	201	1.55%, 03/15/2043(b)	255	254
MVW Owner Trust 2015-1			Digital Realty Trust LP
2.52%, 12/20/2032(a),(b)	478	476	3.40%, 10/01/2020	300	308
MVW Owner Trust 2016-1			Healthcare Realty Trust Inc
2.25%, 12/20/2033(b)	417	412	5.75%, 01/15/2021	343	376
OneMain Financial Issuance Trust 2014-1			Kimco Realty Corp
2.43%, 06/18/2024(a),(b)	124	124	4.30%, 02/01/2018	336	339
OneMain Financial Issuance Trust 2014-2			WEA Finance LLC / Westfield UK & Europe
2.47%, 09/18/2024(b)	358	358	Finance PLC
OneMain Financial Issuance Trust 2015-2			1.75%, 09/15/2017(b)	100	100
2.57%, 07/18/2025(b)	649	650			$1,890
PFS Financing Corp			Retail - 1.64%
1.74%, 03/15/2021(a),(b)	750	751

1.76%, 10/15/2019(a),(b)	336	336	Costco Wholesale Corp
			2.15%, 05/18/2021	1,500	1,500
1.78%, 04/15/2020(a),(b)	536	536	Home Depot Inc/The
PFS Tax Lien Trust 2014-1			1.80%, 06/05/2020	500	500
1.44%, 05/15/2029(a),(b)	150	149
			2.00%, 04/01/2021	200	200
RAAC Series 2006-RP2 Trust
1.47%, 02/25/2037(a),(b)	40	40	McDonald's Corp
			2.75%, 12/09/2020	500	509
RAMP Series 2005-RZ4 Trust					$2,709
1.62%, 11/25/2035(a)	2	2
			Savings & Loans - 0.00%
Soundview Home Loan Trust 2005-CTX1			Washington Mutual Bank / Henderson NV
1.64%, 11/25/2035(a)	18	18	0.00%, 01/15/2013(d),(e),(f)	200	—
Structured Asset Investment Loan Trust 2005-
4
1.88%, 05/25/2035(a)	64	64
Trafigura Securitisation Finance PLC 2014-1
2.11%, 10/15/2018(a),(b)	471	471

See accompanying notes.

72

Schedule of Investments
Short-Term Income Account
June 30, 2017 (unaudited)

Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Semiconductors - 1.09%			Telecommunications (continued)
Broadcom Corp / Broadcom Cayman Finance			Verizon Communications Inc
Ltd			1.72%, 05/22/2020(a)	$200	$200
2.38%, 01/15/2020(b)	$600	$601	2.95%, 03/15/2022(b)	300	302
3.00%, 01/15/2022(b)	200	202			$3,342
QUALCOMM Inc			Transportation - 0.43%
1.85%, 05/20/2019	500	501	Ryder System Inc
1.93%, 01/30/2023(a)	500	502	2.25%, 09/01/2021	200	198
		$1,806	2.45%, 11/15/2018	505	508
Software - 1.38%					$706
Microsoft Corp			TOTAL BONDS		$162,083
1.10%, 08/08/2019	500	494	U.S. GOVERNMENT & GOVERNMENT	Principal
1.30%, 11/03/2018	250	250	AGENCY OBLIGATIONS - 0.14%	Amount (000's) Value (000's)
1.85%, 02/06/2020	400	401	Federal Home Loan Mortgage Corporation (FHLMC) - 0.01%
1.85%, 02/12/2020	338	338	2.94%, 09/01/2035(a)	$18	$19
Oracle Corp					$19
1.90%, 09/15/2021	200	198	Federal National Mortgage Association (FNMA) - 0.12%
2.25%, 10/08/2019	250	253	2.81%, 02/01/2037(a)	32	34
5.75%, 04/15/2018	336	347	2.88%, 04/01/2033(a)	67	70
		$2,281	2.91%, 11/01/2032(a)	3	3
Student Loan Asset Backed Securities - 5.30%			2.96%, 07/01/2034(a)	28	29
Keycorp Student Loan Trust 2000-b			3.03%, 08/01/2034(a)	10	10
1.47%, 07/25/2029(a)	729	712	3.13%, 12/01/2032(a)	15	16
KeyCorp Student Loan Trust 2003-A			3.33%, 02/01/2035(a)	4	4
1.69%, 01/25/2037(a)	653	628	3.38%, 01/01/2035(a)	13	14
KeyCorp Student Loan Trust 2004-A			3.50%, 12/01/2033(a)	13	14
1.70%, 01/27/2042(a)	457	457	4.15%, 11/01/2035(a)	1	1
KeyCorp Student Loan Trust 2006-A			8.00%, 05/01/2027	8	8
1.60%, 09/27/2035(a)	992	987
					$203
Navient Private Education Loan Trust 2014-			Government National Mortgage Association (GNMA) - 0.01%
CT			9.00%, 12/15/2020	1	1
1.86%, 09/16/2024(a),(b)	197	197
			10.00%, 02/15/2025	1	1
SLC Private Student Loan Trust 2006-A			10.00%, 06/15/2020	1	1
1.33%, 07/15/2036(a)	567	567
			10.00%, 09/15/2018	1	1
SLM Private Credit Student Loan Trust 2002-			10.00%, 05/15/2020	3	3
A					$7
1.80%, 12/16/2030(a)	564	553
			TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
SLM Private Credit Student Loan Trust 2004-			OBLIGATIONS		$229
A
1.65%, 06/15/2033(a)	192	186	Total Investments		$163,307
			Other Assets and Liabilities - 1.26%		$2,087
SLM Private Credit Student Loan Trust 2004-
B			TOTAL NET ASSETS - 100.00%		$165,394
1.58%, 03/15/2024(a)	698	682
SLM Private Credit Student Loan Trust 2005-
			(a)	Variable Rate. Rate shown is in effect at June 30, 2017.
B
1.52%, 12/15/2023(a)	234	234	(b)	Security exempt from registration under Rule 144A of the Securities Act of
			1933. These securities may be resold in transactions exempt from
SLM Private Credit Student Loan Trust 2006-
			registration, normally to qualified institutional buyers. At the end of the
A
1.44%, 12/15/2023(a)	43	43	period, the value of these securities totaled $44,066 or 26.64% of net
1.54%, 06/15/2039(a)	1,000	948	assets.
			(c) Security is an Interest Only Strip
SLM Private Education Loan Trust 2013-A
1.77%, 05/17/2027(b)	1,083	1,085	(d)	Fair value of these investments is determined in good faith by the Manager
			under procedures established and periodically reviewed by the Board of
SLM Private Education Loan Trust 2013-B
1.81%, 07/15/2022(a),(b)	35	35	Directors. Certain inputs used in the valuation may be unobservable;
1.85%, 06/17/2030(a),(b)	336	337	however, each security is evaluated individually for purposes of ASC 820
			which results in not all securities being identified as Level 3 of the fair
SLM Private Education Loan Trust 2014-A
1.76%, 07/15/2022(a),(b)	20	20	value hierarchy. At the end of the period, the fair value of these securities
			totaled $2,149 or 1.30% of net assets.
SMB Private Education Loan Trust 2016-C
1.71%, 11/15/2023(a),(b)	697	698	(e) Non-Income Producing Security
			(f)	Restricted Security. Please see Restricted Security Sub-Schedule for more
SMB Private Education Loan Trust 2017-A			information.
1.61%, 06/17/2024(a),(b)	400	401
		$8,770
Telecommunications - 2.02%
AT&T Inc
3.60%, 02/17/2023	1,000	1,023
Cisco Systems Inc
2.20%, 02/28/2021	250	251
4.95%, 02/15/2019	500	526
Crown Castle Towers LLC
4.88%, 08/15/2040(b)	265	283
Sprint Spectrum Co LLC / Sprint Spectrum Co
II LLC / Sprint Spectrum Co III LLC
3.36%, 03/20/2023(b)	750	757

See accompanying notes.

73

Schedule of Investments
Short-Term Income Account
June 30, 2017 (unaudited)

Portfolio Summary (unaudited)
Sector	Percent
Financial	29.88%
Asset Backed Securities	23.31%
Consumer, Non-cyclical	6.40%
Mortgage Securities	5.63%
Energy	5.22%
Industrial	4.91%
Utilities	4.73%
Technology	4.60%
Consumer, Cyclical	4.58%
Communications	3.50%
Government	3.17%
Basic Materials	2.21%
Investment Companies	0.60%
Other Assets and Liabilities	1.26%
TOTAL NET ASSETS	100.00%

Restricted Securities

Security Name	Trade Date	Cost	Value	Percent of Net Assets
Washington Mutual Bank / Henderson NV	04/25/2007	$199	$—	0.00%

Total				0.00%
Amounts in thousands

See accompanying notes.

74

Schedule of Investments SmallCap Account June 30, 2017 (unaudited)

COMMON STOCKS - 98.88%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Aerospace & Defense - 1.14%			Diversified Financial Services (continued)
Esterline Technologies Corp (a)	24,800	$2,351	Enova International Inc (a)	59,770	$888
			Houlihan Lokey Inc	25,120	877
Automobile Parts & Equipment - 3.30%			LPL Financial Holdings Inc	39,860	1,692
Cooper Tire & Rubber Co	78,734	2,842	Moelis & Co	37,320	1,450
Tenneco Inc	18,290	1,058			$6,292
Visteon Corp (a)	28,160	2,874	Electric - 2.14%
		$6,774	Avista Corp	51,630	2,192
Banks - 10.22%			Portland General Electric Co	48,430	2,213
Cathay General Bancorp	56,670	2,151			$4,405
CenterState Banks Inc	73,850	1,836	Electrical Components & Equipment - 1.87%
Central Pacific Financial Corp	71,250	2,242	Advanced Energy Industries Inc (a)	35,709	2,310
Cullen/Frost Bankers Inc	25,900	2,432	EnerSys	21,290	1,543
FCB Financial Holdings Inc (a)	40,430	1,930			$3,853
First Busey Corp	14,450	424	Electronics - 4.75%
First Merchants Corp	29,170	1,171	II-VI Inc (a)	64,920	2,227
First of Long Island Corp/The	16,297	466	Itron Inc (a)	18,650	1,263
Fulton Financial Corp	121,660	2,312	SYNNEX Corp	27,690	3,322
Guaranty Bancorp	24,770	674	Vishay Intertechnology Inc	177,730	2,950
Independent Bank Group Inc	16,280	969			$9,762
PacWest Bancorp	22,920	1,070	Engineering & Construction - 1.83%
Sandy Spring Bancorp Inc	14,770	601	MasTec Inc (a)	58,240	2,629
Umpqua Holdings Corp	102,470	1,881	Tutor Perini Corp (a)	39,080	1,124
Union Bankshares Corp	24,960	846			$3,753
		$21,005	Entertainment - 2.56%
Biotechnology - 2.48%			Eldorado Resorts Inc (a)	113,810	2,276
Acceleron Pharma Inc (a)	11,540	351	Red Rock Resorts Inc	25,070	590
Aratana Therapeutics Inc (a)	46,321	335	Vail Resorts Inc	11,850	2,404
Bellicum Pharmaceuticals Inc (a)	8,580	100
					$5,270
Bluebird Bio Inc (a)	4,250	446
			Environmental Control - 0.69%
Cambrex Corp (a)	3,919	234	AquaVenture Holdings Ltd (a)	26,312	401
Cytokinetics Inc (a)	2,035	25	Casella Waste Systems Inc (a)	36,590	600
DNIB Unwind Inc - Warrants (a),(b)	1,938	—	Energy Recovery Inc (a)	50,810	421
Epizyme Inc (a)	9,950	150
Exact Sciences Corp (a)	11,650	412			$1,422
FibroGen Inc (a)	11,520	372	Food - 1.94%
			Cal-Maine Foods Inc (a)	23,828	944
Genocea Biosciences Inc (a)	25,380	133
Insmed Inc (a)	23,070	396	Dean Foods Co	114,940	1,954
			SUPERVALU Inc (a)	332,010	1,092
Intercept Pharmaceuticals Inc (a)	1,210	147
Kite Pharma Inc (a)	4,880	506			$3,990
MacroGenics Inc (a)	13,270	232	Gas - 1.19%
Seattle Genetics Inc (a)	4,470	231	Southwest Gas Holdings Inc	33,430	2,442
Spark Therapeutics Inc (a)	3,420	204
Ultragenyx Pharmaceutical Inc (a)	7,130	443	Healthcare - Products - 2.57%
			ICU Medical Inc (a)	18,680	3,222
Versartis Inc (a)	22,210	388
			K2M Group Holdings Inc (a)	44,040	1,073
		$5,105	Nevro Corp (a)	8,910	663
Building Materials - 1.65%			STAAR Surgical Co (a)	30,450	329
NCI Building Systems Inc (a)	73,865	1,234
Ply Gem Holdings Inc (a)	20,682	371			$5,287
US Concrete Inc (a)	22,625	1,777	Healthcare - Services - 1.74%
			HealthSouth Corp	62,680	3,034
		$3,382	Natera Inc (a)	12,120	132
Chemicals - 2.15%			Teladoc Inc (a)	11,770	408
Cabot Corp	25,240	1,349
					$3,574
Huntsman Corp	53,950	1,394
Univar Inc (a)	57,480	1,678	Home Builders - 0.80%
			Installed Building Products Inc (a)	31,035	1,643
		$4,421
Commercial Services - 6.69%
AMN Healthcare Services Inc (a)	24,940	974	Insurance - 5.08%
			American Financial Group Inc/OH	21,430	2,130
Brink's Co/The	44,980	3,014	Argo Group International Holdings Ltd	22,944	1,390
INC Research Holdings Inc (a)	26,280	1,537
			Assured Guaranty Ltd	32,040	1,337
Insperity Inc	25,990	1,845	Athene Holding Ltd (a)	20,650	1,025
K12 Inc (a)	37,990	681
Live Nation Entertainment Inc (a)	37,781	1,317	CNO Financial Group Inc	136,500	2,850
			MGIC Investment Corp (a)	152,429	1,707
Navigant Consulting Inc (a)	46,970	928
On Assignment Inc (a)	44,410	2,405			$10,439
SP Plus Corp (a)	34,770	1,062	Internet - 1.86%
			Carvana Co (a)	70,470	1,442
		$13,763	GoDaddy Inc (a)	53,767	2,281
Computers - 2.86%			Okta Inc (a)	4,330	99
CACI International Inc (a)	21,650	2,708
ExlService Holdings Inc (a)	33,720	1,874			$3,822
Sykes Enterprises Inc (a)	38,660	1,296	Iron & Steel - 1.00%
			Reliance Steel & Aluminum Co	13,410	976
		$5,878
			Steel Dynamics Inc	30,180	1,081
Diversified Financial Services - 3.06%					$2,057
BGC Partners Inc	109,580	1,385

See accompanying notes.

75

Schedule of Investments SmallCap Account June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Leisure Products & Services - 0.86%			Savings & Loans - 0.78%
Planet Fitness Inc	75,340	$1,758	Pacific Premier Bancorp Inc (a)	43,460	$1,604

Lodging - 1.24%			Semiconductors - 1.21%
Extended Stay America Inc	132,040	2,556	Entegris Inc (a)	113,390	2,489

Machinery - Construction & Mining - 0.88%			Software - 5.19%
Oshkosh Corp	26,380	1,817	Alteryx Inc (a)	13,840	270
			Apptio Inc (a)	32,314	561
Machinery - Diversified - 0.33%			Aspen Technology Inc (a)	52,560	2,904
Columbus McKinnon Corp/NY	26,610	676	Atlassian Corp PLC (a)	32,220	1,134
Gerber Scientific Inc (a),(b)	1,974	—	Blackbaud Inc	34,990	3,000
		$676	Manhattan Associates Inc (a)	28,980	1,393
Metal Fabrication & Hardware - 0.91%			Take-Two Interactive Software Inc (a)	19,160	1,406
Atkore International Group Inc (a)	56,310	1,270			$10,668
Global Brass & Copper Holdings Inc	19,624	599	Telecommunications - 2.24%
		$1,869	Gigamon Inc (a)	24,480	963
Mining - 0.29%			NETGEAR Inc (a)	32,530	1,402
US Silica Holdings Inc	16,980	603	Plantronics Inc	42,850	2,242
					$4,607
Miscellaneous Manufacturers - 0.96%			TOTAL COMMON STOCKS		$203,295
Trinseo SA	28,740	1,974	INVESTMENT COMPANIES - 1.12%	Shares Held	Value (000's)
			Money Market Funds - 1.12%
Oil & Gas - 2.46%			BlackRock Liquidity Funds FedFund Portfolio	2,310,671	2,311
Carrizo Oil & Gas Inc (a)	55,530	967
Delek Holdco Inc	24,961	660	TOTAL INVESTMENT COMPANIES		$2,311
Murphy USA Inc (a)	26,700	1,979
			Total Investments		$205,606
Oasis Petroleum Inc (a)	74,480	600
			Other Assets and Liabilities - 0.00%		$(6)
Resolute Energy Corp (a)	16,208	483
			TOTAL NET ASSETS - 100.00%		$205,600
Ring Energy Inc (a)	29,104	378
		$5,067
Oil & Gas Services - 1.10%			(a) Non-Income Producing Security
Mammoth Energy Services Inc (a)	54,380	1,012	(b)		Fair value of these investments is determined in good faith by the Manager
MRC Global Inc (a)	64,430	1,064	under procedures established and periodically reviewed by the Board of
Pioneer Energy Services Corp (a)	85,770	176	Directors. Certain inputs used in the valuation may be unobservable;
		$2,252	however, each security is evaluated individually for purposes of ASC 820
Packaging & Containers - 0.61%			which results in not all securities being identified as Level 3 of the fair
Graphic Packaging Holding Co	91,520	1,261	value hierarchy. At the end of the period, the fair value of these securities
			totaled $0 or 0.00% of net assets.
Pharmaceuticals - 4.59%
Array BioPharma Inc (a)	43,570	365
Clovis Oncology Inc (a)	4,400	412
Coherus Biosciences Inc (a)	14,790	212	Portfolio Summary (unaudited)
Concert Pharmaceuticals Inc (a)	14,250	199	Sector		Percent
DexCom Inc (a)	2,990	219	Financial		26.98%
Nektar Therapeutics (a)	34,430	673	Consumer, Non-cyclical		20.01%
Neurocrine Biosciences Inc (a)	5,940	273	Industrial		15.62%
Portola Pharmaceuticals Inc (a)	5,920	332	Consumer, Cyclical		12.58%
PRA Health Sciences Inc (a)	38,140	2,861	Technology		9.26%
Prestige Brands Holdings Inc (a)	56,179	2,967	Communications		4.10%
ProQR Therapeutics NV (a)	9,412	49	Energy		3.56%
Revance Therapeutics Inc (a)	9,070	239	Basic Materials		3.44%
TESARO Inc (a)	1,690	236	Utilities		3.33%
Vanda Pharmaceuticals Inc (a)	25,011	408	Investment Companies		1.12%
		$9,445	Other Assets and Liabilities		0.00%
REITS - 7.84%			TOTAL NET ASSETS		100.00%
American Homes 4 Rent	118,640	2,678
Armada Hoffler Properties Inc	37,690	488
CoreSite Realty Corp	15,630	1,618
First Industrial Realty Trust Inc	99,020	2,834
Hudson Pacific Properties Inc	89,620	3,064
Monmouth Real Estate Investment Corp	36,630	551
Summit Hotel Properties Inc	145,840	2,720
Two Harbors Investment Corp	217,840	2,159
		$16,112
Retail - 3.82%
Big 5 Sporting Goods Corp	49,620	648
Caleres Inc	90,658	2,519
Foundation Building Materials Inc (a)	33,163	426
GMS Inc (a)	52,770	1,483
Ruth's Hospitality Group Inc	50,620	1,101
Tile Shop Holdings Inc	47,230	975
World Fuel Services Corp	18,087	695
		$7,847

See accompanying notes.

76

Glossary to the Schedule of Investments
June 30, 2017 (unaudited)

Currency Abbreviations
USD/$	United States Dollar

See accompanying notes.

77

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends
		Beginning of	Income	Gain (Loss) on	Investment	Investment	Realized	and
		Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions
DIVERSIFIED INTERNATIONAL ACCOUNT
Class 1 shares
2017	(c)	$13.42	$0.16	$1.97	$2.13	$–	$–	$–
2016		13.68	0.24	(0.18)	0.06	(0.32)	–	(0.32)
2015		14.08	0.26	(0.29)	(0.03)	(0.37)	–	(0.37)
2014		14.87	0.24	(0.70)	(0.46)	(0.33)	–	(0.33)
2013		12.89	0.24	2.09	2.33	(0.35)	–	(0.35)
2012		11.12	0.27	1.76	2.03	(0.26)	–	(0.26)
Class 2 shares
2017	(c)	13.52	0.14	1.99	2.13	–	–	–
2016		13.78	0.20	(0.18)	0.02	(0.28)	–	(0.28)
2015		14.19	0.21	(0.29)	(0.08)	(0.33)	–	(0.33)
2014		14.97	0.21	(0.70)	(0.49)	(0.29)	–	(0.29)
2013		12.96	0.22	2.10	2.32	(0.31)	–	(0.31)
2012		11.18	0.23	1.76	1.99	(0.21)	–	(0.21)
EQUITY INCOME ACCOUNT
Class 1 shares
2017	(c)	23.20	0.29	1.57	1.86	–	–	–
2016		21.67	0.57	2.77	3.34	(0.64)	(1.17)	(1.81)
2015		23.12	0.58	(1.46)	(0.88)	(0.57)	–	(0.57)
2014		21.00	0.57	2.09	2.66	(0.54)	–	(0.54)
2013		17.03	0.54	4.04	4.58	(0.61)	–	(0.61)
2012		15.53	0.54	1.47	2.01	(0.51)	–	(0.51)
Class 2 shares
2017	(c)	23.03	0.26	1.55	1.81	–	–	–
2016		21.52	0.51	2.75	3.26	(0.58)	(1.17)	(1.75)
2015		22.96	0.52	(1.45)	(0.93)	(0.51)	–	(0.51)
2014		20.87	0.51	2.07	2.58	(0.49)	–	(0.49)
2013		16.92	0.49	4.02	4.51	(0.56)	–	(0.56)
2012		15.43	0.49	1.46	1.95	(0.46)	–	(0.46)

See accompanying notes.

78

				FINANCIAL HIGHLIGHTS (Continued)
				PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
						(unaudited)

Net Asset			Net Assets, End of	Ratio of Expenses		Ratio of Net		Portfolio
Value, End	Total		Period (in	to Average Net		Investment Income to		Turnover
of Period	Return(b)		thousands)	Assets		Average Net Assets		Rate

$15.55	15.87	%(d)	$272,658	0.91	%(e)	2.20	%(e)	55.8	%(e)
13.42	0.36		243,997	0.91		1.77		56.8
13.68	(0.35)		273,300	0.88		1.80		48.2
14.08	(3.21)		429,194	0.86		1.64		62.1
14.87	18.40		501,094	0.87		1.78		79.5
12.89	18.44		464,751	0.87		2.23		76.0

15.65	15.75	(d)	1,529	1.16	(e)	1.95	(e)	55.8	(e)
13.52	0.11		1,362	1.16		1.50		56.8
13.78	(0.65)		1,360	1.13		1.47		48.2
14.19	(3.41)		1,266	1.11		1.38		62.1
14.97	18.18		1,458	1.12		1.61		79.5
12.96	18.01		1,643	1.12		1.95		76.0

25.06	8.02	(d)	512,796	0.50	(e)	2.40	(e)	13.0	(e)
23.20	15.72		525,829	0.50		2.54		17.1
21.67	(3.93)		513,126	0.49		2.54		10.7
23.12	12.80		599,407	0.48		2.57		11.6
21.00	27.30		630,542	0.48		2.83		18.0
17.03	13.01		578,099	0.49		3.26		20.8

24.84	7.86	(d)	25,047	0.75	(e)	2.15	(e)	13.0	(e)
23.03	15.43		24,197	0.75		2.29		17.1
21.52	(4.15)		23,215	0.74		2.29		10.7
22.96	12.46		25,491	0.73		2.32		11.6
20.87	27.02		24,810	0.73		2.58		18.0
16.92	12.72		22,844	0.74		3.01		20.8

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c)	Six months ended June 30, 2017.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.

See accompanying notes.

79

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends
		Beginning	of Income	Gain (Loss) on	Investment	Investment	Realized	and
		Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions
GOVERNMENT & HIGH QUALITY BOND ACCOUNT
Class 1 shares
2017	(c)	$9.98	$0.17	($0.05)	$0.12	$–	$–	$–
2016		10.16	0.33	(0.14)	0.19	(0.37)	–	(0.37)
2015		10.44	0.27	(0.19)	0.08	(0.35)	(0.01)	(0.36)
2014		10.33	0.27	0.25	0.52	(0.41)	–	(0.41)
2013		10.87	0.27	(0.39)	(0.12)	(0.42)	–	(0.42)
2012		10.90	0.33	0.09	0.42	(0.45)	–	(0.45)
Class 2 shares
2017	(c)	9.98	0.16	(0.06)	0.10	–	–	–
2016		10.17	0.31	(0.15)	0.16	(0.35)	–	(0.35)
2015		10.45	0.25	(0.18)	0.07	(0.34)	(0.01)	(0.35)
2014		10.34	0.24	0.25	0.49	(0.38)	–	(0.38)
2013		10.88	0.25	(0.39)	(0.14)	(0.40)	–	(0.40)
2012		10.90	0.30	0.10	0.40	(0.42)	–	(0.42)
INCOME ACCOUNT
Class 1 shares
2017	(c)	10.34	0.18	0.12	0.30	–	–	–
2016		10.24	0.38	0.21	0.59	(0.49)	–	(0.49)
2015		10.78	0.39	(0.46)	(0.07)	(0.47)	–	(0.47)
2014		10.68	0.43	0.16	0.59	(0.49)	–	(0.49)
2013		11.22	0.46	(0.43)	0.03	(0.57)	–	(0.57)
2012		10.71	0.53	0.48	1.01	(0.50)	–	(0.50)
Class 2 shares
2017	(c)	10.30	0.17	0.11	0.28	–	–	–
2016		10.20	0.36	0.21	0.57	(0.47)	–	(0.47)
2015		10.73	0.36	(0.45)	(0.09)	(0.44)	–	(0.44)
2014		10.63	0.40	0.16	0.56	(0.46)	–	(0.46)
2013		11.17	0.43	(0.43)	–	(0.54)	–	(0.54)
2012		10.66	0.50	0.47	0.97	(0.46)	–	(0.46)

See accompanying notes.

80

				FINANCIAL HIGHLIGHTS (Continued)
				PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
						(unaudited)

Net Asset			Net Assets, End of	Ratio of Expenses		Ratio of Net
Value, End	Total		Period (in	to Average Net		Investment Income to		Portfolio
of Period	Return(b)		thousands)	Assets		Average Net Assets		Turnover Rate

$10.10	1.20	%(d)	$245,970	0.51	%(e)	3.49	%(e)	24.9	%(e)
9.98	1.80		247,620	0.51		3.25		25.8
10.16	0.79		286,659	0.51		2.61		21.9
10.44	5.08		314,509	0.51		2.56		19.1
10.33	(1.03)		379,351	0.51		2.58		45.3
10.87	3.91		432,172	0.51		2.98		41.4

10.08	1.00	(d)	2,288	0.76	(e)	3.24	(e)	24.9	(e)
9.98	1.54		2,307	0.76		3.02		25.8
10.17	0.67		1,837	0.76		2.37		21.9
10.45	4.75		916	0.76		2.31		19.1
10.34	(1.30)		931	0.76		2.33		45.3
10.88	3.70		1,143	0.76		2.73		41.4

10.64	2.90	(d)	214,077	0.51	(e)	3.51	(e)	8.4	(e)
10.34	5.72		228,874	0.51		3.66		8.1
10.24	(0.71)		254,751	0.51		3.62		12.6
10.78	5.55		275,597	0.51		3.95		16.6
10.68	0.40		269,330	0.51		4.22		12.8
11.22	9.57		292,756	0.51		4.78		14.7

10.58	2.72	(d)	2,634	0.76	(e)	3.26	(e)	8.4	(e)
10.30	5.52		2,695	0.76		3.40		8.1
10.20	(0.92)		2,445	0.76		3.38		12.6
10.73	5.26		3,036	0.76		3.71		16.6
10.63	0.10		3,390	0.76		3.97		12.8
11.17	9.28		3,875	0.76		4.55		14.7

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c)	Six months ended June 30, 2017.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.

See accompanying notes.

81

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends
		Beginning of	Income	Gain (Loss) on	Investment	Investment	Realized	and
		Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions
LARGECAP GROWTH ACCOUNT
Class 1 shares
2017	(c)	$24.40	$0.06	$3.91	$3.97	$–	$–	$–
2016		25.79	0.11	(1.43)	(1.32)	(0.07)	–	(0.07)
2015		24.60	0.06	1.17	1.23	(0.04)	–	(0.04)
2014		22.26	0.03	2.44	2.47	(0.13)	–	(0.13)
2013		16.87	0.07	5.61	5.68	(0.29)	–	(0.29)
2012		14.48	0.12	2.32	2.44	(0.05)	–	(0.05)
Class 2 shares
2017	(c)	24.29	0.01	3.91	3.92	–	–	–
2016		25.69	0.04	(1.42)	(1.38)	(0.02)	–	(0.02)
2015		24.53	–	1.16	1.16	–	–	–
2014		22.20	(0.03)	2.44	2.41	(0.08)	–	(0.08)
2013		16.83	0.02	5.59	5.61	(0.24)	–	(0.24)
2012		14.43	0.08	2.32	2.40	–	–	–
MIDCAP ACCOUNT
Class 1 shares
2017	(c)	50.96	0.10	6.51	6.61	–	–	–
2016		55.24	0.33	5.30	5.63	(0.24)	(9.67)	(9.91)
2015		60.79	0.22	1.19	1.41	(0.32)	(6.64)	(6.96)
2014		59.37	0.36	6.96	7.32	(0.32)	(5.58)	(5.90)
2013		47.20	0.28	15.31	15.59	(0.82)	(2.60)	(3.42)
2012		40.51	0.46	7.35	7.81	(0.40)	(0.72)	(1.12)
Class 2 shares
2017	(c)	50.69	0.03	6.47	6.50	–	–	–
2016		54.97	0.20	5.27	5.47	(0.08)	(9.67)	(9.75)
2015		60.54	0.07	1.17	1.24	(0.17)	(6.64)	(6.81)
2014		59.16	0.21	6.93	7.14	(0.18)	(5.58)	(5.76)
2013		47.06	0.15	15.25	15.40	(0.70)	(2.60)	(3.30)
2012		40.39	0.35	7.33	7.68	(0.29)	(0.72)	(1.01)

See accompanying notes.

82

				FINANCIAL HIGHLIGHTS (Continued)
				PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
						(unaudited)

Net Asset			Net Assets, End of	Ratio of Expenses		Ratio of Net		Portfolio
Value, End			Period (in	to Average Net		Investment Income to		Turnover
of Period	Total Return(b)		thousands)	Assets		Average Net Assets		Rate

$28.37	16.31%(d),(e)		$106,988	0.69	%(f)	0.43	%(f)	84.6	%(f)
24.40	(5.13)		96,198	0.69		0.43		78.2
25.79	4.98		118,385	0.69		0.23		47.1
24.60	11.12		123,091	0.69		0.13		67.2
22.26	33.91		100,140	0.69		0.37		70.1
16.87	16.85		210,351	0.69		0.73		62.6

28.21	16.14	(d)	1,106	0.94	(f)	0.10	(f)	84.6	(f)
24.29	(5.38)		923	0.94		0.17		78.2
25.69	4.73		1,090	0.94		(0.01)		47.1
24.53	10.85		661	0.94		(0.11)		67.2
22.20	33.64	(e)	712	0.94		0.10		70.1
16.83	16.56	(e)	604	0.94		0.47		62.6

57.57	12.97	(d)	555,161	0.54	(f)	0.36	(f)	12.4	(f)
50.96	10.37		576,634	0.54		0.62		13.6
55.24	1.64		617,437	0.53		0.37		26.3
60.79	12.99		676,836	0.53		0.60		21.6
59.37	33.93		649,893	0.53		0.52		12.4
47.20	19.44		560,842	0.55		1.03		21.5

57.19	12.82	(d)	16,425	0.79	(f)	0.11	(f)	12.4	(f)
50.69	10.11		14,985	0.79		0.38		13.6
54.97	1.37		15,243	0.78		0.12		26.3
60.54	12.70		15,960	0.78		0.35		21.6
59.16	33.58		15,105	0.78		0.27		12.4
47.06	19.16		12,179	0.80		0.79		21.5

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c)	Six months ended June 30, 2017.
(d)	Total return amounts have not been annualized.
(e)	Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(f)	Computed on an annualized basis.

See accompanying notes.

83

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends
		Beginning of	Income	Gain (Loss) on	Investment	Investment	Realized	and
		Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions
PRINCIPAL CAPITAL APPRECIATION ACCOUNT
Class 1 shares
2017	(c)	$23.94	$0.13	$1.92	$2.05	$–	$–	$–
2016		22.35	0.30	1.73	2.03	(0.26)	(0.18)	(0.44)
2015		22.31	0.30	0.20	0.50	(0.06)	(0.40)	(0.46)
2014		24.45	0.24	2.52	2.76	(0.81)	(4.09)	(4.90)
2013		23.75	0.30	6.63	6.93	(1.86)	(4.37)	(6.23)
2012		21.36	0.35	2.58	2.93	(0.26)	(0.28)	(0.54)
Class 2 shares
2017	(c)	23.71	0.10	1.90	2.00	–	–	–
2016		22.14	0.24	1.72	1.96	(0.21)	(0.18)	(0.39)
2015		22.11	0.23	0.21	0.44	(0.01)	(0.40)	(0.41)
2014		24.27	0.18	2.50	2.68	(0.75)	(4.09)	(4.84)
2013		23.62	0.21	6.60	6.81	(1.79)	(4.37)	(6.16)
2012		21.23	0.29	2.58	2.87	(0.20)	(0.28)	(0.48)

See accompanying notes.

84

				FINANCIAL HIGHLIGHTS (Continued)
				PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
						(unaudited)

Net Asset			Net Assets, End of	Ratio of Expenses		Ratio of Net
Value, End	Total		Period (in	to Average Net		Investment Income to		Portfolio
of Period	Return(b)		thousands)	Assets		Average Net Assets		Turnover Rate

$25.99	8.56	%(d)	$148,130	0.63	%(e)	1.04	%(e)	22.7	%(e)
23.94	9.11		147,193	0.63		1.31		33.7
22.35	2.18		154,732	0.64		1.33		22.1	(f)
22.31	12.45		33,190	0.66		1.02		8.6
24.45	32.65		32,077	0.65		1.18		6.7
23.75	13.83		145,393	0.64		1.51		6.2

25.71	8.44	(d)	7,812	0.88	(e)	0.79	(e)	22.7	(e)
23.71	8.85		7,420	0.88		1.06		33.7
22.14	1.94		7,517	0.89		1.05		22.1	(f)
22.11	12.19		6,891	0.91		0.77		8.6
24.27	32.27		6,362	0.90		0.85		6.7
23.62	13.57		5,238	0.89		1.26		6.2

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c)	Six months ended June 30, 2017.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Portfolio turnover rate excludes approximately $1,237,000 of purchases from portfolio realignment from the acquisition of LargeCap Blend Account II.

See accompanying notes.

85

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends
		Beginning of	Income	Gain (Loss) on	Investment	Investment	Realized	and
		Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions
REAL ESTATE SECURITIES ACCOUNT
Class 1 shares
2017	(c)	$21.30	$0.06	$0.78	$0.84	$–	$–	$–
2016		22.20	0.31	1.09	1.40	(0.32)	(1.98)	(2.30)
2015		22.33	0.34	0.57	0.91	(0.34)	(0.70)	(1.04)
2014		17.08	0.29	5.28	5.57	(0.32)	–	(0.32)
2013		16.63	0.35	0.33	0.68	(0.23)	–	(0.23)
2012		14.39	0.21	2.26	2.47	(0.23)	–	(0.23)
Class 2 shares
2017	(c)	21.36	0.02	0.79	0.81	–	–	–
2016		22.29	0.28	1.06	1.34	(0.29)	(1.98)	(2.27)
2015		22.45	0.34	0.53	0.87	(0.33)	(0.70)	(1.03)
2014		17.18	0.27	5.27	5.54	(0.27)	–	(0.27)
2013		16.72	0.30	0.34	0.64	(0.18)	–	(0.18)
2012		14.46	0.17	2.26	2.43	(0.17)	–	(0.17)
SAM BALANCED PORTFOLIO
Class 1 shares
2017	(c)	14.44	0.02	1.02	1.04	–	–	–
2016		14.69	0.30	0.70	1.00	(0.32)	(0.93)	(1.25)
2015		16.51	0.30	(0.38)	(0.08)	(0.49)	(1.25)	(1.74)
2014		18.53	0.47	0.73	1.20	(0.52)	(2.70)	(3.22)
2013		16.33	0.47	2.37	2.84	(0.43)	(0.21)	(0.64)
2012		14.76	0.41	1.46	1.87	(0.11)	(0.19)	(0.30)
Class 2 shares
2017	(c)	14.30	–	1.00	1.00	–	–	–
2016		14.55	0.27	0.69	0.96	(0.28)	(0.93)	(1.21)
2015		16.37	0.26	(0.38)	(0.12)	(0.45)	(1.25)	(1.70)
2014		18.39	0.43	0.73	1.16	(0.48)	(2.70)	(3.18)
2013		16.22	0.41	2.35	2.76	(0.38)	(0.21)	(0.59)
2012		14.66	0.36	1.46	1.82	(0.07)	(0.19)	(0.26)

See accompanying notes.

86

				FINANCIAL HIGHLIGHTS (Continued) PRINCIPAL VARIABLE CONTRACTS FUNDS, INC. (unaudited)

Net Asset			Net Assets, End of	Ratio of Expenses		Ratio of Net
Value, End	Total		Period (in	to Average Net		Investment Income to		Portfolio
of Period	Return(b)		thousands)	Assets		Average Net Assets		Turnover Rate

$22.14	3.94	%(d)	$154,245	0.89	%(e)	0.57	%(e)	18.7	%(e)
21.30	5.85		158,760	0.89		1.38		31.3
22.20	4.21		159,292	0.89		1.54		22.8
22.33	32.82		166,701	0.89		1.48		15.7
17.08	4.10		128,601	0.89		1.96		22.1
16.63	17.17		133,069	0.90		1.33		44.1

22.17	3.79	(d)	2,290	1.14	(e)	0.21	(e)	18.7	(e)
21.36	5.53		4,215	1.14		1.26		31.3
22.29	4.00		1,994	1.14		1.56		22.8
22.45	32.44		492	1.14		1.37		15.7
17.18	3.87		271	1.14		1.72		22.1
16.72	16.86		257	1.15		1.08		44.1

15.48	7.20	(d)	670,677	0.23 (e)	,(f)	0.22	(e)	25.4	(e)
14.44	6.82		672,562	0.23	(f)	2.07		16.5
14.69	(0.81)		732,937	0.23	(f)	1.88		26.1
16.51	6.82		826,908	0.23	(f)	2.64		16.4
18.53	17.68		913,823	0.23	(f)	2.68		46.7
16.33	12.75		812,380	0.23	(f)	2.60		9.1

15.30	6.99	(d)	101,938	0.48 (e)	,(f)	(0.03	) (e)	25.4	(e)
14.30	6.62		97,047	0.48	(f)	1.88		16.5
14.55	(1.08)		96,511	0.48	(f)	1.66		26.1
16.37	6.59		99,852	0.48	(f)	2.44		16.4
18.39	17.32		102,716	0.48	(f)	2.37		46.7
16.22	12.47		95,208	0.48	(f)	2.32		9.1

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c)	Six months ended June 30, 2017.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Does not include expenses of the investment companies in which the Portfolio invests.

See accompanying notes.

87

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends
		Beginning of	Income	Gain (Loss) on	Investment	Investment	Realized	and
		Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions
SAM CONSERVATIVE BALANCED PORTFOLIO
Class 1 shares
2017	(c)	$11.50	$0.03	$0.62	$0.65	$–	$–	$–
2016		11.52	0.31	0.42	0.73	(0.30)	(0.45)	(0.75)
2015		12.60	0.29	(0.36)	(0.07)	(0.41)	(0.60)	(1.01)
2014		13.39	0.41	0.40	0.81	(0.42)	(1.18)	(1.60)
2013		12.49	0.40	1.00	1.40	(0.37)	(0.13)	(0.50)
2012		11.47	0.37	0.90	1.27	(0.10)	(0.15)	(0.25)
Class 2 shares
2017	(c)	11.38	0.02	0.60	0.62	–	–	–
2016		11.41	0.27	0.42	0.69	(0.27)	(0.45)	(0.72)
2015		12.48	0.27	(0.36)	(0.09)	(0.38)	(0.60)	(0.98)
2014		13.28	0.38	0.38	0.76	(0.38)	(1.18)	(1.56)
2013		12.39	0.36	1.00	1.36	(0.34)	(0.13)	(0.47)
2012		11.38	0.33	0.90	1.23	(0.07)	(0.15)	(0.22)
SAM CONSERVATIVE GROWTH PORTFOLIO
Class 1 shares
2017	(c)	17.22	–	1.57	1.57	–	–	–
2016		17.22	0.30	0.90	1.20	(0.26)	(0.94)	(1.20)
2015		19.02	0.26	(0.41)	(0.15)	(0.43)	(1.22)	(1.65)
2014		20.60	0.48	0.97	1.45	(0.39)	(2.64)	(3.03)
2013		17.04	0.40	3.50	3.90	(0.34)	–	(0.34)
2012		14.99	0.33	1.79	2.12	(0.07)	–	(0.07)
Class 2 shares
2017	(c)	17.01	(0.02)	1.54	1.52	–	–	–
2016		17.02	0.25	0.89	1.14	(0.21)	(0.94)	(1.15)
2015		18.82	0.21	(0.40)	(0.19)	(0.39)	(1.22)	(1.61)
2014		20.42	0.42	0.97	1.39	(0.35)	(2.64)	(2.99)
2013		16.89	0.34	3.49	3.83	(0.30)	–	(0.30)
2012		14.87	0.28	1.77	2.05	(0.03)	–	(0.03)

See accompanying notes.

88

				FINANCIAL HIGHLIGHTS (Continued)
				PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
						(unaudited)

Net Asset			Net Assets, End of	Ratio of Expenses		Ratio of Net
Value, End	Total		Period (in	to Average Net		Investment Income to		Portfolio
of Period	Return(b)		thousands)	Assets		Average Net Assets		Turnover Rate

$12.15	5.65	%(d)	$180,872	0.23%(e),(f)		0.52	%(e)	30.8	%(e)
11.50	6.37		183,830	0.23	(f)	2.64		19.8
11.52	(0.78)		193,585	0.23	(f)	2.38		28.2
12.60	6.22		206,621	0.23	(f)	3.10		21.2
13.39	11.53		212,247	0.23	(f)	3.10		35.6
12.49	11.19		190,310	0.24	(f)	3.07		15.7

12.00	5.45	(d)	17,923	0.48 (e)	,(f)	0.27	(e)	30.8	(e)
11.38	6.08		17,477	0.48	(f)	2.39		19.8
11.41	(0.93)		17,774	0.48	(f)	2.19		28.2
12.48	5.92		16,731	0.48	(f)	2.87		21.2
13.28	11.25		16,140	0.48	(f)	2.77		35.6
12.39	10.91		15,911	0.49	(f)	2.73		15.7

18.79	9.12	(d)	206,074	0.23 (e)	,(f)	(0.01	) (e)	28.7	(e)
17.22	7.00		194,284	0.23	(f)	1.73		25.5
17.22	(1.09)		193,966	0.23	(f)	1.40		29.1
19.02	7.43		198,465	0.23	(f)	2.40		19.4
20.60	23.07		179,850	0.23	(f)	2.10		48.5
17.04	14.18		143,547	0.24	(f)	2.00		12.5

18.53	8.94	(d)	116,353	0.48 (e)	,(f)	(0.26	) (e)	28.7	(e)
17.01	6.76		108,247	0.48	(f)	1.49		25.5
17.02	(1.34)		103,771	0.48	(f)	1.17		29.1
18.82	7.14		102,757	0.48	(f)	2.11		19.4
20.42	22.82		99,013	0.48	(f)	1.82		48.5
16.89	13.81		84,306	0.49	(f)	1.76		12.5

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c)	Six months ended June 30, 2017.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Does not include expenses of the investment companies in which the Portfolio invests.

See accompanying notes.

89

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends
		Beginning of	Income	Gain (Loss) on	Investment	Investment	Realized	and
		Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions
SAM FLEXIBLE INCOME PORTFOLIO
Class 1 shares
2017	(c)	$12.45	$0.06	$0.46	$0.52	$–	$–	$–
2016		12.27	0.42	0.44	0.86	(0.43)	(0.25)	(0.68)
2015		13.22	0.40	(0.56)	(0.16)	(0.47)	(0.32)	(0.79)
2014		13.72	0.49	0.33	0.82	(0.52)	(0.80)	(1.32)
2013		13.38	0.49	0.51	1.00	(0.48)	(0.18)	(0.66)
2012		12.42	0.48	0.83	1.31	(0.15)	(0.20)	(0.35)
Class 2 shares
2017	(c)	12.34	0.04	0.47	0.51	–	–	–
2016		12.17	0.38	0.44	0.82	(0.40)	(0.25)	(0.65)
2015		13.12	0.37	(0.56)	(0.19)	(0.44)	(0.32)	(0.76)
2014		13.62	0.45	0.33	0.78	(0.48)	(0.80)	(1.28)
2013		13.29	0.46	0.50	0.96	(0.45)	(0.18)	(0.63)
2012		12.34	0.44	0.83	1.27	(0.12)	(0.20)	(0.32)
SAM STRATEGIC GROWTH PORTFOLIO
Class 1 shares
2017	(c)	18.54	0.01	1.89	1.90	–	–	–
2016		18.70	0.30	0.85	1.15	(0.28)	(1.03)	(1.31)
2015		21.00	0.29	(0.56)	(0.27)	(0.47)	(1.56)	(2.03)
2014		23.55	0.56	1.33	1.89	(0.38)	(4.06)	(4.44)
2013		18.74	0.40	4.70	5.10	(0.29)	–	(0.29)
2012		16.26	0.29	2.23	2.52	(0.04)	–	(0.04)
Class 2 shares
2017	(c)	18.33	(0.01)	1.86	1.85	–	–	–
2016		18.50	0.26	0.83	1.09	(0.23)	(1.03)	(1.26)
2015		20.80	0.24	(0.55)	(0.31)	(0.43)	(1.56)	(1.99)
2014		23.38	0.49	1.32	1.81	(0.33)	(4.06)	(4.39)
2013		18.61	0.33	4.68	5.01	(0.24)	–	(0.24)
2012		16.15	0.24	2.22	2.46	–	–	–

See accompanying notes.

90

				FINANCIAL HIGHLIGHTS (Continued)
				PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
						(unaudited)

Net Asset			Net Assets, End of	Ratio of Expenses		Ratio of Net
Value, End	Total		Period (in	to Average Net		Investment Income to		Portfolio
of Period	Return(b)		thousands)	Assets		Average Net Assets		Turnover Rate

$12.97	4.18	%(d)	$193,429	0.23%(e),(f)		0.89	%(e)	32.7	%(e)
12.45	7.04		196,393	0.23	(f)	3.32		17.1
12.27	(1.31)		200,828	0.23	(f)	3.05		25.2
13.22	6.03		215,309	0.23	(f)	3.55		18.8
13.72	7.75		214,572	0.23	(f)	3.57		29.7
13.38	10.64		215,628	0.24	(f)	3.69		11.7

12.85	4.13	(d)	19,297	0.48 (e)	,(f)	0.64	(e)	32.7	(e)
12.34	6.73		20,085	0.48	(f)	3.06		17.1
12.17	(1.55)		21,108	0.48	(f)	2.85		25.2
13.12	5.80		19,836	0.48	(f)	3.27		18.8
13.62	7.46		19,464	0.48	(f)	3.36		29.7
13.29	10.34		19,667	0.49	(f)	3.41		11.7

20.44	10.25	(d)	151,349	0.23 (e)	,(f)	0.13	(e)	29.5	(e)
18.54	6.15		145,083	0.23	(f)	1.61		23.4
18.70	(1.62)		142,227	0.23	(f)	1.45		37.9
21.00	8.68		138,863	0.23	(f)	2.50		20.4
23.55	27.40		121,049	0.23	(f)	1.89		62.5
18.74	15.52		90,348	0.24	(f)	1.61		13.9

20.18	10.09	(d)	114,284	0.48 (e)	,(f)	(0.12	) (e)	29.5	(e)
18.33	5.90		103,870	0.48	(f)	1.41		23.4
18.50	(1.87)		95,775	0.48	(f)	1.19		37.9
20.80	8.35		96,446	0.48	(f)	2.21		20.4
23.38	27.09		87,689	0.48	(f)	1.57		62.5
18.61	15.23		71,997	0.49	(f)	1.36		13.9

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c)	Six months ended June 30, 2017.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Does not include expenses of the investment companies in which the Portfolio invests.

See accompanying notes.

91

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends
		Beginning of	Income	Gain (Loss) on	Investment	Investment	Realized	and
		Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions
SHORT-TERM INCOME ACCOUNT
Class 1 shares
2017	(c)	$2.54	$0.03	$0.01	$0.04	$–	$–	$–
2016		2.54	0.05	–	0.05	(0.05)	–	(0.05)
2015		2.59	0.04	(0.02)	0.02	(0.07)	–	(0.07)
2014		2.59	0.05	(0.01)	0.04	(0.04)	–	(0.04)
2013		2.61	0.04	(0.01)	0.03	(0.05)	–	(0.05)
2012		2.54	0.05	0.08	0.13	(0.06)	–	(0.06)
Class 2 shares
2017	(c)	2.53	0.02	0.02	0.04	–	–	–
2016		2.53	0.04	0.01	0.05	(0.05)	–	(0.05)
2015		2.58	0.04	(0.02)	0.02	(0.07)	–	(0.07)
2014		2.59	0.04	(0.01)	0.03	(0.04)	–	(0.04)
2013		2.60	0.04	(0.01)	0.03	(0.04)	–	(0.04)
2012		2.53	0.04	0.08	0.12	(0.05)	–	(0.05)
SMALLCAP ACCOUNT(g)
Class 1 shares
2017	(c)	15.21	0.02	0.36	0.38	–	–	–
2016		13.55	0.15	2.15	2.30	(0.04)	(0.60)	(0.64)
2015		13.99	0.05	(0.03)	0.02	(0.01)	(0.45)	(0.46)
2014		13.79	0.02	0.64	0.66	(0.05)	(0.41)	(0.46)
2013		9.36	0.04	4.43	4.47	(0.04)	–	(0.04)
2012		8.16	0.07	1.13	1.20	–	–	–
Class 2 shares
2017	(c)	15.17	(0.01)	0.36	0.35	–	–	–
2016		13.52	0.11	2.15	2.26	(0.01)	(0.60)	(0.61)
2015	(h)	14.49	0.02	(0.53)	(0.51)	(0.01)	(0.45)	(0.46)

See accompanying notes.

92

				FINANCIAL HIGHLIGHTS (Continued)
				PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
						(unaudited)

Net Asset			Net Assets, End of	Ratio of Expenses		Ratio of Net
Value, End	Total		Period (in	to Average Net		Investment Income to		Portfolio
of Period	Return(b)		thousands)	Assets		Average Net Assets		Turnover Rate

$2.58	1.57	%(d)	$163,167	0.50%(e),(f)		2.10	%(e)	81.5	%(e)
2.54	2.14		170,538	0.50	(f)	1.91		48.6
2.54	0.71		160,833	0.49	(f)	1.63		57.0
2.59	1.73		267,674	0.49	(f)	1.74		54.3
2.59	1.14		256,561	0.48	(f)	1.65		54.7
2.61	5.00		262,427	0.49	(f)	1.95		59.1

2.57	1.58	(d)	2,227	0.75 (e)	,(f)	1.86	(e)	81.5	(e)
2.53	2.01		2,072	0.75	(f)	1.65		48.6
2.53	0.59		1,485	0.74	(f)	1.39		57.0
2.58	1.02		913	0.74	(f)	1.49		54.3
2.59	1.25		838	0.73	(f)	1.40		54.7
2.60	4.67		1,269	0.74	(f)	1.72		59.1

15.59	2.50	(d)	200,706	0.83	(e)	0.20	(e)	71.2	(e)
15.21	17.39		209,911	0.83		1.08		57.1
13.55	(0.10)		205,344	0.83		0.33		63.3
13.99	4.89		64,682	0.87		0.16		67.0
13.79	47.81		64,785	0.87		0.38		78.1
9.36	14.71		47,469	0.89		0.76		94.5

15.52	2.31	(d)	4,894	1.08	(e)	(0.11	) (e)	71.2	(e)
15.17	17.15		4,938	1.08		0.80		57.1
13.52	(3.76	) (d)	4,523	1.08	(e)	0.13	(e)	63.3	(e)

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c)	Six months ended June 30, 2017.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Reflects Manager's contractual expense limit.
(g)	Effective May 1, 2016, SmallCap Blend Account changed its name to SmallCap Account.
(h)	Period from February 17, 2015 date operations commenced, through December 31, 2015.

See accompanying notes.

93

SHAREHOLDER EXPENSE EXAMPLE
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
June 30, 2017 (unaudited)

As a shareholder of Principal Variable Contracts Funds, Inc. you incur ongoing costs, including management fees; distribution fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in Principal Variable Contracts Funds, Inc. and to compare these costs with the ongoing costs of investing in other mutual funds. As a shareholder of SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, or SAM Strategic Growth Portfolio, your fund will indirectly bear its pro rata share of the expenses incurred by the investment companies in which the fund invests. These expenses are not included in the fund’s annualized expense ratio used to calculate the expenses paid in this example. If they were, the expenses paid would be higher. Expenses shown below and on the following pages do not account for fees, expenses and charges of any variable insurance contract or retirement plan. If these fees had been reflected, expenses would have been higher.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the period (January 1, 2017 to June 30, 2017).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each account’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the account’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in Principal Variable Contracts Funds, Inc. and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	January 1, 2017	Annualized
	January 1, 2017	June 30, 2017	to June 30, 2017(a)	Expense Ratio
Diversified International Account Class 1
Actual	$1,000.00	$1,158.72	$4.87	0.91%
Hypothetical	1,000.00	1,020.28	4.56	0.91

Diversified International Account Class 2
Actual	1,000.00	1,157.54	6.21	1.16
Hypothetical	1,000.00	1,019.04	5.81	1.16

Equity Income Account Class 1
Actual	1,000.00	1,080.17	2.58	0.50
Hypothetical	1,000.00	1,022.32	2.51	0.50

Equity Income Account Class 2
Actual	1,000.00	1,078.59	3.87	0.75
Hypothetical	1,000.00	1,021.08	3.76	0.75

Government & High Quality Bond Account Class 1
Actual	1,000.00	1,012.02	2.54	0.51
Hypothetical	1,000.00	1,022.27	2.56	0.51

Government & High Quality Bond Account Class 2
Actual	1,000.00	1,010.02	3.79	0.76
Hypothetical	1,000.00	1,021.03	3.81	0.76

Income Account Class 1
Actual	1,000.00	1,029.01	2.57	0.51
Hypothetical	1,000.00	1,022.27	2.56	0.51

Income Account Class 2
Actual	1,000.00	1,027.18	3.82	0.76
Hypothetical	1,000.00	1,021.03	3.81	0.76

94

	SHAREHOLDER EXPENSE EXAMPLE (Continued)
	PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
	June 30, 2017 (unaudited)

			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	January 1, 2017	Annualized
	January 1, 2017	June 30, 2017	to June 30, 2017(a)	Expense Ratio

LargeCap Growth Account Class 1
Actual	$1,000.00	$1,163.11	$3.70	0.69%
Hypothetical	1,000.00	1,021.37	3.46	0.69

LargeCap Growth Account Class 2
Actual	1,000.00	1,161.38	5.04	0.94
Hypothetical	1,000.00	1,020.13	4.71	0.94

MidCap Account Class 1
Actual	1,000.00	1,129.71	2.85	0.54
Hypothetical	1,000.00	1,022.12	2.71	0.54

MidCap Account Class 2
Actual	1,000.00	1,128.23	4.17	0.79
Hypothetical	1,000.00	1,020.88	3.96	0.79

Principal Capital Appreciation Account Class 1
Actual	1,000.00	1,085.63	3.26	0.63
Hypothetical	1,000.00	1,021.67	3.16	0.63

Principal Capital Appreciation Account Class 2
Actual	1,000.00	1,084.35	4.55	0.88
Hypothetical	1,000.00	1,020.43	4.41	0.88

Real Estate Securities Account Class 1
Actual	1,000.00	1,039.44	4.50	0.89
Hypothetical	1,000.00	1,020.38	4.46	0.89

Real Estate Securities Account Class 2
Actual	1,000.00	1,037.92	5.76	1.14
Hypothetical	1,000.00	1,019.14	5.71	1.14

SAM Balanced Portfolio Class 1
Actual	1,000.00	1,072.02	1.18	0.23
Hypothetical	1,000.00	1,023.65	1.15	0.23

SAM Balanced Portfolio Class 2
Actual	1,000.00	1,069.93	2.46	0.48
Hypothetical	1,000.00	1,022.41	2.41	0.48

SAM Conservative Balanced Portfolio Class 1
Actual	1,000.00	1,056.52	1.17	0.23
Hypothetical	1,000.00	1,023.65	1.15	0.23

SAM Conservative Balanced Portfolio Class 2
Actual	1,000.00	1,054.48	2.45	0.48
Hypothetical	1,000.00	1,022.41	2.41	0.48

SAM Conservative Growth Portfolio Class 1
Actual	1,000.00	1,091.17	1.19	0.23
Hypothetical	1,000.00	1,023.65	1.15	0.23

SAM Conservative Growth Portfolio Class 2
Actual	1,000.00	1,089.36	2.49	0.48
Hypothetical	1,000.00	1,022.41	2.41	0.48

SAM Flexible Income Portfolio Class 1
Actual	1,000.00	1,041.77	1.16	0.23
Hypothetical	1,000.00	1,023.65	1.15	0.23

SAM Flexible Income Portfolio Class 2
Actual	1,000.00	1,041.33	2.43	0.48
Hypothetical	1,000.00	1,022.41	2.41	0.48

SAM Strategic Growth Portfolio Class 1
Actual	1,000.00	1,102.48	1.20	0.23
Hypothetical	1,000.00	1,023.65	1.15	0.23

SAM Strategic Growth Portfolio Class 2
Actual	1,000.00	1,100.93	2.50	0.48
Hypothetical	1,000.00	1,022.41	2.41	0.48

95

	SHAREHOLDER EXPENSE EXAMPLE (Continued)
	PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
	June 30, 2017 (unaudited)

			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	January 1, 2017	Annualized
	January 1, 2017	June 30, 2017	to June 30, 2017(a)	Expense Ratio

Short-Term Income Account Class 1
Actual	$1,000.00	$1,015.75	$2.50	0.50%
Hypothetical	1,000.00	1,022.32	2.51	0.50

Short-Term Income Account Class 2
Actual	1,000.00	1,015.81	3.75	0.75
Hypothetical	1,000.00	1,021.08	3.76	0.75

SmallCap Account Class 1
Actual	1,000.00	1,024.98	4.17	0.83
Hypothetical	1,000.00	1,020.68	4.16	0.83

SmallCap Account Class 2
Actual	1,000.00	1,023.07	5.42	1.08
Hypothetical	1,000.00	1,019.44	5.41	1.08

(a) Expenses are equal to a fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

96

FUND DIRECTORS AND OFFICERS

Under Maryland law, a Board of Directors oversees the Fund. The Directors have financial or other relevant experience and meet several times during the year to review contracts, Fund activities and the quality of services provided to the Fund. Each director also has the same position with Principal Funds, Inc. and Principal Exchange-Traded Funds which are also sponsored by Principal Life Insurance Company. Each director holds office for an indefinite term or until reaching age 72. Directors considered to be “interested persons” as defined in the Investment Company Act of 1940, as shown below are considered to be interested because of an affiliation with the Manager and Principal Life Insurance Company.

The following directors are considered not to be “interested persons” as defined in the 1940 Act

Other
Name,		Number of Portfolios	Directorships
Position Held with the Fund,	Principal Occupation(s)	in Fund Complex	Held by Director
Year of Birth	During past 5 years	Overseen by Director	During Past 5 Years
Elizabeth Ballantine	Principal, EBA Associates	127	Durango Herald, Inc;
Director since 2004			McClatchy
Member, Nominating and Governance			Newspapers, Inc.
Committee
1948

Leroy T. Barnes, Jr.	Retired.	127	McClatchy
Director since March 2012			Newspapers, Inc.;
Member, Audit Committee			Herbalife Ltd.; Frontier
1951			Communications, Inc.

Craig Damos	President, The Damos Company	127	Hardin Construction
Director since 2008
Member, Audit Committee
Member, 15(c) Committee
1954

Mark A. Grimmett	Formerly, Executive Vice	127	None
Director since 2004	President and CFO, Merle
Member, Nominating and Governance	Norman Cosmetics, Inc.
Committee
Member, 15(c) Committee
Member, Executive Committee
1960

Fritz S. Hirsch	Formerly, CEO, MAM USA	127	Focus Products Group;
Director since 2005			MAM USA
Member, Operations Committee
Member, 15(c) Committee
1951

Tao Huang	Retired.	127	Armstrong World
Director since March 2012			Industries, Inc.
Member, Operations Committee
Member, 15(c) Committee
1962

Karen (“Karrie”) McMillan	Managing Director, Patomak	127	None
Director since 2014	Global Partners, LLC.
Member, Operations Committee	Formerly, General Counsel,
1961	Investment Company Institute

Elizabeth A. Nickels	Formerly, Executive Director,	127	Charlotte Russe; Follet
Director since September 2015	Herman Miller Foundation;		Corporation; PetSmart;
Member, Audit Committee	Formerly President, Herman		SpartanNash; Spectrum
1962	Miller Healthcare		Health Systems

97

The following directors are considered to be “interested persons” as defined in the 1940 Act, because of an affiliation with the Manager and Principal Life.

Other
			Number of	Directorships
			Portfolios in	Held by
Name,			Fund Complex	Director
Position Held with the Fund,		Principal Occupation(s)	Overseen	During Past 5
Year of Birth		During past 5 years	by Director	Years
Michael J. Beer		Chief Executive Officer, Principal Funds	127	None
Director since 2012		Distributor, Inc. (“PFD”) since 2015
President, Chief Executive Officer		Executive Director – Funds, Principal Global
Member, Executive Committee		Investors, LLC (“PGI”) since 2017
1961		Director, PGI since 2017
Director, PFD since 2015
Vice President/Mutual Funds and Broker
Dealer, Principal Life Insurance
Company (“PLIC”) (2001-2014)
Vice President/Chief Operating Officer,
Principal Funds, PLIC (2014-2015)
Executive Director, Principal Funds &
Trust, PLIC since 2015
Director, Principal Management
Corporation, (“PMC”) (2006-2015)
President & Chief Executive Officer,
PMC (2015-2017)
Executive Vice President/Chief Operating
Officer, PMC (2008-2015)
Chair, PMC (2015-2017)
Director, Principal Securities, Inc. (“PSI”) (2005-
2015)
President, PSI (2005-2015)
Director, Principal Shareholder
Services (“PSS”) (2007-2015)
Chairman, PSS since 2015
President, PSS (2007-2015)
Executive Vice President, PSS since 2015

Nora M. Everett		Director, Finisterre Capital LLP since 2011	127	None
Director since 2008		Director, Origin Asset Management
Chair		LLP since 2011
Member, Executive Committee		Chairman, Principal Financial
1959		Advisors, Inc. (“PFA”) (2010-2015)
Chairman, PFD (2011-2015)
Senior Vice President/Retirement and
Income Solutions (“RIS”), PLIC (2008-2015)
President/RIS, PLIC since 2015
Chairman, PMC (2011-2015)
President, PMC (2008-2015)
Director, PSI (2008-2011, and since 2015)
Chairman, PSI (2011-2015)
Chief Executive Officer, PSI (2009-2015)
Chairman, PSS (2011-2015)
Correspondence intended for each Director who is other than an Interested Director may be sent to 655 9th Street, Des Moines, IA 50392
.

98

The following table presents officers of the Funds.

Name, Position Held with the Fund,	Principal Occupation(s)
Address, and Year of Birth	During past 5 years
Randy L. Bergstrom	Counsel, PGI
Assistant Tax Counsel	Counsel, PLIC
Des Moines, IA 50392
1955

Jennifer A. Block	Assistant Counsel (2010-2017)
Vice President, Counsel and Assistant	Counsel, PFD (2009-2013)
Secretary	Counsel, PLIC
Des Moines, IA 50392	Counsel, PMC (2009-2013, 2014-2017)
1973	Counsel, PSI (2009-2013)
Counsel, PSS (2009-2013)

Tracy Bollin	Managing Director, PGI since 2016
Chief Financial Officer	Chief Operating Officer, PMC (2015-2017)
Des Moines, IA 50392	Chief Financial Officer, PFA (2010-2015)
1970	Senior Vice President, PFD since 2015
Chief Financial Officer, PFD (2010-2016)
Senior Vice President, PMC (2015–2017)
Chief Financial Officer, PMC (2010-2015)
Director, PMC (2014–2017)
Chief Financial Officer, PSI (2010-2015)
Director, PSS since 2014
President, PSS since 2015
Chief Financial Officer, PSS (2010-2015)

David J. Brown	Senior Vice President, PFD
Chief Compliance Officer	Chief Compliance Officer-Funds, PLIC since 2016
Des Moines, IA 50392	Vice President/Compliance, PLIC (2004-2016)
1960	Senior Vice President, PMC
Senior Vice President, PSI
Senior Vice President, PSS

Gina L. Graham	Vice President/Treasurer, PFA since 2016
Treasurer	Vice President/Treasurer, PFD since 2016
Des Moines, IA 50392	Vice President/Treasurer, PGI since 2016
1965	Vice President/Treasurer, PLIC since 2016
Vice President/Treasurer, PMC (2016-2017)
Vice President/Treasurer, Principal Real Estate Investors, LLC since 2016
Vice President/Treasurer, PSI since 2016
Vice President/Treasurer, PSS since 2016

Layne A. Rasmussen	Vice President/Controller, PMC
Vice President
Des Moines, IA 50392
1958

Sara L. Reece	Director - Accounting, PLIC since 2015
Vice President and Controller	Assistant Financial Controller, PLIC prior to 2015
Des Moines, IA 50392
1975

Greg Reymann	Assistant General Counsel, PLIC since 2014
Assistant Counsel	Assistant General Counsel, PMC(2015-2017)
Des Moines, IA 50392	VP, Chief Compliance Officer and Chief Risk Officer, Transamerica Asset
1958	Management, Inc. (“TAM”) (2010-2012)
Assistant General Counsel, Transamerica Asset Management Group
(2013-2014)
Vice President/CFTC Principal, TAM (2013-2014)

Teri R. Root	Vice President and Chief Compliance Officer, PMC (2015–2017)
Deputy Chief Compliance Officer	Compliance Officer, PMC (2010-2013)
Des Moines, IA 50392	Vice President, PSS since 2015
1979

99

Name, Position Held with the Fund,	Principal Occupation(s)
Address, and Year of Birth	During past 5 years
Britney L. Schnathorst	Counsel, PLIC since 2013
Assistant Counsel and Assistant	Prior thereto, Attorney in Private Practice
Secretary
Des Moines, IA 50392
1981

Adam U. Shaikh	Counsel, PFD (2006-2013)
Assistant Counsel	Counsel, PLIC
Des Moines, IA 50392	Counsel, PMC (2007-2013, 2014-2017)
1972	Counsel, PSI (2007-2013)
Counsel, PSS (2007-2013)

Dan Westholm	Assistant Vice President/Treasury, PFA since 2013
Assistant Treasurer	Director – Treasury, PFA (2011-2013)
Des Moines, IA 50392	Assistant Vice President/Treasury, PFD since 2013
1966	Director – Treasury, PFD (2011-2013)
Assistant Vice President/Treasury, PLIC since 2014
Director – Treasury, PLIC (2007-2014)
Director – Treasury, PMC (2003-2013)
Assistant Vice President/Treasury, PMC (2013-2017)
Assistant Vice President/Treasury, PSI since 2013
Director – Treasury, PSI (2011-2013)
Assistant Vice President/Treasury, PSS since 2013
Director – Treasury, PSS (2007-2013)

Beth Wilson	Director and Secretary – Funds, PLIC
Vice President and Secretary	Vice President, PMC (2007-2013)
Des Moines, IA 50392
1956

Clint Woods	Vice President, Associate General Counsel, Governance Officer, and
Vice President and Of Counsel	Assistant Corporate Secretary, PLIC since 2015
Des Moines, IA 50392	Assistant General Counsel, Assistant Corporate Secretary, and Governance
1961	Officer, PLIC (2013-2015)
Associate General Counsel, AEGON (2003-2012)
Jared Yepsen	Counsel, PGI since 2017
Assistant Tax Counsel	Counsel, PLIC since 2015
Des Moines, IA 50392	Senior Attorney, Transamerica Life Insurance Company (TLIC)
1981	(2013-2015)
Attorney, TLIC (2010-2013)

The 15(c) Committee assists the Board in performing the annual review of the Fund’s advisory and sub-advisory agreements pursuant to Section 15(c) of the 1940 Act.

The Audit Committee selects the independent auditors for the Fund and oversees the activities of the independent auditors as well as the internal auditors. The committee also receives reports about accounting and financial matters affecting the Fund.

The Executive Committee is selected by the Board. It may exercise all the powers of the Board, with certain exceptions, when the Board is not in session. The Committee must report its actions to the Board.

The Nominating and Governance Committee selects and nominates all candidates who are not “interested persons” of the Fund for election to the Board. The committee also oversees the structure and efficiency of the Board of Directors and the committees the Board establishes.

The Operations Committee oversees the provision of administrative and distribution services to the Funds, communications with the Funds’ shareholders, and provides review and oversight of the Funds’ operations.

Additional information about the Fund is available in the Prospectus dated May 1, 2017, and the Statement of Additional Information dated May 1, 2017. These documents may be obtained free of charge by writing Principal Funds, Inc., P.O. Box 8024, Boston, MA 02266-8024 or telephoning 1-800-222-5852. The prospectus may be viewed at www.PrincipalFunds.com/prospectuses-pvc.

100

PROXY VOTING POLICIES

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities and the results of the proxy votes for the most recent twelve months ended June 30 may be obtained free of charge by telephoning 1-800-222-5852, or on the SEC website at www.sec.gov.

SCHEDULES OF INVESTMENTS

The Fund files complete schedules of investments with the Securities and Exchange Commission as of March 31 and September 30 of each year on Form N-Q. The Fund’s Form N-Q can be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. or on the Commission’s website at www.sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-8090.

101

BOARD CONSIDERATION OF INVESTMENT ADVISORY CONTRACTS

During the period covered by this report, the Board of Directors of Principal Variable Contracts Funds, Inc. (“PVC”) approved an amended and restated subadvisory agreement with Principal Global Investors LLC (“PGI”) and an amended and restated management agreement with Principal Management Corporation (the “Manager”) related to the addition of the Diversified Growth Volatility Control Account and the Diversified Balanced Volatility Control Account. On May 1, 2017, following the launch of these two new funds, the Manager and PGI underwent a reorganization by which the Manager merged into PGI.

Diversified Growth Volatility Control Account and Diversified Balanced Volatility Control Account Advisory Agreements

On December 13, 2016, the Board met to consider, on behalf of the newly established Diversified Growth Volatility Account and the Diversified Balanced Volatility Account (each a “Fund”), the approval of: (1) an amended and restated management agreement (“Management Agreement”) between PVC, for the Funds, and the Manager and (2) an amended and restated subadvisory agreement (“Subadvisory Agreement”) between the Manager and PGI (the “Subadvisor”). (The Management Agreement and the Subadvisory Agreement are together referred to as the “Advisory Agreements.”)

Based upon its review, the Board concluded that it was in the best interests of each Fund to approve the Advisory Agreements. In reaching this conclusion, no single factor was determinative in the Board’s analysis, but rather the Board considered a variety of factors.

With respect to the Management Agreement for each Fund, the Board considered, among other factors, that the Manager has had a long-term relationship with PVC and Principal Funds, Inc. (“PFI”), serves as the investment adviser to the existing series of Principal Exchange-Traded Funds (“PETF” and together with PVC and PFI, the “Principal Funds”), all of which are overseen by the Board, and has demonstrated a commitment to support the Principal Funds. The Board concluded that a long-term relationship with a capable, conscientious adviser is in the best interests of each Fund. The Board considered various factors, including the following, and made certain findings and conclusions with regard thereto, in approving the Advisory Agreements.

Nature, Quality and Extent of Services

The Board considered the nature, quality and extent of the services to be provided to each Fund under the applicable Management Agreement, including administrative services. For each Fund, the Board considered that the Manager would be responsible for determining the allocation to various underlying funds to achieve desired equity and fixed-income exposures and the allocation to a volatility control overlay sleeve (the “Volatility Control Overlay”). The Board noted that, in connection with the 2016 annual renewal of the management agreements for the other Principal Funds, the Board had: (1) reviewed the services provided by the Manager to the other series of Principal Funds under the management agreements; (2) considered the experience and skills of senior management leading fund operations, the experience and skills of the personnel performing the functions under the management agreements and the resources made available to such personnel, the ability of the Manager to attract and retain high-quality personnel, and the organizational depth and stability of the Manager and concluded that appropriate resources were provided under the management agreements for the Principal Funds; (3) noted that the Manager’s process emphasizes the selection of Principal-affiliated Subadvisors that are determined to be qualified under the Manager’s due diligence process and concluded that this due diligence process was working well; and (4) considered the compliance program established by the Manager for the Principal Funds and their respective series and the level of compliance attained by the Principal Funds. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services to be provided by the Manager to each Fund under the applicable Management Agreement are expected to be satisfactory.

The Board considered the nature, quality and extent of the services to be provided to each Fund under the applicable Subadvisory Agreement under which the Subadvisor would manage the Volatility Control Overlay. The Board considered the reputation, qualifications and background of the Subadvisor, the capabilities of the Subadvisor to develop and run a systematic model to identify market volatility signals, the experience and skills of the Subadvisor’s investment personnel who would be responsible for the management of the Volatility Control Overlay for each Fund, and the resources made available to such personnel. The Board noted that the Subadvisor currently provides sub-advisory services for other series of Principal Funds, and that the Board had reviewed and had approved for renewal those subadvisory agreements at its September 2016 Board meeting. In addition, the Board considered the Manager’s program for recommending, monitoring and replacing Subadvisors and that the Manager recommended the Subadvisor based upon that program. Based upon all relevant factors, including the back-tested performance information described below, the Board concluded that the nature, quality and extent of the services to be provided by the Subadvisor to each Fund under the applicable Sub-advisory Agreement are expected to be satisfactory.

102

Investment Performance

As each Fund is a newly created series, the Board did not review performance of the Funds since no track record was available. For each Fund, the Board reviewed the back-tested one-year, three-year, five-year and ten-year performance as of September 30, 2016 of a volatility control portfolio using a static target allocation among underlying funds similar to the allocation initially proposed for the Fund, as compared to a relevant blended index and a relevant Morningstar category, and the annual back-tested performance of the same volatility control portfolio for each of the last nine calendar years, as compared to the relevant blended index and the relevant Morningstar category.

Fees, Economies of Scale and Profitability

The Board considered each Fund’s proposed management and sub-advisory fees. With respect to the proposed management fee for each Fund, the Board received information from the Manager, based on data supplied by Broadridge, comparing the proposed management fee to advisory fees of funds in the same asset category. The Board also considered the management fee of another fund managed by the Manager, but with a different fee structure, as well as the sub-advisory fee paid to the Subadvisor. The Board further considered whether there are economies of scale with respect to the services to be provided to each Fund under the applicable Management Agreement. The Board concluded that, for each Fund, although the proposed management fee schedule does not include breakpoints, the management fee schedule is appropriate at currently anticipated asset levels.

For each Fund, with respect to the sub-advisory fee proposed to be paid to the Subadvisor, the Board noted that the Manager compensates the Subadvisor, an affiliated company, from its own management fee so that shareholders pay only the management fee. The Board considered whether there are economies of scale with respect to the sub-advisory services to be provided under the Sub-advisory Agreement for each Fund. The Board concluded that, for each Fund, although the proposed sub-advisory fee schedule does not include breakpoints, the Subadvisor’s fee schedule is appropriate at currently anticipated asset levels. For each Fund, the Board considered the Subadvisor’s representation that it does not offer other clients a lower fee for comparable strategies and services and the Manager’s statement that it found the proposed sub-advisory fee schedule to be appropriate.

In addition, in evaluating the management and sub-advisory fees, the Board considered the Manager’s forecasted profitability with respect to each Fund. On the basis of the information provided, the Board concluded that the proposed management and sub-advisory fees for each Fund were reasonable.

Other Benefits

For each Fund, the Board also considered the character and amount of other incidental benefits to be received by the Manager and Subadvisor. The Board noted that the Subadvisor did not intend to use soft dollars. The Board concluded that, on the basis of the information provided, the proposed sub-advisory fee for each Fund was reasonable.

Overall Conclusions

Based upon all of the information considered and the conclusions reached, the Board determined that the terms of each Advisory Agreement are fair and reasonable and that approval of each of the Advisory Agreements is in the best interests of each Fund.

103

Intentionally Left Blank

ITEM 2 – CODE OF ETHICS

Not applicable to semi-annual reports.

ITEM 3 – AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable to semi-annual reports.

ITEM 4 – PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable to semi-annual reports.

ITEM 5 – AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6 – SCHEDULE OF INVESTMENTS

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

ITEM 7 – DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8 – PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9 – PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10 – SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

None

ITEM 11 – CONTROLS AND PROCEDURES

a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

(b) There have been no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12 – EXHIBITS

(a)(1) Code of Ethics - Not applicable to semi-annual reports.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Principal Variable Contracts Funds, Inc.

By /s/ Michael J. Beer

Michael J. Beer, President and CEO

Date 8/11/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Michael J. Beer

Michael J. Beer, President and CEO

Date 8/11/2017

By /s/ Tracy W. Bollin

Tracy W. Bollin, Chief Financial Officer

Date 8/11/2017